UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2022

February 1, 2023

TIAA 730 Third Avenue New York NY 10017-3206

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:        TIAA-CREF Funds

      811-09301

      Accession Number 0001193125-22-314537

Ladies and Gentlemen:

We are filing an amendment to Form Type N-CSR for the following funds (collectively, the “Fund”), originally filed on 29-December-2022:

1.	TIAA-CREF Growth & Income Fund

2.	TIAA-CREF Large-Cap Growth Fund

3.	TIAA-CREF Large-Cap Value Fund

4.	TIAA-CREF Mid-Cap Growth Fund

5.	TIAA-CREF Mid-Cap Value Fund

6.	TIAA-CREF Quant Small-Cap Equity Fund

7.	TIAA-CREF Quant Small/Mid-Cap Equity Fund

8.	TIAA-CREF Social Choice Equity Fund

9.	TIAA-CREF Social Choice Low Carbon Equity Fund

10.	TIAA-CREF Emerging Markets Equity Fund

11.	TIAA-CREF International Equity Fund

12.	TIAA-CREF International Opportunities Fund

13.	TIAA-CREF Quant International Small-Cap Equity Fund

14.	TIAA-CREF Social Choice International Equity Fund

Explanation: We have amended this filing for the following:

The city and state of the accounting firm issuing the Report of Independent Registered Public Accounting Firm has been corrected from Baltimore, Maryland to Charlotte, North Carolina.

Sincerely,

/s/ E. Scott Wickerham

E. Scott Wickerham

Principal Financial Officer, Principal

Accounting Officer and Treasurer

(principal financial officer)

Item 1.

Equity Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
October 31,
2022
The annual report contains the audited financial statements.
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
2.1
Growth & Income Fund TIGRX TGIHX TRPGX TRGIX TIIRX TGIWX
2.2
Large-Cap Growth Fund TILGX TILHX TILPX TILRX TIRTX TILWX
2.3
Large-Cap Value Fund TRLIX TRLHX TRCPX TRLCX TCLCX TRLWX
2.4
Mid-Cap Growth Fund TRPWX TCMHX TRGPX TRGMX TCMGX –
2.5
Mid-Cap Value Fund TIMVX TRVHX TRVPX TRVRX TCMVX –
2.6
Quant Small-Cap Equity Fund TISEX TSCHX TSRPX TRSEX TCSEX TSCWX
2.7
Quant Small/Mid-Cap Equity Fund TSMWX TSMNX TSMMX TSMOX TSMEX TSMUX
2.8
Social Choice Equity Fund TISCX TICHX TRPSX TRSCX TICRX –
2.9
Social Choice Low Carbon Equity Fund TNWCX TCCHX TPWCX TEWCX TLWCX –
3.01
Emerging Markets Equity Fund TEMLX TEMHX TEMPX TEMSX TEMRX TEMVX
3.1
International Equity Fund TIIEX TIEHX TREPX TRERX TIERX TIEWX
3.2
International Opportunities Fund TIOIX TIOHX TIOPX TIOTX TIOSX TIOVX
3.3
Quant International Small-Cap Equity Fund TIISX TAISX TPISX TTISX TLISX TAIWX
3.4
Social Choice International Equity Fund TSONX TSOHX TSOPX TSOEX TSORX –

Contents
Understanding this report 3
Letter to investors 4
Market monitor 6
About the funds’ benchmarks 7
Fund performance
Portfolio managers’ comments 8
Growth & Income Fund 19
Large-Cap Growth Fund 21
Large-Cap Value Fund 23
Mid-Cap Growth Fund 25
Mid-Cap Value Fund 27
Quant Small-Cap Equity Fund 29
Quant Small/Mid-Cap Equity Fund 31
Social Choice Equity Fund 33
Social Choice Low Carbon Equity Fund 35
Emerging Markets Equity Fund 37
International Equity Fund 39
International Opportunities Fund 41
Quant International Small-Cap Equity Fund 43
Social Choice International Equity Fund 45
Expense examples 47
Portfolio of investments 53
Audited financial statements
Statements of assets and liabilities 146
Statements of operations 154
Statements of changes in net assets 158
Financial highlights 164
Notes to financial statements 192
Report of Independent Registered Public Accounting Firm 206
Important tax information 207
Additional fund information 209
Trustees and officers 210
Additional information about index providers 213
How to reach us Inside Back Cover

3
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Understanding this report
For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Funds listed on the cover of this report.
This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended October 31, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The fund performance section compares each fund’s investment returns with those of its benchmark index.
The portfolios of investments list the industries and types of securities in which each fund had investments as of October
31, 2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

4
2022 Annual Report TIAA-CREF Funds: Equity Funds
Letter to investors
Brad Finkle
Global stocks posted losses for the twelve months ended October 31, 2022.
The U.S. economy fluctuated during the period, experiencing both contraction and expansion. The Federal Reserve responded to growing inflationary pressure by aggressively tightening monetary policy. Other economies around the world generally grew at a moderate pace, but persistent inflation was a common concern.
For the twelve months:
The Russell 3000® Index, which measures the performance of the broad U.S.
stock market, returned −16.5%. Please see page 7 for benchmark definitions.
The MSCI EAFE® Index, which represents stocks in 21 developed-markets nations outside North America, returned −23.0%.
The MSCI Emerging Markets Index, which tracks the performance of stocks in
24 developing nations, returned −31.0%.
Institutional class returns were negative for all 14 TIAA-CREF Equity Funds.
However, six of the funds outperformed their respective benchmarks for the period.
U.S. economy produced mixed results
Domestic stocks recorded declines for the twelve months as concerns over inflation and rising interest rates strained financial markets. The U.S. economy grew at a strong pace in the fourth quarter of 2021, but it contracted over the following two quarters before expanding again in the third quarter of 2022.
Unemployment declined, while inflation accelerated over the twelve months. The
Fed raised the federal funds target rate five times during the twelve-month period ended October 2022, and policymakers indicated that ongoing increases would be appropriate.
For the twelve months, small-cap stocks trailed large- and mid-sized equities, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Foreign developed markets lost ground
Foreign developed-markets stocks declined, though many of the world’s larger economies continued to grow. The 19-nation euro area recorded moderate economic expansion throughout the period; however, rising prices, particularly those for energy, became increasingly worrisome. The European Central Bank began to tighten monetary policy with three increases to its suite of benchmark interest rates. The Bank of England increased its benchmark rate to 2.25%.
Emerging markets stocks posted losses
Of the 24 countries in the MSCI Emerging Markets Index, more than one-half declined in U.S.-dollar terms. China, which accounted for more than 26.0% of the index at period-end, registered a larger loss than the index, primarily due to government-imposed COVID-19 restrictions. Taiwan and South Korea, which represented more than 25.0% of the index combined, also underperformed the benchmark.
Six funds outperformed their benchmarks
All 14 TIAA-CREF Equity Funds posted losses, though six outpaced the returns of their respective benchmarks. Declines for the twelve months ranged from a −5.3%
return for the Mid-Cap Value Fund to a −37.8% return for the Mid-Cap Growth Fund.
Fund performance generally reflected market trends that did not favor smaller-
cap and growth-oriented shares. The Large-Cap Growth Fund returned −32.1%, and the Mid-Cap Growth Fund returned −37.8%. Both funds trailed their respective benchmarks, the Russell 1000® Growth Index and the Russell Midcap® Growth
Index.

5
TIAA-CREF Funds: Equity Funds 2022 Annual Report
The Social Choice Equity Fund returned −16.5% and outpaced the Russell 3000 Index. The Social Choice Low Carbon
Equity Fund returned −17.3%, lagging the same benchmark. The Growth & Income Fund trailed its S&P 500® Index benchmark with a return of −18.5%.
The Quant Small-Cap Equity Fund outperformed its Russell 2000® Index benchmark with a return of −12.4%. The Quant
Small/Mid-Cap Equity Fund’s −13.7% return outpaced the performance of the Russell 2500® Index.
The Mid-Cap Value Fund’s −5.3% return outperformed the Russell Midcap Value Index. The Large-Cap Value Fund returned
−6.8%, outpacing the Russell 1000 Value Index.
Among international funds, the Emerging Markets Equity Fund returned −31.7% to trail its benchmark, the MSCI Emerging
Markets Index. The International Opportunities Fund returned −30.8%, lagging the MSCI All Country World (ACWI) ex USA
Index. The Quant International Small-Cap Equity Fund returned −26.4%, outpacing the MSCI All Country World (ACWI) ex USA
Small Cap Index.
The Social Choice International Equity Fund returned −23.5%, and the International Equity Fund returned −25.1%. Both funds trailed their shared benchmark, the MSCI EAFE Index.
A detailed overview of the financial markets during the twelve-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 8.
Navigating markets with long-term goals in mind
After more than a decade of above-average returns in the equity markets, a down year—such as the one we are witnessing—is not unusual. Nevertheless, it’s natural for investors to feel concerned when their portfolios are showing negative results. As such, we remind our investors that, historically, markets have weathered periods of volatility, and that these experiences can serve to reinforce the value of a well-developed investment plan designed to help investors achieve their financial goals. We believe a diversified portfolio of stocks, bonds and other assets, managed by professionals, can play an important role in that strategy. Of course, diversification cannot guarantee against market losses, and past performance cannot guarantee future results.
If you have any questions or would like to talk about your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Market monitor
6
2022 Annual Report TIAA-CREF Funds: Equity Funds
Stocks fell as inflation rose
For the twelve months ended October 31, 2022, U.S. stocks declined as persistent inflation and rising interest rates caused concern among investors. The Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.5%, while international developed- and emerging-markets equities posted larger losses.
U.S. economy turned in mixed performance
During the twelve months, the U.S. economy experienced periods of growth and contraction. Strong consumer spending and solid job growth gave the economy a boost, while increasing inflation and rising interest rates created headwinds. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 7.0% during the fourth quarter of 2021. But GDP contracted by 1.6% in the first quarter of 2022 and by
0.6% in the second quarter. However, GDP expanded by 2.6% in the third quarter according to the government’s “advance”
estimate.
The unemployment rate declined during the period, dropping from 4.2% in November 2021 to 3.7% in October 2022. The jobless rate fell to a low of 3.5% late in the period, a level not seen since before the COVID-19 pandemic. Core inflation, which includes all items except food and energy, increased 6.3% for the twelve months ended in October. Oil prices had large swings but ended only slightly higher. The price of West Texas Intermediate crude oil rose from $84 per barrel on November 1, 2021, to less than $87 on October 31, 2022. The dollar rose against most major currencies during the period.
Small-cap and growth stocks experienced the largest losses
Among U.S. equity investment styles, small-cap shares underperformed mid- and large-cap stocks, while growth equities lagged value shares in all size categories. Small-cap stocks returned −18.5%, while mid-cap stocks returned −17.2% and large-cap equities returned −16.4%. Among small caps, growth stocks returned −26.0% and value shares returned −10.7%. In the mid-cap category, growth equities returned −28.9%, while value stocks returned −10.2%. Within large caps, growth equities returned −24.6% and value stocks returned −7.0%. (Returns by investment style and capitalization size are based on the
Russell indexes.)
International stocks experienced generally larger declines for the period. The MSCI Emerging Markets Index returned
−31.0%, while the MSCI EAFE® Index, which measures stock performance in 21 developed-markets countries outside North
America, returned −23.0%.
Rising inflation and interest rates weighed on U.S. stocks
For the twelve-month period, U.S. equities declined amid
concerns over the pace of inflation and rising interest rates.
The Federal Reserve acted forcefully in response to inflation concerns, increasing the federal funds target rate five times during the period. The key short-term interest-rate measure
was raised to 3.00%–3.25%, its highest level since 2008.
Policymakers indicated that further increases were likely and raised the benchmark rate again a few days after the period
ended.
Economies around the world grew at varying rates during
the twelve months. The 19-nation euro area expanded for
four consecutive quarters, but higher prices—particularly
those for energy—posed an increasing challenge. China’s
economy also grew at a moderate rate despite aggressive
action by the government to limit exposure to COVID-19
variants. Central banks moved to tighten monetary policies
in response to accelerating global inflation. The European
Central Bank raised its benchmark rates by a total of 2.00
percentage points, while the Bank of England increased its
benchmark rate to 2.25%.
Global equities posted declines across the board
Performance for the twelve months ended October 31, 2022
Source: U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value:
Russell 2000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S.
mid-cap value: Russell Midcap Value Index; U.S. large-cap growth: Russell 1000®
Growth Index; U.S. large-cap value: Russell 1000 Value Index; Emerging markets: MSCI
Emerging Markets Index; Foreign developed markets: MSCI EAFE® Index. Twelve-month returns as of October 31, 2022.

7
TIAA-CREF Funds: Equity Funds 2022 Annual Report
About the funds’ benchmarks
Broad market indexes
The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 46 developed and emerging-markets countries, excluding the United States.
The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North
America—in Europe, Australasia and the Far East.
The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-markets countries in
Europe, Asia, Africa, Latin America and the Middle East.
Large-cap indexes
The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.
The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/
book ratios.
The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the
1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.
Mid-cap indexes
The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/
book ratios.
The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/
book ratios.
Small/mid-cap index
The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small-
and mid-cap market capitalizations, in the Russell 3000 Index.
Small-cap indexes
The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000
Index, based on market capitalization.
The MSCI ACWI ex USA Small Cap Index measures the performance of small-cap stocks in 22 developed-markets countries, excluding the United States, and 24 emerging-markets countries.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Portfolio managers’ comments
8
2022 Annual Report TIAA-CREF Funds: Equity Funds
Growth & Income Fund
Performance for the twelve months ended October 31, 2022
The Growth & Income Fund returned -18.53% for the Institutional Class, compared with the -14.61% return of its benchmark, the S&P 500® Index. The performance table shows returns for all share classes of the Fund.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the large-cap-oriented S&P 500 Index outperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which returned −16.52%. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.
Most benchmark sectors declined
Seven of the eleven industry sectors in the S&P 500 Index posted losses for the twelve months. Communication services returned −40.6% and was the worst performer, hurt by broad weakness in media and entertainment stocks. Next came consumer discretionary and real estate, which returned −28.5% and −20.6%, respectively, followed by information technology—the largest sector—which returned −20.3%. Together, these four sectors represented more than 45.0% of the benchmark’s total market capitalization on October 31, 2022. Energy was the best performer, gaining an impressive 65.0%.
The defensive consumer staples, utilities and health care sectors also advanced, rising 4.9%, 2.9% and 0.8%, respectively.
For the twelve-month period, only one of the five largest stocks in the S&P 500 Index generated a return that surpassed the overall return of the index. That stock was Apple, which posted a modest gain amid resilient demand for the company’s products. The remaining four stocks lagged the benchmark by a sizeable margin. Amazon.com registered the sharpest decline, hurt by a slowdown in its core retail business, followed by Tesla, which was pressured by several factors, including supply-chain disruptions and higher input costs. Next in line were Alphabet (the parent company of Google) and Microsoft.
Fund trailed its benchmark
The Fund underperformed its benchmark mainly because of allocation decisions that did not perform as anticipated. The largest detractors were underweight positions in Chevron, which announced record profits, and Berkshire Hathaway, which reported earnings growth across all of its major business units. The next-largest detractor was an overweight position in technology company salesforce.com, which performed poorly on softening customer demand.
Other stock choices bolstered the Fund’s relative return. The top contributors were an overweight position in ConocoPhillips and an out-of-benchmark position in Cheniere Energy. An overweight position in agriculture company Corteva was also helpful, as the company experienced strong sales of its crop-protection products.
Large-Cap Growth Fund
Performance for the twelve months ended October 31, 2022
The Large-Cap Growth Fund returned -32.08% for the Institutional Class, compared with the -24.60% return of its benchmark, the Russell 1000® Growth Index. The performance table shows returns for all share classes of the Fund.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.

9
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Portfolio managers’ comments
continued
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Eight of the eleven industry sectors in the Russell 1000 Growth Index registered losses for the twelve months. Communication services and consumer discretionary were the worst performers, returning −47.1% and −33.1%, respectively. Information technology—the largest sector, representing more than 45.0% of the benchmark’s total market capitalization on October
31, 2022—returned −23.8% and detracted most from the index’s performance. Together, these three sectors accounted for almost three-quarters of the benchmark’s total market capitalization on October 31, 2022. Energy was the best performer, surging 61.6%, followed by the defensive consumer staples and utilities sectors, which gained 2.8% and 2.3%, respectively.
For the twelve-month period, only one of the five largest stocks in the Russell 1000 Growth Index posted a return that surpassed the overall return of the index. That stock was Apple, which advanced amid resilient demand for the company’s products. The remaining four stocks trailed the benchmark by a significant margin. Amazon.com generated the steepest decline, hurt by a slowdown in its core retail business. Next came Tesla, followed by Alphabet (the parent company of Google)
and Microsoft.
Fund trailed its benchmark
The Fund underperformed its benchmark as certain stock allocations did not perform as anticipated, most notably an underweight position in Apple. The next-largest detractors were overweight positions in technology company salesforce.com, which experienced softening demand, and Meta Platforms (Facebook), which faced several headwinds, including changes to
Apple’s privacy policy that reduced spending on digital advertising.
On the plus side, the top contributing factor was an underweight position in Netflix, which declined following two consecutive quarters of subscriber losses. Next came an overweight position in credit card issuer Visa and an out-of-benchmark position in energy company ConocoPhillips.
Large-Cap Value Fund
Performance for the twelve months ended October 31, 2022
The Large-Cap Value Fund returned -6.76% for the Institutional Class, compared with the -7.00% return of its benchmark, the
Russell 1000® Value Index. The performance table shows returns for all share classes of the Fund.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Portfolio managers’ comments
10
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
Most benchmark sectors declined
Seven of the eleven industry sectors in the Russell 1000 Value Index posted losses for the twelve months. Communication services, which returned −30.3%, was the worst performer and largest detractor from the index’s performance. Information technology and real estate were the next-worst performers, returning −22.7% and −20.8%, respectively. Financials—the benchmark’s largest sector—was more resilient but still weak with a −12.9% return. Together, these four sectors represented almost 45.0% of the index’s total market capitalization on October 31, 2022. Energy, which soared 64.9% on elevated oil prices, was the best-performing sector and largest contributor to the index’s return. Consumer staples was the next-best performer, climbing 5.2% as investors rewarded stocks with stable demand characteristics.
For the twelve-month period, four of the five largest stocks in the Russell 1000 Value Index generated returns that surpassed the overall return of the index. Exxon Mobil and Chevron led the way, posting outsized gains on the back of strong earnings reports from both companies. While substantially lower, returns were also positive for Johnson & Johnson and
Berkshire Hathaway. JPMorgan Chase trailed the index due to several factors, including a slowdown in capital markets activity and an increase in reserves set aside for potential loan losses.
Fund outperformed its benchmark
A number of stock choices helped the Fund outperform its benchmark. The top contributor was an overweight position in
ConocoPhillips, which surged in response to the company’s strong operating performance and increases in the amount of capital it expected to return to shareholders in 2022. The next-largest contributors were overweight positions in Chevron and
EOG Resources, an oil and gas producer.
Conversely, the largest detractor was a lack of exposure to Exxon Mobil. An overweight position in communications provider
Comcast and an out-of-benchmark position in Microsoft also hurt relative performance.
Mid-Cap Growth Fund
Performance for the twelve months ended October 31, 2022
The Mid-Cap Growth Fund returned -37.82% for the Institutional Class, compared with the -28.94% return of its benchmark, the
Russell Midcap® Growth Index. The performance table shows returns for all share classes of the Fund.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors declined
Nine of the eleven industry sectors in the Russell Midcap Growth Index posted losses for the twelve months. Communication services and consumer discretionary were the worst performers, returning −55.4% and −34.1%, respectively. Next came information technology—the biggest sector—which returned −34.0% and detracted most from the index’s performance.
Together, these three sectors accounted for more than one-half of the benchmark’s total market capitalization on October 31,
2022. On the plus side, energy was the best performer, surging 65.0%, while utilities rose 2.3%.
For the period, all of the five largest stocks in the Russell Midcap Growth Index registered returns that surpassed the overall return of the benchmark. Car parts retailer AutoZone led the way and was the only positive performer, followed by software developers Synopsys and Cadence Design Systems. Next in line were restaurant chain Chipotle Mexican Grill and medical device maker DexCom.

11
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Portfolio managers’ comments
continued
Fund trailed its benchmark
The Fund underperformed its benchmark, as certain stock allocations did not perform as expected. The largest detractor was an overweight position in at-home fitness company Peloton Interactive, which saw sales drop as pandemic habits waned and many consumers returned to the gym. The next-largest detractors were an overweight position in dating giant Match Group and an out-of-benchmark position in software firm Qualtrics International.
The top contributor to relative performance was an overweight position in health insurer Molina Healthcare, which raised its full-year profit outlook alongside several new contract wins. An overweight position in discount retailer Dollar Tree and a lack of exposure to technology company Cloudflare were also helpful.
Mid-Cap Value Fund
Performance for the twelve months ended October 31, 2022
The Mid-Cap Value Fund returned -5.28% for the Institutional Class, compared with the -10.18% return of its benchmark, the
Russell Midcap® Value Index. The performance table shows returns for all share classes of the Fund.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Eight of the eleven industry sectors in the Russell Midcap Value Index registered losses for the twelve months. Communication services was the worst performer with a −32.5% return. Real estate and consumer discretionary were the largest detractors from the index’s performance, returning −19.7% and −21.5%, respectively. Financials—the benchmark’s largest component—
returned −10.7%. Together, these four sectors represented more than 40.0% of the index’s total market capitalization on
October 31, 2022. Energy was the best-performing sector, climbing 54.5%. The remaining positive performers were consumer staples and utilities, which advanced 7.5% and 4.5%, respectively.
For the twelve-month period, all of the five largest stocks in the Russell Midcap Value Index posted gains and exceeded the overall return of the index. Agriculture company Corteva led the way, helped by strong demand for its crop-protection products.
Next came energy refiner Phillips 66, which resumed its share buyback program, followed by health care firm Biogen, insurer
Aflac and communications equipment provider Motorola Solutions.
Fund outperformed its benchmark
The Fund declined but surpassed its benchmark due to favorable stock selections. The top contributors were overweight positions in Pioneer Natural Resources and Valero Energy—both energy companies that benefited from elevated oil prices. The next-largest contributor was an out-of-benchmark position in broker-dealer LPL Financial Holdings.
In contrast, the largest detractor was an overweight position in sports apparel company Under Armour, which lowered its full-year earnings forecast as higher promotional activity pressured margins. An overweight position in Signature Bank and an out-of-benchmark position in online travel company Expedia also hurt relative returns.
Quant Small-Cap Equity Fund
Performance for the twelve months ended October 31, 2022
The Quant Small-Cap Equity Fund returned -12.42% for the Institutional Class, compared with the -18.54% return of its benchmark, the Russell 2000® Index. The performance table shows returns for all share classes of the Fund.

Portfolio managers’ comments
12
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors declined
Nine of the eleven industry sectors in the Russell 2000 Index posted losses for the twelve months. Communication services was the worst performer with a −39.2% return, followed by health care—the benchmark’s largest sector—which returned
−31.5% and detracted most from the index’s performance. The next-largest detractors were information technology and consumer discretionary, which returned −30.5% and −27.8%, respectively. Together, these four sectors accounted for almost
45.0% of the index’s total market capitalization on October 31, 2022. Energy, which gained 44.8%, was the best-performing sector and top contributor to the benchmark’s return. Utilities was the other positive performer, rising 3.7%.
For the twelve-month period, all of the five largest stocks in the Russell 2000 Index posted gains and surpassed the overall return of the benchmark. Energy companies Murphy Oil and Matador Resources performed best, climbing sharply higher on elevated oil prices. Next came Shockwave Medical, which received approval to market its cardiovascular disease treatments in
China, and equipment maker Chart Industries, which reported record sales. Industrial company RBC Bearings was last in line with a single-digit gain.
Fund outperformed its benchmark
The Fund declined but surpassed its benchmark due to favorable stock selections. The top contributor was an overweight position in PBF Energy, a refiner that benefited from strong demand for gasoline, diesel and jet fuel. The next-largest contributors were overweight positions in medical diagnostics firm Lantheus Holdings and industrial services company Comfort
Systems.
The largest detractor was an overweight position in mobile applications provider Digital Turbine, which was hurt by weakness in the digital advertisement market. Next in line were overweight positions in biotechnology firm Codexis and software vendor
Asana.
Quant Small/Mid-Cap Equity Fund
Performance for the twelve months ended October 31, 2022
The Quant Small/Mid-Cap Equity Fund returned -13.73% for the Institutional Class, compared with the -17.58% return of its benchmark, the Russell 2500® Index. The performance table shows returns for all share classes of the Fund.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

13
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Portfolio managers’ comments
continued
Nearly all benchmark sectors declined
Nine of the eleven industry sectors in the Russell 2500 Index posted losses for the twelve months. Communication services was the worst performer, returning −33.9%. Information technology and health care were the largest detractors from the index’s performance, returning −28.0% and −31.7%, respectively. Industrials—the benchmark’s largest sector—was more resilient with a −12.9% return. Together, these four sectors accounted for almost one-half of the index’s total market capitalization on October 31, 2022. On the plus side, energy and utilities gained 52.2% and 4.2%, respectively.
For the twelve-month period, all of the five largest stocks in the Russell 2500 Index generated returns that surpassed the overall return of the benchmark. Broker-dealer LPL Financial Holdings led the way with an outsized gain, followed by three stocks that also posted strong increases: Steel Dynamics, First Solar and infrastructure company Quanta Services. Financial data provider FactSet Research Systems registered a single-digit decline.
Fund outperformed its benchmark
The Fund declined but surpassed its benchmark due to favorable stock selections. The top contributor was an overweight position in oil refiner PBF Energy, which surged amid robust demand for gasoline, diesel and jet fuel. Next in line were overweight positions in energy producers SM Energy and Marathon Oil, both of which benefited from high oil and gas prices.
In contrast, the largest detractor was an overweight position in financial services firm LendingClub, which was hurt by increases in the federal funds target rate. The next-largest detractors were overweight positions in cloud software provider
Domo and sports apparel company Under Armour.
Social Choice Equity Fund
Performance for the twelve months ended October 31, 2022
The Social Choice Equity Fund returned -16.45% for the Institutional Class, compared with the -16.52% return of its benchmark, the Russell 3000® Index. The performance table shows returns for all share classes of the Fund.
Avoiding certain stocks helped the Fund’s relative performance
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Excluding these companies produced mixed results for the twelve-month period, but the net effect was that the Fund slightly outperformed its benchmark.
Among stocks in which the Fund was not invested, omitting Meta Platforms (Facebook), Amazon.com and Alphabet (the
parent company of Google)—three stocks that posted sharp declines—benefited performance most relative to the index.
Meta and Alphabet were hurt by a slowdown in digital advertising as companies cut budgets in anticipation of weaker global economic growth. Amazon’s core retail business experienced softer demand as pandemic worries eased and many consumers returned to in-store shopping.
Excluding other benchmark stocks hindered relative performance
By contrast, not owning Apple, Exxon Mobil and UnitedHealth Group had the most detrimental effect on the Fund’s relative returns. Apple experienced resilient demand for its products, despite a global downturn in sales of personal computers and smartphones. Exxon Mobil announced record profits alongside high oil prices. UnitedHealth increased its annual earnings forecast amid double-digit growth in its health services unit.
Fund outperformed its benchmark
To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.
Of stocks in which the Fund was invested, overweight positions in ConocoPhillips and oilfield services company SLB were the top contributors to relative results. ConocoPhillips reported strong operating performance and increased the amount of capital it expected to return to shareholders in 2022. SLB raised its full-year revenue outlook as global oil-drilling activity accelerated. The next-largest contributor was an overweight position in Marathon Oil, which benefited from elevated energy prices.
Conversely, an underweight position in Chevron was the largest detractor from the Fund’s relative performance. Next in line were overweight positions in cybersecurity software firm Okta and PayPal Holdings. Okta struggled with integration issues related to an acquisition the company made in 2021. PayPal issued a disappointing sales forecast for 2022, citing several factors, including loss of business to a competitor and the impact of high inflation on consumer spending.

Portfolio managers’ comments
14
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
Social Choice Low Carbon Equity Fund
Performance for the twelve months ended October 31, 2022
The Social Choice Low Carbon Equity Fund returned -17.30% for the Institutional Class, compared with the -16.52% return of its benchmark, the Russell 3000® Index. The performance table shows returns for all share classes of the Fund.
Excluding some stocks hurt the Fund’s relative performance
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results for the twelve-month period, but the net effect was that the Fund underperformed its benchmark.
Among stocks the Fund excluded, not owning Apple, Exxon Mobil and Chevron—three stocks that posted gains—detracted most from the Fund’s relative performance. Apple experienced resilient demand for its products, despite a global downturn in sales of personal computers and smartphones. Both Exxon Mobil and Chevron announced record profits amid high oil prices.
Omitting other benchmark stocks aided relative performance
In contrast, the exclusion of Meta Platforms (Facebook), Amazon.com and Alphabet (the parent company of Google) had the largest positive impact on the Fund’s relative returns. Meta and Alphabet were hurt by a slowdown in digital advertising as companies cut budgets in anticipation of weaker global economic growth. Amazon’s core retail business experienced softer demand as pandemic worries eased and many consumers returned to in-store shopping.
Fund trailed its benchmark
To compensate for the exclusion of some stocks within the Russell 3000 Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.
Of stocks the Fund held, overweight positions in cybersecurity software firm Okta, PayPal Holdings and SVB Financial were the largest detractors from the Fund’s relative performance. Okta struggled with integration issues related to an acquisition the company made in 2021. PayPal issued a disappointing sales forecast for 2022, citing several factors, including loss of business to a competitor and the impact of high inflation on consumer spending. SVB Financial, a bank focused on serving start-up firms and venture capitalists, lowered its growth projections as market volatility and economic uncertainty reduced liquidity flows to private companies.
On the plus side, overweight holdings in Cheniere Energy, drug maker Merck and insurer Cigna contributed most to relative results among stocks the Fund held. Cheniere, a liquified natural gas exporter, saw robust demand from Europe as Russia cut off gas supplies to the region. Merck benefited from strong sales of the company’s vaccines and oncology treatments. Cigna reported better-than-expected earnings, in part due to lower costs, and increased the size of its share repurchase program.
Emerging Markets Equity Fund
Performance for the twelve months ended October 31, 2022
The Emerging Markets Equity Fund returned -31.68% for the Institutional Class, compared with the -31.03% return of its benchmark, the MSCI Emerging Markets Index. The performance table shows returns for all share classes of the Fund.
Foreign stocks declined despite continued growth
International stocks in both developed- and emerging-markets countries lost ground for the period despite continued economic growth among global economies. The economy in the 19-nation euro area expanded in the fourth quarter of 2021 and in each of the following three quarters, though the growth rate decelerated in the third quarter of 2022. China’s economy also grew during the twelve-month period, but the country struggled due to severe COVID-19 restrictions imposed by the government.
Global central banks began to aggressively tighten monetary policy in response to rising inflation. The Federal Reserve increased the federal funds target rate five times to 3.00%–3.25% during the twelve-month period ended October 2022. The
European Central Bank raised its benchmark rates three times for an overall increase of 2.00 percentage points. The Bank of
England increased its benchmark rate to 2.25%.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –23.00% for the period, outperforming the return of the MSCI Emerging Markets Index but trailing the −16.52% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

15
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Portfolio managers’ comments
continued
Countries in the benchmark had mixed returns
Of the 24 country components in the MSCI Emerging Markets Index, slightly more than one-half declined in U.S.-dollar terms for the twelve-month period. Hungary was the worst performer with a loss of –48.8%. China, the largest index component, returned –47.9%. Taiwan, the third-largest index component, returned –34.5%, while South Korea, the fourth-largest, returned
–34.3%. Together, these four countries accounted for more than one-half of the index’s total market capitalization on October
31, 2022. Turkey performed best with a gain of 28.1%.
Two of the five largest stocks in the MSCI Emerging Markets Index had performance that exceeded the benchmark’s overall return. Reliance Industries rose modestly in local currency terms, benefiting from a rise in oil prices, but the stock lost ground in U.S.-dollar terms due to the dollar’s strength. Samsung Electronics declined but outpaced the index. Internet retailer Alibaba
Group Holding, internet firm Tencent Holdings and Taiwan Semiconductor Manufacturing all trailed the benchmark.
Fund trailed its benchmark
For the twelve-month period, the Fund modestly underperformed its benchmark, primarily due to the effect of expenses. The top detractor was an overweight position in Brazilian e-commerce company Americanas. An overweight in Chinese artificial intelligence firm Baidu, as well as an out-of-benchmark position in China-based e-commerce firm iClick Interactive Asia Group, also detracted as both companies were hurt by the slowdown in China’s economy.
Helping to partially offset these factors were out-of-benchmark positions in Arcos Dorados Holdings, which owns the master franchise for McDonald’s restaurants in Latin America and the Caribbean, and Brazilian retail giant Lojas Americanas. An overweight position in Peru-based Credicorp was the third-largest contributor.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
International Equity Fund
Performance for the twelve months ended October 31, 2022
The International Equity Fund returned -25.14% for the Institutional Class, compared with the -23.00% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.
Foreign stocks declined despite continued growth
International stocks in both developed- and emerging-markets countries lost ground for the period despite continued economic growth among global economies. The economy in the 19-nation euro area expanded in the fourth quarter of 2021 and in each of the following three quarters, though the growth rate decelerated in the third quarter of 2022. China’s economy also grew during the twelve-month period, but the country struggled due to severe COVID-19 restrictions imposed by the government.
Global central banks began to aggressively tighten monetary policy in response to rising inflation. The Federal Reserve increased the federal funds target rate five times to 3.00%–3.25% during the twelve-month period ended October 2022. The
European Central Bank raised its benchmark rates three times for an overall increase of 2.00 percentage points. The Bank of
England increased its benchmark rate to 2.25%.
The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, outperformed the –31.03% return of the MSCI Emerging Markets Index for the period. Both indexes trailed the –16.52% return of the Russell 3000® Index, a broad measure of the U.S. stock market.
All countries in the benchmark lost ground
All of the countries in the MSCI EAFE Index posted double-digit losses in U.S.-dollar terms for the twelve-month period. The largest index components were Japan (22.1%), the United Kingdom (15.6%) and France (11.7%), returning –24.7%, –12.4%
and −20.4%, respectively. Collectively, these three nations represented nearly one-half of the benchmark’s total market capitalization on October 31, 2022. The Netherlands was the worst performer, returning –38.7%.
Three of the five largest stocks in the MSCI EAFE Index exceeded the benchmark’s overall return. Shell performed best with a strong double-digit gain, followed by global drug manufacturer AstraZeneca, which also advanced. Swiss pharmaceutical manufacturer Roche Holding declined but outpaced the index. Nestle only slightly trailed the index’s return, while Dutch semiconductor firm ASML Holding posted a sizable loss.

Portfolio managers’ comments
16
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
Fund trailed its benchmark
For the twelve months, the Fund underperformed its benchmark. Top detractors included an overweight position in Recruit
Holdings, a Japanese human resources company, as well as an out-of-benchmark position in Cyprus-based TCS Group Holding, a digital provider of online financial and lifestyle services. An overweight in German-based shoe and apparel company adidas also detracted as the company’s stock saw a steep decline late in the period.
By contrast, an overweight position in Japan-based pharmaceutical giant Daiichi Sankyo, which had impressive gains in a down market, contributed most to the Fund’s relative performance. Overweights in Norwegian energy company Equinor and
British-based Shell were the next-largest contributors, with strong performance resulting from the sharp increase in energy prices.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
International Opportunities Fund
Performance for the twelve months ended October 31, 2022
The International Opportunities Fund returned -30.76% for the Institutional Class, compared with the -24.73% return of its benchmark, the MSCI All Country World ex USA Index. The performance table shows returns for all share classes of the Fund.
Foreign stocks declined despite continued growth
International stocks in both developed- and emerging-markets countries lost ground for the period despite continued economic growth among global economies. The economy in the 19-nation euro area expanded in the fourth quarter of 2021 and in each of the following three quarters, though the growth rate decelerated in the third quarter of 2022. China’s economy also grew during the twelve-month period but the country struggled due to severe COVID-19 restrictions imposed by the government.
Global central banks began to aggressively tighten monetary policy in response to rising inflation. The Federal Reserve increased the federal funds target rate five times to 3.00%–3.25% during the twelve-month period ended October 2022. The
European Central Bank raised its benchmark rates three times for an overall increase of 2.00 percentage points. The Bank of
England increased its benchmark rate to 2.25%.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned −23.00% for the period. The MSCI Emerging Markets Index returned −31.03% for the twelve months. Both indexes lagged the −16.52% return of the Russell 3000® Index, a broad measure of the U.S. stock market.
Most country components outperformed the benchmark’s return
In U.S.-dollar terms, 32 of 46 countries within the MSCI ACWI ex USA Index had returns that exceeded the benchmark’s return for the twelve-month period. The largest markets were Japan (14.1%), the United Kingdom (10.0%) and Canada (8.5%), which returned −24.7%, −12.4% and −13.9%, respectively. Collectively, these three nations represented almost one-third of the index’s total market capitalization on October 31, 2022.
Fund underperformed its benchmark
The Fund underperformed its benchmark, mainly due to stock choices that did not perform as expected. The largest detractor was an overweight position in Canadian software firm Lightspeed Commerce, which was hurt by investor concerns over the company’s quarterly results. The next-largest detractors were overweight positions in Canadian e-commerce company Shopify and Chinese semiconductor manufacturer Silergy.
On the plus side, the top contributors to relative performance were overweight positions in Norwegian energy producer
Equinor, Canadian discount retailer Dollarama and Canadian convenience store operator Alimentation Couche-Tard.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

17
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Portfolio managers’ comments
continued
Quant International Small-Cap Equity Fund
Performance for the twelve months ended October 31, 2022
The Quant International Small-Cap Equity Fund returned -26.44% for the Institutional Class, compared with the -27.75% return of its benchmark, the MSCI ACWI ex USA Small Cap Index. The performance table shows returns for all share classes of the
Fund.
Foreign stocks declined despite continued growth
International stocks in both developed- and emerging-markets countries lost ground for the period despite continued economic growth among global economies. The economy in the 19-nation euro area expanded in the fourth quarter of 2021 and in each of the following three quarters, though the growth rate decelerated in the third quarter of 2022. China’s economy also grew during the twelve-month period but the country struggled due to severe COVID-19 restrictions imposed by the government.
Global central banks began to aggressively tighten monetary policy in response to rising inflation. The Federal Reserve increased the federal funds target rate five times to 3.00%–3.25% during the twelve-month period ended October 2022. The
European Central Bank raised its benchmark rates three times for an overall increase of 2.00 percentage points. The Bank of
England increased its benchmark rate to 2.25%.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned −23.00% for the period. The MSCI Emerging Markets Index returned −31.03% for the twelve months. Both indexes lagged the −16.52% return of the Russell 3000® Index, a broad measure of the U.S. stock market.
Most country components outperformed the benchmark’s return
For the twelve-month period, 25 of 46 countries had returns that surpassed that of the benchmark in U.S.-dollar terms.
The largest markets were Japan (20.5%), the United Kingdom (10.0%) and Canada (8.0%), which returned −24.9%, −37.6%
and −17.6%, respectively. Together, these three nations made up almost 40.0% of the index’s total market capitalization on
October 31, 2022.
Fund outperformed its benchmark
The Fund outperformed its benchmark on the strength of several stock allocations. The top contributor was an overweight position in Dutch fertilizer producer OCI, which benefited from high fertilizer prices. The next-largest contributors were overweight positions in Canadian energy company Tourmaline Oil and Dutch infrastructure firm Fugro.
Conversely, the largest detractors from the Fund’s relative performance were overweight positions in Swedish sports helmet maker MIPS, Taiwanese semiconductor supplier Parade Technologies and Israeli printing solutions provider Kornit Digital.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
Social Choice International Equity Fund
Performance for the twelve months ended October 31, 2022
The Social Choice International Equity Fund returned -23.47% for the Institutional Class, compared with the -23.00% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.
Omitting certain stocks detracted from the Fund’s relative performance
The Fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not. Because of its ESG criteria, the Fund excluded certain stocks in the MSCI EAFE Index. Excluding these companies produced mixed results during the twelve-month period, but the net effect was that the Fund underperformed its benchmark.
Among the stocks the Fund excluded, leaving out Shell, Novartis and BHP Group detracted most from relative results. Shell accelerated share buybacks and announced plans to increase its dividend. Swiss drug manufacturer Novartis launched an organizational restructuring expected to produce substantial cost savings. Australian mining company BHP Group reported strong earnings growth, driven by rising prices of coal and other commodities it sells.

Portfolio managers’ comments
18
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Excluding other benchmark stocks aided relative performance
In contrast, not owning Sea, Philips and Adyen helped relative performance most. Singapore-based internet company Sea experienced a slowdown in its e-commerce division. Dutch medical equipment maker Philips posted disappointing operating results amid supply-chain disruptions and weak sales in China. Dutch digital-payments processor Adyen saw a surge in costs, which eroded its profit margins.
Fund trailed its benchmark
To compensate for the exclusion of some stocks within the MSCI EAFE Index, the Fund’s managers use quantitative
(mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.
Among stocks the Fund held, the largest detractors were an underweight position in Australian financial firm Westpac
Banking, which fell less than the index, and an overweight position in New Zealand software provider Xero, which reported a full-year operating loss. An overweight position in Japanese technology company Z Holdings also hurt the Fund’s relative performance.
Conversely, overweight positions in Norway-based Equinor and French company TotalEnergies—both energy producers—were the top contributors to relative results amid high oil and gas prices. The next-largest contributor was an overweight position in Japanese pharmaceutical firm Daiichi Sankyo, which benefited from strong sales of the company’s flagship cancer and cardiovascular treatments.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Growth & Income Fund
19
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Growth & Income Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 - 18 .53% 8 .53% 11 .93% 0 .40% 0 .40%
Advisor Class 12/4/15 - 18 .59 8 .44 11 .87
†
0 .50 0 .50
Premier Class 9/30/09 - 18 .62 8 .38 11 .76 0 .55 0 .55
Retirement Class 10/1/02 - 18 .68 8 .27 11 .65 0 .65 0 .65
Retail Class 3/31/06 - 18 .73 8 .23 11 .60 0 .69 0 .69
Class W 9/28/18 - 18 .17 8 .89
†
12 .12
†
0 .40 0 .00
S&P 500® Index – - 14 .61 10 .44 12 .79 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Growth & Income Fund
20
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
5.12
billion
Portfolio turnover rate 74%
Number of holdings 156
Weighted median market
capitalization $145.62 billon
Price/earnings ratio (weighted
12-month trailing average)
†
21.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 25.4
Health care 16.6
Financials 11.6
Consumer discretionary 9.4
Industrials 9.1
Consumer staples 8.0
Communication services 6.2
Energy 6.0
Materials 3.6
Utilities 2.7
Real estate 1.2
Short-term investments,
other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
72.1
More than $15 billion-$50 billion
19.1
More than $2 billion-$15 billion
8.1
$2 billion or less
0.7
Total 100.0

Large-Cap Growth Fund
21
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Growth Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 3/31/06 - 32 .08% 9 .33% 13 .54% 0 .40% 0 .40%
Advisor Class 12/4/15 - 32 .13 9 .25 13 .48
†
0 .48 0 .48
Premier Class 9/30/09 - 32 .17 9 .17 13 .38 0 .55 0 .55
Retirement Class 3/31/06 - 32 .22 9 .07 13 .25 0 .65 0 .65
Retail Class 3/31/06 - 32 .23 9 .02 13 .19 0 .69 0 .69
Class W 9/28/18 - 31 .80 9 .69
†
13 .72
†
0 .40 0 .00
Russell 1000® Growth Index – - 24 .60 12 .59 14 .69 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Large-Cap Growth Fund
22
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
4.70
billion
Portfolio turnover rate 64%
Number of holdings 76
Weighted median market
capitalization $208.06 billon
Price/earnings ratio (weighted
12-month trailing average)
†
31.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 41.1
Consumer discretionary 19.3
Health care 10.7
Industrials 8.5
Communication services 8.2
Consumer staples 5.9
Energy 2.8
Financials 2.6
Materials 1.1
Short-term investments,
other assets & liabilities, net -0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
81.1
More than $15 billion-$50 billion
15.9
More than $2 billion-$15 billion
2.8
$2 billion or less
0.2
Total 100.0

Large-Cap Value Fund
23
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Value Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 6 .76% 6 .57% 9 .78% 0 .41% 0 .41%
Advisor Class 12/4/15 - 6 .83 6 .52 9 .74
†
0 .49 0 .49
Premier Class 9/30/09 - 6 .88 6 .41 9 .61 0 .56 0 .56
Retirement Class 10/1/02 - 7 .00 6 .31 9 .50 0 .66 0 .66
Retail Class 10/1/02 - 6 .99 6 .27 9 .44 0 .72 0 .72
Class W 9/28/18 - 6 .34 6 .93
†
9 .96
†
0 .41 0 .00
Russell 1000® Value Index – - 7 .00 7 .21 10 .30 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Large-Cap Value Fund
24
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
4.92
billion
Portfolio turnover rate 21%
Number of holdings 83
Weighted median market
capitalization $139.71 billon
Price/earnings ratio (weighted
12-month trailing average)
†
15.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 22.7
Health care 18.3
Industrials 13.8
Information technology 10.9
Energy 9.8
Communication services 6.4
Consumer discretionary 5.8
Materials 4.5
Utilities 3.4
Consumer staples 3.4
Real estate 0.9
Short-term investments,
other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
82.8
More than $15 billion-$50 billion
13.8
More than $2 billion-$15 billion
3.4
Total 100.0

Mid-Cap Growth Fund
25
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Mid-Cap Growth Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 37 .82% 5 .02% 9 .17% 0 .46% 0 .46%
Advisor Class 12/4/15 - 37 .90 4 .95 9 .12
†
0 .50 0 .50
Premier Class 9/30/09 - 37 .92 4 .86 9 .01 0 .61 0 .61
Retirement Class 10/1/02 - 37 .94 4 .77 8 .90 0 .71 0 .71
Retail Class 10/1/02 - 37 .94 4 .73 8 .84 0 .75 0 .75
Russell Midcap® Growth Index – - 28 .94 8 .66 11 .95 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Mid-Cap Growth Fund
26
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
1.08
billion
Portfolio turnover rate 62%
Number of holdings 100
Weighted median market
capitalization $20.81 billon
Price/earnings ratio (weighted
12-month trailing average)
†
23.3
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 27.3
Industrials 18.3
Health care 16.6
Consumer discretionary 14.6
Energy 5.7
Financials 5.5
Consumer staples 4.1
Communication services 3.1
Materials 2.7
Real estate 1.5
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
3.3
More than $15 billion-$50 billion
55.9
More than $2 billion-$15 billion
35.9
$2 billion or less
4.9
Total 100.0

Mid-Cap Value Fund
27
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Mid-Cap Value Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 5 .28% 5 .11% 9 .10% 0 .45% 0 .45%
Advisor Class 12/4/15 - 5 .39 5 .01 9 .03
†
0 .54 0 .54
Premier Class 9/30/09 - 5 .46 4 .95 8 .93 0 .60 0 .60
Retirement Class 10/1/02 - 5 .54 4 .84 8 .82 0 .70 0 .70
Retail Class 10/1/02 - 5 .50 4 .80 8 .77 0 .76 0 .76
Russell Midcap® Value Index – - 10 .18 6 .49 10 .42 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Mid-Cap Value Fund
28
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
1.81
billion
Portfolio turnover rate 80%
Number of holdings 93
Weighted median market
capitalization $16.14 billon
Price/earnings ratio (weighted
12-month trailing average)
†
14.6
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 17.9
Industrials 17.8
Health care 10.6
Information technology 10.2
Real estate 9.2
Consumer discretionary 8.9
Energy 6.8
Materials 6.4
Utilities 6.3
Consumer staples 3.6
Communication services 0.6
Short-term investments,
other assets & liabilities, net 1.7
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
13.3
More than $15 billion-$50 billion
39.0
More than $2 billion-$15 billion
46.3
$2 billion or less
1.4
Total 100.0

Quant Small-Cap Equity Fund
29
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Quant Small-Cap Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 12 .42% 6 .68% 11 .24% 0 .41% 0 .41%
Advisor Class 12/4/15 - 12 .48 6 .61 11 .19
†
0 .49 0 .49
Premier Class 9/30/09 - 12 .58 6 .52 11 .08 0 .56 0 .56
Retirement Class 10/1/02 - 12 .65 6 .42 10 .97 0 .66 0 .66
Retail Class 10/1/02 - 12 .67 6 .40 10 .91 0 .72 0 .72
Class W 9/28/18 - 12 .05 7 .03
†
11 .43
†
0 .41 0 .00
Russell 2000® Index – - 18 .54 5 .56 9 .93 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Quant Small-Cap Equity Fund
30
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
2.73
billion
Portfolio turnover rate 74%
Number of holdings 417
Weighted median market
capitalization $2.63 billon
Price/earnings ratio (weighted
12-month trailing average)
†
19.3
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 17.0
Health care 16.2
Industrials 15.7
Information technology 13.0
Consumer discretionary 7.9
Energy 7.5
Real estate 6.1
Consumer staples 4.4
Materials 4.1
Utilities 3.8
Communication services 2.9
Short-term investments,
other assets & liabilities, net 1.4
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $2 billion-$15 billion
63.4
$2 billion or less
36.6
Total 100.0

Quant Small/Mid-Cap Equity Fund
31
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 5, 2016)
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Quant Small/Mid-Cap Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/5/16 - 13 .73% 10 .28% 11 .96% 0 .47% 0 .47%
Advisor Class 8/5/16 - 13 .81 10 .25 11 .91 0 .59 0 .59
Premier Class 8/5/16 - 13 .86 10 .11 11 .79 0 .66 0 .66
Retirement Class 8/5/16 - 13 .93 10 .02 11 .68 0 .72 0 .72
Retail Class 8/5/16 - 13 .97 9 .90 11 .55 0 .87 0 .87
Class W 9/28/18 - 13 .30 10 .72
†
12 .32
†
0 .47 0 .00
Russell 2500® Index – - 17 .58 7 .07 8 .87
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.

Quant Small/Mid-Cap Equity Fund
32
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
1.23
billion
Portfolio turnover rate 90%
Number of holdings 393
Weighted median market
capitalization $4.61 billon
Price/earnings ratio (weighted
12-month trailing average)
†
17.4
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Industrials 19.2
Financials 16.4
Information technology 14.6
Health care 12.2
Consumer discretionary 8.8
Real estate 7.7
Energy 6.6
Materials 6.0
Consumer staples 5.0
Communication services 2.0
Utilities 1.4
Short-term investments,
other assets & liabilities, net 0.1
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
0.4
More than $15 billion-$50 billion
3.3
More than $2 billion-$15 billion
76.0
$2 billion or less
20.3
Total 100.0

Social Choice Equity Fund
33
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Social Choice Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 - 16 .45% 9 .94% 12 .26% 0 .17% 0 .17%
Advisor Class 12/4/15 - 16 .51 9 .87 12 .21
†
0 .25 0 .25
Premier Class 9/30/09 - 16 .57 9 .77 12 .09 0 .33 0 .33
Retirement Class 10/1/02 - 16 .65 9 .67 11 .98 0 .42 0 .42
Retail Class 3/31/06 - 16 .64 9 .65 11 .95 0 .44 0 .44
Russell 3000® Index – - 16 .52 9 .87 12 .46 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.

Social Choice Equity Fund
34
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
6.06
billion
Portfolio turnover rate 19%
Number of holdings 527
Weighted median market
capitalization $78.75 billon
Price/earnings ratio (weighted
12-month trailing average)
†
20.3
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 26.6
Health care 14.6
Financials 14.3
Industrials 9.9
Consumer discretionary 9.9
Consumer staples 5.7
Energy 5.2
Communication services 4.8
Utilities 3.2
Materials 2.9
Real estate 2.6
Short-term investments,
other assets & liabilities, net 0.3
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
63.2
More than $15 billion-$50 billion
25.0
More than $2 billion-$15 billion
10.2
$2 billion or less
1.6
Total 100.0

Social Choice Low Carbon Equity Fund
35
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 7, 2015)
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Social Choice Low Carbon Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/7/15 - 17 .30% 10 .06% 10 .73% 0 .31% 0 .31%
Advisor Class 12/4/15 - 17 .39 9 .95 10 .64
†
0 .43 0 .43
Premier Class 8/7/15 - 17 .44 9 .91 10 .58 0 .46 0 .46
Retirement Class 8/7/15 - 17 .52 9 .79 10 .45 0 .56 0 .56
Retail Class 8/7/15 - 17 .51 9 .73 10 .39 0 .62 0 .62
Russell 3000® Index – - 16 .52 9 .87 10 .53
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.

Social Choice Low Carbon Equity Fund
36
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
1.07
billion
Portfolio turnover rate 28%
Number of holdings 408
Weighted median market
capitalization $77.42 billon
Price/earnings ratio (weighted
12-month trailing average)
†
21.3
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 26.7
Health care 15.4
Financials 13.7
Industrials 9.9
Consumer discretionary 9.6
Consumer staples 7.6
Communication services 4.9
Energy 3.5
Real estate 3.3
Materials 2.6
Utilities 2.1
Short-term investments,
other assets & liabilities, net 0.7
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
63.2
More than $15 billion-$50 billion
25.8
More than $2 billion-$15 billion
9.5
$2 billion or less
1.5
Total 100.0

Emerging Markets Equity Fund
37
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 8/31/10 - 31 .68% - 5 .49% - 0 .21% 0 .88% 0 .88%
Advisor Class 12/4/15 - 31 .77 - 5 .54 - 0 .26
†
0 .97 0 .97
Premier Class 8/31/10 - 31 .77 - 5 .61 - 0 .36 1 .03 1 .03
Retirement Class 8/31/10 - 31 .85 - 5 .63 - 0 .41 1 .12 1 .12
Retail Class 8/31/10 - 31 .97 - 5 .85 - 0 .60 1 .31 1 .31
Class W 9/28/18 - 31 .16 - 4 .82
†
0 .14
†
0 .88 0 .00
MSCI Emerging Markets Index – - 31 .03 - 3 .09 0 .79 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

Emerging Markets Equity Fund
38
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2022
Net assets $
1.57
billion
Portfolio turnover rate 108%
Number of holdings 68
Weighted median market
capitalization $29.13 billon
Price/earnings ratio (weighted
12-month trailing average)
†
9.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 21.6
Financials 19.5
Consumer discretionary 17.0
Communication services 11.9
Energy 9.1
Consumer staples 4.9
Materials 2.4
Industrials 1.4
Health care 0.9
Short-term investments,
other assets & liabilities, net 11.3
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
35.1
More than $15 billion-$50 billion
31.3
More than $2 billion-$15 billion
24.4
$2 billion or less
9.2
Total 100.0
% of portfolio investments
as of 10/31/2022
Brazil 18.3
China 14.8
India 14.5
Taiwan 11.9
Korea, Republic of 9.3
Mexico 7.4
South Africa 2.3
Indonesia 2.3
Peru 2.1
Hong Kong 1.6
5 other nations 4.3
Short-term investments 11.2
Total 100.0

International Equity Fund
39
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Equity Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 - 25 .14% - 1 .31% 3 .98% 0 .46% 0 .46%
Advisor Class 12/4/15 - 25 .23 - 1 .43 3 .92
†
0 .56 0 .56
Premier Class 9/30/09 - 25 .24 - 1 .46 3 .83 0 .61 0 .61
Retirement Class 10/1/02 - 25 .32 - 1 .55 3 .74 0 .71 0 .71
Retail Class 3/31/06 - 25 .32 - 1 .65 3 .64 0 .80 0 .80
Class W 9/28/18 - 24 .76 - 0 .92
†
4 .19
†
0 .46 0 .00
MSCI EAFE® Index – - 23 .00 - 0 .09 4 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

International Equity Fund
40
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2022
Net assets $
6.26
billion
Portfolio turnover rate 21%
Number of holdings 82
Weighted median market
capitalization $65.92 billon
Price/earnings ratio (weighted
12-month trailing average)
†
9.9
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Health care 15.9
Industrials 15.1
Financials 12.3
Consumer staples 11.0
Consumer discretionary 10.8
Energy 9.2
Materials 8.6
Communication services 3.6
Information technology 3.4
Utilities 1.9
Short-term investments,
other assets & liabilities, net 8.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
62.8
More than $15 billion-$50 billion
32.0
More than $2 billion-$15 billion
5.2
Total 100.0
% of portfolio investments
as of 10/31/2022
Japan 18.8
United Kingdom 15.9
France 10.6
Netherlands 10.0
Germany 8.7
Australia 6.0
Switzerland 5.0
United States 4.7
Norway 2.0
Brazil 1.8
8 other nations 9.0
Short-term investments 7.5
Total 100.0

International Opportunities Fund
41
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception April 12, 2013)
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Opportunities Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 4/12/13 - 30 .76% 2 .20% 4 .44% 0 .60% 0 .60%
Advisor Class 12/4/15 - 30 .83 2 .11 4 .38
†
0 .70 0 .70
Premier Class 4/12/13 - 30 .88 2 .07 4 .29 0 .77 0 .77
Retirement Class 4/12/13 - 30 .87 2 .04 4 .23 0 .85 0 .85
Retail Class 4/12/13 - 31 .02 1 .79 4 .02 1 .06 1 .06
Class W 9/28/18 - 30 .39 2 .70
†
4 .71
†
0 .60 0 .00
MSCI All Country World ex USA Index – - 24 .73 - 0 .60 2 .39
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.

International Opportunities Fund
42
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2022
Net assets $
2.39
billion
Portfolio turnover rate 15%
Number of holdings 96
Weighted median market
capitalization $23.45 billon
Price/earnings ratio (weighted
12-month trailing average)
†
16.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Consumer discretionary 16.4
Information technology 15.8
Industrials 13.6
Financials 12.4
Consumer staples 10.8
Health care 8.5
Materials 8.2
Energy 6.2
Communication services 0.8
Real estate 0.6
Short-term investments,
other assets & liabilities, net 6.7
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
21.6
More than $15 billion-$50 billion
45.6
More than $2 billion-$15 billion
29.6
$2 billion or less
3.2
Total 100.0
% of portfolio investments
as of 10/31/2022
Canada 13.0
Japan 9.3
United Kingdom 9.0
Brazil 6.6
Germany 5.2
Netherlands 5.1
Australia 4.9
France 4.9
United States 4.2
Italy 4.2
13 other nations 26.3
Short-term investments 7.3
Total 100.0

Quant International Small-Cap Equity Fund
43
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception December 9, 2016)
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Quant International Small-Cap Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 12/9/16 - 26 .44% - 3 .20% 1 .59% 0 .71% 0 .71%
Advisor Class 12/9/16 - 26 .47 - 3 .24 1 .53 0 .80 0 .80
Premier Class 12/9/16 - 26 .53 - 3 .32 1 .45 0 .96 0 .90
Retirement Class 12/9/16 - 26 .62 - 3 .41 1 .37 0 .96 0 .96
Retail Class 12/9/16 - 26 .71 - 3 .60 1 .18 2 .20 1 .14
Class W 9/28/18 - 25 .88 - 2 .66
†
2 .07
†
0 .71 0 .00
MSCI ACWI ex USA Small Cap Index – - 27 .75 - 0 .29 3 .83
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.

Quant International Small-Cap Equity Fund
44
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2022
Net assets $
1.20
billion
Portfolio turnover rate 119%
Number of holdings 681
Weighted median market
capitalization $1.65 billon
Price/earnings ratio (weighted
12-month trailing average)
†
8.4
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Industrials 22.9
Financials 15.8
Materials 13.3
Energy 7.7
Information technology 7.6
Consumer staples 7.6
Consumer discretionary 6.8
Utilities 5.2
Health care 5.1
Real estate 4.9
Communication services 2.6
Short-term investments,
other assets & liabilities, net 0.5
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
1.6
More than $15 billion-$50 billion
0.6
More than $2 billion-$15 billion
43.2
$2 billion or less
54.6
Total 100.0
% of portfolio investments
as of 10/31/2022
Japan 17.5
United Kingdom 9.0
Canada 7.8
Australia 6.4
United States 6.2
India 5.1
Taiwan 4.2
Sweden 3.4
Korea, Republic of 3.2
Israel 2.8
38 other nations 28.5
Short-term investments 5.9
Total 100.0

Social Choice International Equity Fund
45
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 7, 2015)
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Social Choice International Equity Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/7/15 - 23 .47% 0 .38% 2 .31% 0 .36% 0 .36%
Advisor Class 12/4/15 - 23 .55 0 .31 2 .24
†
0 .46 0 .46
Premier Class 8/7/15 - 23 .64 0 .21 2 .14 0 .52 0 .52
Retirement Class 8/7/15 - 23 .66 0 .14 2 .05 0 .61 0 .61
Retail Class 8/7/15 - 23 .72 0 .06 1 .96 0 .70 0 .70
MSCI EAFE® Index – - 23 .00 - 0 .09 1 .75
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.

Social Choice International Equity Fund
46
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2022
Net assets $
1.15
billion
Portfolio turnover rate 15%
Number of holdings 351
Weighted median market
capitalization $31.75 billon
Price/earnings ratio (weighted
12-month trailing average)
†
9.8
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 18.0
Industrials 13.8
Health care 12.5
Consumer discretionary 10.6
Consumer staples 10.3
Information technology 8.3
Materials 7.6
Communication services 5.7
Energy 5.4
Utilities 3.4
Real estate 2.7
Short-term investments,
other assets & liabilities, net 1.7
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
35.9
More than $15 billion-$50 billion
36.1
More than $2 billion-$15 billion
28.0
Total 100.0
% of portfolio investments
as of 10/31/2022
Japan 22.1
United Kingdom 13.6
France 9.9
United States 8.3
Germany 7.7
Australia 5.8
Switzerland 5.3
Netherlands 3.4
Sweden 3.0
Denmark 2.7
15 other nations 16.4
Short-term investments 1.8
Total 100.0

47
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( May 1, 2022 – October 31, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
2.1
Growth & Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$936.37 $936.58 $935.74 $935.37 $934.92 $938.48
Expenses incurred during the period*
$1.96 $2.40 $2.71 $3.18 $3.38 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.18 $1,022.72 $1,022.40 $1,021.92 $1,021.71 $1,025.20
Expenses incurred during the period*
$2.05 $2.51 $2.84 $3.32 $3.53 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.40% for
Institutional Class, 0.49% for Advisor Class, 0.56% for Premier Class, 0.65% for Retirement Class, 0.69% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples
48
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
2.2
Large-Cap Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$885.91 $885.32 $885.32 $885.09 $884.76 $887.64
Expenses incurred during the period*
$1.85 $2.20 $2.56 $3.03 $3.29 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.25 $1,022.87 $1,022.49 $1,021.99 $1,021.71 $1,025.20
Expenses incurred during the period*
$1.98 $2.37 $2.75 $3.25 $3.53 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.39% for
Institutional Class, 0.46% for Advisor Class, 0.54% for Premier Class, 0.64% for Retirement Class, 0.69% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.3
Large-Cap Value Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$985.51 $985.01 $984.49 $984.45 $984.19 $987.53
Expenses incurred during the period*
$2.07 $2.45 $2.83 $3.32 $3.60 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.12 $1,022.73 $1,022.36 $1,021.86 $1,021.58 $1,025.20
Expenses incurred during the period*
$2.11 $2.50 $2.88 $3.38 $3.66 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.41% for
Institutional Class, 0.49% for Advisor Class, 0.56% for Premier Class, 0.66% for Retirement Class, 0.72% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.4
Mid-Cap Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$871.53 $869.88 $870.49 $870.50 $870.14
Expenses incurred during the period*
$2.29 $4.06 $3.00 $3.47 $3.75
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.76 $1,020.87 $1,021.99 $1,021.50 $1,021.20
Expenses incurred during the period*
$2.48 $4.38 $3.25 $3.75 $4.05
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.49% for
Institutional Class, 0.86% for Advisor Class, 0.64% for Premier Class, 0.74% for Retirement Class and 0.80% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

49
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Expense examples
continued
2.5
Mid-Cap Value Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$981.99 $981.41 $980.83 $980.69 $980.62
Expenses incurred during the period*
$2.27 $2.74 $3.03 $3.52 $3.82
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.92 $1,022.44 $1,022.15 $1,021.66 $1,021.35
Expenses incurred during the period*
$2.31 $2.80 $3.09 $3.59 $3.90
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.45% for
Institutional Class, 0.55% for Advisor Class, 0.61% for Premier Class, 0.70% for Retirement Class and 0.77% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.6
Quant Small-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,019.56 $1,018.95 $1,018.47 $1,017.78 $1,017.43 $1,021.38
Expenses incurred during the period*
$2.14 $2.49 $2.92 $3.42 $3.70 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.08 $1,022.74 $1,022.32 $1,021.82 $1,021.53 $1,025.20
Expenses incurred during the period*
$2.15 $2.49 $2.92 $3.42 $3.71 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.42% for
Institutional Class, 0.49% for Advisor Class, 0.57% for Premier Class, 0.67% for Retirement Class, 0.73% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.7
Quant Small/Mid-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$972.28 $972.33 $971.73 $971.36 $971.32 $975.34
Expenses incurred during the period*
$2.38 $2.98 $3.16 $3.61 $3.87 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.79 $1,022.18 $1,022.00 $1,021.55 $1,021.28 $1,025.20
Expenses incurred during the period*
$2.44 $3.06 $3.24 $3.70 $3.97 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.48% for
Institutional Class, 0.60% for Advisor Class, 0.64% for Premier Class, 0.73% for Retirement Class, 0.78% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples
50
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
2.8
Social Choice Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$952.77 $952.32 $951.75 $951.59 $951.37
Expenses incurred during the period*
$0.81 $1.23 $1.77 $2.04 $2.19
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.37 $1,023.94 $1,023.40 $1,023.11 $1,022.97
Expenses incurred during the period*
$0.84 $1.28 $1.83 $2.12 $2.27
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.17% for
Institutional Class, 0.25% for Advisor Class, 0.36% for Premier Class, 0.42% for Retirement Class and 0.44% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
2.9
Social Choice Low Carbon Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$949.04 $948.41 $947.99 $947.64 $947.13
Expenses incurred during the period*
$1.50 $2.03 $2.24 $2.73 $2.89
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.67 $1,023.12 $1,022.91 $1,022.41 $1,022.24
Expenses incurred during the period*
$1.56 $2.11 $2.32 $2.83 $3.00
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.31% for
Institutional Class, 0.41% for Advisor Class, 0.46% for Premier Class, 0.56% for Retirement Class and 0.59% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.01
Emerging Markets Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$807.50 $806.49 $806.49 $806.53 $806.01 $810.47
Expenses incurred during the period*
$4.12 $4.26 $4.28 $4.28 $5.48 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.65 $1,020.49 $1,020.47 $1,020.47 $1,019.14 $1,025.20
Expenses incurred during the period*
$4.61 $4.76 $4.79 $4.79 $6.12 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.90% for
Institutional Class, 0.93% for Advisor Class, 0.94% for Premier Class, 0.94% for Retirement Class, 1.20% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

51
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Expense examples
continued
3.1
International Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$900.08 $899.83 $899.92 $899.19 $898.07 $902.95
Expenses incurred during the period*
$2.24 $2.78 $2.96 $3.44 $3.93 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.85 $1,022.28 $1,022.09 $1,021.58 $1,021.07 $1,025.20
Expenses incurred during the period*
$2.38 $2.96 $3.15 $3.66 $4.18 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.47% for
Institutional Class, 0.58% for Advisor Class, 0.62% for Premier Class, 0.72% for Retirement Class, 0.82% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.2
International Opportunities Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$883.82 $883.29 $883.04 $882.92 $881.77 $885.61
Expenses incurred during the period*
$2.91 $3.38 $3.04 $3.04 $4.31 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.11 $1,021.62 $1,021.98 $1,021.98 $1,020.63 $1,025.20
Expenses incurred during the period*
$3.13 $3.62 $3.26 $3.26 $4.63 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.61% for
Institutional Class, 0.71% for Advisor Class, 0.64% for Premier Class, 0.64% for Retirement Class, 0.91% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
3.3
Quant International Small-Cap Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$842.62 $841.64 $841.85 $840.66 $840.98 $845.33
Expenses incurred during the period*
$3.38 $3.40 $4.19 $4.52 $5.30 $0.02
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.54 $1,021.51 $1,020.66 $1,020.29 $1,019.45 $1,025.19
Expenses incurred during the period*
$3.70 $3.73 $4.59 $4.96 $5.81 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.73% for
Institutional Class, 0.73% for Advisor Class, 0.90% for Premier Class, 0.97% for Retirement Class, 1.14% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples
52
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
3.4
Social Choice International Equity Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$870.86 $870.75 $870.12 $869.57 $869.57
Expenses incurred during the period*
$1.71 $2.25 $2.44 $2.88 $2.94
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.38 $1,022.80 $1,022.60 $1,022.12 $1,022.06
Expenses incurred during the period*
$1.84 $2.44 $2.64 $3.12 $3.18
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.36% for
Institutional Class, 0.48% for Advisor Class, 0.52% for Premier Class, 0.61% for Retirement Class and 0.62% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolio of investments
Growth & Income Fund October 31, 2022
53
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 1 .5%
101,817 *,n Aptiv plc $ 9,272,474
167,585 * Dr ING hc F Porsche AG. 17,141,238
293,546 n General Motors Co 11,521,681
183,286 *,n Tesla, Inc 41,704,896
TOTAL AUTOMOBILES & COMPONENTS 79,640,289
BANKS - 4 .4%
1,803,325 Bank of America Corp 64,991,833
470,788 Fifth Third Bancorp 16,802,424
506,600 n JPMorgan Chase & Co 63,770,808
203,547 M&T Bank Corp 34,271,208
961,512 Wells Fargo & Co 44,219,937
TOTAL BANKS 224,056,210
CAPITAL GOODS - 7 .1%
100,607 Acuity Brands, Inc 18,468,427
88,097 *,n Boeing Co 12,554,704
91,145 Carlisle Cos, Inc 21,765,426
92,886 Deere & Co 36,766,137
212,151 Dover Corp 27,726,014
245,471 Eaton Corp 36,837,833
124,410 HEICO Corp 20,234,042
269,147 Honeywell International, Inc 54,911,371
456,777 Ingersoll Rand, Inc 23,067,239
27,691 Northrop Grumman Corp 15,202,636
252,655 Otis Worldwide Corp 17,847,549
181,830 Quanta Services, Inc 25,827,133
229,151 Raytheon Technologies Corp 21,728,098
98,434 n Spirit Aerosystems Holdings, Inc (Class A) 2,279,731
429,434 n Textron, Inc 29,390,463
TOTAL CAPITAL GOODS 364,606,803
COMMERCIAL & PROFESSIONAL SERVICES - 1 .1%
122,197 Thomson Reuters Corp 12,987,097
262,012 Waste Management, Inc 41,494,841
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 54,481,938
CONSUMER DURABLES & APPAREL - 1 .2%
42,163 * Deckers Outdoor Corp 14,754,099
1,217,263 * Mattel, Inc 23,079,306
241,023 n Nike, Inc (Class B) 22,338,012
TOTAL CONSUMER DURABLES & APPAREL 60,171,417
CONSUMER SERVICES - 1 .7%
132,957 *,n Airbnb, Inc 14,214,433
55,417 Churchill Downs, Inc 11,521,748
216,297 Darden Restaurants, Inc 30,960,753
77,527 *,n Expedia Group, Inc 7,246,449
134,265 Marriott International, Inc (Class A) 21,497,169
TOTAL CONSUMER SERVICES 85,440,552
DIVERSIFIED FINANCIALS - 2 .9%
192,665 American Express Co 28,601,119
24,600 BlackRock, Inc 15,889,386
84,959 CME Group, Inc 14,723,395
567,414 Equitable Holdings, Inc 17,374,217
1,001,000 * Grab Holdings Ltd. 2,602,600
612,871 Morgan Stanley 50,359,610

Portfolio of investments
Growth & Income Fund October 31, 2022
54
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
53,154 S&P Global, Inc $ 17,075,722
TOTAL DIVERSIFIED FINANCIALS 146,626,049
ENERGY - 6 .0%
253,063 n Cheniere Energy, Inc 44,642,844
535,484 ConocoPhillips 67,519,177
133,837 n EOG Resources, Inc 18,271,427
568,796 n EQT Corp 23,798,425
676,739 Exxon Mobil Corp 74,989,449
154,582 n Helmerich & Payne, Inc 7,653,355
229,681 n Hess Corp 32,403,395
698,800 n Schlumberger Ltd 36,358,564
TOTAL ENERGY 305,636,636
FOOD & STAPLES RETAILING - 1 .5%
918,941 Albertsons Cos, Inc 18,847,480
399,290 Walmart, Inc 56,830,946
TOTAL FOOD & STAPLES RETAILING 75,678,426
FOOD, BEVERAGE & TOBACCO - 4 .9%
185,412 * Bunge Ltd 18,300,164
439,156 Coca-Cola Co 26,283,487
114,772 Hershey Co 27,404,110
284,101 Kraft Heinz Co 10,929,365
297,507 Lamb Weston Holdings, Inc 25,651,054
467,539 Mondelez International, Inc 28,744,298
335,209 * Monster Beverage Corp 31,415,788
389,687 PepsiCo, Inc 70,759,365
55,953 Pernod-Ricard S.A. 9,820,377
TOTAL FOOD, BEVERAGE & TOBACCO 249,308,008
HEALTH CARE EQUIPMENT & SERVICES - 7 .4%
67,335 * Acadia Healthcare Co, Inc 5,474,335
711,113 * Boston Scientific Corp 30,656,081
432,291 *,n Dexcom, Inc 52,212,107
114,401 Elevance Health, Inc 62,551,035
157,289 n HCA Healthcare, Inc 34,205,639
54,535 Humana, Inc 30,434,893
73,580 *,n Intuitive Surgical, Inc 18,135,263
121,866 STERIS plc 21,031,634
105,751 Stryker Corp 24,242,359
181,199 UnitedHealth Group, Inc 100,592,625
TOTAL HEALTH CARE EQUIPMENT & SERVICES 379,535,971
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
382,852 Colgate-Palmolive Co 28,269,792
102,367 n Estee Lauder Cos (Class A) 20,523,560
265,850 Procter & Gamble Co 35,802,019
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 84,595,371
INSURANCE - 4 .3%
817,542 American International Group, Inc 46,599,894
211,780 Chubb Ltd 45,509,404
42,854 Everest Re Group Ltd 13,827,272
603,546 Hartford Financial Services Group, Inc 43,702,766
146,543 Marsh & McLennan Cos, Inc 23,665,229
619,145 Metlife, Inc 45,327,605
TOTAL INSURANCE 218,632,170
MATERIALS - 3 .6%
103,004 Air Products & Chemicals, Inc 25,792,202

Portfolio of investments
Growth & Income Fund October 31, 2022
55
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
161,160 Avery Dennison Corp $ 27,324,678
411,662 * Axalta Coating Systems Ltd 9,599,958
786,891 n Corteva, Inc 51,415,458
166,706 Linde plc 49,570,029
158,093 Nutrien Ltd 13,358,858
63,315 n Sociedad Quimica y Minera de Chile S.A. (ADR) 5,931,349
TOTAL MATERIALS 182,992,532
MEDIA & ENTERTAINMENT - 5 .5%
1,717,187 * Alphabet, Inc (Class C) 162,548,921
264,810 * Meta Platforms, Inc 24,669,699
71,575 *,n Netflix, Inc 20,891,311
188,093 *,n Take-Two Interactive Software, Inc 22,285,259
466,868 * Walt Disney Co 49,740,117
TOTAL MEDIA & ENTERTAINMENT 280,135,307
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .2%
388,979 AbbVie, Inc 56,946,526
15,026 * Argenx SE 5,829,036
309,631 *,e,n Axsome Therapeutics, Inc 13,979,840
23,165 *,n Biogen, Inc 6,565,888
79,707 * BioMarin Pharmaceutical, Inc 6,905,017
490,348 Bristol-Myers Squibb Co 37,987,259
218,386 Danaher Corp 54,961,205
191,000 Eli Lilly & Co 69,159,190
383,977 Gilead Sciences, Inc 30,126,835
76,394 * IQVIA Holdings, Inc 16,017,530
339,532 Johnson & Johnson 59,068,382
452,148 Merck & Co, Inc 45,757,378
195,379 Sanofi-Aventis 16,813,886
42,583 * Vertex Pharmaceuticals, Inc 13,285,896
67,351 West Pharmaceutical Services, Inc 15,497,465
144,608 Zoetis, Inc 21,803,994
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 470,705,327
REAL ESTATE - 1 .2%
70,818 AvalonBay Communities, Inc 12,401,648
79,505 Extra Space Storage, Inc 14,107,367
261,449 Prologis, Inc 28,955,477
92,691 Rexford Industrial Realty, Inc 5,123,959
TOTAL REAL ESTATE 60,588,451
RETAILING - 5 .0%
85,723 Advance Auto Parts, Inc 16,280,512
1,349,071 *,n Amazon.com, Inc 138,198,833
286,455 *,n Children's Place, Inc 11,595,698
128,282 n Home Depot, Inc 37,988,149
65,251 Target Corp 10,717,477
563,357 TJX Companies, Inc 40,618,040
TOTAL RETAILING 255,398,709
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .1%
254,604 *,n Advanced Micro Devices, Inc 15,291,516
55,483 n ASML Holding NV 26,211,279
115,097 Broadcom, Inc 54,109,402
61,537 *,n First Solar, Inc 8,957,941
470,575 Marvell Technology, Inc 18,672,416
52,664 n Monolithic Power Systems, Inc 17,876,795
292,590 n NVIDIA Corp 39,490,872
177,734 n QUALCOMM, Inc 20,912,182

Portfolio of investments
Growth & Income Fund October 31, 2022
56
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
136,000 *,n Wolfspeed, Inc $ 10,710,000
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 212,232,403
SOFTWARE & SERVICES - 11 .7%
100,581 Accenture plc 28,554,946
260,360 Mastercard, Inc (Class A) 85,444,945
1,232,802 n Microsoft Corp 286,170,328
681,990 Oracle Corp 53,242,959
113,930 *,n Palo Alto Networks, Inc 19,549,249
157,340 *,n Salesforce, Inc 25,581,910
70,520 *,n ServiceNow, Inc 29,670,585
94,020 *,n Synopsys, Inc 27,505,551
163,569 Visa, Inc (Class A) 33,884,954
47,763 * Workday, Inc 7,442,431
TOTAL SOFTWARE & SERVICES 597,047,858
TECHNOLOGY HARDWARE & EQUIPMENT - 9 .6%
2,313,446 Apple, Inc 354,743,810
265,146 *,n Calix, Inc 19,525,351
465,695 * Ciena Corp 22,306,790
898,425 Cisco Systems, Inc 40,815,448
42,358 Motorola Solutions, Inc 10,577,216
687,104 * Stratasys Ltd 9,942,395
210,877 TE Connectivity Ltd 25,775,496
27,456 * Teledyne Technologies, Inc 10,926,939
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 494,613,445
TELECOMMUNICATION SERVICES - 0 .7%
2,083,200 AT&T, Inc 37,976,736
TOTAL TELECOMMUNICATION SERVICES 37,976,736
TRANSPORTATION - 0 .9%
331,002 * Delta Air Lines, Inc 11,230,898
107,968 DSV AS 14,589,525
422,928 Knight-Swift Transportation Holdings, Inc 20,313,232
TOTAL TRANSPORTATION 46,133,655
UTILITIES - 2 .7%
399,938 Alliant Energy Corp 20,864,765
394,437 American Electric Power Co, Inc 34,678,901
564,487 NextEra Energy, Inc 43,747,743
458,175 Public Service Enterprise Group, Inc 25,689,872
374,124 RWE AG. 14,401,954
TOTAL UTILITIES 139,383,235
TOTAL COMMON STOCKS 5,105,617,498
(Cost $3,324,472,565)
PURCHASED OPTIONS - 0.0%
CAPITAL GOODS - 0 .0%
76,000 Textron, Inc 20,900
TOTAL CAPITAL GOODS 20,900
TOTAL PURCHASED OPTIONS 20,900
(Cost $81,342)

Portfolio of investments
Growth & Income Fund October 31, 2022
57
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.9%
REPURCHASE AGREEMENT - 0 .8%
$ 41,840,000 r Fixed Income Clearing Corp (FICC) 3 .030% 11/01/22 $ 41,840,000
TOTAL REPURCHASE AGREEMENT 41,840,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
5,687,120 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 5,687,120
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 5,687,120
TOTAL SHORT-TERM INVESTMENTS 47,527,120
(Cost $47,527,120)
TOTAL INVESTMENTS - 100.7% 5,153,165,518
(Cost $3,372,081,027)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (35,284,436)
NET ASSETS - 100.0% $ 5,117,881,082
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $13,936,134.
n
All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $41,840,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $42,676,822.
Purchased options outstanding as of October 31, 2022 were as follows:
Description/underlying
investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Textron, Inc, Put 760 $ 81,342 $ 55 .00 11/18/22 $ 20,900
Written options outstanding as of October 31, 2022 were as follows:
Description/underlying
investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Advanced Micro Devices, Inc, Call 400 $ (277,982) $ 65 .00 04/21/23 $ (307,000)
Advanced Micro Devices, Inc, Put 400 (241,983) 50 .00 04/21/23 (181,000)
Airbnb, Inc, Call 380 (204,489) 135 .00 12/16/22 (60,610)
Airbnb, Inc, Put 380 (150,104) 105 .00 11/18/22 (243,200)
Airbnb, Inc, Put 380 (137,926) 85 .00 11/18/22 (42,940)
Amazon.com, Inc, Call 330 (44,869) 145 .00 12/16/22 (3,300)
Amazon.com, Inc, Call 534 (206,638) 120 .00 02/17/23 (205,590)
Amazon.com, Inc, Put 204 (55,889) 92 .00 12/16/22 (46,920)
Amazon.com, Inc, Put 456 (221,598) 90 .00 02/17/23 (209,760)
Ambarella, Inc, Put 238 (851,273) 90 .00 06/16/23 (869,890)
Aptiv plc, Call 330 (138,917) 115 .00 05/19/23 (174,900)
Aptiv plc, Put 330 (236,265) 70 .00 05/19/23 (148,500)
ASML Holding NV, Call 85 (180,533) 530 .00 12/16/22 (101,150)
ASML Holding NV, Put 85 (64,596) 390 .00 12/16/22 (68,850)
Axsome Therapeutics, Inc, Call 210 (237,341) 80 .00 03/17/23 (33,075)
Axsome Therapeutics, Inc, Call 400 (347,180) 85 .00 03/17/23 (64,000)
Axsome Therapeutics, Inc, Call 230 (183,529) 90 .00 03/17/23 (20,700)
Axsome Therapeutics, Inc, Put 1,270 (467,312) 40 .00 01/20/23 (571,500)
Axsome Therapeutics, Inc, Put 840 (418,286) 40 .00 03/17/23 (537,600)
Biogen, Inc, Call 128 (36,404) 330 .00 11/18/22 (27,200)
Boeing Co, Call 270 (240,036) 160 .00 02/17/23 (207,225)
Boeing Co, Put 270 (214,386) 120 .00 02/17/23 (137,700)

Portfolio of investments
Growth & Income Fund October 31, 2022
58
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
Description/underlying
investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
Calix, Inc, Call 400 $ (42,523) $ 80 .00 11/18/22 $ (57,000)
CF Industries Holdings, Inc, Put 525 (144,986) 80 .00 01/20/23 (87,938)
Cheniere Energy, Inc, Call 220 (137,490) 200 .00 12/16/22 (57,750)
Children's Place, Inc, Call 450 (38,745) 50 .00 11/18/22 (23,625)
Cloudflare, Inc, Put 128 (272,374) 65 .00 06/16/23 (238,400)
Corteva, Inc, Call 650 (167,677) 70 .00 03/17/23 (217,750)
Corteva, Inc, Put 1,300 (159,858) 50 .00 03/17/23 (123,500)
Crowdstrike Holdings, Inc, Put 200 (397,985) 150 .00 04/21/23 (351,000)
Crown Holdings, Inc, Put 800 (32,776) 50 .00 12/16/22 (24,000)
Dexcom, Inc, Call 260 (362,523) 105 .00 03/17/23 (652,600)
Dexcom, Inc, Put 480 (384,880) 85 .00 03/17/23 (146,400)
Dexcom, Inc, Put 260 (204,779) 90 .00 03/17/23 (100,100)
DocuSign, Inc, Put 760 (908,157) 50 .00 06/16/23 (824,600)
Enphase Energy, Inc, Put 200 (414,907) 220 .00 12/16/22 (57,900)
EOG Resources, Inc, Call 280 (35,831) 150 .00 11/18/22 (32,900)
EOG Resources, Inc, Call 336 (126,995) 146 .70 12/16/22 (152,880)
EQT Corp, Call 500 (24,485) 50 .00 11/11/22 (5,000)
EQT Corp, Put 500 (21,985) 30 .00 11/18/22 (5,000)
Estee Lauder Cos, Inc, Call 160 (214,379) 250 .00 06/16/23 (115,200)
Estee Lauder Cos, Inc, Put 160 (443,128) 220 .00 06/16/23 (507,200)
Expedia Group, Inc, Call 330 (149,147) 125 .00 04/21/23 (146,850)
Expedia Group, Inc, Put 200 (40,061) 80 .00 11/04/22 (11,900)
Expedia Group, Inc, Put 200 (123,917) 80 .00 01/20/23 (82,500)
Expedia Group, Inc, Put 340 (222,104) 75 .00 04/21/23 (187,000)
First Solar, Inc, Call 254 (33,774) 165 .00 11/18/22 (49,530)
Generac Holdings, Inc, Put 59 (257,279) 240 .00 06/16/23 (732,780)
General Motors Co, Call 1,000 (158,967) 47 .00 03/17/23 (156,000)
Global Payments, Inc, Put 288 (172,212) 105 .00 01/20/23 (108,000)
Hasbro, Inc, Put 760 (32,657) 55 .00 11/18/22 (11,400)
HCA Healthcare, Inc, Put 215 (73,737) 175 .00 11/18/22 (4,837)
Helmerich & Payne, Inc, Call 750 (95,023) 57 .50 12/16/22 (112,500)
Helmerich & Payne, Inc, Put 750 (96,103) 40 .00 12/16/22 (71,250)
Hess Corp, Call 334 (234,453) 165 .00 02/17/23 (195,390)
Hess Corp, Put 334 (131,583) 120 .00 01/20/23 (128,590)
Home Depot, Inc, Call 240 (270,707) 330 .00 06/16/23 (378,600)
Home Depot, Inc, Put 240 (419,503) 255 .00 06/16/23 (304,200)
IDEXX Laboratories, Inc, Put 73 (476,913) 380 .00 06/16/23 (382,155)
Intel Corp, Put 1,000 (707,955) 40 .00 06/16/23 (1,215,000)
Intuitive Surgical, Inc, Call 190 (145,911) 290 .00 06/16/23 (303,050)
Intuitive Surgical, Inc, Put 190 (271,308) 185 .00 06/16/23 (142,500)
JPMorgan Chase & Co, Call 330 (110,208) 135 .00 01/20/23 (113,850)
Lululemon Athletica, Inc, Put 165 (194,361) 250 .00 01/20/23 (85,800)
Lululemon Athletica, Inc, Put 165 (245,033) 260 .00 01/20/23 (109,313)
Microsoft Corp, Call 170 (55,244) 260 .00 11/18/22 (7,905)
Microsoft Corp, Put 170 (25,664) 200 .00 11/18/22 (7,990)
Moderna, Inc, Put 106 (529,674) 180 .00 06/16/23 (488,395)
Monolithic Power Systems, Inc, Call 100 (185,358) 400 .00 03/17/23 (226,000)
Monolithic Power Systems, Inc, Put 100 (585,728) 340 .00 03/17/23 (420,000)
NetFlix, Inc, Call 144 (103,819) 335 .00 12/02/22 (51,840)
NetFlix, Inc, Call 72 (49,174) 340 .00 12/02/22 (21,132)
NetFlix, Inc, Put 144 (32,395) 240 .00 11/11/22 (6,912)
NIKE, Inc, Call 500 (30,995) 100 .00 11/18/22 (35,000)
NIKE, Inc, Put 500 (138,397) 80 .00 11/18/22 (13,750)
NVIDIA Corp, Call 280 (155,108) 170 .00 03/17/23 (205,800)
NVIDIA Corp, Put 280 (190,387) 95 .00 03/17/23 (122,500)
Palo Alto Networks, Inc, Call 201 (10,299) 200 .00 11/18/22 (12,562)
Palo Alto Networks, Inc, Call 201 (50,042) 186 .67 12/16/22 (101,505)
Paramount Global, Put 97 (32,951) 25 .00 01/20/23 (67,900)
Paramount Global, Put 196 (80,039) 27 .00 01/20/23 (174,440)
Paramount Global, Put 230 (168,889) 30 .00 01/20/23 (271,975)
PayPal Holdings, Inc, Put 210 (132,291) 75 .00 11/18/22 (50,925)
Petco Health & Wellness Co, Inc, Put 1,600 (364,745) 12 .50 06/16/23 (492,000)
QUALCOMM, Inc, Call 290 (31,900) 145 .00 11/18/22 (9,135)
Salesforce, Inc, Put 190 (204,430) 135 .00 03/17/23 (114,000)
Schlumberger NV, Call 1,000 (180,417) 55 .00 12/16/22 (215,500)
Schlumberger NV, Put 1,000 (120,808) 42 .50 12/16/22 (68,000)
Seagen, Inc, Put 160 (40,794) 120 .00 12/16/22 (68,800)

Portfolio of investments
Growth & Income Fund October 31, 2022
59
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
concluded
Description/underlying
investment
Number of
contracts
Notional
amount
Exercise
price
Expiration
date Value
ServiceNow, Inc, Call 95 $ (61,461) $ 490 .00 12/16/22 $ (59,375)
ServiceNow, Inc, Put 95 (49,681) 340 .00 12/16/22 (49,400)
Shake Shack, Inc, Put 480 (492,935) 52 .50 06/16/23 (405,600)
Snowflake, Inc, Put 210 (1,013,576) 200 .00 06/16/23 (1,167,600)
Sociedad Quimica y Minera de Chile
S.A., Put 1,200 (1,073,640) 80 .00 12/16/22 (339,000)
Spirit AeroSystems Holdings, Inc, Call 880 (319,838) 28 .00 06/16/23 (248,600)
Spirit AeroSystems Holdings, Inc, Put 880 (124,051) 21 .00 11/18/22 (57,200)
Spirit AeroSystems Holdings, Inc, Put 880 (482,388) 26 .00 06/16/23 (501,600)
Synopsys, Inc, Call 110 (6,253) 350 .00 11/18/22 (2,750)
Take-Two Interactive Software, Inc, Call 290 (40,591) 145 .00 12/16/22 (30,015)
Take-Two Interactive Software, Inc, Put 290 (153,920) 110 .00 12/16/22 (121,075)
Teradyne, Inc, Put 520 (172,101) 70 .00 01/20/23 (126,100)
Tesla, Inc, Call 447 (250,748) 250 .00 12/16/22 (419,063)
Tesla, Inc, Call 330 (438,458) 255 .00 02/17/23 (617,925)
Tesla, Inc, Put 447 (466,197) 180 .00 12/16/22 (176,565)
Tesla, Inc, Put 330 (810,452) 200 .00 02/17/23 (532,950)
Textron, Inc, Call 760 (74,456) 70 .00 11/18/22 (121,600)
Textron, Inc, Put 760 (28,097) 50 .00 11/18/22 (24,700)
Ulta Beauty, Inc, Put 140 (96,734) 340 .00 11/18/22 (7,000)
Wolfspeed, Inc, Call 310 (62,920) 130 .00 11/18/22 (3,100)
Wolfspeed, Inc, Call 440 (204,582) 110 .00 03/17/23 (173,800)
Wolfspeed, Inc, Put 440 (412,698) 75 .00 03/17/23 (446,600)
Zscaler, Inc, Put 210 (935,980) 175 .00 05/19/23 (796,950)
Total 43,611  $ (25,628,220)  $ (22,758,882)

Large-Cap Growth Fund October 31, 2022
Portfolio of investments
60
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.2%
AUTOMOBILES & COMPONENTS - 2 .7%
55,888 *,e Rivian Automotive, Inc $ 1,954,403
556,550 * Tesla, Inc 126,637,387
TOTAL AUTOMOBILES & COMPONENTS 128,591,790
CAPITAL GOODS - 2 .6%
264,573 * Boeing Co 37,704,298
142,105 Deere & Co 56,248,001
241,723 Safran S.A. 26,920,663
TOTAL CAPITAL GOODS 120,872,962
COMMERCIAL & PROFESSIONAL SERVICES - 3 .4%
652,006 Experian Group Ltd 20,789,380
254,685 Verisk Analytics, Inc 46,564,059
696,442 Waste Connections, Inc 91,867,664
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 159,221,103
CONSUMER DURABLES & APPAREL - 1 .3%
202,910 Essilor International S.A. 32,085,783
144,143 Nike, Inc (Class B) 13,359,173
3,378,400 Prada S.p.A 15,391,471
TOTAL CONSUMER DURABLES & APPAREL 60,836,427
CONSUMER SERVICES - 3 .6%
77,263 * Booking Holdings, Inc 144,441,633
705,945 * Las Vegas Sands Corp 26,832,970
TOTAL CONSUMER SERVICES 171,274,603
DIVERSIFIED FINANCIALS - 1 .7%
167,298 American Express Co 24,835,388
3,133,698 * Grab Holdings Ltd. 8,147,615
343,487 * Liberty Media Acquisition Corp 3,445,175
142,152 S&P Global, Inc 45,666,330
TOTAL DIVERSIFIED FINANCIALS 82,094,508
ENERGY - 2 .8%
490,630 ConocoPhillips 61,863,536
182,192 Pioneer Natural Resources Co 46,715,851
182,536 Valero Energy Corp 22,917,395
TOTAL ENERGY 131,496,782
FOOD & STAPLES RETAILING - 2 .1%
197,489 Costco Wholesale Corp 99,040,734
TOTAL FOOD & STAPLES RETAILING 99,040,734
FOOD, BEVERAGE & TOBACCO - 3 .8%
1,694,442 Davide Campari-Milano NV 15,216,633
936,001 * Monster Beverage Corp 87,722,014
414,600 PepsiCo, Inc 75,283,068
TOTAL FOOD, BEVERAGE & TOBACCO 178,221,715
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
87,518 * Align Technology, Inc 17,004,747
449,260 * Dexcom, Inc 54,261,623
225,122 * Intuitive Surgical, Inc 55,485,819
259,885 UnitedHealth Group, Inc 144,275,158
TOTAL HEALTH CARE EQUIPMENT & SERVICES 271,027,347

Portfolio of investments
Large-Cap Growth Fund October 31, 2022
61
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE - 0 .9%
741,313 American International Group, Inc $ 42,254,841
TOTAL INSURANCE 42,254,841
MATERIALS - 1 .1%
287,110 Corteva, Inc 18,759,767
107,913 Linde plc 32,087,931
TOTAL MATERIALS 50,847,698
MEDIA & ENTERTAINMENT - 8 .2%
2,397,716 * Alphabet, Inc (Class C) 226,967,797
303,218 * Match Group, Inc 13,099,018
557,080 * Meta Platforms, Inc 51,897,573
138,600 * Netflix, Inc 40,454,568
642,625 * ROBLOX Corp 28,751,042
216,523 * Walt Disney Co 23,068,360
TOTAL MEDIA & ENTERTAINMENT 384,238,358
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 4 .9%
573,778 AbbVie, Inc 84,001,099
1,159,955 * Avantor, Inc 23,396,292
444,333 * Horizon Therapeutics Plc 27,690,833
223,356 * Illumina, Inc 51,108,320
280,927 Zoetis, Inc 42,358,173
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 228,554,717
RETAILING - 11 .7%
225,710 * Alibaba Group Holding Ltd (ADR) 14,350,642
3,844,868 * Amazon.com, Inc 393,868,278
234,489 * CarMax, Inc 14,775,152
869,911 * Coupang, Inc 15,023,363
545,016 eBay, Inc 21,713,437
32,247 Kering 14,767,864
1,032,763 TJX Companies, Inc 74,462,212
TOTAL RETAILING 548,960,948
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .6%
907,349 * Advanced Micro Devices, Inc 54,495,381
568,133 Applied Materials, Inc 50,160,463
170,035 Broadcom, Inc 79,936,854
524,617 Marvell Technology, Inc 20,816,802
427,831 NVIDIA Corp 57,744,350
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 263,153,850
SOFTWARE & SERVICES - 28 .6%
219,859 Accenture plc 62,417,970
15,935 *,g Adyen NV 22,748,787
96,479 * Atlassian Corp 19,559,188
285,131 * DocuSign, Inc 13,771,827
187,119 Intuit, Inc 79,993,372
1,976,713 Microsoft Corp 458,854,389
664,491 Oracle Corp 51,876,812
200,716 * Palo Alto Networks, Inc 34,440,858
405,564 * PayPal Holdings, Inc 33,897,039
764,610 * Qualtrics International, Inc 9,152,382
107,302 Roper Technologies, Inc 44,480,971
653,354 * Salesforce, Inc 106,228,827
135,934 * ServiceNow, Inc 57,192,871
98,370 * Synopsys, Inc 28,778,144
1,368,635 Visa, Inc (Class A) 283,526,427

Portfolio of investments
Large-Cap Growth Fund October 31, 2022
62
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
224,699 * Workday, Inc $ 35,012,598
TOTAL SOFTWARE & SERVICES 1,341,932,462
TECHNOLOGY HARDWARE & EQUIPMENT - 6 .9%
2,112,656 Apple, Inc 323,954,671
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 323,954,671
TRANSPORTATION - 2 .5%
2,058,281 * Uber Technologies, Inc 54,688,526
328,535 Union Pacific Corp 64,767,390
TOTAL TRANSPORTATION 119,455,916
TOTAL COMMON STOCKS 4,706,031,432
(Cost $3,607,424,895)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 12/16/22 9,951,572
TOTAL GOVERNMENT AGENCY DEBT 9,951,572
REPURCHASE AGREEMENT - 0 .2%
7,020,000 r Fixed Income Clearing Corp (FICC) 3 .000 11/01/22 7,020,000
TOTAL REPURCHASE AGREEMENT 7,020,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
31,045 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 31,045
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 31,045
TOTAL SHORT-TERM INVESTMENTS 17,002,617
(Cost $17,005,545)
TOTAL INVESTMENTS - 100.6% 4,723,034,049
(Cost $3,624,430,440)
OTHER ASSETS & LIABILITIES, NET - (0.6)% (26,026,816)
NET ASSETS - 100.0% $ 4,697,007,233
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,002,170.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $7,020,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $7,160,403.

Portfolio of investments
Large-Cap Value Fund October 31, 2022
63
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
BANKS - 10 .3%
3,587,125 Bank of America Corp $ 129,279,985
1,191,418 JPMorgan Chase & Co 149,975,698
405,867 PNC Financial Services Group, Inc 65,681,457
1,169,723 US Bancorp 49,654,741
2,441,212 Wells Fargo & Co 112,271,340
TOTAL BANKS 506,863,221
CAPITAL GOODS - 11 .4%
191,672 Allegion plc 20,081,475
175,531 * Boeing Co 25,014,923
128,438 Caterpillar, Inc 27,801,690
148,137 Deere & Co 58,635,587
384,179 Dover Corp 50,208,354
384,362 Eaton Corp 57,681,205
413,685 Honeywell International, Inc 84,400,014
798,801 Masco Corp 36,960,522
226,320 Parker-Hannifin Corp 65,773,118
1,147,077 Raytheon Technologies Corp 108,765,841
152,947 Trane Technologies plc 24,414,930
TOTAL CAPITAL GOODS 559,737,659
CONSUMER DURABLES & APPAREL - 0 .8%
9,751 * NVR, Inc 41,322,300
TOTAL CONSUMER DURABLES & APPAREL 41,322,300
CONSUMER SERVICES - 3 .6%
15,374 * Booking Holdings, Inc 28,741,385
511,987 Hilton Worldwide Holdings, Inc 69,251,362
285,508 McDonald's Corp 77,846,611
TOTAL CONSUMER SERVICES 175,839,358
DIVERSIFIED FINANCIALS - 6 .5%
484,851 American Express Co 71,976,131
303,028 * Berkshire Hathaway, Inc (Class B) 89,420,533
72,441 BlackRock, Inc 46,790,366
404,951 Charles Schwab Corp 32,262,446
236,587 Goldman Sachs Group, Inc 81,506,587
TOTAL DIVERSIFIED FINANCIALS 321,956,063
ENERGY - 9 .8%
985,638 Chevron Corp 178,301,914
1,278,244 ConocoPhillips 161,173,786
561,918 EOG Resources, Inc 76,713,046
525,244 Valero Energy Corp 65,944,384
TOTAL ENERGY 482,133,130
FOOD & STAPLES RETAILING - 1 .7%
577,194 Walmart, Inc 82,152,022
TOTAL FOOD & STAPLES RETAILING 82,152,022
FOOD, BEVERAGE & TOBACCO - 1 .0%
760,542 Mondelez International, Inc 46,758,122
TOTAL FOOD, BEVERAGE & TOBACCO 46,758,122
HEALTH CARE EQUIPMENT & SERVICES - 9 .9%
618,949 Abbott Laboratories 61,238,814
296,117 Cigna Corp 95,663,558
199,663 Elevance Health, Inc 109,169,739
231,533 HCA Healthcare, Inc 50,351,482

Portfolio of investments
Large-Cap Value Fund October 31, 2022
64
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
698,597 Medtronic plc $ 61,015,462
162,854 UnitedHealth Group, Inc 90,408,398
186,901 Zimmer Biomet Holdings, Inc 21,185,228
TOTAL HEALTH CARE EQUIPMENT & SERVICES 489,032,681
HOUSEHOLD & PERSONAL PRODUCTS - 0 .7%
255,726 Procter & Gamble Co 34,438,620
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 34,438,620
INSURANCE - 5 .9%
1,319,623 American International Group, Inc 75,218,511
467,141 Chubb Ltd 100,383,930
365,007 Marsh & McLennan Cos, Inc 58,944,980
748,183 Metlife, Inc 54,774,477
TOTAL INSURANCE 289,321,898
MATERIALS - 4 .5%
623,361 Crown Holdings, Inc 42,756,331
763,488 DuPont de Nemours, Inc 43,671,513
244,423 Linde plc 72,679,179
320,932 PPG Industries, Inc 36,644,016
128,385 Reliance Steel & Aluminum Co 25,867,010
TOTAL MATERIALS 221,618,049
MEDIA & ENTERTAINMENT - 5 .0%
704,802 * Alphabet, Inc (Class C) 66,716,558
71,365 * Charter Communications, Inc 26,235,201
1,941,865 Comcast Corp (Class A) 61,634,795
318,402 * Meta Platforms, Inc 29,662,330
564,572 * Walt Disney Co 60,149,501
TOTAL MEDIA & ENTERTAINMENT 244,398,385
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .4%
191,471 AbbVie, Inc 28,031,355
1,103,792 Bristol-Myers Squibb Co 85,510,766
77,449 Danaher Corp 19,491,590
1,024,294 Johnson & Johnson 178,196,427
571,541 Merck & Co, Inc 57,839,949
933,198 Pfizer, Inc 43,440,367
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 412,510,454
REAL ESTATE - 0 .9%
414,197 Prologis, Inc 45,872,318
TOTAL REAL ESTATE 45,872,318
RETAILING - 1 .4%
232,371 Home Depot, Inc 68,812,024
TOTAL RETAILING 68,812,024
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3 .8%
338,722 Analog Devices, Inc 48,308,531
388,559 Applied Materials, Inc 34,305,874
24,124 Broadcom, Inc 11,341,175
44,997 Lam Research Corp 18,213,886
811,947 Micron Technology, Inc 43,926,333
227,789 NXP Semiconductors NV 33,275,417
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 189,371,216
SOFTWARE & SERVICES - 4 .6%
163,572 Accenture plc 46,438,091
563,364 * Fiserv, Inc 57,880,017

Portfolio of investments
Large-Cap Value Fund October 31, 2022
65
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
263,194 Microsoft Corp $ 61,095,223
793,452 Oracle Corp 61,944,798
TOTAL SOFTWARE & SERVICES 227,358,129
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .5%
1,113,245 Cisco Systems, Inc 50,574,721
598,888 TE Connectivity Ltd 73,202,080
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 123,776,801
TELECOMMUNICATION SERVICES - 1 .4%
439,798 * T-Mobile US, Inc 66,655,785
TOTAL TELECOMMUNICATION SERVICES 66,655,785
TRANSPORTATION - 2 .4%
726,667 *,†,b AMR Corporation 7,267
1,182,776 CSX Corp 34,371,471
302,013 Union Pacific Corp 59,538,843
154,015 United Parcel Service, Inc (Class B) 25,839,096
TOTAL TRANSPORTATION 119,756,677
UTILITIES - 3 .4%
501,914 Ameren Corp 40,916,029
522,543 American Electric Power Co, Inc 45,941,981
1,233,557 Centerpoint Energy, Inc 35,292,066
589,195 NextEra Energy, Inc 45,662,612
TOTAL UTILITIES 167,812,688
TOTAL COMMON STOCKS 4,917,497,600
(Cost $3,482,218,769)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.1%
REPURCHASE AGREEMENT - 1 .1%
$ 54,025,000 r Fixed Income Clearing Corp (FICC) 3 .030% 11/01/22 54,025,000
TOTAL REPURCHASE AGREEMENT 54,025,000
TOTAL SHORT-TERM INVESTMENTS 54,025,000
(Cost $54,025,000)
TOTAL INVESTMENTS - 101.0% 4,971,522,600
(Cost $3,536,243,769)
OTHER ASSETS & LIABILITIES, NET - (1.0)% (49,476,234)
NET ASSETS - 100.0% $ 4,922,046,366
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
b
In bankruptcy
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $54,025,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $55,105,581.

Mid-Cap Growth Fund October 31, 2022
Portfolio of investments
66
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
CAPITAL GOODS - 6 .6%
35,872 Carlisle Cos, Inc $ 8,566,234
216,116 Carrier Global Corp 8,592,772
22,245 L3Harris Technologies, Inc 5,482,725
282,630 Spirit Aerosystems Holdings, Inc (Class A) 6,545,711
29,491 TransDigm Group, Inc 16,979,738
43,545 W.W. Grainger, Inc 25,445,521
TOTAL CAPITAL GOODS 71,612,701
COMMERCIAL & PROFESSIONAL SERVICES - 9 .2%
550,172 *,e ACV Auctions, Inc 5,017,569
305,198 * Cimpress plc 7,105,009
478,118 * Driven Brands Holdings, Inc 15,290,214
319,613 Experian Group Ltd 10,190,943
822,340 * First Advantage Corp 11,553,877
157,855 Verisk Analytics, Inc 28,860,630
161,112 Waste Connections, Inc 21,252,284
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 99,270,526
CONSUMER DURABLES & APPAREL - 3 .2%
185,642 * Capri Holdings Ltd 8,480,127
82,133 Garmin Ltd 7,230,989
18,001 * Lululemon Athletica, Inc 5,923,049
2,028,700 Prada S.p.A 9,242,445
890,414 *,e Traeger, Inc 3,695,218
TOTAL CONSUMER DURABLES & APPAREL 34,571,828
CONSUMER SERVICES - 4 .8%
147,206 *,e Dutch Bros, Inc 5,433,373
290,486 Entain PLC 4,202,335
499,558 European Wax Center, Inc 7,183,644
158,566 * Expedia Group, Inc 14,821,164
68,937 * Hyatt Hotels Corp 6,494,555
146,195 Restaurant Brands International, Inc 8,681,059
82,215 * Wynn Resorts Ltd 5,253,539
TOTAL CONSUMER SERVICES 52,069,669
DIVERSIFIED FINANCIALS - 4 .1%
42,573 Ameriprise Financial, Inc 13,160,166
814,235 * Grab Holdings Ltd. 2,117,011
262,691 Jefferies Financial Group, Inc 9,039,197
87,301 * Liberty Media Acquisition Corp 875,629
52,370 LPL Financial Holdings, Inc 13,388,391
99,537 Tradeweb Markets, Inc 5,482,498
TOTAL DIVERSIFIED FINANCIALS 44,062,892
ENERGY - 5 .7%
146,195 Cheniere Energy, Inc 25,790,260
307,238 Halliburton Co 11,189,608
95,722 Pioneer Natural Resources Co 24,544,078
TOTAL ENERGY 61,523,946
FOOD & STAPLES RETAILING - 0 .6%
127,027 * Performance Food Group Co 6,610,485
TOTAL FOOD & STAPLES RETAILING 6,610,485
FOOD, BEVERAGE & TOBACCO - 3 .5%
1,078,137 Davide Campari-Milano NV 9,682,016
396,570 Fevertree Drinks plc 4,335,171
93,163 *,e Freshpet, Inc 5,491,959

Portfolio of investments
Mid-Cap Growth Fund October 31, 2022
67
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
74,563 Hershey Co $ 17,803,407
TOTAL FOOD, BEVERAGE & TOBACCO 37,312,553
HEALTH CARE EQUIPMENT & SERVICES - 8 .2%
42,558 * Align Technology, Inc 8,269,019
272,022 * Dexcom, Inc 32,854,817
149,413 * Guardant Health, Inc 7,395,944
74,307 * Molina Healthcare, Inc 26,665,810
80,945 * Veeva Systems, Inc 13,593,903
TOTAL HEALTH CARE EQUIPMENT & SERVICES 88,779,493
INSURANCE - 1 .4%
172,639 * Arch Capital Group Ltd 9,926,742
109,750 *,e Trupanion, Inc 5,539,083
TOTAL INSURANCE 15,465,825
MATERIALS - 2 .7%
32,321 Albemarle Corp 9,045,678
136,343 Corteva, Inc 8,908,651
87,852 Crown Holdings, Inc 6,025,769
52,258 Westlake Chemical Corp 5,050,736
TOTAL MATERIALS 29,030,834
MEDIA & ENTERTAINMENT - 3 .1%
51,361 Electronic Arts, Inc 6,469,432
57,266 * IAC 2,787,709
254,537 * Match Group, Inc 10,995,998
304,899 *,e ROBLOX Corp 13,641,181
TOTAL MEDIA & ENTERTAINMENT 33,894,320
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .4%
179,129 Agilent Technologies, Inc 24,782,497
554,764 * Avantor, Inc 11,189,590
56,948 * Charles River Laboratories International, Inc 12,087,213
426,302 * Elanco Animal Health, Inc 5,622,923
238,692 * Horizon Therapeutics Plc 14,875,286
51,464 * Repligen Corp 9,391,665
55,612 West Pharmaceutical Services, Inc 12,796,321
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 90,745,495
REAL ESTATE - 1 .5%
149,185 Simon Property Group, Inc 16,258,181
TOTAL REAL ESTATE 16,258,181
RETAILING - 6 .6%
4,796 * AutoZone, Inc 12,147,692
83,272 * Burlington Stores, Inc 11,904,565
116,232 * CarMax, Inc 7,323,778
199,824 * Coupang, Inc 3,450,960
103,745 * Dollar Tree, Inc 16,443,583
616,893 *,e Farfetch Ltd 5,231,253
105,396 * Five Below, Inc 15,424,705
TOTAL RETAILING 71,926,536
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5 .0%
142,365 Entegris, Inc 11,295,239
191,123 Marvell Technology, Inc 7,583,761
153,578 Microchip Technology, Inc 9,481,906
54,781 Monolithic Power Systems, Inc 18,595,410

Portfolio of investments
Mid-Cap Growth Fund October 31, 2022
68
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
51,231 NXP Semiconductors NV $ 7,483,824
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 54,440,140
SOFTWARE & SERVICES - 20 .8%
5,817 *,g Adyen NV 8,304,342
453,614 *,e Clear Secure, Inc 12,256,650
136,036 * Datadog, Inc 10,952,258
198,414 * DocuSign, Inc 9,583,396
35,068 * EPAM Systems, Inc 12,273,800
48,881 * Gartner, Inc 14,758,151
46,144 * HubSpot, Inc 13,684,465
2,069,968 * ironSource Ltd 6,685,997
772,017 * Marqeta, Inc 6,083,494
41,003 * MongoDB, Inc 7,504,779
88,399 * Okta, Inc 4,960,952
62,051 * Palo Alto Networks, Inc 10,647,331
118,404 * Paylocity Holding Corp 27,444,863
472,760 * Qualtrics International, Inc 5,658,937
2,908,255 * Sabre Corp 16,896,962
256,975 * SentinelOne, Inc 5,869,309
116,481 * Synopsys, Inc 34,076,517
145,945 * Trade Desk, Inc 7,770,112
59,616 * Zscaler, Inc 9,186,826
TOTAL SOFTWARE & SERVICES 224,599,141
TECHNOLOGY HARDWARE & EQUIPMENT - 1 .5%
132,831 * Arista Networks, Inc 16,053,955
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 16,053,955
TRANSPORTATION - 2 .4%
638,499 *,e Hertz Global Holdings, Inc 11,748,382
55,432 JB Hunt Transport Services, Inc 9,482,752
345,160 * Lyft, Inc (Class A) 5,053,142
TOTAL TRANSPORTATION 26,284,276
TOTAL COMMON STOCKS 1,074,512,796
(Cost $1,137,123,198)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.1%
TRANSPORTATION - 0 .1%
169,870 Hertz Global Holdings, Inc 06/30/51 1,732,674
TOTAL TRANSPORTATION 1,732,674
TOTAL RIGHTS/WARRANTS 1,732,674
(Cost $2,029,946)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.7%
REPURCHASE AGREEMENT - 0 .2%
$ 2,380,000 r Fixed Income Clearing Corp (FICC) 3 .000% 11/01/22 2,380,000
TOTAL REPURCHASE AGREEMENT 2,380,000

Portfolio of investments
Mid-Cap Growth Fund October 31, 2022
69
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
concluded
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .5%
26,810,407 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120% $ 26,810,407
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 26,810,407
TOTAL SHORT-TERM INVESTMENTS 29,190,407
(Cost $29,190,407)
TOTAL INVESTMENTS - 102.1% 1,105,435,877
(Cost $1,168,343,551)
OTHER ASSETS & LIABILITIES, NET - (2.1)% (22,949,600)
NET ASSETS - 100.0% $ 1,082,486,277
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $40,613,118.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $2,380,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.625% and maturity date 4/15/25, valued at $2,427,671.

Mid-Cap Value Fund October 31, 2022
Portfolio of investments
70
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.3%
BANKS - 6 .1%
235,934 Citizens Financial Group, Inc $ 9,649,701
282,755 East West Bancorp, Inc 20,236,775
368,061 First Interstate Bancsystem, Inc 16,787,262
1,764,556 Huntington Bancshares, Inc 26,785,960
115,942 Signature Bank 18,380,285
342,006 Webster Financial Corp 18,557,246
TOTAL BANKS 110,397,229
CAPITAL GOODS - 14 .6%
577,617 Carrier Global Corp 22,966,052
202,559 Crane Holdings Co 20,324,770
145,129 Curtiss-Wright Corp 24,357,000
186,706 Dover Corp 24,400,607
129,118 Eaton Corp 19,376,738
541,175 Howmet Aerospace, Inc 19,238,771
322,185 Johnson Controls International plc 18,635,181
97,404 Parker-Hannifin Corp 28,307,551
132,732 Regal-Beloit Corp 16,795,907
74,614 Rockwell Automation, Inc 19,048,954
708,827 Vertiv Holdings Co 10,143,314
156,092 * WESCO International, Inc 21,504,795
201,608 Westinghouse Air Brake Technologies Corp 18,805,994
TOTAL CAPITAL GOODS 263,905,634
CONSUMER DURABLES & APPAREL - 2 .6%
231,714 Brunswick Corp 16,375,228
1,252,705 Newell Brands Inc 17,299,856
2,012,402 * Under Armour, Inc (Class C) 13,201,357
TOTAL CONSUMER DURABLES & APPAREL 46,876,441
CONSUMER SERVICES - 3 .9%
177,514 * Expedia Group, Inc 16,592,233
208,465 * Las Vegas Sands Corp 7,923,755
266,754 MGM Resorts International 9,488,440
547,934 Travel & Leisure Co 20,810,533
216,988 Wyndham Hotels & Resorts, Inc 16,475,899
TOTAL CONSUMER SERVICES 71,290,860
DIVERSIFIED FINANCIALS - 5 .1%
115,178 Ameriprise Financial, Inc 35,603,823
771,572 Equitable Holdings, Inc 23,625,535
102,679 LPL Financial Holdings, Inc 26,249,886
172,315 OneMain Holdings, Inc 6,644,467
TOTAL DIVERSIFIED FINANCIALS 92,123,711
ENERGY - 6 .8%
249,825 * Antero Resources Corp 9,158,585
233,696 Devon Energy Corp 18,076,386
114,175 Diamondback Energy, Inc 17,938,034
159,739 Phillips 66 16,659,180
134,240 Pioneer Natural Resources Co 34,420,478
211,801 Valero Energy Corp 26,591,616
TOTAL ENERGY 122,844,279
FOOD & STAPLES RETAILING - 2 .5%
859,573 Albertsons Cos, Inc 17,629,842
516,614 * Performance Food Group Co 26,884,593
TOTAL FOOD & STAPLES RETAILING 44,514,435

Portfolio of investments
Mid-Cap Value Fund October 31, 2022
71
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO - 1 .1%
493,092 Kraft Heinz Co $ 18,969,249
TOTAL FOOD, BEVERAGE & TOBACCO 18,969,249
HEALTH CARE EQUIPMENT & SERVICES - 6 .7%
458,211 Baxter International, Inc 24,903,768
321,885 Cardinal Health, Inc 24,431,071
190,498 * Centene Corp 16,217,095
58,826 Cigna Corp 19,004,327
36,908 Humana, Inc 20,597,617
47,028 * Molina Healthcare, Inc 16,876,468
TOTAL HEALTH CARE EQUIPMENT & SERVICES 122,030,346
INSURANCE - 6 .7%
340,159 American International Group, Inc 19,389,063
406,848 * BRP Group, Inc 11,534,141
64,282 Everest Re Group Ltd 20,741,230
332,091 Metlife, Inc 24,312,382
81,435 Prudential Financial, Inc 8,566,148
443,003 Unum Group 20,196,507
73,853 Willis Towers Watson plc 16,115,463
TOTAL INSURANCE 120,854,934
MATERIALS - 6 .4%
1,591,275 e Ardagh Metal Packaging S.A. 7,065,261
796,337 * Axalta Coating Systems Ltd 18,570,579
500,477 Corteva, Inc 32,701,167
199,016 Crown Holdings, Inc 13,650,507
443,069 DuPont de Nemours, Inc 25,343,547
825,499 Graphic Packaging Holding Co 18,953,457
TOTAL MATERIALS 116,284,518
MEDIA & ENTERTAINMENT - 0 .6%
137,543 * Ziff Davis Inc 10,644,453
TOTAL MEDIA & ENTERTAINMENT 10,644,453
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3 .9%
64,117 * Biogen, Inc 18,173,323
723,999 * Elanco Animal Health, Inc 9,549,547
127,574 * Jazz Pharmaceuticals plc 18,343,865
105,114 * United Therapeutics Corp 24,231,930
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 70,298,665
REAL ESTATE - 9 .2%
649,906 American Homes 4 Rent 20,757,998
584,009 Apartment Income REIT Corp 22,443,466
112,416 Extra Space Storage, Inc 19,947,095
425,611 Gaming and Leisure Properties, Inc 21,331,623
946,130 Kimco Realty Corp 20,228,259
1,487,586 Medical Properties Trust, Inc 17,032,860
140,351 Sun Communities, Inc 18,926,332
797,339 VICI Properties, Inc 25,530,795
TOTAL REAL ESTATE 166,198,428
RETAILING - 2 .4%
157,310 Advance Auto Parts, Inc 29,876,315
72,207 Lithia Motors, Inc (Class A) 14,307,817
TOTAL RETAILING 44,184,132
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .0%
52,049 Lam Research Corp 21,068,394

Portfolio of investments
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2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
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REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
287,477 Micron Technology, Inc $ 15,552,506
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 36,620,900
SOFTWARE & SERVICES - 5 .0%
703,817 * DXC Technology Co 20,234,739
243,737 Fidelity National Information Services, Inc 20,227,734
257,823 * Fiserv, Inc 26,488,735
1,064,406 NortonLifelock, Inc 23,981,067
TOTAL SOFTWARE & SERVICES 90,932,275
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .2%
519,584 * Ciena Corp 24,888,074
2,282,227 Hewlett Packard Enterprise Co 32,567,379
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 57,455,453
TRANSPORTATION - 3 .2%
395,876 * Delta Air Lines, Inc 13,432,073
272,949 * Kirby Corp 19,038,193
387,386 * Southwest Airlines Co 14,081,481
126,307 e TFI International, Inc 11,497,726
TOTAL TRANSPORTATION 58,049,473
UTILITIES - 6 .3%
652,762 Alliant Energy Corp 34,054,594
285,563 American Electric Power Co, Inc 25,106,699
539,204 Brookfield Renewable Corp 16,731,500
355,390 Evergy, Inc 21,724,991
252,349 Xcel Energy, Inc 16,430,443
TOTAL UTILITIES 114,048,227
TOTAL COMMON STOCKS 1,778,523,642
(Cost $1,666,163,888)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.7%
REPURCHASE AGREEMENT - 0 .5%
$ 8,540,000 r Fixed Income Clearing Corp (FICC) 3 .000% 11/01/22 8,540,000
TOTAL REPURCHASE AGREEMENT 8,540,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .2%
3,846,798 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 3,846,798
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 3,846,798
TOTAL SHORT-TERM INVESTMENTS 12,386,798
(Cost $12,386,798)
TOTAL INVESTMENTS - 99.0% 1,790,910,440
(Cost $1,678,550,686)
OTHER ASSETS & LIABILITIES, NET - 1.0% 17,785,158
NET ASSETS - 100.0% $ 1,808,695,598
REIT Real Estate Investment Trust

Portfolio of investments
Mid-Cap Value Fund October 31, 2022
73
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
concluded
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $3,931,284.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $8,540,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 0.250% and maturity date 9/30/25, valued at $8,710,829.

Quant Small-Cap Equity Fund October 31, 2022
Portfolio of investments
74
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 98.6%
AUTOMOBILES & COMPONENTS - 1 .2%
131,960 * Fox Factory Holding Corp $ 11,592,686
873,990 * Goodyear Tire & Rubber Co 11,099,673
376,740 * Tenneco, Inc 7,421,778
47,500 * XPEL, Inc 3,286,525
TOTAL AUTOMOBILES & COMPONENTS 33,400,662
BANKS - 12 .5%
98,930 Amalgamated Financial Corp 2,274,401
54,990 Ameris Bancorp 2,832,535
380,260 Associated Banc-Corp 9,259,331
175,030 * Axos Financial, Inc 6,819,169
139,331 Bank of NT Butterfield & Son Ltd 4,812,493
137,974 Banner Corp 10,313,556
556,660 Cadence BanCorp 15,391,649
255,090 Cathay General Bancorp 11,632,104
159,240 Central Pacific Financial Corp 3,267,605
312,040 Columbia Banking System, Inc 10,443,979
164,623 ConnectOne Bancorp, Inc 4,123,806
178,230 * Customers Bancorp, Inc 6,004,569
356,200 CVB Financial Corp 10,230,064
170,700 Eagle Bancorp, Inc 7,729,296
183,000 Enact Holdings, Inc 4,692,120
99,980 Enterprise Financial Services Corp 5,345,931
297,760 Essent Group Ltd 11,785,341
33,570 Federal Agricultural Mortgage Corp (FAMC) 3,867,264
169,180 First Busey Corp 4,468,044
95,450 First Financial Corp 4,628,370
253,180 First Foundation, Inc 4,040,753
165,744 First Interstate Bancsystem, Inc 7,559,584
174,680 First Merchants Corp 7,843,132
260,120 Hancock Whitney Corp 14,532,904
123,860 Heartland Financial USA, Inc 6,108,775
198,300 Heritage Commerce Corp 2,835,690
401,800 Home Bancshares, Inc 10,241,882
147,370 Horizon Bancorp 2,197,287
83,609 Independent Bank Corp 1,933,876
183,670 Lakeland Bancorp, Inc 3,425,445
77,520 * Metropolitan Bank Holding Corp 5,116,320
121,560 * Mr Cooper Group, Inc 4,800,404
132,870 National Bank Holdings Corp 5,822,363
405,285 * NMI Holdings, Inc 8,887,900
271,640 OceanFirst Financial Corp 6,133,631
441,880 OFG Bancorp 12,319,614
375,590 Old National Bancorp 7,346,540
259,960 Pacific Premier Bancorp, Inc 9,465,144
56,740 Peapack Gladstone Financial Corp 2,245,202
47,410 Premier Financial Corp 1,367,779
64,065 QCR Holdings, Inc 3,248,736
692,050 Radian Group, Inc 14,443,084
223,940 Renasant Corp 9,040,458
230,100 Towne Bank 7,579,494
41,920 Trico Bancshares 2,427,587
419,152 United Community Banks, Inc 16,137,352
268,310 Washington Federal, Inc 10,383,597
180,760 WesBanco, Inc 7,309,934
111,670 Westamerica Bancorporation 7,005,059
TOTAL BANKS 341,721,153

Portfolio of investments
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continued
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REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS - 10 .9%
236,180 Altra Industrial Motion Corp $ 14,203,865
110,020 Applied Industrial Technologies, Inc 13,684,288
158,453 * Atkore International Group, Inc 15,100,571
220,880 Comfort Systems USA, Inc 27,230,086
108,250 * Construction Partners Inc 3,370,905
44,319 CSW Industrials, Inc 5,713,605
70,810 e Encore Wire Corp 9,742,748
121,400 * Energy Recovery, Inc 3,123,622
153,960 Enerpac Tool Group Corp 3,912,124
482,090 *,e Enovix Corp 9,097,038
80,865 EnPro Industries, Inc 8,612,122
111,910 * Evoqua Water Technologies Corp 4,384,634
299,600 Federal Signal Corp 13,976,340
427,570 * Fluor Corp 12,938,268
69,720 Franklin Electric Co, Inc 5,712,857
58,010 H&E Equipment Services, Inc 2,190,458
456,630 * Janus International Group, Inc 4,397,347
42,750 Kaman Corp 1,372,275
154,850 Kennametal, Inc 4,136,043
51,110 McGrath RentCorp 4,806,895
591,291 * MRC Global, Inc 5,930,649
172,480 Mueller Industries, Inc 10,804,147
714,710 * NOW, Inc 9,098,258
56,080 * NV5 Global Inc 8,128,796
199,310 * Parsons Corp 9,343,653
333,580 * PGT Innovations, Inc 7,108,590
170,030 Rush Enterprises, Inc (Class A) 8,482,797
99,340 * SPX Technologies, Inc 6,540,546
42,060 Standex International Corp 4,166,043
473,480 *,e Stem, Inc 6,439,328
154,390 Terex Corp 6,258,971
136,450 * Titan Machinery, Inc 4,691,151
450,070 * Triumph Group, Inc 4,073,133
169,730 UFP Industries, Inc 12,089,868
284,870 Wabash National Corp 6,167,436
304,900 * WillScot Mobile Mini Holdings Corp 12,967,397
370,534 Zurn Water Solutions Corp 8,703,844
TOTAL CAPITAL GOODS 298,700,698
COMMERCIAL & PROFESSIONAL SERVICES - 2 .7%
39,320 Brink's Co 2,344,651
207,740 * CBIZ, Inc 10,312,214
102,242 Exponent, Inc 9,739,573
380,520 * First Advantage Corp 5,346,306
84,360 * Franklin Covey Co 4,268,616
95,640 Heidrick & Struggles International, Inc 2,693,222
106,310 * Huron Consulting Group, Inc 7,827,605
73,963 ICF International, Inc 8,848,194
170,960 KBR, Inc 8,508,679
102,880 Kforce, Inc 6,509,218
38,320 Korn/Ferry International 2,130,209
209,170 * TrueBlue, Inc 4,112,282
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 72,640,769
CONSUMER DURABLES & APPAREL - 1 .9%
456,890 * Callaway Golf Co 8,552,981
245,880 Clarus Corp 2,977,607
132,890 * Crocs, Inc 9,401,967
63,630 Ethan Allen Interiors, Inc 1,628,292
120,120 * M/I Homes, Inc 4,983,779
174,992 * Skyline Champion Corp 10,186,284

Portfolio of investments
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See notes to financial statements
continued
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REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
125,810 Steven Madden Ltd $ 3,757,945
384,570 * Taylor Morrison Home Corp 10,129,574
TOTAL CONSUMER DURABLES & APPAREL 51,618,429
CONSUMER SERVICES - 3 .4%
12,210 * Biglari Holdings, Inc (B Shares) 1,684,369
136,460 Bloomin' Brands, Inc 3,276,405
63,820 Bluegreen Vacations Holding Corp 1,104,724
77,900 Carriage Services, Inc 1,901,539
278,260 * Coursera, Inc 3,586,771
212,670 * Dave & Buster's Entertainment, Inc 8,474,899
178,400 * Denny's Corp 2,021,272
91,760 * Duolingo, Inc 7,509,638
419,070 * Everi Holdings, Inc 7,953,949
6,310 Graham Holdings Co 3,936,620
258,000 * Hilton Grand Vacations, Inc 10,123,920
427,920 e International Game Technology plc 8,579,796
199,050 *,e Portillo's, Inc 4,267,632
286,700 * PowerSchool Holdings, Inc 5,734,000
261,510 Ruth's Hospitality Group Inc 5,434,178
167,450 Texas Roadhouse, Inc (Class A) 16,569,178
TOTAL CONSUMER SERVICES 92,158,890
DIVERSIFIED FINANCIALS - 3 .2%
143,240 A-Mark Precious Metals, Inc 4,355,928
174,360 Artisan Partners Asset Management, Inc 4,971,004
2,000,260 BGC Partners, Inc (Class A) 7,921,029
289,250 Broadmark Realty Capital, Inc 1,683,435
97,560 Cohen & Steers, Inc 5,869,210
271,490 e Cowen Group, Inc 10,484,944
230,513 * Enova International, Inc 8,641,932
190,970 * Green Dot Corp 3,634,159
556,540 * LendingClub Corp 5,921,586
486,470 Navient Corp 7,365,156
258,080 * Open Lending Corp 1,850,434
69,020 Piper Jaffray Cos 8,832,489
188,310 Sculptor Capital Management, Inc 1,997,969
157,040 StepStone Group, Inc 4,635,821
121,380 e Victory Capital Holdings, Inc 3,510,310
34,260 Virtus Investment Partners, Inc 5,875,247
TOTAL DIVERSIFIED FINANCIALS 87,550,653
ENERGY - 7 .5%
162,880 * Ardmore Shipping Corp 2,203,766
718,260 Berry Petroleum Co LLC 6,370,966
282,408 Brigham Minerals, Inc 8,754,648
175,480 Chesapeake Energy Corp 17,946,340
324,080 CVR Energy, Inc 12,658,565
309,150 Delek US Holdings, Inc 9,169,389
70,330 * Denbury, Inc 6,428,865
308,410 *,e Diamond Offshore Drilling, Inc 3,037,838
64,320 Helmerich & Payne, Inc 3,184,483
638,300 * Liberty Oilfield Services, Inc 10,793,653
184,900 Murphy Oil Corp 8,969,499
791,390 * NexTier Oilfield Solutions, Inc 7,977,211
2,294,310 Nordic American Tankers Ltd 7,089,418
154,670 Ovintiv, Inc 7,834,036
437,469 * Par Pacific Holdings, Inc 10,009,291
599,496 * PBF Energy, Inc 26,527,698
31,200 PDC Energy, Inc 2,250,768
996,600 *,e Permian Resources Corp 9,736,782

Portfolio of investments
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See notes to financial statements
continued
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REFERENCERATE & SPREAD
VALUE
ENERGY—continued
759,830 RPC, Inc $ 8,456,908
253,630 * Talos Energy, Inc 5,397,246
101,240 * Teekay Tankers Ltd 3,188,048
1,569,489 *,e Tellurian, Inc 4,237,620
277,680 * US Silica Holdings, Inc 3,995,815
119,490 * Valaris Ltd 7,997,466
285,610 * Weatherford International Ltd 11,904,225
TOTAL ENERGY 206,120,544
FOOD & STAPLES RETAILING - 1 .1%
185,968 Andersons, Inc 6,559,091
101,521 *,d BJ's Wholesale Club Holdings, Inc 7,857,726
206,670 * Chefs' Warehouse Holdings, Inc 7,570,322
114,010 * Performance Food Group Co 5,933,081
340,560 *,e Rite Aid Corp 1,777,723
TOTAL FOOD & STAPLES RETAILING 29,697,943
FOOD, BEVERAGE & TOBACCO - 2 .5%
127,712 Calavo Growers, Inc 4,417,558
159,300 Cal-Maine Foods, Inc 9,002,043
17,220 Coca-Cola Consolidated Inc 8,386,312
190,710 * Duckhorn Portfolio, Inc 2,788,180
275,736 * Hostess Brands, Inc 7,301,490
46,160 MGP Ingredients, Inc 5,172,228
643,780 Primo Water Corp 9,392,750
639,260 * SunOpta, Inc 7,178,890
197,330 * TreeHouse Foods, Inc 9,913,859
66,940 Universal Corp 3,387,834
89,480 * Vital Farms, Inc 1,184,715
TOTAL FOOD, BEVERAGE & TOBACCO 68,125,859
HEALTH CARE EQUIPMENT & SERVICES - 7 .3%
485,144 * 1Life Healthcare, Inc 8,295,962
206,300 * AdaptHealth Corp 4,703,640
479,390 * Allscripts Healthcare Solutions, Inc 7,047,033
307,640 * Alphatec Holdings Inc 3,150,234
25,633 * AMN Healthcare Services, Inc 3,216,941
185,827 * Avanos Medical, Inc 4,116,068
149,970 * Axonics Modulation Technologies, Inc 10,968,806
339,770 * Cardiovascular Systems, Inc 4,906,279
338,090 * Cross Country Healthcare, Inc 12,539,758
512,670 * DocGo, Inc 5,075,433
288,250 * Evolent Health, Inc 9,169,232
203,340 * Health Catalyst, Inc 1,793,459
133,674 * HealthStream, Inc 3,301,748
594,430 * Hims & Hers Health, Inc 2,698,712
115,010 * Integer Holding Corp 7,168,573
204,977 * Lantheus Holdings, Inc 15,166,248
167,310 * Meridian Bioscience, Inc 5,348,901
150,470 * Merit Medical Systems, Inc 10,347,822
52,920 * ModivCare, Inc 5,145,941
320,490 * Neogen Corp 4,230,468
228,950 * NextGen Healthcare, Inc 4,588,158
435,160 * Option Care Health, Inc 13,167,942
68,160 Patterson Cos, Inc 1,770,115
242,230 * Phreesia, Inc 6,617,724
195,660 * Privia Health Group, Inc 6,550,697
145,550 *,e PROCEPT BioRobotics Corp 6,612,336
246,850 * Progyny, Inc 10,977,420
110,750 * RadNet, Inc 2,117,540
57,090 * Shockwave Medical Inc 16,735,934

Portfolio of investments
Quant Small-Cap Equity Fund October 31, 2022
78
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
32,140 * Tenet Healthcare Corp $ 1,425,730
TOTAL HEALTH CARE EQUIPMENT & SERVICES 198,954,854
HOUSEHOLD & PERSONAL PRODUCTS - 0 .8%
432,760 * BellRing Brands, Inc 10,481,447
279,980 * elf Beauty, Inc 12,111,935
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 22,593,382
INSURANCE - 1 .3%
49,580 American Equity Investment Life Holding Co 2,135,906
84,960 Employers Holdings, Inc 3,705,105
2,343,350 * Genworth Financial, Inc (Class A) 10,943,444
117,570 Selective Insurance Group, Inc 11,531,266
145,460 Stewart Information Services Corp 5,667,122
151,916 Universal Insurance Holdings, Inc 1,525,237
TOTAL INSURANCE 35,508,080
MATERIALS - 4 .1%
34,240 AdvanSix, Inc 1,245,651
48,770 American Vanguard Corp 1,134,878
181,900 * Aspen Aerogels, Inc 2,306,492
131,280 Avient Corp 4,527,847
231,590 Commercial Metals Co 10,537,345
628,300 * Constellium SE 6,923,866
24,240 Innospec, Inc 2,423,758
56,190 * Intrepid Potash, Inc 2,542,597
293,440 * LSB Industries, Inc 5,173,347
112,080 Materion Corp 9,606,377
150,114 Myers Industries, Inc 3,045,813
682,010 * O-I Glass, Inc 11,123,583
68,984 Olympic Steel, Inc 1,877,055
56,990 * Piedmont Lithium, Inc 3,545,918
333,310 * Rayonier Advanced Materials, Inc 1,516,561
237,850 Ryerson Holding Corp 7,979,868
189,265 Schnitzer Steel Industries, Inc (Class A) 5,108,262
299,600 Schweitzer-Mauduit International, Inc 7,112,504
130,080 Sensient Technologies Corp 9,295,517
37,610 Stepan Co 3,927,988
111,420 Sylvamo Corp 5,367,101
470,830 Tronox Holdings plc 5,649,960
TOTAL MATERIALS 111,972,288
MEDIA & ENTERTAINMENT - 2 .1%
253,659 * Cargurus, Inc 3,693,275
273,600 * Cars.com, Inc 3,797,568
1,145,850 * Clear Channel 1,638,565
592,660 Entravision Communications Corp (Class A) 2,773,649
345,720 * Integral Ad Science Holding Corp 2,910,962
184,800 * Liberty Braves Group (Class C) 5,758,368
463,590 * Magnite, Inc 3,379,571
293,670 * PubMatic, Inc 5,109,858
281,960 Sinclair Broadcast Group, Inc (Class A) 5,021,708
609,890 TEGNA, Inc 12,734,503
253,820 * WideOpenWest, Inc 3,479,872
220,950 * Yelp, Inc 8,486,690
TOTAL MEDIA & ENTERTAINMENT 58,784,589
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .9%
485,200 * AbCellera Biologics, Inc 5,739,916
1,663,550 *,e ADMA Biologics, Inc 4,691,211
2,026,661 * Agenus, Inc 5,086,919

Portfolio of investments
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79
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
382,290 * Alkermes plc $ 8,677,983
216,500 * Amphastar Pharmaceuticals, Inc 6,689,850
200,140 * Amylyx Pharmaceuticals, Inc 7,138,994
58,582 * Arrowhead Pharmaceuticals Inc 2,039,239
669,610 * BioCryst Pharmaceuticals, Inc 8,939,293
785,980 *,e Bluebird Bio, Inc 4,928,095
259,890 * C4 Therapeutics, Inc 2,500,142
149,892 * CareDx, Inc 2,984,350
714,470 * Catalyst Pharmaceuticals, Inc 9,909,699
333,350 * Chinook Therapeutics, Inc 7,250,362
446,931 * Codexis, Inc 2,511,752
222,390 * Cogent Biosciences, Inc 3,035,623
215,380 * Coherus Biosciences, Inc 1,873,806
86,810 * Crinetics Pharmaceuticals, Inc 1,602,513
1,014,330 *,e CTI BioPharma Corp 4,970,217
469,220 * Cytek Biosciences, Inc 7,282,294
241,980 * Day One Biopharmaceuticals, Inc 5,115,457
261,170 * Deciphera Pharmaceuticals, Inc 4,236,177
379,100 *,e Dynavax Technologies Corp 4,340,695
286,350 *,e Editas Medicine, Inc 3,593,693
391,710 *,e Esperion Thereapeutics, Inc 3,184,602
480,080 * Evolus, Inc 4,109,485
258,390 *,e Gossamer Bio, Inc 2,868,129
136,203 * Harmony Biosciences Holdings, Inc 7,082,556
148,130 * Ideaya Biosciences, Inc 2,501,916
44,790 * Intellia Therapeutics, Inc 2,364,016
272,320 *,e Intercept Pharmaceuticals, Inc 3,777,078
159,334 * Intra-Cellular Therapies, Inc 7,276,784
707,760 * Iovance Biotherapeutics, Inc 6,610,478
142,372 * Ironwood Pharmaceuticals, Inc 1,557,550
573,249 * IVERIC bio, Inc 13,712,116
707,600 * Karyopharm Therapeutics, Inc 3,368,176
650,510 * Kezar Life Sciences, Inc 4,888,583
307,470 * Kura Oncology, Inc 4,771,934
831,170 * Mersana Therapeutics, Inc 6,532,996
156,860 * Morphic Holding, Inc 4,393,649
321,130 * NGM Biopharmaceuticals Inc 1,714,834
407,280 *,e Nkarta, Inc 5,135,801
359,090 * Nurix Therapeutics, Inc 4,571,216
106,564 Phibro Animal Health Corp 1,565,425
119,760 * Prometheus Biosciences, Inc 6,289,795
154,180 * Protagonist Therapeutics, Inc 1,248,858
181,280 * RAPT Therapeutics, Inc 3,955,530
120,900 *,e Recursion Pharmaceuticals, Inc 1,275,495
194,110 * Revance Therapeutics, Inc 4,330,594
921,920 * Rigel Pharmaceuticals, Inc 671,711
209,730 * Rocket Pharmaceuticals, Inc 3,913,562
1,117,656 * Sangamo Therapeutics Inc 4,906,510
91,866 * Travere Therapeutics, Inc 1,991,655
398,040 * Vanda Pharmaceuticals, Inc 4,167,479
162,150 * Vir Biotechnology, Inc 3,564,057
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 243,440,850
REAL ESTATE - 6 .1%
131,700 Agree Realty Corp 9,047,790
226,810 Alexander & Baldwin, Inc 4,418,259
654,630 Apple Hospitality REIT, Inc 11,207,266
578,630 * Ashford Hospitality Trust, Inc 4,698,476
529,700 * Cushman & Wakefield plc 6,118,035
867,490 DiamondRock Hospitality Co 8,102,357
65,400 EastGroup Properties, Inc 10,247,526

Portfolio of investments
Quant Small-Cap Equity Fund October 31, 2022
80
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
448,320 Essential Properties Realty Trust, Inc $ 9,647,846
514,110 Macerich Co 5,722,044
75,300 Marcus & Millichap, Inc 2,774,052
229,680 National Storage Affiliates Trust 9,798,149
208,870 Office Properties Income Trust 3,195,711
165,510 Outfront Media, Inc 2,987,455
866,920 Paramount Group, Inc 5,608,972
341,910 Phillips Edison & Co, Inc 10,305,167
297,060 Piedmont Office Realty Trust, Inc 3,104,277
222,860 PotlatchDeltic Corp 9,915,041
513,920 Retail Opportunities Investment Corp 7,441,562
618,400 RLJ Lodging Trust 7,525,928
698,630 Service Properties Trust 5,665,889
108,440 STAG Industrial, Inc 3,425,620
569,520 Summit Hotel Properties, Inc 4,920,653
511,190 Tanger Factory Outlet Centers, Inc 9,206,532
417,430 Whitestone REIT 3,928,016
428,570 Xenia Hotels & Resorts, Inc 7,319,976
TOTAL REAL ESTATE 166,332,599
RETAILING - 1 .4%
150,880 e Academy Sports & Outdoors, Inc 6,643,246
97,460 * Boot Barn Holdings, Inc 5,535,728
667,190 * CarParts.com, Inc 3,122,449
156,990 Macy's, Inc 3,273,242
149,320 * MarineMax, Inc 4,824,529
172,250 Monro Muffler, Inc 8,224,938
91,210 e Signet Jewelers Ltd 5,950,540
TOTAL RETAILING 37,574,672
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .0%
130,340 *,e Credo Technology Group Holding Ltd 1,790,871
151,547 * Lattice Semiconductor Corp 7,351,545
137,380 * MACOM Technology Solutions Holdings, Inc 7,950,181
221,710 * MaxLinear, Inc 6,846,405
444,400 * Photronics, Inc 7,208,168
220,790 * Rambus, Inc 6,659,026
190,320 * Semtech Corp 5,269,961
313,260 *,e SunPower Corp 5,792,177
300,890 * Veeco Instruments, Inc 5,485,225
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 54,353,559
SOFTWARE & SERVICES - 7 .2%
374,700 * ACI Worldwide, Inc 9,116,451
220,690 * Alkami Technology, Inc 3,497,936
808,130 * AvidXchange Holdings, Inc 7,353,983
444,770 * Box, Inc 12,920,569
212,340 * Brightcove, Inc 1,422,678
162,320 * ChannelAdvisor Corp 3,739,853
303,910 *,e Clear Secure, Inc 8,211,648
800,570 * Conduent, Inc 3,298,348
128,150 * Domo, Inc 2,264,411
301,480 * EngageSmart, Inc 5,921,067
95,900 * ExlService Holdings, Inc 17,439,415
306,660 * Flywire Corp 6,731,187
421,920 * Grid Dynamics Holdings, Inc 5,742,331
256,420 * International Money Express Inc 6,931,033
385,500 * KnowBe4, Inc 9,475,590
146,880 * Pagerduty, Inc 3,663,187
1,088,310 * Payoneer Global, Inc 8,434,403
162,275 Progress Software Corp 8,280,893

Portfolio of investments
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See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
100,570 * Qualys, Inc $ 14,337,259
52,404 * Rapid7, Inc 2,372,329
551,970 * Repay Holdings Corp 3,361,497
164,000 * Sprout Social, Inc 9,894,120
82,540 * SPS Commerce, Inc 10,442,961
718,770 * Sumo Logic, Inc 5,541,717
266,919 * Tenable Holdings, Inc 10,847,588
363,950 * Varonis Systems, Inc 9,742,942
776,730 *,e Zeta Global Holdings Corp 6,477,928
TOTAL SOFTWARE & SERVICES 197,463,324
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .8%
175,070 Belden CDT, Inc 12,190,124
108,840 * Coherent Corp 3,658,112
849,840 * CommScope Holding Co, Inc 11,251,882
636,250 * Extreme Networks, Inc 11,414,325
97,380 * Fabrinet 11,140,272
302,040 * Knowles Corp 4,153,050
48,523 * OSI Systems, Inc 3,987,620
241,866 * Ribbon Communications, Inc 640,945
370,461 * Sanmina Corp 20,764,339
53,782 * Scansource, Inc 1,666,166
156,310 * Super Micro Computer, Inc 10,877,613
504,750 Vishay Intertechnology, Inc 10,554,323
44,559 * Vishay Precision Group, Inc 1,503,866
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 103,802,637
TELECOMMUNICATION SERVICES - 0 .8%
141,650 * Bandwidth Inc 1,681,386
274,200 * EchoStar Corp (Class A) 5,174,154
2,610,230 *,e Globalstar, Inc 5,664,199
343,870 * Gogo, Inc 4,889,831
436,020 * Radius Global Infrastructure, Inc 4,076,787
TOTAL TELECOMMUNICATION SERVICES 21,486,357
TRANSPORTATION - 2 .1%
135,882 ArcBest Corp 10,793,107
107,986 Forward Air Corp 11,432,478
164,079 * Hub Group, Inc (Class A) 12,732,530
36,100 Matson, Inc 2,656,238
591,130 e Safe Bulkers, Inc 1,495,559
53,510 * Saia, Inc 10,640,999
301,122 Spirit Airlines, Inc 6,624,684
TOTAL TRANSPORTATION 56,375,595
UTILITIES - 3 .8%
240,000 Avista Corp 9,847,200
176,038 Black Hills Corp 11,507,604
268,699 Brookfield Infrastructure Corp 11,586,301
143,114 Clearway Energy, Inc (Class A) 4,626,876
274,730 Clearway Energy, Inc (Class C) 9,544,120
159,130 Northwest Natural Holding Co 7,652,562
179,236 NorthWestern Corp 9,469,038
146,340 Otter Tail Corp 9,866,243
223,921 Portland General Electric Co 10,063,010
403,487 South Jersey Industries, Inc 13,988,894
83,282 *,e Sunnova Energy International, Inc 1,544,048

Portfolio of investments
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82
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
68,740 Unitil Corp $ 3,623,285
TOTAL UTILITIES 103,319,181
TOTAL COMMON STOCKS 2,693,697,567
(Cost $2,416,135,542)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 4.6%
GOVERNMENT AGENCY DEBT - 0 .2%
$ 5,000,000 FHLB 0 .000% 11/04/22 4,998,454
TOTAL GOVERNMENT AGENCY DEBT 4,998,454
REPURCHASE AGREEMENT - 1 .6%
44,195,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 44,195,000
TOTAL REPURCHASE AGREEMENT 44,195,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .8%
77,524,561 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 77,524,561
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 77,524,561
TOTAL SHORT-TERM INVESTMENTS 126,718,015
(Cost $126,718,311)
TOTAL INVESTMENTS - 103.2% 2,820,415,582
(Cost $2,542,853,853)
OTHER ASSETS & LIABILITIES, NET - (3.2)% (87,461,589)
NET ASSETS - 100.0% $ 2,732,953,993
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $88,030,233.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $44,195,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 0.375% and maturity date 7/15/25, valued at $45,078,925.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 370 12/16/22  $ 32,861,957 $ 34,280,500 $ 1,418,543

Portfolio of investments
Quant Small/Mid-Cap Equity Fund October 31, 2022
83
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.9%
AUTOMOBILES & COMPONENTS - 0 .6%
103,680 * Goodyear Tire & Rubber Co $ 1,316,736
84,005 * Stoneridge, Inc 1,753,184
57,120 Thor Industries, Inc 4,653,567
TOTAL AUTOMOBILES & COMPONENTS 7,723,487
BANKS - 8 .4%
39,570 * Axos Financial, Inc 1,541,647
82,399 Bank of NT Butterfield & Son Ltd 2,846,062
13,980 Banner Corp 1,045,005
88,893 Berkshire Hills Bancorp, Inc 2,600,120
184,334 Cadence BanCorp 5,096,835
235,610 Capitol Federal Financial 1,927,290
89,701 Cathay General Bancorp 4,090,366
99,215 Central Pacific Financial Corp 2,035,892
122,050 Columbia Banking System, Inc 4,085,014
62,380 Community Bank System, Inc 3,894,383
62,713 ConnectOne Bancorp, Inc 1,570,961
27,940 Cullen/Frost Bankers, Inc 4,332,097
34,180 Eagle Bancorp, Inc 1,547,670
34,230 Enterprise Financial Services Corp 1,830,278
95,848 Essent Group Ltd 3,793,664
264,002 First Bancorp 4,168,592
114,680 First Financial Bankshares, Inc 4,414,033
81,850 First Hawaiian, Inc 2,093,723
119,502 First Interstate Bancsystem, Inc 5,450,486
213,710 FNB Corp 3,088,110
57,740 Glacier Bancorp, Inc 3,307,347
75,020 Hancock Whitney Corp 4,191,367
19,120 HomeStreet, Inc 496,355
56,060 International Bancshares Corp 2,780,576
101,818 National Bank Holdings Corp 4,461,665
39,640 NBT Bancorp, Inc 1,878,540
82,939 * NMI Holdings, Inc 1,818,852
120,530 OFG Bancorp 3,360,376
73,122 Prosperity Bancshares, Inc 5,233,342
90,620 Renasant Corp 3,658,329
21,480 Signature Bank 3,405,224
38,280 South State Corp 3,461,660
61,834 Washington Federal, Inc 2,392,976
32,520 Westamerica Bancorporation 2,039,980
TOTAL BANKS 103,938,817
CAPITAL GOODS - 13 .9%
41,542 Advanced Drainage Systems, Inc 4,813,887
86,686 Aecom Technology Corp 6,525,722
28,310 * Aerojet Rocketdyne Holdings, Inc 1,371,620
106,470 Allison Transmission Holdings, Inc 4,498,357
168,280 * API Group Corp 2,774,937
43,930 Applied Industrial Technologies, Inc 5,464,013
90,798 * Atkore International Group, Inc 8,653,049
30,129 AZZ, Inc 1,211,186
72,647 Boise Cascade Co 4,850,640
135,526 * Builders FirstSource, Inc 8,356,533
14,520 Carlisle Cos, Inc 3,467,376
253,020 *,e ChargePoint Holdings, Inc 3,537,220
38,632 Comfort Systems USA, Inc 4,762,553
75,410 Donaldson Co, Inc 4,332,305
37,360 * Dycom Industries, Inc 4,415,205
43,981 EMCOR Group, Inc 6,205,719

Portfolio of investments
Quant Small/Mid-Cap Equity Fund October 31, 2022
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2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
53,640 * Energy Recovery, Inc $ 1,380,157
17,485 EnPro Industries, Inc 1,862,153
72,575 Federal Signal Corp 3,385,624
24,070 * Fluor Corp 728,358
91,850 Fortune Brands Home & Security, Inc 5,540,392
62,437 * Gibraltar Industries, Inc 3,189,282
120,160 Howmet Aerospace, Inc 4,271,688
11,110 Huntington Ingalls 2,856,048
73,135 ITT, Inc 5,586,783
83,560 * Janus International Group, Inc 804,683
110,880 * Kratos Defense & Security Solutions, Inc 1,228,550
8,760 Lincoln Electric Holdings, Inc 1,243,920
286,883 * MRC Global, Inc 2,877,436
40,280 Mueller Industries, Inc 2,523,139
20,970 Nordson Corp 4,718,250
257,260 * NOW, Inc 3,274,920
94,950 nVent Electric plc 3,465,675
116,410 Pentair plc 4,999,809
14,079 Quanta Services, Inc 1,999,781
118,100 Shyft Group, Inc 2,713,938
6,500 Snap-On, Inc 1,443,325
41,970 * SPX Technologies, Inc 2,763,305
160,460 * Stem, Inc 2,182,256
150,880 * Sunrun, Inc 3,396,309
103,370 Textron, Inc 7,074,643
63,960 * Titan Machinery, Inc 2,198,945
103,191 UFP Industries, Inc 7,350,295
165,790 * Univar Solutions Inc 4,224,329
46,462 * Vectrus, Inc 1,904,477
168,550 Wabash National Corp 3,649,108
14,800 * WESCO International, Inc 2,038,996
TOTAL CAPITAL GOODS 172,116,896
COMMERCIAL & PROFESSIONAL SERVICES - 3 .1%
77,779 Booz Allen Hamilton Holding Co 8,466,244
26,260 Brink's Co 1,565,884
31,640 * Clean Harbors, Inc 3,874,634
178,280 * First Advantage Corp 2,504,834
41,390 Insperity, Inc 4,884,848
56,300 KBR, Inc 2,802,051
89,220 Kforce, Inc 5,644,949
34,870 Tetra Tech, Inc 4,926,434
46,660 * TriNet Group, Inc 3,031,967
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 37,701,845
CONSUMER DURABLES & APPAREL - 1 .7%
13,020 * Cavco Industries, Inc 2,951,243
86,660 * G-III Apparel Group Ltd 1,689,870
70,618 * Skyline Champion Corp 4,110,674
95,930 Smith & Wesson Brands, Inc 1,083,050
106,943 Steven Madden Ltd 3,194,387
129,560 Tapestry, Inc 4,104,461
288,620 * Under Armour, Inc (Class A) 2,150,219
208,260 * Under Armour, Inc (Class C) 1,366,186
TOTAL CONSUMER DURABLES & APPAREL 20,650,090
CONSUMER SERVICES - 3 .8%
157,730 ARAMARK Holdings Corp 5,757,145
88,810 Boyd Gaming Corp 5,129,666
22,730 Choice Hotels International, Inc 2,951,263
260,080 * Denny's Corp 2,946,706

Portfolio of investments
Quant Small/Mid-Cap Equity Fund October 31, 2022
85
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
38,820 * Duolingo, Inc $ 3,177,029
86,240 * Everi Holdings, Inc 1,636,835
117,920 H&R Block, Inc 4,852,408
178,280 e International Game Technology plc 3,574,514
51,182 Red Rock Resorts, Inc 2,131,730
79,070 * Stride, Inc 2,649,636
47,300 Texas Roadhouse, Inc (Class A) 4,680,335
240,800 * Vacasa, Inc 878,920
17,030 Vail Resorts, Inc 3,731,784
106,210 Wendy's 2,207,044
TOTAL CONSUMER SERVICES 46,305,015
DIVERSIFIED FINANCIALS - 5 .0%
89,510 A-Mark Precious Metals, Inc 2,721,999
158,753 Brightsphere Investment Group, Inc 2,987,732
150,502 * Cannae Holdings, Inc 3,485,626
139,590 Carlyle Group, Inc 3,947,605
62,250 CBOE Global Markets, Inc 7,750,125
30,398 Cohen & Steers, Inc 1,828,744
22,100 Evercore Inc 2,322,710
15,550 Factset Research Systems, Inc 6,616,370
33,280 Houlihan Lokey, Inc 2,972,570
15,000 e iShares Russell 2000 Index Fund 2,749,950
262,430 * LendingClub Corp 2,792,255
27,463 LPL Financial Holdings, Inc 7,020,916
20,060 MarketAxess Holdings, Inc 4,895,442
509,380 * SoFi Technologies, Inc 2,771,027
48,220 StepStone Group, Inc 1,423,454
10,000 e Vanguard Small-Cap ETF 1,878,400
155,830 Virtu Financial, Inc 3,487,475
TOTAL DIVERSIFIED FINANCIALS 61,652,400
ENERGY - 6 .6%
225,090 * Alto Ingredients, Inc 929,622
196,830 APA Corp 8,947,892
111,800 Brigham Minerals, Inc 3,465,800
17,900 Chesapeake Energy Corp 1,830,633
75,410 * Comstock Resources Inc 1,416,200
63,470 CVR Energy, Inc 2,479,138
119,370 Delek US Holdings, Inc 3,540,514
37,490 * Denbury, Inc 3,426,961
25,410 Devon Energy Corp 1,965,463
107,530 * Diamond Offshore Drilling, Inc 1,059,170
37,510 * Golar LNG Ltd 1,043,528
469,740 * Kosmos Energy Ltd 3,048,613
258,060 * Liberty Oilfield Services, Inc 4,363,795
22,650 * Nabors Industries Ltd 3,941,779
459,469 * NexTier Oilfield Solutions, Inc 4,631,448
188,380 * Par Pacific Holdings, Inc 4,310,134
112,960 Patterson-UTI Energy, Inc 1,993,744
222,880 * PBF Energy, Inc 9,862,440
80,250 Range Resources Corp 2,285,520
153,840 SM Energy Co 6,919,723
315,620 * Southwestern Energy Co 2,187,247
152,110 * Talos Energy, Inc 3,236,901
96,860 * Weatherford International Ltd 4,037,125
TOTAL ENERGY 80,923,390
FOOD & STAPLES RETAILING - 2 .1%
69,990 Albertsons Cos, Inc 1,435,495
41,130 * BJ's Wholesale Club Holdings, Inc 3,183,462

Portfolio of investments
Quant Small/Mid-Cap Equity Fund October 31, 2022
86
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING—continued
17,880 Casey's General Stores, Inc $ 4,160,855
105,320 * Chefs' Warehouse Holdings, Inc 3,857,872
109,660 * Performance Food Group Co 5,706,706
106,374 * United Natural Foods, Inc 4,511,321
123,920 * US Foods Holding Corp 3,687,859
TOTAL FOOD & STAPLES RETAILING 26,543,570
FOOD, BEVERAGE & TOBACCO - 1 .9%
20,103 * Bunge Ltd 1,984,166
45,660 Cal-Maine Foods, Inc 2,580,246
175,943 * Hostess Brands, Inc 4,658,971
80,530 Lamb Weston Holdings, Inc 6,943,297
74,630 * Pilgrim's Pride Corp 1,720,221
259,700 Primo Water Corp 3,789,023
173,390 Vector Group Ltd 1,841,402
TOTAL FOOD, BEVERAGE & TOBACCO 23,517,326
HEALTH CARE EQUIPMENT & SERVICES - 5 .5%
228,020 * Allscripts Healthcare Solutions, Inc 3,351,894
56,990 * Axonics Modulation Technologies, Inc 4,168,249
69,940 * Cano Health, Inc 250,385
84,740 * Cardiovascular Systems, Inc 1,223,646
161,210 * Cross Country Healthcare, Inc 5,979,279
21,160 * DaVita, Inc 1,544,892
163,030 * Evolent Health, Inc 5,185,984
21,000 * Glaukos Corp 1,177,470
243,290 * Hims & Hers Health, Inc 1,104,537
45,630 * Integra LifeSciences Holdings Corp 2,292,907
7,600 * iRhythm Technologies, Inc 968,924
42,100 * Lantheus Holdings, Inc 3,114,979
66,820 * Merit Medical Systems, Inc 4,595,211
155,440 *,e Multiplan Corp 446,113
75,240 * Oak Street Health, Inc 1,522,105
148,730 * Option Care Health, Inc 4,500,570
131,807 Patterson Cos, Inc 3,423,028
119,790 * Phreesia, Inc 3,272,663
70,620 Premier, Inc 2,463,226
90,240 * Progyny, Inc 4,012,973
19,510 * Shockwave Medical Inc 5,719,356
166,280 * Signify Health, Inc 4,860,364
38,550 * Tandem Diabetes Care, Inc 2,164,582
TOTAL HEALTH CARE EQUIPMENT & SERVICES 67,343,337
HOUSEHOLD & PERSONAL PRODUCTS - 1 .0%
146,040 * BellRing Brands, Inc 3,537,089
127,304 * elf Beauty, Inc 5,507,171
24,234 Medifast, Inc 2,835,135
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 11,879,395
INSURANCE - 3 .0%
35,291 American Financial Group, Inc 5,121,077
76,160 Axis Capital Holdings Ltd 4,163,667
121,600 Brown & Brown, Inc 7,148,864
120,820 Conseco, Inc 2,665,289
99,730 Lincoln National Corp 5,372,455
191,530 Old Republic International Corp 4,445,411
23,140 * Palomar Holdings, Inc 2,058,535
38,200 W.R. Berkley Corp 2,841,316
1,979 White Mountains Insurance Group Ltd 2,802,561
TOTAL INSURANCE 36,619,175

Portfolio of investments
Quant Small/Mid-Cap Equity Fund October 31, 2022
87
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS - 6 .0%
29,832 Avery Dennison Corp $ 5,058,016
132,070 Chemours Co 3,781,164
226,300 * Coeur Mining, Inc 855,414
297,480 * Constellium SE 3,278,230
33,970 Eagle Materials, Inc 4,154,871
202,695 Element Solutions, Inc 3,486,354
32,320 * Ingevity Corp 2,174,166
13,839 Innospec, Inc 1,383,762
115,050 * Livent Corp 3,632,128
217,290 * LSB Industries, Inc 3,830,823
6,867 Materion Corp 588,571
26,410 Minerals Technologies, Inc 1,452,814
93,470 * MP Materials Corp 2,807,839
40,524 Reliance Steel & Aluminum Co 8,164,775
29,920 Royal Gold, Inc 2,841,203
109,960 Sealed Air Corp 5,236,295
76,907 Silgan Holdings, Inc 3,642,316
42,930 Sonoco Products Co 2,665,094
137,600 SSR Mining, Inc 1,898,880
46,890 Steel Dynamics, Inc 4,410,004
103,744 * Summit Materials, Inc 2,733,654
151,550 Tronox Holdings plc 1,818,600
159,750 Valvoline, Inc 4,690,260
TOTAL MATERIALS 74,585,233
MEDIA & ENTERTAINMENT - 1 .6%
935,620 * Clear Channel 1,337,937
98,970 * Eventbrite Inc 650,233
84,084 * Liberty Media Group (Class C) 4,854,169
126,540 * Lions Gate Entertainment Corp (Class A) 1,019,913
23,220 Madison Square Garden Co 3,636,484
139,755 * Magnite, Inc 1,018,814
142,110 Sinclair Broadcast Group, Inc (Class A) 2,530,979
129,660 TEGNA, Inc 2,707,301
48,230 * Yelp, Inc 1,852,514
TOTAL MEDIA & ENTERTAINMENT 19,608,344
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .7%
157,520 * Acadia Pharmaceuticals, Inc 2,525,045
124,632 * Alkermes plc 2,829,146
51,760 * AnaptysBio, Inc 1,493,276
56,610 * Arcutis Biotherapeutics, Inc 1,000,865
40,730 * Avantor, Inc 821,524
66,040 *,e Bioxcel Therapeutics Inc 831,444
2,762 * Charles River Laboratories International, Inc 586,234
157,070 * Chinook Therapeutics, Inc 3,416,272
248,910 * Codexis, Inc 1,398,874
159,010 * Cytek Biosciences, Inc 2,467,835
33,140 * Day One Biopharmaceuticals, Inc 700,580
168,380 * Deciphera Pharmaceuticals, Inc 2,731,124
132,510 * Evolus, Inc 1,134,286
169,930 * FibroGen, Inc 2,766,460
91,150 * Halozyme Therapeutics, Inc 4,357,881
131,600 * Innoviva, Inc 1,784,496
162,990 * Insmed, Inc 2,822,987
56,420 * Intellia Therapeutics, Inc 2,977,848
276,490 * Ironwood Pharmaceuticals, Inc 3,024,801
385,990 * Karyopharm Therapeutics, Inc 1,837,312
128,440 * Kezar Life Sciences, Inc 965,227
104,240 * Kura Oncology, Inc 1,617,805
47,080 * Morphic Holding, Inc 1,318,711

Portfolio of investments
Quant Small/Mid-Cap Equity Fund October 31, 2022
88
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
80,470 * Nkarta, Inc $ 1,014,727
108,500 Perrigo Co plc 4,370,380
47,448 Phibro Animal Health Corp 697,011
32,780 * Prestige Consumer Healthcare, Inc. 1,785,854
34,750 * Prothena Corp plc 2,135,040
142,200 * QIAGEN NV 6,194,232
31,890 * Revance Therapeutics, Inc 711,466
66,800 * Rocket Pharmaceuticals, Inc 1,246,488
545,070 * Sangamo Therapeutics Inc 2,392,857
50,296 * Sarepta Therapeutics, Inc 5,734,750
103,140 * Supernus Pharmaceuticals, Inc 3,534,608
68,550 * Syneos Health, Inc 3,453,549
13,355 * United Therapeutics Corp 3,078,728
37,960 *,e Verve Therapeutics, Inc 1,431,092
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 83,190,815
REAL ESTATE - 7 .7%
169,910 Acadia Realty Trust 2,373,643
109,021 Alexander & Baldwin, Inc 2,123,729
82,650 American Homes 4 Rent 2,639,841
115,140 Apartment Income REIT Corp 4,424,830
96,500 Brixmor Property Group, Inc 2,056,415
44,840 Camden Property Trust 5,181,262
136,220 CubeSmart 5,703,531
103,090 Douglas Elliman, Inc 476,276
60,280 Douglas Emmett, Inc 1,060,325
79,390 EPR Properties 3,064,454
91,736 Equity Lifestyle Properties, Inc 5,867,435
188,410 Essential Properties Realty Trust, Inc 4,054,583
75,639 First Industrial Realty Trust, Inc 3,602,686
94,995 Gaming and Leisure Properties, Inc 4,761,149
366,570 Host Hotels and Resorts, Inc 6,920,842
38,379 Life Storage, Inc 4,245,101
50,090 Marcus & Millichap, Inc 1,845,316
79,470 National Retail Properties, Inc 3,340,124
60,613 NexPoint Residential Trust, Inc 2,763,953
196,630 Outfront Media, Inc 3,549,171
461,300 Paramount Group, Inc 2,984,611
101,280 Pebblebrook Hotel Trust 1,624,531
142,410 Piedmont Office Realty Trust, Inc 1,488,184
81,850 Regency Centers Corp 4,952,744
124,400 RLJ Lodging Trust 1,513,948
17,748 RMR Group, Inc 485,763
373,080 Service Properties Trust 3,025,679
99,470 Spirit Realty Capital, Inc 3,862,420
124,830 STORE Capital Corp 3,969,594
38,630 VICI Properties, Inc 1,236,933
49,920 Whitestone REIT 469,747
TOTAL REAL ESTATE 95,668,820
RETAILING - 2 .7%
48,811 * Autonation, Inc 5,189,097
391,720 * CarParts.com, Inc 1,833,250
482,850 * Chico's FAS, Inc 2,839,158
243,700 Designer Brands, Inc 3,711,551
4,710 * Five Below, Inc 689,308
16,150 * Genesco, Inc 759,696
62,290 Kohl's Corp 1,865,585
17,480 Murphy USA, Inc 5,497,635
87,230 * ODP Corp 3,451,691
36,270 * Ollie's Bargain Outlet Holdings, Inc 2,031,120

Portfolio of investments
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89
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continued
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REFERENCERATE & SPREAD
VALUE
RETAILING—continued
47,050 Williams-Sonoma, Inc $ 5,826,202
TOTAL RETAILING 33,694,293
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .6%
135,940 * Allegro MicroSystems, Inc 3,454,235
40,130 * Ambarella, Inc 2,196,315
89,454 Amkor Technology, Inc 1,859,749
13,965 * Enphase Energy, Inc 4,287,255
56,257 * Formfactor, Inc 1,136,954
44,235 * Impinj, Inc 5,070,658
112,256 * Lattice Semiconductor Corp 5,445,539
21,500 * ON Semiconductor Corp 1,320,745
223,790 * Photronics, Inc 3,629,874
70,860 * Semtech Corp 1,962,113
71,530 * Ultra Clean Holdings 2,225,298
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 32,588,735
SOFTWARE & SERVICES - 9 .2%
70,490 * ACI Worldwide, Inc 1,715,022
67,550 * Alteryx, Inc 3,291,711
71,043 Amdocs Ltd 6,131,721
57,780 *,e Asana, Inc 1,190,268
396,750 * AvidXchange Holdings, Inc 3,610,425
24,710 * Bill.Com Holdings, Inc 3,295,326
75,828 * Black Knight, Inc 4,585,319
22,721 Concentrix Corp 2,777,188
79,380 * Domo, Inc 1,402,645
142,780 * Dropbox, Inc 3,105,465
93,300 * Duck Creek Technologies, Inc 1,114,002
20,233 * Dynatrace, Inc 713,011
69,975 * Elastic NV 4,474,901
40,471 EVERTEC, Inc 1,449,266
11,640 * ExlService Holdings, Inc 2,116,734
150,010 * Flywire Corp 3,292,719
106,250 Genpact Ltd 5,153,125
8,910 * Globant S.A. 1,681,139
240,470 * Grid Dynamics Holdings, Inc 3,272,797
22,680 Jack Henry & Associates, Inc 4,514,681
43,980 * Manhattan Associates, Inc 5,351,047
82,200 NortonLifelock, Inc 1,851,966
186,305 * Nutanix, Inc 5,104,757
157,200 * Paya Holdings, Inc 1,263,888
24,239 * Paylocity Holding Corp 5,618,358
154,700 * Payoneer Global, Inc 1,198,925
21,980 * Qualys, Inc 3,133,469
50,180 * RingCentral, Inc 1,782,394
155,170 * SentinelOne, Inc 3,544,083
49,393 * SPS Commerce, Inc 6,249,202
44,866 * SVMK, Inc 348,160
150,150 * Toast, Inc 3,316,813
130,650 * Varonis Systems, Inc 3,497,500
191,580 Western Union Co 2,588,246
57,832 * Zendesk, Inc 4,435,136
443,260 *,e Zeta Global Holdings Corp 3,696,788
221,830 * Zuora Inc 1,705,873
TOTAL SOFTWARE & SERVICES 113,574,070
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .8%
197,060 * Arlo Technologies, Inc 1,014,859
122,115 Avnet, Inc 4,907,802
33,560 * Calix, Inc 2,471,359

Portfolio of investments
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90
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See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
55,010 * Extreme Networks, Inc $ 986,879
38,350 * Fabrinet 4,387,240
212,170 * Harmonic, Inc 3,278,027
95,736 Jabil Inc 6,151,038
101,701 National Instruments Corp 3,882,944
27,722 * Sanmina Corp 1,553,818
77,560 * Super Micro Computer, Inc 5,397,400
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 34,031,366
TELECOMMUNICATION SERVICES - 0 .4%
1,147,730 *,e Globalstar, Inc 2,490,574
149,304 * Liberty Latin America Ltd (Class C) 1,163,078
96,870 * Radius Global Infrastructure, Inc 905,735
TOTAL TELECOMMUNICATION SERVICES 4,559,387
TRANSPORTATION - 2 .2%
29,602 * Alaska Air Group, Inc 1,316,105
52,590 * Copa Holdings S.A. (Class A) 3,956,346
20,226 Forward Air Corp 2,141,327
99,450 * GXO Logistics, Inc 3,633,903
49,655 * Hub Group, Inc (Class A) 3,853,228
42,560 Ryder System, Inc 3,426,505
9,200 * Saia, Inc 1,829,512
105,500 Schneider National, Inc 2,346,320
86,120 * XPO Logistics, Inc 4,455,849
TOTAL TRANSPORTATION 26,959,095
UTILITIES - 1 .4%
66,584 Clearway Energy, Inc (Class A) 2,152,661
75,700 Essential Utilities Inc 3,347,454
13,550 MGE Energy, Inc 922,619
57,340 Northwest Natural Holding Co 2,757,481
149,990 OGE Energy Corp 5,494,134
117,387 Vistra Energy Corp 2,696,379
TOTAL UTILITIES 17,370,728
TOTAL COMMON STOCKS 1,232,745,629
(Cost $1,116,045,484)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.1%
REPURCHASE AGREEMENT - 0 .5%
$ 6,440,000 r Fixed Income Clearing Corp (FICC) 3 .000% 11/01/22 6,440,000
TOTAL REPURCHASE AGREEMENT 6,440,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .6%
20,239,769 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 20,239,769
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 20,239,769
TOTAL SHORT-TERM INVESTMENTS 26,679,769
(Cost $26,679,769)
TOTAL INVESTMENTS - 102.0% 1,259,425,398
(Cost $1,142,725,253)
OTHER ASSETS & LIABILITIES, NET - (2.0)% (24,979,157)
NET ASSETS - 100.0% $ 1,234,446,241

Portfolio of investments
Quant Small/Mid-Cap Equity Fund October 31, 2022
91
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
concluded
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $30,408,210.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $6,440,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $6,568,850.

Social Choice Equity Fund October 31, 2022
Portfolio of investments
92
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.7%
AUTOMOBILES & COMPONENTS - 2 .1%
199,551 * American Axle & Manufacturing Holdings, Inc $ 1,933,649
110,497 * Aptiv plc 10,062,962
12,746 BorgWarner, Inc 478,357
263,562 *,e Lordstown Motors Corp 477,047
39,194 * Modine Manufacturing Co 702,357
492,526 * Tesla, Inc 112,069,366
TOTAL AUTOMOBILES & COMPONENTS 125,723,738
BANKS - 2 .9%
1,694 Ameris Bancorp 87,258
47,422 Bank OZK 2,038,197
3,518 Banner Corp 262,970
47,884 Berkshire Hills Bancorp, Inc 1,400,607
6,267 Brookline Bancorp, Inc 86,171
1,259 Cadence BanCorp 34,811
3,985 Camden National Corp 173,427
830,296 Citigroup, Inc 38,077,375
471,252 Citizens Financial Group, Inc 19,274,207
440 Columbia Banking System, Inc 14,727
108,335 Comerica, Inc 7,637,617
370 Commerce Bancshares, Inc 26,211
1,572 Community Trust Bancorp, Inc 74,340
46,110 * Customers Bancorp, Inc 1,553,446
6,874 Federal Agricultural Mortgage Corp (FAMC) 791,885
10,587 First Busey Corp 279,603
44,108 First Republic Bank 5,297,371
1,130 FNB Corp 16,328
540 Glacier Bancorp, Inc 30,931
1,279 Hancock Whitney Corp 71,458
3,902 Heritage Financial Corp 131,458
19,184 HomeStreet, Inc 498,017
285,811 Huntington Bancshares, Inc 4,338,611
218,676 Keycorp 3,907,740
24,031 Live Oak Bancshares, Inc 780,287
15,374 * Mr Cooper Group, Inc 607,119
26,162 National Bank Holdings Corp 1,146,419
310 NBT Bancorp, Inc 14,691
7,838 Old National Bancorp 153,311
53,702 Pinnacle Financial Partners, Inc 4,456,729
232,447 PNC Financial Services Group, Inc 37,616,898
682,855 Regions Financial Corp 14,988,667
19,485 * SVB Financial Group 4,500,256
1,879 * Texas Capital Bancshares, Inc 112,740
10,055 TFS Financial Corp 141,273
17,614 * The Bancorp, Inc 485,794
3,796 Trico Bancshares 219,826
513,618 Truist Financial Corp 23,004,950
350 Trustmark Corp 12,799
2,167 UMB Financial Corp 180,338
650 Umpqua Holdings Corp 12,922
17,523 Univest Financial Corp 493,097
1,553 Westamerica Bancorporation 97,420
230 Wintrust Financial Corp 21,533
55,123 Zions Bancorporation 2,863,089
TOTAL BANKS 178,014,924
CAPITAL GOODS - 5 .7%
213,347 3M Co 26,836,919
954 Acuity Brands, Inc 175,126

Portfolio of investments
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See notes to financial statements
continued
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REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
85,519 * Axon Enterprise, Inc $ 12,437,883
419 * Beacon Roofing Supply, Inc 23,611
5,486 * Bloom Energy Corp 102,643
244,666 Carrier Global Corp 9,727,920
218,677 Caterpillar, Inc 47,334,823
35,835 Cummins, Inc 8,762,016
66,460 Curtiss-Wright Corp 11,153,982
118,280 Deere & Co 46,817,590
180,177 Eaton Corp 27,039,162
1,365 EMCOR Group, Inc 192,602
48,540 Emerson Electric Co 4,203,564
119,034 Fastenal Co 5,752,913
99,730 Fortive Corp 6,372,747
300 GATX Corp 31,413
245 Granite Construction, Inc 8,264
11,668 Herc Holdings, Inc 1,372,273
143,741 Hexcel Corp 8,006,374
1,801 IDEX Corp 400,380
191,795 Illinois Tool Works, Inc 40,953,986
317,614 Johnson Controls International plc 18,370,794
171,085 Masco Corp 7,916,103
98,990 * Mercury Systems, Inc 4,791,116
7,159 Moog, Inc (Class A) 606,725
3,829 * MYR Group, Inc 335,076
6,412 Owens Corning, Inc 548,931
59,731 PACCAR, Inc 5,783,753
37,955 Rockwell Automation, Inc 9,689,912
3,916 Rush Enterprises, Inc (Class A) 195,369
9,292 Snap-On, Inc 2,063,289
69,059 Trane Technologies plc 11,023,888
109,782 * Triumph Group, Inc 993,527
30,230 * United Rentals, Inc 9,543,913
20,461 * Vectrus, Inc 838,696
13,236 W.W. Grainger, Inc 7,734,457
1,174 Wabash National Corp 25,417
4,192 * WESCO International, Inc 577,532
36,655 Woodward Inc 3,361,264
36,530 Xylem, Inc 3,741,768
TOTAL CAPITAL GOODS 345,847,721
COMMERCIAL & PROFESSIONAL SERVICES - 1 .3%
540 ABM Industries, Inc 24,035
9,872 ACCO Brands Corp 45,411
970 * ASGN Inc 82,237
15,838 Cintas Corp 6,771,537
285,941 * Copart, Inc 32,888,934
4,282 Heidrick & Struggles International, Inc 120,581
188 Herman Miller, Inc 3,982
143,033 * KAR Auction Services, Inc 2,078,269
39,570 Kelly Services, Inc (Class A) 646,574
52,605 Robert Half International, Inc 4,022,178
1,210 Steelcase, Inc (Class A) 9,402
120,100 TransUnion 7,118,327
2,825 * TriNet Group, Inc 183,568
14,026 Verisk Analytics, Inc 2,564,374
145,676 Waste Management, Inc 23,070,708
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 79,630,117
CONSUMER DURABLES & APPAREL - 1 .2%
396 Columbia Sportswear Co 29,502
48,547 DR Horton, Inc 3,732,293

Portfolio of investments
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94
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
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REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
41,286 Ethan Allen Interiors, Inc $ 1,056,509
56,305 * GoPro, Inc 306,862
9,306 * Green Brick Partners, Inc 215,248
258 Hasbro, Inc 16,835
23,776 * iRobot Corp 1,343,344
20,310 * Lovesac Co 494,345
27,336 * Lululemon Athletica, Inc 8,994,637
5,483 Newell Brands Inc 75,720
473,335 Nike, Inc (Class B) 43,868,688
1,897 * NVR, Inc 8,039,012
1,614 PVH Corp 82,830
136,133 * Sonos, Inc 2,194,464
55,879 *,e Traeger, Inc 231,898
87,275 * Tupperware Brands Corp 674,636
57,495 VF Corp 1,624,234
TOTAL CONSUMER DURABLES & APPAREL 72,981,057
CONSUMER SERVICES - 2 .3%
19,997 e ADT, Inc 169,175
26,652 * American Public Education, Inc 341,412
21,539 * Booking Holdings, Inc 40,266,730
33,683 * Bright Horizons Family Solutions 2,200,173
27,978 Carriage Services, Inc 682,943
79,641 * Dave & Buster's Entertainment, Inc 3,173,694
24,042 Domino's Pizza, Inc 7,987,714
36,071 El Pollo Loco Holdings, Inc 362,153
1,303 Graham Holdings Co 812,902
252,387 Hilton Worldwide Holdings, Inc 34,137,866
28,107 * Planet Fitness, Inc 1,840,446
3,259 * Shake Shack, Inc 181,103
73,527 * Six Flags Entertainment Corp 1,639,652
490,240 Starbucks Corp 42,449,881
19,207 Vail Resorts, Inc 4,208,830
74,915 Wendy's 1,556,734
94,636 * WW International Inc 427,755
TOTAL CONSUMER SERVICES 142,439,163
DIVERSIFIED FINANCIALS - 7 .7%
178,603 Ally Financial, Inc 4,922,299
286,307 American Express Co 42,502,274
60,154 Ameriprise Financial, Inc 18,594,804
502,214 Bank of New York Mellon Corp 21,148,231
65,633 BlackRock, Inc 42,393,011
620,164 Charles Schwab Corp 49,408,466
127,359 CME Group, Inc 22,071,315
280 Cohen & Steers, Inc 16,845
318,912 Discover Financial Services 33,313,547
8,872 Factset Research Systems, Inc 3,774,947
138,585 Goldman Sachs Group, Inc 47,743,918
9,333 * Green Dot Corp 177,607
335,651 Intercontinental Exchange Group, Inc 32,078,166
36,329 Invesco Ltd 556,560
78,034 Moody's Corp 20,668,866
528,225 Morgan Stanley 43,404,248
68,637 Nasdaq Inc 4,271,967
101,805 Northern Trust Corp 8,587,252
200,000 Nuveen ESG Large-Cap ETF 6,563,300
5,668 * PRA Group, Inc 189,878
2,432 * PROG Holdings, Inc 40,177
7,993 Raymond James Financial, Inc 944,293
137,355 S&P Global, Inc 44,125,294

Portfolio of investments
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TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
123,600 State Street Corp $ 9,146,400
65,344 T Rowe Price Group, Inc 6,936,919
25,591 Voya Financial, Inc 1,749,401
TOTAL DIVERSIFIED FINANCIALS 465,329,985
ENERGY - 5 .2%
365,578 Antero Midstream Corp 3,893,406
182,220 APA Corp 8,283,721
255,419 Baker Hughes Co 7,064,890
2,812 ChampionX Corp 80,479
185,947 Cheniere Energy, Inc 32,802,910
431,649 ConocoPhillips 54,426,622
2,207 Delek US Holdings, Inc 65,460
148,599 Devon Energy Corp 11,494,133
12,678 * DMC Global, Inc 274,352
152,325 EOG Resources, Inc 20,795,409
211,025 EQT Corp 8,829,286
96,629 Hess Corp 13,632,419
950,369 Kinder Morgan, Inc 17,220,686
681,982 * Kosmos Energy Ltd 4,426,063
91,865 Marathon Petroleum Corp 10,437,701
322,948 NOV, Inc 7,234,035
295,497 Occidental Petroleum Corp 21,453,082
12,097 * Oceaneering International, Inc 169,237
19,522 ONEOK, Inc 1,158,045
18,932 Ovintiv, Inc 958,906
81,545 Pioneer Natural Resources Co 20,908,954
766,162 Schlumberger Ltd 39,863,409
744,346 * Southwestern Energy Co 5,158,318
201,345 Valero Energy Corp 25,278,865
TOTAL ENERGY 315,910,388
FOOD & STAPLES RETAILING - 0 .7%
191,931 * BJ's Wholesale Club Holdings, Inc 14,855,459
81,080 * Performance Food Group Co 4,219,403
37,095 Pricesmart, Inc 2,372,967
59,184 SpartanNash Co 2,113,461
189,337 * Sprouts Farmers Market, Inc 5,585,442
92,192 * United Natural Foods, Inc 3,909,863
249,841 * US Foods Holding Corp 7,435,268
TOTAL FOOD & STAPLES RETAILING 40,491,863
FOOD, BEVERAGE & TOBACCO - 3 .3%
70,442 Archer-Daniels-Midland Co 6,831,465
48,343 Campbell Soup Co 2,557,828
1,084,673 Coca-Cola Co 64,917,679
13,309 * Darling International, Inc 1,044,490
35,374 Fresh Del Monte Produce, Inc 922,554
366,471 General Mills, Inc 29,896,704
3,800 * Hain Celestial Group, Inc 71,098
206,505 Hormel Foods Corp 9,592,157
130,364 Kellogg Co 10,014,563
70,056 McCormick & Co, Inc 5,509,204
380,090 PepsiCo, Inc 69,016,742
6,553 * TreeHouse Foods, Inc 329,223
TOTAL FOOD, BEVERAGE & TOBACCO 200,703,707
HEALTH CARE EQUIPMENT & SERVICES - 5 .9%
36,512 * Abiomed, Inc 9,203,945
42,465 * Align Technology, Inc 8,250,949
61,738 * Allscripts Healthcare Solutions, Inc 907,549

Portfolio of investments
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96
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
59,123 * Angiodynamics, Inc $ 833,043
7,715 * AtriCure, Inc 324,956
983 * Axonics Modulation Technologies, Inc 71,897
238,681 * Cerus Corp 873,572
140,120 Cigna Corp 45,267,167
19,097 * Computer Programs & Systems, Inc 616,833
34,556 Cooper Cos, Inc 9,447,265
8,944 Dentsply Sirona, Inc 275,654
191,328 * Dexcom, Inc 23,108,596
356,778 * Edwards Lifesciences Corp 25,841,431
92,210 Elevance Health, Inc 50,417,662
141,106 * Envista Holdings Corp 4,657,909
11,862 * Globus Medical, Inc 794,754
105,672 HCA Healthcare, Inc 22,980,490
55,315 * Health Catalyst, Inc 487,878
17,140 * Henry Schein, Inc 1,173,404
5,398 * Heska Corp 387,360
92,217 * Hologic, Inc 6,252,313
74,312 Humana, Inc 41,472,041
49,662 * IDEXX Laboratories, Inc 17,862,428
7,998 * Inogen, Inc 181,235
148,542 * Intuitive Surgical, Inc 36,611,147
37,957 Laboratory Corp of America Holdings 8,421,140
25,670 LeMaitre Vascular, Inc 1,114,078
7,921 * LivaNova plc 373,079
36,789 * Merit Medical Systems, Inc 2,529,980
94,024 * NextGen Healthcare, Inc 1,884,241
36,544 * Omnicell, Inc 2,825,582
365,030 * Opko Health, Inc 693,557
51,150 * OraSure Technologies, Inc 223,014
30,909 * Orthofix Medical Inc 496,399
13,076 * Penumbra, Inc 2,242,142
1,887 Premier, Inc 65,819
22,904 Quest Diagnostics, Inc 3,290,160
68,280 Resmed, Inc 15,273,553
20,651 * Staar Surgical Co 1,463,536
27,192 STERIS plc 4,692,795
4,512 * Tactile Systems Technology, Inc 33,569
14,310 * Tandem Diabetes Care, Inc 803,506
3,221 * Teladoc, Inc 95,470
TOTAL HEALTH CARE EQUIPMENT & SERVICES 354,823,098
HOUSEHOLD & PERSONAL PRODUCTS - 1 .7%
260,833 Colgate-Palmolive Co 19,259,909
54,856 Kimberly-Clark Corp 6,827,378
582,799 Procter & Gamble Co 78,485,541
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 104,572,828
INSURANCE - 3 .7%
275,241 Aflac, Inc 17,920,941
96,775 Allstate Corp 12,217,844
10,501 Arthur J. Gallagher & Co 1,964,527
204,631 Chubb Ltd 43,973,156
909,210 * Genworth Financial, Inc (Class A) 4,246,011
73,799 Lincoln National Corp 3,975,552
178,033 Loews Corp 10,151,442
255,970 Marsh & McLennan Cos, Inc 41,336,595
245,742 Progressive Corp 31,553,273
268,139 Prudential Financial, Inc 28,205,541
128,444 Travelers Cos, Inc 23,692,780

Portfolio of investments
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See notes to financial statements
continued
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REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
12,115 Willis Towers Watson plc $ 2,643,614
TOTAL INSURANCE 221,881,276
MATERIALS - 2 .9%
15,724 Amcor plc 182,084
10,332 Aptargroup, Inc 1,024,418
242,787 Ball Corp 11,991,250
78,491 * Century Aluminum Co 565,920
41,035 * Coeur Mining, Inc 155,112
1,709 Compass Minerals International, Inc 67,574
98,034 Dow, Inc 4,582,109
194,299 Ecolab, Inc 30,518,544
52,352 Glatfelter Corp 148,156
945 H.B. Fuller Co 65,876
58,009 International Flavors & Fragrances, Inc 5,662,258
36,220 Koppers Holdings, Inc 904,051
178,196 Linde plc 52,986,581
15,280 Martin Marietta Materials, Inc 5,133,774
268,049 Mosaic Co 14,407,634
417,007 Newmont Goldcorp Corp 17,647,736
159,805 Nucor Corp 20,995,181
19,087 PPG Industries, Inc 2,179,354
2,337 Reliance Steel & Aluminum Co 470,859
4,126 Schnitzer Steel Industries, Inc (Class A) 111,361
145,000 * Summit Materials, Inc 3,820,750
21,681 e Trinseo plc 408,036
TOTAL MATERIALS 174,028,618
MEDIA & ENTERTAINMENT - 3 .9%
183,270 * Cinemark Holdings, Inc 1,944,495
1,066,497 Comcast Corp (Class A) 33,850,615
125,710 Electronic Arts, Inc 15,834,431
155,166 Gray Television, Inc 2,195,599
103,389 * iHeartMedia, Inc 856,061
9,044 * Imax Corp 115,130
104,365 Interpublic Group of Cos, Inc 3,109,033
13,563 John Wiley & Sons, Inc (Class A) 572,223
77,175 * Liberty Broadband Corp (Class C) 6,515,885
127,851 * Netflix, Inc 37,317,150
13,180 New York Times Co (Class A) 381,693
294,588 Omnicom Group, Inc 21,431,277
65,900 * Pinterest, Inc 1,621,140
4,632 * Roku, Inc 257,261
7,816 Scholastic Corp 298,102
52,081 Sinclair Broadcast Group, Inc (Class A) 927,563
1,245,240 e Sirius XM Holdings, Inc 7,521,249
139,881 * Take-Two Interactive Software, Inc 16,573,101
8,077 TEGNA, Inc 168,648
179,898 * TripAdvisor, Inc 4,249,191
121,662 * Vimeo, Inc 462,316
512,185 * Walt Disney Co 54,568,190
284,699 * Warner Bros Discovery, Inc 3,701,087
90,288 * Yelp, Inc 3,467,962
473,927 * ZoomInfo Technologies, Inc 21,103,969
TOTAL MEDIA & ENTERTAINMENT 239,043,371
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .7%
72,985 * Aerie Pharmaceuticals, Inc 1,110,832
225,045 Agilent Technologies, Inc 31,134,976
46,854 * Agios Pharmaceuticals, Inc 1,290,359
180,747 Amgen, Inc 48,864,952

Portfolio of investments
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See notes to financial statements
continued
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REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
68,699 * Atara Biotherapeutics, Inc $ 320,137
2,503 *,e Axsome Therapeutics, Inc 113,010
87,107 * BioCryst Pharmaceuticals, Inc 1,162,878
47,040 * BioMarin Pharmaceutical, Inc 4,075,075
721,217 Bristol-Myers Squibb Co 55,872,681
67,570 * Chimerix, Inc 119,599
54,314 * Collegium Pharmaceutical, Inc 974,393
206,042 Danaher Corp 51,854,590
215,636 Eli Lilly & Co 78,079,639
329,410 Gilead Sciences, Inc 25,845,509
16,303 * Illumina, Inc 3,730,453
32,728 * Insmed, Inc 566,849
16,514 * Intra-Cellular Therapies, Inc 754,194
64,325 * IQVIA Holdings, Inc 13,487,023
27,862 * Jazz Pharmaceuticals plc 4,006,277
28,395 * Karyopharm Therapeutics, Inc 135,160
32,897 * MacroGenics, Inc 168,433
296,339 Merck & Co, Inc 29,989,507
5,838 * Mettler-Toledo International, Inc 7,384,661
2,895 * Mirati Therapeutics, Inc 194,891
42,303 Perrigo Co plc 1,703,965
66,120 * Prothena Corp plc 4,062,413
98,240 *,e Provention Bio, Inc 681,786
9,835 * Regeneron Pharmaceuticals, Inc 7,363,956
14,849 * Repligen Corp 2,709,794
74,418 * Revance Therapeutics, Inc 1,660,266
114,273 Thermo Fisher Scientific, Inc 58,732,894
3,649 * Ultragenyx Pharmaceutical, Inc 147,639
134,887 * Vertex Pharmaceuticals, Inc 42,084,744
18,425 * Waters Corp 5,512,207
37,317 West Pharmaceutical Services, Inc 8,586,642
229,553 Zoetis, Inc 34,612,001
14,602 *,† Zogenix, Inc 9,929
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 529,104,314
REAL ESTATE - 2 .6%
189,892 American Tower Corp 39,343,724
72,632 Boston Properties, Inc 5,280,346
54,010 Brixmor Property Group, Inc 1,150,953
84,154 CBRE Group, Inc 5,969,885
50,854 City Office REIT, Inc 540,070
46,458 Crown Castle International Corp 6,190,993
309,873 DiamondRock Hospitality Co 2,894,214
8,358 Douglas Emmett, Inc 147,017
36,148 Equinix, Inc 20,475,673
33,420 First Industrial Realty Trust, Inc 1,591,795
123,301 Franklin Street Properties Corp 355,107
204,267 Healthpeak Properties Inc 4,847,256
1,487 * Howard Hughes Corp 91,227
27,253 iStar Inc 285,611
5,945 * Jones Lang LaSalle, Inc 945,790
4,739 Kilroy Realty Corp 202,545
243,312 Macerich Co 2,708,063
4,166 Paramount Group, Inc 26,954
412,858 Park Hotels & Resorts, Inc 5,400,183
540 Piedmont Office Realty Trust, Inc 5,643
6,352 PotlatchDeltic Corp 282,600
319,767 Prologis, Inc 35,414,195
59,974 * Realogy Holdings Corp 445,607
2,009 RMR Group, Inc 54,986
11,019 * Tejon Ranch Co 186,662

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REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
63,246 Ventas, Inc $ 2,474,816
297 Washington REIT 5,670
177,561 Welltower, Inc 10,838,323
238,457 Weyerhaeuser Co 7,375,475
58,638 Xenia Hotels & Resorts, Inc 1,001,537
TOTAL REAL ESTATE 156,532,920
RETAILING - 4 .3%
42,656 * 1-800-FLOWERS.COM, Inc (Class A) 310,962
1,216 Aaron's Co, Inc 12,671
15,656 Advance Auto Parts, Inc 2,973,388
250 Buckle, Inc 9,833
1,601 * CarMax, Inc 100,879
779,242 eBay, Inc 31,045,001
6,360 * Five Below, Inc 930,786
24,775 * Genesco, Inc 1,165,416
22,419 Hibbett Sports, Inc 1,399,394
261,416 Home Depot, Inc 77,413,120
25,413 * Lands' End, Inc 266,328
42,655 * Liquidity Services, Inc 732,813
77,025 LKQ Corp 4,285,671
241,920 Lowe's Companies, Inc 47,162,304
424,516 Macy's, Inc 8,851,159
35,671 * MarineMax, Inc 1,152,530
397 Pool Corp 120,779
147,288 * Quotient Technology, Inc 362,328
44,159 Ross Stores, Inc 4,225,575
5,448 * Sally Beauty Holdings, Inc 69,244
32,132 Shoe Carnival, Inc 770,525
218,871 Target Corp 35,949,562
97,689 *,e ThredUp, Inc 120,157
467,945 TJX Companies, Inc 33,738,835
15,754 Tractor Supply Co 3,462,257
11,453 * TravelCenters of America, Inc 728,182
860 Winmark Corp 216,410
18,394 * Zumiez, Inc 412,577
TOTAL RETAILING 257,988,686
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .9%
424,742 Applied Materials, Inc 37,500,471
22,180 * Cirrus Logic, Inc 1,488,722
75,276 * First Solar, Inc 10,957,927
1,436,016 Intel Corp 40,825,935
79,447 Lam Research Corp 32,158,557
577,817 NVIDIA Corp 77,987,960
475,421 * ON Semiconductor Corp 29,205,112
18,585 * Silicon Laboratories, Inc 2,135,788
320,381 Texas Instruments, Inc 51,462,800
13,239 Universal Display Corp 1,260,618
119,266 * Wolfspeed, Inc 9,392,198
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 294,376,088
SOFTWARE & SERVICES - 17 .1%
203,342 Accenture plc 57,728,794
142,621 * Adobe, Inc 45,424,789
8,948 * Ansys, Inc 1,978,940
165,953 * Autodesk, Inc 35,563,728
185,674 Automatic Data Processing, Inc 44,877,406
50,952 * Benefitfocus, Inc 359,212
86,552 * Blackline, Inc 4,846,912
133,543 * Cadence Design Systems, Inc 20,217,075

Portfolio of investments
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continued
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REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
51,744 * ChannelAdvisor Corp $ 1,192,182
27,122 Concentrix Corp 3,315,122
55,469 CSG Systems International, Inc 3,587,180
113,572 Dolby Laboratories, Inc (Class A) 7,591,153
424,613 * DXC Technology Co 12,207,624
38,717 * Elastic NV 2,475,952
57,024 * ExlService Holdings, Inc 10,369,814
302,563 Fidelity National Information Services, Inc 25,109,703
107,101 * Five9, Inc 6,453,906
31,479 * HubSpot, Inc 9,335,412
182 InterDigital, Inc 9,076
352,656 International Business Machines Corp 48,768,798
101,475 Intuit, Inc 43,380,563
228,001 Mastercard, Inc (Class A) 74,825,368
1,279,507 d Microsoft Corp 297,011,960
87,517 * New Relic, Inc 5,184,507
123,295 * Nutanix, Inc 3,378,283
198,924 * Okta, Inc 11,163,615
5,290 * OneSpan, Inc 58,137
27,817 * Paylocity Holding Corp 6,447,702
492,146 * PayPal Holdings, Inc 41,133,563
57,668 * Perficient, Inc 3,862,026
28,640 * Rapid7, Inc 1,296,533
36,980 Roper Technologies, Inc 15,329,689
300,072 * Salesforce, Inc 48,788,707
90,530 * ServiceNow, Inc 38,089,592
34,748 * Smartsheet, Inc 1,213,400
61,226 * SPS Commerce, Inc 7,746,314
110,299 * SVMK, Inc 855,920
84,432 * Synopsys, Inc 24,700,582
58,543 * Teradata Corp 1,849,373
29,975 TTEC Holdings, Inc 1,332,988
280,648 VMware, Inc (Class A) 31,581,319
79,109 * WEX, Inc 12,984,951
160,899 * Workday, Inc 25,071,282
9,332 * Workiva, Inc 726,123
TOTAL SOFTWARE & SERVICES 1,039,425,275
TECHNOLOGY HARDWARE & EQUIPMENT - 4 .6%
73,619 Avnet, Inc 2,958,748
20,528 Badger Meter, Inc 2,308,989
62,976 Benchmark Electronics, Inc 1,787,889
131,980 * Ciena Corp 6,321,842
1,263,337 Cisco Systems, Inc 57,393,400
294,075 Cognex Corp 13,595,087
54,705 CTS Corp 2,161,942
40,057 * ePlus, Inc 1,951,577
63,716 * Fabrinet 7,289,110
31,557 * FARO Technologies, Inc 921,780
1,675,996 Hewlett Packard Enterprise Co 23,916,463
1,185,365 HP, Inc 32,739,781
39,174 * Insight Enterprises, Inc 3,702,335
3,493 * Itron, Inc 170,773
197,605 * Keysight Technologies, Inc 34,412,911
37,235 * Kimball Electronics, Inc 769,647
155,805 * Knowles Corp 2,142,319
14,814 * Lumentum Holdings, Inc 1,102,902
6,814 Methode Electronics, Inc 280,941
288,932 *,e Microvision, Inc 1,057,491
3,474 Motorola Solutions, Inc 867,493
54,373 National Instruments Corp 2,075,961

Portfolio of investments
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continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
3,344 * Novanta, Inc $ 472,842
500 * OSI Systems, Inc 41,090
42,879 *,e PAR Technology Corp 1,234,058
21,181 * Plexus Corp 2,084,210
55,453 * Ribbon Communications, Inc 146,950
33,155 * Rogers Corp 7,802,366
74,821 SYNNEX Corp 6,846,870
433,463 * Trimble Inc 26,077,134
179,596 * TTM Technologies, Inc 2,749,615
18,688 * Vishay Precision Group, Inc 630,720
276,797 Vontier Corp 5,286,823
199,540 Xerox Holdings Corp 2,919,270
90,828 * Zebra Technologies Corp (Class A) 25,724,306
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 281,945,635
TELECOMMUNICATION SERVICES - 0 .9%
167,393 * Iridium Communications, Inc 8,625,761
1,236,597 Verizon Communications, Inc 46,211,630
TOTAL TELECOMMUNICATION SERVICES 54,837,391
TRANSPORTATION - 2 .9%
43,563 ArcBest Corp 3,460,209
26,629 * Avis Budget Group, Inc 6,296,693
55,101 CH Robinson Worldwide, Inc 5,384,470
1,265,121 CSX Corp 36,764,416
885,928 * Delta Air Lines, Inc 30,059,537
101,378 Expeditors International of Washington, Inc 9,919,837
180 Landstar System, Inc 28,120
113,436 Norfolk Southern Corp 25,871,349
50,452 Old Dominion Freight Line 13,854,119
9 Ryder System, Inc 725
273,387 United Parcel Service, Inc (Class B) 45,866,137
TOTAL TRANSPORTATION 177,505,612
UTILITIES - 3 .2%
276,600 American Electric Power Co, Inc 24,318,672
187,145 Consolidated Edison, Inc 16,461,274
19,802 DTE Energy Co 2,220,002
73,702 Eversource Energy 5,621,989
649,423 NextEra Energy, Inc 50,330,283
206,735 Public Service Enterprise Group, Inc 11,591,631
163,123 Sempra Energy 24,621,786
6,282 South Jersey Industries, Inc 217,797
499,130 Southern Co 32,683,032
30,558 UGI Corp 1,079,614
112,385 WEC Energy Group, Inc 10,264,122
180,121 Xcel Energy, Inc 11,727,678
TOTAL UTILITIES 191,137,880
TOTAL COMMON STOCKS 6,044,275,655
(Cost $4,393,497,828)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.4%
REPURCHASE AGREEMENT - 0 .3%
$ 16,410,000 r Fixed Income Clearing Corp (FICC) 3 .000% 11/01/22 16,410,000
TOTAL REPURCHASE AGREEMENT 16,410,000

Portfolio of investments
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102
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
concluded
SHARES COMPANY RATE
EXP
VALUE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
9,483,974 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120% $ 9,483,974
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 9,483,974
TOTAL SHORT-TERM INVESTMENTS 25,893,974
(Cost $25,893,974)
TOTAL INVESTMENTS - 100.1% 6,070,169,629
(Cost $4,419,391,802)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (6,474,101)
NET ASSETS - 100.0% $ 6,063,695,528
ETF Exchange Traded Fund
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $11,981,504.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $16,410,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 0.250% and maturity date 9/30/25, valued at $16,738,219.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 84 12/16/22  $ 15,453,340 $ 16,308,600 $ 855,260

Portfolio of investments
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See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.3%
AUTOMOBILES & COMPONENTS - 2.2%
35,767 * Aptiv plc $ 3,257,301
23,226 *,e Lordstown Motors Corp 42,039
90,174 * Tesla, Inc 20,518,192
TOTAL AUTOMOBILES & COMPONENTS 23,817,532
BANKS - 2.7%
1,105 Amalgamated Financial Corp 25,404
339 Camden National Corp 14,753
160,289 Citigroup, Inc 7,350,854
49,591 Citizens Financial Group, Inc 2,028,272
4,770 * Customers Bancorp, Inc 160,701
129 Federal Agricultural Mortgage Corp (FAMC) 14,861
119 First Commonwealth Financial Corp 1,707
5,530 First Republic Bank 664,153
414 HomeStreet, Inc 10,747
16,834 Huntington Bancshares, Inc 255,540
5,919 Independent Bank Corp 136,907
33,252 Keycorp 594,213
262 Live Oak Bancshares, Inc 8,507
42,628 PNC Financial Services Group, Inc 6,898,489
1,527 Premier Financial Corp 44,054
65,064 Regions Financial Corp 1,428,155
1,460 Stellar Bancorp, Inc 47,946
10,391 * SVB Financial Group 2,399,905
6,131 * Texas Capital Bancshares, Inc 367,860
137,130 Truist Financial Corp 6,142,053
1,445 Univest Financial Corp 40,662
TOTAL BANKS 28,635,743
CAPITAL GOODS - 7.2%
39,841 3M Co 5,011,599
20,238 * Axon Enterprise, Inc 2,943,415
1,631 *,e Blink Charging Co 24,139
88,108 Carrier Global Corp 3,503,174
39,248 Caterpillar, Inc 8,495,622
11,472 Curtiss-Wright Corp 1,925,346
20,706 Deere & Co 8,195,849
46,006 Eaton Corp 6,904,120
271 EMCOR Group, Inc 38,238
75,918 Emerson Electric Co 6,574,499
16,418 * Energy Recovery, Inc 422,435
28,654 Fastenal Co 1,384,848
42,857 Fortive Corp 2,738,562
3,575 * Generac Holdings, Inc 414,378
14,308 Hexcel Corp 796,956
3,189 Hyster-Yale Materials Handling, Inc 92,991
33,885 Illinois Tool Works, Inc 7,235,464
32,510 Johnson Controls International plc 1,880,378
8,222 Luxfer Holdings plc 118,972
20,763 Maxar Technologies, Inc 463,845
16,074 * Mercury Systems, Inc 777,982
1,616 Moog, Inc (Class A) 136,956
3,920 Owens Corning, Inc 335,591
7,907 PACCAR, Inc 765,635
21,743 Quanta Services, Inc 3,088,376
6,567 Rockwell Automation, Inc 1,676,555
2,387 Trane Technologies plc 381,037
17,595 * Triumph Group, Inc 159,235
18,884 * United Rentals, Inc 5,961,868

Portfolio of investments
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See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
2,509 * Vectrus, Inc $ 102,844
4,195 * Veritiv Corp 487,711
4,248 W.W. Grainger, Inc 2,482,319
14,308 Wabash National Corp 309,768
6,960 * WESCO International, Inc 958,879
6,924 Woodward Inc 634,931
1,778 Xylem, Inc 182,120
TOTAL CAPITAL GOODS 77,606,637
COMMERCIAL & PROFESSIONAL SERVICES - 1.2%
6,190 ACCO Brands Corp 28,474
14,820 Cintas Corp 6,336,291
48,651 * Copart, Inc 5,595,838
1,243 Heidrick & Struggles International, Inc 35,003
1,324 Herman Miller, Inc 28,042
278 ICF International, Inc 33,257
162 Insperity, Inc 19,119
2,761 * KAR Auction Services, Inc 40,117
5,463 Kelly Services, Inc (Class A) 89,266
7 Kforce, Inc 443
5,558 TransUnion 329,423
1,943 * TrueBlue, Inc 38,199
393 Verisk Analytics, Inc 71,852
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 12,645,324
CONSUMER DURABLES & APPAREL - 1.2%
5,721 DR Horton, Inc 439,831
16,985 * GoPro, Inc 92,568
5 Hasbro, Inc 326
1,724 * iRobot Corp 97,406
2,929 * Lovesac Co 71,292
13,993 * Lululemon Athletica, Inc 4,604,257
83,994 Nike, Inc (Class B) 7,784,564
9,623 * Sonos, Inc 155,123
10,943 * Tupperware Brands Corp 84,589
TOTAL CONSUMER DURABLES & APPAREL 13,329,956
CONSUMER SERVICES - 2.2%
21,317 * 2U, Inc 131,952
3,927 * American Public Education, Inc 50,305
3,808 * Booking Holdings, Inc 7,118,980
12,782 * Brinker International, Inc 426,791
4,301 Carriage Services, Inc 104,987
12,260 * Dave & Buster's Entertainment, Inc 488,561
2,879 Domino's Pizza, Inc 956,519
1,397 El Pollo Loco Holdings, Inc 14,026
6,086 European Wax Center, Inc 87,517
128 * frontdoor, Inc 2,824
46,533 Hilton Worldwide Holdings, Inc 6,294,054
5,037 * Shake Shack, Inc 279,906
4,968 * Six Flags Entertainment Corp 110,786
85,464 Starbucks Corp 7,400,328
2,511 Vail Resorts, Inc 550,235
7,087 * WW International Inc 32,033
TOTAL CONSUMER SERVICES 24,049,804
DIVERSIFIED FINANCIALS - 6.9%
53,145 Ally Financial, Inc 1,464,676
49,980 American Express Co 7,419,531
4,768 Ameriprise Financial, Inc 1,473,884
54,996 Bank of New York Mellon Corp 2,315,882

Portfolio of investments
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continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
12,262 BlackRock, Inc $ 7,920,148
109,050 Charles Schwab Corp 8,688,014
29,021 CME Group, Inc 5,029,339
28,027 Discover Financial Services 2,927,700
2,047 * Donnelley Financial Solutions, Inc 82,760
24,950 Goldman Sachs Group, Inc 8,595,525
68,499 Intercontinental Exchange Group, Inc 6,546,449
15,728 Moody's Corp 4,165,875
92,603 Morgan Stanley 7,609,189
12,285 Perella Weinberg Partners 96,806
1,527 Raymond James Financial, Inc 180,400
24,500 S&P Global, Inc 7,870,625
19,202 State Street Corp 1,420,948
1,079 T Rowe Price Group, Inc 114,547
TOTAL DIVERSIFIED FINANCIALS 73,922,298
ENERGY - 3.5%
38,102 Archrock, Inc 286,146
216,395 Baker Hughes Co 5,985,486
16,830 Cactus, Inc 870,448
60,854 ChampionX Corp 1,741,641
34,185 Cheniere Energy, Inc 6,030,576
48,397 * Clean Energy Fuels Corp 324,744
20,124 Delek US Holdings, Inc 596,878
4,198 * DMC Global, Inc 90,845
8,392 * Dril-Quip, Inc 208,793
28,495 DT Midstream, Inc 1,701,151
1,650 Enviva, Inc 98,736
15,053 * Green Plains Inc 434,881
169,004 Halliburton Co 6,155,126
44,121 HF Sinclair Corp 2,698,881
115,853 NOV, Inc 2,595,107
29,233 * Oceaneering International, Inc 408,970
97,268 ONEOK, Inc 5,769,938
20,180 * Weatherford International Ltd 841,102
17,818 World Fuel Services Corp 454,181
TOTAL ENERGY 37,293,630
FOOD & STAPLES RETAILING - 1.0%
36,632 * BJ's Wholesale Club Holdings, Inc 2,835,317
39,636 Kroger Co 1,874,386
40,550 * Performance Food Group Co 2,110,222
397 Pricesmart, Inc 25,396
5,542 SpartanNash Co 197,905
28,639 * Sprouts Farmers Market, Inc 844,851
10,982 * United Natural Foods, Inc 465,747
60,461 * US Foods Holding Corp 1,799,319
TOTAL FOOD & STAPLES RETAILING 10,153,143
FOOD, BEVERAGE & TOBACCO - 4.7%
70,206 Archer-Daniels-Midland Co 6,808,578
7,764 *,e Beyond Meat, Inc 121,895
17,950 Bunge Ltd 1,771,665
191,448 Coca-Cola Co 11,458,163
46,341 * Darling International, Inc 3,636,841
78,840 General Mills, Inc 6,431,767
87 * Hain Celestial Group, Inc 1,628
38,355 Hormel Foods Corp 1,781,590
6,455 Kellogg Co 495,873
127,363 Keurig Dr Pepper, Inc 4,946,779
11,256 McCormick & Co, Inc 885,172

Portfolio of investments
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See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
65,415 PepsiCo, Inc $ 11,878,056
3,305 * Vital Farms, Inc 43,758
TOTAL FOOD, BEVERAGE & TOBACCO 50,261,765
HEALTH CARE EQUIPMENT & SERVICES - 6.4%
2,773 * Abiomed, Inc 699,018
126 * Acadia Healthcare Co, Inc 10,244
9,707 * Align Technology, Inc 1,886,070
43 * AMN Healthcare Services, Inc 5,396
2,779 * Angiodynamics, Inc 39,156
10,266 * Cerus Corp 37,574
24,402 Cigna Corp 7,883,310
2,905 * Computer Programs & Systems, Inc 93,831
2,215 Cooper Cos, Inc 605,559
8,877 * CryoLife, Inc 99,067
85,813 CVS Health Corp 8,126,491
47,352 * Dexcom, Inc 5,719,175
67,509 * Edwards Lifesciences Corp 4,889,677
16,630 Elevance Health, Inc 9,092,785
295 Encompass Health Corp 16,060
147 * Enhabit, Inc 1,826
9,467 * Envista Holdings Corp 312,506
517 * Guardant Health, Inc 25,591
24,807 HCA Healthcare, Inc 5,394,778
16,334 * Health Catalyst, Inc 144,066
6,341 * Hologic, Inc 429,920
12,944 Humana, Inc 7,223,787
8,089 * IDEXX Laboratories, Inc 2,909,452
90 * Integer Holding Corp 5,610
31,780 * Intuitive Surgical, Inc 7,832,817
62 * LivaNova plc 2,920
12,567 * Meridian Bioscience, Inc 401,767
7,558 * NextGen Healthcare, Inc 151,462
11,186 * Omnicell, Inc 864,902
6,517 * Opko Health, Inc 12,382
17,854 * OraSure Technologies, Inc 77,843
5,698 * Orthofix Medical Inc 91,510
69 * Penumbra, Inc 11,831
3,621 * PetIQ, Inc 29,765
586 * RadNet, Inc 11,204
6,489 Resmed, Inc 1,451,524
5,277 * Shockwave Medical Inc 1,546,953
2,949 * Staar Surgical Co 208,996
368 * Tactile Systems Technology, Inc 2,738
5,940 * Zimvie, Inc 52,094
TOTAL HEALTH CARE EQUIPMENT & SERVICES 68,401,657
HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
80,172 Colgate-Palmolive Co 5,919,900
1,875 Kimberly-Clark Corp 233,363
102,063 Procter & Gamble Co 13,744,824
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 19,898,087
INSURANCE - 4.1%
57,909 Aflac, Inc 3,770,455
5,460 Allstate Corp 689,325
30,896 Arthur J. Gallagher & Co 5,780,024
36,696 Chubb Ltd 7,885,603
33,673 * Genworth Financial, Inc (Class A) 157,253
4,760 Lincoln National Corp 256,421
48,935 Loews Corp 2,790,274

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continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
45,283 Marsh & McLennan Cos, Inc $ 7,312,752
54,568 Progressive Corp 7,006,531
57,650 Prudential Financial, Inc 6,064,203
11,412 Travelers Cos, Inc 2,105,058
300 Willis Towers Watson plc 65,463
TOTAL INSURANCE 43,883,362
MATERIALS - 2.6%
67,071 Ball Corp 3,312,637
4,887 * Clearwater Paper Corp 217,374
34,438 * Coeur Mining, Inc 130,175
16,584 Commercial Metals Co 754,572
81 Compass Minerals International, Inc 3,203
38,703 Ecolab, Inc 6,079,080
44,407 Graphic Packaging Holding Co 1,019,585
34 Innospec, Inc 3,400
6,388 International Flavors & Fragrances, Inc 623,533
3,928 Koppers Holdings, Inc 98,043
4,790 Materion Corp 410,551
90,600 Mosaic Co 4,869,750
3,959 Myers Industries, Inc 80,328
84,958 Newmont Goldcorp Corp 3,595,422
6,517 PPG Industries, Inc 744,111
4,169 Reliance Steel & Aluminum Co 839,970
4,880 Ryerson Holding Corp 163,724
2,888 Schnitzer Steel Industries, Inc (Class A) 77,947
3,886 Scotts Miracle-Gro Co (Class A) 178,406
51,393 Steel Dynamics, Inc 4,833,511
10,324 Trinseo plc 194,298
TOTAL MATERIALS 28,229,620
MEDIA & ENTERTAINMENT - 4.0%
5,481 * Cardlytics, Inc 51,686
4,181 * Cinemark Holdings, Inc 44,361
269,910 Comcast Corp (Class A) 8,566,943
38,397 Electronic Arts, Inc 4,836,486
42,366 * Gannett Co, Inc 61,431
29,498 * Netflix, Inc 8,609,876
99,449 * Pinterest, Inc 2,446,445
4,197 * Roku, Inc 233,101
13,672 * Take-Two Interactive Software, Inc 1,619,859
29,331 * TripAdvisor, Inc 692,798
40,872 * Vimeo, Inc 155,314
97,190 * Walt Disney Co 10,354,623
69,536 * Warner Bros Discovery, Inc 903,968
20,235 * Yelp, Inc 777,226
22,813 * ZipRecruiter, Inc 382,574
81,361 * ZoomInfo Technologies, Inc 3,623,005
TOTAL MEDIA & ENTERTAINMENT 43,359,696
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.0%
7,453 * Aerie Pharmaceuticals, Inc 113,435
22,005 Agilent Technologies, Inc 3,044,392
34,268 Amgen, Inc 9,264,354
12,823 * Atea Pharmaceuticals, Inc 76,938
126,425 Bristol-Myers Squibb Co 9,794,145
24,773 * Chimerix, Inc 43,848
35,529 Danaher Corp 8,941,583
37,439 Eli Lilly & Co 13,556,288
71,560 Gilead Sciences, Inc 5,614,598
10,958 * Illumina, Inc 2,507,410

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continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
1,896 * IQVIA Holdings, Inc $ 397,534
16,507 * Karyopharm Therapeutics, Inc 78,573
5,337 * MacroGenics, Inc 27,325
120,841 Merck & Co, Inc 12,229,109
10,477 *,e Provention Bio, Inc 72,710
417 *,e Reata Pharmaceuticals, Inc 13,427
9,303 * Regeneron Pharmaceuticals, Inc 6,965,621
2,210 * Revance Therapeutics, Inc 49,305
7,138 * Sangamo Therapeutics Inc 31,336
19,907 Thermo Fisher Scientific, Inc 10,231,601
22,167 * Vertex Pharmaceuticals, Inc 6,916,104
3,424 West Pharmaceutical Services, Inc 787,862
38,502 Zoetis, Inc 5,805,332
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 96,562,830
REAL ESTATE - 3.3%
36,346 American Tower Corp 7,530,528
5,091 Boston Properties, Inc 370,116
41,029 * CBRE Group, Inc 2,910,597
11,949 City Office REIT, Inc 126,898
40,039 Crown Castle International Corp 5,335,597
24,207 DiamondRock Hospitality Co 226,093
11,972 Empire State Realty Trust, Inc 88,234
10,594 Equinix, Inc 6,000,865
21,280 Franklin Street Properties Corp 61,286
2,503 * Howard Hughes Corp 153,559
973 Hudson Pacific Properties 10,742
6,811 Iron Mountain, Inc 341,027
22,106 Macerich Co 246,040
32,490 Paramount Group, Inc 210,210
33,468 Park Hotels & Resorts, Inc 437,761
3,043 PotlatchDeltic Corp 135,383
69,047 Prologis, Inc 7,646,955
18,005 * Realogy Holdings Corp 133,777
3,682 SL Green Realty Corp 146,102
17,766 Sunstone Hotel Investors, Inc 198,091
4,386 * Tejon Ranch Co 74,299
3,285 Ventas, Inc 128,542
40,242 Welltower, Inc 2,456,372
13,732 Xenia Hotels & Resorts, Inc 234,543
TOTAL REAL ESTATE 35,203,617
RETAILING - 4.0%
6,440 * 1-800-FLOWERS.COM, Inc (Class A) 46,948
11,645 Academy Sports & Outdoors, Inc 512,729
140,395 eBay, Inc 5,593,337
3,743 Hibbett Sports, Inc 233,638
44,851 Home Depot, Inc 13,281,727
2,594 * Lands' End, Inc 27,185
6,255 * Liquidity Services, Inc 107,461
11 LKQ Corp 612
41,709 Lowe's Companies, Inc 8,131,169
20,066 Macy's, Inc 418,376
546 Murphy USA, Inc 171,722
18,211 * Quotient Technology, Inc 44,799
43,725 Target Corp 7,181,831
60,502 TJX Companies, Inc 4,362,194
1,951 * TravelCenters of America, Inc 124,045
19,030 Williams-Sonoma, Inc 2,356,485
104 Winmark Corp 26,171

Portfolio of investments
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See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
309 * Zumiez, Inc $ 6,931
TOTAL RETAILING 42,627,360
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.8%
73,938 Applied Materials, Inc 6,527,986
5,538 * Cirrus Logic, Inc 371,710
13,140 * First Solar, Inc 1,912,790
287,746 Intel Corp 8,180,619
13,468 Lam Research Corp 5,451,577
104,424 NVIDIA Corp 14,094,107
82,616 * ON Semiconductor Corp 5,075,101
10,812 * Rambus, Inc 326,090
1,540 * Silicon Laboratories, Inc 176,977
54,897 Texas Instruments, Inc 8,818,105
1,125 Universal Display Corp 107,122
4,925 * Wolfspeed, Inc 387,844
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 51,430,028
SOFTWARE & SERVICES - 17.0%
36,138 Accenture plc 10,259,578
27,492 * Adobe, Inc 8,756,202
7,964 * Ansys, Inc 1,761,318
24,328 * Autodesk, Inc 5,213,490
32,367 Automatic Data Processing, Inc 7,823,104
6,757 * Benefitfocus, Inc 47,637
36,498 * Cadence Design Systems, Inc 5,525,432
11,181 Concentrix Corp 1,366,654
9,357 CSG Systems International, Inc 605,117
68,918 * DXC Technology Co 1,981,393
330 * Elastic NV 21,104
9,187 * ExlService Holdings, Inc 1,670,656
79,577 Fidelity National Information Services, Inc 6,604,095
63,682 International Business Machines Corp 8,806,584
19,662 Intuit, Inc 8,405,505
39,988 Mastercard, Inc (Class A) 13,123,262
224,183 d Microsoft Corp 52,039,600
32,425 * Okta, Inc 1,819,691
3,687 * OneSpan, Inc 40,520
86,142 * PayPal Holdings, Inc 7,199,748
9,755 * Perficient, Inc 653,292
2,252 Roper Technologies, Inc 933,544
58,257 * Salesforce, Inc 9,472,006
16,419 * ServiceNow, Inc 6,908,130
19,766 * Synopsys, Inc 5,782,543
2,488 TTEC Holdings, Inc 110,641
28,135 * VeriSign, Inc 5,639,942
27,056 VMware, Inc (Class A) 3,044,612
55,305 Western Union Co 747,171
13,008 * WEX, Inc 2,135,133
26,094 * Workday, Inc 4,065,967
TOTAL SOFTWARE & SERVICES 182,563,671
TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
28,112 Avnet, Inc 1,129,821
8,425 Badger Meter, Inc 947,644
10,055 Benchmark Electronics, Inc 285,461
9,562 * Ciena Corp 458,020
233,148 Cisco Systems, Inc 10,591,914
47,640 Cognex Corp 2,202,397
9,052 CTS Corp 357,735
6,932 * ePlus, Inc 337,727

Portfolio of investments
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See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
10,632 * Fabrinet $ 1,216,301
5,222 * FARO Technologies, Inc 152,535
389,211 Hewlett Packard Enterprise Co 5,554,041
220,622 HP, Inc 6,093,580
8,966 * Insight Enterprises, Inc 847,377
34,389 * Keysight Technologies, Inc 5,988,844
5,371 * Kimball Electronics, Inc 111,019
25,579 * Knowles Corp 351,711
172 * Lumentum Holdings, Inc 12,805
600 Methode Electronics, Inc 24,738
47,269 *,e Microvision, Inc 173,004
531 Motorola Solutions, Inc 132,596
24,331 National Instruments Corp 928,958
4,734 * OSI Systems, Inc 389,040
7,569 *,e PAR Technology Corp 217,836
7,905 * Plexus Corp 777,852
21,532 * Ribbon Communications, Inc 57,060
5,484 * Rogers Corp 1,290,550
12,241 SYNNEX Corp 1,120,174
74,821 * Trimble Inc 4,501,231
30,181 * TTM Technologies, Inc 462,071
2,890 * Vishay Precision Group, Inc 97,537
46,607 Vontier Corp 890,194
34,198 Xerox Holdings Corp 500,317
15,387 * Zebra Technologies Corp (Class A) 4,357,906
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 52,559,996
TELECOMMUNICATION SERVICES - 0.9%
6,905 * Bandwidth Inc 81,962
21,856 * Consolidated Communications Holdings, Inc 112,996
238,708 Verizon Communications, Inc 8,920,518
TOTAL TELECOMMUNICATION SERVICES 9,115,476
TRANSPORTATION - 1.5%
4,518 CH Robinson Worldwide, Inc 441,499
231,889 CSX Corp 6,738,694
27,646 Expeditors International of Washington, Inc 2,705,161
10,134 * GXO Logistics, Inc 370,297
20,060 Old Dominion Freight Line 5,508,476
8,212 Ryder System, Inc 661,148
TOTAL TRANSPORTATION 16,425,275
UTILITIES - 2.1%
23,616 Clearway Energy, Inc (Class C) 820,420
64,587 Consolidated Edison, Inc 5,681,073
67,495 Eversource Energy 5,148,519
7,098 ONE Gas, Inc 549,953
40,175 Sempra Energy 6,064,014
19,954 Southwest Gas Holdings Inc 1,458,039
28,346 *,e Sunnova Energy International, Inc 525,535
61,559 UGI Corp 2,174,879
TOTAL UTILITIES 22,422,432
TOTAL COMMON STOCKS 1,064,398,939
(Cost $1,034,810,545)

Portfolio of investments
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111
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See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 0.8%
REPURCHASE AGREEMENT - 0.7%
$ 7,710,000 r Fixed Income Clearing Corp (FICC) 3.000% 11/01/22 $ 7,710,000
TOTAL REPURCHASE AGREEMENT 7,710,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.1%
550,934 c State Street Navigator Securities Lending Government
Money Market Portfolio
3.120 550,934
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 550,934
TOTAL SHORT-TERM INVESTMENTS 8,260,934
(Cost $8,260,934)
TOTAL INVESTMENTS - 100.1% 1,072,659,873
(Cost $1,043,071,479)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (904,194)
NET ASSETS - 100.0% $ 1,071,755,679
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $780,701.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $7,710,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.000% and maturity date 2/15/25, valued at $7,864,226.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 41 12/16/22  $ 7,661,420 $ 7,960,150 $ 298,730

Emerging Markets Equity Fund October 31, 2022
Portfolio of investments
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See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 88.7%
BRAZIL - 18 .3%
17,881,402 Americanas S.A. $ 53,794,790
7,025,472 a Arcos Dorados Holdings, Inc 52,972,059
3,579,000 Cia Brasileira de Distribuicao 15,277,698
6,121,100 * Embraer S.A. 16,293,703
16,048 * MercadoLibre, Inc 14,469,198
3,136,066 * Pagseguro Digital Ltd 42,901,383
6,936,500 Petroleo Brasileiro S.A. (Preference) 40,030,407
1,308,647 * StoneCo Ltd 13,740,793
5,382,500 Ultrapar Participacoes S.A. 13,973,347
1,835,600 Vale S.A. 23,855,160
TOTAL BRAZIL 287,308,538
CHINA - 14 .8%
6,185,308 * Alibaba Group Holding Ltd 48,090,192
4,657,608 * Baidu, Inc 44,652,464
922,773 * Baozun, Inc (ADR) 3,635,726
425,000 BYD Co Ltd (H shares) 9,521,330
2,882,000 China Merchants Bank Co Ltd 9,435,379
3,853,327 * HUYA, Inc (ADR) 7,205,722
2,745,513 * iClick Interactive Asia Group Ltd (ADR) 613,622
2,815,571 Ping An Insurance Group Co of China Ltd (Class A) 13,979,494
2,636,476 Tencent Holdings Ltd 69,278,081
3,774,766 * Vipshop Holdings Ltd (ADR) 26,310,119
TOTAL CHINA 232,722,129
COLOMBIA - 0 .7%
433,791 BanColombia S.A. (ADR) 11,005,278
TOTAL COLOMBIA 11,005,278
HONG KONG - 1 .7%
449,400 Hong Kong Exchanges and Clearing Ltd 11,928,693
2,552,175 * Melco Crown Entertainment Ltd (ADR) 13,960,397
22,290 *,† Mongolian Metals Corporation 0
TOTAL HONG KONG 25,889,090
INDIA - 14 .5%
22,956,912 Edelweiss Capital Ltd 16,065,033
519,353 HDFC Bank Ltd (ADR) 32,360,885
1,697,580 Housing Development Finance Corp 50,755,537
1,897,777 Life Insurance Corp of India 13,841,513
2,361,933 Piramal Healthcare Ltd 24,273,109
6,790,115 * Piramal Pharma Ltd 13,526,501
9,060,118 *,g RBL Bank Ltd 14,803,533
2,009,840 Reliance Industries Ltd 62,017,149
TOTAL INDIA 227,643,260
INDONESIA - 2 .3%
55,274,400 Astra International Tbk PT 23,620,440
5,735,000 PT United Tractors Tbk 11,863,052
TOTAL INDONESIA 35,483,492
KOREA, REPUBLIC OF - 9 .3%
318,817 Hynix Semiconductor, Inc 18,456,797
712,539 KB Financial Group, Inc 23,976,272
127,548 LG Electronics, Inc 7,285,571
153,250 Naver Corp 18,178,244
1,305,429 Samsung Electronics Co Ltd 54,331,725

Portfolio of investments
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113
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See notes to financial statements
continued
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
46,533 Samsung SDI Co Ltd $ 24,007,073
TOTAL KOREA, REPUBLIC OF 146,235,682
MACAU - 0 .8%
32,515,700 *,e Wynn Macau Ltd 12,962,558
TOTAL MACAU 12,962,558
MEXICO - 7 .3%
23,593,400 America Movil S.A.B. de C.V. 22,327,576
713,615 Fomento Economico Mexicano SAB de C.V. (ADR) 51,109,106
1,774,400 Grupo Financiero Banorte S.A. de C.V. 14,423,213
3,269,438 Grupo Televisa SAB (ADR) 17,164,550
1,051,790 *,e Sitios Latinoamerica SAB de C.V. 306,836
2,592,700 Wal-Mart de Mexico SAB de C.V. 10,014,603
TOTAL MEXICO 115,345,884
PERU - 2 .1%
230,497 Credicorp Ltd 33,735,541
TOTAL PERU 33,735,541
SAUDI ARABIA - 0 .8%
1,406,272 g Saudi Arabian Oil Co 13,050,932
TOTAL SAUDI ARABIA 13,050,932
SINGAPORE - 1 .1%
2,138,513 * Grab Holdings Ltd 5,560,134
722,668 * Grab Holdings Ltd. 1,878,937
183,622 * Sea Ltd (ADR) 9,122,341
TOTAL SINGAPORE 16,561,412
SOUTH AFRICA - 2 .3%
3,735,641 FirstRand Ltd 13,059,729
2,440,385 Standard Bank Group Ltd 22,781,572
TOTAL SOUTH AFRICA 35,841,301
TAIWAN - 11 .8%
9,613,000 Hon Hai Precision Industry Co, Ltd 30,531,623
2,426,000 MediaTek, Inc 44,221,599
9,263,400 Taiwan Semiconductor Manufacturing Co Ltd 111,366,476
TOTAL TAIWAN 186,119,698
TANZANIA, UNITED REPUBLIC OF - 0 .9%
1,049,893 AngloGold Ashanti Ltd (ADR) 13,701,104
TOTAL TANZANIA, UNITED REPUBLIC OF 13,701,104
TOTAL COMMON STOCKS 1,393,605,899
(Cost $1,839,294,082)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 11.1%
GOVERNMENT AGENCY DEBT - 5 .1%
$ 17,500,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/22 17,500,000
8,750,000 FHLB 0 .000 11/02/22 8,749,081
17,750,000 FHLB 0 .000 11/03/22 17,746,342
10,000,000 FHLB 0 .000 11/07/22 9,993,818
10,000,000 FHLB 0 .000 12/16/22 9,951,573
10,150,000 FHLB 0 .000 12/21/22 10,095,399

Portfolio of investments
Emerging Markets Equity Fund October 31, 2022
114
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 6,000,000 FHLB 0 .000% 11/04/22 $ 5,998,145
TOTAL GOVERNMENT AGENCY DEBT 80,034,358
REPURCHASE AGREEMENT - 6 .0%
94,610,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 94,610,000
TOTAL REPURCHASE AGREEMENT 94,610,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
765,300 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 765,300
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 765,300
TOTAL SHORT-TERM INVESTMENTS 175,409,658
(Cost $175,416,705)
TOTAL INVESTMENTS - 99.8% 1,569,015,557
(Cost $2,014,710,787)
OTHER ASSETS & LIABILITIES, NET - 0.2% 2,833,525
NET ASSETS - 100.0% $ 1,571,849,082
ADR American Depositary Receipt
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
a
Affiliated holding
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $1,869,031.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $94,610,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 4.250% and maturity date 10/15/25, valued at $96,502,234.

Portfolio of investments
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115
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See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 91.8%
AUSTRALIA - 6 .0%
3,074,960 BHP Billiton Ltd $ 73,861,164
1,738,377 Commonwealth Bank of Australia 116,552,518
14,633,622 Glencore Xstrata plc 83,895,560
1,290,887 Rio Tinto plc 67,463,846
1,363,205 Woodside Energy Group Ltd 31,515,184
TOTAL AUSTRALIA 373,288,272
BRAZIL - 1 .7%
13,821,698 Banco Bradesco S.A. (Preference) 53,140,823
9,483,600 Itau Unibanco Holding S.A. 55,812,882
TOTAL BRAZIL 108,953,705
DENMARK - 1 .3%
601,478 DSV AS 81,276,662
TOTAL DENMARK 81,276,662
FINLAND - 1 .2%
8,126,666 Nordea Bank Abp 77,664,188
TOTAL FINLAND 77,664,188
FRANCE - 10 .5%
1,562,194 Airbus SE 169,035,188
1,910,512 Compagnie de Saint-Gobain 78,103,507
678,390 Essilor International S.A. 107,272,556
167,462 Kering 76,691,042
2,260,419 Total S.A. 123,313,430
569,521 Valeo S.A. 9,381,704
799,622 Vinci S.A. 73,594,767
2,463,065 Vivendi Universal S.A. 20,160,122
TOTAL FRANCE 657,552,316
GERMANY - 8 .7%
315,661 Adidas-Salomon AG. 30,813,268
3,030,994 Bayer AG. 159,372,779
1,569,708 Deutsche Post AG. 55,488,840
183,742 * Dr ING hc F Porsche AG. 18,793,838
926,512 HeidelbergCement AG. 42,607,302
2,046,304 RWE AG. 78,772,748
895,305 Siemens AG. 97,775,327
458,437 Volkswagen AG. (Preference) 58,680,550
TOTAL GERMANY 542,304,652
HONG KONG - 0 .6%
1,535,024 Hong Kong Exchanges and Clearing Ltd 40,745,060
TOTAL HONG KONG 40,745,060
IRELAND - 1 .5%
2,612,604 CRH plc 94,100,303
TOTAL IRELAND 94,100,303
ITALY - 1 .7%
8,138,215 Enel S.p.A. 36,356,232
1,594,759 Moncler S.p.A 68,804,607
TOTAL ITALY 105,160,839
JAPAN - 18 .7%
5,546,000 Daiichi Sankyo Co Ltd 177,531,675
481,616 Daikin Industries Ltd 72,139,903
3,347,979 * Hitachi Ltd 151,910,560

Portfolio of investments
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116
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See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
175,700 Keyence Corp $ 66,250,328
2,346,080 Nintendo Co Ltd 95,248,719
3,549,200 ORIX Corp 52,129,552
2,621,000 Recruit Holdings Co Ltd 80,651,227
2,690,500 SBI Holdings, Inc 48,601,347
1,227,000 Shiseido Co Ltd 42,377,144
2,192,059 Sony Corp 147,820,697
2,805,400 Sumitomo Mitsui Financial Group, Inc 78,780,003
11,231,445 Toyota Motor Corp 155,831,798
TOTAL JAPAN 1,169,272,953
KOREA, REPUBLIC OF - 0 .7%
98,444 LG Chem Ltd 43,201,022
TOTAL KOREA, REPUBLIC OF 43,201,022
NETHERLANDS - 10 .0%
227,049 ASML Holding NV 106,505,643
921,513 Heineken NV 76,977,843
8,577,570 ING Groep NV 84,399,732
23,929,768 Koninklijke KPN NV 66,934,084
8,770,848 Shell plc 242,966,386
2,344,698 e Universal Music Group NV 46,039,195
TOTAL NETHERLANDS 623,822,883
NORWAY - 2 .0%
3,419,757 Equinor ASA 124,594,465
TOTAL NORWAY 124,594,465
SPAIN - 1 .2%
15,232,266 Banco Bilbao Vizcaya Argentaria S.A. 78,580,031
TOTAL SPAIN 78,580,031
SWITZERLAND - 4 .9%
147,450 Lonza Group AG. 75,904,886
1,779,669 Novartis AG. 143,958,686
207,895 Zurich Insurance Group AG 88,599,418
TOTAL SWITZERLAND 308,462,990
TAIWAN - 0 .6%
606,338 Taiwan Semiconductor Manufacturing Co Ltd (ADR) 37,320,104
TOTAL TAIWAN 37,320,104
UNITED KINGDOM - 15 .8%
1,704,461 Ashtead Group plc 88,790,522
1,938,209 AstraZeneca plc 227,414,167
9,189,507 BP plc 50,841,878
1,940,691 British American Tobacco plc 76,644,577
3,945,480 Diageo plc 162,366,213
25,639,732 * Haleon plc 78,622,989
442,736 Linde plc (Xetra) 132,191,687
1,510,680 Reckitt Benckiser Group plc 100,254,702
7,216,398 Tesco plc 17,823,640
1,212,332 Unilever plc 55,105,750
TOTAL UNITED KINGDOM 990,056,125
UNITED STATES - 4 .7%
3,634,916 GSK plc 59,543,847
709,613 Nestle S.A. 77,247,621

Portfolio of investments
International Equity Fund October 31, 2022
117
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
concluded
SHARES COMPANY VALUE
UNITED STATES—continued
468,818 Roche Holding AG. $ 155,552,931
TOTAL UNITED STATES 292,344,399
TOTAL COMMON STOCKS 5,748,700,969
(Cost $5,870,304,349)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 7.5%
GOVERNMENT AGENCY DEBT - 4 .1%
$ 35,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/22 35,000,000
8,750,000 FHLB 0 .000 11/02/22 8,749,081
57,000,000 FHLB 0 .000 11/03/22 56,988,252
10,000,000 FHLB 0 .000 11/07/22 9,993,818
10,000,000 FHLB 0 .000 12/15/22 9,952,646
25,000,000 FHLB 0 .000 12/16/22 24,878,932
35,150,000 FHLB 0 .000 12/21/22 34,960,915
10,000,000 FHLB 0 .000 12/28/22 9,938,698
11,594,000 FHLB 0 .000 12/30/22 11,520,441
15,000,000 FHLB 0 .000 01/13/23 14,877,408
20,000,000 FHLB 0 .000 01/18/23 19,825,397
12,500,000 Federal Home Loan Bank (FHLB) 0 .000 12/29/22 12,422,033
6,000,000 FHLMC 0 .000 11/04/22 5,998,145
TOTAL GOVERNMENT AGENCY DEBT 255,105,766
REPURCHASE AGREEMENT - 3 .4%
212,535,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 212,535,000
TOTAL REPURCHASE AGREEMENT 212,535,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .0%
92,693 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 92,693
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 92,693
TOTAL SHORT-TERM INVESTMENTS 467,733,459
(Cost $467,802,559)
TOTAL INVESTMENTS - 99.3% 6,216,434,428
(Cost $6,338,106,908)
OTHER ASSETS & LIABILITIES, NET - 0.7% 41,746,235
NET ASSETS - 100.0% $ 6,258,180,663
ADR American Depositary Receipt
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $486,506.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $212,535,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rates 2.625%–2.750% and maturity dates 4/15/25–5/15/25, valued at $216,785,784.

International Opportunities Fund October 31, 2022
Portfolio of investments
118
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 93.3%
AUSTRALIA - 4 .9%
1,903,584 Australia & New Zealand Banking Group Ltd $ 31,187,822
238,314 * Flutter Entertainment plc 31,586,428
1,246,106 e IDP Education Ltd 23,510,019
551,627 Mineral Resources Ltd 25,861,254
4,272,409 *,e PointsBet Holdings Ltd 5,560,840
TOTAL AUSTRALIA 117,706,363
BRAZIL - 6 .6%
4,678,524 Banco BTG Pactual S.A. - Unit 26,211,690
4,914,300 Itau Unibanco Holding S.A. 28,921,638
1,896,500 Localiza Rent A Car 25,898,579
19,850,800 * Magazine Luiza S.A. 17,178,022
3,544,785 * NU Holdings Ltd 17,723,925
1,519,259 * Pagseguro Digital Ltd 20,783,463
1,685,900 Vale S.A. 21,909,683
TOTAL BRAZIL 158,627,000
CANADA - 13 .1%
1,155,286 Alimentation Couche-Tard, Inc 51,728,591
498,338 e Bank of Montreal 45,903,355
1,284,206 Cameco Corp 30,456,708
821,941 Dollarama, Inc 48,839,229
1,240,775 *,e Lightspeed Commerce, Inc 23,779,965
512,736 Nutrien Ltd 43,322,965
954,096 * Shopify, Inc (Class A) 32,712,463
1,044,808 Suncor Energy, Inc 35,937,683
TOTAL CANADA 312,680,959
CHINA - 2 .2%
1,264,407 e JD.com, Inc 23,025,497
922,400 Silergy Corp 10,636,830
703,300 Tencent Holdings Ltd 18,480,454
TOTAL CHINA 52,142,781
DENMARK - 3 .8%
220,935 Carlsberg AS (Class B) 26,014,123
606,027 Novo Nordisk AS 65,894,073
TOTAL DENMARK 91,908,196
FRANCE - 4 .9%
234,096 Essilor International S.A. 37,017,168
105,028 L'Oreal S.A. 32,979,230
174,500 Teleperformance 46,753,755
TOTAL FRANCE 116,750,153
GERMANY - 5 .2%
548,202 Bayer AG. 28,825,025
246,077 Beiersdorf AG. 23,622,205
186,424 Deutsche Boerse AG. 30,316,203
275,800 * Dr ING hc F Porsche AG. 28,209,885
671,676 * HelloFresh SE 13,426,241
TOTAL GERMANY 124,399,559
INDIA - 0 .9%
509,472 MindTree Ltd 20,951,733
TOTAL INDIA 20,951,733

Portfolio of investments
International Opportunities Fund October 31, 2022
119
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
INDONESIA - 1 .1%
85,976,300 Bank Rakyat Indonesia $ 25,649,575
TOTAL INDONESIA 25,649,575
IRELAND - 2 .7%
787,680 CRH plc 28,370,517
404,143 e Keywords Studios plc 11,175,794
739,354 Smurfit Kappa Group plc 24,474,794
TOTAL IRELAND 64,021,105
ITALY - 4 .3%
791,372 Amplifon S.p.A. 19,660,808
2,604,344 Davide Campari-Milano NV 23,387,845
168,795 Ferrari NV 33,275,954
598,500 Moncler S.p.A 25,821,806
TOTAL ITALY 102,146,413
JAPAN - 9 .4%
787,000 BayCurrent Consulting, Inc 22,080,999
986,500 Benefit One, Inc 13,647,363
260,200 GMO Payment Gateway, Inc 18,709,897
1,416,100 MonotaRO Co Ltd 21,496,188
295,900 Murata Manufacturing Co Ltd 14,007,733
2,336,300 Nikon Corp 22,594,663
303,100 Paltac Corp 8,609,803
946,100 Recruit Holdings Co Ltd 29,112,600
182,399 * SHIFT, Inc 28,480,596
874,300 SMS Co Ltd 20,057,188
1,039,500 TechnoPro Holdings, Inc 24,937,967
TOTAL JAPAN 223,734,997
NETHERLANDS - 5 .1%
20,253 *,g Adyen NV 28,913,158
107,813 ASML Holding NV 50,573,634
4,392,227 ING Groep NV 43,217,692
TOTAL NETHERLANDS 122,704,484
NORWAY - 3 .4%
1,186,930 e Aker BP ASA 37,704,432
1,165,043 Equinor ASA 42,446,849
TOTAL NORWAY 80,151,281
PHILIPPINES - 0 .9%
7,172,404 BDO Unibank, Inc 15,853,774
6,009,020 Robinsons Retail Holdings, Inc 5,576,073
TOTAL PHILIPPINES 21,429,847
PORTUGAL - 1 .2%
1,448,603 Jeronimo Martins SGPS S.A. 29,975,952
TOTAL PORTUGAL 29,975,952
SINGAPORE - 0 .1%
980,069 * Grab Holdings Ltd. 2,548,179
TOTAL SINGAPORE 2,548,179
SPAIN - 1 .2%
555,120 * Amadeus IT Holding S.A. 28,952,429
142,139 *,†,e Let's GOWEX S.A. 1,405
TOTAL SPAIN 28,953,834
SWEDEN - 4 .0%
191,348 g Evolution Gaming Group AB 17,849,453

Portfolio of investments
International Opportunities Fund October 31, 2022
120
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
SWEDEN—continued
2,527,722 Hexagon AB $ 24,988,775
819,983 Intrum Justitia AB 10,317,184
4,117,176 Swedish Match AB 42,344,697
TOTAL SWEDEN 95,500,109
SWITZERLAND - 2 .4%
7,555 Givaudan S.A. 22,566,327
66,488 Lonza Group AG. 34,226,952
TOTAL SWITZERLAND 56,793,279
TAIWAN - 2 .5%
1,197,540 Dadi Early-Childhood Education Group Ltd 2,970,266
938,000 Eclat Textile Co Ltd 12,309,103
2,700,349 Hota Industrial Manufacturing Co Ltd 6,245,682
2,597,000 * Taiwan Semiconductor Manufacturing Co Ltd 31,221,662
105,407 * Taiwan Semiconductor Manufacturing Co Ltd (ADR) 6,487,801
TOTAL TAIWAN 59,234,514
UNITED KINGDOM - 9 .1%
1,109,005 Ashtead Group plc 57,771,420
4,091,064 Beazley plc 29,340,334
719,822 Compass Group plc 15,160,758
5,803,058 *,e Darktrace plc 23,753,046
431,669 Dechra Pharmaceuticals plc 12,976,942
2,297,796 Electrocomponents plc 25,283,606
793,937 e Fevertree Drinks plc 8,679,054
96,405 Linde plc (Xetra) 28,784,512
9,223,210 Tritax Big Box REIT plc 14,830,391
TOTAL UNITED KINGDOM 216,580,063
UNITED STATES - 4 .3%
254,340 Ferguson plc 27,737,982
96,780 * Lululemon Athletica, Inc 31,844,492
128,319 Roche Holding AG. 42,576,003
TOTAL UNITED STATES 102,158,477
TOTAL COMMON STOCKS 2,226,748,853
(Cost $2,056,244,385)
REFERENCERATE & SPREAD
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
AUSTRALIA - 0 .0%
211,504 e PointsBet Holdings Ltd 07/08/24 0
TOTAL AUSTRALIA 0
TOTAL RIGHTS/WARRANTS 0
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 7.4%
GOVERNMENT AGENCY DEBT - 2 .9%
$ 20,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/22 20,000,000
12,750,000 FHLB 0 .000 11/03/22 12,747,372
10,000,000 FHLB 0 .000 11/07/22 9,993,818
10,000,000 FHLB 0 .000 12/16/22 9,951,573
10,150,000 FHLB 0 .000 12/21/22 10,095,399

Portfolio of investments
International Opportunities Fund October 31, 2022
121
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
GOVERNMENT AGENCY DEBT—continued
$ 6,000,000 FHLB 0 .000% 11/04/22 $ 5,998,145
TOTAL GOVERNMENT AGENCY DEBT 68,786,307
REPURCHASE AGREEMENT - 1 .8%
42,570,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 42,570,000
TOTAL REPURCHASE AGREEMENT 42,570,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2 .7%
63,841,720 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 63,841,720
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 63,841,720
TOTAL SHORT-TERM INVESTMENTS 175,198,027
(Cost $175,204,682)
TOTAL INVESTMENTS - 100.7% 2,401,946,880
(Cost $2,231,449,067)
OTHER ASSETS & LIABILITIES, NET - (0.7)% (16,410,539)
NET ASSETS - 100.0% $ 2,385,536,341
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $89,537,295.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $42,570,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.000% and maturity date 2/15/25, valued at $43,421,417.

Quant International Small-Cap Equity Fund October 31, 2022
Portfolio of investments
122
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 99.5%
AUSTRALIA - 6 .7%
1,409,717 Abacus Property Group $ 2,527,217
333,136 AUB Group Ltd 4,407,909
1,123,081 e Bank of Queensland Ltd (ASE) 5,288,906
4,957,831 Beach Petroleum Ltd 5,069,682
171,460 Centuria Capital Group 184,760
1,562,450 Centuria Industrial REIT 3,036,388
1,088,192 Centuria Office REIT 1,048,251
708,557 Charter Hall Education Trust 1,573,475
2,111,565 Charter Hall Long Wale REIT 5,887,708
4,562,091 g Coronado Global Resources, Inc 5,443,171
23,717 Futuris Corp Ltd 197,736
320,917 Growthpoint Properties Australia Ltd 683,172
198,877 Home Consortium 608,014
1,159,908 HomeCo Daily Needs REIT 949,118
927,338 Iluka Resources Ltd 5,137,944
2,842,265 Incitec Pivot Ltd 6,835,506
94,617 Independence Group NL 925,349
5,003,677 * ioneer Ltd 1,773,303
1,580,869 Macquarie CountryWide Trust 4,070,668
223,904 Monadelphous Group Ltd 1,957,416
1,428,732 Nufarm Ltd 5,091,824
1,965,369 Perenti Global Ltd 1,204,450
4,440,179 Perseus Mining Ltd 5,171,475
3,516,429 Qube Logistics Holdings Ltd 6,121,941
1,191,677 Shopping Centres Australasia Property Group 2,075,563
377,582 SmartGroup Corp Ltd 1,190,439
970,740 United Malt Grp Ltd 1,931,425
TOTAL AUSTRALIA 80,392,810
AUSTRIA - 0 .7%
143,678 g BAWAG Group AG. 6,936,170
23,711
Vienna Insurance Group AG Wiener Versicherung
Gruppe 530,317
36,400 Wienerberger AG. 832,061
TOTAL AUSTRIA 8,298,548
BELGIUM - 0 .3%
128,655 Fagron NV 1,601,640
19,555 Gimv NV 834,876
13,984 KBC Ancora 497,100
9,710 Melexis NV 667,817
1,411 VAN DE Velde 44,521
TOTAL BELGIUM 3,645,954
BRAZIL - 2 .5%
25,000 * 3R PETROLEUM OLEO E GAS S.A. 225,051
358,300 Blau Farmaceutica S.A. 2,346,586
1,118,499 Cia Brasileira de Distribuicao 4,774,543
1,631,200 Cia de Saneamento de Minas Gerais-COPASA 4,850,495
247,300 EDP - Energias do Brasil S.A. 1,104,484
1,331,200 Enauta Participacoes S.A. 3,927,497
2,968,115 * Hidrovias do Brasil S.A. 1,620,382
615,200 Jalles Machado S.A. 828,921
1,445,100 Metalurgica Gerdau S.A. 3,147,299
1,399,690 Odontoprev S.A. 2,243,623
218,900 Uniao de Industrias Petroquimicas S.A. 4,525,473
111,925 Wilson Sons Holdings Brasil S.A. 245,930
TOTAL BRAZIL 29,840,284

Portfolio of investments
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123
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
CANADA - 8 .2%
13,190 AG Growth International Inc $ 337,895
150,908 Atco Ltd 4,685,586
675,847 *,e Baytex Energy Trust 3,671,060
72,157 *,e BELLUS Health, Inc 669,479
174,134 * Celestica, Inc 1,910,892
188,620 e Corus Entertainment, Inc 297,672
147,733 e Definity Financial Corp 4,375,547
94,453 * dentalcorp Holdings Ltd 526,222
272,924 Enerplus Corp 4,731,871
311,435 *,e Enthusiast Gaming Holdings, Inc 205,741
335,981 Finning International, Inc 7,144,544
418,035 e Freehold Royalty Trust 5,201,081
10,738 Granite REIT 548,743
264,351 H&R Real Estate Investment Trust 2,175,193
21,904 e Hardwoods Distribution, Inc 402,435
1,119,065 * Headwater Exploration, Inc 5,930,671
269,587 * Interfor Corp 4,788,788
15,910 g Jamieson Wellness, Inc 389,239
367,990 * Kelt Exploration Ltd 1,590,972
247,124 Killam Apartment Real Estate Investment Trust 2,864,233
8,564 e Morguard Corp 703,991
466,342 e PrairieSky Royalty Ltd 7,243,217
63,138 Primaris REIT 650,219
35,487 Slate Grocery REIT 368,845
150,748 *,e Solaris Resources, Inc 536,667
203,415 e StorageVault Canada, Inc 933,199
619,214 e Superior Plus Corp 4,708,817
358,855 e Topaz Energy Corp 6,068,939
245,200 * Torex Gold Resources, Inc 1,670,243
116,997 e Tourmaline Oil Corp 6,592,058
571,519 TransAlta Corp 5,034,116
447,829 e TransAlta Renewables, Inc 4,809,145
11,667 * Trican Well Service Ltd 31,001
452,847 Whitecap Resources, Inc 3,510,158
685,354 Yamana Gold, Inc 3,008,344
TOTAL CANADA 98,316,823
CHILE - 0 .1%
17,148,272 Colbun S.A. 1,685,020
TOTAL CHILE 1,685,020
CHINA - 1 .2%
141,200 g AsiaInfo Technologies Ltd 168,705
2,946,000 Central China Management Co Ltd 203,064
5,336,000 China BlueChemical Ltd 1,018,531
492,000 China Shineway Pharmaceutical Group Ltd 295,673
3,287,749 China XLX Fertiliser Ltd 1,254,920
4,565,760 *,†,e China Zhongwang Holdings Ltd 5,817
8,786,000 Citic Resources Holdings Ltd 386,040
729,000 Citic Telecom International Holdings Ltd 215,460
1,830,000 Cofco International Ltd 466,355
1,360,000 CSSC Hong Kong Shipping Co Ltd 171,209
325,000
Excellence Commercial Property & Facilities
Management Group Ltd 87,847
4,220,000 *,†,e Fire Rock Holdings Ltd 225,794
2,582,000 Fu Shou Yuan International Group Ltd 1,289,921
10,258,023 Fushan International Energy Group Ltd 2,778,859
4,692,000 g Greentown Management Holdings Co Ltd 2,686,081
674,000 * Harbin Power Equipment 227,562
848,000 JH Educational Technology, Inc 120,310
288,500 JNBY Design Ltd 227,230

Portfolio of investments
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124
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
5,783,500 Shui On Land Ltd $ 530,408
956,000 Sinopec Engineering Group Co Ltd 341,851
1,670,000 Sinopec Kantons Holdings Ltd 451,000
881,000 TCL Multimedia Technology Holdings Ltd 336,597
674,000 Tianjin Port Development Holdings Ltd 40,376
372,440 * Tongdao Liepin Group 323,995
1,352,000 VST Holdings Ltd 650,074
247,400 e,g
Xiabuxiabu Catering Management China Holdings
Co Ltd 127,692
TOTAL CHINA 14,631,371
CZECH REPUBLIC - 0 .0%
670 Philip Morris CR 448,400
TOTAL CZECH REPUBLIC 448,400
DENMARK - 1 .5%
7,449 * Chemometec A.S. 702,147
3,179 D/S Norden 164,529
9,251 Dfds A.S. 280,740
51,149 * Jyske Bank 2,760,468
74,984 Matas A.S. 717,674
104,134 * NKT Holding AS 5,197,035
20,625 PER Aarsleff A.S. 576,240
5,628 Solar Holdings AS (B Shares) 424,427
92,782 Sydbank AS 2,825,244
86,685 Topdanmark AS 4,000,782
TOTAL DENMARK 17,649,286
EGYPT - 0 .3%
2,518,212 Centamin plc 2,560,000
84,128 Misr Fertilizers Production Co SAE 394,742
90,147 Telecom Egypt 68,348
TOTAL EGYPT 3,023,090
FINLAND - 0 .3%
29,468 * F-Secure Corp 83,288
189,143 Kesko Oyj (B Shares) 3,680,846
25,994 Marimekko Oyj 234,708
TOTAL FINLAND 3,998,842
FRANCE - 1 .9%
35,508 Beneteau S.A. 393,509
34,799 Carmila S.A. 486,851
2,566,205 * CGG S.A. 2,179,934
175,129 Elis S.A. 2,005,561
36,682 Eramet 2,403,095
471,165 Etablissements Maurel et Prom 2,117,792
3,999 Neopost S.A. 56,263
59,463 Nexans S.A. 5,552,570
309,516 SPIE S.A. 7,240,675
4,662 Vilmorin & Cie 206,579
TOTAL FRANCE 22,642,829
GEORGIA - 0 .0%
16,702 TBC Bank Group plc 360,858
TOTAL GEORGIA 360,858
GERMANY - 2 .2%
2,597 Amadeus Fire AG 262,107
71,404 * CureVac NV 520,276
15,049 Elmos Semiconductor AG. 687,921

Portfolio of investments
Quant International Small-Cap Equity Fund October 31, 2022
125
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
GERMANY—continued
77,499 ElringKlinger AG. $ 554,718
28,915 Gerresheimer AG. 1,656,500
215,592 Hensoldt AG. 5,065,306
4,749 Hornbach Holding AG. & Co KGaA 323,718
143,814 Hugo Boss AG. 6,623,692
266,590 K&S AG. 5,886,038
13,958 KWS Saat AG. 810,337
78,318 * PVA TePla AG. 1,312,274
9,275 Sixt AG. (Preference) 540,226
10,233 Steico SE 449,840
26,431 TAG Tegernsee Immobilien und Beteiligungs AG. 165,532
57,298 Wacker Construction Equipment AG. 903,332
TOTAL GERMANY 25,761,817
GREECE - 0 .1%
37,007 * Aegean Airlines S.A. 182,848
61,950 Holding CO ADMIE IPTO S.A. 102,603
58,212 Motor Oil Hellas Corinth Refineries S.A. 1,000,490
37,625 Sarantis S.A. 236,112
TOTAL GREECE 1,522,053
GUERNSEY, C.I. - 0 .0%
392,867 BMO Commercial Property Trust Ltd 376,201
TOTAL GUERNSEY, C.I. 376,201
HONG KONG - 1 .1%
768,600 ASM Pacific Technology 4,227,686
10,858,000 *,e Beijing Energy International Holding Co Ltd 251,751
3,552,500
China Grand Pharmaceutical and Healthcare Holdings
Ltd 1,520,096
1,768,000 Digital China Holdings Ltd 700,204
824,200 Far East Consortium 185,729
958,000 Hang Lung Group Ltd 1,242,611
968,200 HKBN Ltd 653,917
8,676,600 Hutchison Port Holdings Trust 1,417,097
189,000 IVD Medical Holding Ltd 49,359
2,414,000 e LK Technology Holdings Ltd 2,185,431
212,000 Luk Fook Holdings International Ltd 460,547
856,000 e Nissin Foods Co Ltd 686,728
TOTAL HONG KONG 13,581,156
HUNGARY - 0 .0%
367,609 Magyar Telekom 263,968
TOTAL HUNGARY 263,968
INDIA - 5 .4%
30,589 * Aditya Birla Fashion and Retail Ltd 130,846
1,186,456 * Alok Industries Ltd 222,509
17,515 Amara Raja Batteries Ltd 108,588
10,299 APL Apollo Tubes Ltd 134,503
47,717 * Apollo Tricoat Tubes Ltd 604,259
45,107 Astral Polytechnik Ltd 1,107,771
6,403 AstraZeneca Pharma India Ltd 255,231
69,053 Bajaj Electricals Ltd 975,264
7,043 Bayer CropScience Ltd 398,213
385,899 Bharat Dynamics Ltd 4,460,123
6,704 Blue Dart Express Ltd 614,757
1,167,458 Brightcom Group Ltd 466,792
85,578 BSE Ltd 610,623
35,051 Caplin Point Laboratories Ltd 306,985
735,426 Castrol India Ltd 1,104,358

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126
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
INDIA—continued
335,702 Central Depository Services India Ltd $ 4,967,955
94,476 Century Textile & Industries Ltd 979,211
83,869 CESC Ltd 77,830
168,938 Chambal Fertilizers & Chemicals Ltd 666,561
353,330 g Cochin Shipyard Ltd 2,297,545
28,438 Computer Age Management Services Ltd 876,593
398,487 Coromandel International Ltd 4,632,444
50,730 * Crompton Greaves Ltd 159,709
8,439 Cummins India Ltd 137,413
52,699 Deepak Fertilizers & Petrochemicals Corp Ltd 615,622
53,012 * Devyani International Ltd 124,157
623,803 * Dhani Services Ltd 430,802
57,104 EID Parry India Ltd 427,473
26,926 Emami Ltd 154,259
43,251 Exide Industries Ltd 86,655
135,199 Finolex Cables Ltd 851,541
9,836 GHCL Ltd 76,865
1,502 Gillette India Ltd 93,348
41,278 GlaxoSmithKline Pharmaceuticals Ltd 686,889
92,588 Glenmark Pharmaceuticals Ltd 452,653
8,297 GMM Pfaudler Ltd 185,098
36,536 Godfrey Phillips India Ltd 655,483
91,629 Great Eastern Shipping Co Ltd 616,322
11,593 Gujarat Alkalies & Chemicals Ltd 125,105
1,418 Gujarat Fluorochemicals Ltd 64,953
254,421 Gujarat Mineral Development Corp Ltd 434,550
482,248 Gujarat Narmada Valley Fertilizers Co Ltd 4,139,075
261,187 Gujarat Pipavav Port Ltd 270,880
291,899 Gujarat State Fertilisers & Chemicals Ltd 434,596
59,891 Happiest Minds Technologies Ltd 702,671
103,629 g ICICI Securities Ltd 646,548
26,835 Indian Bank 82,375
757,757 g Indian Energy Exchange Ltd 1,281,635
16,572,461 * Jaiprakash Power Ventures Ltd 1,503,082
107,701 Kaveri Seed Co Ltd 633,312
8,806 Linde India Ltd 326,928
33,599 Mahanagar Gas Ltd 349,947
52,448 Manappuram General Finance & Leasing Ltd 66,745
11,483 Mastek Ltd 234,509
5,104 * Max Financial Services Ltd 43,733
2,263 Merck Ltd 110,301
3,452 Multi Commodity Exchange of India Ltd 64,123
349,398 Nagarjuna Construction Co 315,473
1,221,041 National Aluminium Co Ltd 1,035,202
658,553 NBCC India Ltd 258,438
15,859 g Nippon Life India Asset Management Ltd 51,860
25,625 Polycab India Ltd 860,483
3,312 Polyplex Corp Ltd 67,274
4,828 Radico Khaitan Ltd 60,863
154,903 Rain Commodities Ltd 313,826
16,927 Rallis India Ltd 46,342
1,275,411 Rashtriya Chemicals & Fertilizers Ltd 1,570,431
301,579 Redington India Ltd 498,202
11,100 Relaxo Footwears Ltd 129,705
10,450,102 * Reliance Power Ltd 2,036,655
27,208 Route Mobile Ltd 431,212
6,513 Schaeffler India Ltd 216,867
3,106 SKF India Ltd 165,205
4,737 Solar Industries India Ltd 223,053
42,249 Sonata Software Ltd 267,189
185,106 * SpiceJet Ltd 89,398

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SHARES COMPANY VALUE
INDIA—continued
325,052 Sumitomo Chemical India Ltd $ 1,935,123
90,071 Tata Chemicals Ltd 1,234,063
13,440 Tata Elxsi Ltd 1,136,031
161,287 * Tata Teleservices Maharashtra Ltd 198,643
242,007 Triveni Turbine Ltd 818,767
5,774 Tube Investments of India Ltd 191,317
392,573 TVS Motor Co Ltd 5,440,560
838,073 Vakrangee Ltd 318,918
15,002 Voltas Ltd 158,954
46,562 Zensar Technologies Ltd 125,790
25,945 Zydus Wellness Ltd 551,503
TOTAL INDIA 64,015,665
INDONESIA - 1 .5%
7,367,700
Bank Pembangunan Daerah Jawa Barat Dan Banten
Tbk PT 649,464
5,499,000 Bank Pembangunan Daerah Jawa Timur Tbk PT 248,552
1,770,200 Bumitama Agri Ltd 742,854
1,492,000 First Pacific Co 395,089
1,254,100 First Resources Ltd 1,317,600
21,157,500 Golden Agri-Resources Ltd 4,338,528
24,012,337 Industri Jamu Dan Farmasi Sido Muncul Tbk PT 1,139,229
1,151,000 Matahari Department Store Tbk PT 344,503
16,608,800 * Mitra Adiperkasa Tbk PT 1,283,129
1,925,000 PT Astra Agro Lestari Tbk 1,049,198
16,636,300 PT Indika Energy Tbk 3,468,167
11,542,100
PT Perusahaan Perkebunan London Sumatra Indonesia
Tbk 836,026
2,796,800 PT Sawit Sumbermas Sarana Tbk 249,175
6,280,900 PT Tambang Batubara Bukit Asam Tbk 1,572,995
TOTAL INDONESIA 17,634,509
IRELAND - 0 .2%
44,711 Bank of Ireland Group plc 321,947
51,428 Keywords Studios plc 1,422,142
224,781 Origin Enterprises plc 833,670
TOTAL IRELAND 2,577,759
ISRAEL - 2 .9%
2,564,469 Bezeq Israeli Telecommunication Corp Ltd 4,539,713
163,422 * Cellcom Israel Ltd 818,130
22,202 Danya Cebus Ltd 529,165
17,952 * Fattal Holdings 1998 Ltd 1,823,413
153,166 First International Bank Of Israel Ltd 6,613,916
220,846 Harel Insurance Investments & Finances Ltd 2,125,858
12,999 Israel Corp Ltd 5,626,643
16,063 Ituran Location and Control Ltd 385,191
27,240 Magic Software Enterprises Ltd 423,519
18,793 Malam-Team Ltd 427,157
40,438 * OPC Energy Ltd 497,192
35,604 * OY Nofar Energy Ltd 941,157
258,399 Plus500 Ltd 5,348,790
10,410 Rami Levi Chain Stores Hashikma Marketing Ltd 721,918
546,963 Shufersal Ltd 3,733,868
375,465 * Taboola.com Ltd 660,818
TOTAL ISRAEL 35,216,448
ITALY - 1 .1%
122,888 ACEA S.p.A. 1,548,450
146,844 Banca Popolare di Sondrio SCARL 526,738
50,833 Danieli & Co S.p.A. (RSP) 698,218
1,676,359 Iride S.p.A. 2,491,206

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continued
SHARES COMPANY VALUE
ITALY—continued
6,512 Italmobiliare S.p.A $ 166,468
17,044 MARR S.p.A. 179,594
313,199 Piaggio & C S.p.A. 804,654
25,072 Reply S.p.A 2,727,170
25,875 Sesa S.p.A 2,802,172
23,293 SOL S.p.A. 419,000
183,288 Tamburi Investment Partners S.p.A. 1,288,829
TOTAL ITALY 13,652,499
JAPAN - 18 .5%
44,800 Aeon Delight Co Ltd 895,454
408,700 Amada Co Ltd 2,874,620
141,800 *,e Bengo4.com, Inc 3,021,632
13,400 * C Uyemura & Co Ltd 612,877
36,800 * Canon Electronics, Inc 388,566
59,100 *,e CellSource Co Ltd 1,743,115
16,500 Central Glass Co Ltd 389,608
67,300 Chudenko Corp 928,905
128,100 Citizen Watch Co Ltd 537,983
42,100 Coca-Cola West Japan Co Ltd 380,371
21,300 Comture Corp 346,555
12,400 Daiken Corp 166,028
101,000 Digital Arts, Inc 4,244,427
7,900 Eiken Chemical Co Ltd 97,577
397,500 Electric Power Development Co 5,528,307
293,800 Fancl Corp 5,566,082
1,057,600 Fujikura Ltd 6,262,026
70,800 Fujimi, Inc 2,955,979
92,700 e Funai Soken Holdings, Inc 1,652,408
72,000 Fuso Chemical Co Ltd 1,626,320
21,100 Fuyo General Lease Co Ltd 1,172,660
21,000 e Goldcrest Co Ltd 246,472
65,300 Hankyu Department Stores, Inc 549,527
6,200 Hanwa Co Ltd 149,940
987,200 Hitachi Zosen Corp 5,691,210
562,400 Iino Kaiun Kaisha Ltd 2,798,900
95,900 Inaba Denki Sangyo Co Ltd 1,790,147
584,600 Infomart Corp 1,891,195
119,300 Insource Co Ltd 2,408,963
1,759 ITOCHU Advance Logistics Investment Corp 1,720,181
115,300 Itochu Enex Co Ltd 793,454
364,000 Jafco Co Ltd 5,584,957
258,800 Japan Petroleum Exploration Co 6,724,376
2,900 Japan Pulp & Paper Co Ltd 89,482
319,100 JCR Pharmaceuticals Co Ltd 4,742,627
42,000 Justsystems Corp 883,368
265,100 Kandenko Co Ltd 1,490,112
21,500 Kanematsu Electronics Ltd 638,704
121,700 Kanto Denka Kogyo Co Ltd 776,316
184,300 Kawasaki Heavy Industries Ltd 3,134,463
36,600 e Kentucky Fried Chicken Japan Ltd 685,000
150,300 Kinden Corp 1,529,356
184,700 Kitz Corp 1,094,965
656,100 Kobe Steel Ltd 2,690,596
15,600 Kohnan Shoji Co Ltd 326,634
102,200 Komeri Co Ltd 1,782,976
16,700 Konoike Transport Co Ltd 175,745
18,100 Kyokuto Kaihatsu Kogyo Co Ltd 168,193
1,027,600 Kyushu Electric Power Co, Inc 5,087,721
40,100 Lintec Corp 601,644
7,100 *,e M&A Capital Partners Co Ltd 180,657

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See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
13,200 Maruzen Showa Unyu Co Ltd $ 269,385
171,500 Maxell Holdings Ltd 1,422,754
15,500 Maxvalu Tokai Co Ltd 292,253
142,040 * Medley, Inc 3,444,317
80,900 METAWATER Co Ltd 1,035,316
44,400 Milbon Co Ltd 1,830,778
97,500 Mimasu Semiconductor Industry Co Ltd 1,507,763
342,900 Miraito Holdings Corp 3,295,143
807,000 * Mitsubishi Motors Corp 2,718,569
33,200 Mitsubishi Research Institute, Inc 1,159,590
36,700 Mitsui Sugar Co Ltd 468,856
57,900 Mitsui-Soko Co Ltd 1,206,998
88,600 Mizuno Corp 1,516,824
13,100 Morita Holdings Corp 112,346
91,200 MOS Food Services, Inc 1,934,791
45,600 Nakanishi, Inc 832,019
8,600 Nichiden Corp 101,665
53,800 Nichiha Corp 1,018,784
103,000 Nihon Kohden Corp 2,306,389
59,100 Nihon Unisys Ltd 1,276,641
66,900 Nippon Ceramic Co Ltd 1,162,385
173,400 Nippon System Development Co Ltd 2,963,156
47,300 Nishi-Nippon Financial Holdings, Inc 241,240
115,300 Nissan Shatai Co Ltd 663,870
138,300 Nissin Electric Co Ltd 1,283,713
10,350 Nitto Kogyo Corp 171,295
143,600 NOF Corp 4,939,328
315,300 Nomura Co Ltd 2,303,072
41,100 Noritsu Koki Co Ltd 739,898
15,700 OBIC Business Consultants Ltd 451,296
4,700 Okamoto Industries, Inc 117,216
101,600 Pacific Metals Co Ltd 1,254,831
302,600 PHC Holdings Corp 3,141,065
474,000 Pola Orbis Holdings, Inc 5,235,405
97,300 Prima Meat Packers Ltd 1,287,584
177,300 Riso Kyoiku Co Ltd 366,803
541,900 Ryohin Keikaku Co Ltd 5,099,292
144,000 Sakata Seed Corp 4,746,209
210,100 Sankyo Co Ltd 6,937,890
241,700 Seria Co Ltd 3,948,538
7,800 Shibuya Kogyo Co Ltd 134,618
304,300 Shikoku Electric Power Co, Inc 1,463,941
56,100 Shinko Plantech Co Ltd 469,889
181,240 Shinwa Kaiun Kaisha Ltd 4,510,747
89,000 e Shizuoka Gas Co Ltd 651,920
80,000 Shoei Co Ltd 2,950,274
994,600 Sky Perfect Jsat Corp 3,483,617
39,100 Star Micronics Co Ltd 447,892
69,500 Sumitomo Bakelite Co Ltd 1,881,106
661,500 Sumitomo Dainippon Pharma Co Ltd 4,607,950
32,500 Sun Frontier Fudousan Co Ltd 250,932
231,500 Suzuken Co Ltd 5,154,055
11,400 Taihei Dengyo Kaisha Ltd 251,631
291,300 Takara Bio, Inc 3,408,088
49,000 Takasago Thermal Engineering Co Ltd 596,088
211,200 Takeuchi Manufacturing Co Ltd 4,259,265
80,200 Takiron Co Ltd 277,109
85,000 Tamron Co Ltd 1,888,163
51,200 TKC 1,306,978
55,500 Tokyo Seimitsu Co Ltd 1,669,139
246,800 Tokyo Steel Manufacturing Co Ltd 2,118,953

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See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
44,500 Torii Pharmaceutical Co Ltd $ 902,985
200,800 UBE Industries Ltd 2,589,877
20,900 *,e Universal Entertainment Corp 281,996
86,900 Yellow Hat Ltd 1,041,879
13,700 Yokogawa Bridge Holdings Corp 182,068
190,100 Yonex Co Ltd 1,761,099
TOTAL JAPAN 221,166,907
KOREA, REPUBLIC OF - 3 .4%
72,283 Daewoong Co Ltd 1,045,924
67,057 Daishin Securities Co Ltd 656,109
29,500 Daishin Securities Co Ltd PF 273,071
6,706 Dong-A Pharmaceutical Co Ltd 479,530
2,574 Dong-A ST Co Ltd 98,387
162,464 Dongwon Development Co Ltd 405,490
19,358 Golfzon co Ltd 1,564,040
1,641,472 Hanwha Life Insurance Co Ltd 2,513,044
217,289 Hyundai Marine & Fire Insurance Co Ltd 5,074,378
20,348 Ilyang Pharmaceutical Co Ltd 253,634
5,805 Innocean Worldwide, Inc 163,508
236,686 JB Financial Group Co Ltd 1,191,840
92,125 Koh Young Technology, Inc 770,613
1,581,018 * Korea Line Corp 2,181,617
14,152 Korea United Pharm Inc 235,914
73,845 LIG Nex1 Co Ltd 5,264,709
40,240 Lotte Rental Co Ltd 834,907
84,915 LS Cable Ltd 3,956,575
1,041 Miwon Commercial Co Ltd 123,931
37,943 * NH Special Purpose Acquisition 11 Co Ltd 140,901
4,238 Nong Shim Co Ltd 897,700
180,061 * SAM KANG M&T Co Ltd 2,553,591
120,867 Samsung Techwin Co Ltd 5,628,953
6,099 Shinyoung Securities Co Ltd 236,643
590,642 SK Networks Co Ltd 1,668,253
4,771 TES Co Ltd 53,111
36,665 Tokai Carbon Korea Co Ltd 2,605,503
TOTAL KOREA, REPUBLIC OF 40,871,876
KUWAIT - 0 .2%
285,633 Al Ahli Bank of Kuwait KSCP 305,245
2,451,242 Burgan Bank SAK 1,724,730
5,662 Humansoft Holding Co KSC 61,460
TOTAL KUWAIT 2,091,435
MALAYSIA - 0 .8%
192,500 Astro Malaysia Holdings BHD 27,483
818,200 Berjaya Auto BHD 342,374
315,800 Bursa Malaysia BHD 430,835
104,400 Carlsberg Brewery-Malay BHD 491,848
4,158,400 Frontken Corp BHD 2,164,351
130,000 Genting Plantations BHD 168,274
217,000 Guinness Anchor BHD 1,058,791
2,393,700 IGB Real Estate Investment Trust 794,790
589,809 g Lotte Chemical Titan Holding BHD 163,570
3,347,500 Malakoff Corp BHD 436,250
669,500 Sunway Real Estate Investment 198,427
1,558,000 Time dotCom BHD 1,499,344
5,318,400 TSH Resources BHD 1,192,046
56,300 United Plantations BHD 169,712

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continued
SHARES COMPANY VALUE
MALAYSIA—continued
5,658,700 * YTL Corp BHD $ 676,213
TOTAL MALAYSIA 9,814,308
MALTA - 0 .1%
88,713 Kindred Group plc 769,570
TOTAL MALTA 769,570
MEXICO - 0 .8%
1,836,800 g Banco del Bajio S.A. 5,180,456
1,053,400 Bolsa Mexicana de Valores S.A. de C.V. 1,918,269
45,200 Concentradora Fibra Danhos S.A. de C.V. 55,893
200,700 e Grupo Comercial Chedraui S.a. DE C.V. 808,959
658,000 g Macquarie Mexico Real Estate Management SA de CV 875,097
41,900 Regional SAB de C.V. 292,812
TOTAL MEXICO 9,131,486
NETHERLANDS - 1 .8%
161,893 Aalberts Industries NV 5,616,338
76,782 AMG Advanced Metallurgical Group NV 2,398,892
9,605 Brunel International NV 88,475
572,001 * Fugro NV 7,429,817
161,019 OCI NV 6,158,636
TOTAL NETHERLANDS 21,692,158
NEW ZEALAND - 0 .5%
394,876 Contact Energy Ltd 1,732,086
1,233,579 Fletcher Building Ltd 3,683,382
TOTAL NEW ZEALAND 5,415,468
NORWAY - 1 .5%
83,466 Atea ASA 928,768
28,014 *,e,g Crayon Group Holding ASA 232,253
1,889,217 DNO International ASA 2,457,367
152,821 Kongsberg Gruppen ASA 5,480,223
289,386 * Odfjell Drilling Ltd 756,262
18,420 Protector Forsikring ASA 219,313
17,213 Sparebank Oestlandet 186,102
120,469 Sparebanken Nord-Norge 999,606
390,151 TGS Nopec Geophysical Co ASA 5,311,838
467,277 * Vaccibody AS. 1,122,442
TOTAL NORWAY 17,694,174
PHILIPPINES - 0 .4%
8,379,840 DMCI Holdings, Inc 1,381,357
485,000 Filinvest REIT Corp 47,705
1,197,600 RL Commercial REIT, Inc 104,504
4,602,500 Semirara Mining & Power Corp 2,798,194
TOTAL PHILIPPINES 4,331,760
POLAND - 0 .3%
96,206 Asseco Poland S.A. 1,384,207
48,814 * Ciech S.A. 342,025
617,169 * Enea S.A. 673,623
133,625 * Grupa Azoty S.A. 915,511
TOTAL POLAND 3,315,366
PORTUGAL - 0 .5%
59,232 Corticeira Amorim SGPS S.A. 572,482
581,774 * Greenvolt-Energias Renovaveis S.A. 4,468,809

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See notes to financial statements
continued
SHARES COMPANY VALUE
PORTUGAL—continued
23,290 Semapa-Sociedade de Investimento e Gestao $ 296,255
TOTAL PORTUGAL 5,337,546
RUSSIA - 0 .0%
81,310 *,† Sistema PJSFC (GDR) 813
TOTAL RUSSIA 813
SAUDI ARABIA - 1 .1%
149,185 Abdullah Al Othaim Markets Co 4,506,834
149,683 * Co for Cooperative Insurance 3,373,338
229,110 * Saudi Airlines Catering Co 4,718,012
TOTAL SAUDI ARABIA 12,598,184
SINGAPORE - 1 .0%
115,052 g BW LPG Ltd 930,855
385,500 Far East Hospitality Trust 156,496
115,000 Haw Par Corp Ltd 767,740
7,948,700 NetLink NBN Trust 4,801,383
53,800 e Overseas Union Enterprise Ltd 47,887
1,262,900 Raffles Medical Group Ltd 1,186,569
1,452,100 Sasseur Real Estate Investment Trust 728,592
1,786,100 Sheng Siong Group Ltd 1,969,936
108,200 * SIA Engineering Co Ltd 165,181
881,900 StarHub Ltd 666,712
TOTAL SINGAPORE 11,421,351
SOUTH AFRICA - 1 .1%
148,093 Astral Foods Ltd 1,419,435
1,113,465 Coronation Fund Managers Ltd 1,987,677
822,160 Omnia Holdings Ltd 3,223,069
1,639,104 Pick'n Pay Stores Ltd 5,268,333
377,961 PSG Konsult Ltd 225,722
512,429 e Super Group Ltd 725,315
TOTAL SOUTH AFRICA 12,849,551
SPAIN - 1 .4%
132,308 Applus Services S.A. 781,284
43,770 Cia de Distribucion Integral Logista Holdings SAU 905,228
18,867 Corp Financiera Alba 839,039
240,396 Ence Energia y Celulosa S.A. 823,322
518,386 Faes Farma S.A. (Sigma) 1,956,640
469,148 g Gestamp Automocion S.A. 1,652,006
20,956 Grupo Catalana Occidente S.A. 569,147
49,536 Pharma Mar S.A. 2,968,098
383,217 Prosegur Cia de Seguridad S.A. 713,643
2,567,076 g Unicaja Banco S.A. 2,275,684
60,942 Viscofan S.A. 3,628,913
TOTAL SPAIN 17,113,004
SWEDEN - 3 .6%
197,023 g AcadeMedia AB 843,324
293,464 AddTech AB 3,546,021
182,690 AF AB 2,453,305
49,018 g Ambea AB 173,387
398,501 Arjo AB 1,589,614
55,263 Beijer Alma AB 772,660
323,867 Billerud AB 4,181,025
50,364 Bufab AB 951,871
128,500 Bure Equity AB 2,479,798
18,597 * Camurus AB 431,479
761,317 Corem Property Group AB 473,919

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continued
SHARES COMPANY VALUE
SWEDEN—continued
20,340 Creades AB $ 136,536
59,681 Dios Fastigheter AB 391,911
121,415 Fagerhult AB 483,848
449,819 *,e Humble Group AB 343,029
33,340 Investment AB Oresund 346,057
142,929 Inwido AB 1,283,934
70,825 Mekonomen AB 669,285
97,936 e MIPS AB 3,167,458
285,656 g Munters Group AB 2,228,644
190,668 NCC AB (B Shares) 1,588,731
12,894 Nyfosa AB 77,056
181,120 * OX2 AB 1,249,640
19,026 Saab AB (Class B) 672,265
2,841 * Sdiptech AB 54,780
73,629 Sectra AB 976,090
113,542 Ssab Svenskt Stal AB (Series A) 546,145
1,158,221 Ssab Svenskt Stal AB (Series B) 5,381,582
2,349,497 * Stillfront Group AB 4,572,948
49,644 Synsam AB 222,891
11,609 Vitrolife AB 187,623
113,499 Wihlborgs Fastigheter AB 743,557
15,546 * Xvivo Perfusion AB 223,549
TOTAL SWEDEN 43,443,962
SWITZERLAND - 2 .2%
3,555,822 * Aryzta AG. 3,645,070
3,126 Belimo Holding AG. 1,273,243
39,960 BKW S.A. 4,661,842
7,348 Bucher Industries AG. 2,477,492
77,963 DKSH Holding AG. 5,624,295
8,336 Helvetia Holding AG. 827,784
692 LEM Holding S.A. 1,152,700
583,916 OC Oerlikon Corp AG. 3,771,586
8,719 Orior AG. 607,805
8,037 *,g Sensirion Holding AG. 731,224
9,260 Swissquote Group Holding S.A. 1,096,857
826 Vetropack Holding AG. 26,411
2,093 * V-ZUG Holding AG. 151,047
920 Zehnder Group AG. 49,545
TOTAL SWITZERLAND 26,096,901
TAIWAN - 4 .4%
1,155,000 Asia Vital Components Co Ltd 3,642,266
1,403,000 Chang Wah Technology Co Ltd 1,259,731
1,588,000 China Bills Finance Corp 699,694
18,000 ECOVE Environment Corp 135,966
5,308,000 Evergreen International Storage & Transport Corp 4,263,984
846,000 Faraday Technology Corp 3,704,961
517,000 Feng Hsin Iron & Steel Co 901,591
120,000 Formosa Advanced Technologies Co Ltd 139,901
351,000 Global Unichip Corp 5,279,999
249,000 Hannstar Board Corp 221,514
284,000 International Games System Co Ltd 3,092,052
15,000 King Slide Works Co Ltd 194,632
594,000 Lung Yen Life Service Corp 650,192
23,000 * Medigen Vaccine Biologics Corp 45,885
1,669,034 * Mercuries Life Insurance Co Lt 283,525
3,195,000 Sesoda Corp 3,972,240
521,000 Shin Zu Shing Co Ltd 1,257,428
401,000 Shinkong Insurance Co Ltd 547,881
470,000 Simplo Technology Co Ltd 3,734,517

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See notes to financial statements
continued
SHARES COMPANY VALUE
TAIWAN—continued
128,000 Sinbon Electronics Co Ltd $ 993,996
5,978,000 Sincere Navigation 3,263,192
68,000 Systex Corp 139,590
2,626,000 Taiwan Fertilizer Co Ltd 4,257,536
800,000 Taiwan Glass Industrial Corp 505,311
365,000 Taiwan Secom Co Ltd 1,045,688
344,000 Tong Hsing Electronic Industries Ltd 1,839,232
260,000 Topco Scientific Co Ltd 1,203,151
15,000 Ttet Union Corp 67,453
577,000 TTY Biopharm Co Ltd 1,340,257
90,000 VIA Labs, Inc 471,304
2,382,000 Wisdom Marine Lines Co Ltd 3,852,520
83,000 YungShin Global Holding Corp 100,131
TOTAL TAIWAN 53,107,320
THAILAND - 1 .0%
170,200 * Bangkok Aviation Fuel Services PCL 138,528
1,570,700 Bangkok Life Assurance PCL 1,351,561
1,189,300 Mega Lifesciences PCL 1,382,725
120,540 Regional Container Lines PCL 84,073
5,160,000 Sino Thai Engineering & Construction PCL 1,590,403
475,500 SPCG PCL 171,415
2,583,400 Supalai PCL 1,405,055
14,057,100 Thoresen Thai Agencies PCL 2,779,915
1,016,800 Tisco Bank PCL 2,566,406
895,000 TPI Polene Power PCL 79,022
TOTAL THAILAND 11,549,103
TURKEY - 0 .4%
507,894 * Migros Ticaret AS 3,301,512
1,429,385 Sok Marketler Ticaret AS. 1,815,842
TOTAL TURKEY 5,117,354
UNITED ARAB EMIRATES - 0 .3%
206,421 * Borr Drilling Ltd 1,000,208
8,870,787 Dana Gas PJSC 2,270,968
TOTAL UNITED ARAB EMIRATES 3,271,176
UNITED KINGDOM - 9 .5%
85,400 Advanced Medical Solutions Group plc 267,367
68,857 AG. Barr plc 354,834
98,645 AJ Bell plc 366,902
264,363 Alliance Pharma plc 188,026
275,649 *,g Aston Martin Lagonda Global Holdings plc 333,113
292,946 Big Yellow Group plc 3,769,500
622,812 Britvic plc 5,196,100
327,294 Bytes Technology Group plc 1,348,223
1,582,838 Capital & Counties Properties 1,944,077
759,088 Chemring Group plc 2,631,481
21,685 Clarkson plc 686,357
25,619 Computacenter plc 531,559
108,672 Derwent London plc 2,689,555
210,620 Diploma plc 5,990,636
1,707,688 DS Smith plc 5,695,004
1,407,436 * easyJet plc 5,603,966
21,433 Fevertree Drinks plc 234,298
371,021 GB Group plc 1,619,616
651,341 Grafton Group plc 5,156,831
854,765 Halfords Group plc 1,728,170
922,713 Howden Joinery Group plc 5,435,328
419,523 Hunting plc 1,286,966

Portfolio of investments
Quant International Small-Cap Equity Fund October 31, 2022
135
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
UNITED KINGDOM—continued
508,741 IG Group Holdings plc $ 4,640,357
680,241 Inchcape plc 5,803,068
1,065,496 Just Retirement Group plc 707,738
60,466 Kainos Group plc 858,539
11,001 Keller Group plc 79,228
81,926 Liontrust Asset Management plc 802,356
885,230 LXI REIT plc 1,235,782
89,978 *,e Marlowe plc 825,494
227,774 Morgan Crucible Co plc 642,579
65,007 Morgan Sindall plc 1,147,053
1,474,391 * National Express Group plc 2,858,121
72,135 Numis Corp plc 149,897
389,380 Polypipe Group plc 1,137,937
213,794 PZ Cussons plc 490,212
1,264,776 QinetiQ plc 5,213,235
816,197 Redrow plc 3,927,555
1,645,262 Rotork plc 4,822,390
495,324 Safestore Holdings plc 5,131,745
382,112 Senior plc 569,668
40,158 Softcat plc 515,968
174,186 Spectris plc 6,037,108
1,350,837 Spirent Communications plc 4,009,818
1,626,288 Tritax Big Box REIT plc 2,614,978
49,577 Vesuvius plc 192,852
1,662,507 Virgin Money UK plc 2,591,151
448,776 e Volex plc 1,273,774
912,859 Wickes Group plc 1,327,426
61,709 YouGov plc 631,641
TOTAL UNITED KINGDOM 113,295,579
UNITED STATES - 6 .5%
41,709 * Inmode Ltd 1,431,453
450,381 iShares Core MSCI Emerging Markets ETF 19,073,635
179,502 e iShares MSCI Canada Index Fund 5,928,951
966,203 e iShares MSCI EAFE Small-Cap ETF 49,218,381
136,366 * MDA Ltd 669,643
45,000 Parade Technologies Ltd 847,440
25,942 * Taro Pharmaceutical Industries Ltd 776,444
TOTAL UNITED STATES 77,945,947
TOTAL COMMON STOCKS 1,188,978,489
(Cost $1,362,680,654)
SHORT-TERM INVESTMENTS - 6.3%
RATE
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 6 .3%
$ 75,121,549 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120% 75,121,549
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 75,121,549
TOTAL SHORT-TERM INVESTMENTS 75,121,549
(Cost $75,121,549)
TOTAL INVESTMENTS - 105.8% 1,264,100,038
(Cost $1,437,802,203)
OTHER ASSETS & LIABILITIES, NET - (5.8)% (68,928,465)
NET ASSETS - 100.0% $ 1,195,171,573

Portfolio of investments
Quant International Small-Cap Equity Fund October 31, 2022
136
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
concluded
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $95,189,162.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

Portfolio of investments
Social Choice International Equity Fund October 31, 2022
137
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.3%
AUSTRALIA - 5 .9%
74,309 APA Group $ 500,277
10,912 Aurizon Holdings Ltd 25,287
456,951 Australia & New Zealand Banking Group Ltd 7,486,566
8,834 Australian Stock Exchange Ltd 382,764
135,330 BlueScope Steel Ltd 1,362,770
40,091 Brambles Ltd 300,151
8,415 Cochlear Ltd 1,074,962
143,000 Coles Group Ltd 1,495,159
200,026 Commonwealth Bank of Australia 13,411,092
9,158 e Evolution Mining Ltd 12,149
325,298 Fortescue Metals Group Ltd 3,064,633
134,218 Goodman Group 1,460,386
17,118 e IDP Education Ltd 322,962
71,463 Insurance Australia Group Ltd 224,318
125,987 Lend Lease Corp Ltd 700,583
34,403 Macquarie Group Ltd 3,732,134
84,718 Mineral Resources Ltd 3,971,730
225,239 Newcrest Mining Ltd 2,494,584
98,399 Northern Star Resources Ltd 549,174
13,401 Orica Ltd 119,205
500,029 Origin Energy Ltd 1,786,392
83,107 QBE Insurance Group Ltd 651,140
34,083 Ramsay Health Care Ltd 1,278,424
14,047 e REA Group Ltd 1,088,725
72,273 Seek Ltd 994,900
599,266 Transurban Group 5,083,541
186,464 Vicinity Centres 232,458
97,982 Wesfarmers Ltd 2,843,342
77,370 Wisetech Global Ltd 2,861,374
157,774 Woodside Energy Group Ltd 3,647,490
185,763 Woolworths Ltd 3,922,902
TOTAL AUSTRALIA 67,081,574
AUSTRIA - 0 .7%
133,054 Erste Bank der Oesterreichischen Sparkassen AG. 3,279,107
102,928 Mondi plc 1,726,974
77,589 OMV AG. 3,572,456
TOTAL AUSTRIA 8,578,537
BELGIUM - 1 .3%
13,111 Dieteren S.A. 2,182,038
87,998 KBC Groep NV 4,410,084
14,733 Solvay S.A. 1,329,518
45,627 UCB S.A. 3,438,806
91,229 Umicore S.A. 3,007,447
TOTAL BELGIUM 14,367,893
CHILE - 0 .2%
207,756 Antofagasta plc 2,799,597
TOTAL CHILE 2,799,597
CHINA - 1 .0%
1,272,017 BOC Hong Kong Holdings Ltd 3,952,546
115,791 Prosus NV 5,006,996
852,500 Wilmar International Ltd 2,335,468
TOTAL CHINA 11,295,010
DENMARK - 2 .7%
6,894 Chr Hansen Holding A/S 382,900

Portfolio of investments
Social Choice International Equity Fund October 31, 2022
138
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
DENMARK—continued
15,833 Coloplast AS $ 1,764,907
45,400 * Demant A.S. 1,239,749
9,484 * Genmab AS 3,653,309
175,526 Novo Nordisk AS 19,085,161
15,481 Novozymes AS 812,606
17,137 g Orsted AS 1,413,901
8,777 Pandora AS 461,701
89,641 Vestas Wind Systems A.S. 1,767,153
TOTAL DENMARK 30,581,387
FINLAND - 1 .1%
9,843 Elisa Oyj (Series A) 475,676
108,684 Neste Oil Oyj 4,763,452
1,157,902 Nokia Oyj 5,145,616
12,657 Orion Oyj (Class B) 582,452
37,810 Stora Enso Oyj (R Shares) 492,997
43,096 UPM-Kymmene Oyj 1,448,777
TOTAL FINLAND 12,908,970
FRANCE - 9 .9%
89,671 * Accor S.A. 2,148,647
296,425 AXA S.A. 7,320,179
21,408 BioMerieux 1,894,148
87,352 Bouygues S.A. 2,492,253
110,805 Bureau Veritas S.A. 2,741,345
33,232 Cap Gemini S.A. 5,446,416
189,165 Cie Generale des Etablissements Michelin S.C.A 4,820,690
123,766 Danone 6,151,107
43,886 Eiffage S.A. 3,968,250
45,882 Essilor International S.A. 7,255,236
22,956 Eurazeo 1,309,994
18,200 Fonciere Des Regions 974,456
7,636 Gecina S.A. 680,780
5,264 Hermes International 6,813,643
13,630 Kering 6,242,007
113,347 Klepierre 2,278,077
32,458 Legrand S.A. 2,473,449
31,083 L'Oreal S.A. 9,760,192
515,401 Orange S. A. 4,910,695
76,909 Publicis Groupe S.A. 4,307,240
5,764 SEB S.A. 375,245
213,649 Societe Generale 4,900,471
5,608 Teleperformance 1,502,551
279,301 Total S.A. 15,236,805
31,305 * Unibail-Rodamco-Westfield 1,481,271
30,833 * Unibail-Rodamco-Westfield 1,457,154
108,628 Valeo S.A. 1,789,426
215,899 Vivendi Universal S.A. 1,767,128
14,026 Wendel 1,098,262
TOTAL FRANCE 113,597,117
GERMANY - 7 .7%
24,317 Adidas-Salomon AG. 2,373,705
43,876 Allianz AG. 7,893,487
123,285 BASF SE 5,531,877
75,705 Bayerische Motoren Werke AG. 5,942,227
41,358 Beiersdorf AG. 3,970,169
9,703 Brenntag AG. 588,742
19,676 Carl Zeiss Meditec AG. 2,381,645
126,848 Daimler AG. (Registered) 7,342,159
32,851 Deutsche Boerse AG. 5,342,218

Portfolio of investments
Social Choice International Equity Fund October 31, 2022
139
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
GERMANY—continued
37,149 HeidelbergCement AG. $ 1,708,363
14,717 * HelloFresh SE 294,181
52,206 Henkel KGaA 3,064,758
47,964 Henkel KGaA (Preference) 3,021,662
30,073 Merck KGaA 4,900,846
23,367 MTU Aero Engines Holding AG. 4,181,715
18,228 Muenchener Rueckver AG. 4,811,750
9,891 Puma AG. Rudolf Dassler Sport 437,289
124,993 SAP AG. 12,030,921
89,699 Siemens AG. 9,795,934
16,248 Symrise AG. 1,658,474
538,456 Telefonica Deutschland Holding AG. 1,173,241
TOTAL GERMANY 88,445,363
HONG KONG - 2 .4%
1,159,400 AIA Group Ltd 8,782,212
366,500 CLP Holdings Ltd 2,459,875
276,781 Hang Seng Bank Ltd 3,896,462
79,000 HKT Trust and HKT Ltd 89,344
115,638 Hong Kong Exchanges and Clearing Ltd 3,069,449
429,230 Link REIT 2,537,012
800,731 MTR Corp 3,523,368
262,468 Swire Pacific Ltd (Class A) 1,741,084
598,200 Swire Properties Ltd 1,149,689
TOTAL HONG KONG 27,248,495
IRELAND - 1 .0%
161,306 CRH plc 5,809,891
50,414 Kerry Group plc (Class A) 4,378,700
25,708 Smurfit Kappa Group plc 851,010
TOTAL IRELAND 11,039,601
ISRAEL - 0 .4%
460,463 Bank Hapoalim Ltd 4,438,520
TOTAL ISRAEL 4,438,520
ITALY - 1 .9%
65,306 Amplifon S.p.A. 1,622,459
318,670 Assicurazioni Generali S.p.A. 4,782,312
106,174 Coca-Cola HBC AG. 2,319,191
1,470,778 Enel S.p.A. 6,570,476
3,259,185 Intesa Sanpaolo S.p.A. 6,213,726
TOTAL ITALY 21,508,164
JAPAN - 22 .1%
58,500 Aeon Co Ltd 1,091,059
155,900 Ajinomoto Co, Inc 4,287,750
50,714 * All Nippon Airways Co Ltd 985,815
137,300 Asahi Kasei Corp 880,356
228,100 Astellas Pharma, Inc 3,147,365
6,400 Azbil Corp 173,924
178,965 Chugai Pharmaceutical Co Ltd 4,146,951
9,127 Dai Nippon Printing Co Ltd 182,820
9,400 Daifuku Co Ltd 430,284
261,000 Daiichi Sankyo Co Ltd 8,354,808
25,075 Daikin Industries Ltd 3,755,914
93,649 Daiwa House Industry Co Ltd 1,886,778
84,532 East Japan Railway Co 4,504,318
54,348 Eisai Co Ltd 3,277,355
1,055,200 ENEOS Holdings, Inc 3,480,741
17,700 * Fanuc Ltd 2,316,074

Portfolio of investments
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140
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
5,300 Fast Retailing Co Ltd $ 2,952,848
72,300 Fujifilm Holdings Corp 3,307,716
43,372 Fujitsu Ltd 4,990,319
95,816 Hankyu Hanshin Holdings, Inc 2,845,806
21,900 * Hitachi Construction Machinery Co Ltd 428,452
70,141 Hulic Co Ltd 509,528
51,300 Ibiden Co Ltd 1,729,187
375,950 Inpex Holdings, Inc 3,794,236
178,500 JFE Holdings, Inc 1,635,259
44,200 JSR Corp 839,845
77,100 Kao Corp 2,879,834
252,596 KDDI Corp 7,465,972
3,600 Keio Corp 126,218
22,700 Keisei Electric Railway Co Ltd 602,505
25,446 Keyence Corp 9,594,797
70,700 Kikkoman Corp 3,831,236
46,365 Kintetsu Corp 1,566,900
104,100 Komatsu Ltd 2,039,339
109,572 Kubota Corp 1,528,485
8,600 Kurita Water Industries Ltd 314,803
48,200 Kyowa Hakko Kogyo Co Ltd 1,135,191
34,500 LIXIL Group Corp 521,132
497,600 Marubeni Corp 4,355,947
20,100 MEIJI Holdings Co Ltd 827,097
154,279 Mitsubishi Chemical Holdings Corp 696,932
227,079 Mitsubishi Corp 6,151,315
214,126 Mitsubishi Estate Co Ltd 2,692,697
7,000 Mitsui Chemicals, Inc 129,563
236,000 Mitsui Fudosan Co Ltd 4,519,014
44,200 MS&AD Insurance Group Holdings Inc 1,170,469
60,500 Murata Manufacturing Co Ltd 2,864,035
59,201 NEC Corp 1,959,606
5,600 NGK Insulators Ltd 65,330
151,040 Nintendo Co Ltd 6,132,087
18,500 Nippon Express Holdings, Inc 929,586
172,000 Nippon Paint Co Ltd 1,096,160
275,754 Nippon Steel Corp 3,782,937
147,000 e Nippon Yusen Kabushiki Kaisha 2,662,825
32,913 Nissin Food Products Co Ltd 2,130,421
27,900 Nitto Denko Corp 1,469,932
715,700 * Nomura Holdings, Inc 2,315,975
21,100 Nomura Real Estate Holdings, Inc 476,940
111,200 Nomura Research Institute Ltd 2,460,878
48,485 Obayashi Corp 311,209
44,521 Odakyu Electric Railway Co Ltd 529,263
14,600 Omron Corp 680,920
71,200 Ono Pharmaceutical Co Ltd 1,675,589
38,782 Oriental Land Co Ltd 5,193,981
241,600 ORIX Corp 3,548,546
92,900 Osaka Gas Co Ltd 1,375,635
20,800 Otsuka Corp 655,036
386,006 Panasonic Corp 2,749,371
125,129 Recruit Holdings Co Ltd 3,850,365
635,100 Resona Holdings, Inc 2,393,661
6,224 Sekisui Chemical Co Ltd 77,726
17,563 Sekisui House Ltd 291,595
74,200 SG Holdings Co Ltd 983,231
29,300 Shimadzu Corp 771,846
18,468 Shimizu Corp 92,155
42,500 Shin-Etsu Chemical Co Ltd 4,417,022
61,300 Shionogi & Co Ltd 2,846,603

Portfolio of investments
Social Choice International Equity Fund October 31, 2022
141
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
85,000 Shiseido Co Ltd $ 2,935,662
419,800 Softbank Corp 4,141,070
25,600 Sompo Holdings, Inc 1,067,323
152,615 Sony Corp 10,291,537
75,400 Sumisho Computer Systems Corp 1,112,411
470,700 Sumitomo Chemical Co Ltd 1,584,968
122,671 Sumitomo Metal Mining Co Ltd 3,438,570
141,000 Sumitomo Mitsui Trust Holdings, Inc 4,056,431
73,300 Suntory Beverage & Food Ltd 2,452,375
32,100 Sysmex Corp 1,727,746
78,900 TDK Corp 2,464,706
79,300 Terumo Corp 2,406,676
23,900 Tokyo Electron Ltd 6,288,005
38,100 Tokyo Gas Co Ltd 680,904
30,400 Tokyu Corp 350,527
150,400 Toray Industries, Inc 730,545
5,724 Toto Ltd 163,264
1,168,275 * Toyota Motor Corp 16,209,347
94,900 Uni-Charm Corp 2,884,146
28,800 West Japan Railway Co 1,141,821
12,270 Yamaha Corp 463,245
156,800 Yamaha Motor Co Ltd 3,236,752
16,486 Yaskawa Electric Corp 456,486
34,098 Yokogawa Electric Corp 570,156
1,289,600 Z Holdings Corp 3,328,145
TOTAL JAPAN 253,058,238
KOREA, REPUBLIC OF - 0 .2%
67,008 *,g Delivery Hero AG. 2,205,159
TOTAL KOREA, REPUBLIC OF 2,205,159
NETHERLANDS - 3 .4%
923,937 Aegon NV 4,277,050
13,763 Akzo Nobel NV 849,665
42,357 ASML Holding NV 19,869,101
17,823 DSM NV 2,096,525
138,530 Koninklijke Ahold Delhaize NV 3,863,362
392,350 Koninklijke KPN NV 1,097,444
81,907 NN Group NV 3,468,142
15,278 Randstad Holdings NV 761,443
20,742 Wolters Kluwer NV 2,204,014
TOTAL NETHERLANDS 38,486,746
NEW ZEALAND - 0 .4%
167,333 * Auckland International Airport Ltd 748,049
147,799 Mercury NZ Ltd 499,751
176,761 Meridian Energy Ltd 501,046
48,013 Telecom Corp of New Zealand Ltd 142,923
52,549 * Xero Ltd 2,609,514
TOTAL NEW ZEALAND 4,501,283
NORWAY - 1 .4%
33,006 e Aker BP ASA 1,048,480
179,494 Equinor ASA 6,539,634
118,241 Mowi ASA 1,764,839
599,235 Norsk Hydro ASA 3,802,937
301,625 Orkla ASA 2,034,508
77,234 Telenor ASA 701,892
TOTAL NORWAY 15,892,290

Portfolio of investments
Social Choice International Equity Fund October 31, 2022
142
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
PORTUGAL - 0 .3%
276,523 Energias de Portugal S.A. $ 1,208,216
264,084 Galp Energia SGPS S.A. 2,681,270
TOTAL PORTUGAL 3,889,486
SINGAPORE - 1 .8%
604,508 Capitaland Investment Ltd 1,285,574
145,168 CapitaMall Trust 192,660
49,700 City Developments Ltd 267,963
296,591 DBS Group Holdings Ltd 7,170,474
242,404 * Grab Holdings Ltd 630,250
389,500 Keppel Corp Ltd 1,917,126
381,800 Oversea-Chinese Banking Corp 3,277,403
567,195 *,e Singapore Airlines Ltd 2,103,900
36,200 Singapore Exchange Ltd 215,268
688,000 Singapore Technologies Engineering Ltd 1,603,958
937,425 Singapore Telecommunications Ltd 1,650,566
40,800 UOL Group Ltd 178,206
TOTAL SINGAPORE 20,493,348
SPAIN - 2 .3%
1,206,913 Banco Bilbao Vizcaya Argentaria S.A. 6,226,208
862,093 Iberdrola S.A. 8,766,859
173,323 e Industria De Diseno Textil S.A. 3,934,120
76,625 Naturgy Energy Group S.A. 1,966,391
18,137 Red Electrica Corp S.A. 293,379
378,065 Repsol YPF S.A. 5,143,372
TOTAL SPAIN 26,330,329
SWEDEN - 3 .0%
236,633 Assa Abloy AB 4,778,110
342,813 Atlas Copco AB 3,658,928
456,274 Atlas Copco AB 4,412,698
122,697 Boliden AB 3,568,139
10,733 e Electrolux AB 132,415
153,811 Essity AB 3,249,773
96,857 e Hennes & Mauritz AB (B Shares) 975,559
16,030 Holmen AB 581,735
30,581 Husqvarna AB (B Shares) 181,564
129,308 Sandvik AB 2,020,663
83,068 Skanska AB (B Shares) 1,291,819
47,299 SKF AB (B Shares) 684,682
145,363 Svenska Cellulosa AB (B Shares) 1,714,961
85,007 Tele2 AB (B Shares) 696,719
905,615 e TeliaSonera AB 2,399,667
262,393 Volvo AB (B Shares) 4,294,567
TOTAL SWEDEN 34,641,999
SWITZERLAND - 5 .3%
256,267 ABB Ltd 7,116,611
39,488 Adecco S.A. 1,235,815
45,245 Clariant AG. 727,124
4,405 Geberit AG. 1,958,187
1,048 Givaudan S.A. 3,130,312
17,439 Kuehne & Nagel International AG. 3,712,173
12,445 Lonza Group AG. 6,406,486
907 SGS S.A. 1,999,491
26,395 Sika AG. 5,951,432
16,041 Sonova Holdings AG 3,791,509
9,617 Swiss Life Holding 4,656,764
6,684 Swisscom AG. 3,300,486
506,668 UBS Group AG 8,032,791

Portfolio of investments
Social Choice International Equity Fund October 31, 2022
143
TIAA-CREF Funds: Equity Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
SWITZERLAND—continued
20,857 Zurich Insurance Group AG $ 8,888,709
TOTAL SWITZERLAND 60,907,890
UNITED KINGDOM - 13 .6%
342,246 3i Group plc 4,558,156
75,875 Ashtead Group plc 3,952,558
182,119 Associated British Foods plc 2,822,712
164,784 AstraZeneca plc 19,334,456
250,567 Barratt Developments plc 1,080,717
13,766 Berkeley Group Holdings plc 547,713
2,315,589 BP plc 12,811,231
239,677 British Land Co plc 1,005,418
1,924,138 BT Group plc 2,867,409
186,352 Burberry Group plc 3,883,035
347,072 CNH Industrial NV 4,490,097
88,682 * Coca-Cola European Partners plc (Class A) 4,172,488
312,173 Compass Group plc 6,574,930
39,851 Croda International plc 3,087,238
10,324 DCC plc 572,991
2,359,443 HSBC Holdings plc 12,108,778
630,980 Informa plc 4,020,552
74,191 InterContinental Hotels Group plc 3,986,335
22,639 Intertek Group plc 948,414
640,345 J Sainsbury plc 1,427,388
57,739 Johnson Matthey plc 1,281,667
92,142 Kingfisher plc 231,501
155,413 Land Securities Group plc 1,016,228
1,760,327 Legal & General Group plc 4,709,332
66,716 London Stock Exchange Group plc 5,783,076
606,526 National Grid plc 6,608,171
8,732 Next plc 493,180
148,566 Pearson plc 1,642,117
35,168 Persimmon plc 526,249
295,807 RELX plc 7,945,519
267,905 Schroders plc 1,202,895
185,409 Scottish & Southern Energy plc 3,313,421
320,369 Segro plc 2,883,321
147,275 St. James's Place plc 1,798,455
724,585 Standard Chartered plc 4,329,204
974,688 Standard Life Aberdeen plc 1,776,057
693,589 Taylor Wimpey plc 745,697
1,989,956 Tesco plc 4,914,953
5,131,785 Vodafone Group plc 5,990,855
66,922 Whitbread plc 1,969,654
284,301 WPP plc 2,501,890
TOTAL UNITED KINGDOM 155,916,058
UNITED STATES - 8 .3%
188,469 Computershare Ltd 3,050,944
52,211 CSL Ltd 9,346,573
47,946 Ferguson plc 5,228,927
546,758 GSK plc 8,956,486
85,109 James Hardie Industries NV 1,858,183
277,112 Nestle S.A. 30,166,080
70,152 Roche Holding AG. 23,276,302
73,471 Schneider Electric S.A. 9,290,871

Portfolio of investments
Social Choice International Equity Fund October 31, 2022
144
2022 Annual Report TIAA-CREF Funds: Equity Funds
See notes to financial statements
concluded
SHARES COMPANY VALUE
UNITED STATES—continued
57,335 Swiss Re Ltd $ 4,259,117
TOTAL UNITED STATES 95,433,483
TOTAL COMMON STOCKS 1,125,646,537
(Cost $1,269,634,431)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.8%
REPURCHASE AGREEMENT - 1 .1%
$ 12,535,000 r Fixed Income Clearing Corp (FICC) 3 .000% 11/01/22 12,535,000
TOTAL REPURCHASE AGREEMENT 12,535,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .7%
8,340,302 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 8,340,302
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 8,340,302
TOTAL SHORT-TERM INVESTMENTS 20,875,302
(Cost $20,875,302)
TOTAL INVESTMENTS - 100.1% 1,146,521,839
(Cost $1,290,509,733)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (697,737)
NET ASSETS - 100.0% $ 1,145,824,102
REIT Real Estate Investment Trust
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,299,306.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $12,535,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $12,785,727.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 136 12/16/22  $ 11,748,072 $ 11,940,120 $ 192,048

TIAA-CREF Funds October 31, 2022
Statements of assets and liabilities
See notes to financial statements
146
2022 Annual Report TIAA-CREF Funds: Equity Funds
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
ASSETS
Portfolio investments, at value
*†
$ 5,153,165,518 $ 4,723,034,049 $ 4,971,522,600
Affiliated investments, at value
‡
– – –
Cash 926 4,217 4,999
Cash - foreign
^
– – –
Receivable from securities transactions 60,677,562 12,178,361 –
Receivable from Fund shares sold 191,878 362,688 233,405
Dividends and interest receivable 10,622,534 2,748,371 3,630,184
Due from affiliates 720,320 800,674 812,110
Receivable for variation margin on open futures contracts – – –
Other 994,020 887,103 870,798
Total assets 5,226,372,758 4,740,015,463 4,977,074,096
LIABILITIES
Management fees payable 1,692,094 1,593,613 1,612,217
Service agreement fees payable 83,570 57,892 97,665
Distribution fees payable 265,029 196,713 37,130
Due to affiliates 13,132 12,811 12,570
Overdraft payable – – –
Payable for collateral for securities loaned 5,687,120 31,045 –
Payable for securities transactions 38,984,275 5,854,007 –
Payable for Fund shares redeemed 38,434,083 34,796,878 52,793,698
Written options
◊
22,758,881 – –
Payable for trustee compensation 316,820 213,097 329,373
Accrued expenses and other payables 256,672 252,174 145,077
Total liabilities 108,491,676 43,008,230 55,027,730
NET ASSETS $ 5,117,881,082 $ 4,697,007,233 $ 4,922,046,366
NET ASSETS CONSIST OF:
Paid-in-capital $ 3,047,371,331 $ 3,678,206,211 $ 3,240,824,314
Total distributable earnings (loss) 2,070,509,751 1,018,801,022 1,681,222,052
NET ASSETS $ 5,117,881,082 $ 4,697,007,233 $ 4,922,046,366

See notes to financial statements
147
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 1,105,435,877 $ 1,790,910,440 $ 2,820,415,582 $ 1,259,425,398 $ 6,070,169,629 $ 1,072,659,873 $ 1,516,043,498
– – – – – – 52,972,059
647 4,847 – 2,056 – – 2,497
– – – – – – 3,865,365
4,647,542 15,905,442 – 11,089,506 221,772 531,580 27,433,638
88,529 87,989 596,153 720,105 827,102 600,185 18,784,875
61,408 6,847,815 1,065,512 1,031,871 5,646,241 1,063,730 732,262
– 7,304 215,231 347,042 74,776 – 951,588
– – 1,419,381 – 855,461 298,828 –
300,060 505,690 183,774 14,599 188,967 7,492 227,386
1,110,534,063 1,814,269,527 2,823,895,633 1,272,630,577 6,077,983,948 1,075,161,688 1,621,013,168
413,195 645,648 886,160 438,504 737,168 215,673 1,094,209
60,295 94,841 73,948 53,199 171,481 107,794 13,856
38,521 46,231 33,048 3,642 122,097 11,575 2,354
7,349 8,096 9,991 8,214 13,174 7,214 8,499
– – 1,383,867 – 983,142 242,167 –
26,810,407 3,846,798 77,524,561 20,239,769 9,483,974 550,934 765,300
159,260 – – – – – 46,299,651
344,890 547,654 10,722,061 17,324,299 1,969,755 2,127,489 328,543
– – – – – – –
124,638 292,095 181,026 13,226 182,722 6,362 58,707
89,231 92,566 126,978 103,483 624,907 136,801 592,967
28,047,786 5,573,929 90,941,640 38,184,336 14,288,420 3,406,009 49,164,086
$ 1,082,486,277 $ 1,808,695,598 $ 2,732,953,993 $ 1,234,446,241 $ 6,063,695,528 $ 1,071,755,679 $ 1,571,849,082
$ 1,240,213,150 $ 1,470,507,605 $ 2,309,503,774 $ 1,043,711,131 $ 4,174,875,799 $ 1,039,562,726 $ 2,256,914,181
(157,726,873) 338,187,993 423,450,219 190,735,110 1,888,819,729 32,192,953 (685,065,099)
$ 1,082,486,277 $ 1,808,695,598 $ 2,732,953,993 $ 1,234,446,241 $ 6,063,695,528 $ 1,071,755,679 $ 1,571,849,082

Statements of assets and liabilities
TIAA-CREF Funds October 31, 2022
See notes to financial statements
148
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
continued
continued
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
INSTITUTIONAL CLASS:
Net assets $ 1,358,311,169 $ 1,294,221,621 $ 1,825,968,110
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 99,990,645 78,224,830 92,532,952
Net asset value per share $ 13 .58 $ 16 .54 $ 19 .73
ADVISOR CLASS:
Net assets $ 3,048,063 $ 3,714,700 $ 498,256
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 224,196 224,811 25,281
Net asset value per share $ 13 .60 $ 16 .52 $ 19 .71
PREMIER CLASS:
Net assets $ 8,396,278 $ 11,302,720 $ 67,184,909
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 616,553 684,206 3,413,716
Net asset value per share $ 13 .62 $ 16 .52 $ 19 .68
RETIREMENT CLASS:
Net assets $ 406,032,974 $ 272,488,464 $ 485,219,004
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 29,115,426 16,686,477 24,718,674
Net asset value per share $ 13 .95 $ 16 .33 $ 19 .63
RETAIL CLASS:
Net assets $ 1,292,439,366 $ 936,049,112 $ 144,800,959
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 62,973,857 56,966,615 7,757,558
Net asset value per share $ 20 .52 $ 16 .43 $ 18 .67
CLASS W:
Net assets $ 2,049,653,232 $ 2,179,230,616 $ 2,398,375,128
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 150,961,399 131,322,690 121,146,134
Net asset value per share $ 13 .58 $ 16 .59 $ 19 .80
*
Includes securities loaned of $ 13,936,134 $ 1,002,170 $ –
†
Portfolio investments, cost $ 3,372,081,027 $ 3,624,430,440 $ 3,536,243,769
‡
Affiliated investments, cost $ – $ – $ –
^
Foreign cash, cost $ – $ – $ –
◊
Written options premiums $ 25,628,220 $ – $ –

See notes to financial statements
149
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 591,704,905 $ 1,089,731,373 $ 1,557,567,397 $ 67,644,847 $ 4,583,693,160 $ 473,328,760 $ 187,604,872
35,592,525 62,454,702 93,375,020 5,210,178 197,551,113 28,235,631 29,060,833
$ 16 .62 $ 17 .45 $ 16 .68 $ 12 .98 $ 23 .20 $ 16 .76 $ 6 .46
$ 178,566 $ 465,008 $ 1,006,155 $ 14,374,862 $ 40,920,003 $ 8,364,240 $ 179,734
10,770 26,693 60,351 1,105,966 1,766,298 499,951 27,813
$ 16 .58 $ 17 .42 $ 16 .67 $ 13 .00 $ 23 .17 $ 16 .73 $ 6 .46
$ 28,493,747 $ 53,550,735 $ 59,269,925 $ 130,587 $ 69,975,849 $ 6,136,069 $ 7,296,235
1,736,971 3,076,918 3,583,708 10,000 3,032,347 365,808 1,129,033
$ 16 .40 $ 17 .40 $ 16 .54 $ 13 .06 $ 23 .08 $ 16 .77 $ 6 .46
$ 291,902,509 $ 468,266,605 $ 368,657,119 $ 258,943,212 $ 805,464,706 $ 530,048,216 $ 62,446,090
18,559,086 27,107,125 22,996,673 20,091,936 34,145,777 31,829,768 9,719,554
$ 15 .73 $ 17 .27 $ 16 .03 $ 12 .89 $ 23 .59 $ 16 .65 $ 6 .42
$ 170,206,550 $ 196,681,877 $ 129,747,145 $ 17,928,984 $ 563,641,810 $ 53,878,394 $ 6,239,052
10,855,429 11,780,163 8,232,162 1,393,249 27,970,479 3,233,195 968,639
$ 15 .68 $ 16 .70 $ 15 .76 $ 12 .87 $ 20 .15 $ 16 .66 $ 6 .44
$ – $ – $ 616,706,252 $ 875,423,749 $ – $ – $ 1,308,083,099
– – 36,883,220 67,097,950 – – 201,147,226
$ – $ – $ 16 .72 $ 13 .05 $ – $ – $ 6 .50
$ 40,613,118 $ 3,931,284 $ 88,030,233 $ 30,408,210 $ 11,981,504 $ 780,701 $ 1,869,031
$ 1,168,343,551 $ 1,678,550,686 $ 2,542,853,853 $ 1,142,725,253 $ 4,419,391,802 $ 1,043,071,479 $ 1,976,930,776
$ – $ – $ – $ – $ – $ – $ 37,780,011
$ – $ – $ – $ – $ – $ – $ 3,867,385
$ – $ – $ – $ – $ – $ – $ –

Statements of assets and liabilities
TIAA-CREF Funds October 31, 2022
See notes to financial statements
150
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
continued
continued
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
ASSETS
Portfolio investments, at value
*†
$ 6,216,434,428 $ 2,401,946,880 $ 1,264,100,038
Cash 6,804 62,114,356 –
Cash - foreign
^
874,712 186,428 4,561,426
Receivable from securities transactions 454,326 29,889,142 26,688,169
Receivable from Fund shares sold 23,767,819 287,500 7,955,186
Dividends and interest receivable 22,207,974 5,921,541 6,199,596
Due from affiliates 1,259,432 904,545 716,198
Receivable for variation margin on open futures contracts – – –
Other 864,209 347,986 18,546
Total assets 6,265,869,704 2,501,598,378 1,310,239,159
LIABILITIES
Management fees payable 2,229,142 958,406 638,481
Service agreement fees payable 65,324 21,814 1,780
Distribution fees payable 48,538 2,353 180
Due to affiliates 13,079 9,563 8,436
Overdraft payable – – 3,894,475
Payable for collateral for securities loaned 92,693 63,841,720 75,121,549
Payable for securities transactions 454,161 28,820,581 32,858,418
Payable for Fund shares redeemed 4,174,217 21,053,556 1,722,755
Payable for trustee compensation 320,551 52,045 17,294
Accrued expenses and other payables 291,336 1,301,999 804,218
Total liabilities 7,689,041 116,062,037 115,067,586
NET ASSETS $ 6,258,180,663 $ 2,385,536,341 $ 1,195,171,573
NET ASSETS CONSIST OF:
Paid-in-capital $ 6,513,402,724 $ 2,956,740,912 $ 1,464,882,659
Total distributable earnings (loss) (255,222,061) (571,204,571) (269,711,086)
NET ASSETS $ 6,258,180,663 $ 2,385,536,341 $ 1,195,171,573

See notes to financial statements
151
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
3.4
Social Choice International
Equity Fund
$ 1,146,521,839
55,636
183,406
541,262
3,026,800
4,659,109
–
192,331
7,690
1,155,188,073
278,643
94,361
4,423
7,289
–
8,340,302
180,113
282,810
6,047
169,983
9,363,971
$ 1,145,824,102
$ 1,278,967,588
(133,143,486)
$ 1,145,824,102

Statements of assets and liabilities
TIAA-CREF Funds October 31, 2022
See notes to financial statements
152
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
continued
continued
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
INSTITUTIONAL CLASS:
Net assets $ 2,255,903,960 $ 130,896,542 $ 66,810,385
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 212,154,793 10,477,740 7,750,342
Net asset value per share $ 10 .63 $ 12 .49 $ 8 .62
ADVISOR CLASS:
Net assets $ 2,268,453 $ 61,618,807 $ 63,070
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 208,654 4,938,736 7,321
Net asset value per share $ 10 .87 $ 12 .48 $ 8 .61
PREMIER CLASS:
Net assets $ 57,289,280 $ 2,269,143 $ 63,962
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 5,398,931 181,212 7,327
Net asset value per share $ 10 .61 $ 12 .52 $ 8 .73
RETIREMENT CLASS:
Net assets $ 314,089,167 $ 96,691,483 $ 8,463,392
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 28,397,025 7,764,831 983,737
Net asset value per share $ 11 .06 $ 12 .45 $ 8 .60
RETAIL CLASS:
Net assets $ 201,686,579 $ 36,527,474 $ 823,580
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 30,919,736 2,927,128 95,598
Net asset value per share $ 6 .52 $ 12 .48 $ 8 .62
CLASS W:
Net assets $ 3,426,943,224 $ 2,057,532,892 $ 1,118,947,184
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 320,393,246 164,465,373 128,741,357
Net asset value per share $ 10 .70 $ 12 .51 $ 8 .69
*
Includes securities loaned of $ 486,506 $ 89,537,295 $ 95,189,162
†
Portfolio investments, cost $ 6,338,106,908 $ 2,231,449,067 $ 1,437,802,203
^
Foreign cash, cost $ 882,424 $ 188,088 $ 4,562,204

See notes to financial statements
153
TIAA-CREF Funds: Equity Funds 2022 Annual Report
concluded
3.4
Social Choice International
Equity Fund
$ 657,815,639
64,186,859
$ 10 .25
$ 8,599,935
839,998
$ 10 .24
$ 618,441
60,316
$ 10 .25
$ 457,543,626
44,868,087
$ 10 .20
$ 21,246,461
2,082,743
$ 10 .20
$ –
–
$ –
$ 10,299,306
$ 1,290,509,733
$ 184,974

TIAA-CREF Funds For the year ended October 31, 2022
Statements of operations
See notes to financial statements
154
2022 Annual Report TIAA-CREF Funds: Equity Funds
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
2.3
Large-Cap Value Fund
INVESTMENT INCOME
Dividends from unaffiliated investments* $ 86,061,330 $ 37,933,551 $ 100,378,797
Dividends from affiliated investments – – –
Other income 1,569,506 1,536,480 1,175,512
Interest 335,844 430,259 297,205
Income from securities lending, net 39,834 50,950 108
Total income 88,006,514 39,951,240 101,851,622
EXPENSES
Management fees 23,386,529 22,676,599 20,474,180
Shareholder servicing — Institutional Class 1,830 3,552 1,766
Shareholder servicing — Advisor Class 3,145 3,533 362
Shareholder servicing — Premier Class 67 58 79
Shareholder servicing — Retirement Class 1,195,137 882,861 1,226,191
Shareholder servicing — Retail Class 527,758 525,609 79,583
Shareholder servicing — Class W 1,876 2,196 2,034
Distribution fees — Premier Class 20,175 19,680 106,990
Distribution fees — Retail Class 3,640,937 2,902,077 374,413
Administrative service fees 149,087 146,336 139,032
Miscellaneous expenses 134,294 135,278 100,287
Trustee fees and expenses 73,927 72,067 62,894
Custody and accounting fees 43,434 123,631 49,167
Other expenses 175,644 310,711 194,576
Total expenses 29,353,840 27,804,188 22,811,554
Less: Expenses reimbursed by the investment adviser (9,312,164) (10,223,699) (10,502,910)
Less: Fee waiver by investment adviser and Nuveen Securities (1,227,599) (1,535,230) (71,739)
Net expenses 18,814,077 16,045,259 12,236,905
Net investment income (loss) 69,192,437 23,905,981 89,614,717
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments† 361,826,110 (50,456,490) 211,927,323
Affiliated investments – – –
Purchased options 34,828 – –
Written options (15,972,128) – –
Futures contracts – – –
Foreign currency transactions 38,267 (59,138) (1)
Net realized gain (loss) on total investments 345,927,077 (50,515,628) 211,927,322
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(1,615,514,700) (2,208,785,522) (643,297,117)
Affiliated investments – – –
Purchased options 91,225 – –
Written options 1,065,590 – –
Futures contracts – – –
Unfunded commitment with a SPAC (1,581,580) (4,951,243) –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies (54,833) (31,651) (2,905)
Net change in unrealized appreciation (depreciation) on total investments (1,615,994,298) (2,213,768,416) (643,300,022)
Net realized and unrealized gain (loss) on total investments (1,270,067,221) (2,264,284,044) (431,372,700)
Net increase (decrease) in net assets from operations $ (1,200,874,784) $ (2,240,378,063) $ (341,757,983)
*   Net of foreign withholding taxes of $ 895,512 $ 490,651 $ 122,421
†
Includes net realized gain (loss) from securities sold to affiliates of $ 3,752,542 $ 5,402,620 $ (523,942)
‡
Includes net change in unrealized foreign capital gains taxes $ – $ – $ –

See notes to financial statements
155
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
2.4
Mid-Cap Growth
Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap
Equity Fund
2.7
Quant Small/Mid-
Cap Equity Fund
2.8
Social Choice Equity
Fund
2.9
Social Choice Low
Carbon Equity Fund
3.01
Emerging Markets
Equity Fund
$ 10,557,057 $ 44,004,001 $ 34,331,702 $ 16,559,330 $ 101,866,256 $ 15,189,988 $ 34,575,377
– – – – – – 898,257
402,733 503,208 – – – – 392,228
66,172 81,093 297,154 70,727 266,245 124,455 1,210,937
2,121,960 35,203 710,155 115,309 531,322 66,934 60,996
13,147,922 44,623,505 35,339,011 16,745,366 102,663,823 15,381,377 37,137,795
6,306,954 8,591,651 11,054,262 4,769,160 10,157,824 2,658,264 12,421,283
1,749 1,595 2,156 542 8,348 672 412
43 403 501 15,991 40,615 9,410 58
78 79 65 18 27,769 39 40
948,049 1,306,997 984,603 407,898 2,280,389 1,319,231 211,246
107,459 122,897 73,550 15,810 148,931 24,158 11,592
– – 903 1,003 – – 1,212
58,427 91,467 97,347 285 128,818 9,291 13,965
527,793 525,919 340,738 45,452 1,546,864 145,476 20,291
83,720 90,429 110,995 90,940 148,124 79,859 95,559
42,219 42,856 94,968 83,389 1,739,290 334,859 120,705
17,840 24,175 33,769 13,002 83,761 12,858 17,979
66,173 26,249 47,213 19,864 63,182 30,883 534,651
179,835 123,335 158,640 168,781 236,747 156,949 165,068
8,340,339 10,948,052 12,999,710 5,632,135 16,610,662 4,781,949 13,614,061
– – (2,799,063) (3,921,647) – – (10,455,688)
(158,377) (208,621) (46,545) (5,246) (908,674) (10,048) (4,657)
8,181,962 10,739,431 10,154,102 1,705,242 15,701,988 4,771,901 3,153,716
4,965,960 33,884,074 25,184,909 15,040,124 86,961,835 10,609,476 33,984,079
(82,841,661) 219,214,048 151,598,769 72,717,774 202,165,491 (1,362,760) (193,874,306)
– – – – – – (1,285,319)
– – – – – – (456,849)
– – – – – – 442,134
– – (5,203,874) – (3,326,544) (2,035,100) –
(19,727) – – – – – (2,020,082)
(82,861,388) 219,214,048 146,394,895 72,717,774 198,838,947 (3,397,860) (197,194,422)
(656,531,701) (361,741,573) (542,792,028) (240,247,767) (1,534,372,041) (213,254,086) (410,220,277)
– – – – – – 28,771,998
– – – – – – 160,849
– – – – – – (346,134)
– – 1,141,306 – (369,301) 211,542 –
(1,286,491) – – – – – (1,141,815)
(666) (2,267) – – – – (38,058)
(657,818,858) (361,743,840) (541,650,722) (240,247,767) (1,534,741,342) (213,042,544) (382,813,437)
(740,680,246) (142,529,792) (395,255,827) (167,529,993) (1,335,902,395) (216,440,404) (580,007,859)
$ (735,714,286) $ (108,645,718) $ (370,070,918) $ (152,489,869) $ (1,248,940,560) $ (205,830,928) $ (546,023,780)
$ 126,030 $ 151,961 $ 68,301 $ 27,747 $ 70,618 $ 10,197 $ 3,477,771
$ (602,409) $ 1,708,655 $ (233,020) $ 12,621,649 $ 2,229,311 $ (1,445,398) $ (4,571,494)
$ – $ – $ – $ – $ – $ – $ 6,092,831

Statements of operations
TIAA-CREF Funds For the year ended October 31, 2022
See notes to financial statements
156
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
continued
continued
3.1
International Equity Fund
3.2
International Opportunities
Fund
3.3
Quant International Small-
Cap Equity Fund
INVESTMENT INCOME
Dividends* $ 159,542,776 $ 35,526,159 $ 52,149,753
Interest 3,553,183 1,092,061 8,242
Other income 1,294,247 690,273 –
Income from securities lending, net 480,135 817,446 922,707
Total income 164,870,341 38,125,939 53,080,702
EXPENSES
Management fees 26,430,868 12,558,278 8,721,054
Shareholder servicing — Institutional Class 3,254 279 153
Shareholder servicing — Advisor Class 2,833 5,153 11
Shareholder servicing — Premier Class 80 42 22
Shareholder servicing — Retirement Class 961,200 315,820 16,254
Shareholder servicing — Retail Class 220,325 9,936 4,187
Shareholder servicing — Class W 2,239 2,119 1,322
Distribution fees — Premier Class 97,419 2,760 114
Distribution fees — Retail Class 600,097 19,587 2,464
Custody and accounting fees 303,184 204,430 625,606
Miscellaneous expenses 266,339 115,604 168,688
Administrative service fees 148,218 104,416 94,557
Trustee fees and expenses 72,451 26,996 16,733
Other expenses 249,540 175,448 181,868
Total expenses 29,358,047 13,540,868 9,833,033
Less: Expenses reimbursed by the investment adviser (12,793,530) (11,757,393) (9,150,491)
Less: Fee waiver by investment adviser and Nuveen Securities (165,739) (2,224) (737)
Net expenses 16,398,778 1,781,251 681,805
Net investment income (loss) 148,471,563 36,344,688 52,398,897
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments† (42,492,101) (60,684,700) (118,383,426)
Futures contracts – – –
Foreign currency transactions (4,256,509) (768,442) (1,470,384)
Net realized gain (loss) on total investments (46,748,610) (61,453,142) (119,853,810)
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(1,754,425,143) (774,784,686) (332,402,093)
Futures contracts – – –
Unfunded commitment with a SPAC – (1,548,509) –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies (2,033,076) (421,283) (232,975)
Net change in unrealized appreciation (depreciation) on total investments (1,756,458,219) (776,754,478) (332,635,068)
Net realized and unrealized gain (loss) on total investments (1,803,206,829) (838,207,620) (452,488,878)
Net increase (decrease) in net assets from operations $ (1,654,735,266) $ (801,862,932) $ (400,089,981)
*   Net of foreign withholding taxes of $ 13,940,763 $ 4,399,977 $ 4,925,703
†
Includes net realized gain (loss) from securities sold to affiliates of $ (1,290,896) $ (2,627,855) $ –
‡
Includes net change in unrealized foreign capital gains taxes $ – $ 535,900 $ 2,552,324

See notes to financial statements
157
TIAA-CREF Funds: Equity Funds 2022 Annual Report
concluded
3.4
Social Choice International
Equity Fund
$ 34,157,700
139,848
–
157,506
34,455,054
3,208,506
1,141
4,119
38
1,082,631
9,572
–
1,044
57,016
120,673
326,292
79,896
12,839
172,055
5,075,822
–
(623)
5,075,199
29,379,855
(8,293,716)
(2,735,834)
(701,397)
(11,730,947)
(309,637,979)
188,417
–
(212,396)
(309,661,958)
(321,392,905)
$ (292,013,050)
$ 3,385,347
$ (843,445)
$ –

TIAA-CREF Funds For the year ended
Statements of changes in net assets
See notes to financial statements
158
2022 Annual Report TIAA-CREF Funds: Equity Funds
2.1
Growth & Income Fund
2.2
Large-Cap Growth Fund
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
OPERATIONS
Net investment income (loss) $ 69,192,437 $ 54,000,162 $ 23,905,981 $ 13,702,389
Net realized gain (loss) on total investments 345,927,077 1,147,204,185 (50,515,628) 680,728,381
Net change in unrealized appreciation (depreciation) on
total investments (1,615,994,298) 968,060,527 (2,213,768,416) 1,425,879,304
Net increase (decrease) in net assets from operations (1,200,874,784) 2,169,264,874 (2,240,378,063) 2,120,310,074
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (334,083,998) (87,394,774) (192,317,971) (495,708,886)
Advisor Class
Advisor Class (606,524) (208,090) (577,503) (1,539,583)
Premier Class
Premier Class (3,432,406) (1,731,230) (1,463,684) (4,254,808)
Retirement Class
Retirement Class (94,135,347) (33,793,862) (43,322,452) (124,055,271)
Retail Class
Retail Class (196,234,351) (64,749,459) (137,102,651) (348,213,454)
Class W
Class W (461,944,683) (205,798,767) (309,387,667) (848,095,442)
Total distributions (1,090,437,309) (393,676,182) (684,171,928) (1,821,867,444)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 130,746,149 782,730,670 302,444,472 385,391,956
Advisor Class
Advisor Class 1,421,455 309,126 2,211,313 669,741
Premier Class
Premier Class 662,024 2,645,200 3,407,594 4,337,006
Retirement Class
Retirement Class 10,344,439 18,208,471 18,053,754 81,274,283
Retail Class
Retail Class 35,037,623 49,610,121 39,782,138 75,701,123
Class W
Class W 299,996,084 37,560,438 466,466,389 123,356,319
Reinvestments of distributions: Institutional Class 301,560,693 73,553,405 180,688,008 467,006,881
Advisor Class
Advisor Class 562,755 190,606 493,249 1,465,577
Premier Class
Premier Class 3,432,406 1,731,230 1,463,685 4,254,808
Retirement Class
Retirement Class 94,124,567 33,793,717 43,242,143 123,785,256
Retail Class
Retail Class 188,296,167 62,436,062 131,323,453 335,163,445
Class W
Class W 427,267,439 168,568,108 309,387,666 848,095,442
Redemptions: Institutional Class (394,600,558) (373,372,169) (416,502,427) (487,899,163)
Advisor Class
Advisor Class (1,059,066) (663,032) (1,893,804) (1,626,783)
Premier Class
Premier Class (10,251,892) (16,701,841) (2,956,166) (7,607,552)
Retirement Class
Retirement Class (81,527,001) (77,051,639) (81,059,809) (135,341,767)
Retail Class
Retail Class (93,969,596) (98,144,849) (109,376,418) (123,391,610)
Class W
Class W (496,827,353) (1,182,040,218) (455,263,080) (895,638,365)
Net increase (decrease) from shareholder transactions 415,216,335 (516,636,594) 431,912,160 798,996,597
Net increase (decrease) in net assets (1,876,095,758) 1,258,952,098 (2,492,637,831) 1,097,439,227
NET ASSETS
Beginning of period 6,993,976,840 5,735,024,742 7,189,645,064 6,092,205,837
End of period $ 5,117,881,082 $ 6,993,976,840 $ 4,697,007,233 $ 7,189,645,064
CHANGE IN FUND SHARES
Shares sold: Institutional Class 8,490,053 41,130,698 14,981,051 15,911,051
Advisor Class
Advisor Class 89,305 17,543 96,786 25,860
Premier Class
Premier Class 42,495 150,602 173,974 164,652
Retirement Class
Retirement Class 641,804 1,008,183 895,853 3,163,521
Retail Class
Retail Class 1,492,125 1,947,335 1,916,865 3,042,601
Class W
Class W 20,899,113 2,060,517 24,427,453 4,815,547
Shares reinvested: Institutional Class 17,832,373 4,562,328 7,531,805 21,353,767
Advisor Class
Advisor Class 33,263 11,840 20,569 67,044
Premier Class
Premier Class 201,823 107,584 61,012 194,550
Retirement Class
Retirement Class 5,413,062 2,059,271 1,822,257 5,709,652
Retail Class
Retail Class 7,365,804 2,740,235 5,499,306 15,367,420
Class W
Class W 25,074,381 10,575,164 12,901,904 38,796,681
Shares redeemed: Institutional Class (25,410,724) (20,935,592) (20,654,785) (20,091,976)
Advisor Class
Advisor Class (69,019) (36,806) (95,716) (67,429)
Premier Class
Premier Class (658,497) (926,687) (145,540) (295,966)
Retirement Class
Retirement Class (5,070,876) (4,175,691) (3,982,522) (5,621,765)
Retail Class
Retail Class (4,092,978) (3,834,659) (5,590,529) (4,998,521)
Class W
Class W (31,518,130) (68,374,602) (23,020,176) (34,626,932)
Net increase (decrease) from shareholder transactions 20,755,377 (31,912,737) 16,839,567 42,909,757

See notes to financial statements
159
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
2.3
Large-Cap Value Fund
2.4
Mid-Cap Growth Fund
2.5
Mid-Cap Value Fund
2.6
Quant Small-Cap Equity Fund
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
$ 89,614,717 $ 83,601,978 $ 4,965,960 $ (5,791,365) $ 33,884,074 $ 21,711,960 $ 25,184,909 $ 16,355,887
211,927,322 543,811,379 (82,861,388) 257,714,184 219,214,048 397,738,710 146,394,895 702,575,926
(643,300,022) 1,446,993,603 (657,818,858) 261,915,131 (361,743,840) 400,861,142 (541,650,722) 651,401,055
(341,757,983) 2,074,406,960 (735,714,286) 513,837,950 (108,645,718) 820,311,812 (370,070,918) 1,370,332,868
– – – – – – – –
(161,742,151) (31,869,814) (134,690,840) (90,478,166) (170,159,847) (21,604,109) (269,851,404) (9,177,672)
(44,549) (5,188) (931,396) (668,349) (56,615) (7,452) (138,589) (3,304)
(6,636,926) (1,269,479) (7,531,626) (4,580,207) (9,782,982) (1,192,312) (14,094,339) (373,242)
(43,186,223) (8,037,304) (67,266,961) (49,900,869) (77,513,516) (7,509,518) (80,710,971) (1,834,410)
(13,747,293) (2,126,306) (37,659,248) (29,683,392) (30,834,956) (2,969,487) (28,111,334) (551,591)
(246,579,754) (65,314,927) – – – – (140,015,877) (7,896,457)
(471,936,896) (108,623,018) (248,080,071) (175,310,983) (288,347,916) (33,282,878) (532,922,514) (19,836,676)
265,829,866 133,743,043 28,664,645 285,201,706 47,301,175 102,653,252 276,499,544 211,019,674
119,195 170,386 416,895 1,371,008 305,463 4,720 363,757 108,903
11,551,573 11,564,404 4,632,804 20,193,148 4,608,802 8,607,714 8,313,921 10,252,527
65,280,711 18,837,038 28,803,740 80,553,067 7,699,439 61,576,910 32,286,648 30,327,919
11,557,732 12,506,585 8,412,668 19,994,591 7,716,476 12,001,549 7,447,328 11,767,487
309,346,128 81,382,905 – – – – 81,506,587 42,011,723
158,256,372 31,490,431 134,634,833 90,440,535 169,742,430 21,420,211 269,705,941 9,164,887
32,012 3,012 912,074 651,922 42,537 6,067 113,370 2,656
6,636,672 1,269,438 7,531,219 4,580,207 9,782,982 1,192,312 14,093,294 373,242
43,181,838 8,036,604 67,266,962 49,900,869 77,510,009 7,509,195 80,709,212 1,834,376
13,205,794 2,035,509 36,761,274 29,015,395 29,908,188 2,863,255 26,999,078 528,992
246,579,754 65,314,927 – – – – 140,015,877 7,896,457
(206,536,421) (369,295,243) (146,023,493) (168,814,551) (185,727,442) (359,226,765) (80,106,200) (489,074,188)
(93,069) (41,325) (6,181,152) (891,041) (218,577) (212,777) (30,180) (76,326)
(16,550,354) (32,686,335) (15,540,024) (13,771,847) (21,121,777) (34,328,113) (19,937,097) (31,691,061)
(65,540,839) (107,738,380) (62,640,317) (70,837,763) (98,836,684) (91,313,211) (57,477,667) (103,114,220)
(10,815,715) (14,965,663) (24,714,782) (29,958,137) (22,257,535) (36,475,804) (15,032,455) (16,054,273)
(608,893,695) (1,061,723,390) – – – – (206,193,627) (283,701,500)
223,147,554 (1,220,096,054) 62,937,346 297,629,109 26,455,486 (303,721,485) 559,277,331 (598,422,725)
(590,547,325) 745,687,888 (920,857,011) 636,156,076 (370,538,148) 483,307,449 (343,716,101) 752,073,467
5,512,593,691 4,766,905,803 2,003,343,288 1,367,187,212 2,179,233,746 1,695,926,297 3,076,670,094 2,324,596,627
$ 4,922,046,366 $ 5,512,593,691 $ 1,082,486,277 $ 2,003,343,288 $ 1,808,695,598 $ 2,179,233,746 $ 2,732,953,993 $ 3,076,670,094
13,008,661 6,503,547 1,247,820 9,883,675 2,583,227 5,345,685 16,126,576 9,716,425
6,178 8,528 17,362 47,752 16,721 297 22,496 5,909
563,356 536,900 209,301 699,816 257,898 458,761 484,253 479,097
3,255,980 898,578 1,283,953 2,889,766 424,665 3,318,028 1,793,463 1,473,354
584,468 635,015 441,189 727,074 429,921 645,315 453,653 582,700
15,818,173 3,979,023 – – – – 4,998,057 2,078,095
7,412,476 1,714,232 5,508,790 3,429,675 8,990,595 1,310,906 14,531,570 515,171
1,501 164 37,350 24,731 2,256 372 6,108 150
311,289 69,179 311,852 175,218 518,991 73,058 764,693 21,111
2,029,223 438,679 2,903,192 1,976,272 4,138,281 462,674 4,513,938 106,341
652,460 116,316 1,591,397 1,151,862 1,652,387 181,679 1,535,785 31,081
11,554,815 3,555,521 – – – – 7,552,097 444,120
(9,941,840) (17,841,580) (7,303,974) (5,866,070) (9,973,040) (18,377,912) (4,335,640) (23,044,317)
(4,880) (2,248) (289,345) (30,436) (11,901) (12,049) (1,966) (4,592)
(810,031) (1,602,722) (760,805) (484,359) (1,162,654) (1,815,137) (1,179,900) (1,544,420)
(3,210,189) (5,248,982) (3,446,493) (2,560,111) (5,469,080) (4,725,896) (3,446,184) (4,993,607)
(562,701) (766,639) (1,294,532) (1,088,806) (1,284,057) (1,999,040) (899,152) (816,558)
(29,324,906) (52,397,924) – – – – (11,393,795) (13,880,048)
11,344,033 (59,404,413) 457,057 10,976,059 1,114,210 (15,133,259) 31,526,052 (28,829,988)

Statements of changes in net assets
TIAA-CREF Funds For the year ended
See notes to financial statements
160
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
continued
continued
2.7
Quant Small/Mid-Cap Equity Fund
2.8
Social Choice Equity Fund
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
OPERATIONS
Net investment income (loss) $ 15,040,124 $ 12,620,554 $ 86,961,835 $ 74,412,793
Net realized gain (loss) on total investments 72,717,774 201,940,527 198,838,947 631,961,028
Net change in unrealized appreciation (depreciation) on
total investments (240,247,767) 285,824,548 (1,534,741,342) 1,654,641,553
Net increase (decrease) in net assets from operations (152,489,869) 500,385,629 (1,248,940,560) 2,361,015,374
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (10,543,842) (972,771) (507,547,892) (63,889,184)
Advisor Class
Advisor Class (1,671,229) (41,428) (4,791,532) (566,039)
Premier Class
Premier Class (43,542) (2,337) (9,768,722) (1,238,365)
Retirement Class
Retirement Class (18,326,059) (488,125) (87,918,098) (10,248,378)
Retail Class
Retail Class (3,347,480) (122,412) (68,248,252) (7,105,313)
Class W
Class W (162,456,600) (19,278,776) – –
Total distributions (196,388,752) (20,905,849) (678,274,496) (83,047,279)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 27,012,964 13,886,678 679,611,546 696,604,927
Advisor Class
Advisor Class 11,493,848 7,119,108 5,596,223 10,334,840
Premier Class
Premier Class 8,643 70,966 13,799,464 16,013,623
Retirement Class
Retirement Class 191,972,746 62,865,538 30,641,791 51,452,894
Retail Class
Retail Class 8,296,946 9,661,220 60,548,759 77,460,588
Class W
Class W 235,490,837 126,119,942 – –
Reorganization (see note 1): Institutional Class – – – –
Advisor Class
Advisor Class – – – –
Retail Class
Retail Class – – – –
Class W
Class W – – – –
Reinvestments of distributions: Institutional Class 10,538,161 972,316 486,234,335 60,468,392
Advisor Class
Advisor Class 1,639,747 38,963 3,750,561 435,562
Premier Class
Premier Class 12,150 6 9,616,910 1,227,440
Retirement Class
Retirement Class 18,322,925 487,893 87,902,705 10,245,670
Retail Class
Retail Class 3,167,605 120,042 65,619,749 6,801,862
Class W
Class W 162,456,600 19,278,776 – –
Redemptions: Institutional Class (14,019,893) (18,628,361) (888,621,580) (667,792,560)
Advisor Class
Advisor Class (4,545,705) (1,417,232) (10,581,744) (8,496,664)
Premier Class
Premier Class (67,861) (3,809) (39,671,922) (31,114,377)
Retirement Class
Retirement Class (4,910,103) (11,483,568) (101,768,473) (105,437,378)
Retail Class
Retail Class (5,028,032) (3,393,558) (70,851,820) (61,232,792)
Class W
Class W (213,407,482) (276,158,178) – –
Net increase (decrease) from shareholder transactions 428,434,096 (70,463,258) 331,826,504 56,972,027
Net increase (decrease) in net assets 79,555,475 409,016,522 (1,595,388,552) 2,334,940,122
NET ASSETS
Beginning of period 1,154,890,766 745,874,244 7,659,084,080 5,324,143,958
End of period $ 1,234,446,241 $ 1,154,890,766 $ 6,063,695,528 $ 7,659,084,080
CHANGE IN FUND SHARES
Shares sold: Institutional Class 2,031,284 931,096 26,193,208 26,180,624
Advisor Class
Advisor Class 817,462 452,442 214,091 387,748
Premier Class
Premier Class 610 4,052 532,765 613,684
Retirement Class
Retirement Class 14,111,284 3,879,239 1,167,869 1,933,918
Retail Class
Retail Class 562,167 588,662 2,648,384 3,286,419
Class W
Class W 17,755,879 9,509,833 – –
Reorganization (see note 1): Institutional Class — — — —
Advisor Class
Advisor Class – – – –
Retail Class
Retail Class – – – –
Class W
Class W – – – –
Shares reinvested: Institutional Class 711,077 72,184 17,427,754 2,526,886
Advisor Class
Advisor Class 110,421 2,886 134,525 18,217
Premier Class
Premier Class 814 – 346,056 51,465
Retirement Class
Retirement Class 1,243,075 36,356 3,091,900 420,767
Retail Class
Retail Class 215,044 8,945 2,702,625 322,364
Class W
Class W 10,954,592 1,429,116 – –
Shares redeemed: Institutional Class (988,785) (1,138,328) (35,014,554) (24,722,204)
Advisor Class
Advisor Class (340,481) (85,408) (414,757) (318,166)
Premier Class
Premier Class (5,247) (229) (1,544,503) (1,152,836)
Retirement Class
Retirement Class (328,664) (695,708) (4,009,215) (3,746,722)
Retail Class
Retail Class (359,687) (216,970) (3,214,352) (2,595,645)
Class W
Class W (14,575,649) (16,804,505) – –
Net increase (decrease) from shareholder transactions 31,915,196 (2,026,337) 10,261,796 3,206,519

See notes to financial statements
161
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
2.9
Social Choice Low Carbon Equity Fund
3.01
Emerging Markets Equity Fund
3.1
International Equity Fund
3.2
International Opportunities Fund
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
$ 10,609,476 $ 6,412,317 $ 33,984,079 $ 20,457,506 $ 148,471,563 $ 189,906,334 $ 36,344,688 $ 26,370,670
(3,397,860) 52,853,893 (197,194,422) 295,825,710 (46,748,610) 153,969,123 (61,453,142) 180,194,408
(213,042,544) 182,378,351 (382,813,437) (258,918,981) (1,756,458,219) 1,372,051,106 (776,754,478) 337,744,281
(205,830,928) 241,644,561 (546,023,780) 57,364,235 (1,654,735,266) 1,715,926,563 (801,862,932) 544,309,359
– – – – – – – –
(25,369,815) (5,334,207) (57,149,105) (27,194,444) (78,121,349) (32,194,161) (12,354,356) (3,386,116)
(392,122) (37,812) (32,120) (17,018) (80,609) (38,781) (464,051) (114,492)
(353,066) (89,062) (2,048,469) (863,824) (2,007,432) (789,476) (67,149) (10,930)
(29,391,640) (5,039,612) (19,011,896) (11,602,050) (11,150,380) (4,316,468) (13,180,758) (4,385,253)
(3,402,491) (536,250) (1,747,210) (802,316) (11,664,129) (4,327,792) (703,812) (151,722)
– – (261,412,650) (104,871,081) (96,863,433) (35,398,089) (203,729,522) (52,658,909)
(58,909,134) (11,036,943) (341,401,450) (145,350,733) (199,887,332) (77,064,767) (230,499,648) (60,707,422)
225,663,997 198,885,213 51,872,443 94,627,075 397,769,775 328,835,919 26,529,785 44,422,405
5,005,498 4,678,899 190,001 – 559,376 9,913 6,350,328 106,531
1,590,092 2,245,217 1,022,624 3,573,063 10,081,202 14,667,654 2,406,932 65,921
108,015,414 213,049,624 6,369,796 10,587,581 22,741,969 46,133,753 1,391,678 9,297,878
12,428,543 33,134,252 2,106,674 3,105,511 6,822,574 8,162,975 2,683,186 3,041,602
– – 736,055,178 457,552,027 1,411,129,296 1,033,299,497 464,581,709 578,910,844
– – – – – – 21,358,920 –
– – – – – – 52,653,335 –
– – – – – – 29,505,285 –
– – – – – – 360,050,363 –
19,079,440 3,219,592 57,149,105 27,194,444 73,939,350 30,709,663 12,354,256 3,386,116
370,080 34,084 5,799 2,896 76,281 37,137 448,767 110,125
320,111 78,842 2,046,257 862,627 2,007,432 789,417 28,580 99
29,390,504 5,039,268 19,009,686 11,600,853 11,150,053 4,316,323 13,179,220 4,384,817
3,341,379 529,625 1,707,178 783,574 11,137,143 4,164,562 688,189 149,949
– – 261,412,650 104,871,081 96,863,433 35,398,089 203,729,523 52,658,909
(109,525,821) (63,080,281) (73,621,431) (89,806,824) (254,136,131) (507,702,082) (15,686,155) (53,008,116)
(1,779,612) (300,579) (83,207) (454) (691,357) (849,177) (475,597) (293,485)
(539,660) (859,534) (1,314,333) (1,600,686) (9,807,232) (43,612,992) (13,696) (3,605)
(5,673,242) (3,236,812) (16,269,473) (31,395,093) (62,428,214) (95,239,367) (30,428,952) (37,133,199)
(9,477,384) (6,856,766) (2,637,789) (1,699,045) (20,426,949) (22,242,154) (1,758,640) (1,285,178)
– – (261,953,506) (439,996,709) (329,829,265) (424,136,087) (251,578,035) (384,473,943)
278,209,339 386,560,644 783,067,652 150,261,921 1,366,958,736 412,743,043 897,998,981 220,337,670
13,469,277 617,168,262 (104,357,578) 62,275,423 (487,663,862) 2,051,604,839 (134,363,599) 703,939,607
1,058,286,402 441,118,140 1,676,206,660 1,613,931,237 6,745,844,525 4,694,239,686 2,519,899,940 1,815,960,333
$ 1,071,755,679 $ 1,058,286,402 $ 1,571,849,082 $ 1,676,206,660 $ 6,258,180,663 $ 6,745,844,525 $ 2,385,536,341 $ 2,519,899,940
12,217,458 10,244,338 6,576,268 7,186,803 33,823,666 23,908,021 1,720,240 2,356,074
257,725 236,653 24,644 – 47,398 666 492,704 5,660
85,087 121,130 127,351 256,752 815,790 1,044,589 151,295 3,572
5,806,424 11,352,490 770,394 779,485 1,767,094 3,236,535 92,630 500,323
646,443 1,760,489 256,070 227,077 886,963 954,838 188,107 165,044
– – 96,610,410 35,775,404 130,258,327 76,325,961 31,181,323 30,442,021
— — — — — — 1,697,847 —
– – – – – – 4,192,145 –
– – – – – – 2,349,147 –
– – – – – – 28,598,123 –
939,411 191,187 6,287,030 2,017,392 5,311,735 2,431,486 743,067 193,382
18,240 2,025 636 214 5,357 2,875 28,435 6,296
15,729 4,673 224,863 63,945 144,316 62,553 2,169 5
1,453,537 300,314 2,100,518 864,445 768,439 328,237 787,831 251,279
165,170 31,544 187,808 58,172 1,301,068 527,160 41,216 8,573
– – 28,789,939 7,791,313 6,948,596 2,798,268 12,406,777 3,005,646
(6,004,414) (3,313,130) (8,938,105) (6,709,714) (20,613,377) (37,122,016) (1,077,062) (2,843,764)
(99,286) (15,545) (11,980) (33) (56,802) (59,305) (30,553) (15,032)
(30,280) (44,846) (156,811) (114,108) (764,750) (3,304,435) (995) (208)
(318,448) (159,556) (1,944,866) (2,324,309) (4,974,263) (6,575,673) (2,014,103) (1,972,237)
(509,775) (358,583) (314,784) (126,274) (2,724,032) (2,584,314) (116,497) (68,781)
– – (30,280,297) (32,148,875) (26,768,058) (30,946,083) (17,529,734) (20,411,726)
14,643,021 20,353,183 100,309,088 13,597,689 126,177,467 31,029,363 63,904,112 11,626,127

Statements of changes in net assets
TIAA-CREF Funds For the year ended
See notes to financial statements
162
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
3.3
Quant International Small-Cap Equity Fund
3.4
Social Choice International Equity Fund
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
OPERATIONS
Net investment income (loss) $ 52,398,897 $ 30,492,326 $ 29,379,855 $ 20,402,002
Net realized gain (loss) on total investments (119,853,810) 220,394,014 (11,730,947) 11,576,075
Net change in unrealized appreciation (depreciation) on
total investments (332,635,068) 106,477,374 (309,661,958) 165,995,801
Net increase (decrease) in net assets from operations (400,089,981) 357,363,714 (292,013,050) 197,973,878
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (5,395,633) (1,268,142) (17,567,457) (6,126,216)
Advisor Class
Advisor Class (5,296) (1,574) (82,867) (20,438)
Premier Class
Premier Class (5,210) (1,472) (22,335) (7,327)
Retirement Class
Retirement Class (267,685) (70,771) (11,639,118) (2,794,652)
Retail Class
Retail Class (60,769) (14,355) (648,843) (158,750)
Class W
Class W (97,600,960) (27,780,465) – –
Total distributions (103,335,553) (29,136,779) (29,960,620) (9,107,383)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 10,412,826 23,096,217 386,940,795 150,759,120
Advisor Class
Advisor Class – – 9,767,041 1,028,850
Premier Class
Premier Class – – 78,149 376,232
Retirement Class
Retirement Class 7,229,214 1,552,842 190,021,816 157,333,490
Retail Class
Retail Class 75,837 217,740 12,210,822 11,860,819
Class W
Class W 168,518,734 346,760,366 – –
Reinvestments of distributions: Institutional Class 5,394,899 1,267,923 11,047,222 3,943,381
Advisor Class
Advisor Class – – 63,694 18,561
Premier Class
Premier Class – – 9,913 4,242
Retirement Class
Retirement Class 267,572 70,739 11,638,754 2,794,500
Retail Class
Retail Class 59,813 14,221 634,425 155,211
Class W
Class W 97,600,960 27,780,465 – –
Redemptions: Institutional Class (8,392,506) (8,313,017) (112,953,530) (56,774,439)
Advisor Class
Advisor Class – – (2,476,276) (146,523)
Premier Class
Premier Class – – (32,711) (216,406)
Retirement Class
Retirement Class (1,306,110) (1,369,442) (1,070,872) (451,363)
Retail Class
Retail Class (80,518) (105,920) (6,540,478) (4,529,964)
Class W
Class W (160,256,693) (121,608,379) – –
Net increase (decrease) from shareholder transactions 119,524,028 269,363,755 499,338,764 266,155,711
Net increase (decrease) in net assets (383,901,506) 597,590,690 177,365,094 455,022,206
NET ASSETS
Beginning of period 1,579,073,079 981,482,389 968,459,008 513,436,802
End of period $ 1,195,171,573 $ 1,579,073,079 $ 1,145,824,102 $ 968,459,008
CHANGE IN FUND SHARES
Shares sold: Institutional Class 1,015,089 1,918,136 32,956,696 11,540,221
Advisor Class
Advisor Class – – 895,856 79,864
Premier Class
Premier Class – – 6,715 29,335
Retirement Class
Retirement Class 719,058 134,319 15,949,816 12,128,287
Retail Class
Retail Class 6,966 18,209 989,522 919,767
Class W
Class W 17,098,702 28,537,923 – –
Shares reinvested: Institutional Class 477,425 121,332 837,545 328,889
Advisor Class
Advisor Class – – 4,833 1,548
Premier Class
Premier Class – – 750 353
Retirement Class
Retirement Class 23,679 6,769 885,076 233,654
Retail Class
Retail Class 5,279 1,357 48,209 12,967
Class W
Class W 8,621,993 2,655,876 – –
Shares redeemed: Institutional Class (806,177) (738,954) (9,861,747) (4,376,717)
Advisor Class
Advisor Class – – (245,872) (11,594)
Premier Class
Premier Class – – (2,912) (16,300)
Retirement Class
Retirement Class (130,592) (116,343) (91,973) (36,699)
Retail Class
Retail Class (7,647) (9,005) (542,892) (348,385)
Class W
Class W (15,191,250) (10,541,298) – –
Net increase (decrease) from shareholder transactions 11,832,525 21,988,321 41,829,622 20,485,190

TIAA-CREF Funds
Financial highlights
See notes to financial statements
164
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.1
GROWTH & INCOME FUND
Institutional Class: 10/31/22 $ 20 .07 $ 0 .17 $ ( 3 .24 ) $ ( 3 .07 ) $ ( 0 .17 ) $ ( 3 .25 ) $ ( 3 .42 ) $ 13 .58
10/31/21 15 .16 0 .14 5 .97 6 .11 ( 0 .16 ) ( 1 .04 ) ( 1 .20 ) 20 .07
10/31/20 14 .63 0 .17 1 .33 1 .50 ( 0 .21 ) ( 0 .76 ) ( 0 .97 ) 15 .16
10/31/19 14 .44 0 .21 1 .20 1 .41 ( 0 .18 ) ( 1 .04 ) ( 1 .22 ) 14 .63
10/31/18 14 .34 0 .17 0 .62 0 .79 ( 0 .15 ) ( 0 .54 ) ( 0 .69 ) 14 .44
Advisor Class: 10/31/22 20 .09 0 .15 ( 3 .23 ) ( 3 .08 ) ( 0 .16 ) ( 3 .25 ) ( 3 .41 ) 13 .60
10/31/21 15 .17 0 .12 5 .99 6 .11 ( 0 .15 ) ( 1 .04 ) ( 1 .19 ) 20 .09
10/31/20 14 .64 0 .15 1 .33 1 .48 ( 0 .19 ) ( 0 .76 ) ( 0 .95 ) 15 .17
10/31/19 14 .45 0 .20 1 .19 1 .39 ( 0 .16 ) ( 1 .04 ) ( 1 .20 ) 14 .64
10/31/18 14 .34 0 .15 0 .64 0 .79 ( 0 .14 ) ( 0 .54 ) ( 0 .68 ) 14 .45
Premier Class: 10/31/22 20 .11 0 .14 ( 3 .23 ) ( 3 .09 ) ( 0 .15 ) ( 3 .25 ) ( 3 .40 ) 13 .62
10/31/21 15 .19 0 .11 5 .99 6 .10 ( 0 .14 ) ( 1 .04 ) ( 1 .18 ) 20 .11
10/31/20 14 .65 0 .15 1 .33 1 .48 ( 0 .18 ) ( 0 .76 ) ( 0 .94 ) 15 .19
10/31/19 14 .45 0 .19 1 .20 1 .39 ( 0 .15 ) ( 1 .04 ) ( 1 .19 ) 14 .65
10/31/18 14 .35 0 .14 0 .63 0 .77 ( 0 .13 ) ( 0 .54 ) ( 0 .67 ) 14 .45
Retirement Class: 10/31/22 20 .51 0 .13 ( 3 .31 ) ( 3 .18 ) ( 0 .13 ) ( 3 .25 ) ( 3 .38 ) 13 .95
10/31/21 15 .47 0 .09 6 .11 6 .20 ( 0 .12 ) ( 1 .04 ) ( 1 .16 ) 20 .51
10/31/20 14 .91 0 .13 1 .36 1 .49 ( 0 .17 ) ( 0 .76 ) ( 0 .93 ) 15 .47
10/31/19 14 .69 0 .18 1 .22 1 .40 ( 0 .14 ) ( 1 .04 ) ( 1 .18 ) 14 .91
10/31/18 14 .57 0 .13 0 .64 0 .77 ( 0 .11 ) ( 0 .54 ) ( 0 .65 ) 14 .69
Retail Class: 10/31/22 28 .59 0 .20 ( 4 .90 ) ( 4 .70 ) ( 0 .12 ) ( 3 .25 ) ( 3 .37 ) 20 .52
10/31/21 21 .14 0 .12 8 .46 8 .58 ( 0 .09 ) ( 1 .04 ) ( 1 .13 ) 28 .59
10/31/20 20 .02 0 .17 1 .86 2 .03 ( 0 .15 ) ( 0 .76 ) ( 0 .91 ) 21 .14
10/31/19 19 .30 0 .23 1 .65 1 .88 ( 0 .12 ) ( 1 .04 ) ( 1 .16 ) 20 .02
10/31/18 18 .94 0 .16 0 .83 0 .99 ( 0 .09 ) ( 0 .54 ) ( 0 .63 ) 19 .30
Class W: 10/31/22 20 .07 0 .23 ( 3 .23 ) ( 3 .00 ) ( 0 .24 ) ( 3 .25 ) ( 3 .49 ) 13 .58
10/31/21 15 .16 0 .21 5 .98 6 .19 ( 0 .24 ) ( 1 .04 ) ( 1 .28 ) 20 .07
10/31/20 14 .64 0 .22 1 .32 1 .54 ( 0 .26 ) ( 0 .76 ) ( 1 .02 ) 15 .16
10/31/19 14 .45 0 .27 1 .19 1 .46 ( 0 .23 ) ( 1 .04 ) ( 1 .27 ) 14 .64
10/31/18
†
15 .93 0 .01 ( 1 .49 ) ( 1 .48 ) — — — 14 .45
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.
f
Does not include in-kind transactions.

See notes to financial statements
165
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 18 .53 ) % $ 1,358,311 0 .41% 0 .40% 1 .08% 74%
42 .33 1,988,937 0 .40 0 .40 0 .77 61
f
10 .81 1,126,795 0 .40 0 .40 1 .15 64
10 .94 1,409,853 0 .41 0 .40 1 .51 68
5 .61 1,688,858 0 .40 0 .40 1 .11 59
( 18 .59 ) 3,048 0 .50 0 .50 1 .01 74
42 .23 3,428 0 .50 0 .50 0 .66 61
f
10 .70 2,701 0 .49 0 .49 1 .04 64
10 .83 2,075 0 .51 0 .50 1 .44 68
5 .56 437 0 .50 0 .50 0 .98 59
( 18 .62 ) 8,396 0 .55 0 .55 0 .87 74
42 .08 20,731 0 .55 0 .55 0 .63 61
f
10 .67 25,805 0 .55 0 .55 1 .03 64
10 .74 44,314 0 .56 0 .55 1 .34 68
5 .52 132,573 0 .55 0 .55 0 .94 59
( 18 .68 ) 406,033 0 .66 0 .65 0 .83 74
41 .96 577,096 0 .65 0 .65 0 .51 61
f
10 .50 452,343 0 .65 0 .65 0 .89 64
10 .67 497,202 0 .66 0 .65 1 .27 68
5 .39 553,819 0 .65 0 .65 0 .83 59
( 18 .73 ) 1,292,439 0 .69 0 .62 0 .87 74
41 .97 1,664,005 0 .69 0 .69 0 .48 61
f
10 .50 1,212,620 0 .69 0 .69 0 .85 64
10 .60 1,199,088 0 .70 0 .69 1 .23 68
5 .32 1,162,488 0 .69 0 .69 0 .79 59
( 18 .17 ) 2,049,653 0 .41 0.00 1 .49 74
42 .93 2,739,781 0 .40 0.00 1 .17 61
f
11 .21 2,914,760 0 .40 0.00 1 .53 64
11 .39 3,363,807 0 .41 0.00 1 .93 68
( 9 .29 )
b
3,027,314 0 .41
c
0.00
c
0 .95
c
59

Financial highlights
TIAA-CREF Funds
See notes to financial statements
166
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.2
LARGE-CAP GROWTH FUND
Institutional Class: 10/31/22 $ 26 .91 $ 0 .06 $ ( 7 .91 ) $ ( 7 .85 ) $ ( 0 .03 ) $ ( 2 .49 ) $ ( 2 .52 ) $ 16 .54
10/31/21 27 .14 0 .02 8 .17 8 .19 ( 0 .11 ) ( 8 .31 ) ( 8 .42 ) 26 .91
10/31/20 21 .43 0 .08 6 .59 6 .67 ( 0 .09 ) ( 0 .87 ) ( 0 .96 ) 27 .14
10/31/19 21 .42 0 .11 2 .37 2 .48 ( 0 .12 ) ( 2 .35 ) ( 2 .47 ) 21 .43
10/31/18 20 .08 0 .12 2 .08 2 .20 ( 0 .10 ) ( 0 .76 ) ( 0 .86 ) 21 .42
Advisor Class: 10/31/22 26 .88 0 .05 ( 7 .91 ) ( 7 .86 ) ( 0 .01 ) ( 2 .49 ) ( 2 .50 ) 16 .52
10/31/21 27 .12 0 .00
d
8 .17 8 .17 ( 0 .10 ) ( 8 .31 ) ( 8 .41 ) 26 .88
10/31/20 21 .41 0 .06 6 .59 6 .65 ( 0 .07 ) ( 0 .87 ) ( 0 .94 ) 27 .12
10/31/19 21 .40 0 .10 2 .37 2 .47 ( 0 .11 ) ( 2 .35 ) ( 2 .46 ) 21 .41
10/31/18 20 .06 0 .06 2 .11 2 .17 ( 0 .07 ) ( 0 .76 ) ( 0 .83 ) 21 .40
Premier Class: 10/31/22 26 .88 0 .03 ( 7 .90 ) ( 7 .87 ) — ( 2 .49 ) ( 2 .49 ) 16 .52
10/31/21 27 .10 ( 0 .01 ) 8 .16 8 .15 ( 0 .06 ) ( 8 .31 ) ( 8 .37 ) 26 .88
10/31/20 21 .40 0 .05 6 .58 6 .63 ( 0 .06 ) ( 0 .87 ) ( 0 .93 ) 27 .10
10/31/19 21 .37 0 .08 2 .37 2 .45 ( 0 .07 ) ( 2 .35 ) ( 2 .42 ) 21 .40
10/31/18 20 .04 0 .08 2 .08 2 .16 ( 0 .07 ) ( 0 .76 ) ( 0 .83 ) 21 .37
Retirement Class: 10/31/22 26 .63 0 .01 ( 7 .82 ) ( 7 .81 ) — ( 2 .49 ) ( 2 .49 ) 16 .33
10/31/21 26 .93 ( 0 .04 ) 8 .10 8 .06 ( 0 .05 ) ( 8 .31 ) ( 8 .36 ) 26 .63
10/31/20 21 .27 0 .02 6 .54 6 .56 ( 0 .03 ) ( 0 .87 ) ( 0 .90 ) 26 .93
10/31/19 21 .27 0 .06 2 .36 2 .42 ( 0 .07 ) ( 2 .35 ) ( 2 .42 ) 21 .27
10/31/18 19 .94 0 .05 2 .08 2 .13 ( 0 .04 ) ( 0 .76 ) ( 0 .80 ) 21 .27
Retail Class: 10/31/22 26 .77 0 .02 ( 7 .87 ) ( 7 .85 ) — ( 2 .49 ) ( 2 .49 ) 16 .43
10/31/21 27 .03 ( 0 .05 ) 8 .14 8 .09 ( 0 .04 ) ( 8 .31 ) ( 8 .35 ) 26 .77
10/31/20 21 .34 0 .01 6 .57 6 .58 ( 0 .02 ) ( 0 .87 ) ( 0 .89 ) 27 .03
10/31/19 21 .33 0 .05 2 .36 2 .41 ( 0 .05 ) ( 2 .35 ) ( 2 .40 ) 21 .34
10/31/18 20 .00 0 .05 2 .08 2 .13 ( 0 .04 ) ( 0 .76 ) ( 0 .80 ) 21 .33
Class W: 10/31/22 27 .00 0 .14 ( 7 .92 ) ( 7 .78 ) ( 0 .14 ) ( 2 .49 ) ( 2 .63 ) 16 .59
10/31/21 27 .24 0 .12 8 .19 8 .31 ( 0 .24 ) ( 8 .31 ) ( 8 .55 ) 27 .00
10/31/20 21 .50 0 .18 6 .61 6 .79 ( 0 .18 ) ( 0 .87 ) ( 1 .05 ) 27 .24
10/31/19 21 .43 0 .19 2 .37 2 .56 ( 0 .14 ) ( 2 .35 ) ( 2 .49 ) 21 .50
10/31/18
†
23 .77 0 .01 ( 2 .35 ) ( 2 .34 ) — — — 21 .43
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.

See notes to financial statements
167
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 32 .08 ) % $ 1,294,222 0 .41% 0 .40% 0 .30% 64%
37 .36 2,055,310 0 .40 0 .40 0 .09 47
32 .43 1,606,751 0 .41 0 .40 0 .34 143
13 .60 1,333,235 0 .42 0 .41 0 .54 97
11 .30 1,122,258 0 .41 0 .41 0 .55 90
( 32 .13 ) 3,715 0 .48 0 .47 0 .23 64
37 .25 5,462 0 .48 0 .48 0 .02 47
32 .33 4,820 0 .48 0 .48 0 .24 143
13 .55 2,995 0 .50 0 .50 0 .48 97
11 .19 7,303 0 .52 0 .52 0 .26 90
( 32 .17 ) 11,303 0 .56 0 .55 0 .15 64
37 .18 15,987 0 .55 0 .55 ( 0 .06 ) 47
32 .22 14,407 0 .56 0 .55 0 .22 143
13 .45 19,839 0 .57 0 .56 0 .39 97
11 .11 19,249 0 .57 0 .57 0 .38 90
( 32 .22 ) 272,488 0 .66 0 .65 0 .04 64
36 .99 477,945 0 .65 0 .65 ( 0 .16 ) 47
32 .08 395,851 0 .66 0 .65 0 .08 143
13 .35 309,694 0 .66 0 .66 0 .30 97
11 .03 343,094 0 .67 0 .67 0 .25 90
( 32 .23 ) 936,049 0 .71 0 .62 0 .08 64
36 .96 1,476,126 0 .69 0 .69 ( 0 .20 ) 47
32 .05 1,127,972 0 .70 0 .70 0 .04 143
13 .25 991,814 0 .71 0 .71 0 .24 97
10 .97 986,875 0 .72 0 .72 0 .22 90
( 31 .80 ) 2,179,231 0 .41 0.00 0 .70 64
37 .86 3,158,816 0 .40 0.00 0 .49 47
32 .94 2,942,406 0 .41 0.00 0 .75 143
14 .11 3,050,002 0 .41 0.00 0 .95 97
( 9 .84 )
b
2,671,086 0 .42
c
0.00
c
0 .42
c
90

Financial highlights
TIAA-CREF Funds
See notes to financial statements
168
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.3
LARGE-CAP VALUE FUND
Institutional Class: 10/31/22 $ 23 .14 $ 0 .32 $ ( 1 .73 ) $ ( 1 .41 ) $ ( 0 .32 ) $ ( 1 .68 ) $ ( 2 .00 ) $ 19 .73
10/31/21 16 .01 0 .28 7 .20 7 .48 ( 0 .35 ) — ( 0 .35 ) 23 .14
10/31/20 17 .68 0 .33 ( 1 .62 ) ( 1 .29 ) ( 0 .38 ) — ( 0 .38 ) 16 .01
10/31/19 17 .98 0 .34 1 .23 1 .57 ( 0 .34 ) ( 1 .53 ) ( 1 .87 ) 17 .68
10/31/18 19 .56 0 .33 ( 0 .64 ) ( 0 .31 ) ( 0 .28 ) ( 0 .99 ) ( 1 .27 ) 17 .98
Advisor Class: 10/31/22 23 .12 0 .31 ( 1 .74 ) ( 1 .43 ) ( 0 .30 ) ( 1 .68 ) ( 1 .98 ) 19 .71
10/31/21 15 .99 0 .26 7 .21 7 .47 ( 0 .34 ) — ( 0 .34 ) 23 .12
10/31/20 17 .67 0 .31 ( 1 .61 ) ( 1 .30 ) ( 0 .38 ) — ( 0 .38 ) 15 .99
10/31/19 17 .97 0 .33 1 .23 1 .56 ( 0 .33 ) ( 1 .53 ) ( 1 .86 ) 17 .67
10/31/18 19 .54 0 .32 ( 0 .63 ) ( 0 .31 ) ( 0 .27 ) ( 0 .99 ) ( 1 .26 ) 17 .97
Premier Class: 10/31/22 23 .08 0 .29 ( 1 .73 ) ( 1 .44 ) ( 0 .28 ) ( 1 .68 ) ( 1 .96 ) 19 .68
10/31/21 15 .97 0 .24 7 .19 7 .43 ( 0 .32 ) — ( 0 .32 ) 23 .08
10/31/20 17 .63 0 .31 ( 1 .62 ) ( 1 .31 ) ( 0 .35 ) — ( 0 .35 ) 15 .97
10/31/19 17 .92 0 .32 1 .22 1 .54 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 17 .63
10/31/18 19 .50 0 .30 ( 0 .64 ) ( 0 .34 ) ( 0 .25 ) ( 0 .99 ) ( 1 .24 ) 17 .92
Retirement Class: 10/31/22 23 .03 0 .27 ( 1 .73 ) ( 1 .46 ) ( 0 .26 ) ( 1 .68 ) ( 1 .94 ) 19 .63
10/31/21 15 .93 0 .22 7 .19 7 .41 ( 0 .31 ) — ( 0 .31 ) 23 .03
10/31/20 17 .60 0 .29 ( 1 .63 ) ( 1 .34 ) ( 0 .33 ) — ( 0 .33 ) 15 .93
10/31/19 17 .88 0 .30 1 .23 1 .53 ( 0 .28 ) ( 1 .53 ) ( 1 .81 ) 17 .60
10/31/18 19 .46 0 .28 ( 0 .64 ) ( 0 .36 ) ( 0 .23 ) ( 0 .99 ) ( 1 .22 ) 17 .88
Retail Class: 10/31/22 21 .99 0 .26 ( 1 .65 ) ( 1 .39 ) ( 0 .25 ) ( 1 .68 ) ( 1 .93 ) 18 .67
10/31/21 15 .23 0 .20 6 .86 7 .06 ( 0 .30 ) — ( 0 .30 ) 21 .99
10/31/20 16 .84 0 .26 ( 1 .54 ) ( 1 .28 ) ( 0 .33 ) — ( 0 .33 ) 15 .23
10/31/19 17 .22 0 .28 1 .17 1 .45 ( 0 .30 ) ( 1 .53 ) ( 1 .83 ) 16 .84
10/31/18 18 .78 0 .26 ( 0 .61 ) ( 0 .35 ) ( 0 .22 ) ( 0 .99 ) ( 1 .21 ) 17 .22
Class W: 10/31/22 23 .22 0 .41 ( 1 .73 ) ( 1 .32 ) ( 0 .42 ) ( 1 .68 ) ( 2 .10 ) 19 .80
10/31/21 16 .07 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 23 .22
10/31/20 17 .74 0 .39 ( 1 .61 ) ( 1 .22 ) ( 0 .45 ) — ( 0 .45 ) 16 .07
10/31/19 17 .98 0 .40 1 .25 1 .65 ( 0 .36 ) ( 1 .53 ) ( 1 .89 ) 17 .74
10/31/18
†
19 .54 0 .02 ( 1 .58 ) ( 1 .56 ) — — — 17 .98
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.

See notes to financial statements
169
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 6 .76 ) % $ 1,825,968 0 .41% 0 .41% 1 .59% 21%
47 .32 1,898,837 0 .41 0 .40 1 .32 14
( 7 .51 ) 1,467,747 0 .41 0 .40 1 .98 26
10 .23 1,922,604 0 .41 0 .39 2 .06 79
( 1 .84 ) 2,427,959 0 .40 0 .40 1 .73 53
( 6 .83 ) 498 0 .49 0 .49 1 .51 21
47 .30 520 0 .48 0 .48 1 .23 14
( 7 .60 ) 257 0 .47 0 .46 1 .91 26
10 .17 181 0 .45 0 .43 2 .00 79
( 1 .85 ) 171 0 .46 0 .45 1 .66 53
( 6 .88 ) 67,185 0 .56 0 .56 1 .42 21
47 .06 77,309 0 .56 0 .55 1 .18 14
( 7 .65 ) 69,391 0 .56 0 .55 1 .85 26
10 .10 130,723 0 .56 0 .54 1 .92 79
( 2 .01 ) 209,131 0 .55 0 .55 1 .56 53
( 7 .00 ) 485,219 0 .66 0 .66 1 .33 21
47 .01 521,413 0 .66 0 .65 1 .08 14
( 7 .80 ) 423,110 0 .66 0 .65 1 .73 26
10 .03 579,719 0 .66 0 .64 1 .82 79
( 2 .11 ) 750,194 0 .65 0 .65 1 .46 53
( 6 .99 ) 144,801 0 .72 0 .67 1 .33 21
46 .88 155,733 0 .72 0 .71 1 .01 14
( 7 .81 ) 108,093 0 .73 0 .72 1 .67 26
9 .92 132,317 0 .72 0 .70 1 .75 79
( 2 .13 ) 130,587 0 .71 0 .70 1 .41 53
( 6 .34 ) 2,398,375 0 .41 0.00 1 .99 21
47 .95 2,858,782 0 .41 0.00 1 .73 14
( 7 .19 ) 2,698,308 0 .41 0.00 2 .37 26
10 .66 2,900,604 0 .41 0.00 2 .43 79
( 7 .93 )
b
2,706,272 0 .41
c
0.00
c
1 .56
c
53

Financial highlights
TIAA-CREF Funds
See notes to financial statements
170
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.4
MID-CAP GROWTH FUND
Institutional Class: 10/31/22 $ 30 .82 $ 0 .09 $ ( 10 .55 ) $ ( 10 .46 ) $ — $ ( 3 .74 ) $ ( 3 .74 ) $ 16 .62
10/31/21 25 .15 ( 0 .06 ) 8 .91 8 .85 — ( 3 .18 ) ( 3 .18 ) 30 .82
10/31/20 22 .21 0 .00
d
5 .32 5 .32 ( 0 .04 ) ( 2 .34 ) ( 2 .38 ) 25 .15
10/31/19 22 .29 0 .04 2 .90 2 .94 ( 0 .08 ) ( 2 .94 ) ( 3 .02 ) 22 .21
10/31/18 24 .00 0 .09 0 .46 0 .55 ( 0 .13 ) ( 2 .13 ) ( 2 .26 ) 22 .29
Advisor Class: 10/31/22 30 .79 0 .01 ( 10 .48 ) ( 10 .47 ) — ( 3 .74 ) ( 3 .74 ) 16 .58
10/31/21 25 .14 ( 0 .07 ) 8 .90 8 .83 — ( 3 .18 ) ( 3 .18 ) 30 .79
10/31/20 22 .20 ( 0 .08 ) 5 .39 5 .31 ( 0 .03 ) ( 2 .34 ) ( 2 .37 ) 25 .14
10/31/19 22 .28 0 .03 2 .90 2 .93 ( 0 .07 ) ( 2 .94 ) ( 3 .01 ) 22 .20
10/31/18 23 .99 0 .08 0 .45 0 .53 ( 0 .11 ) ( 2 .13 ) ( 2 .24 ) 22 .28
Premier Class: 10/31/22 30 .51 0 .06 ( 10 .43 ) ( 10 .37 ) — ( 3 .74 ) ( 3 .74 ) 16 .40
10/31/21 24 .96 ( 0 .10 ) 8 .83 8 .73 — ( 3 .18 ) ( 3 .18 ) 30 .51
10/31/20 22 .05 ( 0 .03 ) 5 .28 5 .25 ( 0 .00 )
d
( 2 .34 ) ( 2 .34 ) 24 .96
10/31/19 22 .14 0 .01 2 .89 2 .90 ( 0 .05 ) ( 2 .94 ) ( 2 .99 ) 22 .05
10/31/18 23 .85 0 .05 0 .46 0 .51 ( 0 .09 ) ( 2 .13 ) ( 2 .22 ) 22 .14
Retirement Class: 10/31/22 29 .44 0 .04 ( 10 .01 ) ( 9 .97 ) — ( 3 .74 ) ( 3 .74 ) 15 .73
10/31/21 24 .21 ( 0 .13 ) 8 .54 8 .41 — ( 3 .18 ) ( 3 .18 ) 29 .44
10/31/20 21 .47 ( 0 .06 ) 5 .14 5 .08 — ( 2 .34 ) ( 2 .34 ) 24 .21
10/31/19 21 .63 ( 0 .01 ) 2 .81 2 .80 ( 0 .02 ) ( 2 .94 ) ( 2 .96 ) 21 .47
10/31/18 23 .35 0 .03 0 .45 0 .48 ( 0 .07 ) ( 2 .13 ) ( 2 .20 ) 21 .63
Retail Class: 10/31/22 29 .36 0 .05 ( 9 .99 ) ( 9 .94 ) — ( 3 .74 ) ( 3 .74 ) 15 .68
10/31/21 24 .15 ( 0 .14 ) 8 .53 8 .39 — ( 3 .18 ) ( 3 .18 ) 29 .36
10/31/20 21 .44 ( 0 .07 ) 5 .12 5 .05 — ( 2 .34 ) ( 2 .34 ) 24 .15
10/31/19 21 .60 ( 0 .02 ) 2 .81 2 .79 ( 0 .01 ) ( 2 .94 ) ( 2 .95 ) 21 .44
10/31/18 23 .32 0 .01 0 .46 0 .47 ( 0 .06 ) ( 2 .13 ) ( 2 .19 ) 21 .60
a
Based on average shares outstanding.
d
Amount represents less than $0.01 per share.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.

See notes to financial statements
171
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 37 .82 ) % $ 591,705 0 .48% 0 .48% 0 .46% 62%
37 .33 1,113,795 0 .46 0 .46 ( 0 .20 ) 76
26 .16 721,712 0 .48 0 .48 ( 0 .02 ) 107
15 .93 761,182 0 .48 0 .48 0 .20 81
2 .29 759,278 0 .47 0 .47 0 .37 70
( 37 .90 ) 179 0 .47 0 .47 0 .05 62
37 .26 7,557 0 .50 0 .50 ( 0 .24 ) 76
26 .09 5,113 0 .56 0 .56 ( 0 .32 ) 107
15 .87 214 0 .54 0 .54 0 .14 81
2 .22 160 0 .52 0 .52 0 .32 70
( 37 .92 ) 28,494 0 .63 0 .63 0 .28 62
37 .11 60,298 0 .61 0 .61 ( 0 .35 ) 76
26 .03 39,582 0 .63 0 .63 ( 0 .16 ) 107
15 .70 52,210 0 .63 0 .63 0 .06 81
2 .13 71,504 0 .62 0 .62 0 .22 70
( 37 .94 ) 291,903 0 .73 0 .73 0 .21 62
36 .93 524,637 0 .71 0 .71 ( 0 .46 ) 76
25 .91 375,489 0 .73 0 .73 ( 0 .28 ) 107
15 .61 350,839 0 .73 0 .73 ( 0 .05 ) 81
2 .04 352,638 0 .72 0 .72 0 .12 70
( 37 .94 ) 170,207 0 .78 0 .70 0 .24 62
36 .93 297,057 0 .75 0 .75 ( 0 .50 ) 76
25 .80 225,291 0 .78 0 .78 ( 0 .33 ) 107
15 .56 198,852 0 .78 0 .78 ( 0 .10 ) 81
1 .99 179,846 0 .77 0 .77 0 .06 70

Financial highlights
TIAA-CREF Funds
See notes to financial statements
172
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.5
MID-CAP VALUE FUND
Institutional Class: 10/31/22 $ 21 .23 $ 0 .33 $ ( 1 .23 ) $ ( 0 .90 ) $ ( 0 .23 ) $ ( 2 .65 ) $ ( 2 .88 ) $ 17 .45
10/31/21 14 .40 0 .21 6 .92 7 .13 ( 0 .30 ) — ( 0 .30 ) 21 .23
10/31/20 20 .40 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .44 ) ( 3 .32 ) ( 3 .76 ) 14 .40
10/31/19 22 .30 0 .43 0 .87 1 .30 ( 0 .41 ) ( 2 .79 ) ( 3 .20 ) 20 .40
10/31/18 24 .81 0 .39 ( 0 .83 ) ( 0 .44 ) ( 0 .40 ) ( 1 .67 ) ( 2 .07 ) 22 .30
Advisor Class: 10/31/22 21 .20 0 .31 ( 1 .23 ) ( 0 .92 ) ( 0 .21 ) ( 2 .65 ) ( 2 .86 ) 17 .42
10/31/21 14 .38 0 .20 6 .90 7 .10 ( 0 .28 ) — ( 0 .28 ) 21 .20
10/31/20 20 .37 0 .23 ( 2 .47 ) ( 2 .24 ) ( 0 .43 ) ( 3 .32 ) ( 3 .75 ) 14 .38
10/31/19 22 .28 0 .43 0 .84 1 .27 ( 0 .39 ) ( 2 .79 ) ( 3 .18 ) 20 .37
10/31/18 24 .77 0 .36 ( 0 .81 ) ( 0 .45 ) ( 0 .37 ) ( 1 .67 ) ( 2 .04 ) 22 .28
Premier Class: 10/31/22 21 .18 0 .30 ( 1 .24 ) ( 0 .94 ) ( 0 .19 ) ( 2 .65 ) ( 2 .84 ) 17 .40
10/31/21 14 .37 0 .18 6 .90 7 .08 ( 0 .27 ) — ( 0 .27 ) 21 .18
10/31/20 20 .34 0 .21 ( 2 .46 ) ( 2 .25 ) ( 0 .40 ) ( 3 .32 ) ( 3 .72 ) 14 .37
10/31/19 22 .24 0 .39 0 .86 1 .25 ( 0 .36 ) ( 2 .79 ) ( 3 .15 ) 20 .34
10/31/18 24 .73 0 .35 ( 0 .81 ) ( 0 .46 ) ( 0 .36 ) ( 1 .67 ) ( 2 .03 ) 22 .24
Retirement Class: 10/31/22 21 .04 0 .28 ( 1 .22 ) ( 0 .94 ) ( 0 .18 ) ( 2 .65 ) ( 2 .83 ) 17 .27
10/31/21 14 .28 0 .16 6 .86 7 .02 ( 0 .26 ) — ( 0 .26 ) 21 .04
10/31/20 20 .24 0 .20 ( 2 .45 ) ( 2 .25 ) ( 0 .39 ) ( 3 .32 ) ( 3 .71 ) 14 .28
10/31/19 22 .14 0 .38 0 .85 1 .23 ( 0 .34 ) ( 2 .79 ) ( 3 .13 ) 20 .24
10/31/18 24 .63 0 .32 ( 0 .81 ) ( 0 .49 ) ( 0 .33 ) ( 1 .67 ) ( 2 .00 ) 22 .14
Retail Class: 10/31/22 20 .42 0 .27 ( 1 .17 ) ( 0 .90 ) ( 0 .17 ) ( 2 .65 ) ( 2 .82 ) 16 .70
10/31/21 13 .86 0 .15 6 .66 6 .81 ( 0 .25 ) — ( 0 .25 ) 20 .42
10/31/20 19 .76 0 .18 ( 2 .38 ) ( 2 .20 ) ( 0 .38 ) ( 3 .32 ) ( 3 .70 ) 13 .86
10/31/19 21 .70 0 .36 0 .83 1 .19 ( 0 .34 ) ( 2 .79 ) ( 3 .13 ) 19 .76
10/31/18 24 .19 0 .31 ( 0 .81 ) ( 0 .50 ) ( 0 .32 ) ( 1 .67 ) ( 1 .99 ) 21 .70
a
Based on average shares outstanding.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.

See notes to financial statements
173
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 5 .28 ) % $ 1,089,731 0 .45% 0 .45% 1 .83% 80%
50 .13 1,291,813 0 .45 0 .44 1 .11 80
( 14 .12 ) 1,045,293 0 .46 0 .43 1 .47 143
7 .32 1,881,808 0 .44 0 .40 2 .17 81
( 2 .12 ) 2,312,195 0 .42 0 .39 1 .62 25
( 5 .39 ) 465 0 .54 0 .54 1 .70 80
49 .96 416 0 .54 0 .54 1 .05 80
( 14 .17 ) 446 0 .55 0 .53 1 .45 143
7 .18 879 0 .54 0 .49 2 .22 81
( 2 .17 ) 372 0 .51 0 .48 1 .53 25
( 5 .46 ) 53,551 0 .60 0 .60 1 .65 80
49 .84 73,331 0 .60 0 .59 0 .95 80
( 14 .20 ) 68,187 0 .61 0 .58 1 .36 143
7 .11 124,254 0 .59 0 .55 1 .98 81
( 2 .21 ) 207,370 0 .57 0 .54 1 .46 25
( 5 .54 ) 468,267 0 .70 0 .70 1 .56 80
49 .70 589,412 0 .70 0 .69 0 .86 80
( 14 .29 ) 413,497 0 .71 0 .68 1 .29 143
7 .01 590,795 0 .69 0 .65 1 .92 81
( 2 .33 ) 716,431 0 .67 0 .64 1 .37 25
( 5 .50 ) 196,682 0 .76 0 .70 1 .57 80
49 .65 224,262 0 .76 0 .75 0 .80 80
( 14 .37 ) 168,504 0 .78 0 .76 1 .21 143
6 .96 230,989 0 .74 0 .70 1 .89 81
( 2 .40 ) 243,079 0 .72 0 .69 1 .32 25

Financial highlights
TIAA-CREF Funds
See notes to financial statements
174
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.6
QUANT SMALL-CAP EQUITY FUND
Institutional Class: 10/31/22 $ 23 .18 $ 0 .15 $ ( 2 .62 ) $ ( 2 .47 ) $ ( 0 .12 ) $ ( 3 .91 ) $ ( 4 .03 ) $ 16 .68
10/31/21 14 .40 0 .10 8 .80 8 .90 ( 0 .12 ) — ( 0 .12 ) 23 .18
10/31/20 16 .59 0 .09 ( 1 .38 ) ( 1 .29 ) ( 0 .18 ) ( 0 .72 ) ( 0 .90 ) 14 .40
10/31/19 18 .77 0 .16 0 .55 0 .71 ( 0 .14 ) ( 2 .75 ) ( 2 .89 ) 16 .59
10/31/18 20 .69 0 .14 0 .06 0 .20 ( 0 .16 ) ( 1 .96 ) ( 2 .12 ) 18 .77
Advisor Class: 10/31/22 23 .17 0 .14 ( 2 .62 ) ( 2 .48 ) ( 0 .11 ) ( 3 .91 ) ( 4 .02 ) 16 .67
10/31/21 14 .39 0 .08 8 .80 8 .88 ( 0 .10 ) — ( 0 .10 ) 23 .17
10/31/20 16 .56 0 .08 ( 1 .38 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .39
10/31/19 18 .75 0 .15 0 .53 0 .68 ( 0 .12 ) ( 2 .75 ) ( 2 .87 ) 16 .56
10/31/18 20 .67 0 .11 0 .08 0 .19 ( 0 .15 ) ( 1 .96 ) ( 2 .11 ) 18 .75
Premier Class: 10/31/22 23 .01 0 .12 ( 2 .60 ) ( 2 .48 ) ( 0 .08 ) ( 3 .91 ) ( 3 .99 ) 16 .54
10/31/21 14 .30 0 .07 8 .73 8 .80 ( 0 .09 ) — ( 0 .09 ) 23 .01
10/31/20 16 .47 0 .07 ( 1 .37 ) ( 1 .30 ) ( 0 .15 ) ( 0 .72 ) ( 0 .87 ) 14 .30
10/31/19 18 .64 0 .14 0 .54 0 .68 ( 0 .10 ) ( 2 .75 ) ( 2 .85 ) 16 .47
10/31/18 20 .57 0 .10 0 .06 0 .16 ( 0 .13 ) ( 1 .96 ) ( 2 .09 ) 18 .64
Retirement Class: 10/31/22 22 .43 0 .10 ( 2 .53 ) ( 2 .43 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 16 .03
10/31/21 13 .94 0 .04 8 .53 8 .57 ( 0 .08 ) — ( 0 .08 ) 22 .43
10/31/20 16 .08 0 .06 ( 1 .35 ) ( 1 .29 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .94
10/31/19 18 .27 0 .12 0 .52 0 .64 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 16 .08
10/31/18 20 .20 0 .08 0 .06 0 .14 ( 0 .11 ) ( 1 .96 ) ( 2 .07 ) 18 .27
Retail Class: 10/31/22 22 .12 0 .10 ( 2 .49 ) ( 2 .39 ) ( 0 .06 ) ( 3 .91 ) ( 3 .97 ) 15 .76
10/31/21 13 .75 0 .04 8 .41 8 .45 ( 0 .08 ) — ( 0 .08 ) 22 .12
10/31/20 15 .87 0 .05 ( 1 .32 ) ( 1 .27 ) ( 0 .13 ) ( 0 .72 ) ( 0 .85 ) 13 .75
10/31/19 18 .08 0 .12 0 .50 0 .62 ( 0 .08 ) ( 2 .75 ) ( 2 .83 ) 15 .87
10/31/18 20 .00 0 .07 0 .07 0 .14 ( 0 .10 ) ( 1 .96 ) ( 2 .06 ) 18 .08
Class W: 10/31/22 23 .25 0 .22 ( 2 .62 ) ( 2 .40 ) ( 0 .22 ) ( 3 .91 ) ( 4 .13 ) 16 .72
10/31/21 14 .43 0 .19 8 .81 9 .00 ( 0 .18 ) — ( 0 .18 ) 23 .25
10/31/20 16 .64 0 .14 ( 1 .37 ) ( 1 .23 ) ( 0 .26 ) ( 0 .72 ) ( 0 .98 ) 14 .43
10/31/19 18 .77 0 .23 0 .55 0 .78 ( 0 .16 ) ( 2 .75 ) ( 2 .91 ) 16 .64
10/31/18
†
20 .86 0 .00
d
( 2 .09 ) ( 2 .09 ) — — — 18 .77
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
f
Does not include in-kind transactions.

See notes to financial statements
175
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 12 .42 ) % $ 1,557,567 0 .42% 0 .42% 0 .87% 74%
62 .02 1,554,570 0 .41 0 .41 0 .49 64
f
( 8 .35 ) 1,150,062 0 .43 0 .40 0 .65 93
5 .34 1,482,549 0 .42 0 .39 1 .01 98
0 .85 1,728,014 0 .41 0 .40 0 .68 87
( 12 .48 ) 1,006 0 .48 0 .48 0 .81 74
61 .95 781 0 .48 0 .47 0 .40 64
f
( 8 .46 ) 464 0 .50 0 .48 0 .58 93
5 .25 757 0 .52 0 .50 0 .89 98
0 .84 2,770 0 .48 0 .47 0 .58 87
( 12 .58 ) 59,270 0 .57 0 .57 0 .72 74
61 .90 80,889 0 .56 0 .56 0 .31 64
f
( 8 .57 ) 65,169 0 .58 0 .55 0 .49 93
5 .28 114,749 0 .57 0 .54 0 .85 98
0 .68 152,816 0 .56 0 .55 0 .51 87
( 12 .65 ) 368,657 0 .67 0 .67 0 .61 74
61 .64 451,648 0 .66 0 .66 0 .22 64
f
( 8 .61 ) 328,265 0 .68 0 .65 0 .40 93
5 .14 440,064 0 .67 0 .64 0 .76 98
0 .60 527,678 0 .66 0 .65 0 .40 87
( 12 .67 ) 129,747 0 .72 0 .69 0 .60 74
61 .59 157,995 0 .72 0 .69 0 .18 64
f
( 8 .61 ) 100,998 0 .74 0 .67 0 .38 93
5 .06 127,462 0 .72 0 .65 0 .74 98
0 .62 146,385 0 .71 0 .67 0 .38 87
( 12 .05 ) 616,706 0 .42 0.00 1 .29 74
62 .73 830,786 0 .41 0.00 0 .88 64
f
( 8 .01 ) 679,638 0 .42 0.00 0 .98 93
5 .78 778,275 0 .42 0.00 1 .40 98
( 10 .02 )
b
794,946 0 .41
c
0.00
c
( 0 .30 )
c
87

Financial highlights
TIAA-CREF Funds
See notes to financial statements
176
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.7
QUANT SMALL/MID-CAP EQUITY FUND
Institutional Class: 10/31/22 $ 18 .26 $ 0 .15 $ ( 2 .26 ) $ ( 2 .11 ) $ ( 0 .19 ) $ ( 2 .98 ) $ ( 3 .17 ) $ 12 .98
10/31/21 11 .43 0 .12 6 .96 7 .08 ( 0 .10 ) ( 0 .15 ) ( 0 .25 ) 18 .26
10/31/20 12 .29 0 .10 ( 0 .24 ) ( 0 .14 ) ( 0 .11 ) ( 0 .61 ) ( 0 .72 ) 11 .43
10/31/19 12 .43 0 .11 1 .08 1 .19 ( 0 .10 ) ( 1 .23 ) ( 1 .33 ) 12 .29
10/31/18 12 .38 0 .13 0 .60 0 .73 ( 0 .13 ) ( 0 .55 ) ( 0 .68 ) 12 .43
Advisor Class: 10/31/22 18 .28 0 .12 ( 2 .25 ) ( 2 .13 ) ( 0 .17 ) ( 2 .98 ) ( 3 .15 ) 13 .00
10/31/21 11 .45 0 .10 6 .97 7 .07 ( 0 .09 ) ( 0 .15 ) ( 0 .24 ) 18 .28
10/31/20 12 .31 0 .08 ( 0 .23 ) ( 0 .15 ) ( 0 .10 ) ( 0 .61 ) ( 0 .71 ) 11 .45
10/31/19 12 .44 0 .11 1 .08 1 .19 ( 0 .09 ) ( 1 .23 ) ( 1 .32 ) 12 .31
10/31/18 12 .37 0 .07 0 .68 0 .75 ( 0 .13 ) ( 0 .55 ) ( 0 .68 ) 12 .44
Premier Class: 10/31/22 18 .35 0 .13 ( 2 .28 ) ( 2 .15 ) ( 0 .16 ) ( 2 .98 ) ( 3 .14 ) 13 .06
10/31/21 11 .49 0 .09 7 .00 7 .09 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .35
10/31/20 12 .27 0 .08 ( 0 .24 ) ( 0 .16 ) ( 0 .01 ) ( 0 .61 ) ( 0 .62 ) 11 .49
10/31/19 12 .41 0 .09 1 .08 1 .17 ( 0 .08 ) ( 1 .23 ) ( 1 .31 ) 12 .27
10/31/18 12 .36 0 .09 0 .62 0 .71 ( 0 .11 ) ( 0 .55 ) ( 0 .66 ) 12 .41
Retirement Class: 10/31/22 18 .16 0 .11 ( 2 .25 ) ( 2 .14 ) ( 0 .15 ) ( 2 .98 ) ( 3 .13 ) 12 .89
10/31/21 11 .38 0 .08 6 .93 7 .01 ( 0 .08 ) ( 0 .15 ) ( 0 .23 ) 18 .16
10/31/20 12 .24 0 .07 ( 0 .24 ) ( 0 .17 ) ( 0 .08 ) ( 0 .61 ) ( 0 .69 ) 11 .38
10/31/19 12 .39 0 .08 1 .07 1 .15 ( 0 .07 ) ( 1 .23 ) ( 1 .30 ) 12 .24
10/31/18 12 .34 0 .07 0 .63 0 .70 ( 0 .10 ) ( 0 .55 ) ( 0 .65 ) 12 .39
Retail Class: 10/31/22 18 .12 0 .10 ( 2 .24 ) ( 2 .14 ) ( 0 .13 ) ( 2 .98 ) ( 3 .11 ) 12 .87
10/31/21 11 .36 0 .05 6 .92 6 .97 ( 0 .06 ) ( 0 .15 ) ( 0 .21 ) 18 .12
10/31/20 12 .21 0 .06 ( 0 .23 ) ( 0 .17 ) ( 0 .07 ) ( 0 .61 ) ( 0 .68 ) 11 .36
10/31/19 12 .37 0 .07 1 .06 1 .13 ( 0 .06 ) ( 1 .23 ) ( 1 .29 ) 12 .21
10/31/18 12 .32 0 .06 0 .63 0 .69 ( 0 .09 ) ( 0 .55 ) ( 0 .64 ) 12 .37
Class W: 10/31/22 18 .36 0 .22 ( 2 .27 ) ( 2 .05 ) ( 0 .28 ) ( 2 .98 ) ( 3 .26 ) 13 .05
10/31/21 11 .48 0 .19 6 .99 7 .18 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 18 .36
10/31/20 12 .34 0 .15 ( 0 .23 ) ( 0 .08 ) ( 0 .17 ) ( 0 .61 ) ( 0 .78 ) 11 .48
10/31/19 12 .44 0 .17 1 .07 1 .24 ( 0 .11 ) ( 1 .23 ) ( 1 .34 ) 12 .34
10/31/18
†
13 .81 0 .00
d
( 1 .37 ) ( 1 .37 ) — — — 12 .44
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.

See notes to financial statements
177
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 13 .73 ) % $ 67,645 0 .48% 0 .48% 1 .08% 90%
62 .76 63,132 0 .47 0 .47 0 .73 85
( 1 .48 ) 41,061 0 .50 0 .50 0 .88 88
11 .20 43,317 0 .50 0 .50 0 .95 81
6 .02 34,106 0 .50 0 .50 1 .01 64
( 13 .81 ) 14,375 0 .60 0 .60 0 .91 90
62 .57 9,481 0 .59 0 .59 0 .57 85
( 1 .55 ) 1,702 0 .58 0 .58 0 .72 88
11 .18 244 0 .54 0 .54 0 .94 81
6 .19 1,789 0 .57 0 .57 0 .54 64
( 13 .86 ) 131 0 .64 0 .64 0 .92 90
62 .45 254 0 .66 0 .66 0 .54 85
( 1 .61 ) 115 0 .68 0 .68 0 .71 88
11 .04 123 0 .66 0 .66 0 .80 81
5 .89 1,241 0 .66 0 .66 0 .74 64
( 13 .93 ) 258,943 0 .73 0 .73 0 .80 90
62 .34 91,997 0 .72 0 .72 0 .48 85
( 1 .70 ) 21,008 0 .75 0 .75 0 .61 88
10 .89 11,950 0 .75 0 .75 0 .71 81
5 .83 10,728 0 .76 0 .76 0 .57 64
( 13 .97 ) 17,929 0 .81 0 .78 0 .75 90
62 .02 17,683 0 .87 0 .87 0 .32 85
( 1 .76 ) 6,757 0 .89 0 .89 0 .51 88
10 .67 5,765 0 .88 0 .88 0 .59 81
5 .77 5,699 0 .88 0 .87 0 .48 64
( 13 .30 ) 875,424 0 .48 0.00 1 .55 90
63 .50 972,344 0 .47 0.00 1 .19 85
( 0 .97 ) 675,231 0 .50 0.00 1 .37 88
11 .73 624,076 0 .50 0.00 1 .46 81
( 9 .92 )
b
593,204 0 .52
c
0.00
c
( 0 .12 )
c
64

Financial highlights
TIAA-CREF Funds
See notes to financial statements
178
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.8
SOCIAL CHOICE EQUITY FUND
Institutional Class: 10/31/22 $ 30 .44 $ 0 .34 $ ( 4 .89 ) $ ( 4 .55 ) $ ( 0 .33 ) $ ( 2 .36 ) $ ( 2 .69 ) $ 23 .20
10/31/21 21 .42 0 .31 9 .05 9 .36 ( 0 .30 ) ( 0 .04 ) ( 0 .34 ) 30 .44
10/31/20 20 .36 0 .31 1 .76 2 .07 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 21 .42
10/31/19 19 .40 0 .34 2 .25 2 .59 ( 0 .31 ) ( 1 .32 ) ( 1 .63 ) 20 .36
10/31/18 19 .19 0 .33 0 .65 0 .98 ( 0 .31 ) ( 0 .46 ) ( 0 .77 ) 19 .40
Advisor Class: 10/31/22 30 .40 0 .32 ( 4 .88 ) ( 4 .56 ) ( 0 .31 ) ( 2 .36 ) ( 2 .67 ) 23 .17
10/31/21 21 .39 0 .29 9 .05 9 .34 ( 0 .29 ) ( 0 .04 ) ( 0 .33 ) 30 .40
10/31/20 20 .34 0 .29 1 .75 2 .04 ( 0 .31 ) ( 0 .68 ) ( 0 .99 ) 21 .39
10/31/19 19 .39 0 .33 2 .24 2 .57 ( 0 .30 ) ( 1 .32 ) ( 1 .62 ) 20 .34
10/31/18 19 .18 0 .33 0 .64 0 .97 ( 0 .30 ) ( 0 .46 ) ( 0 .76 ) 19 .39
Premier Class: 10/31/22 30 .29 0 .29 ( 4 .86 ) ( 4 .57 ) ( 0 .28 ) ( 2 .36 ) ( 2 .64 ) 23 .08
10/31/21 21 .32 0 .27 9 .01 9 .28 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 30 .29
10/31/20 20 .27 0 .28 1 .74 2 .02 ( 0 .29 ) ( 0 .68 ) ( 0 .97 ) 21 .32
10/31/19 19 .33 0 .31 2 .23 2 .54 ( 0 .28 ) ( 1 .32 ) ( 1 .60 ) 20 .27
10/31/18 19 .11 0 .30 0 .66 0 .96 ( 0 .28 ) ( 0 .46 ) ( 0 .74 ) 19 .33
Retirement Class: 10/31/22 30 .90 0 .28 ( 4 .97 ) ( 4 .69 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 23 .59
10/31/21 21 .75 0 .25 9 .19 9 .44 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 30 .90
10/31/20 20 .66 0 .26 1 .79 2 .05 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 21 .75
10/31/19 19 .67 0 .30 2 .27 2 .57 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 20 .66
10/31/18 19 .44 0 .29 0 .66 0 .95 ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 19 .67
Retail Class: 10/31/22 26 .78 0 .24 ( 4 .25 ) ( 4 .01 ) ( 0 .26 ) ( 2 .36 ) ( 2 .62 ) 20 .15
10/31/21 18 .88 0 .21 7 .98 8 .19 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 26 .78
10/31/20 18 .07 0 .22 1 .55 1 .77 ( 0 .28 ) ( 0 .68 ) ( 0 .96 ) 18 .88
10/31/19 17 .40 0 .26 1 .99 2 .25 ( 0 .26 ) ( 1 .32 ) ( 1 .58 ) 18 .07
10/31/18 17 .28 0 .25 0 .59 0 .84 ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 17 .40
a
Based on average shares outstanding.

See notes to financial statements
179
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 16 .45 ) % $ 4,583,693 0 .18% 0 .17% 1 .34% 19%
44 .13 5,751,972 0 .17 0 .16 1 .15 27
10 .45 3,961,520 0 .18 0 .17 1 .52 26
14 .83 3,440,954 0 .17 0 .17 1 .81 21
5 .17 2,595,050 0 .17 0 .17 1 .69 29
( 16 .51 ) 40,920 0 .27 0 .26 1 .26 19
44 .05 55,706 0 .25 0 .25 1 .06 27
10 .34 37,323 0 .26 0 .25 1 .43 26
14 .74 22,476 0 .24 0 .24 1 .73 21
5 .15 12,595 0 .22 0 .22 1 .64 29
( 16 .57 ) 69,976 0 .37 0 .36 1 .15 19
43 .89 112,030 0 .33 0 .32 0 .99 27
10 .26 89,235 0 .34 0 .33 1 .38 26
14 .62 95,411 0 .33 0 .33 1 .66 21
5 .07 91,623 0 .33 0 .33 1 .54 29
( 16 .65 ) 805,465 0 .43 0 .42 1 .09 19
43 .75 1,047,445 0 .42 0 .41 0 .90 27
10 .20 767,329 0 .43 0 .42 1 .27 26
14 .48 674,563 0 .42 0 .42 1 .55 21
4 .96 476,339 0 .42 0 .42 1 .44 29
( 16 .64 ) 563,642 0 .46 0 .41 1 .11 19
43 .78 691,931 0 .44 0 .43 0 .88 27
10 .09 468,736 0 .46 0 .45 1 .25 26
14 .51 462,601 0 .45 0 .45 1 .54 21
4 .93 447,785 0 .45 0 .45 1 .42 29

Financial highlights
TIAA-CREF Funds
See notes to financial statements
180
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
2.9
SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class: 10/31/22 $ 21 .44 $ 0 .21 $ ( 3 .71 ) $ ( 3 .50 ) $ ( 0 .17 ) $ ( 1 .01 ) $ ( 1 .18 ) $ 16 .76
10/31/21 15 .16 0 .19 6 .47 6 .66 ( 0 .16 ) ( 0 .22 ) ( 0 .38 ) 21 .44
10/31/20 13 .93 0 .19 1 .43 1 .62 ( 0 .18 ) ( 0 .21 ) ( 0 .39 ) 15 .16
10/31/19 12 .77 0 .22 1 .64 1 .86 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 13 .93
10/31/18 12 .50 0 .20 0 .36 0 .56 ( 0 .17 ) ( 0 .12 ) ( 0 .29 ) 12 .77
Advisor Class: 10/31/22 21 .41 0 .18 ( 3 .70 ) ( 3 .52 ) ( 0 .15 ) ( 1 .01 ) ( 1 .16 ) 16 .73
10/31/21 15 .14 0 .17 6 .46 6 .63 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .41
10/31/20 13 .92 0 .19 1 .41 1 .60 ( 0 .17 ) ( 0 .21 ) ( 0 .38 ) 15 .14
10/31/19 12 .77 0 .20 1 .64 1 .84 ( 0 .18 ) ( 0 .51 ) ( 0 .69 ) 13 .92
10/31/18 12 .49 0 .18 0 .38 0 .56 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 12 .77
Premier Class: 10/31/22 21 .46 0 .18 ( 3 .72 ) ( 3 .54 ) ( 0 .14 ) ( 1 .01 ) ( 1 .15 ) 16 .77
10/31/21 15 .18 0 .16 6 .48 6 .64 ( 0 .14 ) ( 0 .22 ) ( 0 .36 ) 21 .46
10/31/20 13 .95 0 .18 1 .42 1 .60 ( 0 .16 ) ( 0 .21 ) ( 0 .37 ) 15 .18
10/31/19 12 .79 0 .19 1 .65 1 .84 ( 0 .17 ) ( 0 .51 ) ( 0 .68 ) 13 .95
10/31/18 12 .51 0 .18 0 .38 0 .56 ( 0 .16 ) ( 0 .12 ) ( 0 .28 ) 12 .79
Retirement Class: 10/31/22 21 .32 0 .16 ( 3 .69 ) ( 3 .53 ) ( 0 .13 ) ( 1 .01 ) ( 1 .14 ) 16 .65
10/31/21 15 .09 0 .14 6 .44 6 .58 ( 0 .13 ) ( 0 .22 ) ( 0 .35 ) 21 .32
10/31/20 13 .87 0 .16 1 .42 1 .58 ( 0 .15 ) ( 0 .21 ) ( 0 .36 ) 15 .09
10/31/19 12 .72 0 .18 1 .64 1 .82 ( 0 .16 ) ( 0 .51 ) ( 0 .67 ) 13 .87
10/31/18 12 .46 0 .16 0 .37 0 .53 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .72
Retail Class: 10/31/22 21 .32 0 .15 ( 3 .68 ) ( 3 .53 ) ( 0 .12 ) ( 1 .01 ) ( 1 .13 ) 16 .66
10/31/21 15 .09 0 .13 6 .44 6 .57 ( 0 .12 ) ( 0 .22 ) ( 0 .34 ) 21 .32
10/31/20 13 .88 0 .15 1 .41 1 .56 ( 0 .14 ) ( 0 .21 ) ( 0 .35 ) 15 .09
10/31/19 12 .72 0 .17 1 .65 1 .82 ( 0 .15 ) ( 0 .51 ) ( 0 .66 ) 13 .88
10/31/18 12 .46 0 .15 0 .38 0 .53 ( 0 .15 ) ( 0 .12 ) ( 0 .27 ) 12 .72
a
Based on average shares outstanding.

See notes to financial statements
181
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 17 .30 ) % $ 473,329 0 .31% 0 .31% 1 .14% 28%
44 .55 452,025 0 .31 0 .31 1 .00 26
11 .88 211,659 0 .35 0 .32 1 .36 27
15 .52 89,166 0 .41 0 .32 1 .67 27
4 .54 77,376 0 .53 0 .32 1 .50 45
( 17 .39 ) 8,364 0 .42 0 .42 1 .02 28
44 .44 6,920 0 .43 0 .43 0 .87 26
11 .72 1,517 0 .45 0 .42 1 .31 27
15 .33 1,132 0 .52 0 .43 1 .52 27
4 .54 344 0 .62 0 .41 1 .40 45
( 17 .44 ) 6,136 0 .46 0 .46 0 .98 28
44 .36 6,335 0 .46 0 .46 0 .85 26
11 .72 3,253 0 .50 0 .47 1 .27 27
15 .33 2,171 0 .56 0 .47 1 .50 27
4 .46 714 0 .69 0 .47 1 .34 45
( 17 .52 ) 530,048 0 .56 0 .56 0 .88 28
44 .19 530,497 0 .56 0 .56 0 .74 26
11 .65 202,084 0 .60 0 .57 1 .14 27
15 .21 118,956 0 .66 0 .57 1 .38 27
4 .26 22,392 0 .78 0 .57 1 .24 45
( 17 .51 ) 53,878 0 .60 0 .58 0 .86 28
44 .09 62,509 0 .62 0 .62 0 .68 26
11 .47 22,606 0 .66 0 .63 1 .09 27
15 .21 15,561 0 .73 0 .64 1 .36 27
4 .23 11,882 0 .85 0 .64 1 .17 45

Financial highlights
TIAA-CREF Funds
See notes to financial statements
182
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
3.01
EMERGING MARKETS EQUITY FUND
Institutional Class: 10/31/22 $ 11.77 $ 0.14 $ (3.23) $ (3.09) $ (0.43) $ (1.79) $ (2.22) $ 6.46
10/31/21 12.53 0.08 0.37 0.45 (0.10) (1.11) (1.21) 11.77
10/31/20 11.54 0.07 1.10 1.17 (0.18) — (0.18) 12.53
10/31/19 10.05 0.18 1.75 1.93 (0.05) (0.39) (0.44) 11.54
10/31/18 12.87 0.11 (2.38) (2.27) (0.10) (0.45) (0.55) 10.05
Advisor Class: 10/31/22 11.77 0.11 (3.21) (3.10) (0.42) (1.79) (2.21) 6.46
10/31/21 12.52 0.07 0.37 0.44 (0.08) (1.11) (1.19) 11.77
10/31/20 11.54 0.04 1.11 1.15 (0.17) — (0.17) 12.52
10/31/19 10.05 0.17 1.76 1.93 (0.05) (0.39) (0.44) 11.54
10/31/18 12.86 0.04 (2.31) (2.27) (0.09) (0.45) (0.54) 10.05
Premier Class: 10/31/22 11.78 0.14 (3.25) (3.11) (0.42) (1.79) (2.21) 6.46
10/31/21 12.53 0.07 0.38 0.45 (0.09) (1.11) (1.20) 11.78
10/31/20 11.55 0.05 1.09 1.14 (0.16) — (0.16) 12.53
10/31/19 10.04 0.17 1.77 1.94 (0.04) (0.39) (0.43) 11.55
10/31/18 12.85 0.09 (2.38) (2.29) (0.07) (0.45) (0.52) 10.04
Retirement Class: 10/31/22 11.72 0.14 (3.23) (3.09) (0.42) (1.79) (2.21) 6.42
10/31/21 12.48 0.07 0.37 0.44 (0.09) (1.11) (1.20) 11.72
10/31/20 11.49 0.05 1.10 1.15 (0.16) — (0.16) 12.48
10/31/19 10.00 0.17 1.74 1.91 (0.03) (0.39) (0.42) 11.49
10/31/18 12.82 0.08 (2.37) (2.29) (0.08) (0.45) (0.53) 10.00
Retail Class: 10/31/22 11.72 0.11 (3.23) (3.12) (0.37) (1.79) (2.16) 6.44
10/31/21 12.49 0.03 0.36 0.39 (0.05) (1.11) (1.16) 11.72
10/31/20 11.51 0.02 1.10 1.12 (0.14) — (0.14) 12.49
10/31/19 10.00 0.14 1.76 1.90 (0.00)
d
(0.39) (0.39) 11.51
10/31/18 12.83 0.06 (2.37) (2.31) (0.07) (0.45) (0.52) 10.00
Class W: 10/31/22 11.85 0.21 (3.25) (3.04) (0.52) (1.79) (2.31) 6.50
10/31/21 12.62 0.21 0.37 0.58 (0.24) (1.11) (1.35) 11.85
10/31/20 11.63 0.17 1.10 1.27 (0.28) — (0.28) 12.62
10/31/19 10.06 0.28 1.76 2.04 (0.08) (0.39) (0.47) 11.63
10/31/18
†
10.77 0.01 (0.72) (0.71) — — — 10.06
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.

See notes to financial statements
183
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
(31.68) % $ 187,605 0.90% 0.90% 1.66% 108%
2.44 295,907 0.88 0.88 0.61 112
10.04 283,658 0.88 0.88 0.58 128
20.10 255,775 0.90 0.90 1.66 129
(18.47) 239,932 0.91 0.91 0.93 127
(31.77) 180 0.94 0.94 1.34 108
2.28 171 0.97 0.97 0.51 112
10.06 179 0.95 0.95 0.31 128
20.11 236 0.97 0.97 1.59 129
(18.48) 138 0.96 0.96 0.30 127
(31.77) 7,296 1.05 0.96 1.61 108
2.27 10,994 1.03 0.98 0.54 112
9.99 9,112 1.03 0.99 0.46 128
19.99 7,700 1.05 1.02 1.54 129
(18.63) 8,057 1.06 1.06 0.70 127
(31.85) 62,446 1.15 0.96 1.64 108
2.36 103,033 1.12 0.98 0.49 112
9.94 118,191 1.13 0.99 0.44 128
19.96 137,434 1.15 1.04 1.58 129
(18.63) 88,764 1.16 1.13 0.67 127
(31.97) 6,239 1.30 1.24 1.32 108
2.00 9,842 1.31 1.31 0.19 112
9.68 8,500 1.27 1.27 0.17 128
19.64 9,348 1.27 1.27 1.28 129
(18.78) 7,636 1.27 1.27 0.50 127
(31.16) 1,308,083 0.90 0.00 2.49 108
3.33 1,256,261 0.88 0.00 1.54 112
11.11 1,194,291 0.88 0.00 1.47 128
21.10 1,166,939 0.89 0.00 2.54 129
(6.59)
b
1,081,436 0.91
c
0.00
c
0.91
c
127

Financial highlights
TIAA-CREF Funds
See notes to financial statements
184
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
3.1
INTERNATIONAL EQUITY FUND
Institutional Class: 10/31/22 $ 14 .61 $ 0 .28 $ ( 3 .86 ) $ ( 3 .58 ) $ ( 0 .40 ) $ — $ ( 0 .40 ) $ 10 .63
10/31/21 10 .91 0 .41 3 .45 3 .86 ( 0 .16 ) — ( 0 .16 ) 14 .61
10/31/20 11 .06 0 .18 ( 0 .14 ) 0 .04 ( 0 .19 ) — ( 0 .19 ) 10 .91
10/31/19 11 .24 0 .20 0 .35 0 .55 ( 0 .24 ) ( 0 .49 ) ( 0 .73 ) 11 .06
10/31/18 13 .24 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .15 ) ( 0 .17 ) ( 0 .32 ) 11 .24
Advisor Class: 10/31/22 14 .93 0 .28 ( 3 .96 ) ( 3 .68 ) ( 0 .38 ) — ( 0 .38 ) 10 .87
10/31/21 11 .15 0 .39 3 .54 3 .93 ( 0 .15 ) — ( 0 .15 ) 14 .93
10/31/20 11 .29 0 .17 ( 0 .13 ) 0 .04 ( 0 .18 ) — ( 0 .18 ) 11 .15
10/31/19 11 .23 0 .05 0 .50 0 .55 — ( 0 .49 ) ( 0 .49 ) 11 .29
10/31/18 13 .24 0 .23 ( 1 .93 ) ( 1 .70 ) ( 0 .14 ) ( 0 .17 ) ( 0 .31 ) 11 .23
Premier Class: 10/31/22 14 .58 0 .26 ( 3 .85 ) ( 3 .59 ) ( 0 .38 ) — ( 0 .38 ) 10 .61
10/31/21 10 .89 0 .37 3 .45 3 .82 ( 0 .13 ) — ( 0 .13 ) 14 .58
10/31/20 11 .03 0 .16 ( 0 .13 ) 0 .03 ( 0 .17 ) — ( 0 .17 ) 10 .89
10/31/19 11 .21 0 .18 0 .35 0 .53 ( 0 .22 ) ( 0 .49 ) ( 0 .71 ) 11 .03
10/31/18 13 .21 0 .23 ( 1 .93 ) ( 1 .70 ) ( 0 .13 ) ( 0 .17 ) ( 0 .30 ) 11 .21
Retirement Class: 10/31/22 15 .18 0 .26 ( 4 .02 ) ( 3 .76 ) ( 0 .36 ) — ( 0 .36 ) 11 .06
10/31/21 11 .33 0 .39 3 .59 3 .98 ( 0 .13 ) — ( 0 .13 ) 15 .18
10/31/20 11 .48 0 .16 ( 0 .14 ) 0 .02 ( 0 .17 ) — ( 0 .17 ) 11 .33
10/31/19 11 .63 0 .18 0 .36 0 .54 ( 0 .20 ) ( 0 .49 ) ( 0 .69 ) 11 .48
10/31/18 13 .69 0 .23 ( 2 .01 ) ( 1 .78 ) ( 0 .11 ) ( 0 .17 ) ( 0 .28 ) 11 .63
Retail Class: 10/31/22 9 .11 0 .15 ( 2 .37 ) ( 2 .22 ) ( 0 .37 ) — ( 0 .37 ) 6 .52
10/31/21 6 .86 0 .23 2 .15 2 .38 ( 0 .13 ) — ( 0 .13 ) 9 .11
10/31/20 7 .02 0 .09 ( 0 .08 ) 0 .01 ( 0 .17 ) — ( 0 .17 ) 6 .86
10/31/19 7 .42 0 .10 0 .20 0 .30 ( 0 .21 ) ( 0 .49 ) ( 0 .70 ) 7 .02
10/31/18 8 .84 0 .14 ( 1 .28 ) ( 1 .14 ) ( 0 .11 ) ( 0 .17 ) ( 0 .28 ) 7 .42
Class W: 10/31/22 14 .69 0 .34 ( 3 .87 ) ( 3 .53 ) ( 0 .46 ) — ( 0 .46 ) 10 .70
10/31/21 10 .96 0 .48 3 .45 3 .93 ( 0 .20 ) — ( 0 .20 ) 14 .69
10/31/20 11 .10 0 .23 ( 0 .13 ) 0 .10 ( 0 .24 ) — ( 0 .24 ) 10 .96
10/31/19 11 .25 0 .25 0 .34 0 .59 ( 0 .25 ) ( 0 .49 ) ( 0 .74 ) 11 .10
10/31/18
†
12 .32 0 .01 ( 1 .08 ) ( 1 .07 ) — — — 11 .25
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.

See notes to financial statements
185
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 25 .14 ) % $ 2,255,904 0 .46% 0 .46% 2 .33% 21%
35 .59 2,828,714 0 .46 0 .46 2 .95 28
0 .33 2,230,915 0 .48 0 .48 1 .74 102
5 .73 2,484,368 0 .48 0 .48 1 .87 114
( 13 .04 ) 1,892,458 0 .48 0 .48 1 .99 73
( 25 .23 ) 2,268 0 .57 0 .57 2 .20 21
35 .42 3,175 0 .56 0 .56 2 .75 28
0 .34 2,993 0 .57 0 .57 1 .60 102
5 .46 3,929 0 .60 0 .60 0 .38 114
( 13 .16 ) 196,238 0 .61 0 .61 1 .79 73
( 25 .24 ) 57,289 0 .61 0 .61 2 .14 21
35 .31 75,862 0 .61 0 .61 2 .68 28
0 .26 80,569 0 .63 0 .63 1 .53 102
5 .52 133,306 0 .63 0 .63 1 .76 114
( 13 .20 ) 164,943 0 .63 0 .63 1 .75 73
( 25 .32 ) 314,089 0 .71 0 .71 2 .05 21
35 .28 467,995 0 .71 0 .71 2 .68 28
0 .10 383,646 0 .73 0 .73 1 .45 102
5 .44 459,274 0 .73 0 .71 1 .63 114
( 13 .25 ) 525,331 0 .73 0 .73 1 .73 73
( 25 .32 ) 201,687 0 .80 0 .74 2 .04 21
35 .05 286,699 0 .80 0 .80 2 .61 28
0 .03 223,406 0 .82 0 .82 1 .38 102
5 .24 249,406 0 .82 0 .82 1 .53 114
( 13 .32 ) 274,948 0 .80 0 .80 1 .65 73
( 24 .76 ) 3,426,943 0 .46 0.00 2 .77 21
36 .17 3,083,400 0 .46 0.00 3 .45 28
0 .89 1,772,710 0 .48 0.00 2 .19 102
6 .16 1,480,782 0 .48 0.00 2 .35 114
( 8 .69 )
b
1,377,271 0 .48
c
0.00
c
1 .08
c
73

Financial highlights
TIAA-CREF Funds
See notes to financial statements
186
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
3.2
INTERNATIONAL OPPORTUNITIES FUND
Institutional Class: 10/31/22 $ 19 .77 $ 0 .17 $ ( 5 .88 ) $ ( 5 .71 ) $ ( 0 .33 ) $ ( 1 .24 ) $ ( 1 .57 ) $ 12 .49
10/31/21 15 .70 0 .13 4 .40 4 .53 ( 0 .09 ) ( 0 .37 ) ( 0 .46 ) 19 .77
10/31/20 13 .35 0 .07 2 .42 2 .49 ( 0 .14 ) — ( 0 .14 ) 15 .70
10/31/19 11 .99 0 .16 1 .35 1 .51 ( 0 .15 ) — ( 0 .15 ) 13 .35
10/31/18 13 .06 0 .20 ( 1 .11 ) ( 0 .91 ) ( 0 .16 ) — ( 0 .16 ) 11 .99
Advisor Class: 10/31/22 19 .73 0 .16 ( 5 .87 ) ( 5 .71 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .48
10/31/21 15 .67 0 .11 4 .40 4 .51 ( 0 .08 ) ( 0 .37 ) ( 0 .45 ) 19 .73
10/31/20 13 .34 0 .06 2 .41 2 .47 ( 0 .14 ) — ( 0 .14 ) 15 .67
10/31/19 11 .97 0 .11 1 .40 1 .51 ( 0 .14 ) — ( 0 .14 ) 13 .34
10/31/18 13 .05 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .16 ) — ( 0 .16 ) 11 .97
Premier Class: 10/31/22 19 .80 0 .20 ( 5 .94 ) ( 5 .74 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .52
10/31/21 15 .72 0 .11 4 .41 4 .52 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .80
10/31/20 13 .37 0 .04 2 .44 2 .48 ( 0 .13 ) — ( 0 .13 ) 15 .72
10/31/19 12 .00 0 .15 1 .35 1 .50 ( 0 .13 ) — ( 0 .13 ) 13 .37
10/31/18 13 .07 0 .18 ( 1 .11 ) ( 0 .93 ) ( 0 .14 ) — ( 0 .14 ) 12 .00
Retirement Class: 10/31/22 19 .69 0 .16 ( 5 .86 ) ( 5 .70 ) ( 0 .30 ) ( 1 .24 ) ( 1 .54 ) 12 .45
10/31/21 15 .63 0 .10 4 .40 4 .50 ( 0 .07 ) ( 0 .37 ) ( 0 .44 ) 19 .69
10/31/20 13 .30 0 .06 2 .40 2 .46 ( 0 .13 ) — ( 0 .13 ) 15 .63
10/31/19 11 .93 0 .15 1 .35 1 .50 ( 0 .13 ) — ( 0 .13 ) 13 .30
10/31/18 13 .02 0 .16 ( 1 .11 ) ( 0 .95 ) ( 0 .14 ) — ( 0 .14 ) 11 .93
Retail Class: 10/31/22 19 .67 0 .13 ( 5 .87 ) ( 5 .74 ) ( 0 .21 ) ( 1 .24 ) ( 1 .45 ) 12 .48
10/31/21 15 .65 0 .05 4 .38 4 .43 ( 0 .04 ) ( 0 .37 ) ( 0 .41 ) 19 .67
10/31/20 13 .32 0 .01 2 .41 2 .42 ( 0 .09 ) — ( 0 .09 ) 15 .65
10/31/19 11 .94 0 .12 1 .36 1 .48 ( 0 .10 ) — ( 0 .10 ) 13 .32
10/31/18 13 .01 0 .14 ( 1 .10 ) ( 0 .96 ) ( 0 .11 ) — ( 0 .11 ) 11 .94
Class W: 10/31/22 19 .89 0 .26 ( 5 .90 ) ( 5 .64 ) ( 0 .50 ) ( 1 .24 ) ( 1 .74 ) 12 .51
10/31/21 15 .78 0 .25 4 .42 4 .67 ( 0 .19 ) ( 0 .37 ) ( 0 .56 ) 19 .89
10/31/20 13 .42 0 .16 2 .43 2 .59 ( 0 .23 ) — ( 0 .23 ) 15 .78
10/31/19 11 .99 0 .24 1 .36 1 .60 ( 0 .17 ) — ( 0 .17 ) 13 .42
10/31/18
†
13 .52 0 .01 ( 1 .54 ) ( 1 .53 ) — — — 11 .99
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
e
Includes voluntary compensation from the Adviser as further described in the investment adviser and other transactions with affiliates note in the Notes to financial statements.

See notes to financial statements
187
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
e
Portfolio
turnover
rate
( 30 .76 ) % $ 130,897 0 .61% 0 .61% 1 .16% 15%
29 .21 146,168 0 .60 0 .60 0 .70 29
18 .84 120,668 0 .61 0 .61 0 .53 36
12 .84 117,428 0 .62 0 .62 1 .31 28
( 7 .07 ) 87,135 0 .62 0 .62 1 .43 21
( 30 .83 ) 61,619 0 .71 0 .71 1 .21 15
29 .09 5,052 0 .70 0 .70 0 .59 29
18 .66 4,060 0 .71 0 .71 0 .41 36
12 .85 4,168 0 .71 0 .71 0 .85 28
( 7 .17 ) 178 0 .69 0 .69 1 .35 21
( 30 .88 ) 2,269 0 .76 0 .66 1 .43 15
29 .06 569 0 .77 0 .73 0 .58 29
18 .69 399 0 .77 0 .70 0 .32 36
12 .74 1,308 0 .77 0 .73 1 .21 28
( 7 .17 ) 1,562 0 .78 0 .78 1 .34 21
( 30 .87 ) 96,691 0 .86 0 .68 1 .06 15
29 .13 175,169 0 .85 0 .73 0 .56 29
18 .62 158,190 0 .86 0 .72 0 .40 36
12 .77 175,643 0 .87 0 .77 1 .19 28
( 7 .34 ) 127,760 0 .87 0 .87 1 .18 21
( 31 .02 ) 36,527 0 .99 0 .96 0 .89 15
28 .62 9,152 1 .06 1 .06 0 .26 29
18 .26 5,638 1 .01 1 .01 0 .10 36
12 .50 4,122 1 .02 1 .02 0 .92 28
( 7 .41 ) 4,341 1 .02 1 .02 1 .04 21
( 30 .39 ) 2,057,533 0 .61 0.00 1 .77 15
30 .03 2,183,791 0 .60 0.00 1 .31 29
19 .52 1,527,006 0 .61 0.00 1 .14 36
13 .62 1,487,781 0 .62 0.00 1 .94 28
( 11 .32 )
b
1,330,650 0 .63
c
0.00
c
0 .76
c
21

Financial highlights
TIAA-CREF Funds
See notes to financial statements
188
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
3.3
QUANT INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class: 10/31/22 $ 12 .48 $ 0 .33 $ ( 3 .45 ) $ ( 3 .12 ) $ ( 0 .37 ) $ ( 0 .37 ) $ ( 0 .74 ) $ 8 .62
10/31/21 9 .41 0 .20 3 .09 3 .29 ( 0 .22 ) — ( 0 .22 ) 12 .48
10/31/20 10 .30 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .41
10/31/19 10 .22 0 .26 0 .40 0 .66 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .30
10/31/18 12 .90 0 .33 ( 2 .22 ) ( 1 .89 ) ( 0 .34 ) ( 0 .45 ) ( 0 .79 ) 10 .22
Advisor Class: 10/31/22 12 .46 0 .33 ( 3 .45 ) ( 3 .12 ) ( 0 .36 ) ( 0 .37 ) ( 0 .73 ) 8 .61
10/31/21 9 .40 0 .20 3 .08 3 .28 ( 0 .22 ) — ( 0 .22 ) 12 .46
10/31/20 10 .29 0 .19 ( 0 .73 ) ( 0 .54 ) ( 0 .35 ) — ( 0 .35 ) 9 .40
10/31/19 10 .22 0 .26 0 .39 0 .65 ( 0 .29 ) ( 0 .29 ) ( 0 .58 ) 10 .29
10/31/18 12 .88 0 .31 ( 2 .20 ) ( 1 .89 ) ( 0 .32 ) ( 0 .45 ) ( 0 .77 ) 10 .22
Premier Class: 10/31/22 12 .62 0 .31 ( 3 .49 ) ( 3 .18 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .73
10/31/21 9 .52 0 .19 3 .11 3 .30 ( 0 .20 ) — ( 0 .20 ) 12 .62
10/31/20 10 .42 0 .17 ( 0 .74 ) ( 0 .57 ) ( 0 .33 ) — ( 0 .33 ) 9 .52
10/31/19 10 .23 0 .25 0 .41 0 .66 ( 0 .18 ) ( 0 .29 ) ( 0 .47 ) 10 .42
10/31/18 12 .88 0 .29 ( 2 .17 ) ( 1 .88 ) ( 0 .32 ) ( 0 .45 ) ( 0 .77 ) 10 .23
Retirement Class: 10/31/22 12 .45 0 .29 ( 3 .43 ) ( 3 .14 ) ( 0 .34 ) ( 0 .37 ) ( 0 .71 ) 8 .60
10/31/21 9 .40 0 .18 3 .07 3 .25 ( 0 .20 ) — ( 0 .20 ) 12 .45
10/31/20 10 .29 0 .18 ( 0 .73 ) ( 0 .55 ) ( 0 .34 ) — ( 0 .34 ) 9 .40
10/31/19 10 .19 0 .25 0 .39 0 .64 ( 0 .25 ) ( 0 .29 ) ( 0 .54 ) 10 .29
10/31/18 12 .87 0 .27 ( 2 .18 ) ( 1 .91 ) ( 0 .32 ) ( 0 .45 ) ( 0 .77 ) 10 .19
Retail Class: 10/31/22 12 .47 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .32 ) ( 0 .37 ) ( 0 .69 ) 8 .62
10/31/21 9 .41 0 .16 3 .08 3 .24 ( 0 .18 ) — ( 0 .18 ) 12 .47
10/31/20 10 .30 0 .15 ( 0 .73 ) ( 0 .58 ) ( 0 .31 ) — ( 0 .31 ) 9 .41
10/31/19 10 .18 0 .22 0 .40 0 .62 ( 0 .21 ) ( 0 .29 ) ( 0 .50 ) 10 .30
10/31/18 12 .86 0 .26 ( 2 .19 ) ( 1 .93 ) ( 0 .30 ) ( 0 .45 ) ( 0 .75 ) 10 .18
Class W: 10/31/22 12 .56 0 .40 ( 3 .46 ) ( 3 .06 ) ( 0 .44 ) ( 0 .37 ) ( 0 .81 ) 8 .69
10/31/21 9 .46 0 .29 3 .09 3 .38 ( 0 .28 ) — ( 0 .28 ) 12 .56
10/31/20 10 .35 0 .25 ( 0 .72 ) ( 0 .47 ) ( 0 .42 ) — ( 0 .42 ) 9 .46
10/31/19 10 .22 0 .33 0 .40 0 .73 ( 0 .31 ) ( 0 .29 ) ( 0 .60 ) 10 .35
10/31/18
†
11 .37 0 .01 ( 1 .16 ) ( 1 .15 ) — — — 10 .22
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.

See notes to financial statements
189
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 26 .44 ) % $ 66,810 0 .72% 0 .72% 3 .20% 119%
35 .40 88,124 0 .71 0 .69 1 .73 119
( 5 .51 ) 54,223 0 .71 0 .66 2 .06 100
7 .04 55,449 0 .71 0 .66 2 .68 87
( 15 .62 ) 43,174 0 .71 0 .66 2 .71 89
( 26 .47 ) 63 0 .74 0 .74 3 .18 119
35 .28 91 0 .80 0 .78 1 .66 119
( 5 .56 ) 69 0 .76 0 .71 2 .01 100
6 .96 84 0 .76 0 .71 2 .66 87
( 15 .59 ) 83 0 .73 0 .68 2 .44 89
( 26 .53 ) 64 0 .90 0 .90 3 .01 119
35 .08 92 0 .96 0 .88 1 .56 119
( 5 .71 ) 70 0 .91 0 .85 1 .85 100
6 .85 76 0 .89 0 .84 2 .53 87
( 15 .54 ) 75 0 .87 0 .82 2 .29 89
( 26 .62 ) 8,463 0 .97 0 .97 2 .98 119
35 .00 4,626 0 .96 0 .93 1 .51 119
( 5 .67 ) 3,259 0 .96 0 .84 1 .93 100
6 .86 3,113 0 .96 0 .84 2 .54 87
( 15 .79 ) 3,620 0 .97 0 .89 2 .21 89
( 26 .71 ) 824 1 .40 1 .14 2 .80 119
34 .77 1,134 2 .20 1 .12 1 .31 119
( 5 .93 ) 757 1 .44 1 .09 1 .60 100
6 .61 851 1 .35 1 .09 2 .26 87
( 15 .95 ) 971 1 .17 1 .08 2 .15 89
( 25 .88 ) 1,118,947 0 .72 0.00 3 .90 119
36 .31 1,485,005 0 .71 0.00 2 .42 119
( 4 .97 ) 923,105 0 .71 0.00 2 .73 100
7 .85 926,729 0 .71 0.00 3 .38 87
( 10 .11 )
b
852,681 0 .72
c
0.00
c
0 .80
c
89

Financial highlights
TIAA-CREF Funds
See notes to financial statements
190
2022 Annual Report TIAA-CREF Funds: Equity Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
3.4
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class: 10/31/22 $ 13 .82 $ 0 .33 $ ( 3 .48 ) $ ( 3 .15 ) $ ( 0 .32 ) $ ( 0 .10 ) $ ( 0 .42 ) $ 10 .25
10/31/21 10 .34 0 .35 3 .31 3 .66 ( 0 .18 ) — ( 0 .18 ) 13 .82
10/31/20 11 .16 0 .23 ( 0 .87 ) ( 0 .64 ) ( 0 .18 ) — ( 0 .18 ) 10 .34
10/31/19 10 .14 0 .31 0 .95 1 .26 ( 0 .24 ) — ( 0 .24 ) 11 .16
10/31/18 11 .21 0 .29 ( 1 .13 ) ( 0 .84 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 10 .14
Advisor Class: 10/31/22 13 .81 0 .29 ( 3 .45 ) ( 3 .16 ) ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 10 .24
10/31/21 10 .33 0 .35 3 .30 3 .65 ( 0 .17 ) — ( 0 .17 ) 13 .81
10/31/20 11 .16 0 .21 ( 0 .86 ) ( 0 .65 ) ( 0 .18 ) — ( 0 .18 ) 10 .33
10/31/19 10 .14 0 .30 0 .95 1 .25 ( 0 .23 ) — ( 0 .23 ) 11 .16
10/31/18 11 .21 0 .30 ( 1 .14 ) ( 0 .84 ) ( 0 .23 ) ( 0 .00 )
d
( 0 .23 ) 10 .14
Premier Class: 10/31/22 13 .83 0 .32 ( 3 .50 ) ( 3 .18 ) ( 0 .30 ) ( 0 .10 ) ( 0 .40 ) 10 .25
10/31/21 10 .34 0 .34 3 .31 3 .65 ( 0 .16 ) — ( 0 .16 ) 13 .83
10/31/20 11 .17 0 .15 ( 0 .81 ) ( 0 .66 ) ( 0 .17 ) — ( 0 .17 ) 10 .34
10/31/19 10 .13 0 .32 0 .92 1 .24 ( 0 .20 ) — ( 0 .20 ) 11 .17
10/31/18 11 .19 0 .32 ( 1 .16 ) ( 0 .84 ) ( 0 .22 ) ( 0 .00 )
d
( 0 .22 ) 10 .13
Retirement Class: 10/31/22 13 .76 0 .30 ( 3 .47 ) ( 3 .17 ) ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 10 .20
10/31/21 10 .30 0 .33 3 .29 3 .62 ( 0 .16 ) — ( 0 .16 ) 13 .76
10/31/20 11 .12 0 .20 ( 0 .86 ) ( 0 .66 ) ( 0 .16 ) — ( 0 .16 ) 10 .30
10/31/19 10 .11 0 .26 0 .96 1 .22 ( 0 .21 ) — ( 0 .21 ) 11 .12
10/31/18 11 .17 0 .29 ( 1 .14 ) ( 0 .85 ) ( 0 .21 ) ( 0 .00 )
d
( 0 .21 ) 10 .11
Retail Class: 10/31/22 13 .76 0 .30 ( 3 .48 ) ( 3 .18 ) ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 10 .20
10/31/21 10 .30 0 .31 3 .30 3 .61 ( 0 .15 ) — ( 0 .15 ) 13 .76
10/31/20 11 .13 0 .20 ( 0 .88 ) ( 0 .68 ) ( 0 .15 ) — ( 0 .15 ) 10 .30
10/31/19 10 .10 0 .27 0 .96 1 .23 ( 0 .20 ) — ( 0 .20 ) 11 .13
10/31/18 11 .17 0 .28 ( 1 .15 ) ( 0 .87 ) ( 0 .20 ) ( 0 .00 )
d
( 0 .20 ) 10 .10
a
Based on average shares outstanding.
d
Amount represents less than $0.01 per share.

See notes to financial statements
191
TIAA-CREF Funds: Equity Funds 2022 Annual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 23 .47 ) % $ 657,816 0 .37% 0 .37% 2 .85% 15%
35 .70 556,304 0 .36 0 .36 2 .68 12
( 5 .83 ) 338,692 0 .41 0 .40 2 .21 15
12 .77 192,475 0 .58 0 .40 3 .03 9
( 7 .61 ) 46,432 0 .98 0 .40 2 .62 16
( 23 .55 ) 8,600 0 .48 0 .48 2 .56 15
35 .60 2,557 0 .46 0 .46 2 .66 12
( 5 .96 ) 1,192 0 .52 0 .51 1 .99 15
12 .71 1,174 0 .66 0 .47 2 .89 9
( 7 .58 ) 579 1 .03 0 .45 2 .69 16
( 23 .64 ) 618 0 .52 0 .52 2 .65 15
35 .49 771 0 .52 0 .52 2 .58 12
( 5 .99 ) 438 0 .56 0 .55 1 .35 15
12 .55 1,754 0 .74 0 .55 3 .05 9
( 7 .66 ) 278 1 .13 0 .55 2 .84 16
( 23 .66 ) 457,544 0 .62 0 .62 2 .60 15
35 .42 386,981 0 .61 0 .61 2 .50 12
( 6 .08 ) 162,780 0 .66 0 .65 1 .91 15
12 .40 59,932 0 .83 0 .65 2 .56 9
( 7 .72 ) 9,304 1 .23 0 .65 2 .61 16
( 23 .72 ) 21,246 0 .66 0 .65 2 .55 15
35 .27 21,846 0 .70 0 .70 2 .41 12
( 6 .18 ) 10,335 0 .72 0 .72 1 .89 15
12 .47 6,456 0 .92 0 .74 2 .62 9
( 7 .88 ) 4,525 1 .32 0 .74 2 .53 16

TIAA-CREF Funds
192
2022 Annual Report TIAA-CREF Funds: Equity Funds
Notes to financial statements
Note 1—organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following TIAA-CREF Funds are included in this report: Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-
Cap Growth Fund, Mid-Cap Value Fund, Quant Small-Cap Equity Fund, Quant Small/Mid-Cap Equity Fund, Social Choice Equity Fund,
Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, International Equity Fund, International Opportunities Fund,
Quant International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the
“Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Fund reorganization: At a special meeting held on October 3, 2022, shareholders of the Nuveen International Growth Fund, a series of Nuveen Investment Trust II (the "Target Fund"), approved the reorganization of the Target Fund into the International Opportunities
Fund (the "Acquiring Fund") (the "Reorganization"). The Reorganization became effective after the close of business on October 28,
2022. Upon closing of the Reorganization, the Target Fund transferred its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Target Fund. The Acquiring Fund shares were distributed to Target Fund shareholders and the Target Fund was terminated. Each Target Fund shareholder received Acquiring Fund shares with a total value equal to the total value of that shareholder’s Target Fund shares immediately prior to the closing of the
Reorganization. Details of the Reorganization are further described in Note 11 - fund reorganization.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund.
Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

193
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments”
on the Statements of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) of total investments” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.
Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’
normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.

Notes to financial statements
194
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts: Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
Option contracts: Purchased and written options traded and listed on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported and are generally classified as Level 1. Over-the-counter (“OTC”) options are marked-to-market daily based upon a price supplied by a pricing service. OTC options are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

195
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
The following table summarizes the market value of the Funds’ investments as of October 31, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Growth & Income
Common stocks $5,032,850,518 $72,766,980 $— $5,105,617,498
Short-term investments 5,687,120 41,840,000 — 47,527,120
Purchased options 20,900 — — 20,900
Written options* (22,758,882) — — (22,758,882)
Total $5,015,799,656 $114,606,980 $— $5,130,406,636
1 1 1 1 1
Large-Cap Growth
Common stocks $4,558,110,851 $147,920,581 $— $4,706,031,432
Short-term investments 31,045 16,971,572 — 17,002,617
Total $4,558,141,896 $164,892,153 $— $4,723,034,049
1 1 1 1 1
Large-Cap Value
Common stocks $4,917,490,333 $— $7,267 $4,917,497,600
Short-term investments — 54,025,000 — 54,025,000
Total $4,917,490,333 $54,025,000 $7,267 $4,971,522,600
1 1 1 1 1
Mid-Cap Growth
Common stocks $1,028,555,544 $45,957,252 $— $1,074,512,796
Rights/Warrants 1,732,674 — — 1,732,674
Short-term investments 26,810,407 2,380,000 — 29,190,407
Total $1,057,098,625 $48,337,252 $— $1,105,435,877
1 1 1 1 1
Mid-Cap Value
Common stocks $1,778,523,642 $— $— $1,778,523,642
Short-term investments 3,846,798 8,540,000 — 12,386,798
Total $1,782,370,440 $8,540,000 $— $1,790,910,440
1 1 1 1 1
Quant Small-Cap Equity
Common stocks $2,693,697,567 $— $— $2,693,697,567
Short-term investments 77,524,561 49,193,454 — 126,718,015
Futures contracts* 1,418,543 — — 1,418,543
Total $2,772,640,671 $49,193,454 $— $2,821,834,125
1 1 1 1 1
Quant Small/Mid-Cap Equity
Common stocks $1,232,745,629 $— $— $1,232,745,629
Short-term investments 20,239,769 6,440,000 — 26,679,769
Total $1,252,985,398 $6,440,000 $— $1,259,425,398
1 1 1 1 1
Social Choice Equity
Common stocks $6,044,265,726 $— $9,929 $6,044,275,655
Short-term investments 9,483,974 16,410,000 — 25,893,974
Futures contracts* 855,260 — — 855,260
Total $6,054,604,960 $16,410,000 $9,929 $6,071,024,889
1 1 1 1 1
Social Choice Low Carbon Equity
Common stocks $1,064,398,939 $— $— $1,064,398,939
Short-term investments 550,934 7,710,000 — 8,260,934
Futures contracts* 298,730 — — 298,730
Total $1,065,248,603 $7,710,000 $— $1,072,958,603
1 1 1 1 1
Emerging Markets Equity
Common stocks $561,744,228 $831,861,671 $— $1,393,605,899
Short-term investments 765,300 174,644,358 — 175,409,658
Total $562,509,528 $1,006,506,029 $— $1,569,015,557
1 1 1 1 1
International Equity
Common stocks $146,273,809 $5,602,427,160 $— $5,748,700,969
Short-term investments 92,693 467,640,766 — 467,733,459
Total $146,366,502 $6,070,067,926 $— $6,216,434,428
1 1 1 1 1
International Opportunities
Common stocks $512,188,431 $1,714,559,017 $1,405 $2,226,748,853
Short-term investments 63,841,720 111,356,307 — 175,198,027
Total $576,030,151 $1,825,915,324 $1,405 $2,401,946,880
1 1 1 1 1
Quant International Small-Cap Equity
Common stocks $217,118,129 $971,627,936 $232,424 $1,188,978,489
Short-term investments 75,121,549 — — 75,121,549
Total $292,239,678 $971,627,936 $232,424 $1,264,100,038
1 1 1 1 1

Notes to financial statements
196
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
Note 4—investments
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of October 31, 2022, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of October 31, 2022, the total value of securities on loan and the total value of collateral received were as follows:
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended
October 31, 2022 were as follows:
Fund Level 1 Level 2 Level 3 Total
Social Choice International Equity
Common stocks $4,802,738 $1,120,843,799 $— $1,125,646,537
Short-term investments 8,340,302 12,535,000 — 20,875,302
Futures contracts* 192,048 — — 192,048
Total $13,335,088 $1,133,378,799 $— $1,146,713,887
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.
Aggregate value of
securities on loan
Fund
Equity
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
Growth & Income $13,936,134 $5,687,120 $7,688,624 $13,375,744
Large-Cap Growth 1,002,170 31,045 1,012,224 1,043,269
Mid-Cap Growth 40,613,118 26,810,407 15,127,638 41,938,045
Mid-Cap Value 3,931,284 3,846,798 114,581 3,961,379
Quant Small-Cap Equity 88,030,233 77,524,561 13,202,341 90,726,902
Quant Small/Mid-Cap Equity 30,408,210 20,239,769 10,946,417 31,186,186
Social Choice Equity 11,981,504 9,483,974 3,264,278 12,748,252
Social Choice Low Carbon Equity 780,701 550,934 260,243 811,177
Emerging Markets Equity 1,869,031 765,300 1,956,390 2,721,690
International Equity 486,506 92,693 – 92,693
International Opportunities 89,537,295 63,841,720 32,430,058 96,271,778
Quant International Small-Cap Equity 95,189,162 75,121,549 24,570,340 99,691,889
Social Choice International Equity 10,299,306 8,340,302 3,077,165 11,417,467
*May include cash and investment of cash collateral.

197
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Special Purpose Acquisition Companies (SPACs): Also known as a “blank check company,” SPACs are shell companies that have no operations but go public with the intention of merging with or acquiring a company with the proceeds of the SPAC’s initial public offering (“IPO”). A Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s
IPO or through a PIPE offering, if and when the SPAC completes its merger or acquisition. Purchased PIPE shares will be restricted from trading until the registration statement for the shares is declared effective. Upon registration, the shares can be freely sold.
Note 5—derivative investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
At October 31, 2022, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
2.1
Growth & Income $ 4,346,620,607 $ 4,939,238,591
2.2
Large-Cap Growth 3,625,910,896 3,819,359,950
2.3
Large-Cap Value 1,053,459,413 1,192,971,149
2.4
Mid-Cap Growth 868,458,290 1,043,249,906
2.5
Mid-Cap Value 1,563,285,141 1,804,220,488
2.6
Quant Small-Cap Equity 2,032,817,463 2,009,871,488
2.7
Quant Small/Mid-Cap Equity 1,227,183,385 979,943,702
2.8
Social Choice Equity 1,308,920,925 1,526,248,591
2.9
Social Choice Low Carbon Equity 529,500,539 296,335,749
3.01
Emerging Markets Equity 1,914,921,275 1,497,138,973
3.1
International Equity 2,282,090,501 1,214,922,643
3.2
International Opportunities 1,061,277,125 298,149,659
3.3
Quant International Small-Cap Equity 1,677,735,972 1,614,212,407
3.4
Social Choice International Equity 645,733,750 159,744,153
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Growth & Income Fund
Purchased options Equity price Options purchased, at
value
$ 20,900 - $ –
Written options Equity - – Options written, at value (22,758,882)
1 1 1 1 1 1 1 1
Quant Small-Cap Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,418,543 - –
1 1 1 1 1 1 1 1
Social Choice Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
855,260 - –
1 1 1 1 1 1 1 1
Social Choice Low Carbon Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
298,730 - –
1 1 1 1 1 1 1 1
Social Choice International Equity Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
192,048 - –
1 1 1 1 1 1 1 1
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.

Notes to financial statements
198
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
For the year ended October 31, 2022, the effect of derivative contracts on the Funds' Statements of operations was as follows:
Options:  Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options. The Funds may purchase (buy) or write (sell) put and call options on specific securities (including groups or “baskets” of specific securities), interest rates, stock indices and/or bond indices (each a
“financial instrument”). Options can be settled either directly with the counterparty (over the counter) or through a central clearing house (exchange traded). Call and put options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a financial instrument at a specified exercise price at any time during the period of the option. Purchased options are included in the Portfolio of investments.
When a Fund writes an option, an amount equal to the net premium received (the premium less commission) is recognized as a liability on the Statements of assets and liabilities and is subsequently adjusted to reflect the current value of the written option until the option is exercised or expires or the Fund enters into a closing purchase transaction. The changes in the value of options purchased and/or written during the fiscal period are recognized as in unrealized appreciation (depreciation) on the Statements of operations. When an option expires, the premiums received or paid are recognized as realized gains or losses on the Statements of operations. When an option is exercised or a closing purchase transaction is entered into, the difference between the premium and the amount received or paid in a closing transaction is recognized as a realized gain or loss on the Statements of operations.
The market risk associated with purchasing options is limited to the premium paid. The Fund, as writer of an option, has no control over whether the underlying instrument may be sold (called) or purchased (put) and as a result bears the risk of an unfavorable change in the market value of the instrument underlying the written option. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market.
The average notional amount of options contracts purchased and options contracts written outstanding during the current fiscal period ended October 31, 2022 was as follows:
Futures contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
2.1
Growth & Income Fund
Purchased option contracts Equity $ 34,828 $ 91,225
Written option contracts Equity (15,972,128) 1,065,590
2.6
Quant Small-Cap Equity Fund
Futures contracts Equity (5,203,874) 1,141,306
2.8
Social Choice Equity Fund
Futures contracts Equity (3,326,544) (369,301)
2.9
Social Choice Low Carbon Equity Fund
Futures contracts Equity (2,035,100) 211,542
3.01
Emerging Markets Equity Fund
Purchased option contracts Equity (456,849) 160,849
Written option contracts Equity 442,134 (346,134)
3.4
Social Choice International Equity Fund
Futures contracts Equity (2,735,834) 188,417
Fund
Average notional amount of options contracts purchased
outstanding*
2.1
Growth & Income $ 141,695
3.01
Emerging Markets Equity 91,370
Fund
Average notional amount of options contracts written
outstanding*
2.1
Growth & Income $ (24,421,360)
3.01
Emerging Markets Equity (88,427)
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

199
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statements of assets and liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statements of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period ended October 31, 2022 was as follows:
Note 6—income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, investments in partnerships, investments in passive foreign investment companies, nondeductible reorganization expenses, reorganization adjustments, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Fund Average notional amount of futures contracts outstanding*
2.6
Quant Small-Cap Equity $ 24,230,867
2.8
Social Choice Equity 28,135,218
2.9
Social Choice Low Carbon Equity 10,920,483
3.4
Social Choice International Equity 7,057,599
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to financial statements
200
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
2.1
Growth & Income $3,431,425,714 $1,882,423,280 $(157,814,138) $1,724,609,142
2.2
Large-Cap Growth 3,711,509,685 1,394,516,911 (382,992,547) 1,011,524,364
2.3
Large-Cap Value 3,557,111,521 1,533,133,218 (118,722,139) 1,414,411,079
2.4
Mid-Cap Growth 1,185,423,846 156,359,002 (236,346,971) (79,987,969)
2.5
Mid-Cap Value 1,682,818,289 259,741,356 (151,649,205) 108,092,151
2.6
Quant Small-Cap Equity 2,547,938,604 548,187,743 (274,292,222) 273,895,521
2.7
Quant Small/Mid-Cap Equity 1,151,679,452 208,269,439 (100,523,493) 107,745,946
2.8
Social Choice Equity 4,441,149,389 2,085,479,557 (455,604,057) 1,629,875,500
2.9
Social Choice Low Carbon Equity 1,055,870,638 129,621,198 (112,533,233) 17,087,965
3.01
Emerging Markets Equity 2,050,044,524 67,816,476 (548,845,443) (481,028,967)
3.1
International Equity 6,354,682,081 494,774,046 (633,021,699) (138,247,653)
3.2
International Opportunities 2,237,420,587 466,440,752 (301,914,459) 164,526,293
3.3
Quant International Small-Cap Equity 1,455,376,982 53,315,333 (244,592,277) (191,276,944)
3.4
Social Choice International Equity 1,298,183,951 37,172,193 (188,642,257) (151,470,064)
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
2.1
Growth & Income $24,695,085 $321,570,812 $1,724,554,283 $– $– $(310,429) $2,070,509,751
2.2
Large-Cap Growth 23,360,988 – 1,011,487,690 (15,842,152) – (205,504) 1,018,801,022
2.3
Large-Cap Value 74,280,060 192,856,659 1,414,406,977 – – (321,644) 1,681,222,052
2.4
Mid-Cap Growth 4,863,713 – (79,987,969) (82,476,807) – (125,810) (157,726,873)
2.5
Mid-Cap Value 41,363,114 189,015,912 108,091,040 – – (282,073) 338,187,993
2.6
Quant Small-Cap Equity 16,937,880 132,786,269 273,895,521 – – (169,451) 423,450,219
2.7
Quant Small/Mid-Cap Equity 9,469,120 73,534,643 107,745,946 – – (14,599) 190,735,110
2.8
Social Choice Equity 76,754,047 182,365,133 1,629,875,500 – – (174,951) 1,888,819,729
2.9
Social Choice Low Carbon Equity 8,694,392 6,418,088 17,087,965 – – (7,492) 32,192,953
3.01
Emerging Markets Equity 9,141,867 – (481,474,103) (212,672,740) – (60,123) (685,065,099)
3.1
International Equity 133,673,095 – (140,364,041) (248,213,298) – (317,817) (255,222,061)
3.2
International Opportunities 1,725,332 – 164,081,710 (736,958,036) – (53,577) (571,204,571)
3.3
Quant International Small-Cap Equity 41,735,100 – (191,858,954) (119,568,686) – (18,546) (269,711,086)
3.4
Social Choice International Equity 25,726,156 – (151,719,054) (7,143,343) – (7,245) (133,143,486)
10/31/2022 10/31/2021
Fund
Ordinary
income
Long-term
capital gains
Ordinary
income
Long-term
capital gains
2.1
Growth & Income $ 294,227,402 $ 796,209,907 $ 57,606,075 $ 336,070,107
2.2
Large-Cap Growth 320,994,450 363,177,478 613,008,989 1,208,858,455
2.3
Large-Cap Value 82,151,692 389,785,204 108,623,018 –
2.4
Mid-Cap Growth 49,490,967 198,589,104 15,281,591 160,029,392
2.5
Mid-Cap Value 131,807,949 156,539,967 33,282,878 –
2.6
Quant Small-Cap Equity 215,551,902 317,370,612 19,836,676 –
2.7
Quant Small/Mid-Cap Equity 113,426,289 82,962,463 9,707,535 11,198,314
2.8
Social Choice Equity 214,455,378 463,819,118 83,047,279 –
2.9
Social Choice Low Carbon Equity 23,294,379 35,614,755 7,175,755 3,861,188
3.01
Emerging Markets Equity 218,358,924 123,042,526 32,233,466 113,117,267
3.1
International Equity 199,887,332 – 77,064,767 –
3.2
International Opportunities 70,973,021 159,526,627 19,274,950 41,432,472
3.3
Quant International Small-Cap Equity 55,918,997 47,416,556 29,136,779 –
3.4
Social Choice International Equity 25,155,629 4,804,991 9,107,383 –

201
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Note 7—investment adviser and other transactions with affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of
October 31, 2022 , the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Short-term Long-term Total
2.1
Growth & Income $ – $ – $ –
2.2
Large-Cap Growth 15,842,152 – 15,842,152
2.3
Large-Cap Value – – –
2.4
Mid-Cap Growth 82,476,807 – 82,476,807
2.5
Mid-Cap Value – – –
2.6
Quant Small-Cap Equity – – –
2.7
Quant Small/Mid-Cap Equity – – –
2.8
Social Choice Equity – – –
2.9
Social Choice Low Carbon Equity – – –
3.01
Emerging Markets Equity 198,236,601 14,436,139 212,672,740
3.1
International Equity 236,086,832 12,126,466 248,213,298
3.2
International Opportunities* 635,592,974 101,365,062 736,958,036
3.3
Quant International Small-Cap Equity 119,568,686 – 119,568,686
3.4
Social Choice International Equity 6,008,832 1,134,511 7,143,343
* A portion of International Opportunities' capital loss carryforwards is subject to limitation under the Internal Revenue Code and regulated regulations.
Investment
management fee
range
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.300% —0.450% 0.395% 0.520% 0.670% 0.670% 0.770% 0.910% 0.520%
2.2
Large-Cap Growth* 0.300% —0.450% 0.397 0.520 0.670 0.670 0.770 0.910 0.520
2.3
Large-Cap Value* 0.300% —0.450% 0.401 0.520 0.670 0.670 0.770 0.910 0.520
2.4
Mid-Cap Growth* 0.290% —0.480% 0.449 0.550 0.700 0.700 0.800 0.940 –
2.5
Mid-Cap Value* 0.290% —0.480% 0.437 0.550 0.700 0.700 0.800 0.940 –
2.6
Quant Small-Cap Equity* 0.270% —0.460% 0.402 0.530 0.680 0.680 0.780 0.920 0.530
2.7
Quant Small/Mid-Cap Equity* 0.270% —0.460% 0.441 0.530 0.680 0.680 0.780 0.920 0.530
2.8
Social Choice Equity
0.150%
0.150 0.220 0.370 0.370 0.470 0.610 –
2.9
Social Choice Low Carbon Equity* 0.200% —0.250% 0.249 0.320 0.470 0.470 0.570 0.710 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.840 0.950 1.100 1.100 1.200 1.340 0.950
3.1
International Equity* 0.350% —0.500% 0.445 0.600 0.750 0.750 0.850 0.990 0.600
3.2
International Opportunities* 0.450% —0.600% 0.582 0.700 0.850 0.850 0.950 1.090 0.700
3.3
Quant International Small-Cap Equity* 0.500% —0.650% 0.642 0.750 0.900 0.900 1.000 1.140 0.750
3.4
Social Choice International Equity* 0.250% —0.300% 0.299 0.400 0.550 0.550 0.650 0.790 –
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.

Notes to financial statements
202
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2022, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waiver) were equal to the following noted annual percentage of average daily net assets for each class:
The Funds receive voluntary compensation from the Adviser in amounts that approximate the cost of research services obtained from broker-dealers and research providers if the Adviser had purchased the research services directly. This income received by the
Funds is recognized in "Other income" on the Statements of Operations. At October 31, 2022, the values of voluntary compensation were as follows:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended
October 31, 2022, the Funds engaged in the following security transactions with affiliated entities:
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2023. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.1
Growth & Income* 0.290% —0.440% 0.510% 0.660% 0.660% 0.760% 0.900% 0.510%
2.2
Large-Cap Growth* 0.275% —0.425% 0.495 0.645 0.645 0.745 0.885 0.495
2.3
Large-Cap Value* 0.300% —0.450% 0.520 0.670 0.670 0.650 0.910 0.520
2.5
Mid-Cap Value* 0.285% —0.475% 0.545 0.695 0.695 0.795 0.935 –
2.8
Social Choice Equity 0.135% 0.205 0.355 0.355 0.455 0.595 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.950 1.100 0.940 0.940 1.275 0.950
3.2
International Opportunities* 0.450% —0.600% 0.700 0.850 0.640 0.640 1.090 0.700
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
2.5
Mid-Cap Value* 0.285% —0.475% 0.545% 0.695% 0.695% 0.795% 0.935% – %
2.8
Social Choice Equity 0.145% 0.215 0.365 0.365 0.465 0.605 –
3.01
Emerging Markets Equity* 0.700% —0.850% 0.950 1.100 0.970 0.970 1.340 0.950
3.2
International Opportunities* 0.450% —0.600% 0.700 0.850 0.700 0.700 1.090 0.700
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Value
2.1
Growth & Income $1,569,506
2.2
Large-Cap Growth 1,536,480
2.3
Large-Cap Value 1,175,512
2.4
Mid-Cap Growth 402,733
2.5
Mid-Cap Value 503,208
3.01
Emerging Markets Equity 392,228
3.1
International Equity 1,294,247
3.2
International Opportunities 690,273

203
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds. The following is the percentage of the Funds' shares owned by affiliates as of October 31, 2022:
Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the
Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:
Note 8—emerging markets risks
The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Fund Purchases Sales Realized gain (loss)
Growth & Income $ 25,650,196 $ 13,648,727 $ 3,752,542
Large-Cap Growth 21,249,653 208,099,664 5,402,620
Large-Cap Value – 4,594,498 (523,942)
Mid-Cap Growth 5,912,519 27,284,492 (602,409)
Mid-Cap Value 796,331 6,162,295 1,708,655
Quant Small-Cap Equity 13,233,796 5,385,946 (233,020)
Quant Small/Mid-Cap Equity 15,931,543 65,790,358 12,621,649
Social Choice Equity 60,287,639 22,189,757 2,229,311
Social Choice Low Carbon Equity 59,965,135 6,404,772 (1,445,398)
Emerging Markets Equity 50,465,294 26,634,618 (4,571,494)
International Equity 353,891,102 2,760,178 (1,290,896)
International Opportunities – 1,156,721 (2,627,855)
Quant International Small-Cap Equity 3,468,552 – –
Social Choice International Equity 35,565,117 3,696,228 (843,445)
Underlying Fund
TIAA-CREF
Lifecycle Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
2.1
Growth & Income 44% 2% 1% 5% 52%
2.2
Large-Cap Growth 46 2 1 3 52
2.3
Large-Cap Value 49 2 1 9 61
2.4
Mid-Cap Growth – – – 17 17
2.5
Mid-Cap Value – – – 21 21
2.6
Quant Small-Cap Equity 22 1 – 10 33
2.7
Quant Small/Mid-Cap Equity 70 3 2 – 75
2.8
Social Choice Equity – – – 5 5
2.9
Social Choice Low Carbon Equity – – – 3 3
3.01
Emerging Markets Equity 83 3 2 1 89
3.1
International Equity 53 2 1 7 63
3.2
International Opportunities 86 3 2 – 91
3.3
Quant International Small-Cap Equity 93 4 2 – 99
3.4
Social Choice International Equity – – – 7 7
Issue
Value at
10/31/21
Purchases
cost
Sales
proceeds
Realized
gain (loss)
Change in
unrealized
appreciation
(depreciation) Dividend income
Shares at
10/31/22
Value at
10/31/22
Emerging Markets Equity Fund
Common stocks
Brazil
Arcos Dorados Holdings, Inc $ 48,305,780 $ – $ 22,820,401 $ (1,28 5,318) $ 28,771,998 $ 898,257 7,025,472 $ 52,972,059
Total $48,305,780 – 22,820,401 (1,285,318) 28,771,998 898,257 7,025,472 $52,972,059

Notes to financial statements
204
2022 Annual Report TIAA-CREF Funds: Equity Funds
continued
Note 9—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended October 31, 2022, there were no inter-fund borrowing or lending transactions.
Note 10—line of credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2022, there were no borrowings under this credit facility by the Funds.
Note 11—fund reorganization
The Reorganization, as previously described in Note 1—organization, Fund reorganization, was structured to qualify as a tax-free reorganization under the Code for federal income tax purposes, and the Target Fund’s shareholders recognized no gain or loss for federal income tax purposes as a result. Prior to the closing of the Reorganization, the Target Fund distributed all of its net investment income and capital gains, if any. Such distribution may be taxable to the Target Fund’s shareholders for federal income tax purposes.
Investments of the Target Fund
The cost, fair value and net unrealized appreciation (depreciation) of the investments of the Target Fund as of the date of the
Reorganization were as follows:
For financial reporting purposes, assets received and shares issued by the Acquiring Fund was recorded at fair value; however, the cost basis of the investments received from the Target Fund was carried forward to align ongoing reporting of the Acquiring Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Share transactions
The shares outstanding, net assets and NAV per share immediately prior to and after the Reorganization were as follows:
Nuveen International
Growth Fund
Cost of investments $393,453,802
Fair value of investments 440,656,370
Net unrealized appreciation (depreciation) of investments 7,202,567
Target Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
Nuveen International Growth Fund
Class A 739,771 $26,886,405 $36.34
Class C 77,261 2,618,880 33.90
Class I 1,430,433 52,653,335 36.81
Class R6 10,414,536 381,409,283 36.62
Acquiring Fund - Prior to Reorganization
Shares
Outstanding Net Assets
NAV
per Share
International Opportunities
Institutional Class 8,906,987 $112,009,385 $12.58
Advisor Class 756,425 9,500,078 12.56
Premier Class 181,039 2,281,925 12.60
Retirement Class 7,773,128 97,433,080 12.53
Retail Class 578,629 7,268,587 12.56
Class W 137,405,075 1,730,267,477 12.59

205
TIAA-CREF Funds: Equity Funds 2022 Annual Report
concluded
Pro forma results of operations (unaudited)
The beginning of the current fiscal period for the Nuveen International Growth Fund was August 1, 2022. Assuming the Reorganization
had been completed on November 1, 2022, the beginning of the Acquiring Fund’s current fiscal period, the pro forma results of operations for the current fiscal period are as follows:
Because the combined investment portfolios for the Reorganization have been managed as a single integrated portfolio since the
Reorganization was completed, it is not practicable to separate the amounts of revenue and earnings of the Target Fund that have been included in the Statements of operations for the Acquiring Fund since the Reorganization was consummated.
Cost and Expenses
In connection with the Reorganization, the Acquiring Fund incurred certain associated costs and expenses. Such amounts were included as a component of “Accrued other expenses” on the Statement of Assets and Liabilities and “Other expenses” on the
Statement of Operations.
Acquiring Fund - After Reorganization
Shares
Outstanding Net Assets
NAV
per Share
International Opportunities
Institutional Class 10,604,877 $133,361,187 $12.58
Advisor Class 4,948,840 62,153,413 12.56
Premier Class 181,038 2,281,925 12.60
Retirement Class 7,773,128 97,433,080 12.53
Retail Class 2,927,456 36,773,873 12.56
Class W 165,998,101 2,090,324,957 12.59
Acquiring Fund - Pro Forma Results from Operations
International
Opportunities
Net investment income (loss) $52,640,418
Net realized and unrealized gains (losses) (1,539,106,787)
Change in net assets resulting from operations (1,486,466,369)

Report of Independent Registered Public Accounting Firm
206
2022 Annual Report TIAA-CREF Funds: Equity Funds
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Growth & Income Fund, TIAA-CREF Large-Cap Growth
Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap
Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice Equity Fund, TIAA-CREF Social Choice Low Carbon
Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International Equity Fund, TIAA-CREF International Opportunities
Fund, TIAA-CREF Quant International Small-Cap Equity Fund and TIAA-CREF Social Choice International Equity Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Growth
& Income Fund, TIAA-CREF Large-Cap Growth Fund, TIAA-CREF Large-Cap Value Fund, TIAA-CREF Mid-Cap Growth Fund, TIAA-CREF
Mid-Cap Value Fund, TIAA-CREF Quant Small-Cap Equity Fund, TIAA-CREF Quant Small/Mid-Cap Equity Fund, TIAA-CREF Social Choice
Equity Fund, TIAA-CREF Social Choice Low Carbon Equity Fund, TIAA-CREF Emerging Markets Equity Fund, TIAA-CREF International
Equity Fund, TIAA-CREF International Opportunities Fund, TIAA-CREF Quant International Small-Cap Equity Fund and TIAA-CREF Social
Choice International Equity Fund (fourteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”)
as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31,
2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
December 22, 2022
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

207
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Important tax information
(unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-term capital gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends received deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Fund
Net long-term
capital gains
2.1
Growth & Income $ 822,466,686
2.2
Large-Cap Growth 363,177,478
2.3
Large-Cap Value 410,737,163
2.4
Mid-Cap Growth 198,589,104
2.5
Mid-Cap Value 170,180,326
2.6
Quant Small-Cap Equity 326,821,997
2.7
Quant Small/Mid-Cap Equity 87,446,800
2.8
Social Choice Equity 485,212,923
2.9
Social Choice Low Carbon Equity 36,337,341
3.01
Emerging Markets Equity 123,042,526
3.1
International Equity –
3.2
International Opportunities 159,526,627
3.3
Quant International Small-Cap Equity 47,416,556
3.4
Social Choice International Equity 4,804,991
Fund Percentage
2.1
Growth & Income 21.2%
2.2
Large-Cap Growth 6.8
2.3
Large-Cap Value 100.0
2.4
Mid-Cap Growth 3.7
2.5
Mid-Cap Value 21.0
2.6
Quant Small-Cap Equity 10.6
2.7
Quant Small/Mid-Cap Equity 11.4
2.8
Social Choice Equity 39.9
2.9
Social Choice Low Carbon Equity 43.2
3.01
Emerging Markets Equity –
3.1
International Equity –
3.2
International Opportunities –
3.3
Quant International Small-Cap Equity 0.4
3.4
Social Choice International Equity –

Important tax information
(unaudited)
208
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Qualified dividend income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
Foreign source income and foreign tax credit pass through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund Percentage
2.1
Growth & Income 23.1%
2.2
Large-Cap Growth 8.2
2.3
Large-Cap Value 100.0
2.4
Mid-Cap Growth 5.3
2.5
Mid-Cap Value 22.8
2.6
Quant Small-Cap Equity 10.7
2.7
Quant Small/Mid-Cap Equity 11.7
2.8
Social Choice Equity 41.1
2.9
Social Choice Low Carbon Equity 44.2
3.01
Emerging Markets Equity 13.3
3.1
International Equity 86.4
3.2
International Opportunities 52.1
3.3
Quant International Small-Cap Equity 30.7
3.4
Social Choice International Equity 81.1
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
2.1
Growth & Income 0.0% 0.0%
2.2
Large-Cap Growth 0.0 0.0
2.3
Large-Cap Value 0.0 0.0
2.4
Mid-Cap Growth 0.0 0.0
2.5
Mid-Cap Value 0.0 0.0
2.6
Quant Small-Cap Equity 0.0 0.0
2.7
Quant Small/Mid-Cap Equity 0.0 0.0
2.8
Social Choice Equity 0.0 0.0
2.9
Social Choice Low Carbon Equity 0.0 0.0
3.01
Emerging Markets Equity 0.0 0.0
3.1
International Equity 0.0 0.0
3.2
International Opportunities 0.1 2.8
3.3
Quant International Small-Cap Equity 0.0 0.0
3.4
Social Choice International Equity 0.0 0.0
Fund
Foreign
source income
Foreign
source income
per share
Qualifying
foreign
taxes paid
Qualifying
foreign taxes
paid per share
2.1
Growth & Income $ – $ – $ – $ –
2.2
Large-Cap Growth – – – –
2.3
Large-Cap Value – – – –
2.4
Mid-Cap Growth – – – –
2.5
Mid-Cap Value – – – –
2.6
Quant Small-Cap Equity – – – –
2.7
Quant Small/Mid-Cap Equity – – – –
2.8
Social Choice Equity – – – –
2.9
Social Choice Low Carbon Equity – – – –
3.01
Emerging Markets Equity 48,037,968 0.19846 3,357,722 0.01387
3.1
International Equity 144,508,569 0.24187 11,804,679 0.01976
3.2
International Opportunities 35,945,900 0.18844 2,978,729 0.01562
3.3
Quant International Small-Cap Equity 49,012,745 0.35623 4,064,992 0.02955
3.4
Social Choice International Equity 29,119,856 0.25991 2,787,595 0.02488

209
TIAA-CREF Funds: Equity Funds 2022 Annual Report
Additional fund information
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds October 31, 2022
Trustees and officers
(unaudited)
210
2022 Annual Report TIAA-CREF Funds: Equity Funds
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management),
and member of asset allocation portfolio management
team, GMO (2003–2005).
Mr. Berkley has particular experience in investment
management, global operations and finance, as
well as experience with non-profit organizations and
foundations.
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). Director of U.S. Pension Plans, Johnson &
Johnson (2002–2006).
Mr. Boateng has particular experience in investments,
pensions, and public finance.
88 Board Member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Chair, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the Treasury (2011–2013).
Prof. Eberly has particular experience in education,
finance and public economic policy.
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
Ms. Eckl has particular experience in investment
management, mutual funds, pension plan management,
finance, accounting and operations. Ms. Eckl is licensed
as a certified public accountant in the State of Texas.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
Mr. Forrester has particular experience in investment
management, institutional marketing and product
development, operations management, alternative
investments and experience with non-profit
organizations.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
James S. Reid, Jr. Professor of Law (since 2004), Senior
Adviser to President and Provost (2010–2012), Acting
Dean (2009), Vice Dean for Budget (2003–2006) and
on the faculty (since 1989) of Harvard Law School.
Prof. Jackson has particular experience in law, including
financial regulation, federal securities laws, consumer
protection, finance, federal budget policy, pensions and
Social Security, and organizational management and
education.
88 Director, Build Commonwealth (non-profit
organization).

211
TIAA-CREF Funds: Equity Funds 2022 Annual Report
continued
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002–2010), Goldman Sachs Asset Management.
Mr. Kenny has particular experience in investment
management of mutual funds and alternative
investments, finance, and operations management,
as well as experience on non-profit boards. He is
designated as an audit committee financial expert.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare; Member, University
of California at Santa Barbara Arts and
Lectures Advisory Council.
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
Prof. Poterba has particular experience in education,
economics, finance, tax, and organizational
development.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
Mr. Starr has particular experience in finance, investment
management of mutual funds, exchange-traded funds
and other alternative investments, corporate strategy
and development and regulatory change management.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.

Trustees and officers
(unaudited)
TIAA-CREF Funds October 31, 2022
212
2022 Annual Report TIAA-CREF Funds: Equity Funds
concluded
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer, Office of the Chief
Operating Officer. Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive
Officer of CREF and TIAA Separate Account VA-1.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen.
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds.
Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex.  Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Additional information about index providers
(unaudited)
213
TIAA-CREF Funds: Equity Funds Annual Report
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Standard & Poor's Index
The S&P 500® Index is a product  of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the Growth & Income Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s
Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings
LLC (“Dow Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI,
Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 Index OR ANY DATA RELATED THERETO OR ANY COMMUNICATION,
INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY
DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES,
OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE
FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY
HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR
ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

How to reach us
©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
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Equity Index Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
October 31,
2022
The annual report contains the audited financial statements.
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
4.1
Equity Index Fund TIEIX TEIHX TCEPX TIQRX TINRX TEQWX
4.2
Large-Cap Growth Index Fund TILIX TRIHX – TRIRX – TRIWX
4.3
Large-Cap Value Index Fund TILVX THCVX – TRCVX – THCWX
4.4
S&P 500 Index Fund TISPX TISAX – TRSPX – TISWX
4.5
Small-Cap Blend Index Fund TISBX TRHBX – TRBIX – –
4.6
Emerging Markets Equity Index Fund TEQLX TEQHX TEQPX TEQSX TEQKX TENWX
4.7
International Equity Index Fund TCIEX TCIHX TRIPX TRIEX – TCIWX

Contents
Understanding this report 3
Letter to investors 4
Market monitor 6
About the funds’ benchmarks 7
Fund performance
Portfolio managers’ comments 8
Equity Index Fund 14
Large-Cap Growth Index Fund 16
Large-Cap Value Index Fund 18
S&P 500 Index Fund 20
Small-Cap Blend Index Fund 22
Emerging Markets Equity Index Fund 24
International Equity Index Fund 26
Expense examples 28
Portfolio of investments 31
Audited financial statements
Statements of assets and liabilities 196
Statements of operations 200
Statements of changes in net assets 202
Financial highlights 206
Notes to financial statements 220
Report of Independent Registered Public Accounting Firm 230
Important tax information 231
Additional fund information 232
Trustees and officers 233
Additional information about index providers 236
How to reach us Inside back cover

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Understanding this report
For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.
This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended October 31, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The fund performance section compares each fund’s investment returns with those of its benchmark index.
The portfolios of investments list the industries and types of securities in which each fund had investments as of October
31, 2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Letter to investors
Brad Finkle
Global stocks posted losses for the twelve months ended October 31, 2022.
The U.S. economy fluctuated during the period, experiencing both contraction and expansion. The Federal Reserve responded to growing inflationary pressure by aggressively tightening monetary policy. Other economies around the world generally grew at a moderate pace, but persistent inflation was a common concern.
For the twelve months:
The Russell 3000® Index, which measures the performance of the broad U.S.
stock market, returned −16.5%. Please see page 7 for benchmark definitions.
The MSCI EAFE® Index, which represents stocks in 21 developed-markets nations outside North America, returned −23.0%.
The MSCI Emerging Markets Index, which tracks the performance of stocks in
24 developing nations, returned −31.0%.
All seven TIAA-CREF Equity Index Funds (Institutional Class) posted losses for the period.
U.S. economy produced mixed results
Domestic stocks recorded declines for the twelve months as concerns over inflation and rising interest rates strained financial markets. The U.S. economy grew at a strong pace in the fourth quarter of 2021, but it contracted over the following two quarters before expanding again in the third quarter of 2022.
Unemployment declined, while inflation accelerated over the twelve months. The
Fed raised the federal funds target rate five times during the twelve-month period ended October 2022, and policymakers indicated that ongoing increases would be appropriate.
For the twelve months, small-cap stocks trailed large- and mid-sized equities, while growth shares underperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Foreign developed markets lost ground
Foreign developed-markets stocks declined, though many of the world’s larger economies continued to grow. The 19-nation euro area recorded moderate economic expansion throughout the period; however, rising prices, particularly those for energy, became increasingly worrisome. The European Central Bank began to tighten monetary policy with three increases to its suite of benchmark interest rates. The Bank of England increased its benchmark rate to 2.25%.
Emerging markets stocks posted losses
Of the 24 countries in the MSCI Emerging Markets Index, more than one-half declined in U.S.-dollar terms. China, which accounted for more than 26.0% of the index at period-end, registered a larger loss than the index, primarily due to government-imposed COVID-19 restrictions. Taiwan and South Korea, which represented more than 25.0% of the index combined, also underperformed the benchmark.
All index funds posted declines
All of the TIAA-CREF Equity Index Funds experienced losses for the twelve months.
Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low cost per invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ twelve-month returns ranged from –7.0% for the Large-Cap Value Index Fund to −31.0% for the Emerging Markets Equity Index
Fund. (All fund returns are for the Institutional Class.)
The Large-Cap Value Index Fund performed best with a low single-digit loss, while its growth counterpart, the Large-Cap Growth Index Fund, returned –24.7%.
The Small-Cap Blend Index Fund posted a loss of –18.4%. The Equity Index Fund returned –16.5% and the S&P 500 Index Fund returned –14.6%.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Among TIAA-CREF’s international equity index portfolios, the International Equity Index Fund returned –23.0%, while the
Emerging Markets Equity Index Fund posted a sizable double-digit loss.
A detailed overview of the financial markets during the twelve-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 8.
Navigating markets with long-term goals in mind
After more than a decade of above-average returns in the equity markets, a down year—such as the one we are witnessing—is not unusual. Nevertheless, it’s natural for investors to feel concerned when their portfolios are showing negative results. As such, we remind our investors that, historically, markets have weathered periods of volatility, and that these experiences can serve to reinforce the value of a well-developed investment plan designed to help investors achieve their financial goals. We believe a diversified portfolio of stocks, bonds and other assets, managed by professionals, can play an important role in that strategy. Of course, diversification cannot guarantee against market losses, and past performance cannot guarantee future results.
If you have any questions or would like to talk about your portfolio, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to help you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Market monitor

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Stocks fell as inflation rose
For the twelve months ended October 31, 2022, U.S. stocks declined as persistent inflation and rising interest rates caused concern among investors. The Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.5%, while international developed- and emerging-markets equities posted larger losses.
U.S. economy turned in mixed performance
During the twelve months, the U.S. economy experienced periods of growth and contraction. Strong consumer spending and solid job growth gave the economy a boost, while increasing inflation and rising interest rates created headwinds. Real gross domestic product (GDP), which measures the value of all goods and services produced in the United States, grew at an annualized rate of 7.0% during the fourth quarter of 2021. But GDP contracted by 1.6% in the first quarter of 2022 and by
0.6% in the second quarter. However, GDP expanded by 2.6% in the third quarter according to the government’s “advance”
estimate.
The unemployment rate declined during the period, dropping from 4.2% in November 2021 to 3.7% in October 2022. The jobless rate fell to a low of 3.5% late in the period, a level not seen since before the COVID-19 pandemic. Core inflation, which includes all items except food and energy, increased 6.3% for the twelve months ended in October. Oil prices had large swings but ended only slightly higher. The price of West Texas Intermediate crude oil rose from $84 per barrel on November 1, 2021, to less than $87 on October 31, 2022. The dollar rose against most major currencies during the period.
Small-cap and growth stocks experienced the largest losses
Among U.S. equity investment styles, small-cap shares underperformed mid- and large-cap stocks, while growth equities lagged value shares in all size categories. Small-cap stocks returned −18.5%, while mid-cap stocks returned −17.2% and large-cap equities returned −16.4%. Among small caps, growth stocks returned −26.0% and value shares returned −10.7%. In the mid-cap category, growth equities returned −28.9%, while value stocks returned −10.2%. Within large caps, growth equities returned −24.6% and value stocks returned −7.0%. (Returns by investment style and capitalization size are based on the
Russell indexes.)
International stocks experienced generally larger declines for the period. The MSCI Emerging Markets Index returned
−31.0%, while the MSCI EAFE® Index, which measures stock performance in 21 developed-markets countries outside North
America, returned −23.0%.
Rising inflation and interest rates weighed on U.S. stocks
For the twelve-month period, U.S. equities declined amid
concerns over the pace of inflation and rising interest rates.
The Federal Reserve acted forcefully in response to inflation concerns, increasing the federal funds target rate five times during the period. The key short-term interest-rate measure
was raised to 3.00%–3.25%, its highest level since 2008.
Policymakers indicated that further increases were likely and raised the benchmark rate again a few days after the period
ended.
Economies around the world grew at varying rates during
the twelve months. The 19-nation euro area expanded for
four consecutive quarters, but higher prices—particularly
those for energy—posed an increasing challenge. China’s
economy also grew at a moderate rate despite aggressive
action by the government to limit exposure to COVID-19
variants. Central banks moved to tighten monetary policies
in response to accelerating global inflation. The European
Central Bank raised its benchmark rates by a total of 2.00
percentage points, while the Bank of England increased its
benchmark rate to 2.25%.
Global equities posted declines across the board
Performance for the twelve months ended October 31, 2022
Source: U.S. small-cap growth: Russell 2000® Growth Index; U.S. small-cap value:
Russell 2000 Value Index; U.S. mid-cap growth: Russell Midcap® Growth Index; U.S.
mid-cap value: Russell Midcap Value Index; U.S. large-cap growth: Russell 1000®
Growth Index; U.S. large-cap value: Russell 1000 Value Index; Emerging markets: MSCI
Emerging Markets Index; Foreign developed markets: MSCI EAFE® Index. Twelve-month returns as of October 31, 2022.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
About the funds’ benchmarks
Broad market indexes
The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.
The MSCI EAFE® Index measures the performance of the leading stocks in 21 developed-markets countries outside North
America—in Europe, Australasia and the Far East.
The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-markets countries in
Europe, Asia, Africa, Latin America and the Middle East.
Large-cap indexes
The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.
The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/
book ratios.
The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the
1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.
Small-cap index
The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000
Index, based on market capitalization.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of Standard & Poor’s Financial Services, LLC, a division of S&P Global.

Portfolio managers’ comments

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Equity Index Fund
Performance for the twelve months ended October 31, 2022
The Equity Index Fund returned -16.50% for the Institutional Class, compared with the -16.52% return of its benchmark, the
Russell 3000® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return slightly outperformed that of its benchmark index, despite the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000 Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Eight of the eleven industry sectors in the Russell 3000 Index registered losses for the twelve months. Communication services and consumer discretionary were the worst performers, returning −40.9% and −29.5%, respectively. Information technology—the largest sector, representing more than 25.0% of the benchmark’s total market capitalization on October 31,
2022—returned −23.8% and detracted most from the index’s performance. Together, these three sectors accounted for close to one-half of the benchmark’s total market capitalization on October 31, 2022. Energy was the best performer, surging 62.5%, followed by the defensive consumer staples and utilities sectors, which gained 4.0% and 2.9%, respectively.
Only one of the benchmark’s five largest stocks outperformed
For the twelve-month period, only one of the five largest stocks in the Russell 3000 Index posted a return that surpassed the overall return of the index. That stock was Apple, which advanced amid resilient demand for the company’s products. The remaining four stocks trailed the benchmark by a significant margin. Amazon.com generated the steepest decline, hurt by a slowdown in its core retail business. Next came Tesla, followed by Alphabet (the parent company of Google) and Microsoft.
Large-Cap Growth Index Fund
Performance for the twelve months ended October 31, 2022
The Large-Cap Growth Index Fund returned -24.65% for the Institutional Class, compared with the -24.60% return of its benchmark, the Russell 1000® Growth Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return underperformed that of its benchmark index due to the effect of expenses.
The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Portfolio managers’ comments
continued
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Eight of the eleven industry sectors in the Russell 1000 Growth Index registered losses for the twelve months. Communication services and consumer discretionary were the worst performers, returning −47.1% and −33.1%, respectively. Information technology—the largest sector, representing more than 45.0% of the benchmark’s total market capitalization on October
31, 2022—returned −23.8% and detracted most from the index’s performance. Together, these three sectors accounted for almost three-quarters of the benchmark’s total market capitalization on October 31, 2022. Energy was the best performer, surging 61.6%, followed by the defensive consumer staples and utilities sectors, which gained 2.8% and 2.3%, respectively.
Only one of the benchmark’s five largest stocks outperformed
For the twelve-month period, only one of the five largest stocks in the Russell 1000 Growth Index posted a return that surpassed the overall return of the index. That stock was Apple, which advanced amid resilient demand for the company’s products. The remaining four stocks trailed the benchmark by a significant margin. Amazon.com generated the steepest decline, hurt by a slowdown in its core retail business. Next came Tesla, followed by Alphabet (the parent company of Google)
and Microsoft.
Large-Cap Value Index Fund
Performance for the twelve months ended October 31, 2022
The Large-Cap Value Index Fund returned -6.99% for the Institutional Class, compared with the -7.00% return of its benchmark, the Russell 1000® Value Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return slightly outperformed that of its benchmark index, despite the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Most benchmark sectors declined
Seven of the eleven industry sectors in the Russell 1000 Value Index posted losses for the twelve months. Communication services, which returned −30.3%, was the worst performer and largest detractor from the index’s performance. Information technology and real estate were the next-worst performers, returning −22.7% and −20.8%, respectively. Financials—the benchmark’s largest sector—was more resilient but still weak with a −12.9% return. Together, these four sectors represented almost 45.0% of the index’s total market capitalization on October 31, 2022. Energy, which soared 64.9% on elevated oil prices, was the best-performing sector and largest contributor to the index’s return. Consumer staples was the next-best performer, climbing 5.2% as investors rewarded stocks with stable demand characteristics.

Portfolio managers’ comments

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
Four of the benchmark’s five largest stocks outperformed
For the twelve-month period, four of the five largest stocks in the Russell 1000 Value Index generated returns that surpassed the overall return of the index. Exxon Mobil and Chevron led the way, posting outsized gains on the back of strong earnings reports from both companies. While substantially lower, returns were also positive for Johnson & Johnson and Berkshire
Hathaway. JPMorgan Chase trailed the index due to several factors, including a slowdown in capital markets activity and an increase in reserves set aside for potential loan losses.
S&P 500 Index Fund
Performance for the twelve months ended October 31, 2022
The S&P 500 Index Fund returned -14.62% for the Institutional Class, compared with the -14.61% return of its benchmark, the
S&P 500® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return slightly underperformed that of its benchmark index due to the effect of expenses. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the large-cap-oriented S&P 500 Index outperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which returned −16.52%. A portion of the Russell 3000 Index consists of small-cap equities, which underperformed large caps for the period.
Most benchmark sectors declined
Seven of the eleven industry sectors in the S&P 500 Index posted losses for the twelve months. Communication services returned −40.6% and was the worst performer, hurt by broad weakness in media and entertainment stocks. Next came consumer discretionary and real estate, which returned −28.5% and −20.6%, respectively, followed by information technology—the largest sector—which returned −20.3%. Together, these four sectors represented more than 45.0% of the benchmark’s total market capitalization on October 31, 2022. Energy was the best performer, gaining an impressive 65.0%.
The defensive consumer staples, utilities and health care sectors also advanced, rising 4.9%, 2.9% and 0.8%, respectively.
Only one of the benchmark’s five largest stocks outperformed
For the twelve-month period, only one of the five largest stocks in the S&P 500 Index generated a return that surpassed the overall return of the index. That stock was Apple, which posted a modest gain amid resilient demand for the company’s products. The remaining four stocks lagged the benchmark by a sizeable margin. Amazon.com registered the sharpest decline, hurt by a slowdown in its core retail business, followed by Tesla, which was pressured by several factors, including supply-chain disruptions and higher input costs. Next in line were Alphabet (the parent company of Google) and Microsoft.
Small-Cap Blend Index Fund
Performance for the twelve months ended October 31, 2022
The Small-Cap Blend Index Fund returned -18.42% for the Institutional Class, compared with the -18.54% return of its benchmark, the Russell 2000® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return outperformed that of its benchmark index, despite the effect of expenses.
The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark. During the twelve months, the Fund participated in a securities lending program.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Portfolio managers’ comments
continued
U.S. stocks fell amid mixed economic performance
The U.S. economy grew at a robust pace early in the fourth quarter of 2021, but then contracted for two consecutive quarters before expanding again in the third quarter of 2022. Key economic drivers, such as consumer spending and job growth, remained solid. However, inflation concerns and rising interest rates took a toll on economic momentum. The unemployment rate declined throughout the period, falling to 3.7% in October 2022. Core inflation, which includes all items except food and energy, rose 6.3% for the twelve months ended in October. Oil prices were volatile but finished the period only modestly higher.
Equity markets recorded declines across all size and style categories as investors responded to aggressive monetary policy actions aimed at taming inflation. The Federal Reserve raised the federal funds target rate five times during the twelve-month period ended October 2022. The Fed increased the key short-term interest-rate measure to 3.00%–3.25%, its highest level since January 2008.
For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, returned −16.52%. Large-
cap stocks outperformed smaller equities, while value shares outpaced growth stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)
Nearly all benchmark sectors declined
Nine of the eleven industry sectors in the Russell 2000 Index posted losses for the twelve months. Communication services was the worst performer with a −39.2% return, followed by health care—the benchmark’s largest sector—which returned
−31.5% and detracted most from the index’s performance. The next-largest detractors were information technology and consumer discretionary, which returned −30.5% and −27.8%, respectively. Together, these four sectors accounted for almost
45.0% of the index’s total market capitalization on October 31, 2022. Energy, which gained 44.8%, was the best-performing sector and top contributor to the benchmark’s return. Utilities was the other positive performer, rising 3.7%.
All of the benchmark’s five largest stocks outperformed
For the twelve-month period, all of the five largest stocks in the Russell 2000 Index posted gains and surpassed the overall return of the benchmark. Energy companies Murphy Oil and Matador Resources performed best, climbing sharply higher on elevated oil prices. Next came Shockwave Medical, which received approval to market its cardiovascular disease treatments in
China, and equipment maker Chart Industries, which reported record sales. Industrial company RBC Bearings was last in line with a single-digit gain.
Emerging Markets Equity Index Fund
Performance for the twelve months ended October 31, 2022
The Emerging Markets Equity Index Fund returned -30.98% for the Institutional Class, compared with the -31.03% return of its benchmark, the MSCI Emerging Markets Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return outperformed that of its benchmark index, despite the effect of expenses.
The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
Foreign stocks declined despite continued growth
International stocks in both developed- and emerging-markets countries lost ground for the period despite continued economic growth among global economies. The economy in the 19-nation euro area expanded in the fourth quarter of 2021 and in each of the following three quarters, though the growth rate decelerated in the third quarter of 2022. China’s economy also grew during the twelve-month period, but the country struggled due to severe COVID-19 restrictions imposed by the government.
Global central banks began to aggressively tighten monetary policy in response to rising inflation. The Federal Reserve increased the federal funds target rate five times to 3.00%–3.25% during the twelve-month period ended October 2022. The
European Central Bank raised its benchmark rates three times for an overall increase of 2.00 percentage points. The Bank of
England increased its benchmark rate to 2.25%.
The MSCI EAFE® Index, which measures stock performance in 21 developed-markets nations outside North America, returned –23.00% for the period, outperforming the return of the MSCI Emerging Markets Index but trailing the −16.52% return of the Russell 3000® Index, a broad measure of the U.S. stock market.

Portfolio managers’ comments

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
Countries in the benchmark had mixed returns
Of the 24 country components in the MSCI Emerging Markets Index, slightly more than one-half declined in U.S.-dollar terms for the twelve-month period. Hungary was the worst performer with a loss of –48.8%. China, the largest index component, returned –47.9%. Taiwan, the third-largest index component, returned –34.5%, while South Korea, the fourth-largest, returned
–34.3%. Together, these four countries accounted for more than one-half of the index’s total market capitalization on October
31, 2022. Turkey performed best with a gain of 28.1%.
Two of the benchmark’s five largest stocks outperformed
Two of the five largest stocks in the MSCI Emerging Markets Index had performance that exceeded the benchmark’s overall return. Reliance Industries rose modestly in local currency terms, benefiting from a rise in oil prices, but the stock lost ground in U.S.-dollar terms due to the dollar’s strength. Samsung Electronics declined but outpaced the index. Internet retailer Alibaba
Group Holding, internet firm Tencent Holdings and Taiwan Semiconductor Manufacturing all trailed the benchmark.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.
International Equity Index Fund
Performance for the twelve months ended October 31, 2022
The International Equity Index Fund returned -23.00% for the Institutional Class, compared with the -23.00% return of its benchmark, the MSCI EAFE® Index. The performance table shows returns for all share classes of the Fund.
For the twelve-month period, the Fund’s return matched that of its benchmark index. The Fund’s return includes a deduction for expenses, while the benchmark’s does not. The Fund had a risk profile similar to that of its benchmark.
Foreign stocks declined despite continued growth
International stocks in both developed- and emerging-markets countries lost ground for the period despite continued economic growth among global economies. The economy in the 19-nation euro area expanded in the fourth quarter of 2021 and in each of the following three quarters, though the growth rate decelerated in the third quarter of 2022. China’s economy also grew during the twelve-month period, but the country struggled due to severe COVID-19 restrictions imposed by the government.
Global central banks began to aggressively tighten monetary policy in response to rising inflation. The Federal Reserve increased the federal funds target rate five times to 3.00%–3.25% during the twelve-month period ended October 2022. The
European Central Bank raised its benchmark rates three times for an overall increase of 2.00 percentage points. The Bank of
England increased its benchmark rate to 2.25%.
The MSCI EAFE Index, which measures stock performance in 21 developed-markets nations outside North America, outperformed the –31.03% return of the MSCI Emerging Markets Index for the period. Both indexes trailed the –16.52% return of the Russell 3000® Index, a broad measure of the U.S. stock market.
All countries in the benchmark lost ground
All of the countries in the MSCI EAFE Index posted double-digit losses in U.S.-dollar terms for the twelve-month period. The largest index components were Japan (22.1%), the United Kingdom (15.6%) and France (11.7%), returning –24.7%, –12.4%
and −20.4%, respectively. Collectively, these three nations represented nearly one-half of the benchmark’s total market capitalization on October 31, 2022. The Netherlands was the worst performer, returning –38.7%.
Three of the benchmark’s five largest stocks outperformed
Three of the five largest stocks in the MSCI EAFE Index exceeded the benchmark’s overall return. Shell performed best with a strong double-digit gain, followed by global drug manufacturer AstraZeneca, which also advanced. Swiss pharmaceutical manufacturer Roche Holding declined but outpaced the index. Nestle only slightly trailed the index’s return, while Dutch semiconductor firm ASML Holding posted a sizable loss.
The Fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the Fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Portfolio managers’ comments
concluded
Many foreign exchanges close for trading before the Fund’s net asset value (NAV) is calculated (see the Fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the Fund’s benchmark. These changes are, however, taken into account to value the Fund’s portfolio holdings at the time the Fund’s NAV is calculated; these are known as fair value pricing adjustments.

Equity Index Fund

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Equity Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 7/1/99 -16.50% 9.83% 12.43% 0.05% 0.05%
Advisor Class 12/4/15 -16.59 9.70 12.35
†
0.17 0.17
Premier Class 9/30/09 -16.62 9.66 12.26 0.20 0.20
Retirement Class 3/31/06 -16.71 9.56 12.14 0.30 0.30
Retail Class 3/31/06 -16.70 9.53 12.11 0.32 0.32
Class W 9/28/18 -16.46 9.87
†
12.45
†
0.05 0.00
Russell 3000® Index – -16.52 9.87 12.46 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Equity Index Fund
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
32.78
billion
Portfolio turnover rate 7%
Number of holdings 2,847
Weighted median market
capitalization $116.00 billon
Price/earnings ratio (weighted
12-month trailing average)
†
21.9
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 25.0
Health care 15.0
Financials 12.0
Consumer discretionary 10.9
Industrials 9.4
Communication services 6.8
Consumer staples 6.3
Energy 5.4
Real estate 3.2
Materials 2.8
Utilities 2.8
Short-term investments,
other assets & liabilities, net 0.4
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
65.8
More than $15 billion-$50 billion
18.2
More than $2 billion-$15 billion
13.5
$2 billion or less
2.5
Total 100.0

Large-Cap Growth Index Fund

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Growth Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 24 .65% 12 .52% 14 .61% 0 .05% 0 .05%
Advisor Class 12/4/15 - 24 .73 12 .38 14 .52
†
0 .17 0 .17
Retirement Class 10/1/02 - 24 .84 12 .24 14 .33 0 .30 0 .30
Class W 9/30/19 - 24 .60 12 .56
†
14 .63
†
0 .05 0 .00
Russell 1000® Growth Index – - 24 .60 12 .59 14 .69 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Large-Cap Growth Index Fund
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
8.91
billion
Portfolio turnover rate 34%
Number of holdings 514
Weighted median market
capitalization $255.79 billon
Price/earnings ratio (weighted
12-month trailing average)
†
28.2
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 43.0
Consumer discretionary 15.6
Health care 12.6
Industrials 7.6
Communication services 6.8
Consumer staples 5.7
Financials 3.7
Energy 1.8
Real estate 1.5
Materials 1.4
Utilities 0.1
Short-term investments,
other assets & liabilities, net 0.2
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
79.1
More than $15 billion-$50 billion
14.7
More than $2 billion-$15 billion
6.2
Total 100.0

Large-Cap Value Index Fund

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Large-Cap Value Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 6 .99% 7 .18% 10 .24% 0 .05% 0 .05%
Advisor Class 12/4/15 - 7 .11 7 .02 10 .15
†
0 .19 0 .19
Retirement Class 10/1/02 - 7 .25 6 .90 9 .96 0 .30 0 .30
Class W 9/30/19 - 6 .98 7 .20
†
10 .25
†
0 .05 0 .00
Russell 1000® Value Index – - 7 .00 7 .21 10 .30 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Large-Cap Value Index Fund
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
7.96
billion
Portfolio turnover rate 21%
Number of holdings 850
Weighted median market
capitalization $77.41 billon
Price/earnings ratio (weighted
12-month trailing average)
†
17.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 20.7
Health care 17.0
Industrials 10.3
Energy 8.8
Information technology 8.7
Consumer staples 7.2
Communication services 7.2
Consumer discretionary 6.0
Utilities 5.5
Real estate 4.5
Materials 4.1
Short-term investments,
other assets & liabilities, net 0.0
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
61.6
More than $15 billion-$50 billion
23.8
More than $2 billion-$15 billion
14.5
$2 billion or less
0.1
Total 100.0

S&P 500 Index Fund

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
S&P 500 Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 14 .62% 10 .39% 12 .72% 0 .05% 0 .05%
Advisor Class 12/4/15 - 14 .74 10 .24 12 .63
†
0 .18 0 .18
Retirement Class 10/1/02 - 14 .83 10 .11 12 .44 0 .30 0 .30
Class W 9/30/19 - 14 .59 10 .42
†
12 .73
†
0 .05 0 .00
S&P 500® Index – - 14 .61 10 .44 12 .79 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
S&P 500 Index Fund
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
6.85
billion
Portfolio turnover rate 5%
Number of holdings 507
Weighted median market
capitalization $151.26 billon
Price/earnings ratio (weighted
12-month trailing average)
†
20.4
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Information technology 26.1
Health care 15.2
Financials 11.3
Consumer discretionary 10.8
Industrials 8.1
Communication services 7.3
Consumer staples 6.9
Energy 5.3
Utilities 2.9
Real estate 2.6
Materials 2.5
Short-term investments,
other assets & liabilities, net 1.0
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
76.8
More than $15 billion-$50 billion
19.2
More than $2 billion-$15 billion
4.0
Total 100.0

Small-Cap Blend Index Fund

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Small-Cap Blend Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 18 .42% 5 .67% 10 .10% 0 .05% 0 .05%
Advisor Class 12/4/15 - 18 .53 5 .52 10 .01
†
0 .76 0 .21
Retirement Class 10/1/02 - 18 .63 5 .42 9 .83 0 .30 0 .30
Russell 2000® Index – - 18 .54 5 .56 9 .93 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for these periods would have been different because the Advisor Class has different expenses than the Institutional Class.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Small-Cap Blend Index Fund
concluded
Fund profile Portfolio composition Holdings by company size
as of 10/31/2022
Net assets $
3.30
billion
Portfolio turnover rate 25%
Number of holdings 1,958
Weighted median market
capitalization $2.48 billon
Price/earnings ratio (weighted
12-month trailing average)
†
39.1
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 17.5
Health care 16.7
Industrials 15.1
Information technology 12.8
Consumer discretionary 10.5
Energy 7.0
Real estate 6.3
Materials 4.1
Consumer staples 3.5
Utilities 3.3
Communication services 2.6
Short-term investments,
other assets & liabilities, net 0.6
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $2 billion-$15 billion
60.2
$2 billion or less
39.8
Total 100.0

Emerging Markets Equity Index Fund

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Emerging Markets Equity Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 8/31/10 - 30 .98% - 3 .34% 0 .62% 0 .18% 0 .18%
Advisor Class 12/4/15 - 31 .08 - 3 .46 0 .55
†
0 .32 0 .32
Premier Class 8/31/10 - 31 .06 - 3 .48 0 .48 0 .33 0 .33
Retirement Class 8/31/10 - 31 .12 - 3 .57 0 .38 0 .43 0 .43
Retail Class 8/31/10 - 31 .19 - 3 .69 0 .26 0 .56 0 .56
Class W 9/28/18 - 30 .81 - 3 .18
†
0 .71
†
0 .18 0 .00
MSCI Emerging Markets Index – - 31 .03 - 3 .09 0 .79 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Emerging Markets Equity Index Fund
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2022
Net assets $
4.55
billion
Portfolio turnover rate 7%
Number of holdings 1,392
Weighted median market
capitalization $25.06 billon
Price/earnings ratio (weighted
12-month trailing average)
†
10.3
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 23.3
Information technology 18.5
Consumer discretionary 12.3
Materials 8.9
Communication services 8.6
Consumer staples 6.6
Energy 5.8
Industrials 5.6
Health care 3.9
Utilities 3.3
Real estate 1.6
Short-term investments,
other assets & liabilities, net 1.6
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
31.0
More than $15 billion-$50 billion
29.0
More than $2 billion-$15 billion
38.2
$2 billion or less
1.8
Total 100.0
% of portfolio investments
as of 10/31/2022
China 26.2
India 15.9
Taiwan 13.1
Korea, Republic of 11.7
Brazil 6.4
Saudi Arabia 5.0
South Africa 3.4
Mexico 2.6
Indonesia 2.3
Thailand 2.1
23 other nations 9.4
Short-term investments 1.9
Total 100.0

International Equity Index Fund

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000,000 over 10 years
Institutional Class
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Equity Index Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 10/1/02 - 23 .00% - 0 .03% 4 .24% 0 .05% 0 .05%
Advisor Class 12/4/15 - 23 .10 - 0 .15 4 .16
†
0 .17 0 .17
Premier Class 9/30/09 - 23 .10 - 0 .18 4 .08 0 .20 0 .20
Retirement Class 10/1/02 - 23 .20 - 0 .28 3 .98 0 .30 0 .30
Class W 9/28/18 - 22 .96 0 .01
†
4 .26
†
0 .05 0 .00
MSCI EAFE® Index – - 23 .00 - 0 .09 4 .13 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
International Equity Index Fund
concluded
Fund profile Portfolio composition Holdings by company size
Holdings by country
as of 10/31/2022
Net assets $
16.73
billion
Portfolio turnover rate 5%
Number of holdings 812
Weighted median market
capitalization $38.49 billon
Price/earnings ratio (weighted
12-month trailing average)
†
11.5
†
Price/earnings ratio is the price of a stock divided
by its earnings per share for the past twelve-month
period.
Sector
% of net assets
as of 10/31/2022
Financials 17.4
Industrials 14.9
Health care 13.6
Consumer discretionary 11.2
Consumer staples 10.4
Information technology 8.2
Materials 7.7
Energy 5.0
Communication services 4.3
Utilities 3.7
Real estate 1.8
Short-term investments,
other assets & liabilities, net 1.8
Total 100.0
Market capitalization
% of equity
investments as of
10/31/2022
More than $50 billion
40.8
More than $15 billion-$50 billion
36.4
More than $2 billion-$15 billion
22.8
Total 100.0
% of portfolio investments
as of 10/31/2022
Japan 21.7
United Kingdom 11.8
France 10.7
Australia 8.0
Germany 7.7
United States 6.8
Switzerland 5.9
Netherlands 5.4
Sweden 3.2
Denmark 2.7
21 other nations 14.2
Short-term investments 1.9
Total 100.0

Expense examples

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( May 1, 2022 – October 31, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
4.1
Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$946.08 $945.41 $945.28 $944.89 $944.76 $946.10
Expenses incurred during the period*
$0.23 $0.72 $0.97 $1.46 $1.61 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.97 $1,024.46 $1,024.21 $1,023.71 $1,023.55 $1,025.20
Expenses incurred during the period*
$0.24 $0.75 $1.01 $1.52 $1.68 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.15% for Advisor Class, 0.20% for Premier Class, 0.30% for Retirement Class, 0.33% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Expense examples
continued
4.2
Large-Cap Growth Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$917.21 $916.85 $916.11 $917.55
Expenses incurred during the period*
$0.24 $0.79 $1.44 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.96 $1,024.38 $1,023.70 $1,025.20
Expenses incurred during the period*
$0.25 $0.83 $1.52 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.16% for Advisor Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.3
Large-Cap Value Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$968.29 $967.38 $967.16 $968.29
Expenses incurred during the period*
$0.25 $0.95 $1.48 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.96 $1,024.24 $1,023.70 $1,025.19
Expenses incurred during the period*
$0.25 $0.98 $1.53 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.19% for Advisor Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.4
S&P 500 Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$944.90 $944.35 $943.80 $945.12
Expenses incurred during the period*
$0.24 $0.88 $1.46 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.96 $1,024.30 $1,023.70 $1,025.20
Expenses incurred during the period*
$0.25 $0.91 $1.52 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.18% for Advisor Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
concluded
4.5
Small-Cap Blend Index Fund
Share Class
Institutional
Class
Advisor
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$998.60 $998.12 $997.67
Expenses incurred during the period*
$0.31 $1.06 $1.57
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.90 $1,024.14 $1,023.63
Expenses incurred during the period*
$0.31 $1.08 $1.59
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.06%
for Institutional Class, 0.21% for Advisor Class and 0.31% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.6
Emerging Markets Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$811.48 $811.08 $810.96 $810.61 $810.79 $812.73
Expenses incurred during the period*
$0.82 $1.59 $1.50 $1.96 $2.22 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.31 $1,023.45 $1,023.55 $1,023.05 $1,022.75 $1,025.20
Expenses incurred during the period*
$0.91 $1.78 $1.68 $2.18 $2.48 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.18% for
Institutional Class, 0.35% for Advisor Class, 0.33% for Premier Class, 0.43% for Retirement Class, 0.49% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
4.7
International Equity Index Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$881.76 $881.08 $881.02 $880.63 $881.82
Expenses incurred during the period*
$0.26 $0.81 $0.97 $1.44 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.93 $1,024.34 $1,024.17 $1,023.67 $1,025.20
Expenses incurred during the period*
$0.28 $0.88 $1.05 $1.55 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.05% for
Institutional Class, 0.17% for Advisor Class, 0.20% for Premier Class, 0.30% for Retirement Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.6%
AUTOMOBILES & COMPONENTS - 2 .1%
73,044 * Adient plc $ 2,555,079
85,722 * American Axle & Manufacturing Holdings, Inc 830,646
227,692 * Aptiv plc 20,735,910
187,250 BorgWarner, Inc 7,027,493
194,066 *,e Canoo, Inc 265,870
150,754 *,e Cenntro Electric Group Ltd 153,769
111,367 Dana Inc 1,777,417
20,723 * Dorman Products, Inc 1,691,411
119,971 *,e Fisker, Inc 977,764
3,366,514 Ford Motor Co 45,010,292
32,192 * Fox Factory Holding Corp 2,828,067
1,241,517 General Motors Co 48,729,542
189,791 Gentex Corp 5,027,564
26,007 * Gentherm, Inc 1,519,329
296,266 * Goodyear Tire & Rubber Co 3,762,578
108,072 Harley-Davidson, Inc 4,647,096
41,093 *,e Holley, Inc 163,550
18,753 LCI Industries, Inc 1,989,881
45,981 Lear Corp 6,378,025
298,149 *,e Lordstown Motors Corp 539,650
428,068 *,e Lucid Group, Inc 6,117,092
315,849 *,e Luminar Technologies, Inc 2,555,218
37,350 * Modine Manufacturing Co 669,312
12,250 * Motorcar Parts of America, Inc 232,750
197,369 *,e Mullen Automotive, Inc 94,027
17,563 Patrick Industries, Inc 802,805
187,621 *,e QuantumScape Corp 1,562,883
457,865 *,e Rivian Automotive, Inc 16,011,539
46,512 * Solid Power, Inc 260,932
16,474 Standard Motor Products, Inc 624,859
20,436 * Stoneridge, Inc 426,499
52,766 * Tenneco, Inc 1,039,490
2,163,942 * Tesla, Inc 492,383,363
42,695 Thor Industries, Inc 3,478,362
22,062 * Visteon Corp 2,878,429
24,358 Winnebago Industries, Inc 1,453,929
183,399 *,e Workhorse Group, Inc 495,177
28,689 * XPEL, Inc 1,984,992
TOTAL AUTOMOBILES & COMPONENTS 689,682,591
BANKS - 4 .3%
19,264 1st Source Corp 1,120,394
15,222 Amalgamated Financial Corp 349,954
26,709 Amerant Bancorp Inc 803,941
4,767 American National Bankshares, Inc 174,329
50,096 Ameris Bancorp 2,580,445
7,416 Arrow Financial Corp 258,225
161,860 Associated Banc-Corp 3,941,291
60,073 Atlantic Union Bankshares Corp 2,074,921
46,076 * Axos Financial, Inc 1,795,121
52,464 Banc of California, Inc 875,100
25,552 Bancfirst Corp 2,448,393
8,255 e Bank First Corp 711,168
5,976,993 Bank of America Corp 215,410,828
35,591 Bank of Hawaii Corp 2,703,136
6,797 Bank of Marin Bancorp 245,372
41,122 Bank of NT Butterfield & Son Ltd 1,420,354
93,778 Bank OZK 4,030,578
64,540 BankUnited 2,320,213

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
27,864 Banner Corp $ 2,082,834
13,280 Bar Harbor Bankshares 398,533
16,845 BCB Bancorp, Inc 331,004
45,048 Berkshire Hills Bancorp, Inc 1,317,654
13,256 Blue Ridge Bankshares, Inc 172,991
25,187 BOK Financial Corp 2,775,356
16,126 * Bridgewater Bancshares, Inc 308,329
61,942 Brookline Bancorp, Inc 851,702
20,231 Business First Bancshares, Inc 501,324
26,674 Byline Bancorp, Inc 616,703
147,992 Cadence BanCorp 4,091,979
5,146 Cambridge Bancorp 452,076
11,481 Camden National Corp 499,653
197 Capital Bancorp, Inc 4,862
4,674 Capital City Bank Group, Inc 165,553
109,579 Capitol Federal Financial 896,356
21,751 Capstar Financial Holdings, Inc 384,558
16,499 * Carter Bankshares, Inc 295,332
61,319 Cathay General Bancorp 2,796,146
16,564 Central Pacific Financial Corp 339,893
1,629,600 Citigroup, Inc 74,733,456
5,365 Citizens & Northern Corp 127,580
393,359 Citizens Financial Group, Inc 16,088,383
13,730 City Holding Co 1,384,670
5,944 Civista Bancshares, Inc 140,873
8,140 CNB Financial Corp 206,919
15,203 * Coastal Financial Corp 708,764
59,238 Columbia Banking System, Inc 1,982,696
28,774 * Columbia Financial, Inc 591,018
103,353 Comerica, Inc 7,286,386
95,168 Commerce Bancshares, Inc 6,741,701
46,320 Community Bank System, Inc 2,891,758
14,544 Community Trust Bancorp, Inc 687,786
34,091 ConnectOne Bancorp, Inc 853,980
33,310 *,e CrossFirst Bankshares, Inc 463,342
48,386 Cullen/Frost Bankers, Inc 7,502,249
22,797 * Customers Bancorp, Inc 768,031
144,179 CVB Financial Corp 4,140,821
29,954 Dime Community Bancshares, Inc 1,034,312
27,023 Eagle Bancorp, Inc 1,223,601
130,541 East West Bancorp, Inc 9,342,819
138,123 Eastern Bankshares, Inc 2,647,818
34,703 Enact Holdings, Inc 889,785
5,411 Enterprise Bancorp, Inc 169,256
29,950 Enterprise Financial Services Corp 1,601,426
11,532 Equity Bancshares, Inc 411,923
8,798 Esquire Financial Holdings, Inc 397,494
91,723 Essent Group Ltd 3,630,396
9,707 e Farmers & Merchants Bancorp, Inc 284,027
12,212 Farmers National Banc Corp 167,793
35,572 FB Financial Corp 1,492,601
8,455 Federal Agricultural Mortgage Corp (FAMC) 974,016
574,825 Fifth Third Bancorp 20,515,504
191,298 *,e Finance Of America Cos, Inc 307,990
9,067 Financial Institutions, Inc 216,067
25,537 First Bancorp 1,138,184
163,833 First Bancorp 2,586,923
7,861 First Bancorp, Inc 240,232
15,263 First Bancshares, Inc 499,711
607 First Bank 9,542
39,833 First Busey Corp 1,051,990

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
9,091 First Business Financial Services, Inc $ 346,822
10,170 First Citizens Bancshares, Inc (Class A) 8,360,960
70,866 First Commonwealth Financial Corp 1,016,218
14,507 First Community Bancshares, Inc 540,241
76,443 First Financial Bancorp 1,992,869
115,831 First Financial Bankshares, Inc 4,458,335
4,468 First Financial Corp 216,653
29,791 First Foundation, Inc 475,464
11,724 e First Guaranty Bancshares, Inc 270,473
140,002 First Hawaiian, Inc 3,581,251
438,755 First Horizon National Corp 10,753,885
11,154 First Internet Bancorp 286,546
74,550 First Interstate Bancsystem, Inc 3,400,225
48,621 First Merchants Corp 2,183,083
12,500 First Mid-Illinois Bancshares, Inc 447,625
12,953 First of Long Island Corp 227,714
157,032 First Republic Bank 18,859,543
10,253 * First Western Financial, Inc 283,085
15,793 e Five Star Bancorp 458,155
42,221 Flagstar Bancorp, Inc 1,633,953
13,945 Flushing Financial Corp 274,716
336,180 e FNB Corp 4,857,801
129,937 Fulton Financial Corp 2,368,752
16,035 *,e FVCBankcorp, Inc 325,831
20,011 German American Bancorp, Inc 786,232
104,952 Glacier Bancorp, Inc 6,011,651
7,373 Great Southern Bancorp, Inc 456,979
6,186 e Greene County Bancorp, Inc 411,988
5,229 Guaranty Bancshares, Inc 193,630
72,550 Hancock Whitney Corp 4,053,368
30,069 Hanmi Financial Corp 805,248
40,940 HarborOne Northeast Bancorp, Inc 623,516
7,463 HBT Financial, Inc 152,171
35,713 Heartland Financial USA, Inc 1,761,365
57,544 Heritage Commerce Corp 822,879
29,249 Heritage Financial Corp 985,399
48,488 Hilltop Holdings, Inc 1,403,728
1,749 Hingham Institution for Savings 432,440
2,987 Home Bancorp, Inc 127,694
189,289 Home Bancshares, Inc 4,824,977
15,661 HomeStreet, Inc 406,560
8,504 HomeTrust Bancshares, Inc 204,351
102,627 Hope Bancorp, Inc 1,392,648
39,049 Horizon Bancorp 582,221
1,156,006 Huntington Bancshares, Inc 17,548,171
42,450 Independent Bank Corp 3,693,574
16,543 Independent Bank Corp 382,640
28,509 Independent Bank Group, Inc 1,798,633
44,385 International Bancshares Corp 2,201,496
11,079 e John Marshall Bancorp, Inc 319,075
2,480,042 JPMorgan Chase & Co 312,187,687
64,314 Kearny Financial Corp 652,144
749,627 Keycorp 13,395,834
56,398 Lakeland Bancorp, Inc 1,051,823
20,428 Lakeland Financial Corp 1,688,374
23,838 Live Oak Bancshares, Inc 774,020
650 Luther Burbank Corp 8,209
149,665 M&T Bank Corp 25,199,096
13,130 Macatawa Bank Corp 140,885
9,212 Mercantile Bank Corp 321,959
14,385 Merchants Bancorp 344,521

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
23,658 Meta Financial Group, Inc $ 994,346
29,419 Metrocity Bankshares, Inc 654,573
7,388 * Metropolitan Bank Holding Corp 487,608
252,629 MGIC Investment Corp 3,448,386
11,416 Mid Penn Bancorp, Inc 390,199
23,372 Midland States Bancorp, Inc 655,351
6,127 MidWestOne Financial Group, Inc 205,867
55,761 * Mr Cooper Group, Inc 2,202,002
7,598 MVB Financial Corp 188,126
22,010 National Bank Holdings Corp 964,478
35,972 NBT Bancorp, Inc 1,704,713
421,976 e New York Community Bancorp, Inc 3,928,597
9,277 * Nicolet Bankshares, Inc 707,742
62,520 * NMI Holdings, Inc 1,371,064
46,460 Northfield Bancorp, Inc 745,218
104,851 Northwest Bancshares, Inc 1,579,056
53,843 OceanFirst Financial Corp 1,215,775
39,594 OFG Bancorp 1,103,881
241,962 Old National Bancorp 4,732,777
15,788 Old Second Bancorp, Inc 252,608
21,000 Origin Bancorp, Inc 867,930
3,740 Orrstown Financial Services, Inc 98,998
92,085 Pacific Premier Bancorp, Inc 3,352,815
89,618 PacWest Bancorp 2,227,903
11,966 Park National Corp 1,764,985
13,292 Parke Bancorp, Inc 286,576
10,634 PCSB Financial Corp 207,257
10,600 Peapack Gladstone Financial Corp 419,442
25,625 PennyMac Financial Services, Inc 1,366,325
23,909 Peoples Bancorp, Inc 723,725
8,413 Peoples Financial Services Corp 462,631
58,710 Pinnacle Financial Partners, Inc 4,872,343
398 * Pioneer Bancorp, Inc 4,103
356,021 PNC Financial Services Group, Inc 57,614,878
61,128 Popular, Inc 4,322,972
12,596 Preferred Bank 968,255
29,544 Premier Financial Corp 852,344
5,879 Primis Financial Corp 75,780
85,183 Prosperity Bancshares, Inc 6,096,547
5,101 Provident Bancorp Inc 63,048
106,697 Provident Financial Services, Inc 2,392,147
14,544 QCR Holdings, Inc 737,526
137,907 Radian Group, Inc 2,878,119
23,011 RBB Bancorp 517,978
4,675 Red River Bancshares Inc 266,101
747,169 Regions Financial Corp 16,400,360
44,579 Renasant Corp 1,799,654
4,277 Republic Bancorp, Inc (Class A) 198,239
30,260 * Republic First Bancorp, Inc 85,636
102,918 e Rocket Cos, Inc 710,134
34,231 S&T Bancorp, Inc 1,294,274
35,885 Sandy Spring Bancorp, Inc 1,271,764
40,441 Seacoast Banking Corp of Florida 1,249,627
43,049 ServisFirst Bancshares, Inc 3,242,881
15,425 Shore Bancshares, Inc 307,574
5,427 Sierra Bancorp 119,665
54,637 Signature Bank 8,661,604
27,691 * Silvergate Capital Corp 1,571,741
101,705 Simmons First National Corp (Class A) 2,427,698
16,613 SmartFinancial, Inc 485,764
366 South Plains Financial Inc 11,445

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
72,091 South State Corp $ 6,519,189
2,839 * Southern First Bancshares, Inc 126,847
5,867 Southern Missouri Bancorp, Inc 300,684
25,174 Southside Bancshares, Inc 861,958
39,498 Stellar Bancorp, Inc 1,297,114
21,811 Stock Yards Bancorp, Inc 1,705,402
6,059 Summit Financial Group, Inc 176,135
49,149 * SVB Financial Group 11,351,453
114,400 Synovus Financial Corp 4,558,840
40,076 * Texas Capital Bancshares, Inc 2,404,560
41,223 TFS Financial Corp 579,183
38,659 * The Bancorp, Inc 1,066,215
11,508 Tompkins Financial Corp 953,323
58,073 Towne Bank 1,912,925
25,146 Trico Bancshares 1,456,205
18,271 * Triumph Bancorp, Inc 940,956
1,126,243 Truist Financial Corp 50,444,424
20,180 TrustCo Bank Corp NY 753,118
47,111 Trustmark Corp 1,722,849
40,148 UMB Financial Corp 3,341,117
191,110 Umpqua Holdings Corp 3,799,267
106,114 United Bankshares, Inc 4,493,928
80,778 United Community Banks, Inc 3,109,953
22,856 Univest Financial Corp 643,168
1,133,317 US Bancorp 48,109,307
75,868 e UWM Holdings Corp 248,847
428,136 Valley National Bancorp 5,081,974
35,703 Veritex Holdings, Inc 1,127,501
34,749 Walker & Dunlop, Inc 3,126,020
54,015 Washington Federal, Inc 2,090,381
16,423 Washington Trust Bancorp, Inc 796,516
20,122 Waterstone Financial, Inc 341,672
139,403 Webster Financial Corp 7,564,007
3,227,075 Wells Fargo & Co 148,413,179
53,314 WesBanco, Inc 2,156,018
8,649 West Bancorporation, Inc 194,343
21,091 Westamerica Bancorporation 1,323,038
99,588 Western Alliance Bancorp 6,689,326
47,645 Wintrust Financial Corp 4,460,525
48,660 WSFS Financial Corp 2,265,610
122,076 Zions Bancorporation 6,340,627
TOTAL BANKS 1,422,106,669
CAPITAL GOODS - 6 .4%
479,528 3M Co 60,319,827
119,824 A.O. Smith Corp 6,563,959
52,091 Aaon, Inc 3,359,349
24,480 * AAR Corp 1,084,954
27,479 Acuity Brands, Inc 5,044,320
57,047 Advanced Drainage Systems, Inc 6,610,606
108,026 Aecom Technology Corp 8,132,197
63,106 * Aerojet Rocketdyne Holdings, Inc 3,057,486
22,936 * Aerovironment, Inc 2,098,644
28,197 * AerSale Corp 597,776
48,114 AGCO Corp 5,974,315
83,044 Air Lease Corp 2,930,623
7,671 Alamo Group, Inc 1,166,606
35,627 Albany International Corp (Class A) 3,264,146
70,689 Allegion plc 7,406,087
6,418 Allied Motion Technologies, Inc 217,057
77,480 Allison Transmission Holdings, Inc 3,273,530

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
13,325 Alta Equipment Group, Inc $ 162,965
49,939 Altra Industrial Motion Corp 3,003,331
36,782 * Ameresco, Inc 2,224,575
13,260 * American Woodmark Corp 601,341
194,036 Ametek, Inc 25,158,708
175,284 * API Group Corp 2,890,433
18,861 Apogee Enterprises, Inc 865,343
31,823 Applied Industrial Technologies, Inc 3,958,145
99,588 *,e Archer Aviation, Inc 283,826
53,235 Arcosa, Inc 3,417,687
11,927 Argan, Inc 413,509
36,407 Armstrong World Industries, Inc 2,751,277
120,554 * Array Technologies, Inc 2,182,027
18,121 Astec Industries, Inc 790,982
185,186 *,e Astra Space, Inc 116,741
18,079 * Astronics Corp 167,412
35,759 * Atkore International Group, Inc 3,407,833
62,164 * Axon Enterprise, Inc 9,041,132
86,875 * AZEK Co, Inc 1,521,181
18,636 AZZ, Inc 749,167
42,265 * Babcock & Wilcox Enterprises, Inc 192,728
38,782 Barnes Group, Inc 1,371,719
47,218 * Beacon Roofing Supply, Inc 2,660,734
170,455 *,e Berkshire Grey, Inc 228,410
29,480 *,e Blink Charging Co 436,304
142,113 * Bloom Energy Corp 2,658,934
11,902 * Blue Bird Corp 109,141
11,443 * BlueLinx Holdings, Inc 806,274
466,894 * Boeing Co 66,537,064
34,874 Boise Cascade Co 2,328,537
20,563 Brookfield Business Corp 526,824
138,501 * Builders FirstSource, Inc 8,539,972
90,784 BWX Technologies, Inc 5,172,872
9,104 Cadre Holdings, Inc 267,384
13,838 e Caesarstone Sdot-Yam Ltd 122,881
42,478 Carlisle Cos, Inc 10,143,746
703,747 Carrier Global Corp 27,980,981
450,504 Caterpillar, Inc 97,516,096
241,193 *,e ChargePoint Holdings, Inc 3,371,878
29,395 * Chart Industries, Inc 6,551,558
21,040 * CIRCOR International, Inc 434,897
20,834 Columbus McKinnon Corp 594,186
29,839 Comfort Systems USA, Inc 3,678,552
917 * Concrete Pumping Holdings Inc 5,873
29,596 * Construction Partners Inc 921,619
56,775 *,e Core & Main, Inc 1,338,754
49,545 Crane Holdings Co 4,971,345
12,276 CSW Industrials, Inc 1,582,622
121,648 Cummins, Inc 29,744,152
34,560 Curtiss-Wright Corp 5,800,205
57,706 *,e Custom Truck One Source, Inc 399,903
82,645 *,e Decarbonization Plus Acquisition Corp 157,852
238,514 Deere & Co 94,408,611
322,322 *,e Desktop Metal, Inc 815,475
108,154 Donaldson Co, Inc 6,213,447
17,667 Douglas Dynamics, Inc 599,795
120,680 Dover Corp 15,771,669
7,712 * Ducommun, Inc 364,084
13,025 * DXP Enterprises, Inc 372,645
22,700 * Dycom Industries, Inc 2,682,686
339,370 Eaton Corp 50,929,256

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
40,967 EMCOR Group, Inc $ 5,780,444
506,170 Emerson Electric Co 43,834,322
16,665 Encore Wire Corp 2,292,937
47,978 * Energy Recovery, Inc 1,234,474
98,206 *,e Energy Vault Holdings, Inc 316,223
57,294 Enerpac Tool Group Corp 1,455,841
34,599 EnerSys 2,293,568
87,496 *,e Enovix Corp 1,651,050
16,945 EnPro Industries, Inc 1,804,642
35,865 Esab Corp 1,337,764
19,986 ESCO Technologies, Inc 1,722,194
83,566 *,e ESS Tech, Inc 353,484
91,845 * Evoqua Water Technologies Corp 3,598,487
482,190 Fastenal Co 23,304,243
47,719 Federal Signal Corp 2,226,091
101,738 Flowserve Corp 2,917,846
25,385 *,e Fluence Energy, Inc 378,998
147,778 * Fluor Corp 4,471,762
306,131 Fortive Corp 19,561,771
107,925 Fortune Brands Home & Security, Inc 6,510,036
38,542 Franklin Electric Co, Inc 3,158,131
61,150 *,e FTC Solar, Inc 126,580
358,973 *,e FuelCell Energy, Inc 1,119,996
72,324 * Gates Industrial Corp plc 806,413
27,685 GATX Corp 2,898,896
50,100 * Generac Holdings, Inc 5,807,091
208,784 General Dynamics Corp 52,154,243
938,787 General Electric Co 73,047,016
27,344 * Gibraltar Industries, Inc 1,396,732
11,337 Global Industrial Co 359,836
39,078 * GMS, Inc 1,844,482
19,536 Gorman-Rupp Co 530,207
152,702 Graco, Inc 10,625,005
154,211 GrafTech International Ltd 784,934
40,702 Granite Construction, Inc 1,372,878
63,016 * Great Lakes Dredge & Dock Corp 476,401
25,927 Greenbrier Cos, Inc 915,482
42,215 Griffon Corp 1,356,790
22,964 H&E Equipment Services, Inc 867,121
56,695 *,e Hayward Holdings, Inc 524,429
36,873 HEICO Corp 5,997,025
64,443 HEICO Corp (Class A) 8,203,594
441,054 *,e Heliogen, Inc 793,897
24,756 Helios Technologies, Inc 1,403,418
19,232 Herc Holdings, Inc 2,261,876
81,651 Hexcel Corp 4,547,961
55,966 Hillenbrand, Inc 2,472,578
106,925 * Hillman Solutions Corp 835,084
574,257 Honeywell International, Inc 117,159,913
303,383 Howmet Aerospace, Inc 10,785,266
47,823 Hubbell, Inc 11,357,006
34,578 * Hudson Technologies, Inc 318,463
32,215 Huntington Ingalls 8,281,510
39,661 * Hydrofarm Holdings Group, Inc 102,325
88,714 *,e Hyliion Holdings Corp 252,835
7,398 Hyster-Yale Materials Handling, Inc 215,726
63,942 IDEX Corp 14,214,946
9,052 * IES Holdings, Inc 299,078
263,327 Illinois Tool Works, Inc 56,228,214
347,429 Ingersoll Rand, Inc 17,545,164
16,162 Insteel Industries, Inc 425,869

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
68,836 ITT, Inc $ 5,258,382
65,108 * Janus International Group, Inc 626,990
169,585 * JELD-WEN Holding, Inc 1,799,297
31,877 John Bean Technologies Corp 2,907,182
580,595 Johnson Controls International plc 33,581,615
9,592 Kadant, Inc 1,706,896
23,713 Kaman Corp 761,187
65,544 Kennametal, Inc 1,750,680
92,618 * Kratos Defense & Security Solutions, Inc 1,026,207
159,062 L3Harris Technologies, Inc 39,204,011
2,093 * Lawson Products, Inc 62,957
26,217 Lennox International, Inc 6,123,505
94,044 *,e Lightning eMotors, Inc 144,828
49,125 Lincoln Electric Holdings, Inc 6,975,750
8,690 Lindsay Corp 1,471,217
199,798 Lockheed Martin Corp 97,237,691
31,560 Luxfer Holdings plc 456,673
26,764 * Manitowoc Co, Inc 244,088
189,513 Masco Corp 8,768,767
17,983 * Masonite International Corp 1,286,324
49,503 * Mastec, Inc 3,815,714
61,987 Maxar Technologies, Inc 1,384,790
22,508 McGrath RentCorp 2,116,877
171,686 MDU Resources Group, Inc 4,889,617
57,974 * Mercury Systems, Inc 2,805,942
136,621 *,e Microvast Holdings, Inc 334,721
44,005 * Middleby Corp 6,154,539
12,956 Miller Industries, Inc 329,471
28,046 Moog, Inc (Class A) 2,376,899
77,007 * MRC Global, Inc 772,380
41,467 MSC Industrial Direct Co (Class A) 3,440,932
47,311 Mueller Industries, Inc 2,963,561
127,783 Mueller Water Products, Inc (Class A) 1,495,061
16,136 * MYR Group, Inc 1,412,061
3,880 National Presto Industries, Inc 273,501
234,141 *,e Nikola Corp 887,394
51,791 Nordson Corp 11,652,975
124,246 Northrop Grumman Corp 68,212,296
5,310 * Northwest Pipe Co 180,487
82,939 * NOW, Inc 1,055,813
26,440 *,e NuScale Power Corp 298,243
11,407 * NV5 Global Inc 1,653,445
163,242 nVent Electric plc 5,958,333
2,460 e Omega Flex, Inc 232,224
52,982 Oshkosh Corp 4,662,416
348,217 Otis Worldwide Corp 24,598,049
80,311 Owens Corning, Inc 6,875,425
292,432 PACCAR, Inc 28,316,191
17,936 Park Aerospace Corp 223,124
106,435 Parker-Hannifin Corp 30,932,140
28,133 * Parsons Corp 1,318,875
138,317 Pentair plc 5,940,715
44,109 * PGT Innovations, Inc 939,963
460,362 *,e Plug Power, Inc 7,356,585
6,448 Powell Industries, Inc 159,072
1,196 Preformed Line Products Co 94,927
60,342 Primoris Services Corp 1,218,305
177,926 *,e Proterra, Inc 1,110,258
21,351 * Proto Labs, Inc 815,395
25,421 Quanex Building Products Corp 563,329
114,391 Quanta Services, Inc 16,248,098

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
1,265,453 Raytheon Technologies Corp $ 119,990,253
26,664 * RBC Bearings, Inc 6,760,124
52,282 Regal-Beloit Corp 6,615,764
115,983 * Resideo Technologies, Inc 2,739,518
36,153 REV Group, Inc 496,742
170,591 * Rocket Lab USA, Inc 868,308
97,822 Rockwell Automation, Inc 24,973,957
30,831 Rush Enterprises, Inc (Class A) 1,538,159
4,548 Rush Enterprises, Inc (Class B) 243,864
103,449 *,e Sarcos Technology and Robotics Corp 208,967
119,164 Sensata Technologies Holding plc 4,791,584
104,667 * Shoals Technologies Group, Inc 2,418,854
25,668 Shyft Group, Inc 589,851
38,684 Simpson Manufacturing Co, Inc 3,306,708
42,241 * SiteOne Landscape Supply, Inc 4,894,465
47,587 Snap-On, Inc 10,566,693
122,961 Spirit Aerosystems Holdings, Inc (Class A) 2,847,777
34,159 * SPX Technologies, Inc 2,249,029
8,739 Standex International Corp 865,598
121,491 Stanley Black & Decker, Inc 9,535,829
126,000 *,e Stem, Inc 1,713,600
20,407 * Sterling Construction Co, Inc 550,785
184,580 * Sunrun, Inc 4,154,896
14,704 Tennant Co 856,508
80,118 Terex Corp 3,247,984
40,242 Textainer Group Holdings Ltd 1,204,041
189,311 Textron, Inc 12,956,445
23,343 * Thermon Group Holdings 414,572
50,017 Timken Co 3,565,712
53,749 * Titan International, Inc 804,085
14,352 * Titan Machinery, Inc 493,422
94,336 Toro Co 9,945,844
45,085 * TPI Composites, Inc 449,047
199,453 Trane Technologies plc 31,838,682
5,325 *,e Transcat Inc 440,697
44,025 TransDigm Group, Inc 25,347,834
90,020 * Trex Co, Inc 4,329,062
69,451 Trinity Industries, Inc 1,981,437
51,326 Triton International Ltd 3,114,975
48,910 * Triumph Group, Inc 442,636
51,028 * Tutor Perini Corp 378,628
50,326 UFP Industries, Inc 3,584,721
61,097 * United Rentals, Inc 19,288,934
140,651 * Univar Solutions Inc 3,583,787
19,082 Valmont Industries, Inc 6,091,356
11,878 * Vectrus, Inc 486,879
236,670 *,e Velo3D, Inc 932,480
11,760 * Veritiv Corp 1,367,218
249,794 Vertiv Holdings Co 3,574,552
16,098 * Vicor Corp 769,001
164,836 *,e View, Inc 222,529
217,140 *,e Virgin Galactic Holdings, Inc 1,003,187
38,746 W.W. Grainger, Inc 22,641,225
40,766 Wabash National Corp 882,584
26,572 Watsco, Inc 7,199,949
21,033 Watts Water Technologies, Inc (Class A) 3,078,390
34,309 * WESCO International, Inc 4,726,751
151,561 Westinghouse Air Brake Technologies Corp 14,137,610
174,669 * WillScot Mobile Mini Holdings Corp 7,428,673
48,289 Woodward Inc 4,428,101
153,650 Xylem, Inc 15,738,370

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
92,718 Zurn Water Solutions Corp $ 2,177,946
TOTAL CAPITAL GOODS 2,100,582,919
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
52,190 ABM Industries, Inc 2,322,977
94,105 ACCO Brands Corp 432,883
90,162 * ACV Auctions, Inc 822,277
272,563 * Alight, Inc 2,259,547
14,321 Aris Water Solution, Inc 243,887
40,816 * ASGN Inc 3,460,381
10,334 * Atlas Technical Consultants, Inc 78,332
5,507 Barrett Business Services, Inc 480,321
113,988 Booz Allen Hamilton Holding Co 12,407,594
38,542 Brady Corp (Class A) 1,763,297
35,982 * BrightView Holdings, Inc 320,959
36,672 Brink's Co 2,186,751
18,835 * CACI International, Inc (Class A) 5,726,405
43,026 * Casella Waste Systems, Inc (Class A) 3,519,957
44,572 * CBIZ, Inc 2,212,554
14,083 * Cimpress plc 327,852
74,095 Cintas Corp 31,679,317
400,916 * Clarivate Analytics plc 4,141,462
46,261 * Clean Harbors, Inc 5,665,122
184,829 * Copart, Inc 21,259,032
104,364 * CoreCivic, Inc 1,092,691
344,522 * CoStar Group, Inc 28,498,860
4,636 CRA International, Inc 476,303
32,030 Deluxe Corp 588,711
41,168 * Driven Brands Holdings, Inc 1,316,553
202,898 Dun & Bradstreet Holdings, Inc 2,607,239
17,354 e Ennis, Inc 391,506
102,714 Equifax, Inc 17,414,132
43,415 Exponent, Inc 4,135,713
47,573 * First Advantage Corp 668,401
8,467 * Forrester Research, Inc 358,323
9,450 * Franklin Covey Co 478,170
32,878 * FTI Consulting, Inc 5,116,803
100,798 *,e Geo Group, Inc 852,751
63,399 * Harsco Corp 335,381
58,399 Healthcare Services Group 815,250
15,494 Heidrick & Struggles International, Inc 436,311
8,521 * Heritage-Crystal Clean, Inc 234,072
57,994 Herman Miller, Inc 1,228,313
15,884 * HireRight Holdings Corp 213,799
37,487 HNI Corp 1,086,748
18,175 * Huron Consulting Group, Inc 1,338,225
104,539 * IAA, Inc 3,965,164
14,707 ICF International, Inc 1,759,398
31,153 Insperity, Inc 3,676,677
41,965 Interface, Inc 474,624
104,414 Jacobs Solutions, Inc 12,030,581
103,138 * KAR Auction Services, Inc 1,498,595
111,182 KBR, Inc 5,533,528
26,308 Kelly Services, Inc (Class A) 429,873
15,300 Kforce, Inc 968,031
27,589 Kimball International, Inc (Class B) 203,883
45,990 Korn/Ferry International 2,556,584
85,584 *,e Legalzoom.com, Inc 791,652
119,247 Leidos Holdings, Inc 12,114,303
106,100 *,e Li-Cycle Holdings Corp 632,356
41,289 Manpower, Inc 3,234,580

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
24,504 Matthews International Corp (Class A) $ 658,668
20,072 * Montrose Environmental Group, Inc 878,752
30,579 MSA Safety, Inc 4,104,925
8,365 NL Industries, Inc 73,277
136,262 Pitney Bowes, Inc 423,775
124,185 *,e Planet Labs PBC 651,971
86,207 * Quad Graphics, Inc 239,656
176,455 Republic Services, Inc 23,401,462
32,640 Resources Connection, Inc 596,333
99,094 Robert Half International, Inc 7,576,727
194,788 Rollins, Inc 8,196,679
45,185 Science Applications International Corp 4,895,343
18,282 * SP Plus Corp 676,982
75,038 Steelcase, Inc (Class A) 583,045
70,641 * Stericycle, Inc 3,149,176
12,041 *,e Sterling Check Corp 235,161
42,803 Tetra Tech, Inc 6,047,208
155,328 TransUnion 9,206,291
32,233 * TriNet Group, Inc 2,094,500
28,337 * TrueBlue, Inc 557,105
11,580 Unifirst Corp 2,130,836
89,145 * Upwork, Inc 1,199,000
133,225 Verisk Analytics, Inc 24,357,527
14,763 * Viad Corp 550,365
7,784 VSE Corp 360,321
348,986 Waste Management, Inc 55,268,913
8,181 * Willdan Group, Inc 113,061
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 379,092,050
CONSUMER DURABLES & APPAREL - 1 .1%
30,455 Acushnet Holdings Corp 1,418,289
76,176 *,e Allbirds, Inc 262,045
49,843 *,e AMMO, Inc 161,990
38,651 * Beazer Homes USA, Inc 437,143
73,338 Brunswick Corp 5,182,796
111,523 * Callaway Golf Co 2,087,711
116,854 * Capri Holdings Ltd 5,337,891
32,879 Carter's, Inc 2,231,498
7,789 * Cavco Industries, Inc 1,765,533
33,104 Century Communities, Inc 1,473,459
18,432 Clarus Corp 223,211
31,928 Columbia Sportswear Co 2,378,636
45,741 * Crocs, Inc 3,236,176
21,271 * Deckers Outdoor Corp 7,443,361
260,563 DR Horton, Inc 20,032,083
29,383 *,e Dream Finders Homes, Inc 326,151
38,248 Ermenegildo Zegna Holditalia S.p.A 419,198
18,468 Ethan Allen Interiors, Inc 472,596
39,827 * Fossil Group, Inc 169,265
133,860 Garmin Ltd 11,785,034
34,007 * G-III Apparel Group Ltd 663,136
98,454 * GoPro, Inc 536,574
22,959 * Green Brick Partners, Inc 531,042
360,481 e Hanesbrands, Inc 2,458,480
116,960 Hasbro, Inc 7,631,640
18,508 * Helen of Troy Ltd 1,751,227
5,577 * Hovnanian Enterprises, Inc 224,920
18,104 Installed Building Products, Inc 1,556,944
21,578 * iRobot Corp 1,219,157
4,650 Johnson Outdoors, Inc 244,683
92,103 KB Home 2,654,408

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
54,223 Kontoor Brands, Inc $ 1,935,761
43,291 * Landsea Homes Corp 210,394
29,783 * Latham Group, Inc 131,641
34,974 La-Z-Boy, Inc 866,306
171 * Legacy Housing Corp 3,174
103,147 Leggett & Platt, Inc 3,481,211
205,013 Lennar Corp (Class A) 16,544,549
14,807 Lennar Corp (Class B) 965,712
17,151 * LGI Homes, Inc 1,578,750
4,217 Lifetime Brands, Inc 36,119
9,027 * Lovesac Co 219,717
94,955 * Lululemon Athletica, Inc 31,243,993
46,100 * M/I Homes, Inc 1,912,689
16,019 * Malibu Boats, Inc 847,405
7,010 Marine Products Corp 70,100
14,223 * MasterCraft Boat Holdings, Inc 309,492
290,098 * Mattel, Inc 5,500,258
46,508 MDC Holdings, Inc 1,416,634
28,148 * Meritage Homes Corp 2,143,752
43,705 * Mohawk Industries, Inc 4,141,049
11,843 Movado Group, Inc 391,648
301,601 Newell Brands Inc 4,165,110
1,047,743 Nike, Inc (Class B) 97,104,821
2,456 * NVR, Inc 10,407,914
12,110 e Oxford Industries, Inc 1,231,950
364,389 * Peloton Interactive, Inc 3,060,868
29,917 *,e PLBY Group, Inc 108,300
45,367 Polaris Inc 4,609,287
190,942 Pulte Homes, Inc 7,635,771
121,687 *,e Purple Innovation, Inc 428,338
55,322 PVH Corp 2,839,125
37,049 e Ralph Lauren Corp 3,434,072
5,184 Rocky Brands, Inc 102,047
114,981 * Skechers U.S.A., Inc (Class A) 3,958,796
47,179 * Skyline Champion Corp 2,746,290
40,917 Smith & Wesson Brands, Inc 461,953
10,684 *,e Snap One Holdings Corp 127,353
101,207 * Sonos, Inc 1,631,457
61,788 Steven Madden Ltd 1,845,608
13,251 Sturm Ruger & Co, Inc 743,779
12,297 Superior Uniform Group, Inc 121,986
208,948 Tapestry, Inc 6,619,473
112,429 * Taylor Morrison Home Corp 2,961,380
138,066 Tempur Sealy International, Inc 3,712,595
87,165 Toll Brothers, Inc 3,755,068
25,656 * TopBuild Corp 4,365,112
17,016 *,e Traeger, Inc 70,616
90,288 * TRI Pointe Homes, Inc 1,512,324
37,338 * Tupperware Brands Corp 288,623
147,040 * Under Armour, Inc (Class A) 1,095,448
158,135 * Under Armour, Inc (Class C) 1,037,366
14,350 * Unifi, Inc 130,872
11,195 * Universal Electronics, Inc 228,490
281,527 VF Corp 7,953,138
147,749 *,e Vinco Ventures, Inc 134,688
48,197 * Vista Outdoor, Inc 1,399,641
54,490 *,e Vizio Holding Corp 610,288
44,357 *,e Vuzix Corp 221,785
12,871 e Weber, Inc 85,721
45,873 Whirlpool Corp 6,341,483
62,932 Wolverine World Wide, Inc 1,078,025

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
66,346 * YETI Holdings, Inc $ 2,128,380
TOTAL CONSUMER DURABLES & APPAREL 352,761,972
CONSUMER SERVICES - 2 .3%
53,962 * 2U, Inc 334,025
44,163 * Accel Entertainment, Inc 433,681
199,257 e ADT, Inc 1,685,714
40,945 * Adtalem Global Education, Inc 1,707,407
332,714 * Airbnb, Inc 35,570,454
14,657 * American Public Education, Inc 187,756
187,078 ARAMARK Holdings Corp 6,828,347
55,862 *,e Bally's Corp 1,259,129
217,392 *,e Beachbody Co, Inc 219,566
613 * Biglari Holdings, Inc (B Shares) 84,563
16,786 * BJ's Restaurants, Inc 551,420
65,891 Bloomin' Brands, Inc 1,582,043
20,352 Bluegreen Vacations Holding Corp 352,293
34,010 * Booking Holdings, Inc 63,581,015
30,766 *,e Bowlero Corp 447,953
63,869 Boyd Gaming Corp 3,689,073
47,078 * Bright Horizons Family Solutions 3,075,135
34,204 * Brinker International, Inc 1,142,072
183,476 * Caesars Entertainment, Inc 8,023,405
919,645 *,e Carnival Corp 8,331,984
14,388 Carriage Services, Inc 351,211
20,956 * Century Casinos, Inc 166,600
32,657 e Cheesecake Factory 1,169,447
111,136 * Chegg, Inc 2,397,204
24,091 * Chipotle Mexican Grill, Inc (Class A) 36,096,268
28,165 Choice Hotels International, Inc 3,656,944
29,473 Churchill Downs, Inc 6,127,731
15,044 * Chuy's Holdings, Inc 440,789
90,643 * Coursera, Inc 1,168,388
17,634 e Cracker Barrel Old Country Store, Inc 2,014,155
101,256 Darden Restaurants, Inc 14,493,784
31,883 * Dave & Buster's Entertainment, Inc 1,270,538
51,535 * Denny's Corp 583,892
13,988 Dine Brands Global Inc. 1,008,395
30,612 Domino's Pizza, Inc 10,170,531
268,220 *,e DraftKings, Inc 4,237,876
18,865 * Duolingo, Inc 1,543,912
12,624 e El Pollo Loco Holdings, Inc 126,745
9,928 European Wax Center, Inc 142,765
65,861 * Everi Holdings, Inc 1,250,042
121,643 * Expedia Group, Inc 11,369,971
32,101 *,e F45 Training Holdings, Inc 107,217
7,507 * First Watch Restaurant Group, Inc 127,994
65,408 * frontdoor, Inc 1,442,900
69,442 * Full House Resorts, Inc 486,788
20,325 * Golden Entertainment, Inc 858,122
2,907 Graham Holdings Co 1,813,590
25,473 * Grand Canyon Education, Inc 2,563,348
136,267 H&R Block, Inc 5,607,387
68,714 * Hilton Grand Vacations, Inc 2,696,337
229,173 Hilton Worldwide Holdings, Inc 30,997,940
38,154 * Hyatt Hotels Corp 3,594,488
31,713 * Inspired Entertainment, Inc 324,741
78,452 e International Game Technology plc 1,572,963
17,850 Jack in the Box, Inc 1,574,906
64,501 e Krispy Kreme, Inc 925,589
4,617 *,e Kura Sushi USA, Inc 364,882

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
287,306 * Las Vegas Sands Corp $ 10,920,501
156,304 Laureate Education, Inc 1,975,683
100,776 *,e Life Time Group Holdings, Inc 1,057,140
52,342 *,e Lindblad Expeditions Holdings, Inc 439,149
234,176 Marriott International, Inc (Class A) 37,493,919
32,099 Marriott Vacations Worldwide Corp 4,742,948
629,431 McDonald's Corp 171,620,656
287,171 MGM Resorts International 10,214,672
58,624 *,e Mister Car Wash, Inc 517,650
9,918 * Monarch Casino & Resort, Inc 787,588
4,184 * NEOGAMES S.A. 71,965
87,169 * Noodles & Co 507,324
373,089 *,e Norwegian Cruise Line Holdings Ltd 6,301,473
14,188 * ONE Group Hospitality, Inc 106,126
40,465 * OneSpaWorld Holdings Ltd 367,018
25,431 Papa John's International, Inc 1,847,054
143,228 * Penn National Gaming, Inc 4,740,847
53,516 * Perdoceo Education Corp 611,688
64,736 * Planet Fitness, Inc 4,238,913
17,418 *,e Portillo's, Inc 373,442
41,267 * PowerSchool Holdings, Inc 825,340
6,723 RCI Hospitality Holdings, Inc 567,623
44,870 Red Rock Resorts, Inc 1,868,836
74,121 *,e Rover Group, Inc 325,391
197,534 * Royal Caribbean Cruises Ltd 10,544,365
105,659 * Rush Street Interactive, Inc 438,485
33,773 Ruth's Hospitality Group Inc 701,803
74,392 *,e Scientific Games Corp (Class A) 4,176,367
39,441 * SeaWorld Entertainment, Inc 2,293,889
127,983 Service Corp International 7,757,050
28,420 * Shake Shack, Inc 1,579,299
59,980 * Six Flags Entertainment Corp 1,337,554
978,517 Starbucks Corp 84,729,787
38,315 *,e StoneMor, Inc 133,719
18,420 Strategic Education, Inc 1,270,980
31,895 * Stride, Inc 1,068,801
72,320 *,e Sweetgreen, Inc 1,345,152
24,593 *,e Target Hospitality Corp 299,297
55,054 Texas Roadhouse, Inc (Class A) 5,447,593
65,334 Travel & Leisure Co 2,481,385
57,747 * Udemy, Inc 840,219
92,719 *,e Vacasa, Inc 338,424
32,385 Vail Resorts, Inc 7,096,525
96,685 * Vivint Smart Home, Inc 739,640
143,392 Wendy's 2,979,686
23,002 Wingstop, Inc 3,643,287
85,051 * WW International Inc 384,431
70,675 Wyndham Hotels & Resorts, Inc 5,366,353
82,178 * Wynn Resorts Ltd 5,251,174
30,216 * Xponential Fitness, Inc 584,680
251,220 Yum! Brands, Inc 29,706,765
TOTAL CONSUMER SERVICES 738,993,071
DIVERSIFIED FINANCIALS - 5 .3%
8,517 AFC Gamma, Inc 145,896
31,621 Affiliated Managers Group, Inc 3,926,063
405,643 AGNC Investment Corp 3,334,385
11,648 Alerus Financial Corp 259,750
259,908 Ally Financial, Inc 7,163,064
12,632 A-Mark Precious Metals, Inc 384,139
509,232 American Express Co 75,595,490

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
93,123 Ameriprise Financial, Inc $ 28,786,182
357,043 Annaly Capital Management, Inc 6,623,148
106,416 Apollo Commercial Real Estate Finance, Inc 1,198,244
398,401 Apollo Global Management, Inc 22,055,479
110,220 Arbor Realty Trust, Inc 1,517,729
27,305 Ares Commercial Real Estate Corp 336,944
125,671 Ares Management Corp 9,529,632
60,138 ARMOUR Residential REIT, Inc 319,934
57,123 Artisan Partners Asset Management, Inc 1,628,577
17,886 * Assetmark Financial Holdings, Inc 370,419
2,527 Associated Capital Group, Inc 101,838
3,923 * Atlanticus Holdings Corp 112,041
14,956 e B. Riley Financial, Inc 608,410
26,431 Banco Latinoamericano de Exportaciones S.A. (Class E) 414,702
625,709 Bank of New York Mellon Corp 26,348,606
1,531,831 * Berkshire Hathaway, Inc (Class B) 452,028,010
250,087 BGC Partners, Inc (Class A) 990,344
128,251 BlackRock, Inc 82,838,603
136,685 Blackstone Mortgage Trust, Inc 3,411,658
600,754 Blackstone, Inc 54,752,720
40,435 * Blucora, Inc 890,783
421,235 e Blue Owl Capital, Inc 4,220,775
34,377 Brightsphere Investment Group, Inc 646,975
75,213 BrightSpire Capital, Inc 577,636
101,143 Broadmark Realty Capital, Inc 588,652
67,189 * Cannae Holdings, Inc 1,556,097
325,441 Capital One Financial Corp 34,503,255
167,120 Carlyle Group, Inc 4,726,154
94,104 CBOE Global Markets, Inc 11,715,948
1,294,554 Charles Schwab Corp 103,137,117
298,910 Chimera Investment Corp 2,017,642
73,807 Claros Mortgage Trust, Inc 1,180,912
305,616 CME Group, Inc 52,963,253
23,385 Cohen & Steers, Inc 1,406,842
140,126 * Coinbase Global, Inc 9,283,347
48,064 e Compass Diversified Trust 1,022,802
21,902 Cowen Group, Inc 845,855
5,569 *,e Credit Acceptance Corp 2,593,038
18,727 e Curo Group Holdings Corp 96,819
2,708 Diamond Hill Investment Group, Inc 487,305
230,694 Discover Financial Services 24,098,295
22,077 * Donnelley Financial Solutions, Inc 892,573
20,144 Dynex Capital, Inc 240,519
40,420 Ellington Financial Inc 540,820
20,636 * Encore Capital Group, Inc 1,050,785
29,509 * Enova International, Inc 1,106,292
326,967 Equitable Holdings, Inc 10,011,729
32,470 Evercore Inc 3,412,597
29,783 * Ezcorp, Inc (Class A) 287,704
31,113 Factset Research Systems, Inc 13,238,270
77,672 Federated Investors, Inc (Class B) 2,699,102
30,284 FirstCash Holdings, Inc 2,981,460
50,027 * Focus Financial Partners, Inc 1,740,439
66,905 Franklin BSP Realty Trust, Inc 942,691
268,366 Franklin Resources, Inc 6,293,183
24,464 e GCM Grosvenor, Inc 202,317
280,867 Goldman Sachs Group, Inc 96,761,490
42,206 Granite Point Mortgage Trust, Inc 331,739
40,633 * Green Dot Corp 773,246
25,919 Hamilton Lane, Inc 1,550,475
67,998 Hannon Armstrong Sustainable Infrastructure Capital, Inc 1,848,186

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
43,279 Houlihan Lokey, Inc $ 3,865,680
74,955 Interactive Brokers Group, Inc (Class A) 6,007,643
479,290 Intercontinental Exchange Group, Inc 45,805,745
301,130 Invesco Ltd 4,613,312
30,169 Invesco Mortgage Capital, Inc 353,279
64,698 Jackson Financial, Inc 2,481,815
110,296 Janus Henderson Group plc 2,511,440
169,782 Jefferies Financial Group, Inc 5,842,199
499,788 KKR & Co, Inc 24,304,690
40,213 KKR Real Estate Finance Trust, Inc 700,510
92,781 Ladder Capital Corp 989,973
77,741 Lazard Ltd (Class A) 2,931,613
94,224 * LendingClub Corp 1,002,543
9,236 * LendingTree, Inc 233,024
66,680 LPL Financial Holdings, Inc 17,046,742
33,472 MarketAxess Holdings, Inc 8,168,507
81,548 MFA Financial, Inc 812,218
46,337 Moelis & Co 1,967,469
137,748 Moody's Corp 36,485,313
1,061,045 Morgan Stanley 87,186,068
24,087 Morningstar, Inc 5,592,520
66,917 MSCI, Inc (Class A) 31,374,705
298,128 Nasdaq Inc 18,555,487
92,124 Navient Corp 1,394,757
11,634 Nelnet, Inc (Class A) 1,036,473
28,654 *,e NerdWallet, Inc 336,398
335,869 New Residential Investment Corp 2,831,376
309,429 New York Mortgage Trust, Inc 832,364
176,509 Northern Trust Corp 14,888,534
87,052 OneMain Holdings, Inc 3,356,725
78,886 * Open Lending Corp 565,613
15,352 * Oportun Financial Corp 84,436
8,014 Oppenheimer Holdings, Inc 275,842
91,464 *,e OppFi, Inc 207,623
19,881 Orchid Island Capital, Inc 200,202
80,688 PennyMac Mortgage Investment Trust 1,119,143
13,468 Piper Jaffray Cos 1,723,500
19,040 PJT Partners, Inc 1,416,576
35,342 * PRA Group, Inc 1,183,957
51,803 * PROG Holdings, Inc 855,786
171,469 Raymond James Financial, Inc 20,257,348
49,956 Ready Capital Corp 605,467
92,635 Redwood Trust, Inc 660,488
6,059 Regional Management Corp 205,764
446,968 *,e Robinhood Markets, Inc 5,220,586
285,196 S&P Global, Inc 91,619,215
16,501 Sculptor Capital Management, Inc 175,076
102,332 SEI Investments Co 5,556,628
223,476 SLM Corp 3,707,467
639,179 * SoFi Technologies, Inc 3,477,134
224,423 Starwood Property Trust, Inc 4,636,579
310,204 State Street Corp 22,955,096
36,890 StepStone Group, Inc 1,088,993
84,293 Stifel Financial Corp 5,215,208
12,459 * StoneX Group, Inc 1,162,674
411,530 Synchrony Financial 14,634,007
189,917 T Rowe Price Group, Inc 20,161,589
48,537 TPG RE Finance Trust, Inc 411,108
89,533 Tradeweb Markets, Inc 4,931,478
263,765 Two Harbors Investment Corp 939,003
47,655 *,e Upstart Holdings, Inc 1,104,643

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
13,602 Victory Capital Holdings, Inc $ 393,370
83,473 Virtu Financial, Inc 1,868,126
5,785 Virtus Investment Partners, Inc 992,070
84,787 Voya Financial, Inc 5,796,039
103,714 WisdomTree Investments, Inc 563,167
3,402 *,e World Acceptance Corp 276,310
TOTAL DIVERSIFIED FINANCIALS 1,750,003,559
ENERGY - 5 .4%
67,342 *,e Aemetis, Inc 498,331
54,108 * Alto Ingredients, Inc 223,466
13,378 e Altus Midstream Co 492,043
354,442 Antero Midstream Corp 3,774,807
236,663 * Antero Resources Corp 8,676,065
284,371 APA Corp 12,927,506
12,551 Arch Resources, Inc 1,911,392
48,137 * Archaea Energy, Inc 1,242,416
108,360 Archrock, Inc 813,784
38,962 * Ardmore Shipping Corp 527,156
788,780 Baker Hughes Co 21,817,655
77,118 Berry Petroleum Co LLC 684,037
59,068 Bonanza Creek Energy, Inc 4,129,444
184,250 * Borr Drilling Ltd 904,667
32,783 Brigham Minerals, Inc 1,016,273
23,545 * Bristow Group, Inc 704,937
673,931 Cabot Oil & Gas Corp 20,979,472
41,026 Cactus, Inc 2,121,865
63,465 California Resources Corp 2,862,906
41,718 * Callon Petroleum Co 1,833,923
6,408 *,e Centrus Energy Corp 303,162
159,700 ChampionX Corp 4,570,614
210,961 Cheniere Energy, Inc 37,215,630
103,453 Chesapeake Energy Corp 10,580,138
1,671,436 Chevron Corp 302,362,772
119,423 * Clean Energy Fuels Corp 801,328
160,470 *,e CNX Resources Corp 2,697,501
78,360 * Comstock Resources Inc 1,471,601
1,083,394 ConocoPhillips 136,605,149
35,040 CONSOL Energy, Inc 2,208,221
29,465 Continental Resources, Inc 2,179,526
38,578 e Crescent Energy, Inc 531,605
25,484 CVR Energy, Inc 995,405
66,404 Delek US Holdings, Inc 1,969,543
40,714 * Denbury, Inc 3,721,667
556,286 Devon Energy Corp 43,028,722
108,512 DHT Holdings, Inc 966,842
81,055 *,e Diamond Offshore Drilling, Inc 798,392
149,976 Diamondback Energy, Inc 23,562,729
29,682 * DMC Global, Inc 642,318
26,271 Dorian LPG Ltd 474,717
24,796 * Dril-Quip, Inc 616,924
78,255 DT Midstream, Inc 4,671,823
34,468 *,e Earthstone Energy, Inc 557,003
18,892 *,e Empire Petroleum Corp 302,272
125,659 *,e Energy Fuels, Inc 904,745
24,776 Enviva, Inc 1,482,596
499,915 EOG Resources, Inc 68,248,396
321,440 EQT Corp 13,449,050
333,011 Equitrans Midstream Corp 2,803,953
14,874 e Excelerate Energy, Inc 410,820
3,557,375 d Exxon Mobil Corp 394,192,724

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
18,754 e FLEX LNG Ltd $ 586,062
61,762 * Frank's International NV 1,169,155
100,079 e Frontline Ltd 1,256,992
155,431 *,e Gevo, Inc 349,720
74,372 * Golar LNG Ltd 2,069,029
36,721 * Green Plains Inc 1,060,870
9,482 * Gulfport Energy Operating Corp 848,734
723,100 Halliburton Co 26,335,302
115,013 * Helix Energy Solutions Group, Inc 805,091
80,959 Helmerich & Payne, Inc 4,008,280
239,938 Hess Corp 33,850,453
136,545 HF Sinclair Corp 8,352,458
5,102 e HighPeak Energy, Inc 118,979
40,015 International Seaways, Inc 1,697,036
1,674,153 Kinder Morgan, Inc 30,335,652
518,206 * Kosmos Energy Ltd 3,363,157
14,222 * Laredo Petroleum, Inc 919,452
114,010 * Liberty Oilfield Services, Inc 1,927,909
132,805 Magnolia Oil & Gas Corp 3,410,432
568,226 Marathon Oil Corp 17,302,482
423,205 Marathon Petroleum Corp 48,084,552
87,382 Matador Resources Co 5,806,534
112,829 Murphy Oil Corp 5,473,335
13,020 * Nabors Industries Ltd 2,265,871
6,771 e Nacco Industries, Inc (Class A) 382,968
21,846 * National Energy Services Reunited Corp 165,156
38,823 New Fortress Energy, Inc 2,137,983
118,239 * Newpark Resources, Inc 432,755
55,453 *,e NextDecade Corp 388,171
252,566 * NexTier Oilfield Solutions, Inc 2,545,865
61,565 * Noble Corp plc 2,218,803
173,863 Nordic American Tankers Ltd 537,237
80,018 Northern Oil and Gas, Inc 2,731,814
365,081 NOV, Inc 8,177,814
34,605 Oasis Petroleum, Inc 5,297,679
697,029 Occidental Petroleum Corp 50,604,305
167,771 * Oceaneering International, Inc 2,347,116
51,141 * Oil States International, Inc 330,882
375,106 ONEOK, Inc 22,251,288
208,017 Ovintiv, Inc 10,536,061
30,460 * Par Pacific Holdings, Inc 696,925
171,220 Patterson-UTI Energy, Inc 3,022,033
91,927 * PBF Energy, Inc 4,067,770
75,201 PDC Energy, Inc 5,425,000
93,522 *,e Peabody Energy Corp 2,235,176
17,240 Penn Virginia Corp 705,116
207,692 * Permian Resources Corp 2,029,151
410,751 Phillips 66 42,837,222
203,592 Pioneer Natural Resources Co 52,203,025
67,160 * ProPetro Holding Corp 795,174
216,789 Range Resources Corp 6,174,151
12,543 * Rex American Resources Corp 376,164
9,335 Riley Exploration Permian, Inc 271,368
83,799 *,e Ring Energy, Inc 267,319
56,320 RPC, Inc 626,842
25,758 * SandRidge Energy, Inc 486,569
1,199,025 Schlumberger Ltd 62,385,271
41,375 Scorpio Tankers, Inc 1,983,517
52,003 * Select Energy Services, Inc 501,829
109,369 SFL Corp Ltd 1,115,564
9,405 *,e SilverBow Resources, Inc 333,595

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
7,233 e Sitio Royalties Corp $ 205,128
100,220 SM Energy Co 4,507,896
22,723 Solaris Oilfield Infrastructure, Inc 309,487
919,940 * Southwestern Energy Co 6,375,184
52,874 * Talos Energy, Inc 1,125,159
182,051 Targa Resources Investments, Inc 12,446,827
114,175 * Teekay Corp 446,424
18,022 * Teekay Tankers Ltd 567,513
409,081 *,e Tellurian, Inc 1,104,519
92,761 * Tetra Technologies, Inc 458,239
4,693 Texas Pacific Land Corp 10,812,062
30,687 * Tidewater, Inc 1,040,289
232,916 * Uranium Energy Corp 980,576
138,061 *,e Ur-Energy, Inc 178,099
65,825 * US Silica Holdings, Inc 947,222
47,451 e Vaalco Energy, Inc 244,373
48,936 * Valaris Ltd 3,275,286
326,100 Valero Energy Corp 40,941,855
43,503 *,e Vertex Energy, Inc 371,081
109,415 * W&T Offshore, Inc 830,460
62,988 * Weatherford International Ltd 2,625,340
1,013,225 Williams Cos, Inc 33,162,854
51,846 World Fuel Services Corp 1,321,554
TOTAL ENERGY 1,778,769,675
FOOD & STAPLES RETAILING - 1 .5%
127,927 Albertsons Cos, Inc 2,623,783
24,710 Andersons, Inc 871,522
106,183 * BJ's Wholesale Club Holdings, Inc 8,218,564
31,224 Casey's General Stores, Inc 7,266,137
26,760 * Chefs' Warehouse Holdings, Inc 980,219
376,266 Costco Wholesale Corp 188,697,399
88,118 * Grocery Outlet Holding Corp 3,046,239
39,894 *,e HF Foods Group Inc 184,709
10,287 Ingles Markets, Inc (Class A) 970,784
546,920 Kroger Co 25,863,847
10,760 Natural Grocers by Vitamin C 123,740
124,381 * Performance Food Group Co 6,472,787
17,934 Pricesmart, Inc 1,147,238
45,057 *,e Rite Aid Corp 235,198
29,053 SpartanNash Co 1,037,483
90,053 * Sprouts Farmers Market, Inc 2,656,563
438,498 SYSCO Corp 37,956,387
43,334 * United Natural Foods, Inc 1,837,795
171,952 * US Foods Holding Corp 5,117,291
4,683 Village Super Market (Class A) 104,150
617,954 Walgreens Boots Alliance, Inc 22,555,321
1,224,664 Walmart, Inc 174,306,427
15,315 Weis Markets, Inc 1,434,556
TOTAL FOOD & STAPLES RETAILING 493,708,139
FOOD, BEVERAGE & TOBACCO - 3 .4%
114,071 *,e 22nd Century Group, Inc 149,433
1,539,692 Altria Group, Inc 71,241,549
103,210 *,e AppHarvest, Inc 219,837
479,454 Archer-Daniels-Midland Co 46,497,449
58,750 e B&G Foods, Inc (Class A) 962,325
136,900 *,e Benson Hill, Inc 464,091
44,201 *,e Beyond Meat, Inc 693,956
9,869 * Boston Beer Co, Inc (Class A) 3,683,999
39,497 Brown-Forman Corp (Class A) 2,716,209

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
148,652 Brown-Forman Corp (Class B) $ 10,108,336
123,197 Bunge Ltd 12,159,544
14,762 Calavo Growers, Inc 510,618
30,770 Cal-Maine Foods, Inc 1,738,813
171,667 Campbell Soup Co 9,082,901
45,386 * Celsius Holdings, Inc 4,133,757
3,308,112 Coca-Cola Co 197,990,503
3,983 Coca-Cola Consolidated Inc 1,939,761
375,947 ConAgra Brands, Inc 13,797,255
129,574 Constellation Brands, Inc (Class A) 32,015,144
142,093 * Darling International, Inc 11,151,459
35,513 * Duckhorn Portfolio, Inc 519,200
184,112 Flowers Foods, Inc 5,285,855
35,907 Fresh Del Monte Produce, Inc 936,455
36,691 * Freshpet, Inc 2,162,934
504,368 General Mills, Inc 41,146,341
70,395 * Hain Celestial Group, Inc 1,317,090
123,964 Hershey Co 29,598,884
250,676 Hormel Foods Corp 11,643,900
104,620 * Hostess Brands, Inc 2,770,338
58,847 Ingredion, Inc 5,244,445
11,897 J&J Snack Foods Corp 1,756,116
89,137 J.M. Smucker Co 13,429,380
7,570 John B. Sanfilippo & Son, Inc 631,414
222,679 Kellogg Co 17,106,201
741,366 Keurig Dr Pepper, Inc 28,794,655
589,824 Kraft Heinz Co 22,690,529
119,175 Lamb Weston Holdings, Inc 10,275,268
15,350 Lancaster Colony Corp 2,767,298
25,123 * Landec Corp 249,974
212,990 McCormick & Co, Inc 16,749,534
12,847 MGP Ingredients, Inc 1,439,506
27,917 * Mission Produce, Inc 464,539
139,127 Molson Coors Brewing Co (Class B) 7,016,175
1,168,392 Mondelez International, Inc 71,832,740
314,469 * Monster Beverage Corp 29,472,035
21,824 National Beverage Corp 1,034,894
1,171,730 PepsiCo, Inc 212,762,733
1,320,399 Philip Morris International, Inc 121,278,648
43,159 *,e Pilgrim's Pride Corp 994,815
44,550 * Post Holdings, Inc 4,028,211
122,967 Primo Water Corp 1,794,088
241 Seaboard Corp 902,878
4,216 * Seneca Foods Corp 266,072
76,518 * Simply Good Foods Co 2,930,639
18,473 * Sovos Brands, Inc 256,036
78,204 * SunOpta, Inc 878,231
35,294 *,e Tattooed Chef, Inc 167,646
13,567 Tootsie Roll Industries, Inc 547,971
39,282 * TreeHouse Foods, Inc 1,973,528
10,723 Turning Point Brands, Inc 252,634
247,524 Tyson Foods, Inc (Class A) 16,918,265
19,801 Universal Corp 1,002,129
44,376 Utz Brands, Inc 719,335
159,177 Vector Group Ltd 1,690,460
28,681 * Vita Coco Co, Inc 294,267
18,534 * Vital Farms, Inc 245,390
28,260 * Whole Earth Brands, Inc 97,497
TOTAL FOOD, BEVERAGE & TOBACCO 1,117,594,112

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES - 6 .3%
144,099 * 1Life Healthcare, Inc $ 2,464,093
1,461,298 Abbott Laboratories 144,580,824
40,018 * Abiomed, Inc 10,087,737
72,586 * Acadia Healthcare Co, Inc 5,901,242
87,948 * Accolade, Inc 948,079
57,601 * AdaptHealth Corp 1,313,303
11,376 * Addus HomeCare Corp 1,165,130
28,381 *,e Agiliti, Inc 495,816
150,845 *,e agilon health, Inc 2,994,273
14,195 e AirSculpt Technologies, Inc 96,242
67,055 * Align Technology, Inc 13,028,787
68,336 * Alignment Healthcare, Inc 904,769
106,021 * Allscripts Healthcare Solutions, Inc 1,558,509
52,892 * Alphatec Holdings Inc 541,614
24,952 * Amedisys, Inc 2,435,066
213,233 * American Well Corp 872,123
126,694 AmerisourceBergen Corp 19,918,831
35,917 * AMN Healthcare Services, Inc 4,507,584
27,895 * Angiodynamics, Inc 393,041
32,313 *,e Apollo Medical Holdings, Inc 1,145,819
166,667 *,e ATI Physical Therapy, Inc 181,667
33,960 * AtriCure, Inc 1,430,395
1,124 Atrion Corp 674,748
37,191 * Avanos Medical, Inc 823,781
164,083 * Aveanna Healthcare Holdings, Inc 228,075
28,753 * AxoGen, Inc 328,359
47,663 * Axonics Modulation Technologies, Inc 3,486,072
415,934 Baxter International, Inc 22,606,013
240,898 Becton Dickinson & Co 56,844,701
18,374 * BioLife Solutions Inc 432,157
20,138 *,e Bioventus, Inc 163,923
1,211,193 * Boston Scientific Corp 52,214,530
146,444 * Brookdale Senior Living, Inc 654,605
139,920 *,e Butterfly Network, Inc 685,608
161,189 * Cano Health, Inc 577,057
228,351 Cardinal Health, Inc 17,331,841
31,027 * Cardiovascular Systems, Inc 448,030
58,028 *,e CareMax, Inc 408,517
16,061 * Castle Biosciences, Inc 409,877
471,599 * Centene Corp 40,147,223
104,711 * Certara, Inc 1,280,616
128,984 * Cerus Corp 472,081
14,037 Chemed Corp 6,553,454
255,194 Cigna Corp 82,442,974
305,440 *,e Clover Health Investments Corp 482,595
93,838 * Community Health Systems, Inc 269,315
20,990 * Computer Programs & Systems, Inc 677,977
23,321 Conmed Corp 1,859,383
42,387 Cooper Cos, Inc 11,588,182
7,699 * Corvel Corp 1,264,253
27,007 * Cross Country Healthcare, Inc 1,001,690
29,096 * CryoLife, Inc 324,711
30,605 * CryoPort, Inc 849,595
86,186 * Cue Health, Inc 342,158
13,300 *,e Cutera, Inc 611,401
1,119,221 CVS Health Corp 105,990,229
46,803 * DaVita, Inc 3,417,087
20,022 * Definitive Healthcare Corp 315,947
172,495 Dentsply Sirona, Inc 5,316,296
338,057 * Dexcom, Inc 40,830,524
64,461 * DocGo, Inc 638,164

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
108,828 *,e Doximity, Inc $ 2,880,677
523,299 * Edwards Lifesciences Corp 37,902,547
206,304 Elevance Health, Inc 112,800,838
45,205 Embecta Corp 1,397,739
75,836 Encompass Health Corp 4,128,512
37,918 * Enhabit, Inc 470,942
35,865 * Enovis Corp 1,773,524
46,696 Ensign Group, Inc 4,192,367
141,536 * Envista Holdings Corp 4,672,103
69,796 * Evolent Health, Inc 2,220,211
102,503 *,e Figs, Inc 756,472
16,372 * Fulgent Genetics, Inc 648,822
44,797 * Glaukos Corp 2,511,768
66,139 * Globus Medical, Inc 4,431,313
78,396 * Guardant Health, Inc 3,880,602
43,166 * Haemonetics Corp 3,666,952
186,592 HCA Healthcare, Inc 40,578,162
39,874 * Health Catalyst, Inc 351,689
79,939 * HealthEquity, Inc 6,228,048
20,673 * HealthStream, Inc 510,623
126,586 * Henry Schein, Inc 8,666,078
7,123 * Heska Corp 511,147
98,260 * Hims & Hers Health, Inc 446,100
215,229 * Hologic, Inc 14,592,526
106,655 Humana, Inc 59,522,022
21,788 * ICU Medical, Inc 3,233,557
69,710 * IDEXX Laboratories, Inc 25,073,293
37,800 * Inari Medical, Inc 2,907,954
21,438 *,e Innovage Holding Corp 132,701
14,364 * Inogen, Inc 325,488
23,270 * Inspire Medical Systems, Inc 4,536,487
59,491 * Insulet Corp 15,396,866
30,115 * Integer Holding Corp 1,877,068
60,847 * Integra LifeSciences Holdings Corp 3,057,562
305,624 * Intuitive Surgical, Inc 75,327,147
201,880 *,e Invitae Corp 520,850
4,627 iRadimed Corp 134,414
25,639 * iRhythm Technologies, Inc 3,268,716
10,450 * Joint Corp 172,634
78,401 Laboratory Corp of America Holdings 17,394,046
62,350 * Lantheus Holdings, Inc 4,613,277
16,588 LeMaitre Vascular, Inc 719,919
28,791 * LHC Group, Inc 4,810,976
56,680 *,e LifeStance Health Group, Inc 427,934
50,174 * LivaNova plc 2,363,195
41,265 * Masimo Corp 5,430,474
123,932 McKesson Corp 48,255,403
63,632 * MEDNAX, Inc 1,234,461
1,138,666 Medtronic plc 99,451,088
41,458 * Meridian Bioscience, Inc 1,325,412
61,943 * Merit Medical Systems, Inc 4,259,820
3,666 Mesa Laboratories, Inc 484,682
9,626 * ModivCare, Inc 936,032
49,583 * Molina Healthcare, Inc 17,793,355
324,704 *,e Multiplan Corp 931,901
33,763 * Nano-X Imaging Ltd 479,435
9,997 National Healthcare Corp 609,017
13,643 National Research Corp 555,679
87,993 * Neogen Corp 1,161,508
26,411 * Nevro Corp 1,012,598
43,227 * NextGen Healthcare, Inc 866,269

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
94,743 *,e Novocure Ltd $ 6,694,540
69,768 *,e Nutex Health, Inc 56,163
40,332 * NuVasive, Inc 1,779,851
101,192 *,e Oak Street Health, Inc 2,047,114
37,732 * Omnicell, Inc 2,917,438
309,914 *,e Opko Health, Inc 588,837
12,737 * OptimizeRx Corp 196,341
122,648 * Option Care Health, Inc 3,711,329
55,936 * OraSure Technologies, Inc 243,881
14,962 * Orthofix Medical Inc 240,290
10,643 * OrthoPediatrics Corp 452,221
34,512 * Outset Medical, Inc 536,317
56,019 Owens & Minor, Inc 952,323
36,794 *,e Paragon 28, Inc 734,776
67,384 Patterson Cos, Inc 1,749,962
32,233 * Pennant Group, Inc 396,788
30,652 * Penumbra, Inc 5,255,898
18,578 * PetIQ, Inc 152,711
36,146 * Phreesia, Inc 987,509
96,802 Premier, Inc 3,376,454
32,316 * Privia Health Group, Inc 1,081,940
20,424 * PROCEPT BioRobotics Corp 927,862
72,597 *,† Progenics Pharmaceuticals, Inc 0
59,713 * Progyny, Inc 2,655,437
111,084 * Project Roadrunner Parent, Inc 1,961,743
19,107 * Pulmonx Corp 255,270
101,408 Quest Diagnostics, Inc 14,567,259
43,308 * QuidelOrtho Corp 3,889,925
32,981 * RadNet, Inc 630,597
123,236 Resmed, Inc 27,566,661
25,084 *,e RxSight, Inc 312,045
34,225 * Schrodinger, Inc 820,373
24,695 * SeaSpine Holdings Corp 158,789
87,546 Select Medical Holdings Corp 2,248,181
189,874 *,e Sema4 Holdings Corp 195,570
313,654 *,e Senseonics Holdings, Inc 370,112
152,285 *,e Sharecare, Inc 292,387
32,091 * Shockwave Medical Inc 9,407,477
24,420 * SI-BONE, Inc 474,725
42,115 *,e Sight Sciences, Inc 329,760
80,504 * Signify Health, Inc 2,353,132
26,274 * Silk Road Medical Inc 1,158,158
17,839 e Simulations Plus, Inc 740,319
49,752 * Staar Surgical Co 3,525,924
82,452 STERIS plc 14,229,566
296,069 Stryker Corp 67,870,858
26,047 * Surgery Partners, Inc 708,218
12,498 * SurModics, Inc 426,682
16,594 * Tactile Systems Technology, Inc 123,459
48,134 * Tandem Diabetes Care, Inc 2,702,724
128,799 * Teladoc, Inc 3,817,602
37,794 Teleflex, Inc 8,109,081
82,151 * Tenet Healthcare Corp 3,644,218
29,723 * Transmedics Group, Inc 1,433,243
22,626 * Treace Medical Concepts, Inc 553,884
7,338 * UFP Technologies, Inc 688,671
794,068 UnitedHealth Group, Inc 440,826,850
52,043 Universal Health Services, Inc (Class B) 6,030,222
10,603 US Physical Therapy, Inc 941,546
1,543 Utah Medical Products, Inc 138,176
28,457 * Varex Imaging Corp 629,184

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
122,463 * Veeva Systems, Inc $ 20,566,436
137,710 *,e VG Acquisition Corp 432,409
81,082 *,e Vicarious Surgical, Inc 313,787
100,633 * ViewRay, Inc 431,716
177,107 Zimmer Biomet Holdings, Inc 20,075,078
16,254 * Zimvie, Inc 142,548
18,838 e Zynex Inc 214,753
TOTAL HEALTH CARE EQUIPMENT & SERVICES 2,056,826,995
HOUSEHOLD & PERSONAL PRODUCTS - 1 .4%
74,923 *,e Beauty Health Co 856,370
127,386 * BellRing Brands, Inc 3,085,289
8,650 * Central Garden & Pet Co 356,985
31,768 * Central Garden and Pet Co (Class A) 1,243,399
201,086 Church & Dwight Co, Inc 14,906,505
104,412 Clorox Co 15,248,328
709,020 Colgate-Palmolive Co 52,354,037
285,172 * Coty, Inc 1,913,504
43,109 Edgewell Personal Care Co 1,689,442
33,082 * elf Beauty, Inc 1,431,127
49,150 Energizer Holdings, Inc 1,419,943
198,715 Estee Lauder Cos (Class A) 39,840,370
82,434 * Herbalife Nutrition Ltd 1,752,547
63,134 * Honest Co, Inc 208,974
13,924 Inter Parfums, Inc 1,126,173
287,715 Kimberly-Clark Corp 35,809,009
8,832 Medifast, Inc 1,033,256
9,715 * Nature's Sunshine Products, Inc 81,995
37,408 Nu Skin Enterprises, Inc (Class A) 1,428,612
99,559 * Olaplex Holdings, Inc 438,060
2,028,345 Procter & Gamble Co 273,157,221
43,781 e Reynolds Consumer Products, Inc 1,337,072
33,625 Spectrum Brands Holdings, Inc 1,551,457
9,753 * USANA Health Sciences, Inc 512,130
48,983 *,e Veru, Inc 599,552
10,749 WD-40 Co 1,721,560
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 455,102,917
INSURANCE - 2 .4%
538,004 Aflac, Inc 35,029,441
229,252 Allstate Corp 28,943,065
31,404 * AMBAC Financial Group, Inc 441,226
64,805 American Equity Investment Life Holding Co 2,791,799
57,407 American Financial Group, Inc 8,330,330
631,148 American International Group, Inc 35,975,436
15,389 Amerisafe, Inc 898,872
177,991 Aon plc 50,102,687
293,088 * Arch Capital Group Ltd 16,852,560
23,843 Argo Group International Holdings Ltd 592,975
175,470 Arthur J. Gallagher & Co 32,826,928
44,830 Assurant, Inc 6,090,604
55,148 Assured Guaranty Ltd 3,264,210
59,084 Axis Capital Holdings Ltd 3,230,122
154,575 *,e Bright Health Group, Inc 159,212
63,823 * Brighthouse Financial, Inc 3,642,379
206,046 Brown & Brown, Inc 12,113,444
34,486 * BRP Group, Inc 977,678
356,203 Chubb Ltd 76,544,463
133,904 Cincinnati Financial Corp 13,834,961
1,489 CNA Financial Corp 62,091
99,432 Conseco, Inc 2,193,470

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
INSURANCE—continued
563 Crawford & Co $ 3,372
3,646 Donegal Group, Inc (Class A) 53,377
20,297 * eHealth, Inc 54,396
21,677 Employers Holdings, Inc 945,334
9,688 * Enstar Group Ltd 1,942,638
20,634 Erie Indemnity Co (Class A) 5,303,144
31,337 Everest Re Group Ltd 10,111,196
238,034 Fidelity National Financial Inc 9,373,779
82,599 First American Financial Corp 4,162,990
380,293 * Genworth Financial, Inc (Class A) 1,775,968
81,339 Globe Life, Inc 9,396,281
13,362 *,e Goosehead Insurance, Inc 554,657
25,827 * Greenlight Capital Re Ltd (Class A) 217,980
30,713 Hanover Insurance Group, Inc 4,499,147
279,964 Hartford Financial Services Group, Inc 20,272,193
4,272 e HCI Group, Inc 156,526
32,771 Horace Mann Educators Corp 1,293,144
763 Investors Title Co 112,123
37,916 James River Group Holdings Ltd 958,137
48,650 Kemper Corp 2,319,146
19,389 Kinsale Capital Group, Inc 6,110,831
46,002 * Lemonade, Inc 1,113,248
142,058 Lincoln National Corp 7,652,665
179,513 Loews Corp 10,235,831
11,470 * Markel Corp 13,833,967
425,251 Marsh & McLennan Cos, Inc 68,673,784
55,135 *,e MBIA, Inc 593,253
22,360 Mercury General Corp 648,440
568,121 Metlife, Inc 41,592,138
1,863 National Western Life Group, Inc 368,911
5,736 * NI Holdings, Inc 77,895
215,204 Old Republic International Corp 4,994,885
94,573 * Oscar Health, Inc 352,757
20,068 * Palomar Holdings, Inc 1,785,249
30,196 Primerica, Inc 4,369,361
208,860 Principal Financial Group 18,406,832
43,676 ProAssurance Corp 970,044
498,590 Progressive Corp 64,018,956
310,892 Prudential Financial, Inc 32,702,730
59,157 Reinsurance Group of America, Inc (Class A) 8,706,136
36,472 RenaissanceRe Holdings Ltd 5,641,489
32,620 RLI Corp 4,242,883
12,919 *,e Root, Inc 110,199
66,501 * Ryan Specialty Group Holdings, Inc 2,982,570
12,944 Safety Insurance Group, Inc 1,125,481
47,969 Selective Insurance Group, Inc 4,704,800
213,619 * Selectquote, Inc 143,979
89,608 * SiriusPoint Ltd 575,283
20,193 Stewart Information Services Corp 786,719
14,139 Tiptree Inc 172,213
201,638 Travelers Cos, Inc 37,194,146
29,700 *,e Trupanion, Inc 1,498,959
12,876 United Fire Group Inc 348,940
22,601 Universal Insurance Holdings, Inc 226,914
157,217 Unum Group 7,167,523
179,446 W.R. Berkley Corp 13,347,194
2,249 White Mountains Insurance Group Ltd 3,184,921
91,533 Willis Towers Watson plc 19,973,416
TOTAL INSURANCE 799,039,023

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS - 2 .8%
26,589 * 5E Advanced Materials, Inc $ 355,761
21,255 AdvanSix, Inc 773,257
188,667 Air Products & Chemicals, Inc 47,242,217
100,368 Albemarle Corp 28,089,992
148,084 Alcoa Corp 5,779,719
97,921 * Allegheny Technologies, Inc 2,914,129
11,449 Alpha Metallurgical Resources, Inc 1,933,164
1,222,730 Amcor plc 14,159,213
22,290 American Vanguard Corp 518,688
162,683 *,e Amyris, Inc 457,139
61,800 Aptargroup, Inc 6,127,470
84,956 * Arconic Corp 1,763,687
15,086 *,† Ardagh Group S.A. 167,455
130,309 e Ardagh Metal Packaging S.A. 578,572
43,921 Ashland Global Holdings, Inc 4,608,191
16,317 * Aspen Aerogels, Inc 206,900
71,696 Avery Dennison Corp 12,156,057
73,245 Avient Corp 2,526,220
178,749 * Axalta Coating Systems Ltd 4,168,427
33,280 Balchem Corp 4,652,544
252,083 Ball Corp 12,450,379
104,859 * Berry Global Group, Inc 4,961,928
45,828 Cabot Corp 3,367,441
36,723 Carpenter Technology Corp 1,373,440
88,342 Celanese Corp (Series A) 8,491,433
46,078 * Century Aluminum Co 332,222
164,830 CF Industries Holdings, Inc 17,514,836
7,750 Chase Corp 730,128
126,652 Chemours Co 3,626,047
12,952 * Clearwater Paper Corp 576,105
417,570 * Cleveland-Cliffs, Inc 5,424,234
191,386 * Coeur Mining, Inc 723,439
120,192 Commercial Metals Co 5,468,736
27,716 Compass Minerals International, Inc 1,095,891
92,492 * Constellium SE 1,019,262
609,696 Corteva, Inc 39,837,537
96,943 Crown Holdings, Inc 6,649,320
77,919 *,e Danimer Scientific, Inc 204,148
58,188 * Diversey Holdings Ltd 314,215
616,230 Dow, Inc 28,802,590
426,991 DuPont de Nemours, Inc 24,423,885
31,619 Eagle Materials, Inc 3,867,320
104,315 Eastman Chemical Co 8,012,435
215,159 Ecolab, Inc 33,795,024
187,571 Element Solutions, Inc 3,226,221
105,572 FMC Corp 12,552,511
1,211,236 Freeport-McMoRan, Inc (Class B) 38,384,069
24,364 FutureFuel Corp 166,650
663,377 * Ginkgo Bioworks Holdings, Inc 1,811,019
38,095 Glatfelter Corp 107,809
246,554 Graphic Packaging Holding Co 5,660,880
20,864 Greif, Inc (Class A) 1,381,405
5,806 Greif, Inc (Class B) 411,123
48,402 H.B. Fuller Co 3,374,103
14,948 Hawkins, Inc 673,108
7,327 Haynes International, Inc 358,364
400,042 Hecla Mining Co 1,828,192
163,765 Huntsman Corp 4,382,351
218,979 *,e Hycroft Mining Holding Corp 151,008
30,978 * Ingevity Corp 2,083,890
20,562 Innospec, Inc 2,055,994

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
213,219 International Flavors & Fragrances, Inc $ 20,812,307
309,423 International Paper Co 10,399,707
7,382 * Intrepid Potash, Inc 334,036
12,024 Kaiser Aluminum Corp 971,419
14,958 Koppers Holdings, Inc 373,352
30,158 Kronos Worldwide, Inc 286,501
428,022 Linde plc 127,272,342
144,842 *,e Livent Corp 4,572,662
70,826 Louisiana-Pacific Corp 4,012,293
25,581 * LSB Industries, Inc 450,993
220,056 LyondellBasell Industries NV 16,823,281
52,988 Martin Marietta Materials, Inc 17,802,908
18,259 Materion Corp 1,564,979
25,661 Minerals Technologies, Inc 1,411,612
285,839 Mosaic Co 15,363,846
72,880 * MP Materials Corp 2,189,315
26,770 Myers Industries, Inc 543,163
5,513 NewMarket Corp 1,677,826
671,570 Newmont Goldcorp Corp 28,420,842
181,575 * Novagold Resources Inc 840,692
222,147 Nucor Corp 29,185,673
127,895 * O-I Glass, Inc 2,085,967
115,657 Olin Corp 6,124,038
13,039 Olympic Steel, Inc 354,791
86,797 *,e Origin Materials, Inc 493,007
43,249 Orion Engineered Carbons SA 690,254
81,274 Packaging Corp of America 9,769,948
30,719 Pactiv Evergreen, Inc 335,144
97,982 *,e Perimeter Solutions S.A. 782,876
13,878 * Piedmont Lithium, Inc 863,489
200,335 PPG Industries, Inc 22,874,250
38,871 * PQ Group Holdings, Inc 386,767
95,468 *,e PureCycle Technologies, Inc 789,520
10,380 Quaker Chemical Corp 1,688,203
19,231 Ramaco Resources, Inc 217,118
27,104 * Ranpak Holdings Corp 102,995
46,721 * Rayonier Advanced Materials, Inc 212,581
49,957 Reliance Steel & Aluminum Co 10,065,336
7,180 * Resolute Forest Products 149,416
57,077 Royal Gold, Inc 5,420,032
109,080 RPM International, Inc 10,315,696
19,733 Ryerson Holding Corp 662,042
19,787 Schnitzer Steel Industries, Inc (Class A) 534,051
45,399 Schweitzer-Mauduit International, Inc 1,077,772
31,523 e Scotts Miracle-Gro Co (Class A) 1,447,221
119,781 Sealed Air Corp 5,703,971
47,514 Sensient Technologies Corp 3,395,350
200,713 Sherwin-Williams Co 45,166,446
68,053 Silgan Holdings, Inc 3,222,990
90,286 Sonoco Products Co 5,604,955
87,914 Southern Copper Corp 4,129,321
170,870 SSR Mining, Inc 2,358,006
145,943 Steel Dynamics, Inc 13,725,939
17,131 Stepan Co 1,789,162
90,890 * Summit Materials, Inc 2,394,952
64,626 SunCoke Energy, Inc 469,185
28,471 Sylvamo Corp 1,371,448
34,451 * TimkenSteel Corp 600,825
20,458 Tredegar Corp 222,788
33,781 Trimas Corp 771,896
76,591 e Trinseo plc 1,441,443

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
160,322 Tronox Holdings plc $ 1,923,864
834 United States Lime & Minerals, Inc 105,209
215,308 United States Steel Corp 4,383,671
6,816 Valhi, Inc 186,213
156,869 Valvoline, Inc 4,605,674
110,960 Vulcan Materials Co 18,164,152
56,275 Warrior Met Coal, Inc 2,090,054
25,371 Westlake Chemical Corp 2,452,107
204,567 WestRock Co 6,967,552
25,911 Worthington Industries, Inc 1,232,327
TOTAL MATERIALS 928,081,257
MEDIA & ENTERTAINMENT - 5 .7%
656,282 Activision Blizzard, Inc 47,777,330
83,734 * Advantage Solutions, Inc 283,021
5,114,227 * Alphabet, Inc (Class A) 483,345,594
4,592,667 * Alphabet, Inc (Class C) 434,741,858
162,466 * Altice USA, Inc 1,073,900
502,192 *,e AMC Entertainment Holdings, Inc 3,344,599
24,488 * AMC Networks, Inc 551,225
25,952 *,e Arena Group Holdings, Inc 365,923
13,100 * Boston Omaha Corp 365,097
68,892 * Bumble, Inc 1,749,857
4,801 Cable One, Inc 4,126,123
24,134 * Cardlytics, Inc 227,584
75,371 * Cargurus, Inc 1,097,402
52,392 * Cars.com, Inc 727,201
94,547 * Charter Communications, Inc 34,757,368
85,356 * Cinemark Holdings, Inc 905,627
516,306 * Clear Channel 738,318
3,732,486 Comcast Corp (Class A) 118,469,106
36,992 *,e Cumulus Media Inc 272,631
470 * Daily Journal Corp 126,078
191,138 * DISH Network Corp (Class A) 2,849,868
237,210 Electronic Arts, Inc 29,878,972
159,055 * Entercom Communications Corp 54,969
41,363 Entravision Communications Corp (Class A) 193,579
56,607 * Eventbrite Inc 371,908
14,689 * EverQuote Inc 89,456
41,829 * EW Scripps Co (Class A) 593,554
252,942 Fox Corp (Class A) 7,302,436
120,187 Fox Corp (Class B) 3,269,086
224,696 *,e fuboTV, Inc 822,387
103,352 * Gannett Co, Inc 149,860
72,446 Gray Television, Inc 1,025,111
59,501 * IAC 2,896,509
84,522 * iHeartMedia, Inc 699,842
38,923 * Imax Corp 495,490
25,945 * Integral Ad Science Holding Corp 218,457
322,522 Interpublic Group of Cos, Inc 9,607,930
32,721 John Wiley & Sons, Inc (Class A) 1,380,499
6,341 *,e Liberty Braves Group (Class A) 202,215
32,042 * Liberty Braves Group (Class C) 998,429
19,423 Liberty Broadband Corp (Class A) 1,657,170
103,945 * Liberty Broadband Corp (Class C) 8,776,076
18,720 * Liberty Media Group (Class A) 973,814
161,786 * Liberty Media Group (Class C) 9,339,906
60,840 Liberty SiriusXM Group (Class A) 2,582,050
147,113 * Liberty SiriusXM Group (Class C) 6,206,697
46,102 * Lions Gate Entertainment Corp (Class A) 371,582
73,725 * Lions Gate Entertainment Corp (Class B) 559,573

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
135,993 *,e Live Nation, Inc $ 10,826,403
14,125 Madison Square Garden Co 2,212,116
20,032 * Madison Square Garden Entertainment Corp 982,169
96,667 * Magnite, Inc 704,702
25,461 e Marcus Corp 382,933
242,691 * Match Group, Inc 10,484,251
15,622 * MediaAlpha, Inc 171,530
1,957,881 * Meta Platforms, Inc 182,396,194
374,080 * Netflix, Inc 109,186,470
160,818 New York Times Co (Class A) 4,657,289
303,887 News Corp (Class A) 5,126,574
98,394 News Corp (Class B) 1,685,489
30,528 Nexstar Media Group Inc 5,229,446
177,907 Omnicom Group, Inc 12,942,734
6,103 Paramount Global (Class A) 128,651
501,136 e Paramount Global (Class B) 9,180,812
512,562 * Pinterest, Inc 12,609,025
63,301 *,e Playstudios, Inc 285,488
77,751 * Playtika Holding Corp 734,747
33,339 * PubMatic, Inc 580,099
42,462 * QuinStreet, Inc 484,491
383,165 * ROBLOX Corp 17,142,802
96,357 * Roku, Inc 5,351,668
23,182 Scholastic Corp 884,161
38,405 Sinclair Broadcast Group, Inc (Class A) 683,993
651,935 e Sirius XM Holdings, Inc 3,937,687
453,727 *,e Skillz, Inc 467,339
122,402 * Spotify Technology S.A. 9,863,153
47,656 *,e Stagwell, Inc 361,709
139,475 * Take-Two Interactive Software, Inc 16,524,998
19,799 * TechTarget, Inc 1,278,025
169,014 TEGNA, Inc 3,529,012
20,321 * Thryv Holdings, Inc 415,768
75,518 * TripAdvisor, Inc 1,783,735
88,583 * TrueCar, Inc 159,449
109,885 * Vimeo, Inc 417,563
1,549,759 * Walt Disney Co 165,111,324
1,967,697 * Warner Bros Discovery, Inc 25,580,061
40,981 * WideOpenWest, Inc 561,850
35,350 World Wrestling Entertainment, Inc (Class A) 2,788,762
58,093 * Yelp, Inc 2,231,352
37,703 * Ziff Davis Inc 2,917,835
63,777 * ZipRecruiter, Inc 1,069,540
244,769 * ZoomInfo Technologies, Inc 10,899,564
TOTAL MEDIA & ENTERTAINMENT 1,873,566,230
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .7%
86,165 * 10X Genomics, Inc 2,341,965
16,553 * 2seventy bio, Inc 262,862
66,812 *,e 4D Molecular Therapeutics, Inc 578,592
1,509,634 AbbVie, Inc 221,010,418
165,439 *,e AbCellera Biologics, Inc 1,957,143
61,628 *,e Absci Corp 194,744
91,291 * Acadia Pharmaceuticals, Inc 1,463,395
45,788 * Aclaris Therapeutics, Inc 714,751
110,987 *,e Adagio Therapeutics, Inc 438,399
122,580 * Adaptive Biotechnologies Corp 953,672
15,761 *,e Adicet Bio, Inc 259,899
148,995 *,e ADMA Biologics, Inc 420,166
33,134 * Aerie Pharmaceuticals, Inc 504,299
24,470 * Aerovate Therapeutics, Inc 477,410

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
87,570 * Affimed NV $ 154,123
147,964 * Agenus, Inc 371,390
253,761 Agilent Technologies, Inc 35,107,834
43,567 * Agios Pharmaceuticals, Inc 1,199,835
30,198 * Akero Therapeutics, Inc 1,276,167
7,525 *,e Akoya Biosciences, Inc 103,469
68,511 *,e Albireo Pharma, Inc 1,405,846
43,454 * Alector, Inc 399,777
134,539 * Alkermes plc 3,054,035
51,492 *,e Allogene Therapeutics, Inc 530,368
96,478 *,e Allovir, Inc 668,593
103,337 * Alnylam Pharmaceuticals, Inc 21,417,627
57,930 *,e ALX Oncology Holdings, Inc 703,270
458,218 Amgen, Inc 123,879,236
186,529 * Amicus Therapeutics, Inc 1,865,290
90,760 * Amneal Pharmaceuticals, Inc 199,672
29,714 * Amphastar Pharmaceuticals, Inc 918,163
14,602 * Amylyx Pharmaceuticals, Inc 520,853
15,851 *,e AnaptysBio, Inc 457,301
46,837 *,e Anavex Life Sciences Corp 570,006
17,279 * ANI Pharmaceuticals, Inc 666,797
11,269 * Anika Therapeutics, Inc 320,265
72,811 * Apellis Pharmaceuticals, Inc 4,404,337
65,091 *,e Arbutus Biopharma Corp 152,313
24,352 * Arcellx, Inc 571,785
34,556 * Arcturus Therapeutics Holdings, Inc 611,641
34,341 * Arcus Biosciences, Inc 875,009
31,261 * Arcutis Biotherapeutics, Inc 552,694
78,352 * Arrowhead Pharmaceuticals Inc 2,727,433
35,794 * Arvinas, Inc 1,779,320
62,354 * Atara Biotherapeutics, Inc 290,570
48,745 * Atea Pharmaceuticals, Inc 292,470
25,454 *,e Athira Pharma, Inc 84,253
22,728 * Aura Biosciences, Inc 281,600
107,175 *,e Aurinia Pharmaceuticals, Inc 871,333
521,895 * Avantor, Inc 10,526,622
46,688 *,e Avid Bioservices, Inc 790,895
22,820 *,e Avidity Biosciences, Inc 325,870
21,552 *,e Axsome Therapeutics, Inc 973,073
50,764 * Beam Therapeutics, Inc 2,236,662
89,988 * Berkeley Lights, Inc 199,773
136,958 * BioCryst Pharmaceuticals, Inc 1,828,389
125,431 * Biogen, Inc 35,552,163
27,842 * Biohaven Ltd 461,342
159,531 * BioMarin Pharmaceutical, Inc 13,820,171
259,489 *,e Bionano Genomics, Inc 607,204
16,807 * Bio-Rad Laboratories, Inc (Class A) 5,911,190
33,597 Bio-Techne Corp 9,953,447
37,775 *,e Bioxcel Therapeutics Inc 475,587
121,003 *,e Bluebird Bio, Inc 758,689
44,489 * Blueprint Medicines Corp 2,306,310
116,026 *,e Bridgebio Pharma, Inc 1,210,151
1,810,467 Bristol-Myers Squibb Co 140,256,879
58,078 Brooks Automation, Inc 2,578,663
87,617 Bruker BioSciences Corp 5,418,235
25,944 * C4 Therapeutics, Inc 249,581
32,865 *,e Cara Therapeutics, Inc 308,931
37,486 * CareDx, Inc 746,346
38,668 *,e Caribou Biosciences, Inc 376,626
32,926 *,e Cassava Sciences, Inc 1,199,823
146,261 * Catalent, Inc 9,613,736

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
76,486 * Catalyst Pharmaceuticals, Inc $ 1,060,861
34,148 * Celldex Therapeutics, Inc 1,199,619
79,366 * Celularity, Inc 184,923
33,150 *,e Century Therapeutics, Inc 348,075
44,803 * Cerevel Therapeutics Holdings, Inc 1,252,692
39,460 * Charles River Laboratories International, Inc 8,375,385
55,373 * Chimerix, Inc 98,010
26,874 * Chinook Therapeutics, Inc 584,510
16,873 * CinCor Pharma, Inc 567,608
45,404 * Codexis, Inc 255,170
90,032 * Cogent Biosciences, Inc 1,228,937
45,593 * Coherus Biosciences, Inc 396,659
28,144 * Collegium Pharmaceutical, Inc 504,903
75,382 * Corcept Therapeutics, Inc 2,155,925
35,186 * Crinetics Pharmaceuticals, Inc 649,534
74,159 * CTI BioPharma Corp 363,379
19,518 *,e Cullinan Oncology, Inc 256,467
96,552 * Cytek Biosciences, Inc 1,498,487
71,559 * Cytokinetics, Inc 3,124,266
551,286 Danaher Corp 138,742,148
7,921 * Day One Biopharmaceuticals, Inc 167,450
29,585 * Deciphera Pharmaceuticals, Inc 479,869
70,219 * Denali Therapeutics, Inc 2,013,881
20,792 *,e Design Therapeutics, Inc 324,771
36,216 * DICE Therapeutics, Inc 1,286,030
107,115 * Dynavax Technologies Corp 1,226,467
74,820 * Dyne Therapeutics, Inc 852,948
11,214 * Eagle Pharmaceuticals, Inc 352,905
24,594 *,e Edgewise Therapeutics, Inc 233,889
78,583 *,e Editas Medicine, Inc 986,217
19,133 * Eiger BioPharmaceuticals, Inc 97,770
346,616 * Elanco Animal Health, Inc 4,571,865
716,790 Eli Lilly & Co 259,542,491
37,040 * Emergent Biosolutions, Inc 772,654
17,038 * Enanta Pharmaceuticals, Inc 768,584
93,458 * Enochian Biosciences Inc 189,720
315,159 *,e EQRx, Inc 1,619,917
61,360 *,e Erasca, Inc 501,311
64,431 *,e Esperion Thereapeutics, Inc 523,824
22,516 * Evolus, Inc 192,737
136,970 * Exact Sciences Corp 4,763,817
269,882 * Exelixis, Inc 4,474,644
15,681 *,e EyePoint Pharmaceuticals, Inc 84,677
61,787 * Fate Therapeutics, Inc 1,292,584
65,218 * FibroGen, Inc 1,061,749
14,735 * Foghorn Therapeutics, Inc 128,784
41,192 *,e Fulcrum Therapeutics, Inc 229,028
78,489 * Generation Bio Co 401,864
274,233 *,e Geron Corp 608,797
1,064,670 Gilead Sciences, Inc 83,534,008
43,062 *,e Gossamer Bio, Inc 477,988
108,478 * Halozyme Therapeutics, Inc 5,186,333
23,390 * Harmony Biosciences Holdings, Inc 1,216,280
69,386 *,e Heron Therapeutics, Inc 267,136
192,195 * Horizon Therapeutics Plc 11,977,592
10,184 * Icosavax, Inc 34,931
22,147 * Ideaya Biosciences, Inc 374,063
22,092 *,e IGM Biosciences, Inc 441,840
131,603 * Illumina, Inc 30,113,398
26,816 *,e Imago Biosciences, Inc 455,872
90,801 *,e ImmunityBio, Inc 499,406

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
145,304 * Immunogen, Inc $ 863,106
30,492 * Immunovant, Inc 341,510
153,387 * Incyte Corp 11,402,790
20,944 * Inhibrx, Inc 673,978
51,012 * Innoviva, Inc 691,723
22,673 *,e Inotiv, Inc 471,145
330,548 *,e Inovio Pharmaceuticals, Inc 713,984
88,860 * Insmed, Inc 1,539,055
48,473 *,e Instil Bio, Inc 159,961
63,411 * Intellia Therapeutics, Inc 3,346,833
21,877 * Intercept Pharmaceuticals, Inc 303,434
73,351 * Intra-Cellular Therapies, Inc 3,349,940
132,022 * Ionis Pharmaceuticals, Inc 5,835,372
111,258 * Iovance Biotherapeutics, Inc 1,039,150
158,154 * IQVIA Holdings, Inc 33,160,149
119,898 * Ironwood Pharmaceuticals, Inc 1,311,684
15,278 * iTeos Therapeutics, Inc 297,615
94,544 * IVERIC bio, Inc 2,261,492
25,000 *,e Janux Therapeutics, Inc 452,000
49,076 * Jazz Pharmaceuticals plc 7,056,638
2,234,589 Johnson & Johnson 388,751,448
27,101 * Jounce Therapeutics, Inc 59,080
17,147 * KalVista Pharmaceuticals Inc 86,935
25,178 * Karuna Therapeutics, Inc 5,522,543
57,823 * Karyopharm Therapeutics, Inc 275,237
11,863 * Keros Therapeutics, Inc 597,183
36,515 * Kezar Life Sciences, Inc 274,410
21,846 * Kiniksa Pharmaceuticals Ltd 249,481
41,137 *,e Kinnate Biopharma, Inc 346,785
27,348 * Kodiak Sciences, Inc 196,359
113,786 * Kronos Bio, Inc 336,807
13,379 * Krystal Biotech Inc 1,023,494
47,680 * Kura Oncology, Inc 739,994
25,415 * Kymera Therapeutics, Inc 771,091
56,936 * Lexicon Pharmaceuticals, Inc 122,412
11,370 * Ligand Pharmaceuticals, Inc (Class B) 996,581
63,830 *,e Liquidia Corp 312,129
126,735 *,e Lyell Immunopharma, Inc 745,202
82,299 * MacroGenics, Inc 421,371
8,601 * Madrigal Pharmaceuticals, Inc 609,123
186,883 *,e MannKind Corp 631,665
87,401 * Maravai LifeSciences Holdings, Inc 1,450,857
71,270 *,e MaxCyte, Inc 493,188
22,342 * Medpace Holdings, Inc 4,959,477
22,599 * MeiraGTx Holdings plc 164,295
2,151,268 Merck & Co, Inc 217,708,322
124,404 * Mersana Therapeutics, Inc 977,815
19,253 * Mettler-Toledo International, Inc 24,353,697
83,879 *,e MiMedx Group, Inc 248,282
32,538 * Mirati Therapeutics, Inc 2,190,458
47,413 * Mirum Pharmaceuticals, Inc 1,069,163
286,770 * Moderna, Inc 43,110,134
32,298 * Monte Rosa Therapeutics, Inc 297,142
15,639 * Morphic Holding, Inc 438,048
65,991 * Myriad Genetics, Inc 1,368,653
34,387 * NanoString Technologies, Inc 359,688
64,906 * Natera, Inc 3,047,986
100,000 *,e Nautilus Biotechnology, Inc 247,000
135,344 * Nektar Therapeutics 508,893
103,711 * NeoGenomics, Inc 788,722
84,777 * Neurocrine Biosciences, Inc 9,759,528

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
22,655 * NGM Biopharmaceuticals Inc $ 120,978
35,412 * Nkarta, Inc 446,545
62,783 *,e Novavax, Inc 1,398,177
23,712 * Nurix Therapeutics, Inc 301,854
165,406 *,e Nuvation Bio, Inc 363,893
266,779 *,e Ocugen, Inc 458,860
56,023 * Ocular Therapeutix, Inc 202,243
67,101 * Organogenesis Holdings Inc 220,091
238,231 Organon & Co 6,236,888
321,694 *,e Outlook Therapeutics, Inc 373,165
215,209 *,e Pacific Biosciences of California, Inc 1,816,364
33,811 * Pacira BioSciences Inc 1,750,057
61,856 * Pardes Biosciences, Inc 74,227
103,917 PerkinElmer, Inc 13,881,233
103,541 Perrigo Co plc 4,170,632
4,807,904 Pfizer, Inc 223,807,931
54,910 *,e Phathom Pharmaceuticals, Inc 582,046
15,634 Phibro Animal Health Corp 229,663
19,770 *,e PMV Pharmaceuticals, Inc 243,369
59,198 *,e Point Biopharma Global, Inc 552,317
76,092 * Praxis Precision Medicines, Inc 149,901
303,574 *,e Precigen, Inc 491,790
40,272 * Prestige Consumer Healthcare, Inc. 2,194,019
25,152 * Prometheus Biosciences, Inc 1,320,983
39,449 * Protagonist Therapeutics, Inc 319,537
26,368 * Prothena Corp plc 1,620,050
42,697 *,e Provention Bio, Inc 296,317
52,242 * PTC Therapeutics, Inc 1,975,792
203,644 * QIAGEN NV 8,870,733
23,244 * Quanterix Corp 257,311
107,914 *,e Quantum-Si, Inc 326,979
30,556 * RAPT Therapeutics, Inc 666,732
20,751 *,e Reata Pharmaceuticals, Inc 668,182
121,319 *,e Recursion Pharmaceuticals, Inc 1,279,915
87,915 * Regeneron Pharmaceuticals, Inc 65,826,356
28,339 * REGENXBIO, Inc 670,784
53,837 * Relay Therapeutics, Inc 1,196,258
22,557 *,e Relmada Therapeutics, Inc 144,139
45,630 * Repligen Corp 8,327,019
37,281 * Replimune Group, Inc 684,479
53,146 * Revance Therapeutics, Inc 1,185,687
44,805 * REVOLUTION Medicines, Inc 907,749
920,303 * Rigel Pharmaceuticals, Inc 670,533
55,762 * Rocket Pharmaceuticals, Inc 1,040,519
317,312 Royalty Pharma plc 13,428,644
40,249 * Sage Therapeutics, Inc 1,515,777
105,792 *,e Sana Biotechnology, Inc 613,594
90,778 * Sangamo Therapeutics Inc 398,515
71,409 * Sarepta Therapeutics, Inc 8,142,054
92,308 * Science 37 Holdings, Inc 133,847
114,700 * Seagen, Inc 14,585,252
72,449 * Seer, Inc 567,276
52,476 * Seres Therapeutics, Inc 464,937
48,122 SIGA Technologies, Inc 442,241
120,397 *,e Singular Genomics Systems, Inc 320,256
119,517 *,e SomaLogic, Inc 414,724
427,603 *,e Sorrento Therapeutics, Inc 671,337
75,271 * Sotera Health Co 517,864
22,026 * SpringWorks Therapeutics, Inc 528,844
14,271 * Stoke Therapeutics, Inc 211,924
35,959 * Supernus Pharmaceuticals, Inc 1,232,315

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
109,276 * Sutro Biopharma, Inc $ 800,993
33,941 * Syndax Pharmaceuticals, Inc 779,285
79,102 * Syneos Health, Inc 3,985,159
8,236 * Tarsus Pharmaceuticals, Inc 151,707
10,273 * Tenaya Therapeutics, Inc 27,532
240,722 * TG Therapeutics, Inc 1,401,002
39,475 * Theravance Biopharma, Inc 393,566
332,751 Thermo Fisher Scientific, Inc 171,024,031
45,002 * Travere Therapeutics, Inc 975,643
42,685 * Twist Bioscience Corp 1,401,349
53,807 * Ultragenyx Pharmaceutical, Inc 2,177,031
40,660 * United Therapeutics Corp 9,373,350
43,796 * Vanda Pharmaceuticals, Inc 458,544
182,003 *,e Vaxart Inc 303,945
44,760 * Vaxcyte, Inc 1,951,984
154,475 *,e VBI Vaccines, Inc 111,237
22,011 * Ventyx Biosciences, Inc 712,496
20,906 * Vera Therapeutics, Inc 389,688
51,135 * Veracyte, Inc 1,028,325
35,482 * Vericel Corp 953,756
217,227 * Vertex Pharmaceuticals, Inc 67,774,824
31,666 *,e Verve Therapeutics, Inc 1,193,808
1,067,749 Viatris, Inc 10,816,297
57,898 * Vir Biotechnology, Inc 1,272,598
21,853 * Viridian Therapeutics, Inc 434,875
144,499 * VistaGen Therapeutics, Inc 19,161
51,146 * Waters Corp 15,301,349
63,426 West Pharmaceutical Services, Inc 14,594,323
43,711 * Xencor, Inc 1,223,908
164,836 *,e Xeris Biopharma Holdings, Inc 263,738
26,589 *,e Y-mAbs Therapeutics, Inc 95,986
30,704 * Zentalis Pharmaceuticals, Inc 770,363
405,729 Zoetis, Inc 61,175,819
43,843 *,† Zogenix, Inc 29,813
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 2,844,487,817
REAL ESTATE - 3 .2%
70,210 Acadia Realty Trust 980,834
72,510 Agree Realty Corp 4,981,437
59,342 Alexander & Baldwin, Inc 1,155,982
2,420 Alexander's, Inc 568,434
131,279 Alexandria Real Estate Equities, Inc 19,074,839
43,740 American Assets Trust, Inc 1,201,975
115,651 American Finance Trust, Inc 791,053
244,508 American Homes 4 Rent 7,809,586
395,738 American Tower Corp 81,992,956
237,549 Americold Realty Trust 5,760,563
143,763 Apartment Income REIT Corp 5,524,812
238,865 Apartment Investment and Management Co 1,896,588
229,668 Apple Hospitality REIT, Inc 3,931,916
52,819 Armada Hoffler Properties, Inc 617,454
73,661 * Ashford Hospitality Trust, Inc 598,127
112,539 AvalonBay Communities, Inc 19,707,830
2,852 * Bluerock Homes Trust, Inc 72,156
126,257 Boston Properties, Inc 9,178,884
33,815 BraeMar Hotels & Resorts, Inc 166,708
127,223 Brandywine Realty Trust 834,583
250,617 Brixmor Property Group, Inc 5,340,648
135,609 Broadstone Net Lease, Inc 2,324,338
16,295 Brt Realty Trust 361,097
83,612 Camden Property Trust 9,661,367

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
81,949 CareTrust REIT, Inc $ 1,530,807
21,304 CBL & Associates Properties, Inc 612,064
272,621 * CBRE Group, Inc 19,339,734
22,358 Centerspace 1,549,409
44,654 * Chatham Lodging Trust 579,162
47,291 City Office REIT, Inc 502,230
8,392 Clipper Realty, Inc 59,499
21,853 Community Healthcare Trust, Inc 756,114
212,049 *,e Compass, Inc 559,809
121,800 Corporate Office Properties Trust 3,245,970
118,941 Cousins Properties, Inc 2,826,038
368,420 Crown Castle International Corp 49,095,649
22,347 CTO Realty Growth, Inc 449,175
180,318 CubeSmart 7,549,915
136,442 * Cushman & Wakefield plc 1,575,905
162,943 DiamondRock Hospitality Co 1,521,888
237,169 Digital Realty Trust, Inc 23,776,192
118,817 DigitalBridge Group, Inc 1,520,858
177,635 Diversified Healthcare Trust 241,584
53,964 Douglas Elliman, Inc 249,314
127,377 Douglas Emmett, Inc 2,240,561
100,932 Easterly Government Properties, Inc 1,755,208
32,530 EastGroup Properties, Inc 5,097,126
110,377 Empire State Realty Trust, Inc 813,479
86,419 EPR Properties 3,335,773
76,848 Equinix, Inc 43,529,781
88,125 Equity Commonwealth 2,305,350
143,366 Equity Lifestyle Properties, Inc 9,169,689
301,740 Equity Residential 19,015,655
115,336 Essential Properties Realty Trust, Inc 2,482,031
54,640 Essex Property Trust, Inc 12,143,194
54,311 e eXp World Holdings Inc 717,448
111,722 Extra Space Storage, Inc 19,823,952
21,817 Farmland Partners, Inc 305,656
63,585 Federal Realty Investment Trust 6,293,643
106,640 First Industrial Realty Trust, Inc 5,079,263
23,804 * Forestar Group, Inc 275,650
103,027 Four Corners Property Trust, Inc 2,639,552
85,813 Franklin Street Properties Corp 247,141
6,315 * FRP Holdings, Inc 382,878
210,728 Gaming and Leisure Properties, Inc 10,561,687
41,861 Getty Realty Corp 1,318,203
38,328 Gladstone Commercial Corp 674,190
23,351 Gladstone Land Corp 475,193
56,370 Global Medical REIT, Inc 515,222
106,886 Global Net Lease, Inc 1,309,354
330,513 Healthcare Realty Trust, Inc 6,719,329
435,131 Healthpeak Properties Inc 10,325,659
41,958 Hersha Hospitality Trust 383,916
107,642 Highwoods Properties, Inc 3,038,734
627,398 Host Hotels and Resorts, Inc 11,845,274
33,686 * Howard Hughes Corp 2,066,636
177,409 Hudson Pacific Properties 1,958,595
166,086 Independence Realty Trust, Inc 2,783,601
3,478 Indus Realty Trust, Inc 180,126
53,373 Industrial Logistics Properties Trust 249,786
22,080 Innovative Industrial Properties, Inc 2,386,848
53,732 InvenTrust Properties Corp 1,354,046
491,312 Invitation Homes, Inc 15,569,677
252,602 Iron Mountain, Inc 12,647,782
58,158 iStar Inc 609,496

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
93,983 JBG SMITH Properties $ 1,849,585
40,129 * Jones Lang LaSalle, Inc 6,384,123
101,518 Kennedy-Wilson Holdings, Inc 1,686,214
88,635 Kilroy Realty Corp 3,788,260
483,468 Kimco Realty Corp 10,336,546
172,019 Kite Realty Group Trust 3,378,453
79,369 Lamar Advertising Co 7,320,203
303,970 Lexington Realty Trust 2,942,430
67,843 Life Storage, Inc 7,504,114
57,634 LTC Properties, Inc 2,228,707
216,644 Macerich Co 2,411,248
78,051 * Mack-Cali Realty Corp 1,235,547
21,606 Marcus & Millichap, Inc 795,965
518,068 Medical Properties Trust, Inc 5,931,879
92,524 Mid-America Apartment Communities, Inc 14,567,904
37,480 National Health Investors, Inc 2,125,116
145,473 National Retail Properties, Inc 6,114,230
65,528 National Storage Affiliates Trust 2,795,425
29,806 NETSTREIT Corp 560,949
142,665 Newmark Group, Inc 1,168,426
18,594 NexPoint Residential Trust, Inc 847,886
44,187 Office Properties Income Trust 676,061
220,547 Omega Healthcare Investors, Inc 7,008,984
17,852 One Liberty Properties, Inc 402,384
410,827 *,e Opendoor Technologies, Inc 1,064,042
39,959 Orion Office REIT, Inc 374,416
137,052 Outfront Media, Inc 2,473,789
265,481 Paramount Group, Inc 1,717,662
185,936 Park Hotels & Resorts, Inc 2,432,043
104,427 Pebblebrook Hotel Trust 1,675,009
89,700 Phillips Edison & Co, Inc 2,703,558
234,666 Physicians Realty Trust 3,534,070
103,397 Piedmont Office Realty Trust, Inc 1,080,499
23,260 Plymouth Industrial REIT, Inc 428,914
15,840 Postal Realty Trust, Inc 248,371
66,779 PotlatchDeltic Corp 2,970,998
788,618 Prologis, Inc 87,339,444
133,623 Public Storage, Inc 41,389,724
128,106 Rayonier, Inc 4,317,172
11,250 Re/Max Holdings, Inc 218,925
99,115 * Realogy Holdings Corp 736,424
528,088 Realty Income Corp 32,884,040
115,127 *,e Redfin Corp 553,761
154,727 Regency Centers Corp 9,362,531
97,039 Retail Opportunities Investment Corp 1,405,125
133,534 Rexford Industrial Realty, Inc 7,381,760
212,224 RLJ Lodging Trust 2,582,766
12,116 RMR Group, Inc 331,615
78,490 RPT Realty 729,957
42,014 Ryman Hospitality Properties 3,735,885
217,481 Sabra Healthcare REIT, Inc 2,970,790
14,934 Safehold, Inc 436,820
10,022 Saul Centers, Inc 410,401
90,398 SBA Communications Corp 24,398,420
155,385 Service Properties Trust 1,260,172
272,665 Simon Property Group, Inc 29,715,032
156,772 SITE Centers Corp 1,940,837
73,780 SL Green Realty Corp 2,927,590
126,072 Spirit Realty Capital, Inc 4,895,376
29,663 e St. Joe Co 1,053,926
137,773 STAG Industrial, Inc 4,352,249

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
204,963 STORE Capital Corp $ 6,517,823
96,563 Summit Hotel Properties, Inc 834,304
96,640 Sun Communities, Inc 13,031,904
164,654 Sunstone Hotel Investors, Inc 1,835,892
108,433 Tanger Factory Outlet Centers, Inc 1,952,878
24,087 * Tejon Ranch Co 408,034
58,918 Terreno Realty Corp 3,366,575
255,856 UDR, Inc 10,172,835
38,434 UMH Properties, Inc 674,132
188,207 Uniti Group, Inc 1,460,486
10,411 Universal Health Realty Income Trust 506,703
86,312 Urban Edge Properties 1,218,725
26,203 Urstadt Biddle Properties, Inc (Class A) 491,044
321,598 Ventas, Inc 12,584,130
821,869 VICI Properties, Inc 26,316,245
167,834 Vornado Realty Trust 3,959,204
69,477 Washington REIT 1,326,316
393,657 Welltower, Inc 24,028,823
104,275 *,e WeWork, Inc 267,987
644,505 Weyerhaeuser Co 19,934,540
32,454 Whitestone REIT 305,392
163,253 WP Carey, Inc 12,456,204
95,278 Xenia Hotels & Resorts, Inc 1,627,348
45,669 * Zillow Group, Inc (Class A) 1,412,542
131,934 * Zillow Group, Inc (Class C) 4,071,483
TOTAL REAL ESTATE 1,059,558,168
RETAILING - 5 .4%
20,109 * 1-800-FLOWERS.COM, Inc (Class A) 146,595
25,901 Aaron's Co, Inc 269,888
48,946 * Abercrombie & Fitch Co (Class A) 860,471
59,768 Academy Sports & Outdoors, Inc 2,631,585
50,551 Advance Auto Parts, Inc 9,600,646
7,559,263 * Amazon.com, Inc 774,370,902
156,421 American Eagle Outfitters, Inc 1,776,943
4,579 * America's Car-Mart, Inc 313,020
91,405 Arko Corp 936,901
17,853 * Asbury Automotive Group, Inc 2,816,311
32,010 * Autonation, Inc 3,402,983
16,441 * AutoZone, Inc 41,643,080
202,703 *,e BARK, Inc 370,946
190,066 Bath & Body Works, Inc 6,344,403
77,556 *,e Bed Bath & Beyond, Inc 354,431
175,667 Best Buy Co, Inc 12,017,379
16,018 e Big 5 Sporting Goods Corp 206,472
26,843 e Big Lots, Inc 506,527
22,700 * Boot Barn Holdings, Inc 1,289,360
22,567 Buckle, Inc 887,560
16,988 Build-A-Bear Workshop, Inc 298,819
51,643 * Burlington Stores, Inc 7,382,883
28,050 Caleres, Inc 766,606
32,088 Camping World Holdings, Inc 893,009
129,233 * CarMax, Inc 8,142,971
35,828 * CarParts.com, Inc 167,675
88,669 *,e Carvana Co 1,199,692
26,548 Cato Corp (Class A) 316,187
105,197 * Chico's FAS, Inc 618,558
10,763 * Children's Place, Inc 435,686
26,944 * Citi Trends, Inc 609,204
13,492 *,e Conn's, Inc 110,769
24,197 * Container Store Group, Inc 131,390

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
454,948 *,e ContextLogic, Inc $ 356,224
45,743 Designer Brands, Inc 696,666
77,320 * Destination XL Group, Inc 516,498
48,883 e Dick's Sporting Goods, Inc 5,560,930
3,448 e Dillard's, Inc (Class A) 1,133,668
193,346 Dollar General Corp 49,312,897
180,209 * Dollar Tree, Inc 28,563,126
214,229 * DoorDash, Inc 9,325,388
9,258 * Duluth Holdings, Inc 80,545
472,525 eBay, Inc 18,825,396
107,493 * Etsy, Inc 10,094,668
54,594 *,e EVgo, Inc 404,542
131,005 *,e Express Parent LLC 159,826
42,825 * Five Below, Inc 6,267,439
79,123 * Floor & Decor Holdings, Inc 5,805,255
92,863 Foot Locker, Inc 2,943,757
21,367 Franchise Group, Inc 648,488
16,819 *,e Funko, Inc 347,312
222,452 *,e GameStop Corp (Class A) 6,297,616
171,695 e Gap, Inc 1,935,003
11,254 * Genesco, Inc 529,388
116,055 Genuine Parts Co 20,641,542
13,357 Group 1 Automotive, Inc 2,310,761
18,048 *,e Groupon, Inc 133,014
117,712 *,e GrowGeneration Corp 420,232
40,172 e Guess?, Inc 682,121
12,488 e Haverty Furniture Cos, Inc 331,931
12,350 Hibbett Sports, Inc 770,887
878,282 Home Depot, Inc 260,085,649
26,535 JOANN, Inc 140,370
138,263 Kohl's Corp 4,140,977
11,048 * Lands' End, Inc 115,783
123,760 *,e Leslie's, Inc 1,737,590
21,175 * Liquidity Services, Inc 363,786
26,379 Lithia Motors, Inc (Class A) 5,226,999
223,116 LKQ Corp 12,414,174
545,377 Lowe's Companies, Inc 106,321,246
23,238 * Lumber Liquidators, Inc 193,340
243,089 Macy's, Inc 5,068,406
15,369 * MarineMax, Inc 496,572
25,760 Monro Muffler, Inc 1,230,040
18,977 e Murphy USA, Inc 5,968,456
62,250 * National Vision Holdings, Inc 2,305,740
88,988 e Nordstrom, Inc 1,810,016
36,954 * ODP Corp 1,462,270
50,189 *,e Ollie's Bargain Outlet Holdings, Inc 2,810,584
7,760 * OneWater Marine, Inc 256,080
53,321 * O'Reilly Automotive, Inc 44,638,742
33,221 * Overstock.com, Inc 772,388
24,321 Penske Auto Group, Inc 2,714,710
65,216 *,e Petco Health & Wellness Co, Inc 686,724
15,878 e PetMed Express, Inc 338,519
34,024 Pool Corp 10,351,122
36,726 * Poshmark, Inc 655,926
61,858 * Quotient Technology, Inc 152,171
282,750 Qurate Retail Group, Inc QVC Group 661,635
89,286 *,e Rent the Runway, Inc 174,108
64,638 Rent-A-Center, Inc 1,347,702
27,156 *,e Revolve Group, Inc 651,744
17,233 * RH 4,375,976
288,395 Ross Stores, Inc 27,596,518

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
85,693 * Sally Beauty Holdings, Inc $ 1,089,158
11,037 e Shoe Carnival, Inc 264,667
17,717 Shutterstock, Inc 886,382
40,854 e Signet Jewelers Ltd 2,665,315
18,059 * Sleep Number Corp 500,957
18,582 Sonic Automotive, Inc (Class A) 868,708
32,181 * Sportsman's Warehouse Holdings, Inc 288,985
111,643 *,e Stitch Fix Inc 446,572
395,448 Target Corp 64,952,334
86,207 *,e ThredUp, Inc 106,035
17,146 e Tilly's, Inc 151,914
990,416 TJX Companies, Inc 71,408,994
22,051 *,e Torrid Holdings, Inc 108,711
94,700 Tractor Supply Co 20,812,219
9,582 * TravelCenters of America, Inc 609,224
43,833 * Ulta Beauty, Inc 18,382,245
55,782 *,e Urban Outfitters, Inc 1,330,959
72,946 * Victoria's Secret & Co 2,742,770
468,027 *,e Volta, Inc 519,510
66,872 * Warby Parker, Inc 1,073,296
59,379 *,e Wayfair, Inc 2,251,652
57,618 Williams-Sonoma, Inc 7,134,837
3,307 Winmark Corp 832,173
36,429 *,e Xometry, Inc 2,187,926
17,633 * Zumiez, Inc 395,508
TOTAL RETAILING 1,766,192,086
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .2%
38,257 * ACM Research, Inc 244,845
1,375,958 * Advanced Micro Devices, Inc 82,640,038
50,942 * Allegro MicroSystems, Inc 1,294,436
16,124 * Alpha & Omega Semiconductor Ltd 528,061
27,295 * Ambarella, Inc 1,493,855
84,110 Amkor Technology, Inc 1,748,647
443,670 Analog Devices, Inc 63,276,215
738,466 Applied Materials, Inc 65,199,163
16,289 *,e Atomera, Inc 146,764
24,848 * Axcelis Technologies, Inc 1,441,184
30,647 * AXT, Inc 139,137
336,390 Broadcom, Inc 158,143,667
17,599 * Ceva, Inc 486,788
49,443 * Cirrus Logic, Inc 3,318,614
36,109 * Cohu, Inc 1,188,708
79,262 * Credo Technology Group Holding Ltd 1,089,060
37,942 * Diodes, Inc 2,719,303
110,227 * Enphase Energy, Inc 33,839,689
132,771 Entegris, Inc 10,534,051
93,111 * First Solar, Inc 13,554,168
65,638 * Formfactor, Inc 1,326,544
52,708 *,e GLOBALFOUNDRIES, Inc 2,988,544
21,380 * Ichor Holdings Ltd 543,907
13,316 * Impinj, Inc 1,526,413
79,821 *,e indie Semiconductor, Inc 624,200
3,489,495 Intel Corp 99,206,343
120,631 KLA Corp 38,173,680
47,137 e Kulicke & Soffa Industries, Inc 1,976,926
117,320 Lam Research Corp 47,488,790
110,898 * Lattice Semiconductor Corp 5,379,662
43,924 * MACOM Technology Solutions Holdings, Inc 2,541,882
713,525 Marvell Technology, Inc 28,312,672
54,765 * MaxLinear, Inc 1,691,143

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
457,435 Microchip Technology, Inc $ 28,242,037
942,227 Micron Technology, Inc 50,974,481
48,720 MKS Instruments, Inc 4,002,348
39,967 Monolithic Power Systems, Inc 13,566,798
41,129 * Nanometrics, Inc 2,749,062
2,048,051 NVIDIA Corp 276,425,443
372,067 * ON Semiconductor Corp 22,856,076
37,563 * PDF Solutions, Inc 885,736
51,560 * Photronics, Inc 836,303
48,003 Power Integrations, Inc 3,202,280
87,656 * Qorvo, Inc 7,545,429
952,833 QUALCOMM, Inc 112,110,331
98,341 * Rambus, Inc 2,965,965
52,459 * Semtech Corp 1,452,590
29,158 * Silicon Laboratories, Inc 3,350,837
12,310 * SiTime Corp 1,105,561
3,881 *,e SkyWater Technology, Inc 31,475
141,184 Skyworks Solutions, Inc 12,143,236
36,959 * SMART Global Holdings, Inc 500,055
60,658 *,e SunPower Corp 1,121,566
31,257 * Synaptics, Inc 2,769,370
130,615 Teradyne, Inc 10,625,530
780,755 Texas Instruments, Inc 125,412,676
32,932 * Ultra Clean Holdings 1,024,515
43,145 Universal Display Corp 4,108,267
38,313 * Veeco Instruments, Inc 698,446
95,784 * Wolfspeed, Inc 7,542,990
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1,373,056,502
SOFTWARE & SERVICES - 12 .9%
80,969 *,e 8x8, Inc 342,499
62,292 A10 Networks, Inc 1,046,506
537,022 Accenture plc 152,460,546
100,734 * ACI Worldwide, Inc 2,450,858
78,779 Adeia, Inc 880,749
401,354 * Adobe, Inc 127,831,249
152,428 *,e Affirm Holdings, Inc 3,059,230
16,639 * Agilysys, Inc 1,067,725
133,350 * Akamai Technologies, Inc 11,778,805
41,290 * Alarm.com Holdings, Inc 2,429,504
21,105 * Alkami Technology, Inc 334,514
42,883 * Altair Engineering, Inc 2,103,411
44,748 * Alteryx, Inc 2,180,570
104,434 Amdocs Ltd 9,013,699
27,834 American Software, Inc (Class A) 476,796
44,631 *,e Amplitude, Inc 749,801
76,172 * Ansys, Inc 16,846,200
14,183 * Appfolio, Inc 1,778,123
30,205 *,e Appian Corp 1,474,608
181,106 *,e AppLovin Corp 3,071,558
56,062 *,e Asana, Inc 1,154,877
24,950 * Aspen Technology, Inc 6,024,178
115,052 * Atlassian Corp 23,324,492
187,924 * Autodesk, Inc 40,272,113
352,311 Automatic Data Processing, Inc 85,153,569
102,950 *,e AvePoint, Inc 449,891
117,308 * AvidXchange Holdings, Inc 1,067,503
25,395 * Benefitfocus, Inc 179,035
135,884 Bentley Systems, Inc 4,793,988
36,148 * BigCommerce Holdings, Inc 537,159
78,479 * Bill.Com Holdings, Inc 10,465,959

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
137,979 * Black Knight, Inc $ 8,343,590
36,670 * Blackbaud, Inc 2,005,849
46,049 * Blackline, Inc 2,578,744
148,286 *,e Blend Labs, Inc 372,198
448,163 * Block, Inc 26,921,151
110,923 * Box, Inc 3,222,313
38,126 Bread Financial Holdings, Inc 1,376,730
27,196 * Brightcove, Inc 182,213
100,910 Broadridge Financial Solutions, Inc 15,142,555
69,174 * BTRS Holdings, Inc 653,003
53,262 *,e C3.ai, Inc 698,265
234,635 * Cadence Design Systems, Inc 35,521,393
44,004 * Cantaloupe, Inc 147,413
11,050 Cass Information Systems, Inc 472,719
135,134 * CCC Intelligent Solutions Holdings, Inc 1,260,800
56,180 *,e Cerberus Cyber Sentinel Corp 194,383
28,638 * Cerence Inc 492,574
110,416 * Ceridian HCM Holding, Inc 7,308,435
21,983 * ChannelAdvisor Corp 506,488
88,161 *,e Cleanspark, Inc 306,800
49,711 *,e Clear Secure, Inc 1,343,191
228,256 * Cloudflare, Inc 12,855,378
455,356 Cognizant Technology Solutions Corp (Class A) 28,345,911
38,311 * Commvault Systems, Inc 2,332,757
35,931 Concentrix Corp 4,391,846
136,953 * Conduent, Inc 564,246
100,027 *,e Confluent, Inc 2,688,726
11,171 * Consensus Cloud Solutions, Inc 627,140
23,931 * Couchbase, Inc 306,317
56,974 * Coupa Software, Inc 3,032,726
183,386 * Crowdstrike Holdings, Inc 29,561,823
9,750 * CS Disco, Inc 104,520
27,043 CSG Systems International, Inc 1,748,871
66,722 *,e Cvent Holding Corp 390,324
34,300 * Cyxtera Technologies, Inc 83,006
228,796 * Datadog, Inc 18,420,366
10,173 *,e Digimarc Corp 166,227
70,760 * Digital Turbine, Inc 1,033,096
60,945 *,e DigitalOcean Holdings, Inc 2,189,144
159,038 * DocuSign, Inc 7,681,535
52,134 Dolby Laboratories, Inc (Class A) 3,484,637
20,918 * Domo, Inc 369,621
47,093 * DoubleVerify Holdings, Inc 1,376,528
239,768 * Dropbox, Inc 5,214,954
56,515 * Duck Creek Technologies, Inc 674,789
205,085 * DXC Technology Co 5,896,194
165,154 * Dynatrace, Inc 5,820,027
152,822 *,e E2open Parent Holdings, Inc 890,952
20,502 e Ebix, Inc 405,735
17,054 * eGain Corp 137,285
60,393 * Elastic NV 3,862,132
16,370 *,e Enfusion, Inc 231,963
29,716 * EngageSmart, Inc 583,622
43,493 * Envestnet, Inc 2,144,640
47,053 * EPAM Systems, Inc 16,468,550
39,210 * Euronet Worldwide, Inc 3,294,032
28,541 * Everbridge, Inc 894,190
11,625 * EverCommerce, Inc 101,254
47,756 EVERTEC, Inc 1,710,142
49,200 * Evo Payments, Inc 1,657,548
27,354 * ExlService Holdings, Inc 4,974,325

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
22,743 * Fair Isaac Corp $ 10,890,258
82,247 *,e Fastly, Inc 698,277
518,334 Fidelity National Information Services, Inc 43,016,539
505,318 * Fiserv, Inc 51,916,371
55,884 * Five9, Inc 3,367,570
62,647 * FleetCor Technologies, Inc 11,659,860
46,691 * Flywire Corp 1,024,867
22,426 * ForgeRock, Inc 505,931
552,789 * Fortinet, Inc 31,597,419
64,912 * Gartner, Inc 19,598,231
166,795 Genpact Ltd 8,089,557
236,312 Global Payments, Inc 27,001,009
33,890 * Globant S.A. 6,394,365
142,318 * GoDaddy, Inc 11,442,367
90,772 *,e Greenidge Generation Holdings, Inc 88,249
33,757 * Grid Dynamics Holdings, Inc 459,433
67,262 * Guidewire Software, Inc 3,996,035
19,483 Hackett Group, Inc 425,509
37,161 * HubSpot, Inc 11,020,466
15,281 * I3 Verticals, Inc 332,515
24,792 *,e Informatica, Inc 479,973
8,671 *,e Instructure Holdings, Inc 204,809
7,613 * Intapp, Inc 170,988
25,045 InterDigital, Inc 1,248,994
765,769 International Business Machines Corp 105,898,195
24,509 * International Money Express Inc 662,478
236,302 Intuit, Inc 101,019,105
66,085 Jack Henry & Associates, Inc 13,154,880
53,595 * Jamf Holding Corp 1,268,594
129,871 *,e Kaleyra, Inc 111,702
58,166 * KnowBe4, Inc 1,429,720
174,055 * Kyndryl Holdings, Inc 1,683,112
223,881 *,e Latch, Inc 300,001
94,577 * Limelight Networks, Inc 254,412
48,836 * Liveperson, Inc 516,197
50,165 * LiveRamp Holdings, Inc 921,029
58,755 * Manhattan Associates, Inc 7,148,721
56,865 *,e Marathon Digital Holdings, Inc 745,500
347,596 * Marqeta, Inc 2,739,056
733,237 Mastercard, Inc (Class A) 240,633,719
175,101 *,e Matterport, Inc 611,102
47,340 MAXIMUS, Inc 2,919,458
8,990 * MeridianLink, Inc 161,820
6,361,810 Microsoft Corp 1,476,766,955
7,356 *,e MicroStrategy, Inc (Class A) 1,967,804
32,077 * Mitek Systems, Inc 362,791
26,865 *,e Model N, Inc 1,020,870
89,240 * MoneyGram International, Inc 945,052
53,658 * MongoDB, Inc 9,821,024
54,411 * N-Able, Inc 589,271
45,184 * nCino OpCo, Inc 1,422,392
99,167 * NCR Corp 2,108,290
40,047 * New Relic, Inc 2,372,384
519,410 NortonLifelock, Inc 11,702,307
197,437 * Nutanix, Inc 5,409,774
123,477 * Okta, Inc 6,929,529
71,961 *,e Olo, Inc 633,976
20,114 * ON24, Inc 163,728
26,135 * OneSpan, Inc 287,224
1,291,382 Oracle Corp 100,818,193
60,897 * Pagerduty, Inc 1,518,771

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
1,589,936 * Palantir Technologies, Inc $ 13,975,537
253,741 * Palo Alto Networks, Inc 43,539,418
61,800 * Paya Holdings, Inc 496,872
271,341 Paychex, Inc 32,102,354
45,587 * Paycom Software, Inc 15,773,102
40,991 * Paycor HCM, Inc 1,248,996
33,397 * Paylocity Holding Corp 7,741,091
172,922 * Payoneer Global, Inc 1,340,146
988,414 * PayPal Holdings, Inc 82,611,642
318,648 *,e Paysafe Ltd 465,226
31,477 Pegasystems, Inc 1,171,259
27,439 * Perficient, Inc 1,837,590
56,416 * Procore Technologies, Inc 3,083,699
36,290 Progress Software Corp 1,851,879
31,004 * PROS Holdings, Inc 773,550
95,749 * PTC, Inc 11,282,105
41,416 * Q2 Holdings, Inc 1,285,553
34,997 * Qualys, Inc 4,989,172
40,695 *,e Rackspace Technology, Inc 209,579
47,972 * Rapid7, Inc 2,171,692
67,270 * Remitly Global, Inc 781,677
66,056 * Repay Holdings Corp 402,281
39,817 * Rimini Street, Inc 223,373
63,654 * RingCentral, Inc 2,260,990
148,135 * Riot Blockchain, Inc 1,020,650
90,549 Roper Technologies, Inc 37,536,182
247,088 * Sabre Corp 1,435,581
825,647 * Salesforce, Inc 134,241,946
23,490 Sapiens International Corp NV 462,048
6,388 * SecureWorks Corp 52,254
175,530 * SentinelOne, Inc 4,009,105
170,975 * ServiceNow, Inc 71,936,022
46,318 * Shift4 Payments, Inc 2,129,238
6,847 * ShotSpotter, Inc 260,186
94,520 * Smartsheet, Inc 3,300,638
259,790 * Snowflake, Inc 41,644,337
27,775 * SolarWinds Corp 259,141
130,668 * Splunk, Inc 10,859,817
34,888 * Sprout Social, Inc 2,104,793
29,309 * SPS Commerce, Inc 3,708,175
25,029 *,e Squarespace, Inc 555,894
197,871 SS&C Technologies Holdings, Inc 10,174,527
221,351 * StoneCo Ltd 2,324,185
61,561 * Sumo Logic, Inc 474,635
97,569 * SVMK, Inc 757,135
112,982 Switch, Inc 3,847,037
130,207 * Synopsys, Inc 38,092,058
29,649 * Telos Corp 314,279
87,738 * Tenable Holdings, Inc 3,565,672
87,924 * Teradata Corp 2,777,519
161,291 * Terawulf, Inc 183,872
235,128 * Toast, Inc 5,193,978
374,853 * Trade Desk, Inc 19,957,174
14,025 TTEC Holdings, Inc 623,692
7,649 *,e Tucows, Inc 343,823
68,810 * Turing Holding Corp 661,264
137,943 * Twilio, Inc 10,258,821
35,978 * Tyler Technologies, Inc 11,632,767
300,462 * UiPath, Inc 3,800,844
47,903 * Unisys Corp 407,176
167,721 *,e Unity Software, Inc 4,947,770

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
21,072 * Upland Software, Inc $ 169,419
59,761 * UserTesting, Inc 442,231
82,404 * Varonis Systems, Inc 2,205,955
57,225 * Verint Systems, Inc 2,027,482
80,357 * VeriSign, Inc 16,108,364
16,429 *,e Veritone, Inc 121,739
110,081 * Verra Mobility Corp 1,879,083
8,329 * Viant Technology, Inc 37,980
1,402,018 Visa, Inc (Class A) 290,442,049
171,550 VMware, Inc (Class A) 19,304,522
310,877 Western Union Co 4,199,948
36,638 * WEX, Inc 6,013,761
41,065 * Wix.com Ltd 3,453,566
166,619 * Workday, Inc 25,962,573
38,026 * Workiva, Inc 2,958,803
84,797 * Yext, Inc 451,120
100,411 * Zendesk, Inc 7,700,520
89,772 *,e Zeta Global Holdings Corp 748,698
217,009 * Zoom Video Communications, Inc 18,107,231
72,363 * Zscaler, Inc 11,151,138
85,083 * Zuora Inc 654,288
TOTAL SOFTWARE & SERVICES 4,234,829,817
TECHNOLOGY HARDWARE & EQUIPMENT - 7 .9%
93,330 * 3D Systems Corp 824,104
14,000 *,e 908 Devices, Inc 223,860
35,686 ADTRAN Holdings, Inc 801,508
29,347 Advanced Energy Industries, Inc 2,308,142
81,605 *,e Aeva Technologies, Inc 163,210
32,905 *,e Akoustis Technologies, Inc 109,574
507,431 Amphenol Corp (Class A) 38,478,493
13,002,048 Apple, Inc 1,993,734,040
214,703 * Arista Networks, Inc 25,949,005
61,760 * Arlo Technologies, Inc 318,064
55,492 * Arrow Electronics, Inc 5,619,120
7,328 * Aviat Networks, Inc 239,332
27,434 * Avid Technology, Inc 754,161
73,643 Avnet, Inc 2,959,712
22,437 Badger Meter, Inc 2,523,714
33,419 Belden CDT, Inc 2,326,965
28,683 Benchmark Electronics, Inc 814,310
57,956 * Calix, Inc 4,267,880
7,538 * Cambium Networks Corp 145,860
33,928 *,e Casa Systems, Inc 106,873
115,459 CDW Corp 19,952,470
122,588 * Ciena Corp 5,871,965
3,532,951 Cisco Systems, Inc 160,501,964
7,678 * Clearfield, Inc 932,647
156,966 Cognex Corp 7,256,538
101,582 * Coherent Corp 3,414,171
151,613 * CommScope Holding Co, Inc 2,007,356
18,962 Comtech Telecommunications Corp 209,530
663,139 Corning, Inc 21,333,182
19,947 *,e Corsair Gaming, Inc 275,269
24,590 CTS Corp 971,797
235,677 Dell Technologies, Inc 9,049,997
24,428 * Digi International, Inc 985,181
12,695 * DZS, Inc 201,724
42,963 *,e Eastman Kodak Co 229,852
20,216 * ePlus, Inc 984,923
88,758 * Evolv Technologies Holdings, Inc 260,061

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
92,854 * Extreme Networks, Inc $ 1,665,801
51,719 * F5 Networks, Inc 7,391,162
29,342 * Fabrinet 3,356,725
14,511 * FARO Technologies, Inc 423,866
21,995 *,e Focus Universal, Inc 223,909
67,921 * Harmonic, Inc 1,049,379
1,099,233 Hewlett Packard Enterprise Co 15,686,055
891,419 HP, Inc 24,620,993
15,569 * Identiv, Inc 187,606
134,931 *,e Infinera Corp 756,963
63,430 *,e Inseego Corp 143,352
25,303 * Insight Enterprises, Inc 2,391,387
95,106 *,e IonQ, Inc 560,174
28,045 * IPG Photonics Corp 2,402,335
34,094 * Itron, Inc 1,666,856
113,681 Jabil Inc 7,304,004
257,168 Juniper Networks, Inc 7,869,341
154,236 * Keysight Technologies, Inc 26,860,199
14,794 * Kimball Electronics, Inc 305,792
63,212 * Knowles Corp 869,165
89,502 *,e Lightwave Logic, Inc 758,082
19,527 Littelfuse, Inc 4,300,822
57,817 * Lumentum Holdings, Inc 4,304,476
29,619 Methode Electronics, Inc 1,221,191
132,689 *,e Microvision, Inc 485,642
109,376 * Mirion Technologies, Inc 883,758
143,014 Motorola Solutions, Inc 35,712,026
18,860 * Napco Security Technologies, Inc 536,001
102,594 National Instruments Corp 3,917,039
180,438 NetApp, Inc 12,498,940
24,521 * Netgear, Inc 481,838
54,736 * Netscout Systems, Inc 1,966,117
32,078 * nLight, Inc 345,480
29,734 * Novanta, Inc 4,204,388
12,970 * OSI Systems, Inc 1,065,875
89,933 *,e Ouster, Inc 112,416
17,935 *,e PAR Technology Corp 516,169
9,082 PC Connection, Inc 482,617
22,542 * Plexus Corp 2,218,133
260,661 * Pure Storage, Inc 8,043,998
58,048 * Ribbon Communications, Inc 153,827
16,117 * Rogers Corp 3,792,814
48,189 * Sanmina Corp 2,700,993
19,807 * Scansource, Inc 613,621
95,165 *,e SmartRent, Inc 261,704
35,032 * Super Micro Computer, Inc 2,437,877
34,869 SYNNEX Corp 3,190,862
39,790 * Teledyne Technologies, Inc 15,835,624
216,855 * Trimble Inc 13,045,997
76,878 * TTM Technologies, Inc 1,177,002
11,009 * Turtle Beach Corp 85,870
5,566 e Ubiquiti, Inc 1,930,010
295,480 *,e Velodyne Lidar, Inc 291,786
53,957 * Viasat, Inc 2,210,079
194,238 * Viavi Solutions, Inc 2,932,994
113,192 Vishay Intertechnology, Inc 2,366,845
9,429 * Vishay Precision Group, Inc 318,229
130,144 Vontier Corp 2,485,750
279,147 * Western Digital Corp 9,594,282
102,726 Xerox Holdings Corp 1,502,881
31,511 * Xperi, Inc 440,209

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
45,738 * Zebra Technologies Corp (Class A) $ 12,953,916
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 2,587,219,798
TELECOMMUNICATION SERVICES - 1 .1%
8,408 * Anterix, Inc 322,447
6,104,823 AT&T, Inc 111,290,923
5,840 ATN International, Inc 251,821
33,182 * Bandwidth Inc 393,870
85,783 *,e Charge Enterprises, Inc 190,438
33,327 Cogent Communications Group, Inc 1,750,001
70,859 * Consolidated Communications Holdings, Inc 366,341
37,068 * EchoStar Corp (Class A) 699,473
197,197 * Frontier Communications Parent, Inc 4,618,354
539,838 * Globalstar, Inc 1,171,448
44,664 * Gogo, Inc 635,122
15,140 * IDT Corp (Class B) 394,548
101,605 * Iridium Communications, Inc 5,235,706
27,165 * Liberty Latin America Ltd (Class A) 211,344
118,887 * Liberty Latin America Ltd (Class C) 926,130
891,245 e Lumen Technologies, Inc 6,559,563
22,870 * Ooma, Inc 371,180
59,880 * Radius Global Infrastructure, Inc 559,878
38,595 Shenandoah Telecom Co 874,563
91,530 Telephone & Data Systems, Inc 1,556,010
505,320 * T-Mobile US, Inc 76,586,299
20,445 * US Cellular Corp 637,271
3,568,775 Verizon Communications, Inc 133,365,122
TOTAL TELECOMMUNICATION SERVICES 348,967,852
TRANSPORTATION - 1 .8%
44,939 * Air Transport Services Group, Inc 1,312,219
118,224 * Alaska Air Group, Inc 5,256,239
23,832 * Allegiant Travel Co 1,788,592
7,407 Amerco, Inc 4,260,432
501,523 * American Airlines Group, Inc 7,111,596
19,944 ArcBest Corp 1,584,152
21,395 *,e Atlas Air Worldwide Holdings, Inc 2,163,890
23,909 * Avis Budget Group, Inc 5,653,522
57,804 * Blade Air Mobility, Inc 260,118
101,232 CH Robinson Worldwide, Inc 9,892,391
11,526 * Copa Holdings S.A. (Class A) 867,101
48,562 Costamare, Inc 458,425
15,394 Covenant Transportation Group, Inc 582,509
1,837,879 CSX Corp 53,408,764
35,358 * Daseke, Inc 210,734
548,327 * Delta Air Lines, Inc 18,604,735
6,343 Eagle Bulk Shipping, Inc 306,874
139,498 Expeditors International of Washington, Inc 13,649,879
205,391 FedEx Corp 32,920,069
24,006 Forward Air Corp 2,541,515
26,908 * Frontier Group Holdings, Inc 352,764
23,696 Genco Shipping & Trading Ltd 317,526
97,745 Golden Ocean Group Ltd 814,216
84,873 * GXO Logistics, Inc 3,101,259
45,051 * Hawaiian Holdings, Inc 650,086
38,745 Heartland Express, Inc 576,526
194,659 * Hertz Global Holdings, Inc 3,581,726
38,365 * Hub Group, Inc (Class A) 2,977,124
67,844 JB Hunt Transport Services, Inc 11,606,073
296,245 * JetBlue Airways Corp 2,381,810
200,623 *,e Joby Aviation, Inc 967,003

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
45,468 * Kirby Corp $ 3,171,393
124,863 Knight-Swift Transportation Holdings, Inc 5,997,170
30,762 Landstar System, Inc 4,805,640
241,540 * Lyft, Inc (Class A) 3,536,146
48,163 Marten Transport Ltd 904,019
33,308 Matson, Inc 2,450,803
198,483 Norfolk Southern Corp 45,268,018
86,829 Old Dominion Freight Line 23,843,243
5,260 * PAM Transportation Services, Inc 146,491
26,622 * Radiant Logistics, Inc 161,596
40,037 Ryder System, Inc 3,223,379
35,633 Safe Bulkers, Inc 90,151
23,079 * Saia, Inc 4,589,490
57,475 Schneider National, Inc 1,278,244
38,889 * Skywest, Inc 687,558
516,538 * Southwest Airlines Co 18,776,156
87,473 Spirit Airlines, Inc 1,924,406
24,319 * Sun Country Airlines Holdings, Inc 395,913
204,378 *,e TuSimple Holdings, Inc 701,017
1,601,815 * Uber Technologies, Inc 42,560,225
534,215 Union Pacific Corp 105,315,145
262,874 * United Airlines Holdings Inc 11,324,612
625,277 United Parcel Service, Inc (Class B) 104,902,722
7,345 Universal Logistics Holdings Inc 235,040
48,383 Werner Enterprises, Inc 1,896,614
129,339 *,e Wheels Up Experience, Inc 228,930
82,661 * XPO Logistics, Inc 4,276,880
TOTAL TRANSPORTATION 582,850,870
UTILITIES - 2 .8%
559,524 AES Corp 14,637,148
50,603 Allete, Inc 2,847,431
218,025 Alliant Energy Corp 11,374,364
37,175 * Altus Power, Inc 370,263
210,627 Ameren Corp 17,170,313
429,871 American Electric Power Co, Inc 37,794,258
40,319 American States Water Co 3,647,257
153,139 American Water Works Co, Inc 22,257,222
4,314 Artesian Resources Corp 225,536
121,433 Atmos Energy Corp 12,938,686
45,838 Avangrid, Inc 1,864,690
78,906 Avista Corp 3,237,513
51,514 Black Hills Corp 3,367,470
88,079 Brookfield Infrastructure Corp 3,797,967
104,865 Brookfield Renewable Corp 3,253,961
42,672 California Water Service Group 2,648,224
539,408 Centerpoint Energy, Inc 15,432,463
15,372 Chesapeake Utilities Corp 1,911,969
26,585 Clearway Energy, Inc (Class A) 859,493
88,678 Clearway Energy, Inc (Class C) 3,080,674
233,390 CMS Energy Corp 13,314,900
302,520 Consolidated Edison, Inc 26,609,659
274,299 Constellation Energy Corp 25,932,228
715,069 Dominion Energy, Inc 50,033,378
162,923 DTE Energy Co 18,265,298
654,608 Duke Energy Corp 60,996,374
318,691 Edison International 19,134,208
165,775 Entergy Corp 17,761,134
203,026 Essential Utilities Inc 8,977,810
194,163 Evergy, Inc 11,869,184
292,347 Eversource Energy 22,300,229

Portfolio of investments
Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
810,944 Exelon Corp $ 31,294,329
461,986 FirstEnergy Corp 17,421,492
6,030 Global Water Resources, Inc 76,943
100,064 Hawaiian Electric Industries, Inc 3,806,435
44,825 Idacorp, Inc 4,693,178
31,879 MGE Energy, Inc 2,170,641
13,552 Middlesex Water Co 1,212,497
51,542 *,e Montauk Renewables, Inc 771,584
78,083 National Fuel Gas Co 5,269,822
80,647 New Jersey Resources Corp 3,600,082
1,669,476 NextEra Energy, Inc 129,384,390
327,100 NiSource, Inc 8,403,199
24,580 Northwest Natural Holding Co 1,182,052
62,281 NorthWestern Corp 3,290,305
212,903 NRG Energy, Inc 9,452,893
174,454 OGE Energy Corp 6,390,250
42,824 ONE Gas, Inc 3,318,004
45,018 e Ormat Technologies, Inc 4,071,878
35,270 Otter Tail Corp 2,377,903
1,321,867 * PG&E Corp 19,735,474
102,787 Pinnacle West Capital Corp 6,908,314
56,224 PNM Resources, Inc 2,612,729
89,765 Portland General Electric Co 4,034,039
633,234 PPL Corp 16,774,369
407,775 Public Service Enterprise Group, Inc 22,863,944
16,583 * Pure Cycle Corp 143,111
268,198 Sempra Energy 40,481,806
23,659 SJW Corp 1,672,218
96,290 South Jersey Industries, Inc 3,338,374
901,271 Southern Co 59,015,225
50,760 Southwest Gas Holdings Inc 3,709,033
40,846 Spire, Inc 2,851,459
78,069 *,e Sunnova Energy International, Inc 1,447,399
173,172 UGI Corp 6,118,167
17,944 Unitil Corp 945,828
7,602 e Via Renewables, Inc 53,138
343,357 Vistra Energy Corp 7,886,910
268,984 WEC Energy Group, Inc 24,566,309
455,675 Xcel Energy, Inc 29,668,999
11,965 York Water Co 521,195
TOTAL UTILITIES 931,447,221
TOTAL COMMON STOCKS 32,664,521,310
(Cost $18,687,477,004)
EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
27,694 † Chinook Therapeutics, Inc 0
4,598 † Tobira Therapeutics, Inc 276
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 276
TOTAL RIGHTS/WARRANTS 276
(Cost $276)

Portfolio of investments
Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
SHORT-TERM INVESTMENTS - 1.5%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 70,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/22 $ 70,000,000
45,000,000 FHLB 0 .000 11/03/22 44,990,725
20,000,000 FHLB 0 .000 12/16/22 19,903,145
22,644,000 FHLB 0 .000 12/21/22 22,522,189
15,000,000 FHLB 0 .000 01/13/23 14,877,408
6,000,000 FHLB 0 .000 11/04/22 5,998,145
TOTAL GOVERNMENT AGENCY DEBT 178,291,612
REPURCHASE AGREEMENT - 0 .2%
76,615,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 76,615,000
TOTAL REPURCHASE AGREEMENT 76,615,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .7%
231,212,889 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 231,212,889
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 231,212,889
TOTAL SHORT-TERM INVESTMENTS 486,119,501
(Cost $486,136,474)
TOTAL INVESTMENTS - 101.1% 33,150,641,087
(Cost $19,173,613,754)
OTHER ASSETS & LIABILITIES, NET - (1.1)% (375,595,382)
NET ASSETS - 100.0% $ 32,775,045,705
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $266,030,201.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $76,615,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $78,147,324.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 279 12/16/22  $ 51,991,146 $ 54,167,850 $ 2,176,704

Large-Cap Growth Index Fund October 31, 2022
Portfolio of investments

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.8%
AUTOMOBILES & COMPONENTS - 3 .3%
32,641 * Aptiv plc $ 2,972,616
253,139 *,e Lucid Group, Inc 3,617,356
1,257,734 * Tesla, Inc 286,184,795
TOTAL AUTOMOBILES & COMPONENTS 292,774,767
BANKS - 0 .1%
1,447 First Citizens Bancshares, Inc (Class A) 1,189,608
31,816 e Rocket Cos, Inc 219,530
1,520 Signature Bank 240,965
18,642 * SVB Financial Group 4,305,556
60,374 e UWM Holdings Corp 198,027
31,716 Western Alliance Bancorp 2,130,364
TOTAL BANKS 8,284,050
CAPITAL GOODS - 4 .3%
14,866 A.O. Smith Corp 814,359
30,668 Advanced Drainage Systems, Inc 3,553,808
4,150 Aecom Technology Corp 312,412
4,392 AGCO Corp 545,355
34,452 Allegion plc 3,609,536
33,298 Allison Transmission Holdings, Inc 1,406,840
13,555 Armstrong World Industries, Inc 1,024,351
26,839 * Axon Enterprise, Inc 3,903,464
83,860 * Boeing Co 11,950,889
17,831 BWX Technologies, Inc 1,016,010
21,537 Carlisle Cos, Inc 5,143,036
227,415 Caterpillar, Inc 49,226,251
124,319 *,e ChargePoint Holdings, Inc 1,737,980
12,277 *,e Core & Main, Inc 289,492
138,653 Deere & Co 54,881,630
10,563 Donaldson Co, Inc 606,844
94,031 Emerson Electric Co 8,143,085
286,785 Fastenal Co 13,860,319
21,685 Fortune Brands Home & Security, Inc 1,308,039
30,346 * Generac Holdings, Inc 3,517,405
29,504 General Electric Co 2,295,706
58,348 Graco, Inc 4,059,854
20,261 HEICO Corp 3,295,249
36,784 HEICO Corp (Class A) 4,682,603
97,368 Honeywell International, Inc 19,865,019
20,644 Howmet Aerospace, Inc 733,894
4,190 Huntington Ingalls 1,077,123
6,503 IDEX Corp 1,445,682
138,401 Illinois Tool Works, Inc 29,552,766
27,893 Lincoln Electric Holdings, Inc 3,960,806
117,438 Lockheed Martin Corp 57,154,726
5,914 Masco Corp 273,641
1,807 * Middleby Corp 252,727
6,520 Nordson Corp 1,467,000
8,243 Northrop Grumman Corp 4,525,489
24,828 Otis Worldwide Corp 1,753,850
13,972 Parker-Hannifin Corp 4,060,543
128,242 *,e Plug Power, Inc 2,049,307
38,825 Quanta Services, Inc 5,514,703
38,952 Rockwell Automation, Inc 9,944,446
13,268 * SiteOne Landscape Supply, Inc 1,537,363
49,142 Spirit Aerosystems Holdings, Inc (Class A) 1,138,129
52,789 Toro Co 5,565,544
67,290 Trane Technologies plc 10,741,503

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
9,774 TransDigm Group, Inc $ 5,627,478
54,628 * Trex Co, Inc 2,627,061
15,753 * United Rentals, Inc 4,973,380
1,479 Valmont Industries, Inc 472,126
23,058 Vertiv Holdings Co 329,960
22,481 W.W. Grainger, Inc 13,136,772
8,378 Watsco, Inc 2,270,103
11,332 * WESCO International, Inc 1,561,210
55,467 * WillScot Mobile Mini Holdings Corp 2,359,011
12,072 Xylem, Inc 1,236,535
TOTAL CAPITAL GOODS 378,392,414
COMMERCIAL & PROFESSIONAL SERVICES - 1 .2%
65,121 Booz Allen Hamilton Holding Co 7,088,421
39,570 Cintas Corp 16,918,153
103,901 * Copart, Inc 11,950,693
27,036 * CoStar Group, Inc 2,236,418
30,322 Equifax, Inc 5,140,792
6,804 * FTI Consulting, Inc 1,058,907
53,288 * IAA, Inc 2,021,214
43,186 KBR, Inc 2,149,367
7,146 MSA Safety, Inc 959,279
6,494 Republic Services, Inc 861,234
48,076 Robert Half International, Inc 3,675,891
104,685 Rollins, Inc 4,405,145
10,532 Tetra Tech, Inc 1,487,961
67,836 TransUnion 4,020,640
77,410 Verisk Analytics, Inc 14,152,870
192,544 Waste Management, Inc 30,493,193
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 108,620,178
CONSUMER DURABLES & APPAREL - 1 .1%
6,261 Brunswick Corp 442,465
11,482 * Deckers Outdoor Corp 4,017,896
84,223 DR Horton, Inc 6,475,064
55,499 * Lululemon Athletica, Inc 18,261,391
79,398 * Mattel, Inc 1,505,386
605,658 Nike, Inc (Class B) 56,132,383
1,084 * NVR, Inc 4,593,721
20,940 Polaris Inc 2,127,504
45,619 Pulte Homes, Inc 1,824,304
12,185 * Skechers U.S.A., Inc (Class A) 419,530
13,513 Tapestry, Inc 428,092
22,765 Toll Brothers, Inc 980,716
13,333 * TopBuild Corp 2,268,477
42,112 * YETI Holdings, Inc 1,350,953
TOTAL CONSUMER DURABLES & APPAREL 100,827,882
CONSUMER SERVICES - 2 .3%
194,080 * Airbnb, Inc 20,749,093
19,606 * Booking Holdings, Inc 36,653,025
8,012 * Bright Horizons Family Solutions 523,344
69,867 * Caesars Entertainment, Inc 3,055,284
13,724 * Chipotle Mexican Grill, Inc (Class A) 20,563,081
16,614 Choice Hotels International, Inc 2,157,162
18,170 Churchill Downs, Inc 3,777,725
43,403 Darden Restaurants, Inc 6,212,705
12,950 Domino's Pizza, Inc 4,302,508
160,904 *,e DraftKings, Inc 2,542,283
75,399 * Expedia Group, Inc 7,047,545
60,442 H&R Block, Inc 2,487,188

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
97,021 Hilton Worldwide Holdings, Inc $ 13,123,060
59,355 * Las Vegas Sands Corp 2,256,084
136,727 Marriott International, Inc (Class A) 21,891,360
88,355 McDonald's Corp 24,090,874
28,510 *,e Mister Car Wash, Inc 251,743
15,574 * Norwegian Cruise Line Holdings Ltd 263,045
30,557 * Planet Fitness, Inc 2,000,872
18,930 * Six Flags Entertainment Corp 422,139
205,200 Starbucks Corp 17,768,268
29,971 Travel & Leisure Co 1,138,299
18,291 Vail Resorts, Inc 4,008,107
84,966 Wendy's 1,765,593
28,119 Wyndham Hotels & Resorts, Inc 2,135,076
6,451 * Wynn Resorts Ltd 412,219
17,584 Yum! Brands, Inc 2,079,308
TOTAL CONSUMER SERVICES 203,676,990
DIVERSIFIED FINANCIALS - 2 .3%
17,255 American Express Co 2,561,505
34,287 Ameriprise Financial, Inc 10,598,797
173,470 Apollo Global Management, Inc 9,603,299
75,617 Ares Management Corp 5,734,037
344,551 Blackstone, Inc 31,402,378
212,183 e Blue Owl Capital, Inc 2,126,074
416,279 Charles Schwab Corp 33,164,948
379 *,e Credit Acceptance Corp 176,470
18,926 Factset Research Systems, Inc 8,052,824
208,177 iShares Russell 1000 Growth Index Fund 46,336,037
39,630 LPL Financial Holdings, Inc 10,131,409
18,506 MarketAxess Holdings, Inc 4,516,204
75,053 Moody's Corp 19,879,288
11,241 Morningstar, Inc 2,609,935
29,502 MSCI, Inc (Class A) 13,832,308
7,515 Raymond James Financial, Inc 887,822
32,725 Tradeweb Markets, Inc 1,802,493
6,710 *,e Upstart Holdings, Inc 155,538
TOTAL DIVERSIFIED FINANCIALS 203,571,366
ENERGY - 1 .8%
91,903 * Antero Resources Corp 3,369,164
60,732 Cabot Oil & Gas Corp 1,890,587
70,038 Cheniere Energy, Inc 12,355,404
13,054 Continental Resources, Inc 965,604
159,628 Devon Energy Corp 12,347,226
48,626 Diamondback Energy, Inc 7,639,631
11,619 Enviva, Inc 695,281
212,659 EOG Resources, Inc 29,032,207
205,084 Halliburton Co 7,469,159
108,952 Hess Corp 15,370,948
22,352 New Fortress Energy, Inc 1,230,925
336,025 Occidental Petroleum Corp 24,395,415
24,158 ONEOK, Inc 1,433,052
90,408 Ovintiv, Inc 4,579,165
25,271 PDC Energy, Inc 1,823,050
65,125 Pioneer Natural Resources Co 16,698,701
84,058 Range Resources Corp 2,393,972
6,761 * Southwestern Energy Co 46,854
112,191 Targa Resources Investments, Inc 7,670,499
2,845 Texas Pacific Land Corp 6,554,510
TOTAL ENERGY 157,961,354

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD & STAPLES RETAILING - 1 .5%
40,656 * BJ's Wholesale Club Holdings, Inc $ 3,146,774
218,999 Costco Wholesale Corp 109,827,999
3,138 * Grocery Outlet Holding Corp 108,481
22,549 * Performance Food Group Co 1,173,450
249,600 SYSCO Corp 21,605,376
TOTAL FOOD & STAPLES RETAILING 135,862,080
FOOD, BEVERAGE & TOBACCO - 2 .7%
4,430 * Boston Beer Co, Inc (Class A) 1,653,675
12,870 Brown-Forman Corp (Class A) 885,070
53,720 Brown-Forman Corp (Class B) 3,652,960
1,449,099 Coca-Cola Co 86,728,575
5,514 * Darling International, Inc 432,739
12,224 * Freshpet, Inc 720,605
61,903 Hershey Co 14,780,579
68,451 Kellogg Co 5,258,406
70,158 Lamb Weston Holdings, Inc 6,049,023
169,285 * Monster Beverage Corp 15,865,390
577,985 PepsiCo, Inc 104,950,516
14,286 * Pilgrim's Pride Corp 329,292
TOTAL FOOD, BEVERAGE & TOBACCO 241,306,830
HEALTH CARE EQUIPMENT & SERVICES - 5 .8%
110,397 Abbott Laboratories 10,922,679
21,911 * Abiomed, Inc 5,523,325
86,563 * agilon health, Inc 1,718,275
29,342 * Align Technology, Inc 5,701,151
73,650 AmerisourceBergen Corp 11,579,253
37,768 Baxter International, Inc 2,052,691
26,722 * Certara, Inc 326,810
2,594 Chemed Corp 1,211,061
23,878 Cigna Corp 7,714,027
25,426 * DaVita, Inc 1,856,352
9,211 * Definitive Healthcare Corp 145,350
194,789 * Dexcom, Inc 23,526,615
20,204 *,e Doximity, Inc 534,800
306,542 * Edwards Lifesciences Corp 22,202,837
36,036 Elevance Health, Inc 19,703,404
1,873 * Globus Medical, Inc 125,491
48,422 * Guardant Health, Inc 2,396,889
6,604 HCA Healthcare, Inc 1,436,172
44,420 Humana, Inc 24,789,914
1,789 * ICU Medical, Inc 265,505
40,980 * IDEXX Laboratories, Inc 14,739,686
33,758 * Insulet Corp 8,736,908
163,430 * Intuitive Surgical, Inc 40,280,592
18,048 * Masimo Corp 2,375,117
14,139 McKesson Corp 5,505,302
21,442 * Molina Healthcare, Inc 7,694,676
51,693 * Novocure Ltd 3,652,627
17,487 * Penumbra, Inc 2,998,496
71,220 Resmed, Inc 15,931,202
93,794 Stryker Corp 21,501,336
30,518 * Tandem Diabetes Care, Inc 1,713,586
5,037 * Teladoc, Inc 149,297
420,978 UnitedHealth Group, Inc 233,705,937
68,492 * Veeva Systems, Inc 11,502,546
TOTAL HEALTH CARE EQUIPMENT & SERVICES 514,219,909
HOUSEHOLD & PERSONAL PRODUCTS - 1 .5%
55,744 Church & Dwight Co, Inc 4,132,303

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
50,427 Clorox Co $ 7,364,359
250,304 Colgate-Palmolive Co 18,482,447
112,932 Estee Lauder Cos (Class A) 22,641,737
98,004 Kimberly-Clark Corp 12,197,578
59,755 * Olaplex Holdings, Inc 262,922
503,939 Procter & Gamble Co 67,865,465
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 132,946,811
INSURANCE - 1 .3%
97,650 Aon plc 27,487,498
56,347 * Arch Capital Group Ltd 3,239,953
11,867 Arthur J. Gallagher & Co 2,220,078
1,602 Assurant, Inc 217,648
10,258 Brown & Brown, Inc 603,068
8,223 Erie Indemnity Co (Class A) 2,113,393
5,779 Everest Re Group Ltd 1,864,652
18,557 Lincoln National Corp 999,666
1,470 * Markel Corp 1,772,967
221,184 Marsh & McLennan Cos, Inc 35,719,004
252,277 Progressive Corp 32,392,367
11,190 RenaissanceRe Holdings Ltd 1,730,869
39,553 * Ryan Specialty Group Holdings, Inc 1,773,952
TOTAL INSURANCE 112,135,115
MATERIALS - 1 .4%
29,306 Albemarle Corp 8,201,870
23,453 e Ardagh Metal Packaging S.A. 104,131
25,250 Avery Dennison Corp 4,281,137
29,160 * Axalta Coating Systems Ltd 680,011
60,053 Ball Corp 2,966,018
30,295 * Berry Global Group, Inc 1,433,559
98,765 CF Industries Holdings, Inc 10,494,769
46,085 Chemours Co 1,319,414
50,835 Crown Holdings, Inc 3,486,773
17,018 Eagle Materials, Inc 2,081,472
109,387 Ecolab, Inc 17,181,416
20,717 FMC Corp 2,463,251
95,463 * Ginkgo Bioworks Holdings, Inc 260,614
113,341 Graphic Packaging Holding Co 2,602,309
51,971 Linde plc 15,453,577
3,356 Louisiana-Pacific Corp 190,117
2,639 Martin Marietta Materials, Inc 886,651
21,393 Mosaic Co 1,149,874
43,613 * MP Materials Corp 1,310,135
62,422 PPG Industries, Inc 7,127,344
2,043 Royal Gold, Inc 194,003
3,145 RPM International, Inc 297,423
4,793 e Scotts Miracle-Gro Co (Class A) 220,047
70,081 Sealed Air Corp 3,337,257
118,932 Sherwin-Williams Co 26,763,268
27,914 Southern Copper Corp 1,311,121
86,148 Valvoline, Inc 2,529,305
31,080 Vulcan Materials Co 5,087,796
TOTAL MATERIALS 123,414,662
MEDIA & ENTERTAINMENT - 6 .8%
2,587,680 * Alphabet, Inc (Class A) 244,561,637
2,323,856 * Alphabet, Inc (Class C) 219,976,209
1,757 Cable One, Inc 1,510,019
55,032 * Charter Communications, Inc 20,230,864
8,553 Electronic Arts, Inc 1,077,336

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
4,650 Liberty Broadband Corp (Class A) $ 396,738
28,835 * Liberty Broadband Corp (Class C) 2,434,539
10,821 * Liberty Media Group (Class C) 624,696
10,036 Liberty SiriusXM Group (Class A) 425,928
20,659 * Liberty SiriusXM Group (Class C) 871,603
37,047 * Live Nation, Inc 2,949,312
4,679 Madison Square Garden Co 732,778
131,862 * Match Group, Inc 5,696,438
241,544 * Meta Platforms, Inc 22,502,239
97,431 * Netflix, Inc 28,438,160
1,561 Nexstar Media Group Inc 267,399
58,273 * Pinterest, Inc 1,433,516
51,055 * Playtika Holding Corp 482,470
218,784 *,e ROBLOX Corp 9,788,396
19,074 * Roku, Inc 1,059,370
68,470 * Spotify Technology S.A. 5,517,313
67,192 * Take-Two Interactive Software, Inc 7,960,908
4,015 * TripAdvisor, Inc 94,834
61,393 * Walt Disney Co 6,540,810
851,225 * Warner Bros Discovery, Inc 11,065,925
21,422 World Wrestling Entertainment, Inc (Class A) 1,689,982
136,321 * ZoomInfo Technologies, Inc 6,070,374
TOTAL MEDIA & ENTERTAINMENT 604,399,793
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6 .8%
41,004 * 10X Genomics, Inc 1,114,489
873,960 AbbVie, Inc 127,947,744
132,316 Agilent Technologies, Inc 18,305,919
59,878 * Alnylam Pharmaceuticals, Inc 12,410,314
221,876 Amgen, Inc 59,984,177
281,940 * Avantor, Inc 5,686,730
19,420 Bio-Techne Corp 5,753,369
52,368 Bruker BioSciences Corp 3,238,437
26,184 * Catalent, Inc 1,721,074
23,514 * Charles River Laboratories International, Inc 4,990,846
21,350 Danaher Corp 5,373,155
339,157 Eli Lilly & Co 122,805,358
15,228 * Exact Sciences Corp 529,630
135,915 * Exelixis, Inc 2,253,471
103,656 * Horizon Therapeutics Plc 6,459,842
79,293 * Incyte Corp 5,894,642
64,536 * Ionis Pharmaceuticals, Inc 2,852,491
92,529 * IQVIA Holdings, Inc 19,400,555
54,664 * Maravai LifeSciences Holdings, Inc 907,422
524,367 Merck & Co, Inc 53,065,940
11,165 * Mettler-Toledo International, Inc 14,122,943
9,921 * Moderna, Inc 1,491,424
39,864 * Natera, Inc 1,872,013
46,438 * Neurocrine Biosciences, Inc 5,345,943
26,245 *,e Novavax, Inc 584,476
7,531 * Regeneron Pharmaceuticals, Inc 5,638,836
19,842 * Repligen Corp 3,620,967
40,658 * Sarepta Therapeutics, Inc 4,635,825
66,595 * Seagen, Inc 8,468,220
49,243 * Sotera Health Co 338,792
9,090 * Syneos Health, Inc 457,954
23,315 Thermo Fisher Scientific, Inc 11,983,211
27,743 * Ultragenyx Pharmaceutical, Inc 1,122,482
119,287 * Vertex Pharmaceuticals, Inc 37,217,544
29,433 * Waters Corp 8,805,471
36,533 West Pharmaceutical Services, Inc 8,406,243

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
233,013 Zoetis, Inc $ 35,133,700
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 609,941,649
REAL ESTATE - 1 .5%
176,049 American Tower Corp 36,475,592
6,216 Apartment Income REIT Corp 238,881
4,202 Camden Property Trust 485,541
77,763 * CBRE Group, Inc 5,516,507
213,920 Crown Castle International Corp 28,506,979
34,034 Equinix, Inc 19,278,219
55,263 Equity Lifestyle Properties, Inc 3,534,621
7,822 Extra Space Storage, Inc 1,387,936
104,310 Iron Mountain, Inc 5,222,802
37,794 Lamar Advertising Co 3,485,741
71,434 * Opendoor Technologies, Inc 185,014
61,702 Public Storage, Inc 19,112,195
11,693 SBA Communications Corp 3,155,941
78,832 Simon Property Group, Inc 8,591,111
1,694 * Zillow Group, Inc (Class A) 52,395
4,792 * Zillow Group, Inc (Class C) 147,881
TOTAL REAL ESTATE 135,377,356
RETAILING - 8 .9%
2,323 Advance Auto Parts, Inc 441,184
4,394,678 * Amazon.com, Inc 450,190,814
8,778 * AutoZone, Inc 22,233,621
32,080 Best Buy Co, Inc 2,194,593
31,338 * Burlington Stores, Inc 4,480,080
8,715 * CarMax, Inc 549,132
39,953 *,e Carvana Co 540,564
113,562 Dollar General Corp 28,963,988
33,265 * Dollar Tree, Inc 5,272,502
109,990 * DoorDash, Inc 4,787,865
35,039 eBay, Inc 1,395,954
63,466 * Etsy, Inc 5,960,092
26,570 * Five Below, Inc 3,888,520
51,288 * Floor & Decor Holdings, Inc 3,763,001
5,407 Genuine Parts Co 961,689
296,417 Home Depot, Inc 87,777,966
60,056 *,e Leslie's, Inc 843,186
273,000 Lowe's Companies, Inc 53,221,350
47,561 e Nordstrom, Inc 967,391
1,535 *,e Ollie's Bargain Outlet Holdings, Inc 85,960
12,732 * O'Reilly Automotive, Inc 10,658,848
19,168 Pool Corp 5,831,481
3,902 * RH 990,835
72,668 Ross Stores, Inc 6,953,601
125,423 Target Corp 20,600,728
578,413 TJX Companies, Inc 41,703,577
55,164 Tractor Supply Co 12,123,392
25,370 * Ulta Beauty, Inc 10,639,417
29,442 * Victoria's Secret & Co 1,107,019
24,793 *,e Wayfair, Inc 940,151
26,860 Williams-Sonoma, Inc 3,326,074
TOTAL RETAILING 793,394,575
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6 .4%
628,838 * Advanced Micro Devices, Inc 37,768,010
33,260 * Allegro MicroSystems, Inc 845,137
50,679 Analog Devices, Inc 7,227,839
428,957 Applied Materials, Inc 37,872,614

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
195,332 Broadcom, Inc $ 91,829,480
64,153 * Enphase Energy, Inc 19,694,971
72,930 Entegris, Inc 5,786,266
7,628 *,e GLOBALFOUNDRIES, Inc 432,508
70,521 KLA Corp 22,316,370
67,462 Lam Research Corp 27,307,268
69,219 * Lattice Semiconductor Corp 3,357,814
228,412 Microchip Technology, Inc 14,102,157
103,623 Micron Technology, Inc 5,606,004
22,445 Monolithic Power Systems, Inc 7,618,955
1,190,791 NVIDIA Corp 160,721,061
134,997 * ON Semiconductor Corp 8,292,866
554,112 QUALCOMM, Inc 65,196,818
70,666 Teradyne, Inc 5,748,679
312,435 Texas Instruments, Inc 50,186,434
21,316 Universal Display Corp 2,029,710
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 573,940,961
SOFTWARE & SERVICES - 22 .6%
313,422 Accenture plc 88,980,506
233,371 * Adobe, Inc 74,328,663
28,382 * Alteryx, Inc 1,383,055
23,110 * Ansys, Inc 5,111,008
108,696 *,e AppLovin Corp 1,843,484
13,403 * Aspen Technology, Inc 3,236,154
68,076 * Atlassian Corp 13,801,047
107,366 * Autodesk, Inc 23,008,534
189,637 Automatic Data Processing, Inc 45,835,263
81,073 Bentley Systems, Inc 2,860,255
6,914 * Black Knight, Inc 418,090
52,747 Broadridge Financial Solutions, Inc 7,915,215
134,391 * Cadence Design Systems, Inc 20,345,453
31,588 * CCC Intelligent Solutions Holdings, Inc 294,716
12,521 * Ceridian HCM Holding, Inc 828,765
139,599 * Cloudflare, Inc 7,862,216
59,703 * Confluent, Inc 1,604,817
20,088 * Coupa Software, Inc 1,069,284
103,553 * Crowdstrike Holdings, Inc 16,692,744
131,913 * Datadog, Inc 10,620,316
98,236 * DocuSign, Inc 4,744,799
22,840 * DoubleVerify Holdings, Inc 667,613
125,612 * Dropbox, Inc 2,732,061
95,555 * Dynatrace, Inc 3,367,358
39,011 * Elastic NV 2,494,753
27,212 * EPAM Systems, Inc 9,524,200
18,777 * Euronet Worldwide, Inc 1,577,456
12,200 * Fair Isaac Corp 5,841,848
26,644 * Fiserv, Inc 2,737,405
34,150 * Five9, Inc 2,057,879
36,295 * FleetCor Technologies, Inc 6,755,225
316,306 * Fortinet, Inc 18,080,051
38,143 * Gartner, Inc 11,516,135
45,740 Genpact Ltd 2,218,390
20,070 * Globant S.A. 3,786,808
10,760 * GoDaddy, Inc 865,104
22,588 * HubSpot, Inc 6,698,697
2,856 *,e Informatica, Inc 55,292
297,046 International Business Machines Corp 41,078,491
136,300 Intuit, Inc 58,268,250
36,334 Jack Henry & Associates, Inc 7,232,646
21,822 * Jamf Holding Corp 516,527

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
19,602 * Manhattan Associates, Inc $ 2,384,975
425,679 Mastercard, Inc (Class A) 139,699,334
3,699,652 Microsoft Corp 858,800,219
32,397 * MongoDB, Inc 5,929,623
5,368 * nCino OpCo, Inc 168,985
3,141 * NCR Corp 66,778
27,746 * New Relic, Inc 1,643,673
97,081 NortonLifelock, Inc 2,187,235
52,787 * Nutanix, Inc 1,446,364
8,121 * Okta, Inc 455,750
513,305 Oracle Corp 40,073,721
896,764 * Palantir Technologies, Inc 7,882,556
146,075 * Palo Alto Networks, Inc 25,065,009
158,786 Paychex, Inc 18,785,972
25,500 * Paycom Software, Inc 8,823,000
19,730 * Paylocity Holding Corp 4,573,217
177,398 * PayPal Holdings, Inc 14,826,925
19,105 Pegasystems, Inc 710,897
25,124 * Procore Technologies, Inc 1,373,278
53,008 * PTC, Inc 6,245,933
43,426 * RingCentral, Inc 1,542,492
101,417 * Salesforce, Inc 16,489,390
65,519 * SentinelOne, Inc 1,496,454
99,032 * ServiceNow, Inc 41,666,724
24,993 * Shift4 Payments, Inc 1,148,928
62,663 * Smartsheet, Inc 2,188,192
141,392 * Snowflake, Inc 22,665,138
79,868 * Splunk, Inc 6,637,829
41,148 Switch, Inc 1,401,089
75,072 * Synopsys, Inc 21,962,314
27,173 * Teradata Corp 858,395
123,197 * Toast, Inc 2,721,422
215,735 * Trade Desk, Inc 11,485,731
40,950 * Turing Holding Corp 393,529
31,179 * Twilio, Inc 2,318,782
17,465 * Tyler Technologies, Inc 5,646,958
16,508 * UiPath, Inc 208,826
67,395 *,e Unity Software, Inc 1,988,152
4,942 * VeriSign, Inc 990,673
814,105 Visa, Inc (Class A) 168,649,992
49,083 VMware, Inc (Class A) 5,523,310
69,337 Western Union Co 936,743
16,385 * WEX, Inc 2,689,434
20,087 * Wix.com Ltd 1,689,317
98,004 * Workday, Inc 15,270,983
60,362 * Zendesk, Inc 4,629,162
63,869 * Zoom Video Communications, Inc 5,329,229
41,295 * Zscaler, Inc 6,363,559
TOTAL SOFTWARE & SERVICES 2,016,892,764
TECHNOLOGY HARDWARE & EQUIPMENT - 14 .0%
217,718 Amphenol Corp (Class A) 16,509,556
7,560,423 Apple, Inc 1,159,315,263
120,326 * Arista Networks, Inc 14,542,600
1,582 * Arrow Electronics, Inc 160,193
66,612 CDW Corp 11,511,220
82,460 Cognex Corp 3,812,126
10,454 * Coherent Corp 351,359
21,417 Corning, Inc 688,985
19,679 Dell Technologies, Inc 755,674
236,156 HP, Inc 6,522,629

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
55,664 Jabil Inc $ 3,576,412
82,575 * Keysight Technologies, Inc 14,380,436
8,196 National Instruments Corp 312,923
106,981 NetApp, Inc 7,410,574
138,190 * Pure Storage, Inc 4,264,543
828 e Ubiquiti, Inc 287,109
46,199 Vontier Corp 882,401
10,318 * Zebra Technologies Corp (Class A) 2,922,264
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 1,248,206,267
TRANSPORTATION - 2 .1%
16,234 CH Robinson Worldwide, Inc 1,586,386
267,022 CSX Corp 7,759,659
316,304 * Delta Air Lines, Inc 10,732,195
25,293 Expeditors International of Washington, Inc 2,474,920
5,520 * GXO Logistics, Inc 201,701
35,860 JB Hunt Transport Services, Inc 6,134,570
16,258 Landstar System, Inc 2,539,825
123,414 * Lyft, Inc (Class A) 1,806,781
49,937 Old Dominion Freight Line 13,712,700
805,766 * Uber Technologies, Inc 21,409,203
310,577 Union Pacific Corp 61,227,150
324,416 United Parcel Service, Inc (Class B) 54,427,272
3,704 * XPO Logistics, Inc 191,645
TOTAL TRANSPORTATION 184,204,007
UTILITIES - 0 .1%
57,727 AES Corp 1,510,138
3,418 National Fuel Gas Co 230,681
117,638 Vistra Energy Corp 2,702,145
TOTAL UTILITIES 4,442,964
TOTAL COMMON STOCKS 8,884,794,744
(Cost $4,560,674,429)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.3%
REPURCHASE AGREEMENT - 0 .0%
$ 4,670,000 r Fixed Income Clearing Corp (FICC) 3 .000% 11/01/22 4,670,000
TOTAL REPURCHASE AGREEMENT 4,670,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .3%
24,413,256 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 24,413,256
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 24,413,256
TOTAL SHORT-TERM INVESTMENTS 29,083,256
(Cost $29,083,256)
TOTAL INVESTMENTS - 100.1% 8,913,878,000
(Cost $4,589,757,685)
OTHER ASSETS & LIABILITIES, NET - (0.1)% (8,029,512)
NET ASSETS - 100.0% $ 8,905,848,488
REIT Real Estate Investment Trust

Portfolio of investments
Large-Cap Growth Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
concluded
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $27,079,303.
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $4,670,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $4,763,451.

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 100.0%
AUTOMOBILES & COMPONENTS - 1 .0%
88,676 * Aptiv plc $ 8,075,723
103,000 BorgWarner, Inc 3,865,590
1,708,619 Ford Motor Co 22,844,236
637,507 General Motors Co 25,022,150
102,860 Gentex Corp 2,724,761
58,896 Harley-Davidson, Inc 2,532,528
26,258 Lear Corp 3,642,247
14,196 *,e Lucid Group, Inc 202,861
107,517 *,e QuantumScape Corp 895,617
220,617 *,e Rivian Automotive, Inc 7,714,977
23,168 Thor Industries, Inc 1,887,497
TOTAL AUTOMOBILES & COMPONENTS 79,408,187
BANKS - 7 .5%
3,064,072 Bank of America Corp 110,429,155
17,274 Bank of Hawaii Corp 1,311,960
53,507 Bank OZK 2,299,731
13,741 BOK Financial Corp 1,514,121
842,963 Citigroup, Inc 38,658,283
213,782 Citizens Financial Group, Inc 8,743,684
56,978 Comerica, Inc 4,016,949
46,174 Commerce Bancshares, Inc 3,270,966
24,533 Cullen/Frost Bankers, Inc 3,803,842
63,243 East West Bancorp, Inc 4,526,302
300,338 Fifth Third Bancorp 10,719,063
4,017 First Citizens Bancshares, Inc (Class A) 3,302,456
56,792 First Hawaiian, Inc 1,452,739
222,645 First Horizon National Corp 5,457,029
78,279 First Republic Bank 9,401,308
142,775 FNB Corp 2,063,099
628,389 Huntington Bancshares, Inc 9,538,945
1,272,406 JPMorgan Chase & Co 160,170,467
396,102 Keycorp 7,078,343
76,555 M&T Bank Corp 12,889,565
130,005 MGIC Investment Corp 1,774,568
181,760 e New York Community Bancorp, Inc 1,692,186
50,839 PacWest Bancorp 1,263,858
32,370 Pinnacle Financial Partners, Inc 2,686,386
179,893 PNC Financial Services Group, Inc 29,112,084
33,061 Popular, Inc 2,338,074
38,738 Prosperity Bancshares, Inc 2,772,479
414,112 Regions Financial Corp 9,089,758
22,805 e Rocket Cos, Inc 157,354
25,758 Signature Bank 4,083,416
9,304 * SVB Financial Group 2,148,852
58,653 Synovus Financial Corp 2,337,322
25,874 TFS Financial Corp 363,530
578,284 Truist Financial Corp 25,901,340
94,329 Umpqua Holdings Corp 1,875,261
582,720 US Bancorp 24,736,464
7,250 e UWM Holdings Corp 23,780
74,572 Webster Financial Corp 4,046,277
1,658,484 Wells Fargo & Co 76,273,679
17,948 Western Alliance Bancorp 1,205,567
25,142 Wintrust Financial Corp 2,353,794
66,030 Zions Bancorporation 3,429,598
TOTAL BANKS 600,313,634

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS - 7 .9%
246,814 3M Co $ 31,046,733
42,614 A.O. Smith Corp 2,334,395
13,541 Acuity Brands, Inc 2,485,721
54,677 Aecom Technology Corp 4,116,085
24,199 AGCO Corp 3,004,790
45,117 Air Lease Corp 1,592,179
7,281 Allegion plc 762,830
6,013 Allison Transmission Holdings, Inc 254,049
100,905 Ametek, Inc 13,083,342
6,725 Armstrong World Industries, Inc 508,208
6,683 * Axon Enterprise, Inc 971,976
49,623 * AZEK Co, Inc 868,899
165,539 * Boeing Co 23,590,963
63,823 * Builders FirstSource, Inc 3,935,326
24,382 BWX Technologies, Inc 1,389,286
2,763 Carlisle Cos, Inc 659,804
371,265 Carrier Global Corp 14,761,496
28,850 Caterpillar, Inc 6,244,871
18,437 *,e Core & Main, Inc 434,744
18,849 Crane Holdings Co 1,891,309
61,420 Cummins, Inc 15,017,804
16,325 Curtiss-Wright Corp 2,739,825
44,881 Donaldson Co, Inc 2,578,413
62,635 Dover Corp 8,185,768
173,302 Eaton Corp 26,007,431
176,219 Emerson Electric Co 15,260,565
20,072 Esab Corp 748,686
58,744 Flowserve Corp 1,684,778
157,090 Fortive Corp 10,038,051
37,451 Fortune Brands Home & Security, Inc 2,259,044
44,584 * Gates Industrial Corp plc 497,112
106,606 General Dynamics Corp 26,630,179
452,413 General Electric Co 35,202,256
20,774 Graco, Inc 1,445,455
32,802 *,e Hayward Holdings, Inc 303,419
1,245 HEICO Corp 202,487
2,183 HEICO Corp (Class A) 277,896
36,526 Hexcel Corp 2,034,498
207,854 Honeywell International, Inc 42,406,373
148,470 Howmet Aerospace, Inc 5,278,109
23,676 Hubbell, Inc 5,622,577
12,455 Huntington Ingalls 3,201,807
27,346 IDEX Corp 6,079,289
13,550 Illinois Tool Works, Inc 2,893,332
177,706 Ingersoll Rand, Inc 8,974,153
36,817 ITT, Inc 2,812,451
304,737 Johnson Controls International plc 17,625,988
84,003 L3Harris Technologies, Inc 20,704,219
14,540 Lennox International, Inc 3,396,108
97,834 Masco Corp 4,526,779
25,573 * Mastec, Inc 1,971,167
86,990 MDU Resources Group, Inc 2,477,475
23,748 * Mercury Systems, Inc 1,149,403
22,160 * Middleby Corp 3,099,298
17,301 MSC Industrial Direct Co (Class A) 1,435,637
19,451 Nordson Corp 4,376,475
56,303 Northrop Grumman Corp 30,910,910
71,958 nVent Electric plc 2,626,467
29,677 Oshkosh Corp 2,611,576
159,288 Otis Worldwide Corp 11,252,104
42,486 Owens Corning, Inc 3,637,226

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
146,685 PACCAR, Inc $ 14,203,509
43,328 Parker-Hannifin Corp 12,591,983
72,224 Pentair plc 3,102,021
114,376 *,e Plug Power, Inc 1,827,729
28,287 Quanta Services, Inc 4,017,885
650,790 Raytheon Technologies Corp 61,707,908
29,339 Regal-Beloit Corp 3,712,557
16,550 Rockwell Automation, Inc 4,225,215
67,621 Sensata Technologies Holding plc 2,719,040
7,645 * SiteOne Landscape Supply, Inc 885,826
23,143 Snap-On, Inc 5,138,903
2,336 Spirit Aerosystems Holdings, Inc (Class A) 54,102
66,032 Stanley Black & Decker, Inc 5,182,852
85,022 * Sunrun, Inc 1,913,845
91,725 Textron, Inc 6,277,659
27,223 Timken Co 1,940,728
42,816 Trane Technologies plc 6,834,718
14,099 TransDigm Group, Inc 8,117,640
16,928 * United Rentals, Inc 5,344,339
73,556 * Univar Solutions Inc 1,874,207
7,538 Valmont Industries, Inc 2,406,280
111,888 Vertiv Holdings Co 1,601,117
6,795 Watsco, Inc 1,841,173
9,185 * WESCO International, Inc 1,265,417
79,263 Westinghouse Air Brake Technologies Corp 7,393,653
44,390 * WillScot Mobile Mini Holdings Corp 1,887,907
26,698 Woodward Inc 2,448,207
67,454 Xylem, Inc 6,909,313
TOTAL CAPITAL GOODS 631,545,329
COMMERCIAL & PROFESSIONAL SERVICES - 0 .9%
9,994 * CACI International, Inc (Class A) 3,038,476
2,654 Cintas Corp 1,134,718
209,756 * Clarivate Analytics plc 2,166,779
22,551 * Clean Harbors, Inc 2,761,595
147,474 * CoStar Group, Inc 12,199,049
20,710 * Driven Brands Holdings, Inc 662,306
110,069 Dun & Bradstreet Holdings, Inc 1,414,387
26,613 Equifax, Inc 4,511,968
8,560 * FTI Consulting, Inc 1,332,193
10,020 * IAA, Inc 380,059
55,784 Jacobs Solutions, Inc 6,427,432
21,359 KBR, Inc 1,063,037
59,256 Leidos Holdings, Inc 6,019,817
23,350 Manpower, Inc 1,829,239
10,132 MSA Safety, Inc 1,360,120
84,533 Republic Services, Inc 11,210,766
5,809 Robert Half International, Inc 444,156
6,268 Rollins, Inc 263,757
24,890 Science Applications International Corp 2,696,583
40,178 * Stericycle, Inc 1,791,135
13,739 Tetra Tech, Inc 1,941,046
22,502 TransUnion 1,333,694
10,102 Waste Management, Inc 1,599,854
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 67,582,166
CONSUMER DURABLES & APPAREL - 0 .8%
25,811 Brunswick Corp 1,824,063
55,165 * Capri Holdings Ltd 2,519,937
18,771 Carter's, Inc 1,273,988
14,127 Columbia Sportswear Co 1,052,461

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
1,385 * Deckers Outdoor Corp $ 484,653
67,313 DR Horton, Inc 5,175,023
67,798 Garmin Ltd 5,968,936
152,563 Hanesbrands, Inc 1,040,480
55,707 Hasbro, Inc 3,634,882
57,852 Leggett & Platt, Inc 1,952,505
111,385 Lennar Corp (Class A) 8,988,769
5,425 Lennar Corp (Class B) 353,818
79,717 * Mattel, Inc 1,511,434
23,589 * Mohawk Industries, Inc 2,235,058
164,773 Newell Brands Inc 2,275,515
354 * NVR, Inc 1,500,164
130,391 * Peloton Interactive, Inc 1,095,284
5,453 Polaris Inc 554,025
57,343 Pulte Homes, Inc 2,293,147
27,387 PVH Corp 1,405,501
18,356 e Ralph Lauren Corp 1,701,418
50,292 * Skechers U.S.A., Inc (Class A) 1,731,554
100,558 Tapestry, Inc 3,185,677
74,996 Tempur Sealy International, Inc 2,016,642
22,254 Toll Brothers, Inc 958,702
1,970 * TopBuild Corp 335,176
82,942 * Under Armour, Inc (Class A) 617,918
83,055 * Under Armour, Inc (Class C) 544,841
153,062 VF Corp 4,324,002
24,290 Whirlpool Corp 3,357,850
TOTAL CONSUMER DURABLES & APPAREL 65,913,423
CONSUMER SERVICES - 2 .0%
81,769 e ADT, Inc 691,766
100,032 ARAMARK Holdings Corp 3,651,168
35,091 Boyd Gaming Corp 2,026,856
18,574 * Bright Horizons Family Solutions 1,213,254
27,484 * Caesars Entertainment, Inc 1,201,875
419,756 *,e Carnival Corp 3,802,989
14,727 Darden Restaurants, Inc 2,108,023
4,231 Domino's Pizza, Inc 1,405,708
13,926 * Grand Canyon Education, Inc 1,401,373
10,675 H&R Block, Inc 439,276
33,261 Hilton Worldwide Holdings, Inc 4,498,883
21,192 * Hyatt Hotels Corp 1,996,498
90,812 * Las Vegas Sands Corp 3,451,764
17,902 Marriott Vacations Worldwide Corp 2,645,200
244,658 McDonald's Corp 66,708,450
143,934 MGM Resorts International 5,119,732
6,577 *,e Mister Car Wash, Inc 58,075
164,192 * Norwegian Cruise Line Holdings Ltd 2,773,203
64,761 * Penn National Gaming, Inc 2,143,589
11,175 * Planet Fitness, Inc 731,739
94,253 * Royal Caribbean Cruises Ltd 5,031,225
68,496 Service Corp International 4,151,543
4,790 * Six Flags Entertainment Corp 106,817
321,671 Starbucks Corp 27,853,492
8,336 Travel & Leisure Co 316,601
950 Vail Resorts, Inc 208,174
14,548 Wyndham Hotels & Resorts, Inc 1,104,630
40,649 * Wynn Resorts Ltd 2,597,471
110,287 Yum! Brands, Inc 13,041,438
TOTAL CONSUMER SERVICES 162,480,812

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS - 9 .5%
15,890 Affiliated Managers Group, Inc $ 1,972,902
235,081 AGNC Investment Corp 1,932,366
134,683 Ally Financial, Inc 3,711,864
245,991 American Express Co 36,517,364
16,554 Ameriprise Financial, Inc 5,117,172
188,187 Annaly Capital Management, Inc 3,490,869
47,862 Apollo Global Management, Inc 2,649,640
321,695 Bank of New York Mellon Corp 13,546,576
787,032 * Berkshire Hathaway, Inc (Class B) 232,245,273
65,518 BlackRock, Inc 42,318,731
164,419 Capital One Financial Corp 17,431,702
90,638 Carlyle Group, Inc 2,563,243
45,196 CBOE Global Markets, Inc 5,626,902
293,386 Charles Schwab Corp 23,374,063
156,052 CME Group, Inc 27,043,812
67,863 * Coinbase Global, Inc 4,495,924
2,582 *,e Credit Acceptance Corp 1,202,231
119,518 Discover Financial Services 12,484,850
159,472 Equitable Holdings, Inc 4,883,033
15,835 Evercore Inc 1,664,259
125,518 Franklin Resources, Inc 2,943,397
145,252 Goldman Sachs Group, Inc 50,040,767
40,653 Interactive Brokers Group, Inc (Class A) 3,258,338
239,467 Intercontinental Exchange Group, Inc 22,885,861
163,456 Invesco Ltd 2,504,146
240,414 iShares Russell 1000 Value Index Fund 35,999,592
60,313 Janus Henderson Group plc 1,373,327
88,130 Jefferies Financial Group, Inc 3,032,553
250,466 KKR & Co, Inc 12,180,162
44,161 Lazard Ltd (Class A) 1,665,311
3,992 Moody's Corp 1,057,361
546,076 Morgan Stanley 44,871,065
946 Morningstar, Inc 219,642
8,528 MSCI, Inc (Class A) 3,998,438
151,515 Nasdaq Inc 9,430,294
195,914 New Residential Investment Corp 1,651,555
90,005 Northern Trust Corp 7,591,922
51,469 OneMain Holdings, Inc 1,984,645
78,410 Raymond James Financial, Inc 9,263,357
243,262 *,e Robinhood Markets, Inc 2,841,300
145,412 S&P Global, Inc 46,713,605
44,882 SEI Investments Co 2,437,093
109,378 SLM Corp 1,814,581
348,042 * SoFi Technologies, Inc 1,893,348
128,442 Starwood Property Trust, Inc 2,653,612
160,664 State Street Corp 11,889,136
43,860 Stifel Financial Corp 2,713,618
210,086 Synchrony Financial 7,470,658
98,002 T Rowe Price Group, Inc 10,403,892
17,354 Tradeweb Markets, Inc 955,858
15,103 *,e Upstart Holdings, Inc 350,088
40,474 Virtu Financial, Inc 905,808
44,462 Voya Financial, Inc 3,039,422
TOTAL DIVERSIFIED FINANCIALS 756,306,528
ENERGY - 8 .8%
132,153 Antero Midstream Corp 1,407,429
44,907 * Antero Resources Corp 1,646,291
141,570 APA Corp 6,435,772
416,547 Baker Hughes Co 11,521,690
282,633 Cabot Oil & Gas Corp 8,798,365

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
45,796 Cheniere Energy, Inc $ 8,078,872
52,965 Chesapeake Energy Corp 5,416,731
857,229 Chevron Corp 155,072,726
555,534 ConocoPhillips 70,047,282
623 Continental Resources, Inc 46,083
147,227 Devon Energy Corp 11,388,008
31,540 Diamondback Energy, Inc 4,955,249
41,411 DT Midstream, Inc 2,472,237
68,947 EOG Resources, Inc 9,412,644
161,351 EQT Corp 6,750,926
1,819,069 Exxon Mobil Corp 201,571,036
214,913 Halliburton Co 7,827,131
26,760 Hess Corp 3,775,301
61,992 HF Sinclair Corp 3,792,051
857,004 Kinder Morgan, Inc 15,528,913
295,110 Marathon Oil Corp 8,986,100
217,866 Marathon Petroleum Corp 24,753,935
171,333 NOV, Inc 3,837,859
62,380 Occidental Petroleum Corp 4,528,788
172,668 ONEOK, Inc 10,242,666
32,572 Ovintiv, Inc 1,649,772
19,217 PDC Energy, Inc 1,386,314
210,604 Phillips 66 21,963,891
46,483 Pioneer Natural Resources Co 11,918,706
39,135 Range Resources Corp 1,114,565
619,022 Schlumberger Ltd 32,207,715
452,635 * Southwestern Energy Co 3,136,761
172,160 Valero Energy Corp 21,614,688
533,115 Williams Cos, Inc 17,448,854
TOTAL ENERGY 700,735,351
FOOD & STAPLES RETAILING - 1 .6%
67,531 Albertsons Cos, Inc 1,385,061
21,645 * BJ's Wholesale Club Holdings, Inc 1,675,323
15,666 Casey's General Stores, Inc 3,645,635
37,562 * Grocery Outlet Holding Corp 1,298,518
287,168 Kroger Co 13,580,175
46,005 * Performance Food Group Co 2,394,100
88,342 * US Foods Holding Corp 2,629,058
314,207 Walgreens Boots Alliance, Inc 11,468,555
629,027 Walmart, Inc 89,529,413
TOTAL FOOD & STAPLES RETAILING 127,605,838
FOOD, BEVERAGE & TOBACCO - 4 .3%
788,483 Altria Group, Inc 36,483,108
245,363 Archer-Daniels-Midland Co 23,795,304
7,098 Brown-Forman Corp (Class A) 488,129
33,121 Brown-Forman Corp (Class B) 2,252,228
61,344 Bunge Ltd 6,054,653
83,903 Campbell Soup Co 4,439,308
424,468 Coca-Cola Co 25,404,410
207,330 ConAgra Brands, Inc 7,609,011
66,377 Constellation Brands, Inc (Class A) 16,400,429
65,794 * Darling International, Inc 5,163,513
81,385 Flowers Foods, Inc 2,336,563
8,776 * Freshpet, Inc 517,345
260,299 General Mills, Inc 21,235,192
8,549 Hershey Co 2,041,245
120,692 Hormel Foods Corp 5,606,143
26,676 Ingredion, Inc 2,377,365
44,563 J.M. Smucker Co 6,713,862

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
49,967 Kellogg Co $ 3,838,465
375,584 Keurig Dr Pepper, Inc 14,587,683
306,077 Kraft Heinz Co 11,774,782
109,771 McCormick & Co, Inc 8,632,391
76,495 Molson Coors Brewing Co (Class B) 3,857,643
602,294 Mondelez International, Inc 37,029,035
12,568 * Monster Beverage Corp 1,177,873
92,482 PepsiCo, Inc 16,792,882
677,434 Philip Morris International, Inc 62,222,313
7,625 * Pilgrim's Pride Corp 175,756
24,285 * Post Holdings, Inc 2,195,850
118 Seaboard Corp 442,073
122,251 Tyson Foods, Inc (Class A) 8,355,856
TOTAL FOOD, BEVERAGE & TOBACCO 340,000,410
HEALTH CARE EQUIPMENT & SERVICES - 6 .6%
650,962 Abbott Laboratories 64,406,180
39,690 * Acadia Healthcare Co, Inc 3,226,797
4,438 * agilon health, Inc 88,094
8,589 * Align Technology, Inc 1,668,843
13,998 * Amedisys, Inc 1,366,065
186,076 Baxter International, Inc 10,113,231
123,514 Becton Dickinson & Co 29,145,599
619,759 * Boston Scientific Corp 26,717,811
119,303 Cardinal Health, Inc 9,055,098
248,974 * Centene Corp 21,195,157
14,737 * Certara, Inc 180,234
4,121 Chemed Corp 1,923,971
109,539 Cigna Corp 35,387,669
21,233 Cooper Cos, Inc 5,804,890
572,834 CVS Health Corp 54,247,380
5,205 * Definitive Healthcare Corp 82,135
94,162 Dentsply Sirona, Inc 2,902,073
22,419 *,e Doximity, Inc 593,431
73,060 Elevance Health, Inc 39,947,016
42,873 Encompass Health Corp 2,334,006
21,436 * Enhabit, Inc 266,235
20,072 * Enovis Corp 992,560
69,923 * Envista Holdings Corp 2,308,158
32,007 * Globus Medical, Inc 2,144,469
90,175 HCA Healthcare, Inc 19,610,357
57,979 * Henry Schein, Inc 3,969,242
107,711 * Hologic, Inc 7,302,806
16,288 Humana, Inc 9,090,007
7,296 * ICU Medical, Inc 1,082,799
30,729 * Integra LifeSciences Holdings Corp 1,544,132
12,390 * Intuitive Surgical, Inc 3,053,763
39,459 Laboratory Corp of America Holdings 8,754,374
4,307 * Masimo Corp 566,801
50,470 McKesson Corp 19,651,504
583,597 Medtronic plc 50,971,362
5,017 * Molina Healthcare, Inc 1,800,401
50,996 * Oak Street Health, Inc 1,031,649
46,993 Premier, Inc 1,639,116
51,703 Quest Diagnostics, Inc 7,427,136
21,628 * QuidelOrtho Corp 1,942,627
27,366 * Signify Health, Inc 799,908
43,723 STERIS plc 7,545,715
70,547 Stryker Corp 16,172,194
1,936 * Tandem Diabetes Care, Inc 108,706
65,619 * Teladoc, Inc 1,944,947

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
20,543 Teleflex, Inc $ 4,407,706
46,535 * Tenet Healthcare Corp 2,064,293
36,535 UnitedHealth Group, Inc 20,282,405
28,629 Universal Health Services, Inc (Class B) 3,317,242
91,873 Zimmer Biomet Holdings, Inc 10,413,805
TOTAL HEALTH CARE EQUIPMENT & SERVICES 522,592,099
HOUSEHOLD & PERSONAL PRODUCTS - 1 .3%
58,171 Church & Dwight Co, Inc 4,312,216
9,366 Clorox Co 1,367,811
136,556 Colgate-Palmolive Co 10,083,295
154,111 * Coty, Inc 1,034,085
58,048 Kimberly-Clark Corp 7,224,654
598,869 Procter & Gamble Co 80,649,688
23,360 Reynolds Consumer Products, Inc 713,415
17,607 Spectrum Brands Holdings, Inc 812,387
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 106,197,551
INSURANCE - 3 .7%
271,869 Aflac, Inc 17,701,391
117,943 Allstate Corp 14,890,304
29,150 American Financial Group, Inc 4,229,956
332,852 American International Group, Inc 18,972,564
4,535 Aon plc 1,276,557
106,550 * Arch Capital Group Ltd 6,126,625
80,732 Arthur J. Gallagher & Co 15,103,343
22,234 Assurant, Inc 3,020,711
27,764 Assured Guaranty Ltd 1,643,351
31,866 Axis Capital Holdings Ltd 1,742,114
27,346 * Brighthouse Financial, Inc 1,560,636
95,729 Brown & Brown, Inc 5,627,908
180,942 Chubb Ltd 38,882,626
68,478 Cincinnati Financial Corp 7,075,147
11,247 CNA Financial Corp 469,000
2,403 Erie Indemnity Co (Class A) 617,595
11,773 Everest Re Group Ltd 3,798,676
113,754 Fidelity National Financial Inc 4,479,633
46,672 First American Financial Corp 2,352,269
39,743 Globe Life, Inc 4,591,111
15,500 Hanover Insurance Group, Inc 2,270,595
140,432 Hartford Financial Services Group, Inc 10,168,681
27,102 Kemper Corp 1,291,952
59,501 Lincoln National Corp 3,205,319
89,647 Loews Corp 5,111,672
4,510 * Markel Corp 5,439,511
22,087 Marsh & McLennan Cos, Inc 3,566,830
290,416 Metlife, Inc 21,261,355
124,026 Old Republic International Corp 2,878,643
16,845 Primerica, Inc 2,437,471
109,763 Principal Financial Group 9,673,413
33,264 Progressive Corp 4,271,098
164,607 Prudential Financial, Inc 17,315,010
29,686 Reinsurance Group of America, Inc (Class A) 4,368,889
8,478 RenaissanceRe Holdings Ltd 1,311,377
103,515 Travelers Cos, Inc 19,094,377
83,432 Unum Group 3,803,665
90,139 W.R. Berkley Corp 6,704,539
1,151 White Mountains Insurance Group Ltd 1,629,989
47,474 Willis Towers Watson plc 10,359,302
TOTAL INSURANCE 290,325,205

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS - 4 .1%
96,254 Air Products & Chemicals, Inc $ 24,102,002
24,857 Albemarle Corp 6,956,729
75,019 Alcoa Corp 2,927,992
651,855 Amcor plc 7,548,481
26,945 Aptargroup, Inc 2,671,597
10,402 *,† Ardagh Group S.A. 115,462
20,854 e Ardagh Metal Packaging S.A. 92,592
21,717 Ashland Global Holdings, Inc 2,278,548
13,726 Avery Dennison Corp 2,327,243
73,888 * Axalta Coating Systems Ltd 1,723,068
82,709 Ball Corp 4,084,997
29,522 * Berry Global Group, Inc 1,396,981
47,417 Celanese Corp (Series A) 4,557,722
26,826 Chemours Co 768,028
211,640 * Cleveland-Cliffs, Inc 2,749,204
313,568 Corteva, Inc 20,488,533
6,146 Crown Holdings, Inc 421,554
313,305 Dow, Inc 14,643,876
218,699 DuPont de Nemours, Inc 12,509,583
2,919 Eagle Materials, Inc 357,023
53,546 Eastman Chemical Co 4,112,868
13,258 Ecolab, Inc 2,082,434
95,900 Element Solutions, Inc 1,649,480
36,290 FMC Corp 4,314,881
624,761 Freeport-McMoRan, Inc (Class B) 19,798,676
286,708 * Ginkgo Bioworks Holdings, Inc 782,713
30,661 Graphic Packaging Holding Co 703,977
87,760 Huntsman Corp 2,348,458
111,652 International Flavors & Fragrances, Inc 10,898,352
158,299 International Paper Co 5,320,429
173,282 Linde plc 51,525,403
28,942 Louisiana-Pacific Corp 1,639,564
112,530 LyondellBasell Industries NV 8,602,918
24,838 Martin Marietta Materials, Inc 8,345,071
132,338 Mosaic Co 7,113,167
2,213 NewMarket Corp 673,504
342,963 Newmont Goldcorp Corp 14,514,194
115,582 Nucor Corp 15,185,163
56,294 Olin Corp 2,980,767
40,388 Packaging Corp of America 4,855,041
48,399 PPG Industries, Inc 5,526,198
25,416 Reliance Steel & Aluminum Co 5,120,816
26,261 Royal Gold, Inc 2,493,745
53,026 RPM International, Inc 5,014,669
11,626 Scotts Miracle-Gro Co (Class A) 533,750
37,238 Silgan Holdings, Inc 1,763,592
40,037 Sonoco Products Co 2,485,497
12,789 Southern Copper Corp 600,699
92,799 SSR Mining, Inc 1,280,626
78,329 Steel Dynamics, Inc 7,366,842
98,297 United States Steel Corp 2,001,327
29,686 Vulcan Materials Co 4,859,598
14,444 Westlake Chemical Corp 1,396,013
112,441 WestRock Co 3,829,740
TOTAL MATERIALS 324,441,387
MEDIA & ENTERTAINMENT - 5 .1%
337,737 Activision Blizzard, Inc 24,587,254
341,048 * Alphabet, Inc (Class A) 32,232,447
305,737 * Alphabet, Inc (Class C) 28,941,064
91,590 * Altice USA, Inc 605,410

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
226,261 *,e AMC Entertainment Holdings, Inc $ 1,506,898
1,093 Cable One, Inc 939,357
1,910,526 Comcast Corp (Class A) 60,640,095
107,769 * DISH Network Corp (Class A) 1,606,836
113,274 Electronic Arts, Inc 14,267,993
130,327 Fox Corp (Class A) 3,762,541
63,346 Fox Corp (Class B) 1,723,011
32,870 * IAC 1,600,112
170,286 Interpublic Group of Cos, Inc 5,072,820
4,879 Liberty Broadband Corp (Class A) 416,276
30,208 * Liberty Broadband Corp (Class C) 2,550,461
8,554 * Liberty Media Group (Class A) 444,979
78,028 * Liberty Media Group (Class C) 4,504,556
23,729 Liberty SiriusXM Group (Class A) 1,007,059
48,921 * Liberty SiriusXM Group (Class C) 2,063,977
33,559 * Live Nation, Inc 2,671,632
4,999 Madison Square Garden Co 782,893
7,859 * Match Group, Inc 339,509
787,132 * Meta Platforms, Inc 73,329,217
104,405 * Netflix, Inc 30,473,731
69,681 New York Times Co (Class A) 2,017,962
166,229 News Corp (Class A) 2,804,283
53,175 News Corp (Class B) 910,888
13,903 Nexstar Media Group Inc 2,381,584
88,237 Omnicom Group, Inc 6,419,242
901 Paramount Global (Class A) 18,993
249,477 Paramount Global (Class B) 4,570,419
198,361 * Pinterest, Inc 4,879,681
37,595 * Roku, Inc 2,088,026
275,504 e Sirius XM Holdings, Inc 1,664,044
11,929 * Take-Two Interactive Software, Inc 1,413,348
41,086 * TripAdvisor, Inc 970,451
743,676 * Walt Disney Co 79,231,241
274,803 * Warner Bros Discovery, Inc 3,572,439
TOTAL MEDIA & ENTERTAINMENT 409,012,729
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10 .4%
4,141 * 10X Genomics, Inc 112,552
13,459 Agilent Technologies, Inc 1,862,053
36,498 Amgen, Inc 9,867,234
18,957 * Avantor, Inc 382,363
62,999 * Biogen, Inc 17,856,437
81,252 * BioMarin Pharmaceutical, Inc 7,038,861
9,224 * Bio-Rad Laboratories, Inc (Class A) 3,244,173
931,285 Bristol-Myers Squibb Co 72,146,649
32,422 Brooks Automation, Inc 1,439,537
50,896 * Catalent, Inc 3,345,394
1,350 * Charles River Laboratories International, Inc 286,537
263,958 Danaher Corp 66,430,310
196,078 * Elanco Animal Health, Inc 2,586,269
68,063 Eli Lilly & Co 24,644,932
62,683 * Exact Sciences Corp 2,180,115
19,168 * Exelixis, Inc 317,805
547,127 Gilead Sciences, Inc 42,927,584
6,883 * Horizon Therapeutics Plc 428,949
68,843 * Illumina, Inc 15,752,655
8,979 * Incyte Corp 667,499
4,767 * Ionis Pharmaceuticals, Inc 210,701
26,811 * Jazz Pharmaceuticals plc 3,855,154
1,148,146 Johnson & Johnson 199,742,960
641,301 Merck & Co, Inc 64,899,661

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
18,838 * Mirati Therapeutics, Inc $ 1,268,174
138,352 * Moderna, Inc 20,798,456
2,288 * Natera, Inc 107,444
109,070 Organon & Co 2,855,453
55,694 PerkinElmer, Inc 7,439,604
58,349 Perrigo Co plc 2,350,298
2,465,456 Pfizer, Inc 114,766,977
99,857 * QIAGEN NV 4,349,771
38,457 * Regeneron Pharmaceuticals, Inc 28,794,679
6,973 * Repligen Corp 1,272,503
160,714 Royalty Pharma plc 6,801,416
38,100 * Syneos Health, Inc 1,919,478
149,880 Thermo Fisher Scientific, Inc 77,033,824
7,093 * Ultragenyx Pharmaceutical, Inc 286,983
19,240 * United Therapeutics Corp 4,435,397
6,276 * Vertex Pharmaceuticals, Inc 1,958,112
509,358 Viatris, Inc 5,159,796
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 823,824,749
REAL ESTATE - 4 .5%
70,548 Alexandria Real Estate Equities, Inc 10,250,624
127,451 American Homes 4 Rent 4,070,785
46,360 American Tower Corp 9,605,328
114,295 Americold Realty Trust 2,771,654
61,975 Apartment Income REIT Corp 2,381,699
61,165 AvalonBay Communities, Inc 10,711,215
69,232 Boston Properties, Inc 5,033,166
132,834 Brixmor Property Group, Inc 2,830,693
42,875 Camden Property Trust 4,954,206
70,791 * CBRE Group, Inc 5,021,914
67,690 Cousins Properties, Inc 1,608,314
97,860 CubeSmart 4,097,398
124,391 Digital Realty Trust, Inc 12,470,198
72,900 Douglas Emmett, Inc 1,282,311
18,008 EastGroup Properties, Inc 2,821,673
33,388 EPR Properties 1,288,777
9,793 Equinix, Inc 5,547,147
30,108 Equity Lifestyle Properties, Inc 1,925,708
162,167 Equity Residential 10,219,764
28,664 Essex Property Trust, Inc 6,370,287
50,635 Extra Space Storage, Inc 8,984,674
34,870 Federal Realty Investment Trust 3,451,433
54,217 First Industrial Realty Trust, Inc 2,582,356
103,578 Gaming and Leisure Properties, Inc 5,191,329
166,541 Healthcare Realty Trust, Inc 3,385,779
232,617 Healthpeak Properties Inc 5,520,001
47,360 Highwoods Properties, Inc 1,336,973
306,396 Host Hotels and Resorts, Inc 5,784,756
17,193 * Howard Hughes Corp 1,054,791
65,811 Hudson Pacific Properties 726,553
267,221 Invitation Homes, Inc 8,468,233
31,994 Iron Mountain, Inc 1,601,940
53,371 JBG SMITH Properties 1,050,341
20,972 * Jones Lang LaSalle, Inc 3,336,435
50,345 Kilroy Realty Corp 2,151,745
266,912 Kimco Realty Corp 5,706,579
4,668 Lamar Advertising Co 430,530
36,995 Life Storage, Inc 4,092,017
256,612 Medical Properties Trust, Inc 2,938,207
49,545 Mid-America Apartment Communities, Inc 7,800,860
74,763 National Retail Properties, Inc 3,142,289

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
37,157 National Storage Affiliates Trust $ 1,585,118
101,834 Omega Healthcare Investors, Inc 3,236,285
146,806 * Opendoor Technologies, Inc 380,228
96,510 Park Hotels & Resorts, Inc 1,262,351
401,683 Prologis, Inc 44,486,392
14,107 Public Storage, Inc 4,369,643
63,958 Rayonier, Inc 2,155,385
270,715 Realty Income Corp 16,857,423
73,842 Regency Centers Corp 4,468,179
75,186 Rexford Industrial Realty, Inc 4,156,282
36,054 SBA Communications Corp 9,730,975
73,571 Simon Property Group, Inc 8,017,768
27,352 SL Green Realty Corp 1,085,327
58,580 Spirit Realty Capital, Inc 2,274,661
112,826 STORE Capital Corp 3,587,867
52,530 Sun Communities, Inc 7,083,670
138,914 UDR, Inc 5,523,221
175,305 Ventas, Inc 6,859,685
413,981 VICI Properties, Inc 13,255,672
76,892 Vornado Realty Trust 1,813,882
203,192 Welltower, Inc 12,402,840
56,894 *,e WeWork, Inc 146,218
320,185 Weyerhaeuser Co 9,903,322
82,769 WP Carey, Inc 6,315,275
23,928 * Zillow Group, Inc (Class A) 740,093
67,384 * Zillow Group, Inc (Class C) 2,079,470
TOTAL REAL ESTATE 357,777,914
RETAILING - 2 .2%
24,624 Advance Auto Parts, Inc 4,676,590
14,799 * Autonation, Inc 1,573,282
799 * AutoZone, Inc 2,023,771
97,745 Bath & Body Works, Inc 3,262,728
60,466 Best Buy Co, Inc 4,136,479
1,655 * Burlington Stores, Inc 236,599
62,084 * CarMax, Inc 3,911,913
24,430 e Dick's Sporting Goods, Inc 2,779,157
64,205 * Dollar Tree, Inc 10,176,493
12,582 * DoorDash, Inc 547,694
207,410 eBay, Inc 8,263,214
117,528 * GameStop Corp (Class A) 3,327,218
81,332 e Gap, Inc 916,612
55,871 Genuine Parts Co 9,937,216
189,685 Home Depot, Inc 56,171,419
52,019 Kohl's Corp 1,557,969
5,340 * Leslie's, Inc 74,974
12,476 Lithia Motors, Inc (Class A) 2,472,119
110,059 LKQ Corp 6,123,683
38,429 Lowe's Companies, Inc 7,491,734
110,693 Macy's, Inc 2,307,949
4,841 e Nordstrom, Inc 98,466
24,912 *,e Ollie's Bargain Outlet Holdings, Inc 1,395,072
16,279 * O'Reilly Automotive, Inc 13,628,290
11,762 Penske Auto Group, Inc 1,312,874
35,226 *,e Petco Health & Wellness Co, Inc 370,930
4,767 * RH 1,210,484
87,076 Ross Stores, Inc 8,332,302
91,139 Target Corp 14,969,581
10,532 * Victoria's Secret & Co 396,003
11,635 *,e Wayfair, Inc 441,199

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
6,383 Williams-Sonoma, Inc $ 790,407
TOTAL RETAILING 174,914,421
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .2%
150,200 * Advanced Micro Devices, Inc 9,021,012
181,756 Analog Devices, Inc 25,922,041
22,109 * Cirrus Logic, Inc 1,483,956
46,589 * First Solar, Inc 6,781,961
20,733 * GLOBALFOUNDRIES, Inc 1,175,561
1,790,076 Intel Corp 50,891,861
371,679 Marvell Technology, Inc 14,748,223
34,117 Microchip Technology, Inc 2,106,383
387,421 Micron Technology, Inc 20,959,476
24,297 MKS Instruments, Inc 1,995,998
71,439 * ON Semiconductor Corp 4,388,498
44,097 * Qorvo, Inc 3,795,870
70,416 Skyworks Solutions, Inc 6,056,480
6,516 Teradyne, Inc 530,076
126,209 Texas Instruments, Inc 20,272,952
49,588 * Wolfspeed, Inc 3,905,055
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 174,035,403
SOFTWARE & SERVICES - 4 .1%
76,993 *,e Affirm Holdings, Inc 1,545,250
70,282 * Akamai Technologies, Inc 6,208,009
52,502 Amdocs Ltd 4,531,448
18,021 * Ansys, Inc 3,985,524
14,184 Automatic Data Processing, Inc 3,428,273
42,720 * Bill.Com Holdings, Inc 5,697,139
61,373 * Black Knight, Inc 3,711,225
231,345 * Block, Inc 13,896,894
4,575 Broadridge Financial Solutions, Inc 686,525
45,306 * CCC Intelligent Solutions Holdings, Inc 422,705
48,539 * Ceridian HCM Holding, Inc 3,212,796
228,409 Cognizant Technology Solutions Corp (Class A) 14,218,460
18,462 Concentrix Corp 2,256,610
14,623 * Coupa Software, Inc 778,382
27,604 Dolby Laboratories, Inc (Class A) 1,845,051
3,604 * DoubleVerify Holdings, Inc 105,345
8,345 * Dropbox, Inc 181,504
100,797 * DXC Technology Co 2,897,914
3,838 * Euronet Worldwide, Inc 322,430
267,249 Fidelity National Information Services, Inc 22,178,995
233,616 * Fiserv, Inc 24,001,708
37,324 Genpact Ltd 1,810,214
120,477 Global Payments, Inc 13,765,702
58,005 * GoDaddy, Inc 4,663,602
36,069 * Guidewire Software, Inc 2,142,859
15,363 *,e Informatica, Inc 297,428
129,074 International Business Machines Corp 17,849,643
4,374 * Jamf Holding Corp 103,533
74,501 * Kyndryl Holdings, Inc 720,425
10,532 * Manhattan Associates, Inc 1,281,428
19,775 *,e nCino OpCo, Inc 622,517
52,755 * NCR Corp 1,121,571
159,254 NortonLifelock, Inc 3,587,993
44,154 * Nutanix, Inc 1,209,820
56,416 * Okta, Inc 3,166,066
203,940 Oracle Corp 15,921,596
20,671 * Paycor HCM, Inc 629,845
348,819 * PayPal Holdings, Inc 29,154,292

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
7,111 * Procore Technologies, Inc $ 388,687
46,250 Roper Technologies, Inc 19,172,475
330,535 * Salesforce, Inc 53,741,686
22,292 * SentinelOne, Inc 509,149
8,591 * Snowflake, Inc 1,377,137
95,147 SS&C Technologies Holdings, Inc 4,892,459
25,824 Switch, Inc 879,307
20,897 * Teradata Corp 660,136
46,716 * Twilio, Inc 3,474,269
2,320 * Tyler Technologies, Inc 750,126
148,329 * UiPath, Inc 1,876,362
29,818 *,e Unity Software, Inc 879,631
36,248 * VeriSign, Inc 7,266,274
46,936 VMware, Inc (Class A) 5,281,708
111,859 Western Union Co 1,511,215
5,122 * WEX, Inc 840,725
5,218 * Wix.com Ltd 438,834
54,850 * Zoom Video Communications, Inc 4,576,684
TOTAL SOFTWARE & SERVICES 322,677,585
TECHNOLOGY HARDWARE & EQUIPMENT - 2 .4%
63,115 Amphenol Corp (Class A) 4,786,010
27,357 * Arrow Electronics, Inc 2,770,170
41,127 Avnet, Inc 1,652,894
66,983 * Ciena Corp 3,208,486
1,819,286 Cisco Systems, Inc 82,650,163
5,248 Cognex Corp 242,615
47,183 * Coherent Corp 1,585,821
311,141 Corning, Inc 10,009,406
92,954 Dell Technologies, Inc 3,569,434
25,923 * F5 Networks, Inc 3,704,656
563,018 Hewlett Packard Enterprise Co 8,034,267
241,058 HP, Inc 6,658,022
14,531 * IPG Photonics Corp 1,244,725
9,163 Jabil Inc 588,723
143,582 Juniper Networks, Inc 4,393,609
5,883 * Keysight Technologies, Inc 1,024,524
10,318 Littelfuse, Inc 2,272,539
29,651 * Lumentum Holdings, Inc 2,207,517
71,192 Motorola Solutions, Inc 17,777,354
49,827 National Instruments Corp 1,902,395
18,503 SYNNEX Corp 1,693,209
20,277 * Teledyne Technologies, Inc 8,069,840
109,768 * Trimble Inc 6,603,643
1,860 e Ubiquiti, Inc 644,955
30,185 * Viasat, Inc 1,236,378
25,216 Vontier Corp 481,626
138,932 * Western Digital Corp 4,775,093
13,517 * Zebra Technologies Corp (Class A) 3,828,285
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 187,616,359
TELECOMMUNICATION SERVICES - 2 .1%
3,132,179 AT&T, Inc 57,099,623
107,225 * Frontier Communications Parent, Inc 2,511,210
439,592 e Lumen Technologies, Inc 3,235,397
259,511 * T-Mobile US, Inc 39,331,487
1,838,859 Verizon Communications, Inc 68,718,161
TOTAL TELECOMMUNICATION SERVICES 170,895,878
TRANSPORTATION - 1 .5%
52,562 * Alaska Air Group, Inc 2,336,907

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TRANSPORTATION—continued
3,903 Amerco, Inc $ 2,244,967
282,775 * American Airlines Group, Inc 4,009,750
13,018 * Avis Budget Group, Inc 3,078,236
37,895 CH Robinson Worldwide, Inc 3,703,099
12,432 * Copa Holdings S.A. (Class A) 935,259
701,295 CSX Corp 20,379,633
50,513 Expeditors International of Washington, Inc 4,942,697
105,187 FedEx Corp 16,859,372
41,203 * GXO Logistics, Inc 1,505,558
89,174 * Hertz Global Holdings, Inc 1,640,802
4,049 JB Hunt Transport Services, Inc 692,662
134,269 * JetBlue Airways Corp 1,079,523
26,200 * Kirby Corp 1,827,450
69,127 Knight-Swift Transportation Holdings, Inc 3,320,170
1,857 Landstar System, Inc 290,101
26,841 * Lyft, Inc (Class A) 392,952
102,716 Norfolk Southern Corp 23,426,438
20,032 Ryder System, Inc 1,612,776
26,410 Schneider National, Inc 587,358
257,312 * Southwest Airlines Co 9,353,291
105,351 * Uber Technologies, Inc 2,799,176
136,002 * United Airlines Holdings Inc 5,858,966
33,432 United Parcel Service, Inc (Class B) 5,608,887
41,407 * XPO Logistics, Inc 2,142,398
TOTAL TRANSPORTATION 120,628,428
UTILITIES - 5 .5%
239,546 AES Corp 6,266,523
111,615 Alliant Energy Corp 5,822,955
112,701 Ameren Corp 9,187,386
225,315 American Electric Power Co, Inc 19,809,695
79,676 American Water Works Co, Inc 11,580,110
58,499 Atmos Energy Corp 6,233,068
25,785 Avangrid, Inc 1,048,934
55,901 Brookfield Renewable Corp 1,734,608
275,922 Centerpoint Energy, Inc 7,894,128
126,782 CMS Energy Corp 7,232,913
155,417 Consolidated Edison, Inc 13,670,479
140,634 Constellation Energy Corp 13,295,538
361,698 Dominion Energy, Inc 25,308,009
84,468 DTE Energy Co 9,469,708
335,518 Duke Energy Corp 31,263,567
164,643 Edison International 9,885,166
88,893 Entergy Corp 9,523,996
102,737 Essential Utilities Inc 4,543,030
97,010 Evergy, Inc 5,930,221
150,921 Eversource Energy 11,512,254
429,192 Exelon Corp 16,562,519
237,799 FirstEnergy Corp 8,967,400
49,154 Hawaiian Electric Industries, Inc 1,869,818
20,761 Idacorp, Inc 2,173,677
35,212 National Fuel Gas Co 2,376,458
856,666 NextEra Energy, Inc 66,391,615
177,763 NiSource, Inc 4,566,732
103,301 NRG Energy, Inc 4,586,564
83,737 OGE Energy Corp 3,067,286
679,278 * PG&E Corp 10,141,621
48,823 Pinnacle West Capital Corp 3,281,394
319,524 PPL Corp 8,464,191
216,563 Public Service Enterprise Group, Inc 12,142,687
136,359 Sempra Energy 20,582,028

Portfolio of investments
Large-Cap Value Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
concluded
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
462,452 Southern Co $ 30,281,357
91,146 UGI Corp 3,220,188
78,952 Vistra Energy Corp 1,813,527
135,902 WEC Energy Group, Inc 12,411,930
238,847 Xcel Energy, Inc 15,551,328
TOTAL UTILITIES 439,664,608
TOTAL COMMON STOCKS 7,956,495,994
(Cost $6,047,397,077)
SHORT-TERM INVESTMENTS - 0.3%
RATE
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .3%
22,144,655 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120% 22,144,655
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 22,144,655
TOTAL SHORT-TERM INVESTMENTS 22,144,655
(Cost $22,144,655)
TOTAL INVESTMENTS - 100.3% 7,978,640,649
(Cost $6,069,541,732)
OTHER ASSETS & LIABILITIES, NET - (0.3)% (21,936,550)
NET ASSETS - 100.0% $ 7,956,704,099
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,982,453.

Portfolio of investments
S&P 500 Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.0%
AUTOMOBILES & COMPONENTS - 2 .3%
55,245 * Aptiv plc $ 5,031,162
52,740 BorgWarner, Inc 1,979,332
828,979 Ford Motor Co 11,083,449
299,863 General Motors Co 11,769,623
555,523 * Tesla, Inc 126,403,704
TOTAL AUTOMOBILES & COMPONENTS 156,267,270
BANKS - 3 .8%
1,454,013 Bank of America Corp 52,402,629
402,741 Citigroup, Inc 18,469,702
100,283 Citizens Financial Group, Inc 4,101,575
27,942 Comerica, Inc 1,969,911
137,727 Fifth Third Bancorp 4,915,477
37,791 First Republic Bank 4,538,699
297,008 Huntington Bancshares, Inc 4,508,581
611,804 JPMorgan Chase & Co 77,013,888
193,826 Keycorp 3,463,671
36,834 M&T Bank Corp 6,201,741
84,804 PNC Financial Services Group, Inc 13,723,831
200,614 Regions Financial Corp 4,403,477
13,458 Signature Bank 2,133,497
12,526 * SVB Financial Group 2,893,005
275,685 Truist Financial Corp 12,347,931
279,809 US Bancorp 11,877,892
790,951 Wells Fargo & Co 36,375,836
32,129 Zions Bancorporation 1,668,780
TOTAL BANKS 263,010,123
CAPITAL GOODS - 5 .7%
115,215 3M Co 14,492,895
29,169 A.O. Smith Corp 1,597,878
18,121 Allegion plc 1,898,537
48,066 Ametek, Inc 6,232,238
116,860 * Boeing Co 16,653,719
176,030 Carrier Global Corp 6,998,953
109,466 Caterpillar, Inc 23,695,010
28,774 Cummins, Inc 7,035,531
57,979 Deere & Co 22,949,248
28,458 Dover Corp 3,719,176
83,048 Eaton Corp 12,463,013
122,305 Emerson Electric Co 10,591,613
121,051 Fastenal Co 5,850,395
72,756 Fortive Corp 4,649,108
27,977 Fortune Brands Home & Security, Inc 1,687,573
13,740 * Generac Holdings, Inc 1,592,603
47,260 General Dynamics Corp 11,805,548
228,273 General Electric Co 17,761,922
140,861 Honeywell International, Inc 28,738,461
80,676 Howmet Aerospace, Inc 2,868,032
8,257 Huntington Ingalls 2,122,627
16,103 IDEX Corp 3,579,858
58,509 Illinois Tool Works, Inc 12,493,427
82,315 Ingersoll Rand, Inc 4,156,908
144,178 Johnson Controls International plc 8,339,256
39,593 L3Harris Technologies, Inc 9,758,487
49,158 Lockheed Martin Corp 23,924,215
50,263 Masco Corp 2,325,669
10,954 Nordson Corp 2,464,650
30,221 Northrop Grumman Corp 16,591,631

Portfolio of investments
S&P 500 Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
89,100 Otis Worldwide Corp $ 6,294,024
73,252 PACCAR, Inc 7,092,991
26,085 Parker-Hannifin Corp 7,580,823
38,310 Pentair plc 1,645,414
29,722 Quanta Services, Inc 4,221,713
308,501 Raytheon Technologies Corp 29,252,065
24,021 Rockwell Automation, Inc 6,132,561
10,967 Snap-On, Inc 2,435,222
33,061 Stanley Black & Decker, Inc 2,594,958
43,484 Textron, Inc 2,976,045
47,503 Trane Technologies plc 7,582,904
10,595 TransDigm Group, Inc 6,100,177
14,561 * United Rentals, Inc 4,597,053
9,351 W.W. Grainger, Inc 5,464,257
39,041 Westinghouse Air Brake Technologies Corp 3,641,744
37,093 Xylem, Inc 3,799,436
TOTAL CAPITAL GOODS 390,449,568
COMMERCIAL & PROFESSIONAL SERVICES - 0 .8%
18,161 Cintas Corp 7,764,735
44,042 * Copart, Inc 5,065,711
81,965 * CoStar Group, Inc 6,780,145
25,753 Equifax, Inc 4,366,164
26,819 Jacobs Solutions, Inc 3,090,085
28,147 Leidos Holdings, Inc 2,859,454
43,581 Republic Services, Inc 5,779,712
22,494 Robert Half International, Inc 1,719,891
49,762 Rollins, Inc 2,093,985
32,188 Verisk Analytics, Inc 5,884,932
78,622 Waste Management, Inc 12,451,366
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 57,856,180
CONSUMER DURABLES & APPAREL - 0 .7%
62,412 DR Horton, Inc 4,798,235
30,654 Garmin Ltd 2,698,778
26,164 Hasbro, Inc 1,707,201
54,517 Lennar Corp (Class A) 4,399,522
11,347 * Mohawk Industries, Inc 1,075,128
81,626 Newell Brands Inc 1,127,255
264,451 Nike, Inc (Class B) 24,509,319
642 * NVR, Inc 2,720,635
50,763 Pulte Homes, Inc 2,030,012
8,840 e Ralph Lauren Corp 819,380
51,575 Tapestry, Inc 1,633,896
72,161 VF Corp 2,038,548
11,311 Whirlpool Corp 1,563,633
TOTAL CONSUMER DURABLES & APPAREL 51,121,542
CONSUMER SERVICES - 2 .0%
8,327 * Booking Holdings, Inc 15,567,160
42,580 * Caesars Entertainment, Inc 1,862,023
221,469 *,e Carnival Corp 2,006,509
5,737 * Chipotle Mexican Grill, Inc (Class A) 8,595,919
26,503 Darden Restaurants, Inc 3,793,639
7,397 Domino's Pizza, Inc 2,457,579
31,628 * Expedia Group, Inc 2,956,269
56,135 Hilton Worldwide Holdings, Inc 7,592,820
71,901 * Las Vegas Sands Corp 2,732,957
57,081 Marriott International, Inc (Class A) 9,139,239
153,491 McDonald's Corp 41,850,856
67,636 MGM Resorts International 2,405,813

Portfolio of investments
S&P 500 Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
82,996 * Norwegian Cruise Line Holdings Ltd $ 1,401,803
44,840 * Royal Caribbean Cruises Ltd 2,393,559
238,671 Starbucks Corp 20,666,522
23,703 * Wynn Resorts Ltd 1,514,622
60,004 Yum! Brands, Inc 7,095,473
TOTAL CONSUMER SERVICES 134,032,762
DIVERSIFIED FINANCIALS - 5 .1%
125,061 American Express Co 18,565,306
22,642 Ameriprise Financial, Inc 6,999,095
148,501 Bank of New York Mellon Corp 6,253,377
376,893 * Berkshire Hathaway, Inc (Class B) 111,217,355
31,544 BlackRock, Inc 20,374,585
79,127 Capital One Financial Corp 8,389,045
22,920 CBOE Global Markets, Inc 2,853,540
318,849 Charles Schwab Corp 25,402,700
74,538 CME Group, Inc 12,917,435
58,000 Discover Financial Services 6,058,680
8,106 Factset Research Systems, Inc 3,449,022
55,201 Franklin Resources, Inc 1,294,463
71,184 Goldman Sachs Group, Inc 24,523,600
116,520 Intercontinental Exchange Group, Inc 11,135,816
107,223 Invesco Ltd 1,642,656
8,408 MarketAxess Holdings, Inc 2,051,888
33,334 Moody's Corp 8,829,177
277,148 Morgan Stanley 22,773,251
16,731 MSCI, Inc (Class A) 7,844,497
71,448 Nasdaq Inc 4,446,924
43,909 Northern Trust Corp 3,703,724
39,357 Raymond James Financial, Inc 4,649,636
71,230 S&P Global, Inc 22,882,638
76,962 State Street Corp 5,695,188
105,136 Synchrony Financial 3,738,636
46,051 T Rowe Price Group, Inc 4,888,774
TOTAL DIVERSIFIED FINANCIALS 352,581,008
ENERGY - 5 .3%
69,133 APA Corp 3,142,786
209,503 Baker Hughes Co 5,794,853
169,912 Cabot Oil & Gas Corp 5,289,361
375,822 Chevron Corp 67,986,200
265,391 ConocoPhillips 33,463,151
135,518 Devon Energy Corp 10,482,317
36,794 Diamondback Energy, Inc 5,780,705
122,160 EOG Resources, Inc 16,677,283
76,533 EQT Corp 3,202,141
869,080 d Exxon Mobil Corp 96,302,755
192,855 Halliburton Co 7,023,779
58,038 Hess Corp 8,188,001
414,314 Kinder Morgan, Inc 7,507,370
150,481 Marathon Oil Corp 4,582,147
103,168 Marathon Petroleum Corp 11,721,948
154,207 Occidental Petroleum Corp 11,195,428
91,796 ONEOK, Inc 5,445,339
98,886 Phillips 66 10,312,821
49,390 Pioneer Natural Resources Co 12,664,090
294,369 Schlumberger Ltd 15,316,019
46,919 Targa Resources Investments, Inc 3,207,852
83,655 Valero Energy Corp 10,502,885

Portfolio of investments
S&P 500 Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
249,148 Williams Cos, Inc $ 8,154,614
TOTAL ENERGY 363,943,845
FOOD & STAPLES RETAILING - 1 .6%
92,524 Costco Wholesale Corp 46,400,786
133,335 Kroger Co 6,305,412
106,324 SYSCO Corp 9,203,405
146,983 Walgreens Boots Alliance, Inc 5,364,880
297,801 Walmart, Inc 42,386,016
TOTAL FOOD & STAPLES RETAILING 109,660,499
FOOD, BEVERAGE & TOBACCO - 3 .7%
375,960 Altria Group, Inc 17,395,669
115,382 Archer-Daniels-Midland Co 11,189,746
36,964 Brown-Forman Corp (Class B) 2,513,552
41,816 Campbell Soup Co 2,212,485
813,047 Coca-Cola Co 48,660,863
96,282 ConAgra Brands, Inc 3,533,549
33,211 Constellation Brands, Inc (Class A) 8,205,774
124,120 General Mills, Inc 10,125,710
31,206 Hershey Co 7,451,057
62,731 Hormel Foods Corp 2,913,855
22,892 J.M. Smucker Co 3,448,909
54,465 Kellogg Co 4,184,001
175,803 Keurig Dr Pepper, Inc 6,828,188
164,869 Kraft Heinz Co 6,342,510
30,548 Lamb Weston Holdings, Inc 2,633,849
52,927 McCormick & Co, Inc 4,162,179
42,797 Molson Coors Brewing Co (Class B) 2,158,253
287,961 Mondelez International, Inc 17,703,842
80,694 * Monster Beverage Corp 7,562,642
288,252 PepsiCo, Inc 52,340,798
322,749 Philip Morris International, Inc 29,644,496
58,365 Tyson Foods, Inc (Class A) 3,989,248
TOTAL FOOD, BEVERAGE & TOBACCO 255,201,175
HEALTH CARE EQUIPMENT & SERVICES - 6 .4%
365,431 Abbott Laboratories 36,155,743
9,473 * Abiomed, Inc 2,387,954
14,853 * Align Technology, Inc 2,885,938
32,413 AmerisourceBergen Corp 5,095,972
104,754 Baxter International, Inc 5,693,380
59,431 Becton Dickinson & Co 14,023,933
298,585 * Boston Scientific Corp 12,871,999
57,815 Cardinal Health, Inc 4,388,159
119,307 * Centene Corp 10,156,605
63,127 Cigna Corp 20,393,809
9,945 Cooper Cos, Inc 2,718,864
271,721 CVS Health Corp 25,731,979
14,118 * DaVita, Inc 1,030,755
44,965 Dentsply Sirona, Inc 1,385,821
82,641 * Dexcom, Inc 9,981,380
127,769 * Edwards Lifesciences Corp 9,254,309
50,022 Elevance Health, Inc 27,350,529
45,788 HCA Healthcare, Inc 9,957,516
27,628 * Henry Schein, Inc 1,891,413
53,762 * Hologic, Inc 3,645,064
26,541 Humana, Inc 14,812,001
17,123 * IDEXX Laboratories, Inc 6,158,801
74,711 * Intuitive Surgical, Inc 18,414,020
18,777 Laboratory Corp of America Holdings 4,165,865

Portfolio of investments
S&P 500 Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
30,174 McKesson Corp $ 11,748,850
277,394 Medtronic plc 24,227,592
11,824 * Molina Healthcare, Inc 4,243,161
24,653 Quest Diagnostics, Inc 3,541,403
30,839 Resmed, Inc 6,898,376
20,742 STERIS plc 3,579,654
69,863 Stryker Corp 16,015,394
10,022 Teleflex, Inc 2,150,320
195,308 UnitedHealth Group, Inc 108,425,236
14,470 Universal Health Services, Inc (Class B) 1,676,639
43,891 Zimmer Biomet Holdings, Inc 4,975,045
TOTAL HEALTH CARE EQUIPMENT & SERVICES 438,033,479
HOUSEHOLD & PERSONAL PRODUCTS - 1 .6%
49,708 Church & Dwight Co, Inc 3,684,854
24,885 Clorox Co 3,634,206
173,636 Colgate-Palmolive Co 12,821,282
48,647 Estee Lauder Cos (Class A) 9,753,237
70,783 Kimberly-Clark Corp 8,809,652
499,415 Procter & Gamble Co 67,256,218
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 105,959,449
INSURANCE - 2 .4%
120,025 Aflac, Inc 7,814,828
56,488 Allstate Corp 7,131,610
158,878 American International Group, Inc 9,056,046
44,321 Aon plc 12,475,918
77,039 * Arch Capital Group Ltd 4,429,743
44,072 Arthur J. Gallagher & Co 8,244,990
12,107 Assurant, Inc 1,644,857
47,780 Brown & Brown, Inc 2,808,986
87,069 Chubb Ltd 18,710,257
33,370 Cincinnati Financial Corp 3,447,788
7,745 Everest Re Group Ltd 2,499,002
18,197 Globe Life, Inc 2,102,117
67,007 Hartford Financial Services Group, Inc 4,851,977
33,892 Lincoln National Corp 1,825,762
40,997 Loews Corp 2,337,649
104,830 Marsh & McLennan Cos, Inc 16,928,997
142,601 Metlife, Inc 10,439,819
50,854 Principal Financial Group 4,481,763
121,729 Progressive Corp 15,630,004
76,727 Prudential Financial, Inc 8,070,913
48,959 Travelers Cos, Inc 9,030,977
43,333 W.R. Berkley Corp 3,223,109
23,381 Willis Towers Watson plc 5,101,968
TOTAL INSURANCE 162,289,080
MATERIALS - 2 .5%
46,208 Air Products & Chemicals, Inc 11,570,483
24,503 Albemarle Corp 6,857,655
307,489 Amcor plc 3,560,723
17,087 Avery Dennison Corp 2,897,101
66,037 Ball Corp 3,261,567
21,757 Celanese Corp (Series A) 2,091,283
43,054 CF Industries Holdings, Inc 4,574,918
147,977 Corteva, Inc 9,668,817
151,102 Dow, Inc 7,062,508
104,925 DuPont de Nemours, Inc 6,001,710
26,022 Eastman Chemical Co 1,998,750
50,884 Ecolab, Inc 7,992,350

Portfolio of investments
S&P 500 Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
26,013 FMC Corp $ 3,092,946
293,181 Freeport-McMoRan, Inc (Class B) 9,290,906
54,204 International Flavors & Fragrances, Inc 5,290,852
76,930 International Paper Co 2,585,617
103,882 Linde plc 30,889,313
53,953 LyondellBasell Industries NV 4,124,707
12,685 Martin Marietta Materials, Inc 4,261,906
75,119 Mosaic Co 4,037,646
165,420 Newmont Goldcorp Corp 7,000,574
53,918 Nucor Corp 7,083,747
18,407 Packaging Corp of America 2,212,706
47,887 PPG Industries, Inc 5,467,738
31,418 Sealed Air Corp 1,496,125
48,698 Sherwin-Williams Co 10,958,511
28,032 Vulcan Materials Co 4,588,838
53,922 WestRock Co 1,836,583
TOTAL MATERIALS 171,756,580
MEDIA & ENTERTAINMENT - 6 .1%
150,031 Activision Blizzard, Inc 10,922,257
1,250,903 * Alphabet, Inc (Class A) 118,222,842
1,118,657 * Alphabet, Inc (Class C) 105,892,072
23,276 * Charter Communications, Inc 8,556,723
916,256 Comcast Corp (Class A) 29,081,965
62,561 * DISH Network Corp (Class A) 932,784
54,657 Electronic Arts, Inc 6,884,596
62,585 Fox Corp (Class A) 1,806,829
31,642 Fox Corp (Class B) 860,662
81,983 Interpublic Group of Cos, Inc 2,442,273
28,867 * Live Nation, Inc 2,298,102
58,828 * Match Group, Inc 2,541,370
475,590 * Meta Platforms, Inc 44,305,964
92,645 * Netflix, Inc 27,041,223
78,343 News Corp (Class A) 1,321,646
23,960 News Corp (Class B) 410,435
41,069 Omnicom Group, Inc 2,987,770
114,652 Paramount Global (Class B) 2,100,425
33,285 * Take-Two Interactive Software, Inc 3,943,607
380,381 * Walt Disney Co 40,525,792
458,045 * Warner Bros Discovery, Inc 5,954,585
TOTAL MEDIA & ENTERTAINMENT 419,033,922
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8 .8%
368,638 AbbVie, Inc 53,968,603
62,397 Agilent Technologies, Inc 8,632,625
111,431 Amgen, Inc 30,125,371
30,470 * Biogen, Inc 8,636,417
4,656 * Bio-Rad Laboratories, Inc (Class A) 1,637,562
7,904 Bio-Techne Corp 2,341,639
444,952 Bristol-Myers Squibb Co 34,470,431
36,312 * Catalent, Inc 2,386,788
10,113 * Charles River Laboratories International, Inc 2,146,484
136,590 Danaher Corp 34,375,605
164,457 Eli Lilly & Co 59,548,235
260,755 Gilead Sciences, Inc 20,458,837
33,025 * Illumina, Inc 7,556,780
39,212 * Incyte Corp 2,915,020
39,083 * IQVIA Holdings, Inc 8,194,533
548,683 Johnson & Johnson 95,454,382
528,075 Merck & Co, Inc 53,441,190
4,618 * Mettler-Toledo International, Inc 5,841,447

Portfolio of investments
S&P 500 Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
71,026 * Moderna, Inc $ 10,677,339
57,515 Organon & Co 1,505,743
25,599 PerkinElmer, Inc 3,419,514
1,169,748 Pfizer, Inc 54,451,769
22,490 * Regeneron Pharmaceuticals, Inc 16,839,388
81,731 Thermo Fisher Scientific, Inc 42,007,282
53,396 * Vertex Pharmaceuticals, Inc 16,659,552
265,956 Viatris, Inc 2,694,134
12,266 * Waters Corp 3,669,619
15,424 West Pharmaceutical Services, Inc 3,549,062
98,175 Zoetis, Inc 14,802,827
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 602,408,178
REAL ESTATE - 2 .6%
30,872 Alexandria Real Estate Equities, Inc 4,485,702
97,263 American Tower Corp 20,151,921
28,084 AvalonBay Communities, Inc 4,918,070
30,203 Boston Properties, Inc 2,195,758
22,243 Camden Property Trust 2,570,179
67,569 * CBRE Group, Inc 4,793,345
89,985 Crown Castle International Corp 11,991,401
59,384 Digital Realty Trust, Inc 5,953,246
18,819 Equinix, Inc 10,659,834
69,842 Equity Residential 4,401,443
13,822 Essex Property Trust, Inc 3,071,801
28,209 Extra Space Storage, Inc 5,005,405
16,951 Federal Realty Investment Trust 1,677,810
118,865 Healthpeak Properties Inc 2,820,666
150,719 Host Hotels and Resorts, Inc 2,845,575
119,794 Invitation Homes, Inc 3,796,272
62,580 Iron Mountain, Inc 3,133,381
131,044 Kimco Realty Corp 2,801,721
24,060 Mid-America Apartment Communities, Inc 3,788,247
191,461 Prologis, Inc 21,204,306
32,681 Public Storage, Inc 10,122,940
127,825 Realty Income Corp 7,959,663
33,293 Regency Centers Corp 2,014,559
22,289 SBA Communications Corp 6,015,801
69,310 Simon Property Group, Inc 7,553,404
62,178 UDR, Inc 2,472,197
83,794 Ventas, Inc 3,278,859
200,304 VICI Properties, Inc 6,413,734
37,541 Vornado Realty Trust 885,592
95,751 Welltower, Inc 5,844,641
151,510 Weyerhaeuser Co 4,686,204
TOTAL REAL ESTATE 179,513,677
RETAILING - 5 .8%
12,960 Advance Auto Parts, Inc 2,461,363
1,848,857 * Amazon.com, Inc 189,396,911
3,996 * AutoZone, Inc 10,121,388
49,358 Bath & Body Works, Inc 1,647,570
43,681 Best Buy Co, Inc 2,988,217
33,507 * CarMax, Inc 2,111,276
47,520 Dollar General Corp 12,119,976
43,690 * Dollar Tree, Inc 6,924,865
112,707 eBay, Inc 4,490,247
25,483 * Etsy, Inc 2,393,109
29,457 Genuine Parts Co 5,239,222
214,089 Home Depot, Inc 63,398,176
57,338 LKQ Corp 3,190,286

Portfolio of investments
S&P 500 Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
132,286 Lowe's Companies, Inc $ 25,789,156
13,585 * O'Reilly Automotive, Inc 11,372,954
8,495 Pool Corp 2,584,434
72,626 Ross Stores, Inc 6,949,582
95,932 Target Corp 15,756,831
245,372 TJX Companies, Inc 17,691,321
23,052 Tractor Supply Co 5,066,138
10,597 * Ulta Beauty, Inc 4,444,064
TOTAL RETAILING 396,137,086
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4 .7%
336,204 * Advanced Micro Devices, Inc 20,192,412
109,129 Analog Devices, Inc 15,563,978
181,258 Applied Materials, Inc 16,003,269
84,184 Broadcom, Inc 39,576,582
28,051 * Enphase Energy, Inc 8,611,657
857,254 Intel Corp 24,371,731
29,353 KLA Corp 9,288,757
28,119 Lam Research Corp 11,382,009
115,480 Microchip Technology, Inc 7,129,735
228,261 Micron Technology, Inc 12,348,920
9,276 Monolithic Power Systems, Inc 3,148,738
522,332 NVIDIA Corp 70,499,150
55,032 NXP Semiconductors NV 8,039,075
90,104 * ON Semiconductor Corp 5,535,089
21,803 * Qorvo, Inc 1,876,802
234,145 QUALCOMM, Inc 27,549,501
33,436 Skyworks Solutions, Inc 2,875,830
11,868 * SolarEdge Technologies, Inc 2,729,996
34,989 Teradyne, Inc 2,846,355
190,996 Texas Instruments, Inc 30,679,688
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 320,249,274
SOFTWARE & SERVICES - 12 .6%
132,172 Accenture plc 37,523,631
97,568 * Adobe, Inc 31,075,408
33,360 * Akamai Technologies, Inc 2,946,689
18,198 * Ansys, Inc 4,024,670
45,220 * Autodesk, Inc 9,690,646
86,470 Automatic Data Processing, Inc 20,899,799
24,010 Broadridge Financial Solutions, Inc 3,602,941
57,073 * Cadence Design Systems, Inc 8,640,281
31,630 * Ceridian HCM Holding, Inc 2,093,590
107,267 Cognizant Technology Solutions Corp (Class A) 6,677,371
47,282 * DXC Technology Co 1,359,357
11,952 * EPAM Systems, Inc 4,183,200
126,757 Fidelity National Information Services, Inc 10,519,563
132,323 * Fiserv, Inc 13,594,865
16,029 * FleetCor Technologies, Inc 2,983,317
137,287 * Fortinet, Inc 7,847,325
16,320 * Gartner, Inc 4,927,334
57,391 Global Payments, Inc 6,557,496
188,493 International Business Machines Corp 26,066,697
58,960 Intuit, Inc 25,205,400
14,549 Jack Henry & Associates, Inc 2,896,124
178,090 Mastercard, Inc (Class A) 58,445,576
1,555,849 Microsoft Corp 361,159,228
125,151 NortonLifelock, Inc 2,819,652
317,302 Oracle Corp 24,771,767
67,663 Paychex, Inc 8,005,209
10,237 * Paycom Software, Inc 3,542,002

Portfolio of investments
S&P 500 Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
241,789 * PayPal Holdings, Inc $ 20,208,725
21,484 * PTC, Inc 2,531,460
22,119 Roper Technologies, Inc 9,169,210
207,256 * Salesforce, Inc 33,697,753
42,307 * ServiceNow, Inc 17,800,247
32,303 * Synopsys, Inc 9,450,243
8,193 * Tyler Technologies, Inc 2,649,043
19,945 * VeriSign, Inc 3,998,175
341,294 Visa, Inc (Class A) 70,702,465
TOTAL SOFTWARE & SERVICES 862,266,459
TECHNOLOGY HARDWARE & EQUIPMENT - 8 .8%
124,800 Amphenol Corp (Class A) 9,463,584
3,151,115 Apple, Inc 483,191,974
51,002 * Arista Networks, Inc 6,164,102
27,764 CDW Corp 4,797,897
864,542 Cisco Systems, Inc 39,276,143
156,625 Corning, Inc 5,038,626
12,335 * F5 Networks, Inc 1,762,795
268,587 Hewlett Packard Enterprise Co 3,832,736
188,355 HP, Inc 5,202,365
67,725 Juniper Networks, Inc 2,072,385
37,239 * Keysight Technologies, Inc 6,485,172
34,636 Motorola Solutions, Inc 8,648,956
46,030 NetApp, Inc 3,188,498
41,069 Seagate Technology Holdings plc 2,039,487
66,553 TE Connectivity Ltd 8,134,773
9,850 * Teledyne Technologies, Inc 3,920,103
52,825 * Trimble Inc 3,177,952
62,765 * Western Digital Corp 2,157,233
10,843 * Zebra Technologies Corp (Class A) 3,070,954
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 601,625,735
TELECOMMUNICATION SERVICES - 1 .2%
1,482,857 AT&T, Inc 27,032,483
207,995 e Lumen Technologies, Inc 1,530,843
125,977 * T-Mobile US, Inc 19,093,074
869,103 Verizon Communications, Inc 32,478,379
TOTAL TELECOMMUNICATION SERVICES 80,134,779
TRANSPORTATION - 1 .6%
26,518 * Alaska Air Group, Inc 1,178,990
141,481 * American Airlines Group, Inc 2,006,200
26,681 CH Robinson Worldwide, Inc 2,607,267
445,466 CSX Corp 12,945,242
125,483 * Delta Air Lines, Inc 4,257,638
34,442 Expeditors International of Washington, Inc 3,370,150
48,845 FedEx Corp 7,828,877
16,927 JB Hunt Transport Services, Inc 2,895,702
48,794 Norfolk Southern Corp 11,128,448
18,916 Old Dominion Freight Line 5,194,334
124,321 * Southwest Airlines Co 4,519,068
130,402 Union Pacific Corp 25,707,450
71,045 * United Airlines Holdings Inc 3,060,619
152,810 United Parcel Service, Inc (Class B) 25,636,934
TOTAL TRANSPORTATION 112,336,919
UTILITIES - 2 .9%
135,860 AES Corp 3,554,098
54,062 Alliant Energy Corp 2,820,415
53,770 Ameren Corp 4,383,330

Portfolio of investments
S&P 500 Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
103,804 American Electric Power Co, Inc $ 9,126,448
37,764 American Water Works Co, Inc 5,488,620
29,968 Atmos Energy Corp 3,193,090
134,761 Centerpoint Energy, Inc 3,855,512
60,049 CMS Energy Corp 3,425,795
74,538 Consolidated Edison, Inc 6,556,362
68,515 Constellation Energy Corp 6,477,408
172,176 Dominion Energy, Inc 12,047,155
40,094 DTE Energy Co 4,494,938
159,705 Duke Energy Corp 14,881,312
78,706 Edison International 4,725,508
42,172 Entergy Corp 4,518,308
49,376 Evergy, Inc 3,018,355
72,048 Eversource Energy 5,495,821
205,250 Exelon Corp 7,920,597
116,302 FirstEnergy Corp 4,385,748
410,423 NextEra Energy, Inc 31,807,782
82,088 NiSource, Inc 2,108,841
50,054 NRG Energy, Inc 2,222,398
333,328 * PG&E Corp 4,976,587
25,555 Pinnacle West Capital Corp 1,717,552
156,791 PPL Corp 4,153,394
103,079 Public Service Enterprise Group, Inc 5,779,640
66,501 Sempra Energy 10,037,661
220,633 Southern Co 14,447,049
65,704 WEC Energy Group, Inc 6,000,746
113,851 Xcel Energy, Inc 7,412,839
TOTAL UTILITIES 201,033,309
TOTAL COMMON STOCKS 6,786,901,898
(Cost $3,255,784,779)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 0.9%
GOVERNMENT AGENCY DEBT - 0 .3%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 12/16/22 9,951,573
10,000,000 FHLB 0 .000 01/18/23 9,912,698
TOTAL GOVERNMENT AGENCY DEBT 19,864,271
REPURCHASE AGREEMENT - 0 .5%
33,975,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 33,975,000
TOTAL REPURCHASE AGREEMENT 33,975,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
4,174,123 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 4,174,123
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 4,174,123
TOTAL SHORT-TERM INVESTMENTS 58,013,394
(Cost $58,018,148)
TOTAL INVESTMENTS - 99.9% 6,844,915,292
(Cost $3,313,802,927)
OTHER ASSETS & LIABILITIES, NET - 0.1% 8,845,527
NET ASSETS - 100.0% $ 6,853,760,819

Portfolio of investments
S&P 500 Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
concluded
*
Non-income producing
c
Investments made with cash collateral received from securities on loan.
d
All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $4,313,106.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $33,975,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.000% and maturity date 2/15/25, valued at $34,654,539.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
S&P 500 E Mini Index 272 12/16/22  $ 50,989,784 $ 52,808,800 $ 1,819,016

Small-Cap Blend Index Fund October 31, 2022
Portfolio of investments

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMON STOCKS - 99.4%
AUTOMOBILES & COMPONENTS - 1 .6%
131,501 * Adient plc $ 4,599,905
156,603 * American Axle & Manufacturing Holdings, Inc 1,517,483
198,303 *,e Canoo, Inc 271,675
256,971 *,e Cenntro Electric Group Ltd 262,110
182,021 Dana Inc 2,905,055
35,817 * Dorman Products, Inc 2,923,383
139,009 *,e Faraday Future Intelligent Electric, Inc 75,079
221,819 *,e Fisker, Inc 1,807,825
58,118 * Fox Factory Holding Corp 5,105,666
46,024 * Gentherm, Inc 2,688,722
383,599 * Goodyear Tire & Rubber Co 4,871,707
71,715 *,e Holley, Inc 285,426
34,253 LCI Industries, Inc 3,634,586
214,765 *,e Lordstown Motors Corp 388,725
335,298 *,e Luminar Technologies, Inc 2,712,561
65,066 * Modine Manufacturing Co 1,165,983
26,129 * Motorcar Parts of America, Inc 496,451
467,369 *,e Mullen Automotive, Inc 222,655
29,265 Patrick Industries, Inc 1,337,703
182,670 * Solid Power, Inc 1,024,779
28,657 Standard Motor Products, Inc 1,086,960
35,980 * Stoneridge, Inc 750,903
110,737 * Tenneco, Inc 2,181,519
38,049 * Visteon Corp 4,964,253
42,603 Winnebago Industries, Inc 2,542,973
202,830 *,e Workhorse Group, Inc 547,641
28,960 * XPEL, Inc 2,003,742
TOTAL AUTOMOBILES & COMPONENTS 52,375,470
BANKS - 11 .7%
22,461 1st Source Corp 1,306,332
11,792 e ACNB Corp 431,469
20,399 Amalgamated Financial Corp 468,973
39,278 Amerant Bancorp Inc 1,182,268
14,438 American National Bankshares, Inc 527,998
91,363 Ameris Bancorp 4,706,108
19,697 Arrow Financial Corp 685,850
203,033 Associated Banc-Corp 4,943,854
103,626 Atlantic Union Bankshares Corp 3,579,242
78,959 * Axos Financial, Inc 3,076,243
73,913 Banc of California, Inc 1,232,869
27,084 Bancfirst Corp 2,595,189
8,541 e Bank First Corp 735,807
20,401 Bank of Marin Bancorp 736,476
66,754 Bank of NT Butterfield & Son Ltd 2,305,683
107,486 BankUnited 3,864,122
7,880 Bankwell Financial Group, Inc 241,443
46,383 Banner Corp 3,467,129
19,622 Bar Harbor Bankshares 588,856
17,953 Baycom Corp 345,236
20,054 BCB Bancorp, Inc 394,061
59,784 Berkshire Hills Bancorp, Inc 1,748,682
36,744 *,e Blue Foundry Bancorp 452,319
22,285 Blue Ridge Bankshares, Inc 290,819
28,761 * Bridgewater Bancshares, Inc 549,910
105,844 Brookline Bancorp, Inc 1,455,355
29,486 Business First Bancshares, Inc 730,663
35,621 Byline Bancorp, Inc 823,558
248,950 Cadence BanCorp 6,883,467

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
9,377 Cambridge Bancorp $ 823,769
18,266 Camden National Corp 794,936
12,139 Capital Bancorp, Inc 299,591
18,901 Capital City Bank Group, Inc 669,473
179,370 Capitol Federal Financial 1,467,247
26,939 Capstar Financial Holdings, Inc 476,282
33,893 * Carter Bankshares, Inc 606,685
98,568 Cathay General Bancorp 4,494,701
39,239 Central Pacific Financial Corp 805,184
19,873 Citizens & Northern Corp 472,580
20,304 City Holding Co 2,047,658
18,904 Civista Bancshares, Inc 448,025
22,041 CNB Financial Corp 560,282
14,884 * Coastal Financial Corp 693,892
22,879 Colony Bankcorp Inc 315,730
108,755 Columbia Banking System, Inc 3,640,030
45,031 * Columbia Financial, Inc 924,937
72,931 Community Bank System, Inc 4,553,082
19,941 Community Trust Bancorp, Inc 943,010
51,772 ConnectOne Bancorp, Inc 1,296,889
60,143 * CrossFirst Bankshares, Inc 836,589
42,821 * Customers Bancorp, Inc 1,442,639
182,226 CVB Financial Corp 5,233,531
44,804 Dime Community Bancshares, Inc 1,547,082
44,235 Eagle Bancorp, Inc 2,002,961
211,774 Eastern Bankshares, Inc 4,059,708
39,524 Enact Holdings, Inc 1,013,395
13,817 Enterprise Bancorp, Inc 432,196
47,170 Enterprise Financial Services Corp 2,522,180
21,429 Equity Bancshares, Inc 765,444
9,679 Esquire Financial Holdings, Inc 437,297
144,375 Essent Group Ltd 5,714,362
16,904 e Farmers & Merchants Bancorp, Inc 494,611
42,907 Farmers National Banc Corp 589,542
48,789 FB Financial Corp 2,047,186
12,215 Federal Agricultural Mortgage Corp (FAMC) 1,407,168
65,984 *,e Finance Of America Cos, Inc 106,234
20,676 Financial Institutions, Inc 492,709
255,784 First Bancorp 4,038,829
49,538 First Bancorp 2,207,909
13,531 First Bancorp, Inc 413,507
28,383 First Bancshares, Inc 929,259
21,560 First Bank 338,923
70,871 First Busey Corp 1,871,703
11,200 First Business Financial Services, Inc 427,280
129,691 First Commonwealth Financial Corp 1,859,769
21,836 First Community Bancshares, Inc 813,173
126,123 First Financial Bancorp 3,288,027
178,888 First Financial Bankshares, Inc 6,885,399
14,920 First Financial Corp 723,471
72,573 First Foundation, Inc 1,158,265
8,447 e First Guaranty Bancshares, Inc 194,872
10,642 First Internet Bancorp 273,393
125,160 First Interstate Bancsystem, Inc 5,708,548
77,954 First Merchants Corp 3,500,135
24,674 First Mid-Illinois Bancshares, Inc 883,576
31,154 First of Long Island Corp 547,687
11,035 * First Western Financial, Inc 304,676
18,910 Five Star Bancorp 548,579
71,773 Flagstar Bancorp, Inc 2,777,615
38,480 Flushing Financial Corp 758,056

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
220,973 Fulton Financial Corp $ 4,028,338
16,694 *,e FVCBankcorp, Inc 339,222
38,550 German American Bancorp, Inc 1,514,630
152,975 Glacier Bancorp, Inc 8,762,408
12,409 Great Southern Bancorp, Inc 769,110
4,721 e Greene County Bancorp, Inc 314,419
11,476 Guaranty Bancshares, Inc 424,956
118,028 Hancock Whitney Corp 6,594,224
42,272 Hanmi Financial Corp 1,132,044
57,580 HarborOne Northeast Bancorp, Inc 876,943
14,060 HBT Financial, Inc 286,683
56,424 Heartland Financial USA, Inc 2,782,832
75,720 Heritage Commerce Corp 1,082,796
48,281 Heritage Financial Corp 1,626,587
70,397 Hilltop Holdings, Inc 2,037,993
1,908 Hingham Institution for Savings 471,753
10,191 Home Bancorp, Inc 435,665
260,627 Home Bancshares, Inc 6,643,382
11,862 e Home Point Capital, Inc 20,640
25,132 HomeStreet, Inc 652,427
21,267 HomeTrust Bancshares, Inc 511,046
161,625 Hope Bancorp, Inc 2,193,251
56,342 Horizon Bancorp 840,059
27,331 Independent Bank Corp 632,166
62,618 Independent Bank Corp 5,448,392
49,447 Independent Bank Group, Inc 3,119,611
73,727 International Bancshares Corp 3,656,859
15,873 e John Marshall Bancorp, Inc 457,142
82,192 Kearny Financial Corp 833,427
87,044 Lakeland Bancorp, Inc 1,623,371
34,017 Lakeland Financial Corp 2,811,505
43,898 Live Oak Bancshares, Inc 1,425,368
20,572 Luther Burbank Corp 259,824
36,503 Macatawa Bank Corp 391,677
21,514 Mercantile Bank Corp 751,914
21,895 Merchants Bancorp 524,385
40,448 Meta Financial Group, Inc 1,700,029
25,254 Metrocity Bankshares, Inc 561,902
13,699 * Metropolitan Bank Holding Corp 904,134
19,978 Mid Penn Bancorp, Inc 682,848
29,790 Midland States Bancorp, Inc 835,312
19,523 MidWestOne Financial Group, Inc 655,973
95,832 * Mr Cooper Group, Inc 3,784,406
14,402 MVB Financial Corp 356,594
40,748 National Bank Holdings Corp 1,785,577
56,179 NBT Bancorp, Inc 2,662,323
17,233 * Nicolet Bankshares, Inc 1,314,706
115,491 * NMI Holdings, Inc 2,532,718
9,396 Northeast Bank 395,572
57,792 Northfield Bancorp, Inc 926,984
165,607 Northwest Bancshares, Inc 2,494,041
76,975 OceanFirst Financial Corp 1,738,096
64,327 OFG Bancorp 1,793,437
402,387 Old National Bancorp 7,870,690
59,123 Old Second Bancorp, Inc 945,968
30,935 Origin Bancorp, Inc 1,278,544
13,166 Orrstown Financial Services, Inc 348,504
129,322 Pacific Premier Bancorp, Inc 4,708,614
19,407 Park National Corp 2,862,533
14,104 Parke Bancorp, Inc 304,082
16,298 PCB Bancorp 301,513

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
13,407 PCSB Financial Corp $ 261,302
24,941 Peapack Gladstone Financial Corp 986,915
38,233 PennyMac Financial Services, Inc 2,038,584
36,298 Peoples Bancorp, Inc 1,098,740
10,436 Peoples Financial Services Corp 573,876
16,955 * Pioneer Bancorp, Inc 174,806
17,926 Preferred Bank 1,377,972
48,696 Premier Financial Corp 1,404,880
30,924 Primis Financial Corp 398,610
18,082 * Professional Holding Corp 489,480
20,144 Provident Bancorp Inc 248,980
100,516 Provident Financial Services, Inc 2,253,569
22,169 QCR Holdings, Inc 1,124,190
221,187 Radian Group, Inc 4,616,173
21,559 RBB Bancorp 485,293
5,706 Red River Bancshares Inc 324,786
74,711 Renasant Corp 3,016,083
10,738 Republic Bancorp, Inc (Class A) 497,706
60,595 * Republic First Bancorp, Inc 171,484
51,841 S&T Bancorp, Inc 1,960,108
59,978 Sandy Spring Bancorp, Inc 2,125,620
83,947 Seacoast Banking Corp of Florida 2,593,962
68,947 ServisFirst Bancshares, Inc 5,193,778
24,792 Shore Bancshares, Inc 494,352
18,048 Sierra Bancorp 397,958
43,098 * Silvergate Capital Corp 2,446,242
170,482 Simmons First National Corp (Class A) 4,069,405
21,563 SmartFinancial, Inc 630,502
13,469 South Plains Financial Inc 421,176
103,323 South State Corp 9,343,499
10,600 * Southern First Bancshares, Inc 473,608
11,088 Southern Missouri Bancorp, Inc 568,260
42,536 Southside Bancshares, Inc 1,456,433
63,705 e Stellar Bancorp, Inc 2,092,072
23,940 *,e Sterling Bancorp, Inc 152,498
38,888 Stock Yards Bancorp, Inc 3,040,653
14,067 Summit Financial Group, Inc 408,928
68,093 * Texas Capital Bancshares, Inc 4,085,580
74,400 * The Bancorp, Inc 2,051,952
17,897 * Third Coast Bancshares, Inc 347,202
19,321 Tompkins Financial Corp 1,600,552
90,812 Towne Bank 2,991,347
42,847 Trico Bancshares 2,481,270
31,561 * Triumph Bancorp, Inc 1,625,392
25,257 TrustCo Bank Corp NY 942,591
83,051 Trustmark Corp 3,037,175
60,264 UMB Financial Corp 5,015,170
179,280 United Bankshares, Inc 7,592,508
145,053 United Community Banks, Inc 5,584,541
9,820 Unity Bancorp, Inc 281,441
39,080 Univest Financial Corp 1,099,711
15,236 * USCB Financial Holdings, Inc 204,619
591,776 Valley National Bancorp 7,024,381
13,428 *,e Velocity Financial, Inc 130,386
73,250 Veritex Holdings, Inc 2,313,235
41,566 Walker & Dunlop, Inc 3,739,277
89,237 Washington Federal, Inc 3,453,472
22,524 Washington Trust Bancorp, Inc 1,092,414
24,819 Waterstone Financial, Inc 421,427
79,226 WesBanco, Inc 3,203,899
22,562 West Bancorporation, Inc 506,968

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
BANKS—continued
35,613 Westamerica Bancorporation $ 2,234,003
87,581 WSFS Financial Corp 4,077,771
TOTAL BANKS 384,854,365
CAPITAL GOODS - 10 .5%
61,185 Aaon, Inc 3,945,821
47,769 * AAR Corp 2,117,122
108,581 * Aerojet Rocketdyne Holdings, Inc 5,260,749
33,554 * Aerovironment, Inc 3,070,191
22,581 * AerSale Corp 478,717
13,398 Alamo Group, Inc 2,037,568
42,577 Albany International Corp (Class A) 3,900,905
18,217 Allied Motion Technologies, Inc 616,099
27,778 Alta Equipment Group, Inc 339,725
89,644 Altra Industrial Motion Corp 5,391,190
43,457 * Ameresco, Inc 2,628,279
23,437 * American Woodmark Corp 1,062,868
281,479 * API Group Corp 4,641,589
30,884 Apogee Enterprises, Inc 1,416,958
52,644 Applied Industrial Technologies, Inc 6,547,861
199,523 *,e Archer Aviation, Inc 568,641
66,757 Arcosa, Inc 4,285,799
17,299 Argan, Inc 599,756
205,351 * Array Technologies, Inc 3,716,853
31,825 Astec Industries, Inc 1,389,161
248,107 * Astra Space, Inc 156,407
38,379 * Astronics Corp 355,390
56,304 * Atkore International Group, Inc 5,365,771
34,143 AZZ, Inc 1,372,549
84,415 * Babcock & Wilcox Enterprises, Inc 384,932
67,151 Barnes Group, Inc 2,375,131
69,861 * Beacon Roofing Supply, Inc 3,936,667
69,076 *,e Berkshire Grey, Inc 92,562
49,948 *,e Blink Charging Co 739,230
239,680 * Bloom Energy Corp 4,484,413
24,745 * Blue Bird Corp 226,912
12,149 * BlueLinx Holdings, Inc 856,019
54,218 Boise Cascade Co 3,620,136
33,112 e Brookfield Business Corp 848,329
26,419 Cadre Holdings, Inc 775,926
28,872 e Caesarstone Sdot-Yam Ltd 256,383
50,261 * Chart Industries, Inc 11,202,172
26,103 * CIRCOR International, Inc 539,549
37,075 Columbus McKinnon Corp 1,057,379
48,610 Comfort Systems USA, Inc 5,992,641
32,351 * Concrete Pumping Holdings Inc 207,208
54,001 * Construction Partners Inc 1,681,591
20,127 CSW Industrials, Inc 2,594,773
84,900 *,e Custom Truck One Source, Inc 588,357
122,499 *,e Decarbonization Plus Acquisition Corp 233,973
369,528 *,e Desktop Metal, Inc 934,906
30,430 Douglas Dynamics, Inc 1,033,098
15,400 * Ducommun, Inc 727,034
21,271 * DXP Enterprises, Inc 608,563
39,350 * Dycom Industries, Inc 4,650,383
66,926 EMCOR Group, Inc 9,443,259
25,381 Encore Wire Corp 3,492,172
76,184 * Energy Recovery, Inc 1,960,214
88,443 *,e Energy Vault Holdings, Inc 284,786
79,079 Enerpac Tool Group Corp 2,009,397
55,481 EnerSys 3,677,835

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
150,060 *,e Enovix Corp $ 2,831,632
28,132 EnPro Industries, Inc 2,996,058
35,916 ESCO Technologies, Inc 3,094,882
112,738 *,e ESS Tech, Inc 476,882
161,794 * Evoqua Water Technologies Corp 6,339,089
14,420 *,e Fathom Digital Manufacturing C 36,627
82,867 Federal Signal Corp 3,865,746
50,289 *,e Fluence Energy, Inc 750,815
195,985 * Fluor Corp 5,930,506
62,770 Franklin Electric Co, Inc 5,143,374
60,542 *,e FTC Solar, Inc 125,322
523,728 *,e FuelCell Energy, Inc 1,634,031
48,539 GATX Corp 5,082,519
44,462 * Gibraltar Industries, Inc 2,271,119
16,945 Global Industrial Co 537,834
58,546 * GMS, Inc 2,763,371
31,797 Gorman-Rupp Co 862,971
256,928 GrafTech International Ltd 1,307,763
61,405 Granite Construction, Inc 2,071,191
92,133 * Great Lakes Dredge & Dock Corp 696,525
44,373 Greenbrier Cos, Inc 1,566,811
62,750 Griffon Corp 2,016,785
43,018 H&E Equipment Services, Inc 1,624,360
127,273 *,e Heliogen, Inc 229,091
44,464 Helios Technologies, Inc 2,520,664
35,505 Herc Holdings, Inc 4,175,743
94,105 Hillenbrand, Inc 4,157,559
189,970 * Hillman Solutions Corp 1,483,666
60,125 * Hudson Technologies, Inc 553,751
43,591 * Hydrofarm Holdings Group, Inc 112,465
187,746 *,e Hyliion Holdings Corp 535,076
16,037 Hyster-Yale Materials Handling, Inc 467,639
13,056 * IES Holdings, Inc 431,370
24,071 Insteel Industries, Inc 634,271
113,867 * Janus International Group, Inc 1,096,539
110,452 * JELD-WEN Holding, Inc 1,171,896
43,062 John Bean Technologies Corp 3,927,254
15,648 Kadant, Inc 2,784,562
39,083 Kaman Corp 1,254,564
7,176 * Karat Packaging, Inc 117,543
113,224 Kennametal, Inc 3,024,213
173,809 * Kratos Defense & Security Solutions, Inc 1,925,804
7,476 * Lawson Products, Inc 224,878
55,570 *,e Lightning eMotors, Inc 85,578
15,322 Lindsay Corp 2,594,015
37,998 Luxfer Holdings plc 549,831
45,765 * Manitowoc Co, Inc 417,377
162,069 *,e Markforged Holding Corp 353,310
30,648 * Masonite International Corp 2,192,251
100,733 Maxar Technologies, Inc 2,250,375
32,909 McGrath RentCorp 3,095,091
237,895 *,e Microvast Holdings, Inc 582,843
13,339 Miller Industries, Inc 339,211
78,636 *,e Momentus, Inc 114,809
39,654 Moog, Inc (Class A) 3,360,676
116,073 * MRC Global, Inc 1,164,212
76,535 Mueller Industries, Inc 4,794,152
216,234 Mueller Water Products, Inc (Class A) 2,529,938
23,063 * MYR Group, Inc 2,018,243
6,945 National Presto Industries, Inc 489,553
420,591 *,e Nikola Corp 1,594,040

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CAPITAL GOODS—continued
13,152 * Northwest Pipe Co $ 447,036
151,394 * NOW, Inc 1,927,246
43,385 *,e NuScale Power Corp 489,383
18,548 * NV5 Global Inc 2,688,533
4,550 e Omega Flex, Inc 429,520
27,268 Park Aerospace Corp 339,214
45,482 * Parsons Corp 2,132,196
80,529 * PGT Innovations, Inc 1,716,073
13,434 Powell Industries, Inc 331,417
3,783 Preformed Line Products Co 300,257
73,940 Primoris Services Corp 1,492,849
297,495 *,e Proterra, Inc 1,856,369
37,561 * Proto Labs, Inc 1,434,455
45,645 Quanex Building Products Corp 1,011,493
39,293 * RBC Bearings, Inc 9,961,954
27,132 * Redwire Corp 74,342
196,808 * Resideo Technologies, Inc 4,648,605
45,487 REV Group, Inc 624,991
285,876 * Rocket Lab USA, Inc 1,455,109
58,823 Rush Enterprises, Inc (Class A) 2,934,679
8,444 Rush Enterprises, Inc (Class B) 452,767
152,927 *,e Sarcos Technology and Robotics Corp 308,913
152,218 * Shoals Technologies Group, Inc 3,517,758
46,436 Shyft Group, Inc 1,067,099
59,427 Simpson Manufacturing Co, Inc 5,079,820
60,453 * SPX Technologies, Inc 3,980,225
16,181 Standex International Corp 1,602,728
200,409 *,e Stem, Inc 2,725,562
40,988 * Sterling Construction Co, Inc 1,106,266
25,089 Tennant Co 1,461,434
91,593 Terex Corp 3,713,180
33,484 *,e Terran Orbital Corp 87,728
61,721 Textainer Group Holdings Ltd 1,846,692
45,098 * Thermon Group Holdings 800,940
68,848 * Titan International, Inc 1,029,966
28,339 * Titan Machinery, Inc 974,295
51,134 * TPI Composites, Inc 509,295
9,859 * Transcat Inc 815,931
110,920 Trinity Industries, Inc 3,164,548
84,027 Triton International Ltd 5,099,599
86,691 * Triumph Group, Inc 784,554
53,650 * Tutor Perini Corp 398,083
81,996 UFP Industries, Inc 5,840,575
16,056 * Vectrus, Inc 658,135
79,225 *,e Velo3D, Inc 312,146
18,487 * Veritiv Corp 2,149,299
30,519 * Vicor Corp 1,457,893
157,099 *,e View, Inc 212,084
313,966 *,e Virgin Galactic Holdings, Inc 1,450,523
68,633 Wabash National Corp 1,485,904
37,508 Watts Water Technologies, Inc (Class A) 5,489,671
76,493 *,e Xos, Inc 86,437
169,828 Zurn Water Solutions Corp 3,989,260
TOTAL CAPITAL GOODS 346,117,196
COMMERCIAL & PROFESSIONAL SERVICES - 3 .1%
92,544 ABM Industries, Inc 4,119,133
126,767 ACCO Brands Corp 583,128
160,755 * ACV Auctions, Inc 1,466,086
466,546 * Alight, Inc 3,867,666
29,597 Aris Water Solution, Inc 504,037

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
COMMERCIAL & PROFESSIONAL SERVICES—continued
67,480 * ASGN Inc $ 5,720,954
21,078 * Atlas Technical Consultants, Inc 159,771
9,094 Barrett Business Services, Inc 793,179
62,784 Brady Corp (Class A) 2,872,368
64,123 * BrightView Holdings, Inc 571,977
63,312 Brink's Co 3,775,295
68,657 * Casella Waste Systems, Inc (Class A) 5,616,829
66,890 * CBIZ, Inc 3,320,420
24,639 * Cimpress plc 573,596
1,670 Compx International, Inc 29,776
160,619 * CoreCivic, Inc 1,681,681
9,106 CRA International, Inc 935,550
60,805 Deluxe Corp 1,117,596
35,568 Ennis, Inc 802,414
69,958 Exponent, Inc 6,664,199
81,836 * First Advantage Corp 1,149,796
15,725 * Forrester Research, Inc 665,482
15,848 * Franklin Covey Co 801,909
165,157 *,e Geo Group, Inc 1,397,228
111,593 * Harsco Corp 590,327
103,007 Healthcare Services Group 1,437,978
27,521 Heidrick & Struggles International, Inc 774,991
21,935 * Heritage-Crystal Clean, Inc 602,554
105,735 Herman Miller, Inc 2,239,467
28,033 * HireRight Holdings Corp 377,324
56,238 HNI Corp 1,630,340
28,028 * Huron Consulting Group, Inc 2,063,702
25,536 ICF International, Inc 3,054,872
49,782 Insperity, Inc 5,875,272
83,537 Interface, Inc 944,803
157,245 * KAR Auction Services, Inc 2,284,770
42,974 Kelly Services, Inc (Class A) 702,195
27,528 Kforce, Inc 1,741,697
52,387 Kimball International, Inc (Class B) 387,140
73,715 Korn/Ferry International 4,097,817
126,752 *,e Legalzoom.com, Inc 1,172,456
189,240 *,e Li-Cycle Holdings Corp 1,127,870
41,232 Matthews International Corp (Class A) 1,108,316
38,278 * Montrose Environmental Group, Inc 1,675,811
9,268 NL Industries, Inc 81,188
244,580 Pitney Bowes, Inc 760,644
203,449 *,e Planet Labs PBC 1,068,107
40,382 * Quad Graphics, Inc 112,262
13,233 *,e Red Violet, Inc 230,784
43,962 Resources Connection, Inc 803,186
113,525 *,e Skillsoft Corp 203,210
30,643 * SP Plus Corp 1,134,710
174,994 *,e Spire Global, Inc 251,991
120,154 Steelcase, Inc (Class A) 933,597
33,018 *,e Sterling Check Corp 644,842
50,831 * TriNet Group, Inc 3,302,998
45,739 * TrueBlue, Inc 899,229
20,341 Unifirst Corp 3,742,947
163,178 * Upwork, Inc 2,194,744
28,588 * Viad Corp 1,065,761
14,798 VSE Corp 684,999
16,227 * Willdan Group, Inc 224,257
TOTAL COMMERCIAL & PROFESSIONAL SERVICES 101,419,228
CONSUMER DURABLES & APPAREL - 2 .5%
46,559 Acushnet Holdings Corp 2,168,253

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
134,776 *,e Allbirds, Inc $ 463,629
110,120 *,e AMMO, Inc 357,890
15,982 *,e Aterian, Inc 17,580
40,599 * Beazer Homes USA, Inc 459,175
193,530 * Callaway Golf Co 3,622,882
12,218 * Cavco Industries, Inc 2,769,454
38,827 Century Communities, Inc 1,728,190
39,006 Clarus Corp 472,363
83,030 * Crocs, Inc 5,874,372
29,328 *,e Dream Finders Homes, Inc 325,541
64,690 Ermenegildo Zegna Holditalia S.p.A 709,002
32,310 Ethan Allen Interiors, Inc 826,813
65,443 * Fossil Group, Inc 278,133
56,981 * G-III Apparel Group Ltd 1,111,129
179,099 * GoPro, Inc 976,090
37,635 * Green Brick Partners, Inc 870,498
33,075 * Helen of Troy Ltd 3,129,556
6,024 * Hovnanian Enterprises, Inc 242,948
32,704 Installed Building Products, Inc 2,812,544
37,460 * iRobot Corp 2,116,490
7,010 Johnson Outdoors, Inc 368,866
109,916 KB Home 3,167,779
76,107 Kontoor Brands, Inc 2,717,020
9,397 * Landsea Homes Corp 45,669
59,648 * Latham Group, Inc 263,644
60,789 La-Z-Boy, Inc 1,505,744
12,268 * Legacy Housing Corp 227,694
28,087 * LGI Homes, Inc 2,585,408
20,138 Lifetime Brands, Inc 172,482
18,991 * Lovesac Co 462,241
36,088 * M/I Homes, Inc 1,497,291
27,789 * Malibu Boats, Inc 1,470,038
11,799 Marine Products Corp 117,990
25,619 * MasterCraft Boat Holdings, Inc 557,469
78,898 MDC Holdings, Inc 2,403,233
50,247 * Meritage Homes Corp 3,826,812
19,622 Movado Group, Inc 648,900
21,052 e Oxford Industries, Inc 2,141,620
43,524 *,e PLBY Group, Inc 157,557
77,908 *,e Purple Innovation, Inc 274,236
8,350 Rocky Brands, Inc 164,370
72,364 * Skyline Champion Corp 4,212,308
61,498 Smith & Wesson Brands, Inc 694,312
25,142 *,e Snap One Holdings Corp 299,693
29,974 *,e Solo Brands, Inc 123,793
176,224 * Sonos, Inc 2,840,731
107,181 Steven Madden Ltd 3,201,496
22,754 Sturm Ruger & Co, Inc 1,277,182
18,501 Superior Uniform Group, Inc 183,530
151,338 * Taylor Morrison Home Corp 3,986,243
33,847 *,e Traeger, Inc 140,465
137,362 * TRI Pointe Homes, Inc 2,300,813
58,283 * Tupperware Brands Corp 450,528
17,552 * Unifi, Inc 160,074
17,450 * Universal Electronics, Inc 356,155
319,755 *,e Vinco Ventures, Inc 291,489
77,562 * Vista Outdoor, Inc 2,252,400
93,597 *,e Vizio Holding Corp 1,048,286
82,592 *,e Vuzix Corp 412,960
37,009 e Weber, Inc 246,480

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER DURABLES & APPAREL—continued
108,352 Wolverine World Wide, Inc $ 1,856,070
TOTAL CONSUMER DURABLES & APPAREL 82,443,603
CONSUMER SERVICES - 3 .5%
100,024 * 2U, Inc 619,149
80,575 * Accel Entertainment, Inc 791,247
60,369 * Adtalem Global Education, Inc 2,517,387
26,162 * American Public Education, Inc 335,135
48,052 *,e Bally's Corp 1,083,092
137,683 *,e Beachbody Co, Inc 139,060
1,269 * Biglari Holdings, Inc (B Shares) 175,059
31,486 * BJ's Restaurants, Inc 1,034,315
119,177 Bloomin' Brands, Inc 2,861,440
16,688 Bluegreen Vacations Holding Corp 288,869
54,199 *,e Bowlero Corp 789,137
60,613 * Brinker International, Inc 2,023,868
19,474 Carriage Services, Inc 475,360
41,827 * Century Casinos, Inc 332,525
66,808 e Cheesecake Factory 2,392,395
172,317 * Chegg, Inc 3,716,878
27,162 * Chuy's Holdings, Inc 795,847
158,960 * Coursera, Inc 2,048,994
31,528 Cracker Barrel Old Country Store, Inc 3,601,128
57,574 * Dave & Buster's Entertainment, Inc 2,294,324
77,918 * Denny's Corp 882,811
19,809 Dine Brands Global Inc. 1,428,031
32,011 * Duolingo, Inc 2,619,780
29,146 e El Pollo Loco Holdings, Inc 292,626
34,037 European Wax Center, Inc 489,452
118,316 * Everi Holdings, Inc 2,245,638
51,600 *,e F45 Training Holdings, Inc 172,344
13,308 * First Watch Restaurant Group, Inc 226,901
113,506 * frontdoor, Inc 2,503,942
48,021 * Full House Resorts, Inc 336,627
28,078 * Golden Entertainment, Inc 1,185,453
5,002 Graham Holdings Co 3,120,598
121,213 * Hilton Grand Vacations, Inc 4,756,398
14,597 * Inspirato, Inc 31,238
30,928 * Inspired Entertainment, Inc 316,703
135,056 e International Game Technology plc 2,707,873
29,528 Jack in the Box, Inc 2,605,255
98,123 e Krispy Kreme, Inc 1,408,065
5,976 * Kura Sushi USA, Inc 472,283
151,724 Laureate Education, Inc 1,917,791
55,648 *,e Life Time Group Holdings, Inc 583,748
47,271 * Lindblad Expeditions Holdings, Inc 396,604
18,631 * Monarch Casino & Resort, Inc 1,479,488
15,659 * NEOGAMES S.A. 269,335
75,833 *,e Nerdy, Inc 184,274
47,955 * Noodles & Co 279,098
30,594 * ONE Group Hospitality, Inc 228,843
92,351 * OneSpaWorld Holdings Ltd 837,624
45,055 Papa John's International, Inc 3,272,345
94,995 * Perdoceo Education Corp 1,085,793
32,394 *,e Portillo's, Inc 694,527
62,251 * PowerSchool Holdings, Inc 1,245,020
12,195 RCI Hospitality Holdings, Inc 1,029,624
70,539 Red Rock Resorts, Inc 2,937,949
129,291 *,e Rover Group, Inc 567,588
78,558 * Rush Street Interactive, Inc 326,016
45,777 Ruth's Hospitality Group Inc 951,246

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
CONSUMER SERVICES—continued
129,839 *,e Scientific Games Corp (Class A) $ 7,289,161
58,288 * SeaWorld Entertainment, Inc 3,390,030
51,860 * Shake Shack, Inc 2,881,860
158,564 *,e Sonder Holdings, Inc 347,255
38,192 *,e StoneMor, Inc 133,290
30,646 Strategic Education, Inc 2,114,574
54,825 * Stride, Inc 1,837,186
119,399 *,e Sweetgreen, Inc 2,220,821
40,018 *,e Target Hospitality Corp 487,019
92,251 Texas Roadhouse, Inc (Class A) 9,128,236
100,591 * Udemy, Inc 1,463,599
45,201 * Universal Technical Institute, Inc 311,887
133,586 * Vacasa, Inc 487,589
124,074 *,e Vivint Smart Home, Inc 949,166
41,182 Wingstop, Inc 6,522,817
76,747 * WW International Inc 346,896
22,929 * Xponential Fitness, Inc 443,676
TOTAL CONSUMER SERVICES 114,759,202
DIVERSIFIED FINANCIALS - 3 .7%
22,080 AFC Gamma, Inc 378,230
21,109 Alerus Financial Corp 470,731
23,618 A-Mark Precious Metals, Inc 718,223
18,385 Angel Oak Mortgage, Inc 189,917
195,918 Apollo Commercial Real Estate Finance, Inc 2,206,037
227,297 Arbor Realty Trust, Inc 3,129,880
68,600 Ares Commercial Real Estate Corp 846,524
154,667 ARMOUR Residential REIT, Inc 822,828
83,118 Artisan Partners Asset Management, Inc 2,369,694
29,861 * Assetmark Financial Holdings, Inc 618,421
3,259 Associated Capital Group, Inc 131,338
6,149 * Atlanticus Holdings Corp 175,615
28,303 B. Riley Financial, Inc 1,151,366
79,729 *,e Bakkt Holdings, Inc 169,823
33,327 Banco Latinoamericano de Exportaciones S.A. (Class E) 522,901
441,026 BGC Partners, Inc (Class A) 1,746,463
232,976 Blackstone Mortgage Trust, Inc 5,815,081
65,582 * Blucora, Inc 1,444,771
45,183 Brightsphere Investment Group, Inc 850,344
121,344 BrightSpire Capital, Inc 931,922
181,244 Broadmark Realty Capital, Inc 1,054,840
97,248 * Cannae Holdings, Inc 2,252,264
7,901 Chicago Atlantic Real Estate Finance, Inc 117,093
325,179 Chimera Investment Corp 2,194,958
127,286 Claros Mortgage Trust, Inc 2,036,576
34,037 Cohen & Steers, Inc 2,047,666
84,454 e Compass Diversified Trust 1,797,181
13,986 *,e Consumer Portfolio Services, Inc 89,790
35,249 Cowen Group, Inc 1,361,316
27,403 e Curo Group Holdings Corp 141,673
4,277 Diamond Hill Investment Group, Inc 769,646
34,413 * Donnelley Financial Solutions, Inc 1,391,318
58,383 Dynex Capital, Inc 697,093
81,107 Ellington Financial Inc 1,085,212
31,598 * Encore Capital Group, Inc 1,608,970
42,881 * Enova International, Inc 1,607,609
69,695 * Ezcorp, Inc (Class A) 673,254
116,119 Federated Investors, Inc (Class B) 4,035,135
53,382 FirstCash Holdings, Inc 5,255,458
79,987 * Focus Financial Partners, Inc 2,782,748
118,327 Franklin BSP Realty Trust, Inc 1,667,227

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
DIVERSIFIED FINANCIALS—continued
55,324 e GCM Grosvenor, Inc $ 457,529
75,993 Granite Point Mortgage Trust, Inc 597,305
65,602 * Green Dot Corp 1,248,406
47,996 Hamilton Lane, Inc 2,871,121
118,253 Hannon Armstrong Sustainable Infrastructure Capital, Inc 3,214,116
68,608 Houlihan Lokey, Inc 6,128,067
45,911 Invesco Mortgage Capital, Inc 537,618
103,249 Jackson Financial, Inc 3,960,632
76,470 KKR Real Estate Finance Trust, Inc 1,332,107
153,297 Ladder Capital Corp 1,635,679
136,696 * LendingClub Corp 1,454,445
15,171 * LendingTree, Inc 382,764
24,078 * MarketWise, Inc 59,232
143,266 MFA Financial, Inc 1,426,929
88,756 Moelis & Co 3,768,580
155,248 *,e Moneylion, Inc 173,878
152,431 Navient Corp 2,307,805
19,953 Nelnet, Inc (Class A) 1,777,613
35,768 *,e NerdWallet, Inc 419,916
530,577 New York Mortgage Trust, Inc 1,427,252
10,916 Nexpoint Real Estate Finance, Inc 191,794
147,300 * Open Lending Corp 1,056,141
29,158 * Oportun Financial Corp 160,369
10,150 Oppenheimer Holdings, Inc 349,363
19,207 * OppFi, Inc 43,600
49,785 Orchid Island Capital, Inc 501,335
122,252 PennyMac Mortgage Investment Trust 1,695,635
57,267 Perella Weinberg Partners 451,264
23,400 Piper Jaffray Cos 2,994,498
32,248 PJT Partners, Inc 2,399,251
53,206 * PRA Group, Inc 1,782,401
70,557 * PROG Holdings, Inc 1,165,602
103,166 Ready Capital Corp 1,250,372
159,691 Redwood Trust, Inc 1,138,597
9,769 Regional Management Corp 331,755
37,492 Sculptor Capital Management, Inc 397,790
13,835 e Silvercrest Asset Management Group, Inc 262,727
73,548 StepStone Group, Inc 2,171,137
23,072 * StoneX Group, Inc 2,153,079
34,026 *,e Sunlight Financial Holdings, Inc 41,171
4,871 *,e SWK Holdings Corp 90,601
99,848 TPG RE Finance Trust, Inc 845,713
481,487 Two Harbors Investment Corp 1,714,094
1,276 e Value Line, Inc 68,394
23,179 Victory Capital Holdings, Inc 670,337
9,512 Virtus Investment Partners, Inc 1,631,213
184,169 e WisdomTree Investments, Inc 1,000,038
4,913 *,e World Acceptance Corp 399,034
TOTAL DIVERSIFIED FINANCIALS 121,495,435
ENERGY - 7 .0%
40,518 *,e Aemetis, Inc 299,833
103,235 * Alto Ingredients, Inc 426,361
24,421 e Altus Midstream Co 898,204
49,857 * Amplify Energy Corp 493,086
20,739 Arch Resources, Inc 3,158,342
83,978 * Archaea Energy, Inc 2,167,472
177,704 Archrock, Inc 1,334,557
48,656 * Ardmore Shipping Corp 658,316
1,132 * Battalion Oil Corp 14,863
106,676 Berry Petroleum Co LLC 946,216

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
101,756 Bonanza Creek Energy, Inc $ 7,113,762
252,404 * Borr Drilling Ltd 1,239,304
72,452 Brigham Minerals, Inc 2,246,012
30,838 * Bristow Group, Inc 923,290
81,284 Cactus, Inc 4,204,008
103,586 California Resources Corp 4,672,764
67,469 * Callon Petroleum Co 2,965,937
14,358 *,e Centrus Energy Corp 679,277
281,110 ChampionX Corp 8,045,368
225,205 * Clean Energy Fuels Corp 1,511,126
255,554 * CNX Resources Corp 4,295,863
125,993 * Comstock Resources Inc 2,366,149
47,240 CONSOL Energy, Inc 2,977,065
44,477 e Crescent Energy, Inc 612,893
40,154 CVR Energy, Inc 1,568,415
98,899 Delek US Holdings, Inc 2,933,344
68,814 * Denbury, Inc 6,290,288
189,160 DHT Holdings, Inc 1,685,416
139,657 * Diamond Offshore Drilling, Inc 1,375,621
26,507 * DMC Global, Inc 573,611
42,742 Dorian LPG Ltd 772,348
47,574 * Dril-Quip, Inc 1,183,641
60,236 *,e Earthstone Energy, Inc 973,414
14,101 *,e Empire Petroleum Corp 225,616
211,513 *,e Energy Fuels, Inc 1,522,894
563,844 Equitrans Midstream Corp 4,747,566
25,892 e Excelerate Energy, Inc 715,137
37,542 e FLEX LNG Ltd 1,173,187
104,269 * Frank's International NV 1,973,812
173,038 e Frontline Ltd 2,173,357
274,978 *,e Gevo, Inc 618,701
139,130 * Golar LNG Ltd 3,870,597
71,297 * Green Plains Inc 2,059,770
14,993 * Gulfport Energy Operating Corp 1,342,023
199,856 * Helix Energy Solutions Group, Inc 1,398,992
141,412 Helmerich & Payne, Inc 7,001,308
7,922 e HighPeak Energy, Inc 184,741
68,630 International Seaways, Inc 2,910,598
623,857 * Kosmos Energy Ltd 4,048,832
22,825 * Laredo Petroleum, Inc 1,475,636
196,289 * Liberty Oilfield Services, Inc 3,319,247
232,060 Magnolia Oil & Gas Corp 5,959,301
154,908 Matador Resources Co 10,293,637
202,470 Murphy Oil Corp 9,821,820
12,662 * Nabors Industries Ltd 2,203,568
5,622 e Nacco Industries, Inc (Class A) 317,980
55,176 * National Energy Services Reunited Corp 417,131
110,971 * Newpark Resources, Inc 406,154
43,149 * NextDecade Corp 302,043
245,130 * NexTier Oilfield Solutions, Inc 2,470,910
100,055 * Noble Corp plc 3,605,982
265,756 e Nordic American Tankers Ltd 821,186
91,349 Northern Oil and Gas, Inc 3,118,655
56,848 Oasis Petroleum, Inc 8,702,860
139,549 * Oceaneering International, Inc 1,952,291
93,794 * Oil States International, Inc 606,847
68,191 * Par Pacific Holdings, Inc 1,560,210
296,741 Patterson-UTI Energy, Inc 5,237,479
132,260 * PBF Energy, Inc 5,852,505
160,388 * Peabody Energy Corp 3,833,273
28,115 Penn Virginia Corp 1,149,904

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
ENERGY—continued
283,411 * Permian Resources Corp $ 2,768,925
18,205 * ProFrac Holding Corp 398,872
121,961 * ProPetro Holding Corp 1,444,018
22,614 * Rex American Resources Corp 678,194
12,868 Riley Exploration Permian, Inc 374,073
120,703 *,e Ring Energy, Inc 385,043
103,616 RPC, Inc 1,153,246
44,290 * SandRidge Energy, Inc 836,638
66,723 Scorpio Tankers, Inc 3,198,701
96,872 * Select Energy Services, Inc 934,815
152,380 SFL Corp Ltd 1,554,276
16,357 *,e SilverBow Resources, Inc 580,183
15,443 e Sitio Royalties Corp 437,963
166,213 SM Energy Co 7,476,261
46,387 Solaris Oilfield Infrastructure, Inc 631,791
89,739 * Talos Energy, Inc 1,909,646
93,200 * Teekay Corp 364,412
31,910 * Teekay Tankers Ltd 1,004,846
683,454 *,e Tellurian, Inc 1,845,326
164,811 * Tetra Technologies, Inc 814,166
59,353 * Tidewater, Inc 2,012,067
429,239 *,e Uranium Energy Corp 1,807,096
294,910 *,e Ur-Energy, Inc 380,434
97,231 * US Silica Holdings, Inc 1,399,154
145,837 e Vaalco Energy, Inc 751,061
83,498 * Valaris Ltd 5,588,521
65,786 *,e Vertex Energy, Inc 561,155
134,375 * W&T Offshore, Inc 1,019,906
95,858 * Weatherford International Ltd 3,995,361
84,954 World Fuel Services Corp 2,165,477
TOTAL ENERGY 229,473,543
FOOD & STAPLES RETAILING - 0 .6%
43,320 Andersons, Inc 1,527,896
47,312 * Chefs' Warehouse Holdings, Inc 1,733,039
40,985 *,e HF Foods Group Inc 189,760
19,434 Ingles Markets, Inc (Class A) 1,833,987
12,766 Natural Grocers by Vitamin C 146,809
32,900 Pricesmart, Inc 2,104,613
78,429 *,e Rite Aid Corp 409,399
49,304 SpartanNash Co 1,760,646
149,178 * Sprouts Farmers Market, Inc 4,400,751
79,708 * United Natural Foods, Inc 3,380,416
12,578 Village Super Market (Class A) 279,735
22,003 Weis Markets, Inc 2,061,021
TOTAL FOOD & STAPLES RETAILING 19,828,072
FOOD, BEVERAGE & TOBACCO - 1 .9%
236,406 *,e 22nd Century Group, Inc 309,692
8,749 Alico, Inc 267,894
102,772 *,e AppHarvest, Inc 218,904
97,662 e B&G Foods, Inc (Class A) 1,599,704
231,979 *,e Benson Hill, Inc 786,409
85,855 *,e Beyond Meat, Inc 1,347,923
35,958 *,e BRC, Inc 260,695
22,387 Calavo Growers, Inc 774,366
52,434 Cal-Maine Foods, Inc 2,963,045
76,349 * Celsius Holdings, Inc 6,953,867
6,442 Coca-Cola Consolidated Inc 3,137,318
49,037 * Duckhorn Portfolio, Inc 716,921
42,419 Fresh Del Monte Produce, Inc 1,106,288

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
FOOD, BEVERAGE & TOBACCO—continued
106,330 * Hain Celestial Group, Inc $ 1,989,434
185,795 * Hostess Brands, Inc 4,919,852
21,008 J&J Snack Foods Corp 3,100,991
11,636 John B. Sanfilippo & Son, Inc 970,559
26,634 Lancaster Colony Corp 4,801,578
36,466 * Landec Corp 362,837
60,021 *,e Local Bounti Corp 177,662
19,323 MGP Ingredients, Inc 2,165,142
56,715 * Mission Produce, Inc 943,738
32,425 National Beverage Corp 1,537,593
218,606 Primo Water Corp 3,189,462
7,543 * Seneca Foods Corp 476,039
123,946 * Simply Good Foods Co 4,747,132
52,784 * Sovos Brands, Inc 731,586
136,202 * SunOpta, Inc 1,529,548
63,791 *,e Tattooed Chef, Inc 303,007
19,379 Tootsie Roll Industries, Inc 782,718
69,521 * TreeHouse Foods, Inc 3,492,735
19,381 Turning Point Brands, Inc 456,616
32,314 Universal Corp 1,635,412
91,704 Utz Brands, Inc 1,486,522
199,095 Vector Group Ltd 2,114,389
45,240 *,e Vintage Wine Estates, Inc 125,315
38,883 * Vita Coco Co, Inc 398,940
38,697 * Vital Farms, Inc 512,348
58,516 * Whole Earth Brands, Inc 201,880
TOTAL FOOD, BEVERAGE & TOBACCO 63,596,061
HEALTH CARE EQUIPMENT & SERVICES - 7 .4%
245,322 * 1Life Healthcare, Inc 4,195,006
87,511 * Accolade, Inc 943,369
100,141 * AdaptHealth Corp 2,283,215
21,528 * Addus HomeCare Corp 2,204,898
38,179 *,e Agiliti, Inc 666,987
17,003 e AirSculpt Technologies, Inc 115,280
117,726 * Alignment Healthcare, Inc 1,558,692
150,146 * Allscripts Healthcare Solutions, Inc 2,207,146
97,724 * Alphatec Holdings Inc 1,000,694
306,021 * American Well Corp 1,251,626
59,498 * AMN Healthcare Services, Inc 7,466,999
51,827 * Angiodynamics, Inc 730,242
52,157 *,e Apollo Medical Holdings, Inc 1,849,487
95,349 *,e ATI Physical Therapy, Inc 103,930
63,188 * AtriCure, Inc 2,661,479
1,902 Atrion Corp 1,141,790
63,026 * Avanos Medical, Inc 1,396,026
60,420 * Aveanna Healthcare Holdings, Inc 83,984
54,514 * AxoGen, Inc 622,550
67,290 * Axonics Modulation Technologies, Inc 4,921,591
12,207 *,e Babylon Holdings Ltd 5,780
47,095 * BioLife Solutions Inc 1,107,674
44,077 *,e Bioventus, Inc 358,787
254,111 * Brookdale Senior Living, Inc 1,135,876
172,310 *,e Butterfly Network, Inc 844,319
222,263 * Cano Health, Inc 795,702
52,119 * Cardiovascular Systems, Inc 752,598
77,264 *,e CareMax, Inc 543,939
33,263 * Castle Biosciences, Inc 848,872
237,114 * Cerus Corp 867,837
527,952 *,e Clover Health Investments Corp 834,164
179,085 * Community Health Systems, Inc 513,974

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
18,679 * Computer Programs & Systems, Inc $ 603,332
40,235 Conmed Corp 3,207,937
12,073 * Corvel Corp 1,982,507
49,298 * Cross Country Healthcare, Inc 1,828,463
54,426 * CryoLife, Inc 607,394
61,495 * CryoPort, Inc 1,707,101
150,283 * Cue Health, Inc 596,624
23,130 * Cutera, Inc 1,063,286
112,316 * DocGo, Inc 1,111,928
79,928 Embecta Corp 2,471,374
74,214 Ensign Group, Inc 6,662,933
111,693 * Evolent Health, Inc 3,552,954
170,094 *,e Figs, Inc 1,255,294
29,276 * Fulgent Genetics, Inc 1,160,208
63,051 * Glaukos Corp 3,535,270
69,775 * Haemonetics Corp 5,927,386
77,062 * Health Catalyst, Inc 679,687
114,067 * HealthEquity, Inc 8,886,960
33,568 * HealthStream, Inc 829,130
13,709 * Heska Corp 983,758
169,441 * Hims & Hers Health, Inc 769,262
66,141 * Inari Medical, Inc 5,088,227
28,699 * Innovage Holding Corp 177,647
32,057 * Inogen, Inc 726,412
38,707 * Inspire Medical Systems, Inc 7,545,930
44,540 * Integer Holding Corp 2,776,178
329,226 *,e Invitae Corp 849,403
9,882 iRadimed Corp 287,072
40,730 * iRhythm Technologies, Inc 5,192,668
20,600 * Joint Corp 340,312
93,754 * Lantheus Holdings, Inc 6,936,858
26,121 LeMaitre Vascular, Inc 1,133,651
40,695 * LHC Group, Inc 6,800,134
92,752 *,e LifeStance Health Group, Inc 700,278
73,152 * LivaNova plc 3,445,459
112,526 * MEDNAX, Inc 2,183,004
57,408 * Meridian Bioscience, Inc 1,835,334
76,325 * Merit Medical Systems, Inc 5,248,870
7,010 Mesa Laboratories, Inc 926,792
17,595 * ModivCare, Inc 1,710,938
516,118 *,e Multiplan Corp 1,481,259
63,975 *,e Nano-X Imaging Ltd 908,445
16,747 National Healthcare Corp 1,020,227
19,104 National Research Corp 778,106
146,922 * Neogen Corp 1,939,370
47,135 * Nevro Corp 1,807,156
76,577 * NextGen Healthcare, Inc 1,534,603
54,155 *,e Nutex Health, Inc 43,595
72,561 * NuVasive, Inc 3,202,117
60,448 * Omnicell, Inc 4,673,839
48,496 *,e Oncology Institute, Inc 220,172
569,860 *,e Opko Health, Inc 1,082,734
24,770 * OptimizeRx Corp 381,830
215,105 * Option Care Health, Inc 6,509,077
99,167 * OraSure Technologies, Inc 432,368
27,008 * Orthofix Medical Inc 433,748
20,885 * OrthoPediatrics Corp 887,404
67,186 * Outset Medical, Inc 1,044,070
100,044 Owens & Minor, Inc 1,700,748
15,949 *,e Owlet, Inc 15,271
35,677 *,e P3 Health Partners, Inc 176,601

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HEALTH CARE EQUIPMENT & SERVICES—continued
63,692 *,e Paragon 28, Inc $ 1,271,929
119,860 Patterson Cos, Inc 3,112,764
96,231 * Pear Therapeutics, Inc 264,635
37,925 * Pennant Group, Inc 466,857
38,312 * PetIQ, Inc 314,925
68,402 * Phreesia, Inc 1,868,743
62,228 * Privia Health Group, Inc 2,083,393
35,736 * PROCEPT BioRobotics Corp 1,623,486
137,717 *,† Progenics Pharmaceuticals, Inc 0
103,387 * Progyny, Inc 4,597,620
204,996 * Project Roadrunner Parent, Inc 3,620,229
47,757 * Pulmonx Corp 638,034
67,310 * RadNet, Inc 1,286,967
27,302 * RxSight, Inc 339,637
75,568 * Schrodinger, Inc 1,811,365
49,715 * SeaSpine Holdings Corp 319,667
144,362 Select Medical Holdings Corp 3,707,216
181,862 *,e Sema4 Holdings Corp 187,318
630,030 *,e Senseonics Holdings, Inc 743,435
412,986 *,e Sharecare, Inc 792,933
48,797 * Shockwave Medical Inc 14,304,841
46,870 * SI-BONE, Inc 911,153
31,573 *,e Sight Sciences, Inc 247,217
47,746 * Silk Road Medical Inc 2,104,644
20,979 Simulations Plus, Inc 870,629
65,845 * Staar Surgical Co 4,666,435
52,972 * Surgery Partners, Inc 1,440,309
19,020 * SurModics, Inc 649,343
29,850 * Tactile Systems Technology, Inc 222,084
40,881 * Transmedics Group, Inc 1,971,282
46,735 * Treace Medical Concepts, Inc 1,144,073
9,502 * UFP Technologies, Inc 891,763
17,354 US Physical Therapy, Inc 1,541,035
4,768 Utah Medical Products, Inc 426,974
54,113 * Varex Imaging Corp 1,196,438
361,211 *,e VG Acquisition Corp 1,134,203
76,161 *,e Vicarious Surgical, Inc 294,743
198,715 * ViewRay, Inc 852,487
29,033 * Zimvie, Inc 254,619
31,851 e Zynex Inc 363,101
TOTAL HEALTH CARE EQUIPMENT & SERVICES 244,153,734
HOUSEHOLD & PERSONAL PRODUCTS - 1 .0%
137,583 *,e Beauty Health Co 1,572,574
180,178 * BellRing Brands, Inc 4,363,911
13,701 * Central Garden & Pet Co 565,440
55,400 * Central Garden and Pet Co (Class A) 2,168,356
71,046 Edgewell Personal Care Co 2,784,293
65,880 * elf Beauty, Inc 2,849,969
93,075 e Energizer Holdings, Inc 2,688,937
133,514 * Herbalife Nutrition Ltd 2,838,508
91,613 * Honest Co, Inc 303,239
24,498 Inter Parfums, Inc 1,981,398
14,660 Medifast, Inc 1,715,073
18,571 * Nature's Sunshine Products, Inc 156,739
69,405 Nu Skin Enterprises, Inc (Class A) 2,650,577
10,434 * Thorne HealthTech, Inc 50,709
14,647 * USANA Health Sciences, Inc 769,114
89,783 *,e Veru, Inc 1,098,944

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
HOUSEHOLD & PERSONAL PRODUCTS—continued
18,609 e WD-40 Co $ 2,980,417
TOTAL HOUSEHOLD & PERSONAL PRODUCTS 31,538,198
INSURANCE - 2 .1%
59,995 * AMBAC Financial Group, Inc 842,930
99,934 American Equity Investment Life Holding Co 4,305,157
26,646 Amerisafe, Inc 1,556,393
44,257 Argo Group International Holdings Ltd 1,100,672
269,623 *,e Bright Health Group, Inc 277,712
82,191 * BRP Group, Inc 2,330,115
153,836 Conseco, Inc 3,393,622
23,966 Crawford & Co 143,556
21,294 Donegal Group, Inc (Class A) 311,744
34,224 * eHealth, Inc 91,720
37,477 Employers Holdings, Inc 1,634,372
15,490 * Enstar Group Ltd 3,106,055
677,216 * Genworth Financial, Inc (Class A) 3,162,599
25,918 *,e Goosehead Insurance, Inc 1,075,856
36,612 * Greenlight Capital Re Ltd (Class A) 309,005
9,033 e HCI Group, Inc 330,969
22,228 *,e Hippo Holdings, Inc 384,100
57,264 Horace Mann Educators Corp 2,259,637
1,606 Investors Title Co 236,002
48,723 James River Group Holdings Ltd 1,231,230
29,722 Kinsale Capital Group, Inc 9,367,483
64,486 * Lemonade, Inc 1,560,561
65,212 *,e MBIA, Inc 701,681
36,239 Mercury General Corp 1,050,931
2,808 National Western Life Group, Inc 556,040
11,769 * NI Holdings, Inc 159,823
165,092 * Oscar Health, Inc 615,793
32,803 * Palomar Holdings, Inc 2,918,155
73,221 ProAssurance Corp 1,626,238
53,714 RLI Corp 6,986,580
10,785 *,e Root, Inc 91,996
19,016 Safety Insurance Group, Inc 1,653,441
81,738 Selective Insurance Group, Inc 8,016,863
187,708 * Selectquote, Inc 126,515
126,833 * SiriusPoint Ltd 814,268
37,746 Stewart Information Services Corp 1,470,584
35,553 Tiptree Inc 433,036
27,625 * Trean Insurance Group, Inc 101,384
53,838 *,e Trupanion, Inc 2,717,204
29,828 United Fire Group Inc 808,339
35,462 Universal Insurance Holdings, Inc 356,038
TOTAL INSURANCE 70,216,399
MATERIALS - 4 .1%
45,342 *,e 5E Advanced Materials, Inc 606,676
38,039 AdvanSix, Inc 1,383,859
170,574 * Allegheny Technologies, Inc 5,076,282
22,855 Alpha Metallurgical Resources, Inc 3,859,067
41,092 American Vanguard Corp 956,211
275,614 *,e Amyris, Inc 774,475
141,425 * Arconic Corp 2,935,983
42,925 * Aspen Aerogels, Inc 544,289
124,553 Avient Corp 4,295,833
43,809 Balchem Corp 6,124,498
76,461 Cabot Corp 5,618,354
64,370 Carpenter Technology Corp 2,407,438
73,534 * Century Aluminum Co 530,180

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
10,628 Chase Corp $ 1,001,264
21,892 * Clearwater Paper Corp 973,756
386,518 * Coeur Mining, Inc 1,461,038
166,600 Commercial Metals Co 7,580,300
46,239 Compass Minerals International, Inc 1,828,290
172,958 * Constellium SE 1,905,997
71,181 *,e Dakota Gold Corp 245,575
126,852 *,e Danimer Scientific, Inc 332,352
109,249 * Diversey Holdings Ltd 589,945
41,500 FutureFuel Corp 283,860
56,198 Glatfelter Corp 159,040
34,602 Greif, Inc (Class A) 2,290,998
7,377 Greif, Inc (Class B) 522,365
72,518 H.B. Fuller Co 5,055,230
26,964 Hawkins, Inc 1,214,189
17,167 Haynes International, Inc 839,638
769,373 Hecla Mining Co 3,516,035
211,507 *,e Hycroft Mining Holding Corp 145,855
52,720 * Ingevity Corp 3,546,474
33,443 Innospec, Inc 3,343,966
13,999 * Intrepid Potash, Inc 633,455
19,508 * Ivanhoe Electric, Inc 204,054
22,083 Kaiser Aluminum Corp 1,784,086
29,222 Koppers Holdings, Inc 729,381
30,976 Kronos Worldwide, Inc 294,272
222,593 *,e Livent Corp 7,027,261
40,439 * LSB Industries, Inc 712,940
28,014 Materion Corp 2,401,080
44,409 Minerals Technologies, Inc 2,442,939
49,797 Myers Industries, Inc 1,010,381
326,166 * Novagold Resources Inc 1,510,149
214,355 * O-I Glass, Inc 3,496,130
13,023 Olympic Steel, Inc 354,356
136,619 * Origin Materials, Inc 775,996
84,589 Orion Engineered Carbons SA 1,350,040
58,278 Pactiv Evergreen, Inc 635,813
168,768 * Perimeter Solutions S.A. 1,348,456
23,556 * Piedmont Lithium, Inc 1,465,654
45,204 * PolyMet Mining Corp 135,160
102,856 * PQ Group Holdings, Inc 1,023,417
147,583 *,e PureCycle Technologies, Inc 1,220,511
18,669 Quaker Chemical Corp 3,036,326
31,252 Ramaco Resources, Inc 352,835
60,324 * Ranpak Holdings Corp 229,231
89,839 * Rayonier Advanced Materials, Inc 408,767
62,640 * Resolute Forest Products 1,303,538
26,792 Ryerson Holding Corp 898,872
36,097 Schnitzer Steel Industries, Inc (Class A) 974,258
76,239 Schweitzer-Mauduit International, Inc 1,809,914
57,377 Sensient Technologies Corp 4,100,160
29,481 Stepan Co 3,078,996
164,420 * Summit Materials, Inc 4,332,467
116,349 SunCoke Energy, Inc 844,694
48,383 Sylvamo Corp 2,330,609
60,981 * TimkenSteel Corp 1,063,509
35,494 Tredegar Corp 386,530
56,113 Trimas Corp 1,282,182
44,758 e Trinseo plc 842,346
162,463 Tronox Holdings plc 1,949,556
2,821 United States Lime & Minerals, Inc 355,869
3,773 Valhi, Inc 103,078

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MATERIALS—continued
69,397 Warrior Met Coal, Inc $ 2,577,405
43,455 Worthington Industries, Inc 2,066,720
TOTAL MATERIALS 136,832,705
MEDIA & ENTERTAINMENT - 1 .8%
50,595 *,e AdTheorent Holding Co, Inc 107,262
119,692 * Advantage Solutions, Inc 404,559
42,251 * AMC Networks, Inc 951,070
15,863 * Arena Group Holdings, Inc 223,668
30,157 * Boston Omaha Corp 840,476
116,739 * Bumble, Inc 2,965,171
45,935 * Cardlytics, Inc 433,167
140,994 * Cargurus, Inc 2,052,873
88,921 * Cars.com, Inc 1,234,224
146,536 * Cinemark Holdings, Inc 1,554,747
514,235 * Clear Channel 735,356
27,310 * Cumulus Media Inc 201,275
1,684 * Daily Journal Corp 451,733
59,741 * DHI Group, Inc 382,342
148,074 * Entercom Communications Corp 51,174
83,468 Entravision Communications Corp (Class A) 390,630
107,546 * Eventbrite Inc 706,577
29,594 * EverQuote Inc 180,228
77,470 * EW Scripps Co (Class A) 1,099,299
249,377 *,e fuboTV, Inc 912,720
12,214 * Gambling.com Group Ltd 102,353
201,540 * Gannett Co, Inc 292,233
111,923 Gray Television, Inc 1,583,711
170,105 * iHeartMedia, Inc 1,408,469
65,978 * Imax Corp 839,900
106,772 *,e Innovid Corp 399,327
53,517 * Integral Ad Science Holding Corp 450,613
59,799 John Wiley & Sons, Inc (Class A) 2,522,920
43,620 *,e Leafly Holdings, Inc 38,669
12,287 *,e Liberty Braves Group (Class A) 391,833
49,833 * Liberty Braves Group (Class C) 1,552,796
78,321 * Lions Gate Entertainment Corp (Class A) 631,267
161,409 * Lions Gate Entertainment Corp (Class B) 1,225,094
36,074 * Madison Square Garden Entertainment Corp 1,768,708
181,398 * Magnite, Inc 1,322,392
33,377 e Marcus Corp 501,990
32,430 * MediaAlpha, Inc 356,081
55,980 *,e Outbrain, Inc 239,594
110,418 *,e Playstudios, Inc 497,985
59,270 * PubMatic, Inc 1,031,298
70,786 * QuinStreet, Inc 807,668
28,672 * Reservoir Media, Inc 166,298
41,044 Scholastic Corp 1,565,418
55,927 Sinclair Broadcast Group, Inc (Class A) 996,060
427,530 *,e Skillz, Inc 440,356
109,096 * Stagwell, Inc 828,039
37,677 * TechTarget, Inc 2,432,050
303,771 TEGNA, Inc 6,342,739
35,466 * Thryv Holdings, Inc 725,634
129,623 * TrueCar, Inc 233,321
11,707 * Urban One, Inc 70,593
16,827 * Urban One, Inc 83,630
203,242 * Vimeo, Inc 772,320
18,067 * Wejo Group Ltd 19,512
74,392 * WideOpenWest, Inc 1,019,914
93,811 * Yelp, Inc 3,603,281

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
MEDIA & ENTERTAINMENT—continued
62,551 * Ziff Davis Inc $ 4,840,822
107,651 * ZipRecruiter, Inc 1,805,307
TOTAL MEDIA & ENTERTAINMENT 59,788,746
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9 .3%
52,182 * 2seventy bio, Inc 828,650
42,217 * 4D Molecular Therapeutics, Inc 365,599
20,225 *,e Aadi Bioscience, Inc 261,206
281,649 *,e AbCellera Biologics, Inc 3,331,908
54,540 * Absci Corp 172,346
163,130 * Acadia Pharmaceuticals, Inc 2,614,974
90,250 * Aclaris Therapeutics, Inc 1,408,802
61,245 * Adagio Therapeutics, Inc 241,918
155,802 * Adaptive Biotechnologies Corp 1,212,140
39,462 *,e Adicet Bio, Inc 650,728
258,983 *,e ADMA Biologics, Inc 730,332
65,487 * Aerie Pharmaceuticals, Inc 996,712
10,316 * Aerovate Therapeutics, Inc 201,265
198,273 * Affimed NV 348,960
383,559 * Agenus, Inc 962,733
76,307 * Agios Pharmaceuticals, Inc 2,101,495
38,012 * Akero Therapeutics, Inc 1,606,387
21,951 *,e Akoya Biosciences, Inc 301,826
23,945 * Albireo Pharma, Inc 491,351
86,500 * Alector, Inc 795,800
223,962 * Alkermes plc 5,083,937
108,997 *,e Allogene Therapeutics, Inc 1,122,669
43,763 *,e Allovir, Inc 303,278
9,350 * Alpha Teknova, Inc 42,916
18,186 * Alpine Immune Sciences, Inc 107,479
30,055 *,e ALX Oncology Holdings, Inc 364,868
381,651 * Amicus Therapeutics, Inc 3,816,510
134,975 * Amneal Pharmaceuticals, Inc 296,945
53,497 * Amphastar Pharmaceuticals, Inc 1,653,057
47,389 * Amylyx Pharmaceuticals, Inc 1,690,366
6,633 * AN2 Therapeutics, Inc 95,648
28,321 *,e AnaptysBio, Inc 817,061
97,162 *,e Anavex Life Sciences Corp 1,182,462
17,618 * ANI Pharmaceuticals, Inc 679,879
20,311 * Anika Therapeutics, Inc 577,239
129,105 * Apellis Pharmaceuticals, Inc 7,809,561
150,622 *,e Arbutus Biopharma Corp 352,455
37,408 * Arcellx, Inc 878,340
31,160 * Arcturus Therapeutics Holdings, Inc 551,532
71,113 * Arcus Biosciences, Inc 1,811,959
57,016 * Arcutis Biotherapeutics, Inc 1,008,043
140,868 * Arrowhead Pharmaceuticals Inc 4,903,615
67,069 * Arvinas, Inc 3,334,000
123,720 * Atara Biotherapeutics, Inc 576,535
105,147 * Atea Pharmaceuticals, Inc 630,882
47,470 *,e Athira Pharma, Inc 157,126
25,495 * Aura Biosciences, Inc 315,883
182,012 *,e Aurinia Pharmaceuticals, Inc 1,479,758
84,807 * Avid Bioservices, Inc 1,436,631
71,462 * Avidity Biosciences, Inc 1,020,477
40,609 *,e Axsome Therapeutics, Inc 1,833,496
87,026 * Beam Therapeutics, Inc 3,834,366
78,244 * Berkeley Lights, Inc 173,702
251,906 * BioCryst Pharmaceuticals, Inc 3,362,945
43,837 * Biohaven Ltd 726,379
393,253 *,e Bionano Genomics, Inc 920,212

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
26,789 *,e Bioxcel Therapeutics Inc $ 337,273
105,755 *,e Bluebird Bio, Inc 663,084
82,290 * Blueprint Medicines Corp 4,265,914
143,844 *,e Bridgebio Pharma, Inc 1,500,293
56,607 * C4 Therapeutics, Inc 544,559
59,968 *,e Cara Therapeutics, Inc 563,699
71,907 * CareDx, Inc 1,431,668
75,876 * Caribou Biosciences, Inc 739,032
51,462 *,e Cassava Sciences, Inc 1,875,275
130,137 * Catalyst Pharmaceuticals, Inc 1,805,000
61,170 * Celldex Therapeutics, Inc 2,148,902
95,043 * Celularity, Inc 221,450
26,194 *,e Century Therapeutics, Inc 275,037
73,280 * Cerevel Therapeutics Holdings, Inc 2,048,909
114,296 * Chimerix, Inc 202,304
69,506 * Chinook Therapeutics, Inc 1,511,755
25,801 * CinCor Pharma, Inc 867,946
89,565 * Codexis, Inc 503,355
84,436 * Cogent Biosciences, Inc 1,152,551
100,420 * Coherus Biosciences, Inc 873,654
48,337 * Collegium Pharmaceutical, Inc 867,166
118,506 * Corcept Therapeutics, Inc 3,389,272
70,511 * Crinetics Pharmaceuticals, Inc 1,301,633
133,390 * CTI BioPharma Corp 653,611
40,484 *,e Cullinan Oncology, Inc 531,960
158,465 * Cytek Biosciences, Inc 2,459,377
113,126 * Cytokinetics, Inc 4,939,081
38,659 * Day One Biopharmaceuticals, Inc 817,251
62,906 * Deciphera Pharmaceuticals, Inc 1,020,335
135,850 * Denali Therapeutics, Inc 3,896,178
47,309 *,e Design Therapeutics, Inc 738,967
39,607 * DICE Therapeutics, Inc 1,406,445
162,440 * Dynavax Technologies Corp 1,859,938
43,355 * Dyne Therapeutics, Inc 494,247
14,382 * Eagle Pharmaceuticals, Inc 452,602
41,628 *,e Edgewise Therapeutics, Inc 395,882
97,325 *,e Editas Medicine, Inc 1,221,429
57,260 * Eiger BioPharmaceuticals, Inc 292,599
70,201 * Emergent Biosolutions, Inc 1,464,393
27,427 * Enanta Pharmaceuticals, Inc 1,237,232
27,646 *,e Enochian Biosciences Inc 56,121
264,624 *,e EQRx, Inc 1,360,167
90,817 *,e Erasca, Inc 741,975
88,750 *,e Esperion Thereapeutics, Inc 721,537
49,373 * Evolus, Inc 422,633
32,437 *,e EyePoint Pharmaceuticals, Inc 175,160
113,106 * Fate Therapeutics, Inc 2,366,178
121,270 * FibroGen, Inc 1,974,276
28,008 * Foghorn Therapeutics, Inc 244,790
45,403 *,e Fulcrum Therapeutics, Inc 252,441
64,840 * Generation Bio Co 331,981
495,247 *,e Geron Corp 1,099,448
87,373 *,e Gossamer Bio, Inc 969,840
101,597 *,e GreenLight Biosciences Holdings PBC 180,843
186,165 * Halozyme Therapeutics, Inc 8,900,549
36,193 * Harmony Biosciences Holdings, Inc 1,882,036
145,136 *,e Heron Therapeutics, Inc 558,774
18,113 * HilleVax, Inc 387,256
24,625 *,e Humacyte, Inc 84,833
34,554 * Icosavax, Inc 118,520
48,776 * Ideaya Biosciences, Inc 823,827

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
13,418 *,e IGM Biosciences, Inc $ 268,360
34,907 *,e Imago Biosciences, Inc 593,419
111,459 *,e ImmunityBio, Inc 613,024
298,473 * Immunogen, Inc 1,772,930
49,942 * Immunovant, Inc 559,350
38,245 * Inhibrx, Inc 1,230,724
84,663 * Innoviva, Inc 1,148,030
22,231 *,e Inotiv, Inc 461,960
346,227 *,e Inovio Pharmaceuticals, Inc 747,850
165,215 * Insmed, Inc 2,861,524
97,000 *,e Instil Bio, Inc 320,100
103,225 * Intellia Therapeutics, Inc 5,448,215
33,587 *,e Intercept Pharmaceuticals, Inc 465,852
125,087 * Intra-Cellular Therapies, Inc 5,712,723
208,717 * Iovance Biotherapeutics, Inc 1,949,417
185,623 * Ironwood Pharmaceuticals, Inc 2,030,716
33,162 * iTeos Therapeutics, Inc 645,996
160,768 * IVERIC bio, Inc 3,845,571
25,197 *,e Janux Therapeutics, Inc 455,562
51,612 * Jounce Therapeutics, Inc 112,514
32,824 * KalVista Pharmaceuticals Inc 166,418
40,847 * Karuna Therapeutics, Inc 8,959,381
106,245 * Karyopharm Therapeutics, Inc 505,726
25,105 * Keros Therapeutics, Inc 1,263,786
73,473 * Kezar Life Sciences, Inc 552,150
43,001 * Kiniksa Pharmaceuticals Ltd 491,071
40,933 *,e Kinnate Biopharma, Inc 345,065
49,058 * Kodiak Sciences, Inc 352,236
51,601 * Kronos Bio, Inc 152,739
29,146 * Krystal Biotech Inc 2,229,669
84,976 * Kura Oncology, Inc 1,318,828
51,376 * Kymera Therapeutics, Inc 1,558,748
106,290 * Lexicon Pharmaceuticals, Inc 228,523
21,024 * Ligand Pharmaceuticals, Inc (Class B) 1,842,754
66,537 *,e Liquidia Corp 325,366
233,430 *,e Lyell Immunopharma, Inc 1,372,568
82,943 * MacroGenics, Inc 424,668
17,160 * Madrigal Pharmaceuticals, Inc 1,215,271
336,430 *,e MannKind Corp 1,137,133
121,346 *,e MaxCyte, Inc 839,714
34,740 * Medpace Holdings, Inc 7,711,585
38,773 * MeiraGTx Holdings plc 281,880
122,354 * Mersana Therapeutics, Inc 961,702
147,691 *,e MiMedx Group, Inc 437,165
25,173 * Mirum Pharmaceuticals, Inc 567,651
41,302 * Monte Rosa Therapeutics, Inc 379,978
35,874 * Morphic Holding, Inc 1,004,831
110,028 * Myriad Genetics, Inc 2,281,981
65,874 * NanoString Technologies, Inc 689,042
66,458 *,e Nautilus Biotechnology, Inc 164,151
256,048 * Nektar Therapeutics 962,740
178,636 * NeoGenomics, Inc 1,358,527
54,749 * NGM Biopharmaceuticals Inc 292,360
45,244 *,e Nkarta, Inc 570,527
62,887 * Nurix Therapeutics, Inc 800,552
23,600 *,e Nuvalent, Inc 842,756
162,547 *,e Nuvation Bio, Inc 357,603
281,776 *,e Ocugen, Inc 484,655
109,895 * Ocular Therapeutix, Inc 396,721
99,130 * Organogenesis Holdings Inc 325,146
146,573 *,e Outlook Therapeutics, Inc 170,025

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
306,740 *,e Pacific Biosciences of California, Inc $ 2,588,886
61,281 * Pacira BioSciences Inc 3,171,905
39,406 *,e Pardes Biosciences, Inc 47,287
11,657 *,e PepGen, Inc 143,148
32,352 *,e Phathom Pharmaceuticals, Inc 342,931
28,478 Phibro Animal Health Corp 418,342
52,216 *,e PMV Pharmaceuticals, Inc 642,779
95,335 * Point Biopharma Global, Inc 889,476
48,161 * Praxis Precision Medicines, Inc 94,877
148,497 * Precigen, Inc 240,565
67,929 * Prestige Consumer Healthcare, Inc. 3,700,772
41,547 * Prometheus Biosciences, Inc 2,182,048
64,744 * Protagonist Therapeutics, Inc 524,426
48,719 * Prothena Corp plc 2,993,295
85,790 *,e Provention Bio, Inc 595,383
96,269 * PTC Therapeutics, Inc 3,640,894
47,125 * Quanterix Corp 521,674
130,597 *,e Quantum-Si, Inc 395,709
22,091 *,e Rallybio Corp 211,190
36,290 * RAPT Therapeutics, Inc 791,848
37,861 *,e Reata Pharmaceuticals, Inc 1,219,124
183,815 *,e Recursion Pharmaceuticals, Inc 1,939,248
55,718 * REGENXBIO, Inc 1,318,845
103,761 * Relay Therapeutics, Inc 2,305,569
37,055 *,e Relmada Therapeutics, Inc 236,781
56,453 * Replimune Group, Inc 1,036,477
97,890 * Revance Therapeutics, Inc 2,183,926
103,986 * REVOLUTION Medicines, Inc 2,106,756
267,513 * Rigel Pharmaceuticals, Inc 194,910
62,195 * Rocket Pharmaceuticals, Inc 1,160,559
70,834 * Sage Therapeutics, Inc 2,667,608
120,462 *,e Sana Biotechnology, Inc 698,680
177,702 * Sangamo Therapeutics Inc 780,112
86,813 * Science 37 Holdings, Inc 125,879
72,739 * Seer, Inc 569,546
96,729 * Seres Therapeutics, Inc 857,019
65,159 SIGA Technologies, Inc 598,811
76,382 *,e Singular Genomics Systems, Inc 203,176
208,538 * SomaLogic, Inc 723,627
540,904 *,e Sorrento Therapeutics, Inc 849,219
46,867 * SpringWorks Therapeutics, Inc 1,125,277
29,887 * Stoke Therapeutics, Inc 443,822
68,311 * Supernus Pharmaceuticals, Inc 2,341,018
67,890 * Sutro Biopharma, Inc 497,634
74,138 * Syndax Pharmaceuticals, Inc 1,702,208
64,979 *,e Tango Therapeutics, Inc 522,431
25,346 * Tarsus Pharmaceuticals, Inc 466,873
40,959 *,e Tenaya Therapeutics, Inc 109,770
176,130 * TG Therapeutics, Inc 1,025,077
83,764 * Theravance Biopharma, Inc 835,127
21,024 * Theseus Pharmaceuticals, Inc 113,109
84,367 * Travere Therapeutics, Inc 1,829,077
76,783 * Twist Bioscience Corp 2,520,786
18,400 *,e Tyra Biosciences, Inc 127,328
77,049 * Vanda Pharmaceuticals, Inc 806,703
176,407 *,e Vaxart Inc 294,600
92,473 * Vaxcyte, Inc 4,032,748
291,530 *,e VBI Vaccines, Inc 209,931
29,187 * Ventyx Biosciences, Inc 944,783
19,644 * Vera Therapeutics, Inc 366,164
100,066 * Veracyte, Inc 2,012,327

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES—continued
65,311 * Vericel Corp $ 1,755,560
61,453 *,e Verve Therapeutics, Inc 2,316,778
100,162 * Vir Biotechnology, Inc 2,201,561
33,696 * Viridian Therapeutics, Inc 670,550
272,139 * VistaGen Therapeutics, Inc 36,086
78,476 * Xencor, Inc 2,197,328
185,451 *,e Xeris Biopharma Holdings, Inc 296,722
50,449 * Y-mAbs Therapeutics, Inc 182,121
65,677 * Zentalis Pharmaceuticals, Inc 1,647,836
83,039 *,† Zogenix, Inc 56,467
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 308,370,124
REAL ESTATE - 6 .3%
129,596 Acadia Realty Trust 1,810,456
108,651 Agree Realty Corp 7,464,324
95,919 Alexander & Baldwin, Inc 1,868,502
2,930 Alexander's, Inc 688,228
68,188 American Assets Trust, Inc 1,873,806
187,059 American Finance Trust, Inc 1,279,484
199,310 Apartment Investment and Management Co 1,582,521
293,529 Apple Hospitality REIT, Inc 5,025,216
93,037 Armada Hoffler Properties, Inc 1,087,603
38,707 * Ashford Hospitality Trust, Inc 314,301
4,870 * Bluerock Homes Trust, Inc 123,211
95,713 BraeMar Hotels & Resorts, Inc 471,865
236,646 Brandywine Realty Trust 1,552,398
231,378 Broadstone Net Lease, Inc 3,965,819
16,742 Brt Realty Trust 371,003
133,256 CareTrust REIT, Inc 2,489,222
37,231 CBL & Associates Properties, Inc 1,069,647
21,424 Centerspace 1,484,683
66,980 * Chatham Lodging Trust 868,731
54,938 City Office REIT, Inc 583,442
13,183 Clipper Realty, Inc 93,467
33,133 Community Healthcare Trust, Inc 1,146,402
382,619 *,e Compass, Inc 1,010,114
155,233 Corporate Office Properties Trust 4,136,959
22,758 CTO Realty Growth, Inc 457,436
214,793 * Cushman & Wakefield plc 2,480,859
282,569 DiamondRock Hospitality Co 2,639,194
226,097 DigitalBridge Group, Inc 2,894,042
332,930 Diversified Healthcare Trust 452,785
191,687 *,e Doma Holdings, Inc 104,009
109,262 Douglas Elliman, Inc 504,790
126,289 Easterly Government Properties, Inc 2,196,166
181,558 Empire State Realty Trust, Inc 1,338,082
144,562 Equity Commonwealth 3,781,742
191,867 Essential Properties Realty Trust, Inc 4,128,978
94,388 e eXp World Holdings Inc 1,246,865
63,919 Farmland Partners, Inc 895,505
20,795 * Forestar Group, Inc 240,806
110,826 Four Corners Property Trust, Inc 2,839,362
144,551 Franklin Street Properties Corp 416,307
8,758 * FRP Holdings, Inc 530,998
57,502 Getty Realty Corp 1,810,738
53,876 Gladstone Commercial Corp 947,679
45,018 Gladstone Land Corp 916,116
88,786 Global Medical REIT, Inc 811,504
144,302 Global Net Lease, Inc 1,767,699
46,084 Hersha Hospitality Trust 421,669
308,573 Independence Realty Trust, Inc 5,171,683

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
REAL ESTATE—continued
7,062 Indus Realty Trust, Inc $ 365,741
90,707 Industrial Logistics Properties Trust 424,509
37,753 Innovative Industrial Properties, Inc 4,081,099
94,443 InvenTrust Properties Corp 2,379,964
92,401 iStar Inc 968,362
163,678 Kennedy-Wilson Holdings, Inc 2,718,692
299,316 Kite Realty Group Trust 5,878,566
382,498 Lexington Realty Trust 3,702,581
55,220 LTC Properties, Inc 2,135,357
290,290 Macerich Co 3,230,928
120,337 * Mack-Cali Realty Corp 1,904,935
34,558 Marcus & Millichap, Inc 1,273,117
58,707 National Health Investors, Inc 3,328,687
83,107 NETSTREIT Corp 1,564,074
190,756 Newmark Group, Inc 1,562,292
31,916 NexPoint Residential Trust, Inc 1,455,370
30,000 *,e Offerpad Solutions, Inc 29,235
66,023 Office Properties Income Trust 1,010,152
22,032 One Liberty Properties, Inc 496,601
79,594 Orion Office REIT, Inc 745,796
198,978 Outfront Media, Inc 3,591,553
265,421 Paramount Group, Inc 1,717,274
180,073 Pebblebrook Hotel Trust 2,888,371
160,715 Phillips Edison & Co, Inc 4,843,950
307,552 Physicians Realty Trust 4,631,733
171,598 Piedmont Office Realty Trust, Inc 1,793,199
52,730 Plymouth Industrial REIT, Inc 972,341
24,761 Postal Realty Trust, Inc 388,252
108,704 PotlatchDeltic Corp 4,836,241
23,216 Re/Max Holdings, Inc 451,783
154,521 * Realogy Holdings Corp 1,148,091
150,429 *,e Redfin Corp 723,563
165,241 Retail Opportunities Investment Corp 2,392,690
217,419 RLJ Lodging Trust 2,645,989
20,232 RMR Group, Inc 553,750
116,491 RPT Realty 1,083,366
74,080 Ryman Hospitality Properties 6,587,194
315,022 Sabra Healthcare REIT, Inc 4,303,201
29,119 Safehold, Inc 851,731
16,118 Saul Centers, Inc 660,032
219,944 Service Properties Trust 1,783,746
268,321 SITE Centers Corp 3,321,814
47,301 e St. Joe Co 1,680,605
248,186 STAG Industrial, Inc 7,840,196
8,230 Stratus Properties, Inc 243,279
150,610 Summit Hotel Properties, Inc 1,301,270
288,453 Sunstone Hotel Investors, Inc 3,216,251
135,737 Tanger Factory Outlet Centers, Inc 2,444,623
28,845 * Tejon Ranch Co 488,634
102,143 Terreno Realty Corp 5,836,451
1,743 * Transcontinental Realty Investors, Inc 71,620
69,115 UMH Properties, Inc 1,212,277
330,016 Uniti Group, Inc 2,560,924
16,723 Universal Health Realty Income Trust 813,908
159,447 Urban Edge Properties 2,251,392
40,891 Urstadt Biddle Properties, Inc (Class A) 766,297
121,868 Washington REIT 2,326,460
62,723 Whitestone REIT 590,223
157,900 Xenia Hotels & Resorts, Inc 2,696,932
TOTAL REAL ESTATE 209,123,682

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING - 2 .9%
36,380 * 1-800-FLOWERS.COM, Inc (Class A) $ 265,210
28,633 * 1stdibs.com, Inc 193,845
44,172 Aaron's Co, Inc 460,272
69,194 * Abercrombie & Fitch Co (Class A) 1,216,431
113,220 Academy Sports & Outdoors, Inc 4,985,077
14,388 * aka Brands Holding Corp 29,352
209,256 American Eagle Outfitters, Inc 2,377,148
8,391 * America's Car-Mart, Inc 573,609
116,988 Arko Corp 1,199,127
30,416 * Asbury Automotive Group, Inc 4,798,124
166,909 *,e BARK, Inc 305,444
100,445 *,e Bed Bath & Beyond, Inc 459,034
29,233 e Big 5 Sporting Goods Corp 376,813
39,199 e Big Lots, Inc 739,685
40,167 * Boot Barn Holdings, Inc 2,281,486
81,493 * Boxed, Inc 40,738
41,887 Buckle, Inc 1,647,416
19,768 Build-A-Bear Workshop, Inc 347,719
48,727 Caleres, Inc 1,331,709
53,948 Camping World Holdings, Inc 1,501,373
59,900 * CarParts.com, Inc 280,332
22,602 Cato Corp (Class A) 269,190
165,428 * Chico's FAS, Inc 972,717
18,530 * Children's Place, Inc 750,094
10,704 * Citi Trends, Inc 242,018
18,024 * Conn's, Inc 147,977
42,895 * Container Store Group, Inc 232,920
811,536 *,e ContextLogic, Inc 635,433
77,512 Designer Brands, Inc 1,180,508
76,705 * Destination XL Group, Inc 512,389
5,546 e Dillard's, Inc (Class A) 1,823,469
20,264 * Duluth Holdings, Inc 176,297
92,293 *,e EVgo, Inc 683,891
70,212 *,e Express Parent LLC 85,659
110,997 Foot Locker, Inc 3,518,605
38,340 Franchise Group, Inc 1,163,619
44,369 * Funko, Inc 916,220
18,260 * Genesco, Inc 858,950
21,193 Group 1 Automotive, Inc 3,666,389
32,196 *,e Groupon, Inc 237,285
80,682 *,e GrowGeneration Corp 288,035
43,647 e Guess?, Inc 741,126
20,154 e Haverty Furniture Cos, Inc 535,693
17,930 Hibbett Sports, Inc 1,119,191
18,169 JOANN, Inc 96,114
22,463 * Lands' End, Inc 235,412
33,773 * Liquidity Services, Inc 580,220
23,158 *,e Lulu's Fashion Lounge Holdings, Inc 144,969
41,895 * Lumber Liquidators, Inc 348,566
29,604 * MarineMax, Inc 956,505
43,664 Monro Muffler, Inc 2,084,956
29,645 e Murphy USA, Inc 9,323,649
108,441 * National Vision Holdings, Inc 4,016,655
58,318 * ODP Corp 2,307,643
15,384 * OneWater Marine, Inc 507,672
59,043 * Overstock.com, Inc 1,372,750
153,715 *,e Party City Holdco, Inc 259,778
29,033 e PetMed Express, Inc 618,984
113,284 *,e Porch Group, Inc 154,066
64,200 * Poshmark, Inc 1,146,612
122,870 * Quotient Technology, Inc 302,260

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
RETAILING—continued
487,538 Qurate Retail Group, Inc QVC Group $ 1,140,839
108,626 *,e RealReal, Inc 183,578
65,513 *,e Rent the Runway, Inc 127,750
74,293 Rent-A-Center, Inc 1,549,009
55,994 *,e Revolve Group, Inc 1,343,856
12,705 * RumbleON, Inc 207,981
143,817 * Sally Beauty Holdings, Inc 1,827,914
24,101 Shoe Carnival, Inc 577,942
33,713 Shutterstock, Inc 1,686,661
63,235 Signet Jewelers Ltd 4,125,451
28,674 * Sleep Number Corp 795,417
28,323 Sonic Automotive, Inc (Class A) 1,324,100
59,219 * Sportsman's Warehouse Holdings, Inc 531,787
115,618 * Stitch Fix Inc 462,472
82,384 *,e ThredUp, Inc 101,332
34,197 Tilly's, Inc 302,985
19,891 *,e Torrid Holdings, Inc 98,063
16,636 * TravelCenters of America, Inc 1,057,717
88,690 *,e Urban Outfitters, Inc 2,116,143
34,551 *,e Vivid Seats, Inc 283,318
171,436 *,e Volta, Inc 190,294
111,772 * Warby Parker, Inc 1,793,941
8,228 Weyco Group, Inc 212,529
3,974 Winmark Corp 1,000,017
46,460 *,e Xometry, Inc 2,790,388
21,845 * Zumiez, Inc 489,983
TOTAL RETAILING 96,945,897
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2 .3%
61,906 * ACM Research, Inc 396,198
30,740 * Alpha & Omega Semiconductor Ltd 1,006,735
50,195 * Ambarella, Inc 2,747,172
137,027 Amkor Technology, Inc 2,848,791
28,637 *,e Atomera, Inc 258,019
44,784 * Axcelis Technologies, Inc 2,597,472
56,094 * AXT, Inc 254,667
32,245 * Ceva, Inc 891,897
16 *,† China Energy Savings Technology, Inc 0
66,450 * Cohu, Inc 2,187,534
127,890 * Credo Technology Group Holding Ltd 1,757,209
10,013 * CyberOptics Corp 540,402
61,444 * Diodes, Inc 4,403,691
106,092 * Formfactor, Inc 2,144,119
37,652 * Ichor Holdings Ltd 957,867
29,031 * Impinj, Inc 3,327,824
139,359 *,e indie Semiconductor, Inc 1,089,787
78,321 e Kulicke & Soffa Industries, Inc 3,284,783
69,211 * MACOM Technology Solutions Holdings, Inc 4,005,241
99,663 * MaxLinear, Inc 3,077,593
67,778 * Nanometrics, Inc 4,530,282
41,641 * PDF Solutions, Inc 981,895
82,717 * Photronics, Inc 1,341,670
77,786 Power Integrations, Inc 5,189,104
150,748 * Rambus, Inc 4,546,560
44,961 * Rigetti Computing, Inc 94,418
142,445 *,e Rockley Photonics Holdings Ltd 72,661
86,695 * Semtech Corp 2,400,585
46,633 * Silicon Laboratories, Inc 5,359,064
22,475 * SiTime Corp 2,018,480
10,225 *,e SkyWater Technology, Inc 82,925
65,006 * SMART Global Holdings, Inc 879,531

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—continued
113,509 *,e SunPower Corp $ 2,098,781
54,838 * Synaptics, Inc 4,858,647
29,962 * Transphorm, Inc 206,738
61,058 * Ultra Clean Holdings 1,899,514
69,232 * Veeco Instruments, Inc 1,262,099
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 75,599,955
SOFTWARE & SERVICES - 6 .8%
166,946 *,e 8x8, Inc 706,182
89,862 A10 Networks, Inc 1,509,682
158,810 * ACI Worldwide, Inc 3,863,847
145,042 Adeia, Inc 1,621,570
26,318 * Agilysys, Inc 1,688,826
65,843 * Alarm.com Holdings, Inc 3,874,202
50,009 * Alkami Technology, Inc 792,643
71,950 * Altair Engineering, Inc 3,529,148
48,611 American Software, Inc (Class A) 832,706
78,133 *,e Amplitude, Inc 1,312,634
26,352 * Appfolio, Inc 3,303,750
54,431 *,e Appian Corp 2,657,321
11,267 *,e Applied Blockchain, Inc 25,351
23,647 *,e Arteris, Inc 131,004
100,317 *,e Asana, Inc 2,066,530
182,154 *,e AvePoint, Inc 796,013
196,719 * AvidXchange Holdings, Inc 1,790,143
39,105 * Benefitfocus, Inc 275,690
90,489 * BigCommerce Holdings, Inc 1,344,667
64,279 * Blackbaud, Inc 3,516,061
75,918 * Blackline, Inc 4,251,408
258,384 *,e Blend Labs, Inc 648,544
191,656 * Box, Inc 5,567,607
68,796 Bread Financial Holdings, Inc 2,484,224
52,707 * Brightcove, Inc 353,137
134,265 * BTRS Holdings, Inc 1,267,462
96,290 *,e C3.ai, Inc 1,262,362
81,678 * Cantaloupe, Inc 273,621
17,462 Cass Information Systems, Inc 747,024
63,698 *,e Cerberus Cyber Sentinel Corp 220,395
50,945 * Cerence Inc 876,254
39,236 * ChannelAdvisor Corp 903,997
54,565 *,e Cipher Mining, Inc 55,111
57,378 *,e Cleanspark, Inc 199,675
84,875 *,e Clear Secure, Inc 2,293,323
60,385 * Commvault Systems, Inc 3,676,843
236,633 * Conduent, Inc 974,928
22,286 * Consensus Cloud Solutions, Inc 1,251,136
37,025 * Couchbase, Inc 473,920
31,049 * CS Disco, Inc 332,845
43,126 CSG Systems International, Inc 2,788,958
63,986 *,e Cvent Holding Corp 374,318
49,348 * Cyxtera Technologies, Inc 119,422
19,558 *,e Digimarc Corp 319,578
127,065 * Digital Turbine, Inc 1,855,149
96,427 * DigitalOcean Holdings, Inc 3,463,658
41,771 * Domo, Inc 738,094
108,079 * Duck Creek Technologies, Inc 1,290,463
276,112 *,e E2open Parent Holdings, Inc 1,609,733
36,372 e Ebix, Inc 719,802
32,005 * eGain Corp 257,640
34,478 * Enfusion, Inc 488,553
48,560 * EngageSmart, Inc 953,718

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
74,849 * Envestnet, Inc $ 3,690,804
53,523 * Everbridge, Inc 1,676,876
33,468 * EverCommerce, Inc 291,506
86,072 EVERTEC, Inc 3,082,238
65,468 * Evo Payments, Inc 2,205,617
44,408 * ExlService Holdings, Inc 8,075,595
157,389 *,e Fastly, Inc 1,336,233
77,092 * Flywire Corp 1,692,169
40,463 * ForgeRock, Inc 912,845
18,115 *,e Greenidge Generation Holdings, Inc 17,611
64,393 * Grid Dynamics Holdings, Inc 876,389
36,361 Hackett Group, Inc 794,124
28,943 * I3 Verticals, Inc 629,800
8,594 * IBEX Ltd 165,263
49,632 Information Services Group, Inc 269,502
23,999 *,e Instructure Holdings, Inc 566,856
19,278 *,e Intapp, Inc 432,984
41,539 InterDigital, Inc 2,071,550
45,505 * International Money Express Inc 1,230,000
90,684 * IronNet, Inc 64,386
41,840 * Kaleyra, Inc 35,987
99,879 * KnowBe4, Inc 2,455,026
153,125 *,e Latch, Inc 205,188
191,666 * Limelight Networks, Inc 515,582
98,268 * Liveperson, Inc 1,038,693
89,139 * LiveRamp Holdings, Inc 1,636,592
12,391 *,e LiveVox Holdings, Inc 38,536
148,654 *,e Marathon Digital Holdings, Inc 1,948,854
593,963 * Marqeta, Inc 4,680,428
300,861 *,e Matterport, Inc 1,050,005
83,172 MAXIMUS, Inc 5,129,217
31,294 * MeridianLink, Inc 563,292
12,743 *,e MicroStrategy, Inc (Class A) 3,408,880
59,675 * Mitek Systems, Inc 674,924
51,242 *,e Model N, Inc 1,947,196
126,646 * MoneyGram International, Inc 1,341,181
89,727 * N-Able, Inc 971,743
93,916 *,e NextNav, Inc 322,132
124,676 *,e Olo, Inc 1,098,396
58,089 * ON24, Inc 472,844
53,118 * OneSpan, Inc 583,767
118,621 * Pagerduty, Inc 2,958,408
121,960 * Paya Holdings, Inc 980,558
301,316 * Payoneer Global, Inc 2,335,199
473,090 *,e Paysafe Ltd 690,711
46,584 * Perficient, Inc 3,119,731
23,054 *,e PFSweb, Inc 220,627
25,156 *,e Priority Technology Holdings Inc 129,050
60,341 Progress Software Corp 3,079,201
57,434 * PROS Holdings, Inc 1,432,978
76,512 * Q2 Holdings, Inc 2,374,933
52,706 * Qualys, Inc 7,513,767
80,728 *,e Rackspace Technology, Inc 415,749
80,798 * Rapid7, Inc 3,657,725
131,228 * Remitly Global, Inc 1,524,869
123,186 * Repay Holdings Corp 750,203
68,658 * Rimini Street, Inc 385,171
178,610 * Riot Blockchain, Inc 1,230,623
453,137 * Sabre Corp 2,632,726
42,689 Sapiens International Corp NV 839,693
13,501 * SecureWorks Corp 110,438

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
SOFTWARE & SERVICES—continued
11,953 * ShotSpotter, Inc $ 454,214
67,188 * SolarWinds Corp 626,864
63,616 * Sprout Social, Inc 3,837,953
49,457 * SPS Commerce, Inc 6,257,300
41,309 *,e Squarespace, Inc 917,473
382,950 * StoneCo Ltd 4,020,975
158,027 * Sumo Logic, Inc 1,218,388
175,766 * SVMK, Inc 1,363,944
75,208 * Telos Corp 797,205
149,863 * Tenable Holdings, Inc 6,090,432
30,573 * Terawulf, Inc 34,853
25,716 TTEC Holdings, Inc 1,143,591
13,579 *,e Tucows, Inc 610,376
93,710 * Unisys Corp 796,535
40,708 * Upland Software, Inc 327,292
66,026 * UserTesting, Inc 488,592
150,433 * Varonis Systems, Inc 4,027,091
88,218 * Verint Systems, Inc 3,125,564
43,830 *,e Veritone, Inc 324,780
194,010 * Verra Mobility Corp 3,311,751
17,360 * Viant Technology, Inc 79,162
43,626 * Weave Communications, Inc 239,943
100,235 *,e WM Technology, Inc 205,482
65,297 * Workiva, Inc 5,080,760
163,785 * Yext, Inc 871,336
152,483 *,e Zeta Global Holdings Corp 1,271,708
161,837 * Zuora Inc 1,244,527
TOTAL SOFTWARE & SERVICES 224,082,134
TECHNOLOGY HARDWARE & EQUIPMENT - 3 .7%
170,000 * 3D Systems Corp 1,501,100
30,205 *,e 908 Devices, Inc 482,978
96,904 ADTRAN Holdings, Inc 2,176,464
51,140 Advanced Energy Industries, Inc 4,022,161
136,154 *,e Aeva Technologies, Inc 272,308
37,087 *,e AEye, Inc 32,284
77,848 *,e Akoustis Technologies, Inc 259,234
119,370 * Arlo Technologies, Inc 614,755
15,093 * Aviat Networks, Inc 492,937
49,533 * Avid Technology, Inc 1,361,662
39,699 Badger Meter, Inc 4,465,344
58,681 Belden CDT, Inc 4,085,958
48,952 Benchmark Electronics, Inc 1,389,747
77,679 * Calix, Inc 5,720,282
15,390 * Cambium Networks Corp 297,796
53,715 *,e Casa Systems, Inc 169,202
66,552 *,e Cepton, Inc 146,414
15,860 * Clearfield, Inc 1,926,514
278,492 * CommScope Holding Co, Inc 3,687,234
11,162 *,e CompoSecure, Inc 59,605
37,852 Comtech Telecommunications Corp 418,265
53,537 *,e Corsair Gaming, Inc 738,811
43,276 CTS Corp 1,710,268
29,302 * Diebold, Inc 72,962
46,873 * Digi International, Inc 1,890,388
19,584 * DZS, Inc 311,190
78,672 *,e Eastman Kodak Co 420,895
35,831 * ePlus, Inc 1,745,686
117,515 * Evolv Technologies Holdings, Inc 344,319
170,226 * Extreme Networks, Inc 3,053,854
50,772 * Fabrinet 5,808,317

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TECHNOLOGY HARDWARE & EQUIPMENT—continued
25,759 * FARO Technologies, Inc $ 752,420
24,715 *,e Focus Universal, Inc 251,599
126,098 * Harmonic, Inc 1,948,214
32,348 * Identiv, Inc 389,793
264,557 *,e Infinera Corp 1,484,165
130,514 *,e Inseego Corp 294,962
42,848 * Insight Enterprises, Inc 4,049,564
166,324 *,e IonQ, Inc 979,648
61,222 * Itron, Inc 2,993,144
33,585 * Kimball Electronics, Inc 694,202
130,358 * Knowles Corp 1,792,422
151,156 *,e Lightwave Logic, Inc 1,280,291
50,544 Methode Electronics, Inc 2,083,929
222,042 *,e Microvision, Inc 812,674
191,285 * Mirion Technologies, Inc 1,545,583
40,666 * Napco Security Technologies, Inc 1,155,728
39,595 * Netgear, Inc 778,042
94,193 * Netscout Systems, Inc 3,383,413
64,894 * nLight, Inc 698,908
48,930 * Novanta, Inc 6,918,702
47,801 *,e Ondas Holdings, Inc 191,204
23,045 * OSI Systems, Inc 1,893,838
186,294 *,e Ouster, Inc 232,868
37,135 *,e PAR Technology Corp 1,068,745
15,952 PC Connection, Inc 847,689
37,725 * Plexus Corp 3,712,140
82,300 * Ribbon Communications, Inc 218,095
25,686 * Rogers Corp 6,044,686
79,212 * Sanmina Corp 4,439,833
35,769 * Scansource, Inc 1,108,124
169,690 *,e SmartRent, Inc 466,648
62,566 * Super Micro Computer, Inc 4,353,968
141,677 * TTM Technologies, Inc 2,169,075
23,429 * Turtle Beach Corp 182,746
272,220 *,e Velodyne Lidar, Inc 268,817
310,105 * Viavi Solutions, Inc 4,682,586
180,008 Vishay Intertechnology, Inc 3,763,967
16,057 * Vishay Precision Group, Inc 541,924
157,993 Xerox Holdings Corp 2,311,438
58,016 * Xperi, Inc 810,484
TOTAL TECHNOLOGY HARDWARE & EQUIPMENT 123,275,212
TELECOMMUNICATION SERVICES - 0 .8%
25,303 * Anterix, Inc 970,370
16,039 ATN International, Inc 691,602
33,774 * Bandwidth Inc 400,897
181,053 *,e Charge Enterprises, Inc 401,938
59,179 Cogent Communications Group, Inc 3,107,489
105,124 * Consolidated Communications Holdings, Inc 543,491
46,178 * EchoStar Corp (Class A) 871,379
906,553 *,e Globalstar, Inc 1,967,220
69,407 * Gogo, Inc 986,967
18,230 * IDT Corp (Class B) 475,074
174,908 * Iridium Communications, Inc 9,013,009
49,275 *,e KORE Group Holdings, Inc 150,781
56,787 * Liberty Latin America Ltd (Class A) 441,803
204,596 * Liberty Latin America Ltd (Class C) 1,593,803
34,046 * Ooma, Inc 552,567
103,088 * Radius Global Infrastructure, Inc 963,873
67,527 Shenandoah Telecom Co 1,530,162
139,750 Telephone & Data Systems, Inc 2,375,750

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
TELECOMMUNICATION SERVICES—continued
19,974 * US Cellular Corp $ 622,590
TOTAL TELECOMMUNICATION SERVICES 27,660,765
TRANSPORTATION - 1 .5%
82,248 * Air Transport Services Group, Inc 2,401,642
20,906 * Allegiant Travel Co 1,568,995
32,996 ArcBest Corp 2,620,872
38,244 * Atlas Air Worldwide Holdings, Inc 3,867,998
71,530 * Blade Air Mobility, Inc 321,885
67,157 Costamare, Inc 633,962
13,322 Covenant Transportation Group, Inc 504,105
58,964 * Daseke, Inc 351,426
18,943 e Eagle Bulk Shipping, Inc 916,462
32,081 e Eneti, Inc 263,706
37,122 Forward Air Corp 3,930,106
52,086 * Frontier Group Holdings, Inc 682,848
51,649 Genco Shipping & Trading Ltd 692,097
169,766 e Golden Ocean Group Ltd 1,414,151
70,276 * Hawaiian Holdings, Inc 1,014,083
66,883 Heartland Express, Inc 995,219
46,207 * Hub Group, Inc (Class A) 3,585,663
343,489 * Joby Aviation, Inc 1,655,617
79,314 Marten Transport Ltd 1,488,724
52,212 Matson, Inc 3,841,759
8,979 * PAM Transportation Services, Inc 250,065
51,745 * Radiant Logistics, Inc 314,092
102,066 Safe Bulkers, Inc 258,227
36,398 * Saia, Inc 7,238,106
69,227 * Skywest, Inc 1,223,933
148,219 Spirit Airlines, Inc 3,260,818
46,129 * Sun Country Airlines Holdings, Inc 750,980
187,293 *,e TuSimple Holdings, Inc 642,415
10,420 Universal Logistics Holdings Inc 333,440
87,580 Werner Enterprises, Inc 3,433,136
213,542 * Wheels Up Experience, Inc 377,969
TOTAL TRANSPORTATION 50,834,501
UTILITIES - 3 .3%
78,148 Allete, Inc 4,397,388
52,024 * Altus Power, Inc 518,159
51,373 American States Water Co 4,647,202
11,287 Artesian Resources Corp 590,084
98,933 Avista Corp 4,059,221
89,485 Black Hills Corp 5,849,634
133,740 Brookfield Infrastructure Corp 5,766,869
74,346 California Water Service Group 4,613,913
23,916 Chesapeake Utilities Corp 2,974,672
46,923 Clearway Energy, Inc (Class A) 1,517,021
111,412 Clearway Energy, Inc (Class C) 3,870,453
17,733 Global Water Resources, Inc 226,273
49,349 MGE Energy, Inc 3,360,173
23,972 Middlesex Water Co 2,144,775
87,614 *,e Montauk Renewables, Inc 1,311,582
131,964 New Jersey Resources Corp 5,890,873
46,539 Northwest Natural Holding Co 2,238,060
76,224 NorthWestern Corp 4,026,914
73,791 ONE Gas, Inc 5,717,327
62,458 e Ormat Technologies, Inc 5,649,326
56,687 Otter Tail Corp 3,821,837
117,082 PNM Resources, Inc 5,440,801
123,110 Portland General Electric Co 5,532,563

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY
REFERENCERATE & SPREAD
VALUE
UTILITIES—continued
29,806 * Pure Cycle Corp $ 257,226
37,635 SJW Corp 2,660,042
168,716 South Jersey Industries, Inc 5,849,384
91,806 Southwest Gas Holdings Inc 6,708,264
69,748 Spire, Inc 4,869,108
137,442 *,e Sunnova Energy International, Inc 2,548,175
22,151 Unitil Corp 1,167,579
20,201 e Via Renewables, Inc 141,205
19,768 York Water Co 861,094
TOTAL UTILITIES 109,227,197
TOTAL COMMON STOCKS 3,284,011,424
(Cost $2,565,947,964)
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
ENERGY - 0 .0%
4 Chord Energy Corp 09/01/24 106
TOTAL ENERGY 106
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0 .0%
20,265 † Chinook Therapeutics, Inc 0
9,351 † Tobira Therapeutics, Inc 561
TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES 561
TOTAL RIGHTS/WARRANTS 667
(Cost $561)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.9%
REPURCHASE AGREEMENT - 0 .6%
$ 19,475,000 r Fixed Income Clearing Corp (FICC) 3 .030% 11/01/22 19,475,000
TOTAL REPURCHASE AGREEMENT 19,475,000
SHARES COMPANY
EXP
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 5 .3%
175,032,594 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 175,032,594
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 175,032,594
TOTAL SHORT-TERM INVESTMENTS 194,507,594
(Cost $194,507,594)
TOTAL INVESTMENTS - 105.3% 3,478,519,685
(Cost $2,760,456,119)
OTHER ASSETS & LIABILITIES, NET - (5.3)% (175,439,476)
NET ASSETS - 100.0% $ 3,303,080,209
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $205,568,720.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $19,475,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $19,864,572.

Portfolio of investments
Small-Cap Blend Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
concluded
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
Russell 2000 E Mini Index 193 12/16/22  $ 16,680,018 $ 17,881,450 $ 1,201,432

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BONDS - 0.0%
CORPORATE BONDS - 0 .0%
INDIA - 0 .0%
INR 1,648,737 Britannia Industries Ltd 5 .500% 06/03/24 $ 19,277
TOTAL INDIA 19,277
TOTAL CORPORATE BONDS 19,277
(Cost $22,656)
TOTAL BONDS 19,277
(Cost $22,656)
SHARES COMPANY
COMMON STOCKS - 98.4%
BRAZIL - 6 .4%
3,755,297 AMBEV S.A. 11,631,933
507,288 Americanas S.A. 1,526,136
357,700 Atacadao Distribuicao Comercio e Industria Ltd 1,347,564
4,895,946 B3 SA-Brasil Bolsa Balcao 14,255,160
1,289,228 Banco Bradesco S.A. 4,153,084
4,327,804 Banco Bradesco S.A. (Preference) 16,639,277
984,800 Banco BTG Pactual S.A. - Unit 5,517,397
672,083 Banco do Brasil S.A. 4,816,671
294,774 Banco Santander Brasil S.A. 1,699,423
558,548 BB Seguridade Participacoes S.A. 3,210,394
144,900 Braskem S.A. 945,616
450,804 * BRF S.A. 1,096,138
830,541 Centrais Eletricas Brasileiras S.A. 8,010,367
192,192 Centrais Eletricas Brasileiras S.A. (Preference) 1,983,869
921,942 Cia de Concessoes Rodoviarias 2,313,110
266,558 Cia de Saneamento Basico do Estado de Sao Paulo 3,101,372
1,172,335 Cia Energetica de Minas Gerais 2,580,476
596,730 Cia Siderurgica Nacional S.A. 1,418,613
917,783 Cosan SA Industria e Comercio 2,995,610
212,180 CPFL Energia S.A. 1,454,925
142,200 Energisa S.A. 1,334,871
197,325 Engie Brasil Energia S.A. 1,536,427
867,065 Equatorial Energia S.A. 5,040,744
863,775 Gerdau S.A. (Preference) 4,305,915
3,722,186 g Hapvida Participacoes e Investimentos S.A. 5,620,569
348,778 Hypermarcas S.A. 3,430,725
1 Inter & Co, Inc 3
3,619,203 Investimentos Itau S.A. - PR 7,524,972
3,910,153 Itau Unibanco Holding S.A. 23,012,032
610,033 Klabin S.A. 2,553,270
580,382 Localiza Rent A Car 7,925,689
1,780 *,h Localiza Rent a Car S.A. 24,308
780,854 Lojas Renner S.A. 4,671,065
2,369,060 * Magazine Luiza S.A. 2,050,082
690,019 Natura & Co Holding S.A. 1,997,054
728,200 * Petro Rio S.A. 4,989,062
3,064,023 Petroleo Brasileiro S.A. 19,728,856
3,909,968 Petroleo Brasileiro S.A. (Preference) 22,564,349
810,615 Raia Drogasil S.A. 4,128,793
283,700 g Rede D'Or Sao Luiz S.A. 1,766,843
1,044,627 Rumo S.A. 4,477,406
584,920 Suzano SA 6,024,149

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
BRAZIL—continued
437,821 Telefonica Brasil S.A. $ 3,501,381
805,966 TIM S.A. 2,059,578
390,000 Totvus S.A. 2,503,611
614,760 Ultrapar Participacoes S.A. 1,595,960
3,210,700 Vale S.A. 41,725,736
936,127 Vibra Energia S.A. 3,307,389
1,319,234 Weg S.A. 10,287,241
TOTAL BRAZIL 290,385,215
CHILE - 0 .6%
38,221,126 Banco de Chile 3,495,603
47,550 Banco de Credito e Inversiones 1,324,949
44,326,061 Banco Santander Chile S.A. 1,587,939
1,118,207 Cencosud S.A. 1,505,165
104,410 Cia Cervecerias Unidas S.A. 573,093
12,730,891 Compania SudAmericana de Vapores S.A. 884,160
1,029,178 Empresas CMPC S.A. 1,632,941
336,199 Empresas COPEC S.A. 2,316,869
17,037,926 Enel Chile S.A. 599,640
16,323,774 Enersis S.A. 1,617,437
612,023 SACI Falabella 1,195,341
116,683 Sociedad Quimica y Minera de Chile S.A. (Class B) 11,080,301
TOTAL CHILE 27,813,438
CHINA - 26 .3%
87,900 360 Finance, Inc (ADR) 893,064
202,200 360 Security Technology, Inc 196,439
1,275,000 g 3SBio, Inc 900,414
592,500 e AAC Technologies Holdings, Inc 1,085,330
27,856 * Advanced Micro-Fabrication Equipment, Inc China 423,160
38,500 AECC Aero-Engine Control Co Ltd 158,600
90,500 AECC Aviation Power Co Ltd 605,209
25,197,043 Agricultural Bank of China Ltd 7,192,074
5,168,900 Agricultural Bank of China Ltd (Class A) 1,955,857
350,119 Aier Eye Hospital Group Co Ltd 1,188,151
356,390 * Air China Ltd 473,615
1,594,000 * Air China Ltd (H shares) 1,109,322
115,530 Airtac International Group 2,643,722
12,255,588 * Alibaba Group Holding Ltd 95,286,053
3,556,284 * Alibaba Health Information Technology Ltd 1,505,034
646,000 g A-Living Services Co Ltd 366,578
3,136,000 Aluminum Corp of China Ltd 894,016
785,700 Aluminum Corp of China Ltd (Class A) 416,555
15,390 * Amlogic Shanghai Co Ltd 121,013
37,600 Angel Yeast Co Ltd 186,987
1,048,782 Anhui Conch Cement Co Ltd 2,699,493
234,700 Anhui Conch Cement Co Ltd (Class A) 782,399
114,451 Anhui Gujing Distillery Co Ltd 1,349,967
20,900 Anhui Gujing Distillery Co Ltd (Class A) 565,923
19,760 Anhui Honglu Steel Construction Group Co Ltd 92,439
51,700 Anhui Kouzi Distillery Co Ltd 287,176
28,600 Anhui Yingjia Distillery Co Ltd 184,908
981,486 Anta Sports Products Ltd 8,628,848
130,700 Apeloa Pharmaceutical Co Ltd 372,762
92,600 *
Asia-Potash International Investment Guangzhou Co
Ltd 323,528
15,400 Asymchem Laboratories Tianjin Co Ltd 300,624
63,000 Autohome, Inc (ADR) 1,645,560
84,800 Avary Holding Shenzhen Co Ltd 346,511
294,858 Avic Capital Co Ltd 122,589
90,600 AVIC Electromechanical Systems Co Ltd 145,262

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
1,054,861 AviChina Industry & Technology Co $ 461,999
14,700 AVICOPTER plc 88,605
1,780,712 * Baidu, Inc 17,071,677
1,832,459 Bank of Beijing Co Ltd 1,014,931
259,086 Bank of Changsha Co Ltd 228,858
155,305 Bank of Chengdu Co Ltd 290,104
2,742,543 Bank of China Ltd - A 1,131,572
65,418,425 Bank of China Ltd - H 21,069,781
2,621,700 Bank of Communications Co Ltd - A 1,599,750
7,944,934 Bank of Communications Co Ltd - H 3,876,483
259,700 Bank of Hangzhou Co Ltd 430,881
728,110 Bank of Jiangsu Co Ltd 691,039
516,900 Bank of Nanjing Co Ltd 731,853
286,768 Bank of Ningbo Co Ltd 935,959
1,257,509 Bank of Shanghai Co Ltd 962,209
1,134,400 Baoshan Iron & Steel Co Ltd 749,071
1,000,500 BBMG Corp 319,991
36,800 * BeiGene Ltd (ADR) 6,215,152
1,828,830 * Beijing Capital International Airport Co Ltd 990,375
264,900 Beijing Dabeinong Technology Group Co Ltd 333,111
19,500 Beijing Easpring Material Technology Co Ltd 158,434
67,700 Beijing Enlight Media Co Ltd 62,527
447,000 Beijing Enterprises Holdings Ltd 1,133,994
2,887,583 Beijing Enterprises Water Group Ltd 606,675
19,254 Beijing Kingsoft Office Software, Inc 769,103
38,900 Beijing Kunlun Tech Co Ltd 69,521
79,600 Beijing New Building Materials plc 216,713
202,800 Beijing Originwater Technology Co Ltd 130,932
3,070 Beijing Roborock Technology Co Ltd 99,234
39,788 Beijing Shiji Information Technology Co Ltd 69,079
60,500 Beijing Shunxin Agriculture Co Ltd 170,027
35,100 Beijing Sinnet Technology Co Ltd 41,704
80,784 Beijing Tiantan Biological Products Corp Ltd 229,743
70,200 Beijing Tongrentang Co Ltd 469,662
15,080 Beijing United Information Technology Co Ltd 256,546
24,070 Beijing Wantai Biological Pharmacy Enterprise Co Ltd 414,070
6,100 Beijing Yuanliu Hongyuan Electronic Technology Co Ltd 95,783
1,891,400 Beijing-Shanghai High Speed Railway Co Ltd 1,157,370
11,900 Betta Pharmaceuticals Co Ltd 74,480
16,700 BGI Genomics Co Ltd 126,800
19,240 * Bilibili, Inc 171,455
132,827 * Bilibili, Inc (ADR) 1,184,817
15,332 Bloomage Biotechnology Corp Ltd 223,765
162,200 BOC International China Co Ltd 235,204
1,729,600 BOE Technology Group Co Ltd 793,405
2,504,000 e Bosideng International Holdings Ltd 1,081,494
76,400 BTG Hotels Group Co Ltd 227,628
86,900 BYD Co Ltd 2,942,372
679,201 BYD Co Ltd (H shares) 15,216,228
593,000 e BYD Electronic International Co Ltd 1,723,247
51,300 By-health Co Ltd 123,371
195,650 Caitong Securities Co Ltd 192,059
6,152 CanSino Biologics, Inc 159,928
67,200 e,g CanSino Biologics, Inc 624,780
353,100 CECEP Solar Energy Co Ltd 328,269
260,900 CECEP Wind-Power Corp 153,384
6,220,000 g CGN Power Co Ltd 1,259,970
15,300 Chacha Food Co Ltd 92,890
16,900 Changchun High & New Technology Industry Group, Inc 376,040
23,945 Changjiang Securities Co Ltd 17,144
12,800 Changzhou Xingyu Automotive Lighting Systems Co Ltd 215,024

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
127,100 Chaozhou Three-Circle Group Co Ltd $ 494,925
228,600 Chengtun Mining Group Co Ltd 174,048
38,600 Chengxin Lithium Group Co Ltd 229,703
55,800 * Chifeng Jilong Gold Mining Co Ltd 144,530
161,600 China Baoan Group Co Ltd 256,284
8,164,097 China Cinda Asset Management Co Ltd 758,373
8,362,530 China Citic Bank 3,152,318
1,708,000 China Coal Energy Co 1,256,069
2,790,000 China Communications Services Corp Ltd 778,505
1,356,500 China Conch Venture Holdings Ltd 2,000,696
918,600 China Construction Bank Corp - A 672,486
78,293,641 China Construction Bank Corp - H 41,549,515
201,900 China CSSC Holdings Ltd 735,711
469,600 * China Eastern Airlines Corp Ltd 309,696
1,330,900 China Energy Engineering Corp Ltd 417,623
3,187,200 China Everbright Bank Co Ltd - A 1,189,003
3,170,000 China Everbright Bank Co Ltd - H 819,617
2,873,888 China Everbright International Ltd 955,999
2,974,000 g China Feihe Ltd 1,713,188
2,998,245 China Galaxy Securities Co Ltd 1,122,714
135,300 China Galaxy Securities Co Ltd (Class A) 167,560
2,520,268 China Gas Holdings Ltd 2,236,686
273,500 China Great Wall Securities Co Ltd 303,579
74,800 China Greatwall Technology Group Co Ltd 114,509
2,072,000 China Hongqiao Group Ltd 1,466,455
2,230,000 *,† China Huishan Dairy Holdings Co Ltd 2,841
1,324,224 China Insurance International Holdings Co Ltd 917,081
1,297,006 g China International Capital Corp Ltd 1,802,474
46,100 China International Capital Corp Ltd 219,385
91,200 China International Travel Service Corp Ltd 2,003,970
2,718,000 China Jinmao Holdings Group Ltd 360,116
182,544 China Jushi Co Ltd 293,053
1,030,000 China Lesso Group Holdings Ltd 835,997
6,367,880 China Life Insurance Co Ltd 6,943,898
124,100 China Life Insurance Co Ltd (Class A) 452,798
325,000 *,g China Literature Ltd 876,805
2,682,341 China Longyuan Power Group Corp 3,065,031
1,186,000 China Medical System Holdings Ltd 1,296,207
74,340 China Meheco Co Ltd 128,541
418,000 China Meidong Auto Holdings Ltd 548,992
2,566,000 China Mengniu Dairy Co Ltd 8,214,146
3,227,368 China Merchants Bank Co Ltd 10,566,079
967,495 China Merchants Bank Co Ltd (Class A) 3,569,503
511,900 China Merchants Energy Shipping Co Ltd 490,877
1,178,894 China Merchants Holdings International Co Ltd 1,382,132
247,620 China Merchants Securities Co Ltd 425,264
438,000
China Merchants Shekou Industrial Zone Holdings
Co Ltd 789,626
43,000 China Minmetals Rare Earth Co Ltd 170,284
2,696,258 China Minsheng Banking Corp Ltd - A 1,219,678
6,225,514 e China Minsheng Banking Corp Ltd - H 1,808,041
2,661,000 China Molybdenum Co Ltd 856,714
918,300 China Molybdenum Co Ltd (Class A) 522,963
3,351,913 China National Building Material Co Ltd 1,946,342
256,700 China National Chemical Engineering Co Ltd 249,350
493,400 China National Nuclear Power Co Ltd 408,373
201,200 China Northern Rare Earth Group High-Tech Co Ltd 670,194
1,868,773 China Oilfield Services Ltd 2,103,713
1,977,294 China Overseas Land & Investment Ltd 3,778,448
665,000 China Overseas Property Holdings Ltd 418,529
346,400 China Pacific Insurance Group Co Ltd - A 904,334

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
2,379,400 China Pacific Insurance Group Co Ltd - H $ 3,835,576
4,296,000 China Power International Development Ltd 1,241,497
1,165,611 China Railway Group Ltd - A 797,796
3,970,000 China Railway Group Ltd - H 1,726,215
143,819 China Railway Signal & Communication Corp Ltd 89,306
1,305,038 China Resources Beer Holdings Company Ltd 6,157,880
2,157,226 China Resources Cement Holdings Ltd 779,764
750,000 China Resources Gas Group Ltd 1,920,877
2,629,555 China Resources Land Ltd 8,227,307
45,334 China Resources Microelectronics Ltd 315,229
658,207 g China Resources Mixc Lifestyle Services Ltd 1,927,487
1,647,372 China Resources Power Holdings Co 2,393,751
49,425
China Resources Sanjiu Medical & Pharmaceutical
Co Ltd 369,672
381,600 China Shenhua Energy Co Ltd - A 1,463,948
2,877,000 China Shenhua Energy Co Ltd - H 7,557,469
1,450,000 *,e China Southern Airlines Co Ltd 748,553
454,500 * China Southern Airlines Co Ltd (Class A) 403,905
2,273,010 China State Construction Engineering Corp Ltd 1,478,056
1,740,000 China State Construction International Holdings Ltd 1,565,285
1,866,000 China Suntien Green Energy Cor 707,664
1,369,000 China Three Gorges Renewables Group Co Ltd 1,046,628
23,716,778 g China Tower Corp Ltd 2,145,772
1,528,500 China Vanke Co Ltd 1,961,566
607,200 China Vanke Co Ltd (Class A) 1,125,475
739,000 China Yangtze Power Co Ltd 2,056,572
18,500 China Zhenhua Group Science & Technology Co Ltd 342,453
1,138,781 China Zheshang Bank Co Ltd 430,805
2,128,000 Chinasoft International Ltd 1,409,956
18,500 Chongqing Brewery Co Ltd 221,404
320,866 Chongqing Changan Automobile Co Ltd 496,565
26,500 Chongqing Fuling Zhacai Group Co Ltd 81,837
1,349,852 Chongqing Rural Commercial Bank Co Ltd 645,808
66,800 Chongqing Zhifei Biological Products Co Ltd 781,310
5,064,738 Citic Pacific Ltd 4,532,152
1,749,232 CITIC Securities Co Ltd 2,613,622
571,680 CITIC Securities Co Ltd (Class A) 1,349,289
14,200 CNGR Advanced Material Co Ltd 140,923
130,065 CNNC Hua Yuan Titanium Dioxide Co Ltd 119,211
110,200 Contemporary Amperex Technology Co Ltd 5,655,432
1,840,196 COSCO Pacific Ltd 907,477
317,000 COSCO SHIPPING Development Co Ltd 106,152
238,900 COSCO SHIPPING Energy Transportation Co Ltd 553,503
615,810 COSCO SHIPPING Holdings Co Ltd - A 949,047
2,573,800 COSCO SHIPPING Holdings Co Ltd - H 2,773,711
7,552,416 e Country Garden Holdings Co Ltd 973,442
1,665,000 Country Garden Services Holdings Co Ltd 1,455,253
188,900 CSC Financial Co Ltd 613,072
7,267,489 CSPC Pharmaceutical Group Ltd 7,464,885
49,456 Da An Gene Co Ltd of Sun Yat-Sen University 120,964
2,006,000 g Dali Foods Group Co Ltd 825,734
1,389,900 Dalian Port PDA Co Ltd 303,007
1,109,200 Daqin Railway Co Ltd 974,176
48,200 * Daqo New Energy Corp (ADR) 2,120,318
28,800 DaShenLin Pharmaceutical Group Co Ltd 143,575
66,900 DHC Software Co Ltd 56,638
34,200 Do-Fluoride New Materials Co Ltd 146,245
56,200 Dong-E-E-Jiao Co Ltd 289,133
145,100 Dongfang Electric Corp Ltd 462,240
2,393,917 Dongfeng Motor Group Co Ltd 1,083,018
231,500 Dongxing Securities Co Ltd 246,721

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
1,204,000 Dongyue Group $ 1,044,929
618,488 East Money Information Co Ltd 1,325,848
18,900 Ecovacs Robotics Co Ltd 151,701
665,228 ENN Energy Holdings Ltd 6,613,726
115,700 ENN Natural Gas Co Ltd 246,479
95,861 Eve Energy Co Ltd 1,093,952
182,800 Everbright Securities Co Ltd 352,648
142,860 Fangda Carbon New Material Co Ltd 117,757
1,007,000 Far East Horizon Ltd 777,635
93,400 FAW Jiefang Group Co Ltd 89,167
24,811 Fiberhome Telecommunication Technologies Co Ltd 46,973
178,400 First Capital Securities Co Ltd 136,073
341,000 e Flat Glass Group Co Ltd 799,851
55,300 * Flat Glass Group Co Ltd 259,901
845,140 Focus Media Information Technology Co Ltd 520,060
177,104 Foshan Haitian Flavouring & Food Co Ltd 1,451,531
2,145,452 Fosun International 1,311,090
353,400 Founder Securities Co Ltd 306,920
431,400 Foxconn Industrial Internet Co Ltd 485,465
12,000 Fu Jian Anjoy Foods Co Ltd 221,268
68,400 Fujian Sunner Development Co Ltd 205,832
89,400 Fuyao Glass Industry Group Co Ltd - A 409,665
517,698 g Fuyao Glass Industry Group Co Ltd - H 1,855,277
301,320 g Ganfeng Lithium Co Ltd 2,038,013
70,440 Ganfeng Lithium Co Ltd 762,635
1,500 G-bits Network Technology Xiamen Co Ltd 52,428
286,300 * GCL System Integration Technology Co Ltd 128,355
1,118,283 GD Power Development Co Ltd 670,157
724,200 * GDS Holdings Ltd 808,316
4,958,828 Geely Automobile Holdings Ltd 5,336,598
268,600 GEM Co Ltd 273,872
300,600 Gemdale Corp 323,555
1,004,000 * Genscript Biotech Corp 2,538,443
924,600 GF Securities Co Ltd 940,696
293,100 GF Securities Co Ltd (Class A) 548,786
35,800 Giant Network Group Co Ltd 38,042
27,468 Gigadevice Semiconductor Beijing, Inc 310,448
18,750 * Ginlong Technologies Co Ltd 480,771
136,500 GoerTek, Inc 405,212
70,200 Gotion High-tech Co Ltd 290,248
131,400 Great Wall Motor Co Ltd 525,264
2,565,266 Great Wall Motor Co Ltd 2,802,301
181,900 Gree Electric Appliances, Inc of Zhuhai 716,337
744,500 Greentown China Holdings Ltd 710,306
1,329,305 Greentown Service Group Co Ltd 543,886
51,700 GRG Banking Equipment Co Ltd 66,758
83,900 Guangdong Haid Group Co Ltd 664,294
2,596,000 Guangdong Investments Ltd 1,636,717
28,200 Guangdong Kinlong Hardware Products Co Ltd 306,765
881,500 Guanghui Energy Co Ltd 1,242,195
222,800 Guangzhou Automobile Group Co Ltd 346,357
2,394,851 Guangzhou Automobile Group Co Ltd - H 1,459,425
42,100
Guangzhou Baiyunshan Pharmaceutical Holdings Co
Ltd 155,504
41,100 Guangzhou Haige Communications Group, Inc Co 47,675
11,600 Guangzhou Kingmed Diagnostics Group Co Ltd 119,805
36,672 Guangzhou Shiyuan Electronic Technology Co Ltd 326,985
86,900 Guangzhou Tinci Materials Technology Co Ltd 506,339
246,307 Guangzhou Yuexiu Financial Holdings Group Co Ltd 188,299
122,100 Guolian Securities Co Ltd 156,561
280,600 Guosen Securities Co Ltd 332,161

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
365,300 Guotai Junan Securities Co Ltd $ 663,389
339,630 Guoyuan Securities Co Ltd 290,960
953,000 e,g Haidilao International Holding Ltd 1,415,044
1,862,400 Haier Smart Home Co Ltd 4,661,560
285,400 Haier Smart Home Co Ltd 814,560
491,000 Haitian International Holdings Ltd 983,060
2,372,000 Haitong Securities Co Ltd 1,159,501
394,700 Haitong Securities Co Ltd (Class A) 457,111
57,036 Hangzhou First Applied Material Co Ltd 504,568
27,700 Hangzhou Lion Electronics Co Ltd 163,003
32,700 Hangzhou Oxygen Plant Group Co Ltd 188,430
99,600 Hangzhou Robam Appliances Co Ltd 279,903
46,500 Hangzhou Silan Microelectronics Co Ltd 200,635
16,000 Hangzhou Tigermed Consulting Co Ltd - A 182,841
90,100 g Hangzhou Tigermed Consulting Co Ltd - H 611,910
990,000 g Hansoh Pharmaceutical Group Co Ltd 1,530,427
181,300 Heilongjiang Agriculture Co Ltd 343,043
114,500 Henan Shenhuo Coal & Power Co Ltd 220,242
188,000 Henan Shuanghui Investment & Development Co Ltd 587,210
518,500 Hengan International Group Co Ltd 2,010,354
273,320 Hengli Petrochemical Co Ltd 575,936
3,214,904 *,e HengTen Networks Group Ltd 504,280
127,300 Hengtong Optic-electric Co Ltd 340,566
354,660 Hengyi Petrochemical Co Ltd 326,190
768,900 Hesteel Co Ltd 228,485
20,000 Hithink RoyalFlush Information Network Co Ltd 233,821
75,040 Hongfa Technology Co Ltd 353,752
629,040 Hopson Development Holdings Ltd 504,857
26,600 Hoshine Silicon Industry Co Ltd 348,363
469,051 *,g Hua Hong Semiconductor Ltd 1,098,723
408,000 Huadian Power International Corp Ltd (Class A) 304,425
97,400 Huadong Medicine Co Ltd 548,001
146,400 Huafon Chemical Co Ltd 133,811
28,600 Huagong Tech Co Ltd 65,936
124,500 Huaibei Mining Holdings Co Ltd 222,002
57,720 Hualan Biological Engineering, Inc 140,442
469,900 Huaneng Power International, Inc - A 431,865
3,297,110 e Huaneng Power International, Inc - H 1,179,783
1,236,200 g Huatai Securities Co Ltd 1,210,557
216,000 Huatai Securities Co Ltd (Class A) 354,838
135,500 Huaxi Securities Co Ltd 136,648
1,282,319 Huaxia Bank Co Ltd 842,427
122,700 Huaxin Cement Co Ltd 225,667
154,873 Huayu Automotive Systems Co Ltd 355,998
155,306 Huazhu Group Ltd (ADR) 4,205,686
47,800 Hubei Xingfa Chemicals Group Co Ltd 185,582
24,100 Huizhou Desay Sv Automotive Co Ltd 342,284
93,600 Humanwell Healthcare Group Co Ltd 257,709
389,400 Hunan Valin Steel Co Ltd 213,575
66,696 Hundsun Technologies, Inc 381,957
64,629 *,e Hutchison China MediTech Ltd (ADR) 571,320
263,800 *,e,g Hygeia Healthcare Holdings Co Ltd 1,142,504
108,200 Iflytek Co Ltd 520,732
10,900 Imeik Technology Development Co Ltd 629,607
3,807,005 Industrial & Commercial Bank of China Ltd - A 2,167,050
46,447,777 Industrial & Commercial Bank of China Ltd - H 20,166,015
1,010,700 Industrial Bank Co Ltd 2,084,853
376,480 Industrial Securities Co Ltd 282,093
39,100 Ingenic Semiconductor Co Ltd 364,015
1,909,400 Inner Mongolia BaoTou Steel Union Co Ltd 460,988
140,900 Inner Mongolia Dian Tou Energy Corp Ltd 238,702

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
49,980 Inner Mongolia ERDOS Resources Co Ltd $ 95,533
343,300
Inner Mongolia Junzheng Energy & Chemical Industry
Group Co Ltd 183,019
373,800 Inner Mongolia Yili Industrial Group Co Ltd 1,295,209
859,600 Inner Mongolia Yitai Coal Co 1,216,336
186,500 Inner Mongolia Yuan Xing Energy Co Ltd 164,986
816,237 *,g Innovent Biologics, Inc 2,890,017
46,000 Inspur Electronic Information Industry Co Ltd 145,196
75,180 Intco Medical Technology Co Ltd 219,425
346,367 *,e IQIYI, Inc (ADR) 699,661
97,160 JA Solar Technology Co Ltd 834,309
30,740 Jafron Biomedical Co Ltd 133,584
23,660 Jason Furniture Hangzhou Co Ltd 98,132
901,149 *,g JD Health International, Inc 4,943,777
1,741,445 JD.com, Inc 31,712,603
183,800 Jiangsu Eastern Shenghong Co Ltd 309,981
1,108,000 Jiangsu Express 781,519
42,356 Jiangsu Hengli Hydraulic Co Ltd 320,245
353,319 Jiangsu Hengrui Medicine Co Ltd 1,950,189
54,400 Jiangsu King's Luck Brewery JSC Ltd 278,929
72,700 Jiangsu Yanghe Brewery Joint-Stock Co Ltd 1,303,701
8,500 Jiangsu Yangnong Chemical Co Ltd 107,642
28,500 Jiangsu Yoke Technology Co Ltd 229,511
26,000 Jiangsu Yuyue Medical Equipment & Supply Co Ltd 115,917
157,000 Jiangsu Zhongtian Technology Co Ltd 473,331
1,131,000 Jiangxi Copper Co Ltd 1,235,913
100,300 Jiangxi Copper Co Ltd (Class A) 211,971
68,300 * Jiangxi Special Electric Motor Co Ltd 178,694
289,400 Jiangxi Zhengbang Technology Co Ltd 138,825
430,100 Jinke Properties Group Co Ltd 104,731
1,174,000 g Jinxin Fertility Group Ltd 578,719
13,800 JiuGui Liquor Co Ltd 193,250
628,000 e,g Jiumaojiu International Holdings Ltd 987,001
266,200 Jizhong Energy Resources Co Ltd 221,433
49,000 Joincare Pharmaceutical Group Industry Co Ltd 78,495
17,416 Joinn Laboratories China Co Ltd 136,644
68,726 Jointown Pharmaceutical Group Co Ltd 118,485
51,500
Jonjee Hi-Tech Industrial And Commercial Holding
Co Ltd 191,709
41,604 JOYY, Inc (ADR) 1,049,669
30,900 Juewei Food Co Ltd 200,473
145,400 * Kanzhun Ltd (ADR) 1,589,222
549,994 * KE Holdings, Inc (ADR) 5,598,939
73,400 Keda Industrial Group Co Ltd 156,902
535,381 Kingboard Chemical Holdings Ltd 1,321,673
2,158,000 * Kingdee International Software Group Co Ltd 3,536,122
104,200 Kingfa Sci & Tech Co Ltd 138,485
824,600 Kingsoft Corp Ltd 2,497,006
1,437,501 *,g Kuaishou Technology 5,936,673
98,000 * Kuang-Chi Technologies Co Ltd 232,678
60,943 Kweichow Moutai Co Ltd 11,296,025
5,913,856 Lenovo Group Ltd 4,726,399
202,900 Lens Technology Co Ltd 277,654
50,700 Lepu Medical Technology Beijing Co Ltd 175,780
440,959 * Li Auto, Inc (ADR) 6,005,862
1,891,000 Li Ning Co Ltd 9,781,989
216,700 * Lingyi iTech Guangdong Co 140,550
22,100 Livzon Pharmaceutical Group, Inc 106,933
139,300 Lomon Billions Group Co Ltd 294,029
1,504,000 g Longfor Properties Co Ltd 1,916,373
369,224 LONGi Green Energy Technology Co Ltd 2,438,418
589,438 Lufax Holding Ltd (ADR) 937,206

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
11,220 Luoyang Xinqianglian Slewing Bearing Co Ltd $ 107,719
128,700 Luxi Chemical Group Co Ltd 200,790
332,053 Luxshare Precision Industry Co Ltd 1,291,947
68,900 Luzhou Laojiao Co Ltd 1,477,964
312,200 Maanshan Iron & Steel Co Ltd (Class A) 108,050
66,770 Mango Excellent Media Co Ltd 201,298
20,320 Maxscend Microelectronics Co Ltd 257,177
216,928 * Meinian Onehealth Healthcare Holdings Co Ltd 126,990
3,555,499 *,g Meituan Dianping (Class B) 56,925,440
704,000 Metallurgical Corp of China Ltd 278,316
489,300 e Microport Scientific Corp 1,033,740
75,700 Ming Yang Smart Energy Group Ltd 259,103
639,623 e Ming Yuan Cloud Group Holdings Ltd 294,598
642,000 Minth Group Ltd 1,265,936
1,928,000 * MMG Ltd 380,176
64,976 Montage Technology Co Ltd 503,629
260,084 Muyuan Foodstuff Co Ltd 1,675,503
100,594
Nanjing King-Friend Biochemical Pharmaceutical Co
Ltd 224,631
124,500 Nanjing Securities Co Ltd 135,390
299,856 NARI Technology Co Ltd 1,007,087
165,096 * National Silicon Industry Group Co Ltd 459,949
23,800 NAURA Technology Group Co Ltd 864,103
124,400 NavInfo Co Ltd 202,381
1,678,701 NetEase, Inc 18,625,602
104,200 New China Life Insurance Co Ltd - A 334,995
738,500 New China Life insurance Co Ltd - H 1,172,794
264,900 * New Hope Liuhe Co Ltd 469,579
1,285,650 * New Oriental Education & Technology Group, Inc 3,010,541
78,600 Ninestar Corp 617,037
12,200 Ningbo Deye Technology Co Ltd 547,426
105,200 Ningbo Joyson Electronic Corp 221,403
24,000 Ningbo Orient Wires & Cables Co Ltd 253,339
19,852 Ningbo Ronbay New Energy Technology Co Ltd 215,064
95,200 Ningbo Shanshan Co Ltd 234,479
47,800 Ningbo Tuopu Group Co Ltd 424,737
256,800 Ningxia Baofeng Energy Group Co Ltd 403,903
1,121,534 * NIO, Inc (ADR) 10,845,234
1,500,800 g Nongfu Spring Co Ltd 7,538,342
76,700 North Industries Group Red Arrow Co Ltd 216,523
266,500 Northeast Securities Co Ltd 232,060
207,326 Offshore Oil Engineering Co Ltd 133,488
132,800 * OFILM Group Co Ltd 85,301
16,240 Oppein Home Group, Inc 181,398
295,680 Orient Securities Co Ltd 315,401
27,600 Ovctek China, Inc 112,373
384,500 * Pangang Group Vanadium Titanium & Resources Co Ltd 238,594
7,401,220 People's Insurance Co Group of China Ltd 2,045,399
401,000 People's Insurance Co Group of China Ltd (Class A) 266,788
96,150 Perfect World Co Ltd 149,989
37,200 Pharmaron Beijing Co Ltd - A 264,301
177,900 g Pharmaron Beijing Co Ltd - H 599,846
5,602,306 PICC Property & Casualty Co Ltd 5,167,069
410,186 * Pinduoduo, Inc (ADR) 22,490,498
980,700 Ping An Bank Co Ltd 1,392,146
399,500 *,e,g Ping An Healthcare and Technology Co Ltd 738,921
5,184,526 Ping An Insurance Group Co of China Ltd 20,755,682
531,900 Ping An Insurance Group Co of China Ltd (Class A) 2,640,918
162,400 Pingdingshan Tianan Coal Mining Co Ltd 245,939
623,100 Poly Real Estate Group Co Ltd 1,183,940
505,075 e,g Pop Mart International Group Ltd 654,807

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
1,823,878 Postal Savings Bank of China Co Ltd - A $ 970,412
6,562,000 e,g Postal Savings Bank of China Co Ltd - H 3,043,195
715,600 Power Construction Corp of China Ltd 691,495
7,280 Proya Cosmetics Co Ltd 166,801
6,408 Pylon Technologies Co Ltd 270,856
503,400 Qingdao Rural Commercial Bank Corp 191,146
264,300 * Qinghai Salt Lake Industry Co Ltd 780,500
10,827 Raytron Technology Co Ltd 70,693
31,300 Riyue Heavy Industry Co Ltd 94,964
458,325 *,e RLX Technology, Inc (ADR) 572,906
465,500 Rongsheng Petro Chemical Co Ltd 683,942
356,400 SAIC Motor Corp Ltd 672,787
74,800 Sailun Group Co Ltd 89,100
13,000 Sangfor Technologies, Inc 224,379
902,000 Sany Heavy Equipment International 739,683
383,400 Sany Heavy Industry Co Ltd 711,453
387,723 SDIC Power Holdings Co Ltd 536,360
368,160 Sealand Securities Co Ltd 164,173
1,662,000 Seazen Group Ltd 266,972
111,100 Seazen Holdings Co Ltd 201,108
221,100 SF Holding Co Ltd 1,464,536
13,575 SG Micro Corp 279,010
495,671 Shaanxi Coal Industry Co Ltd 1,347,199
181,900 Shan XI Hua Yang Group New Energy Co Ltd 421,230
73,690 Shandong Buchang Pharmaceuticals Co Ltd 194,014
200,845 Shandong Gold Mining Co Ltd - A 477,614
878,500 e,g Shandong Gold Mining Co Ltd - H 1,396,306
117,100 Shandong Hualu Hengsheng Chemical Co Ltd 420,685
44,800 Shandong Linglong Tyre Co Ltd 100,749
673,600 Shandong Nanshan Aluminum Co Ltd 284,981
203,900 Shandong Sun Paper Industry JSC Ltd 293,639
2,215,790 Shandong Weigao Group Medical Polymer Co Ltd 3,052,882
65,780 Shanghai Bairun Investment Holding Group Co Ltd 275,282
62,790 Shanghai Baosight Software Co Ltd 365,607
436,085 Shanghai Baosight Software Co Ltd 1,315,315
421,400 Shanghai Construction Group Co Ltd 148,478
457,900 Shanghai Electric Group Co Ltd 243,989
123,800 Shanghai Fosun Pharmaceutical Group Co Ltd - A 558,281
444,485 Shanghai Fosun Pharmaceutical Group Co Ltd - H 1,122,434
2,991 Shanghai Friendess Electronic Technology Corp Ltd 84,466
72,400 * Shanghai International Airport Co Ltd 529,776
451,300 Shanghai International Port Group Co Ltd 320,088
56,400
Shanghai Jinjiang International Hotels Development
Co Ltd 422,325
47,210 * Shanghai Junshi Biosciences Co Ltd 461,190
174,232 Shanghai Lingang Holdings Corp Ltd 274,002
1,038,379
Shanghai Lujiazui Finance & Trade Zone Development
Co Ltd 771,988
60,200 Shanghai M&G Stationery, Inc 333,095
3,386 Shanghai Medicilon, Inc 102,840
137,200 Shanghai Pharmaceuticals Holding Co Ltd - A 331,008
656,841 Shanghai Pharmaceuticals Holding Co Ltd - H 890,190
1,406,500 Shanghai Pudong Development Bank Co Ltd 1,281,969
68,540 Shanghai Putailai New Energy Technology Co Ltd 469,157
186,000 Shanghai RAAS Blood Products Co Ltd 138,567
228,100 Shanghai Yuyuan Tourist Mart Group Co Ltd 196,223
48,800
Shanghai Zhangjiang High-Tech Park Development
Co Ltd 75,283
204,600
Shanxi Lu'an Environmental Energy Development Co
Ltd 471,439
237,700 Shanxi Meijin Energy Co Ltd 285,557
173,160 Shanxi Securities Co Ltd 122,569

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
281,100 Shanxi Taigang Stainless Steel Co Ltd $ 152,749
59,220 Shanxi Xinghuacun Fen Wine Factory Co Ltd 1,888,976
221,270 Shanxi Xishan Coal & Electricity Power Co Ltd 344,946
175,800 Shenghe Resources Holding Co Ltd 322,834
161,300 Shengyi Technology Co Ltd 307,037
11,760 Shennan Circuits Co Ltd 121,109
1,055,300 Shenwan Hongyuan Group Co Ltd 562,994
30,780 Shenzhen Capchem Technology Co Ltd 152,614
8,300 Shenzhen Dynanonic Co Ltd 293,880
216,600 Shenzhen Energy Group Co Ltd 169,459
134,127 Shenzhen Inovance Technology Co Ltd 1,228,853
1,081,738 Shenzhen International Holdings Ltd 727,643
89,320 Shenzhen Kangtai Biological Products Co Ltd 381,256
8,900 Shenzhen Kedali Industry Co Ltd 112,106
63,800 Shenzhen Mindray Bio-Medical Electronics Co Ltd 2,852,019
25,400
Shenzhen New Industries Biomedical Engineering
Co Ltd 201,608
392,100 Shenzhen Overseas Chinese Town Co Ltd 226,445
50,500 Shenzhen Salubris Pharmaceuticals Co Ltd 214,345
15,400 Shenzhen SC New Energy Technology Corp 287,371
50,045 Shenzhen Senior Technology Material Co Ltd 127,115
26,400 Shenzhen Sunlord Electronics Co Ltd 77,553
25,428 Shenzhen Transsion Holdings Co Ltd 217,343
665,600 Shenzhou International Group Holdings Ltd 4,621,259
59,780 Shijiazhuang Yiling Pharmaceutical Co Ltd 249,119
1,109,000 *,†,e Shimao Property Holdings Ltd 466,225
142,373 Sichuan Chuantou Energy Co Ltd 215,660
479,100 Sichuan Hebang Biotechnology Co Ltd 189,609
132,500 Sichuan Kelun Pharmaceutical Co Ltd 450,431
132,900 * Sichuan New Energy Power Co Ltd 343,362
300,600 Sichuan Road & Bridge Co Ltd 464,398
21,100 Sichuan Swellfun Co Ltd 164,086
49,000 Sichuan Yahua Industrial Group Co Ltd 179,905
31,900 Sieyuan Electric Co Ltd 146,484
254,000 Silergy Corp 2,929,049
82,200 Sinolink Securities Co Ltd 89,069
70,800 Sinoma Science & Technology Co Ltd 173,915
21,000 Sinomine Resource Group Co Ltd 258,466
514,583 Sinopec Shanghai Petrochemical Co Ltd (Class A) 216,279
1,100,800 Sinopharm Group Co 2,088,340
308,700 Sinotrans Ltd (Class A) 150,355
562,245 Sinotruk Hong Kong Ltd 501,238
18,560 Skshu Paint Co Ltd 221,603
1,578,000 e,g Smoore International Holdings Ltd 1,679,774
105,560 Songcheng Performance Development Co Ltd 166,740
261,456 SooChow Securities Co Ltd 235,025
131,200 Southwest Securities Co Ltd 66,638
7,269 StarPower Semiconductor Ltd 371,259
2,902,031 *,†,e Sunac China Holdings Ltd 3,697
65,800 Sungrow Power Supply Co Ltd 1,182,198
578,717 Sunny Optical Technology Group Co Ltd 5,015,158
78,000 Sunwoda Electronic Co Ltd 248,723
128,000 Suzhou Dongshan Precision Manufacturing Co Ltd 443,203
7,840 Suzhou Maxwell Technologies Co Ltd 515,862
45,900 Suzhou TA&A Ultra Clean Technology Co Ltd 389,880
376,332 * TAL Education Group (ADR) 1,772,524
200,900 Tangshan Jidong Cement Co Ltd 209,258
191,900 TBEA Co Ltd 537,772
757,900 TCL Technology Group Corp 407,078
5,030,744 Tencent Holdings Ltd 132,191,718
587,700 * Tencent Music Entertainment (ADR) 2,121,597

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
20,800 Thunder Software Technology Co Ltd $ 281,748
23,300 Tianjin 712 Communication & Broadcasting Co Ltd 125,667
149,000 Tianjin Zhonghuan Semiconductor Co Ltd 807,812
72,100 Tianma Microelectronics Co Ltd 87,467
76,200 * Tianqi Lithium Corp 995,219
184,400 Tianshan Aluminum Group Co Ltd 157,951
86,500 Tianshui Huatian Technology Co Ltd 104,481
48,943 * Tibet Summit Resources Co Ltd 140,432
1,734,000 Tingyi Cayman Islands Holding Corp 2,710,411
87,700 Titan Wind Energy Suzhou Co Ltd 141,373
91,364 Toly Bread Co Ltd 141,221
1,006,000 * Tongcheng-Elong Holdings Ltd 1,570,294
36,000 TongFu Microelectronics Co Ltd 92,919
122,000 Tongkun Group Co Ltd 202,993
432,900 Tongling Nonferrous Metals Group Co Ltd 149,868
231,892 Tongwei Co Ltd 1,386,561
19,100 * Topchoice Medical Corp 321,738
1,674,000 g Topsports International Holdings Ltd 844,093
297,700 Transfar Zhilian Co Ltd 201,835
759,661 Travelsky Technology Ltd 1,104,648
94,675 Trina Solar Co Ltd 864,030
440,845 * Trip.com Group Ltd (ADR) 9,976,322
538,000 Tsingtao Brewery Co Ltd 3,766,587
30,800 Tsingtao Brewery Co Ltd (Class A) 345,814
34,299 Unigroup Guoxin Microelectronics Co Ltd 772,870
1,090,000 Uni-President China Holdings Ltd 804,986
109,480 Unisplendour Corp Ltd 257,585
347,624 * Vipshop Holdings Ltd (ADR) 2,422,939
67,400 Walvax Biotechnology Co Ltd 356,025
147,100 Wanhua Chemical Group Co Ltd 1,623,460
4,088,587 Want Want China Holdings Ltd 2,685,730
51,272 * Weibo Corp (ADR) 580,399
1,661,800 Weichai Power Co Ltd 1,591,741
277,000 Weichai Power Co Ltd (Class A) 345,735
26,200 Weihai Guangwei Composites Co Ltd 278,734
322,360 * Wens Foodstuffs Group Co Ltd 792,299
470,300 Western Securities Co Ltd 385,302
17,618 Western Superconducting Technologies Co Ltd 281,551
1,016,288 Wharf Holdings Ltd 2,910,136
47,790 Will Semiconductor Ltd 481,657
50,200 Wingtech Technology Co Ltd 329,270
77,860 Winning Health Technology Group Co Ltd 103,530
2,026,000 Winteam Pharmaceutical Group Ltd 875,734
221,200 Wuchan Zhongda Group Co Ltd 126,540
96,745 Wuhan Guide Infrared Co Ltd 154,341
84,800
Wuhu Shunrong Sanqi Interactive Entertainment
Network Technology Co Ltd 168,761
186,700 Wuliangye Yibin Co Ltd 3,421,971
48,290 WUS Printed Circuit Kunshan Co Ltd 71,984
112,404 WuXi AppTec Co Ltd - A 1,177,967
282,877 g WuXi AppTec Co Ltd - H 2,270,436
2,877,801 *,g Wuxi Biologics Cayman, Inc 12,949,075
16,240 Wuxi Shangji Automation Co Ltd 272,977
293,200 XCMG Construction Machinery Co Ltd 186,178
125,536 Xiamen C & D, Inc 206,525
9,000 Xiamen Faratronic Co Ltd 217,882
23,800 Xiamen Intretech, Inc 56,274
47,100 Xiamen Tungsten Co Ltd 129,625
12,328,436 *,g Xiaomi Corp 13,845,727
158,100 Xinjiang Goldwind Science & Technology Co Ltd - A 226,760
787,800 Xinjiang Goldwind Science & Technology Co Ltd - H 682,635

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
133,200 Xinjiang Zhongtai Chemical Co Ltd $ 107,413
3,985,780 Xinyi Solar Holdings Ltd 3,957,074
348,598 * XPeng, Inc (ADR) 2,307,719
1,024,234 XTEP International Holdings 938,786
1,008,000 g Yadea Group Holdings Ltd 1,539,095
20,400 Yangzhou Yangjie Electronic Technology Co Ltd 143,528
142,700 Yantai Jereh Oilfield Services Group Co Ltd 588,485
1,268,464 Yanzhou Coal Mining Co Ltd 3,566,306
148,900 Yanzhou Coal Mining Co Ltd (Class A) 828,139
49,967 Yealink Network Technology Corp Ltd 472,904
49,908 Yifeng Pharmacy Chain Co Ltd 384,113
368,000 Yihai International Holding Ltd 606,442
71,500 Yihai Kerry Arawana Holdings Co Ltd 375,631
125,420 Yintai Gold Co Ltd 246,975
18,100 YongXing Special Materials Technology Co Ltd 289,162
224,999 Yonyou Network Technology Co Ltd 755,926
12,200 * Youngy Co Ltd 184,831
155,000 YTO Express Group Co Ltd 401,073
146,200 * Yuan Longping High-tech Agriculture Co Ltd 290,584
1,137,227 Yuexiu Property Co Ltd 970,458
346,122 Yum China Holdings, Inc 14,312,145
191,710 Yunda Holding Co Ltd 347,136
165,300 Yunnan Aluminium Co Ltd 207,940
80,860 Yunnan Baiyao Group Co Ltd 604,881
10,500 Yunnan Botanee Bio-Technology Group Co Ltd 205,891
48,700 Yunnan Energy New Material Co Ltd 987,658
68,500 Yunnan Tin Co Ltd 107,055
90,800 * Yunnan Yuntianhua Co Ltd 250,945
70,685 * Zai Lab Ltd (ADR) 1,574,862
76,600 Zangge Mining Co Ltd 286,204
26,695 Zhangzhou Pientzehuang Pharmaceutical Co Ltd 834,424
907,141 Zhaojin Mining Industry Co Ltd 747,427
133,200 Zhefu Holding Group Co Ltd 71,561
384,700 * Zhejiang Century Huatong Group Co Ltd 195,216
568,400 Zhejiang China Commodities City Group Co Ltd 326,597
119,716 Zhejiang Chint Electrics Co Ltd 417,665
122,400 Zhejiang Dahua Technology Co Ltd 194,295
30,420 Zhejiang Dingli Machinery Co Ltd 187,641
1,232,414 Zhejiang Expressway Co Ltd 764,602
39,566 Zhejiang HangKe Technology, Inc Co 271,684
146,330 Zhejiang Huahai Pharmaceutical Co Ltd 401,089
68,828 Zhejiang Huayou Cobalt Co Ltd 514,727
53,700 Zhejiang Jingsheng Mechanical & Electrical Co Ltd 525,606
39,600 Zhejiang Jiuzhou Pharmaceutical Co Ltd 193,052
106,800 Zhejiang Juhua Co Ltd 230,034
134,164 Zhejiang NHU Co Ltd 329,290
14,493 Zhejiang Orient Gene Biotech Co Ltd 163,694
133,791 Zhejiang Satellite Petrochemical Co Ltd 227,675
242,400 Zhejiang Semir Garment Co Ltd 149,051
12,900 Zhejiang Supor Co Ltd 70,818
58,370 Zhejiang Weiming Environment Protection Co Ltd 151,153
118,900 Zhejiang Weixing New Building Materials Co Ltd 283,871
13,200 Zhejiang Wolwo Bio-Pharmaceutical Co Ltd 85,054
68,500 Zhejiang Yongtai Technology Co Ltd 205,635
201,800 Zheshang Securities Co Ltd 281,820
566,150 *,e,g ZhongAn Online P&C Insurance Co Ltd 1,055,353
53,100 Zhongji Innolight Co Ltd 213,235
509,500 Zhongsheng Group Holdings Ltd 1,933,709
301,900 Zhongtai Securities Co Ltd 263,832
27,531 Zhuzhou CRRC Times Electric Co Ltd 237,634
434,700 Zhuzhou CSR Times Electric Co Ltd 1,885,947

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
CHINA—continued
45,300 Zhuzhou Hongda Electronics Corp Ltd $ 275,384
140,900 Zhuzhou Kibing Group Co Ltd 151,803
126,700 Zibo Qixiang Tengda Chemical Co Ltd 118,440
4,721,299 Zijin Mining Group Co Ltd 4,503,355
952,300 Zijin Mining Group Co Ltd (Class A) 1,036,003
328,700
Zoomlion Heavy Industry Science and Technology Co
Ltd - A 241,281
1,725,600
Zoomlion Heavy Industry Science and Technology Co
Ltd - H 556,112
177,500 ZTE Corp 540,754
600,464 ZTE Corp (Class H) 1,071,134
339,022 ZTO Express Cayman, Inc (ADR) 5,726,082
TOTAL CHINA 1,196,500,885
COLOMBIA - 0 .2%
149,437 BanColombia S.A. 1,074,161
352,627 BanColombia S.A. (Preference) 2,231,252
5,624,710 Ecopetrol S.A. 2,790,289
347,473 Interconexion Electrica S.A. 1,355,769
TOTAL COLOMBIA 7,451,471
CYPRUS - 0 .0%
66,882 * Galaxy Mezz Ltd 10,800
TOTAL CYPRUS 10,800
CZECH REPUBLIC - 0 .2%
127,976 CEZ AS 4,185,262
71,749 Komercni Banka AS 2,054,911
247,245 g Moneta Money Bank AS 721,181
TOTAL CZECH REPUBLIC 6,961,354
EGYPT - 0 .1%
2,122,572 Commercial International Bank 2,845,236
518,867 Eastern Tobacco 255,535
582,671 * Egyptian Financial Group-Hermes Holding 322,969
TOTAL EGYPT 3,423,740
GREECE - 0 .3%
1,805,812 * Alpha Bank AE 1,672,353
2,008,930 * Eurobank Ergasias S.A. 1,983,220
12,741 *,† FF Group 126
194,309 Hellenic Telecommunications Organization S.A. 3,051,534
86,097 JUMBO S.A. 1,222,886
65,331 Mytilineos Holdings S.A. 1,095,484
432,944 * National Bank of Greece S.A. 1,568,675
148,718 OPAP S.A. 1,822,263
187,089 * Public Power Corp 1,180,937
TOTAL GREECE 13,597,478
HONG KONG - 0 .2%
8,921,652 * Alibaba Pictures Group Ltd 329,752
798,151 Kingboard Laminates Holdings Ltd 637,625
1,349,000 Nine Dragons Paper Holdings Ltd 799,508
116,906 Orient Overseas International Ltd 1,708,364
7,927,331 Sino Biopharmaceutical 3,846,623
295,000 Vinda International Holdings Ltd 553,243
TOTAL HONG KONG 7,875,115
HUNGARY - 0 .2%
428,319 MOL Hungarian Oil & Gas plc 2,571,666
179,893 OTP Bank 3,924,515

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
HUNGARY—continued
106,585 Richter Gedeon Rt $ 2,108,330
TOTAL HUNGARY 8,604,511
INDIA - 15 .9%
231,591 Adani Enterprises Ltd 9,373,261
223,879 Adani Gas Ltd 9,743,385
255,180 * Adani Green Energy Ltd 6,488,146
424,631 Adani Ports & Special Economic Zone Ltd 4,228,135
630,235 * Adani Power Ltd 2,555,170
223,944 * Adani Transmissions Ltd 9,068,705
481,133 Ambuja Cements Ltd 3,100,370
81,871 Apollo Hospitals Enterprise Ltd 4,470,473
310,787 Asian Paints Ltd 11,698,970
56,818 Associated Cement Co Ltd 1,642,780
132,093 g AU Small Finance Bank Ltd 940,973
208,622 Aurobindo Pharma Ltd 1,356,303
130,587 *,g Avenue Supermarts Ltd 6,820,392
1,842,869 Axis Bank Ltd 20,209,781
219,148 Bajaj Finance Ltd 18,943,155
322,039 Bajaj Finserv Ltd 6,571,513
56,506 Bajaj Holdings and Investment Ltd 2,509,021
61,563 Balkrishna Industries Ltd 1,461,433
576,089 *,g Bandhan Bank Ltd 1,663,616
184,393 Berger Paints India Ltd 1,307,502
3,098,689 Bharat Electronics Ltd 3,998,918
195,413 Bharat Forge Ltd 1,971,434
789,586 Bharat Petroleum Corp Ltd 2,898,782
1,776,524 Bharti Airtel Ltd 17,866,128
318,471 Biocon Ltd 1,039,028
83,528 Britannia Industries Ltd 3,803,295
313,281 Cholamandalam Investment and Finance Co Ltd 2,687,186
382,924 Cipla Ltd 5,402,653
1,408,776 Coal India Ltd 4,182,047
93,913 Colgate-Palmolive India Ltd 1,853,158
216,954 Container Corp Of India Ltd 2,093,859
468,468 Dabur India Ltd 3,140,907
100,932 Divi S Laboratories Ltd 4,402,681
573,058 DLF Ltd 2,671,009
88,214 Dr Reddy's Laboratories Ltd 4,748,271
109,884 Eicher Motors Ltd 5,119,873
2,309,717 GAIL India Ltd 2,546,020
322,447 * Godrej Consumer Products Ltd 3,232,484
97,718 * Godrej Properties Ltd 1,491,079
192,850 Grasim Industries Ltd 4,019,913
192,809 Havells India Ltd 2,836,867
893,935 HCL Technologies Ltd 11,253,411
725,803 g HDFC Life Insurance Co Ltd 4,743,227
83,922 Hero Honda Motors Ltd 2,716,409
1,120,156 Hindalco Industries Ltd 5,487,728
663,393 Hindustan Lever Ltd 20,468,074
507,518 Hindustan Petroleum Corp Ltd 1,312,345
1,349,191 Housing Development Finance Corp 40,339,138
4,135,616 ICICI Bank Ltd 45,472,544
182,738 g ICICI Lombard General Insurance Co Ltd 2,584,296
260,206 g ICICI Prudential Life Insurance Co Ltd 1,597,983
2,845,198 Indian Oil Corp Ltd 2,346,554
214,529 Indian Railway Catering & Tourism Corp Ltd 1,924,686
259,941 Indraprastha Gas Ltd 1,346,962
544,052 Indus Towers Ltd 1,220,494
55,039 Info Edge India Ltd 2,608,202
2,709,917 Infosys Technologies Ltd 50,507,592

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
INDIA—continued
71,179 *,g InterGlobe Aviation Ltd $ 1,536,013
2,426,289 ITC Ltd 10,230,037
346,216 Jindal Steel & Power Ltd 1,923,845
574,306 JSW Steel Ltd 4,679,253
352,880 Jubilant Foodworks Ltd 2,603,167
454,985 Kotak Mahindra Bank Ltd 10,476,070
42,498 g Larsen & Toubro Infotech Ltd 2,434,633
553,878 Larsen & Toubro Ltd 13,560,655
176,790 Lupin Ltd 1,493,350
703,589 Mahindra & Mahindra Ltd 11,483,297
402,469 Marico Ltd 2,553,330
97,580 Maruti Suzuki India Ltd 11,250,029
49,759 MindTree Ltd 2,046,309
1,524,045 Motherson Sumi Systems Ltd 1,188,077
65,320 Mphasis Ltd 1,561,616
1,416 MRF Ltd 1,553,261
78,423 Muthoot Finance Ltd 989,563
26,423 Nestle India Ltd 6,506,660
3,359,830 NTPC Ltd 7,033,216
4,719 Page Industries Ltd 2,838,903
631,464 Petronet LNG Ltd 1,568,679
58,104 PI Industries Ltd 2,276,113
115,334 Pidilite Industries Ltd 3,606,692
362,120 * Piramal Pharma Ltd 721,375
2,618,495 Power Grid Corp of India Ltd 7,224,624
2,448,333 Reliance Industries Ltd 75,547,621
171,615 SBI Cards & Payment Services Ltd 1,714,877
343,863 g SBI Life Insurance Co Ltd 5,269,454
770,992 Sesa Sterlite Ltd 2,612,555
8,585 Shree Cement Ltd 2,360,735
144,651 Shriram Transport Finance Co Ltd 2,151,201
54,647 Siemens India Ltd 1,933,384
114,752 SRF Ltd 3,551,510
1,490,900 State Bank of India 10,353,606
780,655 Sun Pharmaceutical Industries Ltd 9,591,716
749,385 Tata Consultancy Services Ltd 28,920,318
28,465 Tata Elxsi Ltd 2,406,035
1,388,552 * Tata Motors Ltd 6,952,260
1,289,380 Tata Power Co Ltd 3,524,961
5,963,311 * Tata Steel Ltd 7,314,077
420,353 Tata Tea Ltd 3,914,416
494,192 Tech Mahindra Ltd 6,355,747
285,317 Titan Industries Ltd 9,520,473
77,256 Torrent Pharmaceuticals Ltd 1,541,496
130,018 Trent Ltd 2,401,486
81,665 Ultra Tech Cement Ltd 6,634,323
225,548 * United Spirits Ltd 2,443,507
383,500 UPL Ltd 3,385,583
1,138,277 Wipro Ltd 5,326,511
8,230,792 * Yes Bank Ltd 1,547,553
1,962,782 * Zomato Ltd 1,497,058
TOTAL INDIA 724,199,551
INDONESIA - 2 .3%
12,388,954 Adaro Energy Tbk 3,160,652
5,787,715 * ADARO MINERALS INDONESIA TBK PT 641,890
16,193,854 Astra International Tbk PT 6,920,129
45,558,858 Bank Central Asia Tbk PT 25,753,391
3,490,600 * Bank Jago Tbk PT 1,142,818
54,393,450 Bank Rakyat Indonesia 16,227,366
1,857,104 Indofood CBP Sukses Makmur Tbk 1,159,162

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
INDONESIA—continued
19,336,100 Kalbe Farma Tbk PT $ 2,542,818
9,310,328 * Merdeka Copper Gold Tbk PT 2,254,369
6,042,700 PT Aneka Tambang Tbk 715,263
15,206,739 PT Bank Mandiri Persero Tbk 10,272,959
6,104,859 PT Bank Negara Indonesia 3,680,821
20,418,500 PT Barito Pacific Tbk 1,080,273
5,740,000 PT Charoen Pokphand Indonesia Tbk 2,050,644
481,400 PT Gudang Garam Tbk 743,820
2,226,605 PT Indah Kiat Pulp and Paper Corp Tbk 1,370,159
3,164,570 PT Indofood Sukses Makmur Tbk 1,309,386
2,211,100 PT Semen Gresik Persero Tbk 1,127,904
14,523,400 PT Sumber Alfaria Trijaya Tbk 2,624,387
6,683,945 PT Unilever Indonesia Tbk 1,988,503
1,398,273 PT United Tractors Tbk 2,892,378
1,715,786 * PT Vale Indonesia Tbk 716,666
16,603,000 Sarana Menara Nusantara Tbk PT 1,229,027
41,527,583 Telkom Indonesia Persero Tbk PT 11,663,055
3,392,248 Tower Bersama Infrastructure 535,686
TOTAL INDONESIA 103,803,526
KOREA, REPUBLIC OF - 11 .7%
24,831 * Alteogen, Inc 637,558
24,632 Amorepacific Corp 1,599,263
7,226 BGF retail Co Ltd 944,959
67,961 Celltrion Healthcare Co Ltd 3,306,545
15,017 * Celltrion Pharm Inc 712,376
81,766 Celltrion, Inc 10,990,882
49,919 Cheil Communications, Inc 855,376
6,266 CJ CheilJedang Corp 1,819,281
12,491 CJ Corp 628,661
8,189 CJ O Shopping Co Ltd 421,066
42,213 Coway Co Ltd 1,636,846
34,563 Dongbu Insurance Co Ltd 1,364,061
41,014 Doosan Bobcat, Inc 962,556
333,330 * Doosan Heavy Industries and Construction Co Ltd 3,092,761
37,803 Ecopro BM Co Ltd 3,044,801
16,802 E-Mart Co Ltd 996,067
13,415 F&F Co Ltd 1,366,827
3,921 Green Cross Corp 350,220
58,708 GS Engineering & Construction Corp 892,054
40,038 GS Holdings Corp 1,291,447
233,448 Hana Financial Group, Inc 6,749,302
57,116 Hankook Tire Co Ltd 1,462,984
5,657 Hanmi Pharm Co Ltd 1,003,638
140,900 Hanon Systems 769,920
89,272 * Hanwha Chemical Corp 2,950,319
75,598 * HLB, Inc 2,143,251
17,704 Honam Petrochemical Corp 1,834,460
28,447 Hotel Shilla Co Ltd 1,295,398
14,289 * HYBE Co Ltd 1,209,528
443,405 Hynix Semiconductor, Inc 25,669,385
63,742 Hyundai Engineering & Construction Co Ltd 1,558,323
14,460 Hyundai Glovis Co Ltd 1,762,489
32,416 * Hyundai Heavy Industries 1,651,316
15,875 * Hyundai Heavy Industries Co Ltd 1,212,704
210,289 Hyundai Merchant Marine Co Ltd 2,813,022
48,035 Hyundai Mobis 7,367,576
110,953 Hyundai Motor Co 12,786,053
28,720 Hyundai Motor Co Ltd (2nd Preference) 1,606,740
18,335 Hyundai Motor Co Ltd (Preference) 1,007,857
39,907 Hyundai Robotics Co Ltd 1,703,600

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
74,339 Hyundai Steel Co $ 1,462,829
15,233 Iljin Materials Co Ltd 646,372
185,427 Industrial Bank of Korea 1,358,922
246,105 Kakao Corp 8,730,517
25,317 * Kakao Games Corp 700,280
89,618 *,e KakaoBank Corp 1,072,750
71,780 * Kangwon Land, Inc 1,157,335
314,667 KB Financial Group, Inc 10,588,251
212,230 Kia Motors Corp 9,862,495
70,861 Korea Aerospace Industries Ltd 2,353,333
211,102 Korea Electric Power Corp 2,475,486
6,563 * Korea Express Co Ltd 404,180
33,579 Korea Investment Holdings Co Ltd 1,165,654
15,493 Korea Kumho Petrochemical 1,420,312
6,987 Korea Zinc Co Ltd 3,133,337
129,302 * Korean Air Lines Co Ltd 2,093,921
19,725 *,e,g Krafton, Inc 2,450,146
93,833 KT&G Corp 6,301,967
18,004 L&F Co Ltd 2,837,237
40,061 LG Chem Ltd 17,580,311
6,131 LG Chem Ltd (Preference) 1,242,642
75,125 LG Corp 4,170,414
208,552 LG Display Co Ltd 1,861,179
85,563 LG Electronics, Inc 4,887,378
18,838 *,e LG Energy Solution 6,970,422
8,105 LG Household & Health Care Ltd 2,895,760
2,452 LG Household & Health Care Ltd (Preference) 482,307
11,674 LG Innotek Co Ltd 2,421,938
171,327 LG Telecom Ltd 1,375,804
9,410 Lotte Shopping Co Ltd 576,139
22,665 Meritz finance Holdings Co Ltd 344,483
28,085 Meritz Fire & Marine Insurance Co Ltd 618,942
197,252 Meritz Securities Co Ltd 511,489
245,855 Mirae Asset Daewoo Co Ltd 1,094,430
103,296 Naver Corp 12,252,789
13,251 NCsoft 3,619,899
18,070 g Netmarble Corp 564,703
17,158 Orion Corp/Republic of Korea 1,220,997
22,122 Pacific Corp 383,023
209,212 Pan Ocean Co Ltd 630,003
21,839 * Pearl Abyss Corp 635,856
63,588 POSCO 11,082,799
21,808 POSCO Refractories & Environment Co Ltd 3,045,026
14,878 S1 Corp (Korea) 651,154
14,513 *,g Samsung Biologics Co Ltd 8,918,779
66,772 Samsung C&T Corp 5,542,848
44,129 Samsung Electro-Mechanics Co Ltd 3,737,351
3,859,744 Samsung Electronics Co Ltd 160,641,865
675,939 Samsung Electronics Co Ltd (Preference) 25,261,117
123,582 * Samsung Engineering Co Ltd 2,064,474
25,031 Samsung Fire & Marine Insurance Co Ltd 3,510,582
485,384 * Samsung Heavy Industries Co Ltd 1,752,291
60,211 Samsung Life Insurance Co Ltd 2,845,436
44,144 Samsung SDI Co Ltd 22,774,552
25,732 Samsung SDS Co Ltd 2,254,355
46,483 Samsung Securities Co Ltd 1,034,191
27,506 SD Biosensor, Inc 569,057
29,205 Seegene, Inc 587,127
371,697 Shinhan Financial Group Co Ltd 9,447,255
20,749 * SK Biopharmaceuticals Co Ltd 844,750
19,659 * SK Bioscience Co Ltd 1,039,896

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
KOREA, REPUBLIC OF—continued
8,312 SK Chemicals Co Ltd $ 514,952
34,279 SK Holdings Co Ltd 5,136,663
20,345 *,g SK IE Technology Co Ltd 740,419
45,982 * SK Innovation Co Ltd 5,567,879
79,639 * SK Square Co Ltd 2,059,146
15,683 SKC Co Ltd 1,135,934
39,637 S-Oil Corp 2,403,372
420,850 Woori Financial Group, Inc 3,472,853
107,349 Woori Investment & Securities Co Ltd 674,975
50,790 Yuhan Corp 2,129,566
TOTAL KOREA, REPUBLIC OF 533,468,368
KUWAIT - 1 .0%
1,183,710 Agility Public Warehousing Co KSC 2,997,275
999,758 Boubyan Bank KSCP 2,658,556
1,427,329 Gulf Bank KSCP 1,579,722
5,814,307 Kuwait Finance House 15,206,256
482,290 Mabanee Co KPSC 1,356,878
1,754,989 Mobile Telecommunications Co KSC 3,392,167
5,642,005 National Bank of Kuwait SAKP 19,634,833
TOTAL KUWAIT 46,825,687
LUXEMBOURG - 0 .0%
96,548 Reinet Investments S.C.A 1,551,286
TOTAL LUXEMBOURG 1,551,286
MALAYSIA - 1 .6%
1,269,533 AMMB Holdings BHD 1,098,513
2,016,274 Axiata Group Bhd 1,213,412
5,432,352 Bumiputra-Commerce Holdings BHD 6,345,656
4,065,777 Dialog Group BHD 1,771,852
2,588,025 Digi.Com BHD 2,075,891
1,891,775 Genting BHD 1,777,742
2,236,600 Genting Malaysia BHD 1,297,488
476,200 HAP Seng Consolidated BHD 648,296
1,167,300 Hartalega Holdings BHD 532,913
550,087 Hong Leong Bank BHD 2,465,783
103,006 Hong Leong Credit BHD 416,156
1,762,528 IHH Healthcare BHD 2,218,597
2,115,100 Inari Amertron BHD 1,116,343
1,778,800 IOI Corp BHD 1,535,094
307,411 Kuala Lumpur Kepong BHD 1,407,441
3,789,049 Malayan Banking BHD 6,883,013
484,707 * Malaysia Airports Holdings BHD 612,847
1,771,400 Maxis BHD 1,441,912
1,359,900 MISC BHD 2,081,013
1,879,975 g MR DIY Group M Bhd 803,733
73,300 Nestle Malaysia BHD 2,061,950
1,867,400 Petronas Chemicals Group BHD 3,442,786
279,400 Petronas Dagangan BHD 1,281,174
863,200 Petronas Gas BHD 3,121,980
479,059 PPB Group BHD 1,691,614
2,982,824 Press Metal BHD 2,745,806
11,466,315 Public Bank BHD 10,843,683
836,050 QL Resources BHD 905,367
1,222,425 RHB Capital BHD 1,480,346
2,026,165 Sime Darby BHD 964,764
1,566,765 Sime Darby Plantation BHD 1,458,687
884,351 Telekom Malaysia BHD 1,040,096
2,081,458 Tenaga Nasional BHD 3,706,704

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
MALAYSIA—continued
3,370,600 Top Glove Corp BHD $ 567,325
TOTAL MALAYSIA 73,055,977
MEXICO - 2 .6%
2,197,400 Alfa S.A. de C.V. (Class A) 1,458,427
22,448,741 America Movil S.A.B. de C.V. 21,244,329
12,834,597 * Cemex S.A. de C.V. 4,987,957
414,110 Coca-Cola Femsa SAB de C.V. 2,608,644
412,357 Embotelladoras Arca SAB de C.V. 3,377,652
2,388,000 Fibra Uno Administracion S.A. de C.V. 2,786,583
1,543,877 Fomento Economico Mexicano S.A. de C.V. 11,082,906
161,510 Gruma SAB de C.V. 1,873,510
273,930
Grupo Aeroportuario del Pacifico S.A. de C.V. (B
Shares) 4,243,129
146,426 Grupo Aeroportuario del Sureste S.A. de C.V. (Class B) 3,426,929
1,043,089 Grupo Bimbo S.A. de C.V. (Series A) 4,038,528
547,198 Grupo Carso S.A. de C.V. (Series A1) 2,205,031
2,102,728 Grupo Financiero Banorte S.A. de C.V. 17,092,028
1,527,744 *,e Grupo Financiero Inbursa S.A. 2,819,845
2,475,932 Grupo Mexico S.A. de C.V. (Series B) 8,976,238
1,915,790 e Grupo Televisa S.A. 2,032,499
125,304 e Industrias Penoles S.A. de C.V. 1,421,457
1,100,395 Kimberly-Clark de Mexico S.A. de C.V. (Class A) 1,736,150
773,500 Operadora de Sites Mexicanos S.A. de C.V. 841,703
791,023 Orbia Advance Corp SAB de C.V. 1,335,473
178,240 Promotora y Operadora de Infraestructura SAB de C.V. 1,340,781
1,096,562 *,e Sitios Latinoamerica SAB de C.V. 319,897
4,340,925 Wal-Mart de Mexico SAB de C.V. 16,767,324
TOTAL MEXICO 118,017,020
PERU - 0 .3%
176,422 Cia de Minas Buenaventura S.A. (ADR) (Series B) 1,224,368
55,914 Credicorp Ltd 8,183,573
75,944 Southern Copper Corp 3,567,090
TOTAL PERU 12,975,031
PHILIPPINES - 0 .8%
1,279,604 Aboitiz Equity Ventures, Inc 1,257,626
11,243,589 AC Energy Corp 1,222,564
185,863 Ayala Corp 2,156,903
5,809,293 Ayala Land, Inc 2,578,102
1,358,409 Bank of the Philippine Islands 2,259,120
1,588,106 BDO Unibank, Inc 3,510,326
1,608,761 * Converge ICT Solutions, Inc 344,561
25,776 Globe Telecom, Inc 1,039,171
72,726 GT Capital Holdings, Inc 519,992
921,773 International Container Term Services, Inc 2,763,169
2,139,256 JG Summit Holdings (Series B) 1,601,391
347,580 Jollibee Foods Corp 1,394,255
263,411 Manila Electric Co 1,373,397
7,909,000 Metro Pacific Investments Corp 499,516
1,383,890 Metropolitan Bank & Trust 1,242,431
4,689,600 g Monde Nissin Corp 950,679
73,890 PLDT, Inc 2,083,693
183,565 SM Investments Corp 2,616,235
10,192,668 SM Prime Holdings 5,566,451
700,547 Universal Robina 1,482,070
TOTAL PHILIPPINES 36,461,652
POLAND - 0 .6%
272,368 *,g Allegro.eu S.A. 1,321,026

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
POLAND—continued
153,851 Bank Pekao S.A. $ 2,521,535
25,118 Bank Zachodni WBK S.A. 1,333,713
12,099 BRE Bank S.A. 677,287
47,577 CD Projekt Red S.A. 1,264,156
172,719 Cyfrowy Polsat S.A. 646,675
38,325 *,g Dino Polska S.A. 2,501,561
110,864 KGHM Polska Miedz S.A. 2,216,449
835 LPP S.A. 1,446,845
708,281 * PGE Polska Grupa Energetyczna S.A. 807,262
369,349 Polski Koncern Naftowy Orlen S.A. 4,241,429
2,170,186 Polskie Gornictwo Naftowe i Gazownictwo S.A. 2,303,131
639,271 Powszechna Kasa Oszczednosci Bank Polski S.A. 3,483,626
479,285 Powszechny Zaklad Ubezpieczen S.A. 2,685,104
524,177 Telekomunikacja Polska S.A. 660,892
TOTAL POLAND 28,110,691
QATAR - 1 .3%
2,038,373 Barwa Real Estate Co 1,902,038
2,453,233 Commercial Bank of Qatar QSC 4,240,483
1,185,950 Industries Qatar QSC 5,133,995
4,655,700 Masraf Al Rayan 4,905,414
3,278,477 Mesaieed Petrochemical Holding Co 2,044,755
621,129 Ooredoo QSC 1,665,242
390,823 Qatar Electricity & Water Co 1,984,978
481,702 Qatar Fuel QSC 2,523,669
2,093,588 Qatar Gas Transport Co Ltd 2,357,073
558,625 Qatar International Islamic Bank QSC 1,774,352
1,292,625 Qatar Islamic Bank SAQ 8,649,500
3,720,071 Qatar National Bank 20,369,795
TOTAL QATAR 57,551,294
ROMANIA - 0 .0%
441,536 NEPI Rockcastle NV 2,219,234
TOTAL ROMANIA 2,219,234
RUSSIA - 0 .0%
35,937 *,†,e Ozon Holdings plc (ADR) 359
911,463 *,† VTB Bank PJSC (GDR) Equiduct 9,115
281,650 *,† VTB Bank PJSC (GDR) Tradegate 2,817
TOTAL RUSSIA 12,291
SAUDI ARABIA - 5 .0%
62,778 ACWA Power Co 2,906,023
126,391 Advanced Petrochemical Co 1,487,576
1,573,162 * Al Rajhi Bank 35,672,814
770,967 Alinma Bank 7,691,140
196,458 Almarai Co JSC 2,941,985
447,861 Arab National Bank 3,845,688
385,575 * Bank AlBilad 5,206,953
327,345 Bank Al-Jazira 2,036,646
469,420 Banque Saudi Fransi 5,395,973
47,919 Bupa Arabia for Cooperative Insurance Co 2,461,136
423,798 * Dar Al Arkan Real Estate Development Co 1,516,265
67,761 Dr Sulaiman Al Habib Medical Services Group Co 4,087,533
18,069 Elm Co 1,588,031
302,485 * Emaar Economic City 772,360
287,194 Etihad Etisalat Co 2,795,999
49,097 Jarir Marketing Co 2,141,543
356,871 * Mobile Telecommunications Co Saudi Arabia 1,232,594
36,613 Mouwasat Medical Services Co 2,131,357
1,765,714 National Commercial Bank 27,907,520

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
SAUDI ARABIA—continued
244,409 * National Industrialization Co $ 868,932
393,404 * Rabigh Refining & Petrochemical Co 1,426,201
1,053,990 Riyad Bank 10,073,401
172,070 SABIC Agri-Nutrients Co 7,270,282
303,365 Sahara International Petrochemical Co 3,265,988
692,602 * Saudi Arabian Mining Co 15,416,090
1,998,994 g Saudi Arabian Oil Co 18,551,700
744,248 Saudi Basic Industries Corp 17,475,327
726,304 Saudi British Bank 8,413,201
669,121 Saudi Electricity Co 4,804,611
318,734 Saudi Industrial Investment Group 1,904,216
383,763 Saudi Investment Bank 1,851,266
583,972 * Saudi Kayan Petrochemical Co 2,045,652
27,526 * Saudi Research & Marketing Group 1,474,496
28,097 Saudi Tadawul Group Holding Co 1,621,854
1,194,009 Saudi Telecom Co 12,828,188
203,074 Savola Group 1,582,138
241,490 Yanbu National Petrochemical Co 2,871,294
TOTAL SAUDI ARABIA 227,563,973
SINGAPORE - 0 .0%
167,200 g BOC Aviation Ltd 1,118,890
TOTAL SINGAPORE 1,118,890
SOUTH AFRICA - 3 .4%
671,409 Absa Group Ltd 7,290,980
70,170 African Rainbow Minerals Ltd 988,100
44,987 Anglo American Platinum Ltd 3,582,137
290,971 Aspen Pharmacare Holdings Ltd 2,393,506
266,155 Bid Corp Ltd 4,282,533
218,218 Bidvest Group Ltd 2,524,230
74,947 Capitec Bank Holdings Ltd 7,760,524
220,913 Clicks Group Ltd 3,743,269
380,307 * Discovery Holdings Ltd 2,487,522
225,194 Exxaro Resources Ltd 2,509,385
4,083,166 FirstRand Ltd 14,274,669
288,465 Foschini Ltd 1,803,544
699,591 Gold Fields Ltd 5,604,284
2,637,549 Growthpoint Properties Ltd 1,859,476
452,543 Harmony Gold Mining Co Ltd 1,253,337
690,563 Impala Platinum Holdings Ltd 7,070,441
50,644 Kumba Iron Ore Ltd 952,741
189,948 Mr Price Group Ltd 1,828,205
1,379,387 MTN Group Ltd 9,748,752
272,452 MultiChoice Group Ltd 1,780,329
174,916 Naspers Ltd (N Shares) 18,030,656
384,670 Nedbank Group Ltd 4,556,042
244,302 * Northam Platinum Holdings Ltd 2,292,632
3,582,645 e Old Mutual Ltd 2,033,624
1,188,816 g Pepkor Holdings Ltd 1,467,191
464,409 Remgro Ltd 3,456,379
1,429,384 Sanlam Ltd 4,166,571
464,996 Sasol Ltd 7,816,603
406,900 e Shoprite Holdings Ltd 5,179,248
2,207,378 Sibanye Stillwater Ltd 5,170,174
143,238 Spar Group Ltd 1,214,526
1,115,836 Standard Bank Group Ltd 10,416,593
517,646 Vodacom Group Pty Ltd 3,525,950
790,529 Woolworths Holdings Ltd 2,710,874
TOTAL SOUTH AFRICA 155,775,027

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
TAIWAN - 13 .1%
428,000 Accton Technology Corp $ 3,218,497
2,155,380 Acer, Inc 1,474,798
392,407 Advantech Co Ltd 3,555,064
2,678,011 ASE Technology Holding Co Ltd 6,612,408
1,804,512 Asia Cement Corp 2,086,529
19,000 ASMedia Technology, Inc 341,097
554,500 Asustek Computer, Inc 4,054,096
5,152,800 AU Optronics Corp 2,689,173
527,389 Catcher Technology Co Ltd 2,770,407
6,472,604 Cathay Financial Holding Co Ltd 7,574,935
1,092,374 Chailease Holding Co Ltd 5,038,778
3,610,619 Chang Hwa Commercial Bank 1,858,061
1,525,922 Cheng Shin Rubber Industry Co Ltd 1,526,666
2,279,035 China Airlines 1,193,027
12,624,522 China Development Financial Holding Corp 4,593,756
9,487,151 China Steel Corp 7,897,298
14,328,611 Chinatrust Financial Holding Co 9,051,911
3,196,763 Chunghwa Telecom Co Ltd 11,022,168
3,373,000 Compal Electronics, Inc 2,206,172
1,551,768 Delta Electronics, Inc 12,347,126
10,921,613 E.Sun Financial Holding Co Ltd 7,848,969
143,316 Eclat Textile Co Ltd 1,880,694
49,000 eMemory Technology, Inc 1,624,814
2,035,803 Eva Airways Corp 1,470,099
828,192 Evergreen Marine Corp Taiwan Ltd 3,523,378
2,504,071 Far Eastern Textile Co Ltd 2,495,826
1,463,589 Far EasTone Telecommunications Co Ltd 3,209,066
332,513 Feng TAY Enterprise Co Ltd 1,651,352
8,518,674 First Financial Holding Co Ltd 6,534,699
2,922,173 Formosa Chemicals & Fibre Corp 6,298,674
923,064 Formosa Petrochemical Corp 2,374,959
3,479,813 Formosa Plastics Corp 8,965,428
5,939,401 Fubon Financial Holding Co Ltd 9,381,483
8,162,788 Fuhwa Financial Holdings Co Ltd 4,984,258
223,000 Giant Manufacturing Co Ltd 1,419,118
181,509 Globalwafers Co Ltd 2,011,834
10,058,002 Hon Hai Precision Industry Co, Ltd 31,944,984
241,608 Hotai Motor Co Ltd 4,371,275
6,634,026 Hua Nan Financial Holdings Co Ltd 4,327,840
7,260,350 InnoLux Display Corp 2,662,600
1,891,340 Inventec Co Ltd 1,430,328
80,125 Largan Precision Co Ltd 4,584,107
1,492,778 Lite-On Technology Corp 2,956,043
1,219,464 MediaTek, Inc 22,228,626
8,834,828 Mega Financial Holding Co Ltd 8,185,006
527,000 Micro-Star International Co Ltd 1,785,056
51,000 momo.com, Inc 760,902
3,975,271 Nan Ya Plastics Corp 8,422,963
200,000 Nan Ya Printed Circuit Board Corp 1,304,843
1,092,000 Nanya Technology Corp 1,840,927
147,000 Nien Made Enterprise Co Ltd 1,133,435
466,474 Novatek Microelectronics Corp Ltd 3,475,578
1,611,000 Pegatron Technology Corp 2,945,034
1,825,512 Pou Chen Corp 1,541,114
2,380,387 Powerchip Semiconductor Manufacturing Corp 2,266,007
499,000 President Chain Store Corp 4,149,180
661,000 Prime View International Co Ltd 4,200,107
2,175,000 Quanta Computer, Inc 4,606,881
357,085 Realtek Semiconductor Corp 2,814,993
1,437,750 Ruentex Development Co Ltd 1,764,852
2,703,421 Shanghai Commercial & Savings Bank Ltd 3,891,044

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
TAIWAN—continued
11,026,684 Shin Kong Financial Holding Co Ltd $ 2,733,757
8,065,484 SinoPac Financial Holdings Co Ltd 4,024,312
994,522 Synnex Technology International Corp 1,619,193
8,688,497 Taishin Financial Holdings Co Ltd 3,565,697
4,878,039 Taiwan Cement Corp 4,574,058
7,400,492 Taiwan Cooperative Financial Holding 5,733,995
1,583,561 Taiwan High Speed Rail Corp 1,379,546
1,504,861 Taiwan Mobile Co Ltd 4,437,211
19,881,622 Taiwan Semiconductor Manufacturing Co Ltd 239,020,898
995,000 Unimicron Technology Corp 3,823,158
3,891,908 Uni-President Enterprises Corp 7,903,528
9,770,452 United Microelectronics Corp 11,748,588
662,000 Vanguard International Semiconductor Corp 1,359,198
50,000 Voltronic Power Technology Corp 2,027,206
2,072,529 Walsin Lihwa Corp 2,292,572
529,460 Wan Hai Lines Ltd 1,108,409
289,878 Win Semiconductors Corp 1,093,742
2,251,000 Winbond Electronics Corp 1,356,810
64,000 Wiwynn Corp 1,433,709
1,153,660 WPG Holdings Co Ltd 1,570,773
267,438 Yageo Corp 3,031,946
1,400,000 Yang Ming Marine Transport 2,606,281
559,127 Zhen Ding Technology Holding Ltd 1,832,436
TOTAL TAIWAN 596,657,366
TANZANIA, UNITED REPUBLIC OF - 0 .1%
336,859 AngloGold Ashanti Ltd 4,399,283
TOTAL TANZANIA, UNITED REPUBLIC OF 4,399,283
THAILAND - 2 .1%
929,000 Advanced Info Service PCL 4,668,243
3,250,056 Airports of Thailand PCL 6,276,382
4,994,500 Asset World Corp PCL 802,056
706,500 B Grimm Power PCL 626,514
945,100 Bangkok Commercial Asset Management PCL 379,891
7,973,862 Bangkok Dusit Medical Services PCL 6,188,904
4,624,383 Bangkok Expressway & Metro PCL 1,142,556
812,800 Berli Jucker PCL 729,847
3,990,500 BTS Group Holdings PCL 869,973
445,000 Bumrungrad Hospital PCL 2,652,655
159,400 Carabao Group PCL 378,490
1,608,099 Central Pattana PCL 2,909,412
1,213,037 Central Retail Corp PCL 1,338,697
2,775,380 Charoen Pokphand Foods PCL 1,845,252
4,560,155 CP ALL plc 7,192,838
241,300 Delta Electronics Thai PCL 3,677,194
216,800 Electricity Generating PCL 971,996
1,303,803 Energy Absolute PCL 3,319,135
588,900 Global Power Synergy Co Ltd 959,784
2,191,550 Gulf Energy Development PCL 2,912,609
4,127,826 Home Product Center PCL 1,586,239
1,167,539 Indorama Ventures PCL 1,293,807
712,300 Intouch Holdings PCL (Class F) 1,348,451
458,906 JMT Network Services PCL 785,359
552,300 Kasikornbank PCL (Foreign) 2,132,529
2,777,498 Krung Thai Bank PCL 1,279,847
605,694 Krungthai Card PCL 908,717
6,641,740 Land and Houses PCL Co Reg 1,605,084
2,212,103 * Minor International PCL 1,643,221
362,200 Muangthai Capital PCL 345,616
967,544 Osotspa PCL 674,544

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
THAILAND—continued
1,278,009 PTT Exploration & Production PCL $ 6,060,973
1,806,629 PTT Global Chemical PCL 2,069,871
2,152,122 PTT Oil & Retail Business PCL 1,364,476
8,743,682 PTT PCL 8,269,652
965,227 Ratch Group PCL 1,039,071
656,001 SCB X PCL 1,832,835
918,000 SCG Packaging PCL 1,255,496
570,958 Siam Cement PCL 4,862,445
423,900 Srisawad Corp PCL 457,636
1,184,250 Thai Oil PCL 1,702,842
1,960,800 Thai Union Group PCL 927,998
6,115,448 True Corp PCL 798,119
TOTAL THAILAND 94,087,256
TURKEY - 0 .5%
2,447,470 Akbank TAS 1,923,989
809,998 Aselsan Elektronik Sanayi Ve Ticaret AS 1,402,312
365,897 BIM Birlesik Magazalar AS 2,634,412
1,012,193 Eregli Demir ve Celik Fabrikalari TAS 1,613,080
51,329 Ford Otomotiv Sanayi AS 1,001,792
884,714 Haci Omer Sabanci Holding AS 1,593,289
573,192 KOC Holding AS 1,709,894
467,601 * Turk Hava Yollari 2,545,047
922,552 Turkcell Iletisim Hizmet AS 1,273,339
2,212,446 Turkiye Is Bankasi (Series C) 1,108,320
109,009 * Turkiye Petrol Rafinerileri AS 2,208,289
1,109,329 Turkiye Sise ve Cam Fabrikalari AS 1,978,025
TOTAL TURKEY 20,991,788
UNITED ARAB EMIRATES - 1 .5%
2,240,701 Abu Dhabi Commercial Bank PJSC 5,767,936
1,121,209 Abu Dhabi Islamic Bank PJSC 2,901,017
2,854,114 Abu Dhabi National Oil Co for Distribution PJSC 3,507,643
3,178,051 Aldar Properties PJSC 3,738,249
2,181,790 Dubai Islamic Bank PJSC 3,456,556
3,385,648 Emaar Properties PJSC 5,588,874
1,491,529 Emirates NBD Bank PJSC 5,385,821
2,776,092 Emirates Telecommunications Group Co PJSC 19,510,534
3,488,189 National Bank of Abu Dhabi PJSC 17,011,050
TOTAL UNITED ARAB EMIRATES 66,867,680
UNITED STATES - 0 .1%
612,465 JBS S.A. 2,959,467
38,260 * Legend Biotech Corp (ADR) 1,906,113
58,000 Parade Technologies Ltd 1,092,255
TOTAL UNITED STATES 5,957,835
TOTAL COMMON STOCKS 4,474,294,713
(Cost $4,985,216,352)
REFERENCERATE & SPREAD EXP
EXPIRATION
DATE
RIGHTS/WARRANTS - 0.0%
KOREA, REPUBLIC OF - 0 .0%
6,770 HLB, Inc 47,323
TOTAL KOREA, REPUBLIC OF 47,323

Portfolio of investments
Emerging Markets Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
SHARES COMPANY
REFERENCERATE & SPREAD
EXPIRATION
DATE VALUE
THAILAND - 0 .0%
55,599 † Thai Union Group PCL $ 1
TOTAL THAILAND 1
TOTAL RIGHTS/WARRANTS 47,324
(Cost $0)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 1.8%
GOVERNMENT AGENCY DEBT - 0 .5%
$ 17,750,000 Federal Home Loan Bank (FHLB) 0 .000% 11/03/22 17,746,342
6,000,000 FHLB 0 .000 11/04/22 5,998,145
TOTAL GOVERNMENT AGENCY DEBT 23,744,487
REPURCHASE AGREEMENT - 1 .2%
53,675,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 53,675,000
TOTAL REPURCHASE AGREEMENT 53,675,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
7,347,100 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 7,347,100
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 7,347,100
TOTAL SHORT-TERM INVESTMENTS 84,766,587
(Cost $84,767,646)
TOTAL INVESTMENTS - 100.2% 4,559,127,901
(Cost $5,070,006,654)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (10,834,093)
NET ASSETS - 100.0% $ 4,548,293,808
ADR American Depositary Receipt
GDR Global Depositary Receipt
INR Indian Rupee
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $32,362,752.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
h
All or a portion of these securities were purchased on a delayed delivery basis.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $53,675,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rates 2.000%–7.620% and maturity date 2/15/25, valued at $54,748,528.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
ICE US MSCI Emerging Markets EM Index Futures 2,187 12/16/22  $ 95,209,216 $ 93,341,160 $ (1,868,056)

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
SHARES COMPANY VALUE
COMMON STOCKS - 98.2%
AUSTRALIA - 8 .1%
294,486 Ampol Ltd $ 5,136,369
1,482,081 APA Group 9,977,945
784,108 Aristocrat Leisure Ltd 18,611,540
2,399,741 Aurizon Holdings Ltd 5,561,080
3,783,166 Australia & New Zealand Banking Group Ltd 61,982,401
248,003 Australian Stock Exchange Ltd 10,745,590
989,098 *,† AZ BGP Holdings 1
6,452,573 BHP Billiton Ltd 154,992,116
627,798 BlueScope Steel Ltd 6,321,910
1,846,992 Brambles Ltd 13,827,937
83,942 Cochlear Ltd 10,723,054
1,711,074 Coles Group Ltd 17,890,404
2,178,206 Commonwealth Bank of Australia 146,041,621
1,510,154 Dexus Property Group 7,525,251
74,700 e Domino's Pizza Enterprises Ltd 3,045,792
1,710,202 Endeavour Group Ltd 7,828,111
2,236,383 Evolution Mining Ltd 2,966,673
212,627 * Flutter Entertainment plc 28,081,491
2,142,398 Fortescue Metals Group Ltd 20,183,536
12,578,508 Glencore Xstrata plc 72,113,450
2,144,656 Goodman Group 23,335,368
2,388,194 GPT Group 6,599,931
259,715 IDP Education Ltd 4,899,988
3,211,084 Insurance Australia Group Ltd 10,079,387
885,868 Lend Lease Corp Ltd 4,926,099
2,926,228 * Lottery Corp Ltd 8,027,720
463,275 Macquarie Group Ltd 50,257,368
3,619,704 Medibank Pvt Ltd 6,517,884
216,460 Mineral Resources Ltd 10,148,029
4,857,401 Mirvac Group 6,435,887
4,097,248 National Australia Bank Ltd 85,108,208
1,168,901 Newcrest Mining Ltd 12,945,901
1,526,161 Northern Star Resources Ltd 8,517,655
543,292 Orica Ltd 4,832,711
2,151,611 Origin Energy Ltd 7,686,796
1,240,185 * Qantas Airways Ltd 4,634,281
1,867,889 QBE Insurance Group Ltd 14,634,837
238,521 Ramsay Health Care Ltd 8,946,719
65,870 REA Group Ltd 5,105,311
306,438 e Reece Ltd 3,042,889
473,930 Rio Tinto Ltd 26,895,335
1,432,695 Rio Tinto plc 74,874,962
4,084,624 Santos Ltd 19,939,731
6,637,574 Scentre Group 12,352,663
411,319 Seek Ltd 5,662,162
581,495 Sonic Healthcare Ltd 12,173,879
5,860,815 South32 Ltd 13,446,279
3,051,558 Stockland Trust Group 7,031,090
1,592,795 Suncorp-Metway Ltd 11,651,311
5,355,018 Telstra Group Ltd 13,427,322
3,958,158 Transurban Group 33,576,840
894,757 Treasury Wine Estates Ltd 7,414,648
5,144,375 Vicinity Centres 6,413,302
271,522 e Washington H Soul Pattinson & Co Ltd 4,859,172
1,467,134 Wesfarmers Ltd 42,574,795
4,464,766 Westpac Banking Corp 68,940,276
187,698 Wisetech Global Ltd 6,941,635
2,429,194 Woodside Energy Group Ltd 56,159,195

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
AUSTRALIA—continued
1,575,431 Woolworths Ltd $ 33,269,602
TOTAL AUSTRALIA 1,347,843,440
AUSTRIA - 0 .2%
441,186 Erste Bank der Oesterreichischen Sparkassen AG. 10,872,999
627,923 Mondi plc 10,535,585
183,619 OMV AG. 8,454,432
87,536 Verbund AG. 6,857,119
152,922 Voestalpine AG. 3,319,979
TOTAL AUSTRIA 40,040,114
BELGIUM - 0 .8%
206,737 Ageas 7,156,858
1,110,514 Anheuser-Busch InBev S.A. 55,548,340
31,908 Dieteren S.A. 5,310,386
44,924 Elia System Operator S.A. 5,679,843
121,350 Groupe Bruxelles Lambert S.A. 8,946,696
315,821 KBC Groep NV 15,827,601
178,114 Proximus plc 1,867,298
20,629 Sofina S.A. 4,022,630
93,260 Solvay S.A. 8,415,862
162,805 UCB S.A. 12,270,252
271,866 Umicore S.A. 8,962,309
188,370 Warehouses De Pauw CVA 4,834,689
TOTAL BELGIUM 138,842,764
BRAZIL - 0 .1%
211,293 Yara International ASA 9,430,306
TOTAL BRAZIL 9,430,306
CHILE - 0 .0%
500,933 Antofagasta plc 6,750,278
TOTAL CHILE 6,750,278
CHINA - 0 .5%
4,883,938 BOC Hong Kong Holdings Ltd 15,175,890
2,100,921 g Budweiser Brewing Co APAC Ltd 4,421,857
2,523,400 Chow Tai Fook Jewellery Group Ltd 4,320,251
2,551,697 g ESR Cayman Ltd 4,351,540
75,300 * Futu Holdings Ltd (ADR) 2,549,658
1,059,067 Prosus NV 45,795,821
1,713,000 SITC International Co Ltd 2,805,545
2,409,161 Wilmar International Ltd 6,600,022
2,191,770 Xinyi Glass Holdings Co Ltd 2,816,765
TOTAL CHINA 88,837,349
DENMARK - 2 .7%
4,025 AP Moller - Maersk AS (Class A) 8,052,755
6,362 AP Moller - Maersk AS (Class B) 13,291,306
124,283 Carlsberg AS (Class B) 14,633,776
133,801 Chr Hansen Holding A/S 7,431,445
151,289 Coloplast AS 16,864,209
893,049 Danske Bank AS 14,405,759
124,187 * Demant A.S. 3,391,206
236,977 DSV AS 32,022,284
83,695 * Genmab AS 32,239,946
187,159 GN Store Nord 3,977,376
2,106,772 Novo Nordisk AS 229,071,952
257,310 Novozymes AS 13,506,345
240,642 g Orsted AS 19,854,349
119,720 Pandora AS 6,297,689

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
DENMARK—continued
14,062 Rockwool International AS (B Shares) $ 2,800,504
445,684 Tryg A.S. 9,639,803
1,276,506 Vestas Wind Systems A.S. 25,164,611
TOTAL DENMARK 452,645,315
FINLAND - 1 .2%
174,263 Elisa Oyj (Series A) 8,421,486
568,601 Fortum Oyj 8,002,650
328,312 Kesko Oyj (B Shares) 6,389,166
447,497 Kone Oyj (Class B) 18,323,117
542,775 Neste Oil Oyj 23,788,991
6,909,421 Nokia Oyj 30,704,865
4,323,248 Nordea Bank Abp 41,297,899
139,153 Orion Oyj (Class B) 6,403,571
607,432 Sampo Oyj (A Shares) 27,776,490
696,254 Stora Enso Oyj (R Shares) 9,078,321
677,572 UPM-Kymmene Oyj 22,778,239
588,355 Wartsila Oyj (B Shares) 4,010,976
TOTAL FINLAND 206,975,771
FRANCE - 10 .7%
231,056 * Accor S.A. 5,536,436
380,999 * Adevinta ASA 2,608,078
37,065 * Aeroports de Paris 5,012,324
667,591 Air Liquide 87,330,039
754,397 Airbus SE 81,628,555
414,668 Alstom RGPT 8,534,375
74,988 g Amundi S.A. 3,537,926
79,845 Arkema 6,318,776
2,392,403 AXA S.A. 59,080,100
53,597 BioMerieux 4,742,182
1,422,236 BNP Paribas S.A. 66,694,163
1,122,591 Bollore 5,614,683
290,509 Bouygues S.A. 8,288,555
368,310 Bureau Veritas S.A. 9,112,086
208,427 Cap Gemini S.A. 34,159,247
753,529 Carrefour S.A. 12,128,387
853,657 Cie Generale des Etablissements Michelin S.C.A 21,754,636
631,103 Compagnie de Saint-Gobain 25,800,077
1,541,027 Credit Agricole S.A. 13,982,752
814,461 Danone 40,478,295
30,499 Dassault Aviation S.A. 4,529,660
850,162 Dassault Systemes SE 28,496,383
326,544 Edenred 16,740,659
107,444 Eiffage S.A. 9,715,277
728,676 Electricite de France 8,605,627
2,351,491 Engie S.A. 30,553,750
364,417 Essilor International S.A. 57,624,586
59,588 Eurazeo 3,400,415
62,574 Fonciere Des Regions 3,350,309
57,048 Gecina S.A. 5,086,060
560,601 Getlink S.E. 8,871,223
40,525 Hermes International 52,454,954
47,992 Ipsen 4,932,032
94,844 Kering 43,434,840
295,871 Klepierre 5,946,490
136,464 g La Francaise des Jeux SAEM 4,447,166
334,121 Legrand S.A. 25,461,562
307,742 L'Oreal S.A. 96,632,273
354,539 LVMH Moet Hennessy Louis Vuitton S.A. 223,712,188
2,556,689 Orange S. A. 24,359,908

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
FRANCE—continued
266,814 Pernod-Ricard S.A. $ 46,828,838
283,725 Publicis Groupe S.A. 15,889,841
29,035 Remy Cointreau S.A. 4,440,551
242,972 * Renault S.A. 7,480,914
438,272 Safran S.A. 48,810,303
1,459,085 Sanofi-Aventis 125,565,638
35,352 Sartorius Stedim Biotech 11,218,562
31,635 SEB S.A. 2,059,488
1,029,368 Societe Generale 23,610,634
111,943 Sodexho Alliance S.A. 9,916,168
72,891 Teleperformance 19,529,673
136,531 Thales S.A. 17,363,999
3,164,923 Total S.A. 172,657,154
119,867 * Ubisoft Entertainment 3,288,659
33,854 * Unibail-Rodamco-Westfield 1,601,883
120,884 * Unibail-Rodamco-Westfield 5,712,926
292,397 Valeo S.A. 4,816,648
853,766 Veolia Environnement 19,052,651
676,000 Vinci S.A. 62,216,976
886,228 Vivendi Universal S.A. 7,253,753
38,802 Wendel 3,038,270
300,412 *,g Worldline S.A. 13,111,919
TOTAL FRANCE 1,786,162,482
GERMANY - 7 .7%
218,588 Adidas-Salomon AG. 21,337,481
519,085 Allianz AG. 93,385,689
1,409,912 Aroundtown S.A. 2,794,790
1,163,229 BASF SE 52,194,826
1,253,496 Bayer AG. 65,910,108
440,296 Bayerische Motoren Werke AG. 34,559,654
57,447 Bayerische Motoren Werke AG. (Preference) 4,236,363
100,498 Bechtle AG. 3,471,858
132,622 Beiersdorf AG. 12,731,072
208,181 Brenntag AG. 12,631,650
49,410 Carl Zeiss Meditec AG. 5,980,742
1,401,632 * Commerzbank AG. 11,198,618
142,103 Continental AG. 7,360,319
238,348 g Covestro AG. 8,090,964
1,020,475 Daimler AG. (Registered) 59,066,675
579,039 * Daimler Truck Holding AG. 15,444,462
918,781 Deutsche Annington Immobilien SE 20,314,804
2,661,152 Deutsche Bank AG. (Registered) 25,365,416
244,569 Deutsche Boerse AG. 39,771,722
755,744 * Deutsche Lufthansa AG. 5,167,025
1,261,539 Deutsche Post AG. 44,595,132
4,136,956 Deutsche Telekom AG. 78,087,053
145,323 * Dr ING hc F Porsche AG. 14,864,195
2,840,612 E.ON AG. 23,787,238
268,309 Evonik Industries AG. 4,942,711
251,649 Fresenius Medical Care AG. 6,960,755
535,861 Fresenius SE 12,331,844
190,727 GEA Group AG. 6,666,756
75,043 Hannover Rueckversicherung AG. 12,211,295
188,047 HeidelbergCement AG. 8,647,676
220,089 * HelloFresh SE 4,399,395
135,674 Henkel KGaA 7,964,754
228,881 Henkel KGaA (Preference) 14,419,170
1,665,942 Infineon Technologies AG. 40,424,857
92,616 KION Group AG. 2,053,323
91,321 Knorr-Bremse AG. 4,111,339

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
GERMANY—continued
94,700 LEG Immobilien AG. $ 6,182,506
166,704 Merck KGaA 27,166,917
67,826 MTU Aero Engines Holding AG. 12,138,016
177,388 Muenchener Rueckver AG. 46,826,129
69,422 Nemetschek AG. 3,309,830
193,009 Porsche AG. 10,783,843
130,292 Puma AG. Rudolf Dassler Sport 5,760,319
6,499 Rational AG. 3,663,488
55,886 Rheinmetall AG. 9,084,361
823,086 RWE AG. 31,684,807
1,334,228 SAP AG. 128,423,130
31,297 Sartorius AG. 11,035,017
103,883 g Scout24 AG. 5,323,481
976,254 Siemens AG. 106,615,683
577,000 Siemens Energy AG. 6,726,444
356,449 g Siemens Healthineers AG. 16,329,835
173,253 Symrise AG. 17,684,365
1,202,026 Telefonica Deutschland Holding AG. 2,619,093
170,653 e Uniper SE 510,840
119,483 United Internet AG. 2,233,504
77,880 Volkswagen AG. 13,312,169
186,856 Volkswagen AG. (Preference) 23,917,818
302,934 *,g Zalando SE 6,982,073
TOTAL GERMANY 1,285,795,399
HONG KONG - 2 .2%
15,374,547 AIA Group Ltd 116,458,968
2,637,289 CK Asset Holdings Ltd 14,580,427
832,044 CK Infrastructure Holdings Ltd 3,952,809
2,069,382 CLP Holdings Ltd 13,889,282
2,544,237 Hang Lung Properties Ltd 3,200,556
956,310 Hang Seng Bank Ltd 13,462,720
1,833,728 Henderson Land Development Co Ltd 4,489,442
3,352,611 HK Electric Investments & HK Electric Investments Ltd 2,131,635
4,857,835 HKT Trust and HKT Ltd 5,493,938
14,744,292 Hong Kong & China Gas Ltd 11,364,443
1,701,927 Hong Kong Electric Holdings Ltd 8,137,846
1,538,764 Hong Kong Exchanges and Clearing Ltd 40,844,333
1,452,770 Hongkong Land Holdings Ltd 5,592,996
203,577 Jardine Matheson Holdings Ltd 9,378,385
2,620,802 Link REIT 15,490,546
2,087,188 MTR Corp 9,184,022
1,942,588 New World Development Co Ltd 3,973,514
3,493,936 Prudential plc 32,457,473
4,328,833 Sino Land Co 4,622,396
1,847,971 Sun Hung Kai Properties Ltd 19,858,881
666,612 Swire Pacific Ltd (Class A) 4,421,977
1,552,234 Swire Properties Ltd 2,983,259
1,753,660 Techtronic Industries Co 16,604,997
10,184,605 g WH Group Ltd 5,143,338
2,109,426 Wharf Real Estate Investment Co Ltd 8,311,264
TOTAL HONG KONG 376,029,447
IRELAND - 0 .5%
178,219 * AerCap Holdings NV 9,518,677
970,628 CRH plc 34,959,906
209,524 Kerry Group plc (Class A) 18,198,172
201,019 Kingspan Group plc 10,134,712
315,430 Smurfit Kappa Group plc 10,441,661
TOTAL IRELAND 83,253,128

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
ISRAEL - 0 .8%
53,711 Azrieli Group $ 3,979,204
1,623,663 Bank Hapoalim Ltd 15,650,900
1,990,087 Bank Leumi Le-Israel 18,984,920
2,532,154 Bezeq Israeli Telecommunication Corp Ltd 4,482,508
129,803 * Check Point Software Technologies 16,774,442
35,342 Elbit Systems Ltd 7,150,934
918,953 Israel Chemicals Ltd 8,286,751
1,535,482 Israel Discount Bank Ltd 8,730,884
190,841 Mizrahi Tefahot Bank Ltd 7,214,085
80,140 * Nice Systems Ltd 15,103,923
1,416,510 * Teva Pharmaceutical Industries Ltd (ADR) 12,635,269
136,718 * Tower Semiconductor Ltd (Tel Aviv) 5,842,757
75,983 * Wix.com Ltd 6,390,170
107,784 e ZIM Integrated Shipping Services Ltd 2,531,846
TOTAL ISRAEL 133,758,593
ITALY - 2 .0%
164,832 Amplifon S.p.A. 4,095,078
1,408,069 Assicurazioni Generali S.p.A. 21,131,032
638,886 Autostrade S.p.A. 14,251,959
262,269 Coca-Cola HBC AG. 5,728,821
684,926 Davide Campari-Milano NV 6,150,855
32,403 DiaSorin S.p.A. 4,236,227
10,288,166 Enel S.p.A. 45,960,810
3,211,100 ENI S.p.A. 42,173,682
161,153 Ferrari NV 31,769,424
784,645 FinecoBank Banca Fineco S.p.A 10,573,552
415,047 g Infrastrutture Wireless Italiane S.p.A 3,663,272
21,121,157 Intesa Sanpaolo S.p.A. 40,268,064
775,085 e Mediobanca S.p.A. 7,021,948
265,275 Moncler S.p.A 11,445,079
690,331 *,g Nexi S.p.A 5,968,244
616,962 g Poste Italiane S.p.A 5,376,368
329,648 Prysmian S.p.A. 10,729,418
132,191 Recordati S.p.A. 4,966,612
2,687,429 Snam Rete Gas S.p.A. 11,949,680
10,444,730 Telecom Italia S.p.A. 2,043,426
1,763,992 Terna Rete Elettrica Nazionale S.p.A. 11,698,203
2,672,144 UniCredit S.p.A. 33,137,963
TOTAL ITALY 334,339,717
JAPAN - 21 .7%
237,077 Advantest Corp 12,480,105
849,377 Aeon Co Ltd 15,841,378
179,842 Aisin Seiki Co Ltd 4,616,496
588,322 Ajinomoto Co, Inc 16,180,743
208,059 * All Nippon Airways Co Ltd 4,044,399
582,259 Asahi Breweries Ltd 16,292,029
237,708 Asahi Glass Co Ltd 7,448,569
286,252 Asahi Intecc Co Ltd 4,876,342
1,587,739 Asahi Kasei Corp 10,180,445
2,340,003 Astellas Pharma, Inc 32,287,786
163,458 Azbil Corp 4,442,081
254,698 Bandai Namco Holdings Inc 16,836,268
714,387 Bridgestone Corp 25,836,839
307,251 Brother Industries Ltd 5,234,299
1,285,198 e Canon, Inc 27,242,960
227,814 Capcom Co Ltd 6,336,634
183,528 Central Japan Railway Co 21,248,222
727,512 Chiba Bank Ltd 3,986,126
835,117 Chubu Electric Power Co, Inc 6,797,786

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
855,427 Chugai Pharmaceutical Co Ltd $ 19,821,831
1,520,911 Concordia Financial Group Ltd 4,640,635
572,576 CyberAgent, Inc 4,703,813
279,875 Dai Nippon Printing Co Ltd 5,606,099
132,034 Daifuku Co Ltd 6,043,847
1,239,766 Dai-ichi Mutual Life Insurance Co 19,690,886
2,243,642 Daiichi Sankyo Co Ltd 71,820,686
317,911 Daikin Industries Ltd 47,618,993
76,183 Daito Trust Construction Co Ltd 7,543,929
759,863 Daiwa House Industry Co Ltd 15,309,212
2,756 Daiwa House REIT Investment Corp 5,562,421
1,629,391 * Daiwa Securities Group, Inc 6,357,347
553,278 Denso Corp 27,451,387
280,510 Dentsu, Inc 8,724,804
35,509 Disco Corp 8,493,061
473,384 Don Quijote Co Ltd 7,768,572
379,465 East Japan Railway Co 20,219,931
322,745 Eisai Co Ltd 19,462,538
4,134,759 ENEOS Holdings, Inc 13,639,145
243,198 * Fanuc Ltd 31,822,852
74,481 Fast Retailing Co Ltd 41,496,430
159,543 * Fuji Electric Holdings Co Ltd 6,168,724
768,964 Fuji Heavy Industries Ltd 12,019,538
458,573 Fujifilm Holdings Corp 20,979,657
249,415 Fujitsu Ltd 28,697,324
5,429 GLP J-Reit 5,630,320
55,415 GMO Payment Gateway, Inc 3,984,662
305,011 Hakuhodo DY Holdings, Inc 2,569,945
173,587 Hamamatsu Photonics KK 7,853,300
279,003 Hankyu Hanshin Holdings, Inc 8,286,595
26,609 Hikari Tsushin, Inc 3,214,217
38,570 Hirose Electric Co Ltd 5,003,352
148,363 * Hitachi Construction Machinery Co Ltd 2,902,577
1,234,000 * Hitachi Ltd 55,991,281
2,061,096 Honda Motor Co Ltd 46,998,087
145,650 Hoshizaki Electric Co Ltd 4,172,869
467,394 * Hoya Corp 43,449,570
462,985 Hulic Co Ltd 3,363,283
150,186 Ibiden Co Ltd 5,062,371
282,873 Idemitsu Kosan Co Ltd 6,189,326
197,873 Iida Group Holdings Co Ltd 2,747,538
1,338,692 Inpex Holdings, Inc 13,510,609
740,524 Isuzu Motors Ltd 8,708,309
65,619 e Ito En Ltd 2,311,122
1,507,682 Itochu Corp 38,965,341
139,271 Itochu Techno-Science Corp 3,228,822
191,876 * Japan Airlines Co Ltd 3,583,885
606,715 Japan Post Bank Co Ltd 4,042,621
3,089,718 Japan Post Holdings Co Ltd 20,777,044
298,063 Japan Post Insurance Co Ltd 4,412,272
1,548 Japan Real Estate Investment Corp 6,486,565
8,890 Japan Retail Fund Investment Corp 6,549,523
1,574,291 Japan Tobacco, Inc 26,365,326
641,649 JFE Holdings, Inc 5,878,221
216,680 JSR Corp 4,117,140
525,748 Kajima Corp 4,948,961
178,874 Kakaku.com, Inc 3,025,293
860,919 Kansai Electric Power Co, Inc 6,521,688
607,178 Kao Corp 22,679,270
2,068,323 KDDI Corp 61,133,361
128,936 Keio Corp 4,520,563

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
159,268 Keisei Electric Railway Co Ltd $ 4,227,303
247,786 Keyence Corp 93,431,438
182,465 Kikkoman Corp 9,887,786
222,460 Kintetsu Corp 7,518,011
1,051,327 Kirin Brewery Co Ltd 15,454,435
70,779 Kobayashi Pharmaceutical Co Ltd 3,756,014
181,811 e Kobe Bussan Co Ltd 3,943,592
170,084 e Koei Tecmo Holdings Co Ltd 2,566,385
283,018 * Koito Manufacturing Co Ltd 4,017,959
1,185,705 Komatsu Ltd 23,228,183
118,377 Konami Corp 5,188,618
42,885 e Kose Corp 4,280,800
1,299,954 Kubota Corp 18,133,828
135,258 Kurita Water Industries Ltd 4,951,115
409,136 Kyocera Corp 19,812,994
349,012 Kyowa Hakko Kogyo Co Ltd 8,219,819
95,944 Lasertec Corp 13,481,173
379,552 LIXIL Group Corp 5,733,238
566,992 M3, Inc 16,896,461
277,969 Makita Corp 5,079,469
1,968,373 Marubeni Corp 17,230,966
716,806 Mazda Motor Corp 4,826,226
114,815 McDonald's Holdings Co Japan Ltd 3,986,060
146,026 MEIJI Holdings Co Ltd 6,008,839
459,291 Minebea Co Ltd 6,787,599
362,043 MISUMI Group, Inc 7,711,315
1,564,441 Mitsubishi Chemical Holdings Corp 7,067,129
1,598,062 Mitsubishi Corp 43,289,707
2,449,434 Mitsubishi Electric Corp 21,551,606
1,478,506 Mitsubishi Estate Co Ltd 18,592,647
410,489 Mitsubishi Heavy Industries Ltd 14,138,906
15,132,888 Mitsubishi UFJ Financial Group, Inc 71,485,477
788,133 Mitsubishi UFJ Lease & Finance Co Ltd 3,381,923
1,777,854 Mitsui & Co Ltd 39,342,438
241,660 Mitsui Chemicals, Inc 4,472,866
1,142,391 Mitsui Fudosan Co Ltd 21,874,919
450,000 e Mitsui OSK Lines Ltd 8,907,834
3,132,388 Mizuho Financial Group, Inc 33,878,222
318,796 MonotaRO Co Ltd 4,839,276
557,123 MS&AD Insurance Group Holdings Inc 14,753,288
731,332 Murata Manufacturing Co Ltd 34,620,830
300,839 NEC Corp 9,958,038
636,183 Nexon Co Ltd 10,646,029
284,989 NGK Insulators Ltd 3,324,698
565,435 Nidec Corp 31,089,872
404,088 Nihon M&A Center, Inc 4,559,649
1,402,230 Nintendo Co Ltd 56,929,266
2,008 Nippon Building Fund, Inc 8,926,049
101,087 Nippon Express Holdings, Inc 5,079,411
1,044,485 Nippon Paint Co Ltd 6,656,525
2,612 Nippon ProLogis REIT, Inc 5,480,739
65,973 Nippon Shinyaku Co Ltd 3,652,677
1,029,738 Nippon Steel Corp 14,126,482
1,545,036 Nippon Telegraph & Telephone Corp 42,613,165
615,516 e Nippon Yusen Kabushiki Kaisha 11,149,738
158,425 Nissan Chemical Industries Ltd 7,131,561
2,999,464 * Nissan Motor Co Ltd 9,560,201
263,720 Nisshin Seifun Group, Inc 2,849,657
79,465 Nissin Food Products Co Ltd 5,143,679
103,876 Nitori Co Ltd 9,412,932
177,541 Nitto Denko Corp 9,353,875

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
3,632,250 * Nomura Holdings, Inc $ 11,753,808
157,462 Nomura Real Estate Holdings, Inc 3,559,241
5,150 Nomura Real Estate Master Fund, Inc 5,875,282
433,137 Nomura Research Institute Ltd 9,585,407
782,377 NTT Data Corp 11,331,831
909,476 Obayashi Corp 5,837,620
90,750 Obic Co Ltd 13,618,210
376,060 Odakyu Electric Railway Co Ltd 4,470,582
1,035,727 OJI Paper Co Ltd 3,590,580
1,580,140 Olympus Corp 33,316,445
236,217 Omron Corp 11,016,770
465,770 Ono Pharmaceutical Co Ltd 10,961,222
101,200 Open House Co Ltd 3,599,623
46,531 * Oracle Corp Japan 2,478,776
256,133 Oriental Land Co Ltd 34,303,286
1,515,991 ORIX Corp 22,266,407
465,906 Osaka Gas Co Ltd 6,898,995
644,453 Osaka Securities Exchange Co Ltd 8,469,261
140,901 Otsuka Corp 4,437,273
507,761 Otsuka Holdings KK 16,276,022
2,806,534 Panasonic Corp 19,989,849
226,656 Persol Holdings Co Ltd 4,538,182
1,096,499 * Rakuten, Inc 4,895,172
1,840,948 Recruit Holdings Co Ltd 56,648,117
1,507,572 * Renesas Electronics Corp 12,611,965
2,853,534 Resona Holdings, Inc 10,754,831
724,888 Ricoh Co Ltd 5,311,826
108,644 Rohm Co Ltd 7,633,825
319,944 * SBI Holdings, Inc 5,779,487
271,953 Secom Co Ltd 15,493,291
365,034 Seiko Epson Corp 4,955,758
444,518 Sekisui Chemical Co Ltd 5,551,152
776,211 Sekisui House Ltd 12,887,275
953,648 Seven & I Holdings Co Ltd 35,598,112
365,924 SG Holdings Co Ltd 4,848,893
312,932 e Sharp Corp 1,876,992
321,446 Shimadzu Corp 8,467,808
93,578 Shimano, Inc 14,480,557
766,471 Shimizu Corp 3,824,683
479,446 Shin-Etsu Chemical Co Ltd 49,828,792
340,433 Shionogi & Co Ltd 15,808,770
509,638 Shiseido Co Ltd 17,601,469
661,119 * Shizuoka Financial Group, Inc 4,174,847
72,551 SMC Corp 29,122,119
3,697,077 Softbank Corp 36,469,404
1,541,725 Softbank Group Corp 66,180,403
401,259 Sompo Holdings, Inc 16,729,405
1,609,932 Sony Corp 108,565,175
111,611 Square Enix Co Ltd 4,980,310
441,172 Sumco Corp 5,591,779
200,264 Sumisho Computer Systems Corp 2,954,587
1,942,619 Sumitomo Chemical Co Ltd 6,541,299
1,435,255 Sumitomo Corp 18,247,493
915,294 Sumitomo Electric Industries Ltd 9,565,112
316,042 Sumitomo Metal Mining Co Ltd 8,858,920
1,661,745 Sumitomo Mitsui Financial Group, Inc 46,664,389
455,902 Sumitomo Mitsui Trust Holdings, Inc 13,115,850
383,222 Sumitomo Realty & Development Co Ltd 8,788,778
180,291 Suntory Beverage & Food Ltd 6,031,938
468,993 Suzuki Motor Corp 15,856,563
211,303 Sysmex Corp 11,373,142

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
JAPAN—continued
666,830 T&D Holdings, Inc $ 6,595,083
237,485 Taisei Corp 6,469,238
229,172 Taiyo Nippon Sanso Corp 3,648,745
1,924,109 Takeda Pharmaceutical Co Ltd 50,813,792
494,495 TDK Corp 15,447,210
817,362 Terumo Corp 24,806,118
278,929 TIS, Inc 7,520,407
249,323 Tobu Railway Co Ltd 5,767,458
152,397 Toho Co Ltd 5,419,002
2,371,138 Tokio Marine Holdings, Inc 42,929,826
1,944,046 * Tokyo Electric Power Co, Inc 6,332,855
190,953 Tokyo Electron Ltd 50,239,053
506,529 Tokyo Gas Co Ltd 9,052,428
700,158 Tokyu Corp 8,073,172
316,828 Toppan Printing Co Ltd 4,725,225
1,715,240 Toray Industries, Inc 8,331,519
491,611 Toshiba Corp 17,059,655
323,339 Tosoh Corp 3,517,760
179,097 Toto Ltd 5,108,323
183,667 Toyota Industries Corp 9,461,643
13,527,850 * Toyota Motor Corp 187,693,497
267,041 Toyota Tsusho Corp 8,963,469
169,566 * Trend Micro, Inc 8,550,110
511,116 Uni-Charm Corp 15,533,541
281,661 USS Co Ltd 4,249,910
132,215 Welcia Holdings Co Ltd 2,763,477
274,606 West Japan Railway Co 10,887,186
161,285 Yakult Honsha Co Ltd 8,935,017
193,616 Yamaha Corp 7,309,827
380,987 Yamaha Motor Co Ltd 7,864,544
371,406 Yamato Transport Co Ltd 5,500,253
312,969 Yaskawa Electric Corp 8,665,889
284,036 Yokogawa Electric Corp 4,749,395
3,363,836 Z Holdings Corp 8,681,246
161,304 ZOZO Inc 3,422,580
TOTAL JAPAN 3,627,192,748
JORDAN - 0 .0%
208,856 Hikma Pharmaceuticals plc 2,998,175
TOTAL JORDAN 2,998,175
KOREA, REPUBLIC OF - 0 .0%
218,140 *,g Delivery Hero AG. 7,178,745
TOTAL KOREA, REPUBLIC OF 7,178,745
LUXEMBOURG - 0 .2%
687,589 ArcelorMittal 15,370,121
170,073 Eurofins Scientific SE 10,887,186
TOTAL LUXEMBOURG 26,257,307
MACAU - 0 .1%
2,810,914 Galaxy Entertainment Group Ltd 12,842,080
3,047,622 * Sands China Ltd 5,327,926
TOTAL MACAU 18,170,006
NETHERLANDS - 5 .4%
577,356 g ABN AMRO Group NV 5,675,774
27,592 *,g Adyen NV 39,390,306
2,243,833 Aegon NV 10,387,056
228,761 Akzo Nobel NV 14,122,660
68,603 * Argenx SE 26,766,214

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
NETHERLANDS—continued
1,564 * Argenx SE $ 607,224
60,509 ASM International NV 13,385,782
520,042 ASML Holding NV 243,944,733
223,012 DSM NV 26,232,974
106,294 g Euronext NV 6,746,357
137,418 EXOR NV 9,234,624
123,616 Heineken Holding NV 8,434,836
330,436 Heineken NV 27,602,704
73,114 IMCD Group NV 9,482,475
4,980,275 ING Groep NV 49,003,841
137,705 JDE Peet's BV 3,941,819
1,331,508 Koninklijke Ahold Delhaize NV 37,133,449
4,099,927 Koninklijke KPN NV 11,467,928
1,126,519 Koninklijke Philips Electronics NV 14,289,756
352,719 NN Group NV 14,934,981
135,240 e OCI NV 5,172,644
146,500 Randstad Holdings NV 7,301,441
9,490,465 Shell plc 262,900,917
910,320 Universal Music Group NV 17,874,541
337,922 Wolters Kluwer NV 35,907,090
TOTAL NETHERLANDS 901,942,126
NEW ZEALAND - 0 .2%
1,541,951 * Auckland International Airport Ltd 6,893,167
725,615 Fisher & Paykel Healthcare Corp 8,246,628
844,815 Mercury NZ Ltd 2,856,566
1,604,358 Meridian Energy Ltd 4,547,707
2,386,400 Telecom Corp of New Zealand Ltd 7,103,745
166,431 * Xero Ltd 8,264,743
TOTAL NEW ZEALAND 37,912,556
NORWAY - 0 .7%
404,635 e Aker BP ASA 12,853,776
1,184,140 DNB Bank ASA 20,943,739
1,262,368 Equinor ASA 45,992,761
280,617 Gjensidige Forsikring BA 5,129,321
103,238 Kongsberg Gruppen ASA 3,702,157
535,907 Mowi ASA 7,998,829
1,726,899 Norsk Hydro ASA 10,959,454
924,299 Orkla ASA 6,234,541
76,156 Salmar ASA 2,581,813
873,918 Telenor ASA 7,942,051
TOTAL NORWAY 124,338,442
PORTUGAL - 0 .2%
3,557,554 Energias de Portugal S.A. 15,544,070
615,252 Galp Energia SGPS S.A. 6,246,713
366,091 Jeronimo Martins SGPS S.A. 7,575,524
TOTAL PORTUGAL 29,366,307
SINGAPORE - 1 .6%
4,289,606 Ascendas REIT 7,936,589
3,181,301 Capitaland Investment Ltd 6,765,496
6,794,600 CapitaMall Trust 9,017,480
481,243 City Developments Ltd 2,594,675
2,296,970 DBS Group Holdings Ltd 55,532,242
6,847,039 Genting Singapore Ltd 3,893,719
1,760,745 * Grab Holdings Ltd 4,577,937
1,870,581 Keppel Corp Ltd 9,207,034
2,849,701 Mapletree Commercial Trust 3,197,960
4,276,290 Mapletree Logistics Trust 4,589,611

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
SINGAPORE—continued
4,320,431 Oversea-Chinese Banking Corp $ 37,086,935
465,300 * Sea Ltd (ADR) 23,116,104
1,601,622 *,e Singapore Airlines Ltd 5,940,907
1,186,747 Singapore Exchange Ltd 7,057,142
2,249,177 Singapore Technologies Engineering Ltd 5,243,584
10,831,002 Singapore Telecommunications Ltd 19,070,628
868,300 STMicroelectronics NV 26,998,867
1,503,138 United Overseas Bank Ltd 29,489,742
561,591 UOL Group Ltd 2,452,911
413,378 Venture Corp Ltd 4,651,886
TOTAL SINGAPORE 268,421,449
SOUTH AFRICA - 0 .3%
1,620,643 Anglo American plc 48,545,065
TOTAL SOUTH AFRICA 48,545,065
SPAIN - 2 .5%
31,785 Acciona S.A. 5,723,258
294,357 e ACS Actividades de Construccion y Servicios S.A. 7,553,572
99,610 *,g Aena S.A. 11,707,304
570,011 * Amadeus IT Holding S.A. 29,729,073
8,517,203 Banco Bilbao Vizcaya Argentaria S.A. 43,938,445
21,841,332 e Banco Santander S.A. 56,644,961
5,555,273 CaixaBank S.A. 18,421,525
696,086 g Cellnex Telecom SAU 22,783,057
367,490 EDP Renovaveis S.A. 7,732,900
320,573 Enagas 5,204,150
409,413 Endesa S.A. 6,840,488
645,781 Ferrovial S.A. 15,781,825
402,036 *,e Grifols S.A. 3,420,351
7,588,436 Iberdrola S.A. 77,168,880
1,388,305 e Industria De Diseno Textil S.A. 31,512,020
185,055 e Naturgy Energy Group S.A. 4,748,979
495,405 Red Electrica Corp S.A. 8,013,525
1,825,028 Repsol YPF S.A. 24,828,529
311,178 * Siemens Gamesa Renewable Energy 5,516,769
6,604,553 Telefonica S.A. 22,767,175
TOTAL SPAIN 410,036,786
SWEDEN - 3 .2%
379,088 Alfa Laval AB 9,331,365
1,268,272 Assa Abloy AB 25,609,038
3,411,513 e Atlas Copco AB 36,411,926
1,973,082 Atlas Copco AB 19,081,988
350,127 Boliden AB 10,182,008
283,004 e Electrolux AB 3,491,470
883,234 *,e Embracer Group AB 4,249,018
479,740 Epiroc AB 6,441,551
836,568 Epiroc AB 12,806,557
388,884 e EQT AB 7,653,213
3,749,733 Ericsson (LM) (B Shares) 20,846,054
790,574 Essity AB 16,703,526
234,511 g Evolution Gaming Group AB 21,875,813
804,123 * Fastighets AB Balder 3,018,390
283,901 Getinge AB (B Shares) 5,761,198
916,823 e Hennes & Mauritz AB (B Shares) 9,234,383
2,472,763 Hexagon AB 24,445,457
120,088 Holmen AB 4,358,043
537,425 e Husqvarna AB (B Shares) 3,190,771
194,442 Industrivarden AB 4,366,276
157,747 Industrivarden AB 3,572,637

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
SWEDEN—continued
367,058 Indutrade AB $ 6,426,434
183,086 Investment AB Latour 3,092,739
635,843 Investor AB 10,812,353
2,315,080 Investor AB 37,783,518
337,265 * Kinnevik AB 4,166,383
322,720 Lifco AB 4,663,249
94,447 Lundbergs AB (B Shares) 3,727,598
1,923,686 Nibe Industrier AB 15,344,804
244,748 Sagax AB 4,510,054
1,354,503 Sandvik AB 21,166,475
769,574 e Securitas AB (B Shares) 6,288,040
2,058,514 Skandinaviska Enskilda Banken AB (Class A) 21,703,719
417,080 Skanska AB (B Shares) 6,486,155
484,754 SKF AB (B Shares) 7,017,111
777,981 Svenska Cellulosa AB (B Shares) 9,178,452
1,834,789 Svenska Handelsbanken AB 17,047,076
1,139,933 Swedbank AB (A Shares) 16,994,176
1,960,057 Swedish Match AB 20,158,968
217,999 * Swedish Orphan Biovitrum AB 4,015,413
699,098 Tele2 AB (B Shares) 5,729,818
3,462,244 e TeliaSonera AB 9,174,132
235,339 Volvo AB (A Shares) 4,019,974
1,933,066 Volvo AB (B Shares) 31,638,348
854,819 *,e Volvo Car AB 3,627,922
TOTAL SWEDEN 527,403,593
SWITZERLAND - 5 .9%
2,092,135 ABB Ltd 58,099,215
207,057 Adecco S.A. 6,480,048
639,638 Alcon, Inc 38,944,583
41,060 e Bachem Holding AG. 2,944,251
60,325 Baloise Holding AG. 8,241,730
4,394 Barry Callebaut AG. 8,313,061
665,087 Cie Financiere Richemont S.A. 65,001,298
288,496 Clariant AG. 4,636,364
3,150,367 e Credit Suisse Group 13,050,268
8,809 EMS-Chemie Holding AG. 5,539,019
45,960 Geberit AG. 20,430,936
11,688 Givaudan S.A. 34,911,347
705,794 Holcim Ltd 32,065,852
287,339 Julius Baer Group Ltd 13,786,198
69,030 Kuehne & Nagel International AG. 14,694,151
1,343 Lindt & Spruengli AG. 12,888,822
140 Lindt & Spruengli AG. (Registered) 13,606,437
220,134 e Logitech International S.A. 10,947,685
94,430 Lonza Group AG. 48,611,043
2,759,006 Novartis AG. 223,177,950
28,990 Partners Group 26,020,930
50,719 Schindler Holding AG. 8,270,541
29,987 Schindler Holding AG. (Registered) 4,720,557
8,057 SGS S.A. 17,761,743
396,122 SIG Combibloc Group AG. 7,614,682
186,950 Sika AG. 42,152,689
69,522 Sonova Holdings AG 16,432,472
141,562 Straumann Holding AG. 13,472,640
39,464 * Swatch Group AG. 8,867,932
52,219 Swatch Group AG. (Registered) 2,181,642
41,088 Swiss Life Holding 19,895,716
100,209 Swiss Prime Site AG. 8,086,157
34,138 Swisscom AG. 16,856,972
79,184 Temenos Group AG. 4,716,101

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
continued
SHARES COMPANY VALUE
SWITZERLAND—continued
4,520,288 UBS Group AG $ 71,665,333
35,723 g VAT Group AG. 8,155,604
191,987 Zurich Insurance Group AG 81,819,844
TOTAL SWITZERLAND 995,061,813
UNITED ARAB EMIRATES - 0 .0%
121,704 *,† NMC Health plc 0
TOTAL UNITED ARAB EMIRATES 0
UNITED KINGDOM - 11 .9%
1,246,779 3i Group plc 16,605,055
227,387 Admiral Group plc 5,258,467
570,769 Ashtead Group plc 29,733,081
437,354 Associated British Foods plc 6,778,669
1,981,202 AstraZeneca plc 232,458,626
1,213,999 g Auto Trader Group plc 7,266,722
146,175 Aveva Group plc 5,231,339
3,617,182 * Aviva plc 17,350,263
4,003,077 BAE Systems plc 37,443,032
21,503,949 Barclays plc 36,540,625
1,328,814 Barratt Developments plc 5,731,288
142,572 Berkeley Group Holdings plc 5,672,560
24,646,747 BP plc 136,360,622
2,765,244 British American Tobacco plc 109,209,018
1,120,937 British Land Co plc 4,702,205
8,810,407 BT Group plc 13,129,536
431,067 Bunzl plc 14,046,531
517,624 Burberry Group plc 10,785,782
3,419,739 CK Hutchison Holdings Ltd 17,022,877
1,317,265 CNH Industrial NV 17,041,559
261,910 * Coca-Cola European Partners plc (Class A) 12,322,866
2,299,550 Compass Group plc 48,432,696
175,902 Croda International plc 13,627,046
118,574 DCC plc 6,580,955
2,939,191 Diageo plc 120,954,944
762,997 Entain PLC 11,037,947
1,167,012 Experian Group Ltd 37,210,480
6,430,045 * Haleon plc 19,717,420
472,564 Halma plc 11,459,336
438,151 Hargreaves Lansdown plc 3,829,266
25,616,607 HSBC Holdings plc 131,465,692
1,169,046 Imperial Tobacco Group plc 28,476,872
1,901,139 Informa plc 12,113,901
231,887 InterContinental Hotels Group plc 12,459,452
217,000 Intertek Group plc 9,090,770
2,238,462 J Sainsbury plc 4,989,739
3,110,195 JD Sports Fashion plc 3,475,425
246,251 Johnson Matthey plc 5,466,179
259,086 *,g Just Eat Takeaway.com NV 4,445,937
2,453,863 Kingfisher plc 6,165,165
943,934 Land Securities Group plc 6,172,275
7,665,123 Legal & General Group plc 20,506,194
88,366,819 Lloyds TSB Group plc 42,439,669
420,865 London Stock Exchange Group plc 36,481,417
3,389,482 M&G plc 6,811,584
5,606,687 Melrose Industries plc 7,520,713
4,677,907 National Grid plc 50,966,339
6,765,145 NatWest Group plc 18,220,572
166,858 Next plc 9,424,077
711,976 * Ocado Ltd 3,859,831
834,598 Pearson plc 9,224,908

Portfolio of investments
International Equity Index Fund October 31, 2022

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
See notes to financial statements
continued
SHARES COMPANY VALUE
UNITED KINGDOM—continued
394,037 Persimmon plc $ 5,896,315
935,849 Phoenix Group Holdings plc 5,824,698
908,960 Reckitt Benckiser Group plc 60,322,182
2,473,842 RELX plc 66,448,590
3,183,956 Rentokil Initial plc 19,868,217
10,079,953 * Rolls-Royce Group plc 9,040,333
1,349,005 Sage Group plc 11,243,593
874,317 Schroders plc 3,925,688
1,361,735 Scottish & Southern Energy plc 24,335,399
1,500,945 Segro plc 13,508,503
320,849 Severn Trent plc 9,208,274
1,131,193 Smith & Nephew plc 13,367,196
466,815 Smiths Group plc 8,361,842
90,827 Spirax-Sarco Engineering plc 11,192,928
679,276 St. James's Place plc 8,295,010
3,204,339 Standard Chartered plc 19,145,080
2,662,178 Standard Life Aberdeen plc 4,850,966
4,386,426 Taylor Wimpey plc 4,715,969
9,634,924 Tesco plc 23,797,111
3,262,754 Unilever plc 148,306,327
890,223 United Utilities Group plc 9,593,213
34,044,653 Vodafone Group plc 39,743,788
252,947 Whitbread plc 7,444,759
1,389,370 WPP plc 12,226,659
TOTAL UNITED KINGDOM 1,983,980,164
UNITED STATES - 6 .8%
683,905 Computershare Ltd 11,071,081
617,344 CSL Ltd 110,514,085
52,941 * CyberArk Software Ltd 8,306,972
279,434 Ferguson plc 30,474,700
5,215,383 GSK plc 85,433,602
553,113 James Hardie Industries NV 12,076,106
3,581,522 Nestle S.A. 389,880,193
293,043 * QIAGEN NV 12,654,518
34,562 Roche Holding AG. 14,028,373
894,728 Roche Holding AG. 296,869,070
693,429 Schneider Electric S.A. 87,688,470
2,842,562 Stellantis NV 38,350,614
385,469 Swiss Re Ltd 28,634,472
612,597 Tenaris S.A. 9,587,844
TOTAL UNITED STATES 1,135,570,100
TOTAL COMMON STOCKS 16,435,079,485
(Cost $16,900,375,327)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 2.0%
GOVERNMENT AGENCY DEBT - 0 .6%
$ 10,000,000 Federal Home Loan Bank (FHLB) 0 .000% 11/01/22 10,000,000
8,750,000 FHLB 0 .000 11/02/22 8,749,081
27,750,000 FHLB 0 .000 11/03/22 27,744,281
20,000,000 FHLB 0 .000 12/16/22 19,903,145
27,640,000 FHLB 0 .000 12/21/22 27,491,314
6,000,000 FHLB 0 .000 11/04/22 5,998,145
TOTAL GOVERNMENT AGENCY DEBT 99,885,966

Portfolio of investments
International Equity Index Fund October 31, 2022

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
See notes to financial statements
concluded
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE VALUE
REPURCHASE AGREEMENT - 0 .4%
$ 67,100,000 r Fixed Income Clearing Corp (FICC) 3 .030% 11/01/22 $ 67,100,000
TOTAL REPURCHASE AGREEMENT 67,100,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1 .0%
156,184,198 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 156,184,198
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 156,184,198
TOTAL SHORT-TERM INVESTMENTS 323,170,164
(Cost $323,191,270)
TOTAL INVESTMENTS - 100.2% 16,758,249,649
(Cost $17,223,566,597)
OTHER ASSETS & LIABILITIES, NET - (0.2)% (25,580,281)
NET ASSETS - 100.0% $ 16,732,669,368
ADR American Depositary Receipt
REIT Real Estate Investment Trust
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $232,842,524.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $67,100,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.750% and maturity date 5/15/25, valued at $68,442,034.
Futures contracts outstanding as of October 31, 2022 were as follows:
Description
Number of
long (short)
contracts
Expiration
date
Notional
amount Value
Unrealized
appreciation
(depreciation)
MSCI EAFE Index 2,315 12/16/22  $ 198,721,124 $ 203,245,425 $ 4,524,301

TIAA-CREF Funds October 31, 2022
Statements of assets and liabilities
See notes to financial statements
196
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
ASSETS
Portfolio investments, at value
*†
$ 33,150,641,087 $ 8,913,878,000 $ 7,978,640,649
Cash – 4,660 –
Cash - foreign
^
– – –
Receivable from securities transactions 166,049,813 18,418,352 6,425,376
Receivable from Fund shares sold 1,483,382 4,037,144 1,845,486
Dividends and interest receivable 24,216,975 4,773,931 7,774,912
Due from affiliates 707,320 1,966 1,458
Receivable for variation margin on open futures contracts 2,177,371 – –
Other 775,867 246,556 241,082
Total assets 33,346,051,815 8,941,360,609 7,994,928,963
LIABILITIES
Management fees payable 1,072,258 294,094 256,642
Service agreement fees payable 134,689 171,581 251,831
Distribution fees payable 257,118 – –
Due to affiliates 44,317 15,622 14,174
Overdraft payable 3,988,490 – 3,798,317
Payable for collateral for securities loaned 231,212,889 24,413,256 22,144,655
Payable for securities transactions – 2,332,470 3,190,461
Payable for delayed delivery securities – – –
Payable for Fund shares redeemed 332,894,578 7,935,990 8,229,421
Payable for variation margin on futures contracts – – –
Payable for trustee compensation 731,434 226,332 232,984
Accrued expenses and other payables 670,337 122,776 106,379
Total liabilities 571,006,110 35,512,121 38,224,864
NET ASSETS $ 32,775,045,705 $ 8,905,848,488 $ 7,956,704,099
NET ASSETS CONSIST OF:
Paid-in-capital $ 18,700,432,799 $ 3,832,377,123 $ 5,864,580,985
Total distributable earnings (loss) 14,074,612,906 5,073,471,365 2,092,123,114
NET ASSETS $ 32,775,045,705 $ 8,905,848,488 $ 7,956,704,099

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 6,844,915,292 $ 3,478,519,685 $ 4,559,127,901 $ 16,758,249,649
2,492,903 – 3,999,550 1,313,814
– – 732,170 1,202,352
7,542,580 469,846 155,738 5,790,749
2,270,074 549,697 20,840,411 54,142,425
5,257,869 1,446,958 3,684,296 76,004,192
814 – 507,874 307,158
1,819,667 1,201,893 – 4,529,116
241,361 134,682 105,984 696,354
6,864,540,560 3,482,322,761 4,589,153,924 16,902,235,809
221,950 106,521 392,775 548,095
385,601 157,569 97,368 249,487
– – 6,294 16,936
12,773 7,920 12,498 25,131
– 341,663 – –
4,174,122 175,032,594 7,347,100 156,184,198
4,428,972 866,306 160,118 1,673,629
– – 16,788 –
1,246,326 2,523,823 8,734,000 9,725,416
– – 1,863,508 –
234,169 131,220 83,132 485,878
75,828 74,936 22,146,535 657,671
10,779,741 179,242,552 40,860,116 169,566,441
$ 6,853,760,819 $ 3,303,080,209 $ 4,548,293,808 $ 16,732,669,368
$ 3,289,036,103 $ 2,634,513,961 $ 5,580,735,839 $ 17,576,915,069
3,564,724,716 668,566,248 (1,032,442,031) (844,245,701)
$ 6,853,760,819 $ 3,303,080,209 $ 4,548,293,808 $ 16,732,669,368

Statements of assets and liabilities
TIAA-CREF Funds October 31, 2022
See notes to financial statements
198
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
continued
continued
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
INSTITUTIONAL CLASS:
Net assets $ 11,632,071,699 $ 8,034,639,396 $ 6,667,880,377
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 416,952,877 189,349,237 299,208,350
Net asset value per share $ 27 .90 $ 42 .43 $ 22 .29
ADVISOR CLASS:
Net assets $ 11,340,618 $ 84,495,322 $ 17,967,215
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 406,704 1,995,469 807,907
Net asset value per share $ 27 .88 $ 42 .34 $ 22 .24
PREMIER CLASS:
Net assets $ 54,969,043 $ – $ –
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 1,976,749 – –
Net asset value per share $ 27 .81 $ – $ –
RETIREMENT CLASS:
Net assets $ 651,723,134 $ 757,261,825 $ 1,233,751,334
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 23,038,944 17,733,849 54,395,663
Net asset value per share $ 28 .29 $ 42 .70 $ 22 .68
RETAIL CLASS:
Net assets $ 1,231,299,814 $ – $ –
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 43,369,758 – –
Net asset value per share $ 28 .39 $ – $ –
CLASS W:
Net assets $ 19,193,641,397 $ 29,451,945 $ 37,105,173
Outstanding shares of beneficial interest, unlimited shares authorized
($.0001 par value) 687,604,723 724,994 1,664,540
Net asset value per share $ 27 .91 $ 40 .62 $ 22 .29
*
Includes securities loaned of $ 266,030,201 $ 27,079,303 $ 28,982,453
†
Portfolio investments, cost $ 19,173,613,754 $ 4,589,757,685 $ 6,069,541,732
^
Foreign cash, cost $ – $ – $ –

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
concluded
4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 4,933,067,987 $ 2,548,375,768 $ 1,010,505,064 $ 8,366,604,266
115,072,184 119,408,331 113,384,264 475,393,993
$ 42 .87 $ 21 .34 $ 8 .91 $ 17 .60
$ 114,843,102 $ 12,338,270 $ 6,895,462 $ 135,488,457
2,685,483 579,608 772,317 7,714,090
$ 42 .76 $ 21 .29 $ 8 .93 $ 17 .56
$ – $ – $ 22,112,895 $ 138,008,553
– – 2,489,163 7,863,802
$ – $ – $ 8 .88 $ 17 .55
$ 1,784,833,866 $ 742,366,171 $ 438,985,660 $ 1,025,582,731
42,006,574 34,671,686 49,566,013 56,968,801
$ 42 .49 $ 21 .41 $ 8 .86 $ 18 .00
$ – $ – $ 16,002,189 $ –
– – 1,804,168 –
$ – $ – $ 8 .87 $ –
$ 21,015,864 $ – $ 3,053,792,538 $ 7,066,985,361
490,070 – 341,715,135 401,269,556
$ 42 .88 $ – $ 8 .94 $ 17 .61
$ 4,313,106 $ 205,568,720 $ 32,362,752 $ 232,842,524
$ 3,313,802,927 $ 2,760,456,119 $ 5,070,006,654 $ 17,223,566,597
$ – $ – $ 738,182 $ 1,214,580

TIAA-CREF Funds For the year ended October 31, 2022
Statements of operations
See notes to financial statements
200
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
4.1
Equity Index Fund
4.2
Large-Cap Growth Index
Fund
4.3
Large-Cap Value Index
Fund
INVESTMENT INCOME
Dividends* $ 497,774,388 $ 86,689,572 $ 180,073,659
Income from securities lending, net 4,987,915 539,387 632,142
Interest* 1,821,136 73,911 16,201
Total income 504,583,439 87,302,870 180,722,002
EXPENSES
Management fees 13,445,083 3,931,794 3,398,113
Shareholder servicing — Institutional Class 20,452 25,401 18,395
Shareholder servicing — Advisor Class 18,567 71,068 27,431
Shareholder servicing — Premier Class 103 – –
Shareholder servicing — Retirement Class 1,831,543 2,235,474 3,210,843
Shareholder servicing — Retail Class 358,690 – –
Shareholder servicing — Class W 13,558 160 167
Distribution fees — Premier Class 88,288 – –
Distribution fees — Retail Class 3,375,409 – –
Miscellaneous expenses 712,402 100,250 95,583
Administrative service fees 480,987 172,279 157,636
Trustee fees and expenses 411,966 125,478 104,318
Custody and accounting fees 221,769 26,844 70,263
Other expenses 327,920 499,958 334,915
Total expenses 21,306,737 7,188,706 7,417,664
Less: Expenses reimbursed by the investment adviser (8,760,339) (32,413) (17,013)
Less: Fee waiver by investment adviser and Nuveen Securities (636,266) – –
Net expenses 11,910,132 7,156,293 7,400,651
Net investment income (loss) 492,673,307 80,146,577 173,321,351
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments† (40,874,638) 832,290,875 182,522,000
Futures contracts (15,451,667) – –
Foreign currency transactions – – –
In-kind redemptions – – –
Net realized gain (loss) on total investments (56,326,305) 832,290,875 182,522,000
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(6,343,183,582) (3,617,474,536) (970,102,839)
Futures contracts 1,500,378 – –
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies – – –
Net change in unrealized appreciation (depreciation) on total investments (6,341,683,204) (3,617,474,536) (970,102,839)
Net realized and unrealized gain (loss) on total investments (6,398,009,509) (2,785,183,661) (787,580,839)
Net increase (decrease) in net assets from operations $ (5,905,336,202) $ (2,705,037,084) $ (614,259,488)
*   Net of foreign withholding taxes of $ 136,564 $ 15,812 $ 47,807
†
Includes net realized gain (loss) from securities sold to affiliates of $ 137,691 $ 1,387,126 $ 609,827
‡
Includes net change in unrealized foreign capital gains taxes $ – $ – $ –

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
concluded
4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index
Fund
4.6
Emerging Markets Equity
Index Fund
4.7
International Equity Index
Fund
$ 113,348,025 $ 49,396,842 $ 152,318,201 $ 558,960,357
45,811 4,854,259 974,783 3,084,729
654,385 121,454 915,109 2,382,711
114,048,221 54,372,555 154,208,093 564,427,797
2,994,822 1,515,145 5,764,611 7,060,053
6,838 12,947 2,282 26,434
162,318 85,379 9,352 169,833
– – 74 226
4,785,801 2,164,789 1,289,980 2,990,651
– – 18,990 –
157 – 2,750 5,393
– – 38,787 239,617
– – 49,366 –
92,086 49,641 292,051 568,216
145,066 89,723 138,379 278,759
92,249 47,218 60,894 215,546
57,940 53,719 2,770,507 881,534
186,035 365,548 250,662 274,243
8,523,312 4,384,109 10,688,685 12,710,505
(10,208) (64,431) (6,036,643) (3,659,350)
– – (5,395) –
8,513,104 4,319,678 4,646,647 9,051,155
105,535,117 50,052,877 149,561,446 555,376,642
36,422,004 (27,521,744) (239,463,022) (136,907,030)
(10,614,225) (2,053,974) (30,225,120) (37,977,150)
– – (1,973,519) (11,622,818)
440,709,074 – – –
466,516,853 (29,575,718) (271,661,661) (186,506,998)
(1,749,972,809) (865,711,105) (1,690,191,304) (4,913,150,107)
880,630 1,201,432 (1,950,600) (2,454,906)
– – (13,735) (4,850,559)
(1,749,092,179) (864,509,673) (1,692,155,639) (4,920,455,572)
(1,282,575,326) (894,085,391) (1,963,817,300) (5,106,962,570)
$ (1,177,040,209) $ (844,032,514) $ (1,814,255,854) $ (4,551,585,928)
$ 25,289 $ 45,316 $ 17,467,010 $ 47,663,805
$ (101,813) $ (249,211) $ (5,241,902) $ (1,257,034)
$ – $ – $ 1,792,908 $ –

TIAA-CREF Funds For the year ended
Statements of changes in net assets
See notes to financial statements
202
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
4.1
Equity Index Fund
4.2
Large-Cap Growth Index Fund
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
OPERATIONS
Net investment income (loss) $ 492,673,307 $ 424,310,035 $ 80,146,577 $ 95,350,439
Net realized gain (loss) on total investments (56,326,305) 1,177,037,828 832,290,875 935,402,848
Net change in unrealized appreciation (depreciation) on
total investments (6,341,683,204) 9,628,359,612 (3,617,474,536) 3,487,555,463
Net increase (decrease) in net assets from operations (5,905,336,202) 11,229,707,475 (2,705,037,084) 4,518,308,750
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (258,288,260) (158,023,347) (822,082,470) (164,805,321)
Advisor Class
Advisor Class (603,572) (147,386) (6,760,565) (1,310,526)
Premier Class
Premier Class (1,389,770) (770,802) – –
Retirement Class
Retirement Class (15,200,952) (8,514,237) (86,458,639) (16,232,509)
Retail Class
Retail Class (26,852,902) (14,418,739) – –
Class W
Class W (433,748,939) (250,943,860) (3,658,788) (49,891,625)
Total distributions (736,084,395) (432,818,371) (918,960,462) (232,239,981)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 2,369,122,759 1,236,876,808 2,534,157,660 1,643,187,117
Advisor Class
Advisor Class 18,170,974 4,760,395 61,988,048 22,127,117
Premier Class
Premier Class 13,275,587 7,329,829 – –
Retirement Class
Retirement Class 33,859,185 51,311,282 64,959,102 87,370,416
Retail Class
Retail Class 71,726,041 81,301,909 – –
Class W
Class W 4,679,531,286 2,994,720,099 13,646,095 1,475,482,012
Reinvestments of distributions: Institutional Class 256,669,697 157,404,139 672,078,897 134,210,760
Advisor Class
Advisor Class 596,977 143,897 6,730,167 1,306,342
Premier Class
Premier Class 1,374,868 755,033 – –
Retirement Class
Retirement Class 15,183,932 8,505,320 86,250,105 16,208,061
Retail Class
Retail Class 25,499,871 13,709,838 – –
Class W
Class W 433,748,939 250,943,860 3,658,788 49,891,625
Redemptions: Institutional Class (937,348,147) (2,425,533,869) (2,084,977,276) (2,183,849,552)
Advisor Class
Advisor Class (17,168,844) (4,473,609) (39,705,640) (29,667,423)
Premier Class
Premier Class (19,355,035) (16,634,330) – –
Retirement Class
Retirement Class (85,890,255) (89,328,218) (133,892,622) (206,218,291)
Retail Class
Retail Class (83,137,400) (117,712,848) – –
Class W
Class W (2,516,908,903) (4,048,445,331) (1,628,646,730) (2,135,552,351)
Net increase (decrease) from shareholder transactions 4,258,951,532 (1,894,365,796) (443,753,406) (1,125,504,167)
Net increase (decrease) in net assets (2,382,469,065) 8,902,523,308 (4,067,750,952) 3,160,564,602
NET ASSETS
Beginning of period 35,157,514,770 26,254,991,462 12,973,599,440 9,813,034,838
End of period $ 32,775,045,705 $ 35,157,514,770 $ 8,905,848,488 $ 12,973,599,440
CHANGE IN FUND SHARES
Shares sold: Institutional Class 78,129,383 40,283,550 52,747,383 31,570,256
Advisor Class
Advisor Class 533,419 167,316 1,332,736 427,566
Premier Class
Premier Class 442,800 246,250 – –
Retirement Class
Retirement Class 1,086,900 1,707,662 1,333,997 1,667,596
Retail Class
Retail Class 2,281,184 2,655,383 – –
Class W
Class W 158,535,172 98,678,925 315,540 31,054,910
Shares reinvested: Institutional Class 7,600,524 5,819,007 11,641,762 2,826,680
Advisor Class
Advisor Class 17,667 5,316 116,722 27,537
Premier Class
Premier Class 40,785 27,964 – –
Retirement Class
Retirement Class 442,422 309,509 1,481,451 338,656
Retail Class
Retail Class 740,415 497,274 – –
Class W
Class W 12,840,407 9,277,037 66,234 1,050,350
Shares redeemed: Institutional Class (30,359,541) (81,869,719) (41,256,398) (40,851,412)
Advisor Class
Advisor Class (558,269) (149,776) (795,218) (575,213)
Premier Class
Premier Class (611,608) (575,909) – –
Retirement Class
Retirement Class (2,743,318) (2,870,676) (2,693,723) (3,880,857)
Retail Class
Retail Class (2,694,857) (3,826,234) – –
Class W
Class W (81,550,180) (130,732,814) (26,176,096) (36,647,022)
Net increase (decrease) from shareholder transactions 144,173,305 (60,349,935) (1,885,610) (12,990,953)

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
4.3
Large-Cap Value Index Fund
4.4
S&P 500 Index Fund
4.5
Small-Cap Blend Index Fund
4.6
Emerging Markets Equity Index Fund
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
$ 173,321,351 $ 157,871,578 $ 105,535,117 $ 99,958,906 $ 50,052,877 $ 41,972,323 $ 149,561,446 $ 90,972,689
182,522,000 423,608,897 466,516,853 76,642,431 (29,575,718) 334,796,631 (271,661,661) (25,549,707)
(970,102,839) 2,219,470,133 (1,749,092,179) 2,409,665,003 (864,509,673) 1,211,909,555 (1,692,155,639) 478,225,177
(614,259,488) 2,800,950,608 (1,177,040,209) 2,586,266,340 (844,032,514) 1,588,678,509 (1,814,255,854) 543,648,159
– – – – – – – –
(285,369,193) (147,209,703) (113,461,817) (78,758,573) (284,581,304) (79,088,443) (25,559,211) (21,408,760)
(561,502) (288,876) (2,242,071) (1,669,528) (1,363,379) (283,311) (115,225) (48,204)
– – – – – – (571,822) (541,547)
(44,781,956) (18,932,616) (33,383,568) (23,413,254) (84,129,222) (24,143,020) (10,903,950) (9,215,401)
– – – – – – (431,554) (317,009)
(1,378,187) (776,527) (432,616) (333,650) – – (83,067,648) (53,173,723)
(332,090,838) (167,207,722) (149,520,072) (104,175,005) (370,073,905) (103,514,774) (120,649,410) (84,704,644)
869,322,559 1,250,711,197 778,599,313 829,156,973 468,367,024 631,337,426 380,688,945 317,579,488
27,593,235 31,886,063 40,655,923 29,369,513 8,093,401 3,959,345 12,033,740 6,637,278
– – – – – – 7,523,771 16,228,289
143,528,174 209,992,188 202,019,442 192,080,514 13,580,601 58,870,717 78,690,153 80,549,259
– – – – – – 9,776,419 13,658,303
11,154,788 5,920,038 6,234,176 3,770,400 – – 1,221,105,988 1,246,492,339
234,573,225 121,869,085 109,613,033 76,296,249 277,841,379 77,489,433 25,512,424 21,212,714
555,912 286,145 2,238,268 1,666,946 1,349,807 279,613 111,880 45,300
– – – – – – 571,821 538,664
44,734,272 18,914,001 33,383,169 23,413,254 84,129,222 24,143,020 10,903,950 9,215,401
– – – – – – 417,108 303,632
1,378,187 776,527 432,615 333,649 – – 83,067,648 53,173,723
(1,323,182,983) (1,547,113,521) (1,307,082,778) (830,215,078) (821,110,549) (573,642,465) (122,934,038) (218,575,444)
(23,938,694) (31,935,577) (39,942,377) (40,437,698) (6,166,229) (3,508,307) (7,307,306) (5,085,919)
– – – – – – (4,543,040) (16,854,692)
(91,073,631) (113,412,433) (216,344,001) (243,936,262) (170,474,163) (151,499,314) (8,233,923) (17,521,844)
– – – – – – (9,957,974) (7,556,287)
(9,051,285) (11,230,494) (5,933,607) (6,825,026) – – (349,589,735) (328,351,351)
(114,406,241) (63,336,781) (396,126,824) 34,673,434 (144,389,507) 67,429,468 1,327,837,831 1,171,688,853
(1,060,756,567) 2,570,406,105 (1,722,687,105) 2,516,764,769 (1,358,495,926) 1,552,593,203 (607,067,433) 1,630,632,368
9,017,460,666 6,447,054,561 8,576,447,924 6,059,683,155 4,661,576,135 3,108,982,932 5,155,361,241 3,524,728,873
$ 7,956,704,099 $ 9,017,460,666 $ 6,853,760,819 $ 8,576,447,924 $ 3,303,080,209 $ 4,661,576,135 $ 4,548,293,808 $ 5,155,361,241
37,370,949 55,541,291 16,699,412 18,387,843 21,043,441 23,713,918 34,158,831 23,483,583
1,164,664 1,475,658 864,558 657,102 320,919 148,140 1,111,777 474,683
– – – – – – 692,614 1,193,894
5,896,557 8,936,082 4,408,706 4,470,390 583,237 2,201,634 7,019,234 5,922,402
– – – – – – 846,910 995,572
494,486 265,415 139,607 84,877 – – 110,291,585 92,725,827
9,773,885 6,060,124 2,129,649 1,898,861 11,012,341 3,290,422 2,005,694 1,639,313
23,192 14,250 43,546 41,528 53,564 11,883 8,768 3,487
– – – – – – 45,061 41,692
1,827,380 922,634 653,035 586,357 3,316,091 1,019,984 860,612 714,926
– – – – – – 32,869 23,519
57,448 38,614 8,407 8,304 – – 6,525,345 4,106,079
(56,704,292) (68,050,885) (27,227,637) (18,586,822) (37,126,947) (21,220,655) (11,075,026) (16,029,225)
(1,032,920) (1,351,537) (858,802) (917,296) (278,545) (130,838) (673,308) (363,316)
– – – – – – (415,930) (1,241,451)
(3,864,630) (4,896,829) (4,646,288) (5,349,704) (7,495,204) (5,539,506) (723,921) (1,289,250)
– – – – – – (851,890) (556,465)
(389,081) (492,633) (126,836) (149,897) – – (30,465,134) (24,206,932)
(5,382,362) (1,537,816) (7,912,643) 1,131,543 (8,571,103) 3,494,982 119,394,091 87,638,338

Statements of changes in net assets
TIAA-CREF Funds For the year ended
See notes to financial statements
204
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
concluded
4.7
International Equity Index Fund
October 31, 2022 October 31, 2021
OPERATIONS
Net investment income (loss) $ 555,376,642 $ 451,690,299
Net realized gain (loss) on total investments (186,506,998) 364,723,141
Net change in unrealized appreciation (depreciation) on total investments (4,920,455,572) 3,690,882,298
Net increase (decrease) in net assets from operations (4,551,585,928) 4,507,295,738
DISTRIBUTIONS TO SHAREHOLDERS – –
Institutional Class
Institutional Class (290,285,530) (179,887,061)
Advisor Class
Advisor Class (4,484,401) (2,504,669)
Premier Class
Premier Class (5,262,544) (4,375,400)
Retirement Class
Retirement Class (36,894,510) (22,985,372)
Class W
Class W (229,171,714) (99,167,970)
Total distributions (566,098,699) (308,920,472)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 1,551,243,650 1,587,283,373
Advisor Class
Advisor Class 36,955,617 29,895,347
Premier Class
Premier Class 31,009,788 38,691,400
Retirement Class
Retirement Class 75,744,533 71,431,787
Class W
Class W 2,071,159,886 2,314,524,808
Reinvestments of distributions: Institutional Class 280,101,957 174,854,263
Advisor Class
Advisor Class 4,480,152 2,501,793
Premier Class
Premier Class 5,262,544 4,375,400
Retirement Class
Retirement Class 36,894,510 22,985,372
Class W
Class W 229,171,714 99,167,970
Redemptions: Institutional Class (631,430,288) (2,009,409,741)
Advisor Class
Advisor Class (19,992,859) (23,731,150)
Premier Class
Premier Class (88,620,537) (71,135,246)
Retirement Class
Retirement Class (149,421,168) (182,454,437)
Class W
Class W (528,645,411) (728,786,086)
Net increase (decrease) from shareholder transactions 2,903,914,088 1,330,194,853
Net increase (decrease) in net assets (2,213,770,539) 5,528,570,119
NET ASSETS
Beginning of period 18,946,439,907 13,417,869,788
End of period $ 16,732,669,368 $ 18,946,439,907
CHANGE IN FUND SHARES
Shares sold: Institutional Class 78,011,912 70,128,728
Advisor Class
Advisor Class 1,848,016 1,345,182
Premier Class
Premier Class 1,538,185 1,759,341
Retirement Class
Retirement Class 3,714,077 3,171,050
Class W
Class W 104,484,644 101,475,512
Shares reinvested: Institutional Class 12,443,445 8,471,621
Advisor Class
Advisor Class 199,207 121,329
Premier Class
Premier Class 234,099 212,398
Retirement Class
Retirement Class 1,598,549 1,087,293
Class W
Class W 10,180,885 4,804,650
Shares redeemed: Institutional Class (30,408,791) (91,376,088)
Advisor Class
Advisor Class (998,584) (1,056,312)
Premier Class
Premier Class (3,944,841) (3,199,177)
Retirement Class
Retirement Class (6,896,911) (7,942,758)
Class W
Class W (25,605,321) (33,136,821)
Net increase (decrease) from shareholder transactions 146,398,571 55,865,948

TIAA-CREF Funds
Financial highlights
See notes to financial statements
206
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
4.1
EQUITY INDEX FUND
Institutional Class: 10/31/22 $ 34 .12 $ 0 .44 $ ( 5 .95 ) $ ( 5 .51 ) $ ( 0 .41 ) $ ( 0 .30 ) $ ( 0 .71 ) $ 27 .90
10/31/21 24 .07 0 .39 10 .06 10 .45 ( 0 .40 ) — ( 0 .40 ) 34 .12
10/31/20 22 .31 0 .39 1 .84 2 .23 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 24 .07
10/31/19 20 .12 0 .43 2 .20 2 .63 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 22 .31
10/31/18 19 .31 0 .38 0 .86 1 .24 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .12
Advisor Class: 10/31/22 34 .11 0 .41 ( 5 .95 ) ( 5 .54 ) ( 0 .39 ) ( 0 .30 ) ( 0 .69 ) 27 .88
10/31/21 24 .05 0 .35 10 .06 10 .41 ( 0 .35 ) — ( 0 .35 ) 34 .11
10/31/20 22 .29 0 .40 1 .80 2 .20 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 24 .05
10/31/19 20 .12 0 .40 2 .19 2 .59 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 22 .29
10/31/18 19 .30 0 .33 0 .90 1 .23 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .12
Premier Class: 10/31/22 34 .01 0 .39 ( 5 .93 ) ( 5 .54 ) ( 0 .36 ) ( 0 .30 ) ( 0 .66 ) 27 .81
10/31/21 23 .99 0 .35 10 .03 10 .38 ( 0 .36 ) — ( 0 .36 ) 34 .01
10/31/20 22 .24 0 .35 1 .83 2 .18 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 23 .99
10/31/19 20 .05 0 .40 2 .19 2 .59 ( 0 .33 ) ( 0 .07 ) ( 0 .40 ) 22 .24
10/31/18 19 .25 0 .34 0 .87 1 .21 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .05
Retirement Class: 10/31/22 34 .59 0 .37 ( 6 .04 ) ( 5 .67 ) ( 0 .33 ) ( 0 .30 ) ( 0 .63 ) 28 .29
10/31/21 24 .40 0 .32 10 .21 10 .53 ( 0 .34 ) — ( 0 .34 ) 34 .59
10/31/20 22 .62 0 .34 1 .85 2 .19 ( 0 .36 ) ( 0 .05 ) ( 0 .41 ) 24 .40
10/31/19 20 .39 0 .38 2 .24 2 .62 ( 0 .32 ) ( 0 .07 ) ( 0 .39 ) 22 .62
10/31/18 19 .56 0 .32 0 .90 1 .22 ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 20 .39
Retail Class: 10/31/22 34 .70 0 .38 ( 6 .07 ) ( 5 .69 ) ( 0 .32 ) ( 0 .30 ) ( 0 .62 ) 28 .39
10/31/21 24 .48 0 .32 10 .23 10 .55 ( 0 .33 ) — ( 0 .33 ) 34 .70
10/31/20 22 .69 0 .33 1 .86 2 .19 ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 24 .48
10/31/19 20 .45 0 .38 2 .24 2 .62 ( 0 .31 ) ( 0 .07 ) ( 0 .38 ) 22 .69
10/31/18 19 .62 0 .32 0 .89 1 .21 ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 20 .45
Class W: 10/31/22 34 .13 0 .45 ( 5 .94 ) ( 5 .49 ) ( 0 .43 ) ( 0 .30 ) ( 0 .73 ) 27 .91
10/31/21 24 .08 0 .41 10 .05 10 .46 ( 0 .41 ) — ( 0 .41 ) 34 .13
10/31/20 22 .32 0 .39 1 .85 2 .24 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 24 .08
10/31/19 20 .13 0 .44 2 .19 2 .63 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 22 .32
10/31/18
†
21 .72 0 .01 ( 1 .60 ) ( 1 .59 ) — — — 20 .13
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 16 .50 ) % $ 11,632,072 0 .05% 0 .05% 1 .46% 7%
43 .84 12,335,597 0 .05 0 .05 1 .30 7
f
10 .10 9,563,188 0 .05 0 .05 1 .69 12
f
13 .47 9,034,344 0 .05 0 .05 2 .08 4
6 .52 8,106,985 0 .05 0 .05 1 .87 5
f
( 16 .59 ) 11,341 0 .15 0 .15 1 .33 7
43 .66 14,119 0 .17 0 .17 1 .16 7
f
9 .97 9,404 0 .17 0 .17 1 .71 12
f
13 .26 49,888 0 .19 0 .19 1 .93 4
6 .44 35,041 0 .19 0 .19 1 .61 5
f
( 16 .62 ) 54,969 0 .20 0 .20 1 .30 7
43 .64 71,581 0 .20 0 .20 1 .15 7
f
9 .92 57,737 0 .20 0 .20 1 .55 12
f
13 .28 63,211 0 .20 0 .20 1 .92 4
6 .36 86,396 0 .20 0 .20 1 .68 5
f
( 16 .71 ) 651,723 0 .30 0 .30 1 .20 7
43 .50 838,804 0 .30 0 .30 1 .05 7
f
9 .79 612,612 0 .30 0 .30 1 .45 12
f
13 .18 662,900 0 .30 0 .30 1 .83 4
6 .29 568,207 0 .30 0 .30 1 .56 5
f
( 16 .70 ) 1,231,300 0 .32 0 .28 1 .22 7
43 .45 1,493,507 0 .32 0 .32 1 .02 7
f
9 .77 1,070,150 0 .33 0 .33 1 .41 12
f
13 .15 1,028,244 0 .33 0 .33 1 .80 4
6 .24 954,571 0 .33 0 .33 1 .53 5
f
( 16 .46 ) 19,193,641 0 .05 0.00 1 .50 7
43 .88 20,403,908 0 .05 0.00 1 .34 7
f
10 .14 14,941,901 0 .05 0.00 1 .71 12
f
13 .48 11,566,892 0 .05 0.00 2 .13 4
( 7 .32 )
b
7,873,593 0 .04
c
0.00
c
0 .55
c
5
f

Financial highlights
TIAA-CREF Funds
See notes to financial statements
208
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
4.2
LARGE-CAP GROWTH INDEX FUND
Institutional Class: 10/31/22 $ 61 .25 $ 0 .41 $ ( 14 .17 ) $ ( 13 .76 ) $ ( 0 .50 ) $ ( 4 .56 ) $ ( 5 .06 ) $ 42 .43
10/31/21 43 .65 0 .39 18 .15 18 .54 ( 0 .35 ) ( 0 .59 ) ( 0 .94 ) 61 .25
10/31/20 34 .63 0 .39 9 .50 9 .89 ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 43 .65
10/31/19 30 .73 0 .41 4 .59 5 .00 ( 0 .39 ) ( 0 .71 ) ( 1 .10 ) 34 .63
10/31/18 28 .30 0 .39 2 .59 2 .98 ( 0 .35 ) ( 0 .20 ) ( 0 .55 ) 30 .73
Advisor Class: 10/31/22 61 .13 0 .35 ( 14 .14 ) ( 13 .79 ) ( 0 .44 ) ( 4 .56 ) ( 5 .00 ) 42 .34
10/31/21 43 .57 0 .32 18 .12 18 .44 ( 0 .29 ) ( 0 .59 ) ( 0 .88 ) 61 .13
10/31/20 34 .57 0 .33 9 .50 9 .83 ( 0 .36 ) ( 0 .47 ) ( 0 .83 ) 43 .57
10/31/19 30 .68 0 .37 4 .59 4 .96 ( 0 .36 ) ( 0 .71 ) ( 1 .07 ) 34 .57
10/31/18 28 .27 0 .35 2 .58 2 .93 ( 0 .32 ) ( 0 .20 ) ( 0 .52 ) 30 .68
Retirement Class: 10/31/22 61 .61 0 .29 ( 14 .28 ) ( 13 .99 ) ( 0 .36 ) ( 4 .56 ) ( 4 .92 ) 42 .70
10/31/21 43 .91 0 .26 18 .27 18 .53 ( 0 .24 ) ( 0 .59 ) ( 0 .83 ) 61 .61
10/31/20 34 .83 0 .29 9 .57 9 .86 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 43 .91
10/31/19 30 .89 0 .33 4 .63 4 .96 ( 0 .31 ) ( 0 .71 ) ( 1 .02 ) 34 .83
10/31/18 28 .46 0 .32 2 .60 2 .92 ( 0 .29 ) ( 0 .20 ) ( 0 .49 ) 30 .89
Class W: 10/31/22 61 .30 0 .50 ( 13 .57 ) ( 13 .07 ) ( 3 .05 ) ( 4 .56 ) ( 7 .61 ) 40 .62
10/31/21 43 .67 0 .41 18 .16 18 .57 ( 0 .35 ) ( 0 .59 ) ( 0 .94 ) 61 .30
10/31/20 34 .63 0 .28 9 .63 9 .91 ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 43 .67
10/31/19
†
33 .68 0 .02 0 .93 0 .95 — — — 34 .63
†
Class W commenced operations on September 30, 2019.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 24 .65 ) % $ 8,034,639 0 .05% 0 .05% 0 .84% 34%
43 .11 10,180,858 0 .05 0 .05 0 .73 31
29 .14 7,537,182 0 .05 0 .05 1 .00 33
f
17 .03 6,833,846 0 .05 0 .05 1 .28 28
10 .67 5,375,762 0 .05 0 .05 1 .28 28
( 24 .73 ) 84,495 0 .16 0 .16 0 .72 34
42 .93 81,993 0 .17 0 .17 0 .61 31
29 .00 63,667 0 .18 0 .18 0 .86 33
f
16 .90 49,158 0 .18 0 .18 1 .16 28
10 .49 40,368 0 .19 0 .19 1 .13 28
( 24 .84 ) 757,262 0 .30 0 .30 0 .58 34
42 .77 1,085,055 0 .30 0 .30 0 .48 31
28 .84 855,735 0 .30 0 .30 0 .74 33
f
16 .75 688,063 0 .30 0 .30 1 .05 28
10 .37 705,970 0 .30 0 .30 1 .03 28
( 24 .60 ) 29,452 0 .05 0.00 0 .76 34
43 .17 1,625,694 0 .05 0.00 0 .77 31
29 .22 1,356,450 0 .05 0.00 0 .71 33
f
2 .82
b
21,390 0 .15
c
0.00
c
0 .79
c
28

Financial highlights
TIAA-CREF Funds
See notes to financial statements
210
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
4.3
LARGE-CAP VALUE INDEX FUND
Institutional Class: 10/31/22 $ 24 .89 $ 0 .48 $ ( 2 .16 ) $ ( 1 .68 ) $ ( 0 .45 ) $ ( 0 .47 ) $ ( 0 .92 ) $ 22 .29
10/31/21 17 .72 0 .44 7 .19 7 .63 ( 0 .46 ) — ( 0 .46 ) 24 .89
10/31/20 20 .54 0 .46 ( 1 .85 ) ( 1 .39 ) ( 0 .57 ) ( 0 .86 ) ( 1 .43 ) 17 .72
10/31/19 19 .30 0 .57 1 .47 2 .04 ( 0 .49 ) ( 0 .31 ) ( 0 .80 ) 20 .54
10/31/18 19 .58 0 .49 0 .09 0 .58 ( 0 .47 ) ( 0 .39 ) ( 0 .86 ) 19 .30
Advisor Class: 10/31/22 24 .82 0 .44 ( 2 .14 ) ( 1 .70 ) ( 0 .41 ) ( 0 .47 ) ( 0 .88 ) 22 .24
10/31/21 17 .67 0 .36 7 .22 7 .58 ( 0 .43 ) — ( 0 .43 ) 24 .82
10/31/20 20 .49 0 .48 ( 1 .90 ) ( 1 .42 ) ( 0 .54 ) ( 0 .86 ) ( 1 .40 ) 17 .67
10/31/19 19 .26 0 .55 1 .46 2 .01 ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 20 .49
10/31/18 19 .56 0 .46 0 .08 0 .54 ( 0 .45 ) ( 0 .39 ) ( 0 .84 ) 19 .26
Retirement Class: 10/31/22 25 .32 0 .43 ( 2 .20 ) ( 1 .77 ) ( 0 .40 ) ( 0 .47 ) ( 0 .87 ) 22 .68
10/31/21 18 .03 0 .39 7 .32 7 .71 ( 0 .42 ) — ( 0 .42 ) 25 .32
10/31/20 20 .87 0 .42 ( 1 .88 ) ( 1 .46 ) ( 0 .52 ) ( 0 .86 ) ( 1 .38 ) 18 .03
10/31/19 19 .59 0 .53 1 .50 2 .03 ( 0 .44 ) ( 0 .31 ) ( 0 .75 ) 20 .87
10/31/18 19 .87 0 .45 0 .09 0 .54 ( 0 .43 ) ( 0 .39 ) ( 0 .82 ) 19 .59
Class W: 10/31/22 24 .90 0 .49 ( 2 .16 ) ( 1 .67 ) ( 0 .47 ) ( 0 .47 ) ( 0 .94 ) 22 .29
10/31/21 17 .73 0 .45 7 .19 7 .64 ( 0 .47 ) — ( 0 .47 ) 24 .90
10/31/20 20 .54 0 .47 ( 1 .85 ) ( 1 .38 ) ( 0 .57 ) ( 0 .86 ) ( 1 .43 ) 17 .73
10/31/19
†
20 .26 0 .08 0 .20 0 .28 — — — 20 .54
†
Class W commenced operations on September 30, 2019.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 6 .99 ) % $ 6,667,880 0 .05% 0 .05% 2 .08% 21%
43 .69 7,684,426 0 .05 0 .05 1 .93 29
( 7 .51 ) 5,586,461 0 .05 0 .05 2 .52 33
f
11 .13 5,973,386 0 .05 0 .05 2 .97 38
2 .97 5,482,154 0 .05 0 .05 2 .49 27
( 7 .11 ) 17,967 0 .19 0 .19 1 .92 21
43 .47 16,207 0 .19 0 .19 1 .60 29
( 7 .63 ) 9,094 0 .19 0 .19 2 .54 33
f
11 .00 31,051 0 .19 0 .19 2 .85 38
2 .77 8,505 0 .19 0 .19 2 .34 27
( 7 .25 ) 1,233,751 0 .30 0 .30 1 .83 21
43 .28 1,279,443 0 .30 0 .30 1 .67 29
( 7 .71 ) 821,535 0 .30 0 .30 2 .29 33
f
10 .85 877,423 0 .30 0 .30 2 .71 38
2 .68 865,369 0 .30 0 .30 2 .25 27
( 6 .98 ) 37,105 0 .05 0.00 2 .13 21
43 .73 37,385 0 .05 0.00 1 .98 29
( 7 .45 ) 29,964 0 .05 0.00 2 .57 33
f
1 .38
b
28,293 0 .12
c
0.00
c
4 .13
c
38

Financial highlights
TIAA-CREF Funds
See notes to financial statements
212
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
4.4
S&P 500 INDEX FUND
Institutional Class: 10/31/22 $ 51 .11 $ 0 .69 $ ( 8 .00 ) $ ( 7 .31 ) $ ( 0 .64 ) $ ( 0 .29 ) $ ( 0 .93 ) $ 42 .87
10/31/21 36 .35 0 .62 14 .77 15 .39 ( 0 .63 ) — ( 0 .63 ) 51 .11
10/31/20 33 .88 0 .62 2 .61 3 .23 ( 0 .66 ) ( 0 .10 ) ( 0 .76 ) 36 .35
10/31/19 30 .48 0 .68 3 .53 4 .21 ( 0 .59 ) ( 0 .22 ) ( 0 .81 ) 33 .88
10/31/18 29 .04 0 .57 1 .52 2 .09 ( 0 .54 ) ( 0 .11 ) ( 0 .65 ) 30 .48
Advisor Class: 10/31/22 50 .99 0 .63 ( 8 .00 ) ( 7 .37 ) ( 0 .57 ) ( 0 .29 ) ( 0 .86 ) 42 .76
10/31/21 36 .27 0 .56 14 .74 15 .30 ( 0 .58 ) — ( 0 .58 ) 50 .99
10/31/20 33 .82 0 .57 2 .61 3 .18 ( 0 .63 ) ( 0 .10 ) ( 0 .73 ) 36 .27
10/31/19 30 .43 0 .64 3 .52 4 .16 ( 0 .55 ) ( 0 .22 ) ( 0 .77 ) 33 .82
10/31/18 29 .01 0 .52 1 .52 2 .04 ( 0 .51 ) ( 0 .11 ) ( 0 .62 ) 30 .43
Retirement Class: 10/31/22 50 .67 0 .57 ( 7 .94 ) ( 7 .37 ) ( 0 .52 ) ( 0 .29 ) ( 0 .81 ) 42 .49
10/31/21 36 .06 0 .51 14 .64 15 .15 ( 0 .54 ) — ( 0 .54 ) 50 .67
10/31/20 33 .62 0 .53 2 .60 3 .13 ( 0 .59 ) ( 0 .10 ) ( 0 .69 ) 36 .06
10/31/19 30 .24 0 .60 3 .51 4 .11 ( 0 .51 ) ( 0 .22 ) ( 0 .73 ) 33 .62
10/31/18 28 .83 0 .49 1 .50 1 .99 ( 0 .47 ) ( 0 .11 ) ( 0 .58 ) 30 .24
Class W: 10/31/22 51 .13 0 .71 ( 8 .01 ) ( 7 .30 ) ( 0 .66 ) ( 0 .29 ) ( 0 .95 ) 42 .88
10/31/21 36 .36 0 .64 14 .78 15 .42 ( 0 .65 ) — ( 0 .65 ) 51 .13
10/31/20 33 .88 0 .63 2 .62 3 .25 ( 0 .67 ) ( 0 .10 ) ( 0 .77 ) 36 .36
10/31/19
†
33 .16 0 .10 0 .62 0 .72 — — — 33 .88
†
Class W commenced operations on September 30, 2019.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 14 .62 ) % $ 4,933,068 0 .05% 0 .05% 1 .47% 5%
42 .82 6,310,496 0 .05 0 .05 1 .38 7
f
9 .67 4,426,743 0 .05 0 .05 1 .78 7
14 .27 4,038,596 0 .05 0 .05 2 .17 5
7 .26 3,533,305 0 .05 0 .05 1 .87 8
( 14 .74 ) 114,843 0 .18 0 .18 1 .35 5
42 .63 134,424 0 .18 0 .18 1 .25 7
f
9 .51 103,558 0 .18 0 .18 1 .65 7
14 .12 88,735 0 .19 0 .19 2 .05 5
7 .12 44,964 0 .20 0 .20 1 .70 8
( 14 .83 ) 1,784,834 0 .30 0 .30 1 .23 5
42 .43 2,107,555 0 .30 0 .30 1 .13 7
f
9 .41 1,510,268 0 .30 0 .30 1 .53 7
14 .01 1,366,911 0 .30 0 .30 1 .92 5
6 .97 1,196,818 0 .30 0 .30 1 .62 8
( 14 .59 ) 21,016 0 .05 0.00 1 .52 5
42 .90 23,973 0 .05 0.00 1 .43 7
f
9 .72 19,113 0 .04 0.00 1 .83 7
2 .17
b
17,484 0 .16
c
0.00
c
3 .34
c
5

Financial highlights
TIAA-CREF Funds
See notes to financial statements
214
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
4.5
SMALL-CAP BLEND INDEX FUND
Institutional Class: 10/31/22 $ 28 .54 $ 0 .32 $ ( 5 .22 ) $ ( 4 .90 ) $ ( 0 .32 ) $ ( 1 .98 ) $ ( 2 .30 ) $ 21 .34
10/31/21 19 .45 0 .27 9 .47 9 .74 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 28 .54
10/31/20 20 .46 0 .22 ( 0 .15 ) 0 .07 ( 0 .29 ) ( 0 .79 ) ( 1 .08 ) 19 .45
10/31/19 21 .18 0 .31 0 .59 0 .90 ( 0 .28 ) ( 1 .34 ) ( 1 .62 ) 20 .46
10/31/18 22 .02 0 .31 0 .12 0 .43 ( 0 .31 ) ( 0 .96 ) ( 1 .27 ) 21 .18
Advisor Class: 10/31/22 28 .48 0 .28 ( 5 .20 ) ( 4 .92 ) ( 0 .29 ) ( 1 .98 ) ( 2 .27 ) 21 .29
10/31/21 19 .41 0 .23 9 .46 9 .69 ( 0 .23 ) ( 0 .39 ) ( 0 .62 ) 28 .48
10/31/20 20 .43 0 .19 ( 0 .16 ) 0 .03 ( 0 .26 ) ( 0 .79 ) ( 1 .05 ) 19 .41
10/31/19 21 .15 0 .30 0 .57 0 .87 ( 0 .25 ) ( 1 .34 ) ( 1 .59 ) 20 .43
10/31/18 22 .00 0 .26 0 .14 0 .40 ( 0 .29 ) ( 0 .96 ) ( 1 .25 ) 21 .15
Retirement Class: 10/31/22 28 .62 0 .26 ( 5 .24 ) ( 4 .98 ) ( 0 .25 ) ( 1 .98 ) ( 2 .23 ) 21 .41
10/31/21 19 .51 0 .20 9 .51 9 .71 ( 0 .21 ) ( 0 .39 ) ( 0 .60 ) 28 .62
10/31/20 20 .52 0 .17 ( 0 .15 ) 0 .02 ( 0 .24 ) ( 0 .79 ) ( 1 .03 ) 19 .51
10/31/19 21 .23 0 .26 0 .60 0 .86 ( 0 .23 ) ( 1 .34 ) ( 1 .57 ) 20 .52
10/31/18 22 .07 0 .25 0 .14 0 .39 ( 0 .27 ) ( 0 .96 ) ( 1 .23 ) 21 .23
a
Based on average shares outstanding.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 18 .42 ) % $ 2,548,376 0 .06% 0 .06% 1 .38% 25%
50 .75 3,552,723 0 .05 0 .05 1 .00 33
0 .08 2,308,446 0 .06 0 .06 1 .16 32
f
4 .98 2,308,296 0 .06 0 .06 1 .58 32
1 .99 1,966,064 0 .06 0 .06 1 .38 20
( 18 .53 ) 12,338 0 .67 0 .21 1 .22 25
50 .57 13,774 0 .76 0 .20 0 .85 33
( 0 .11 ) 8,823 1 .08 0 .20 1 .01 32
f
4 .83 7,980 0 .84 0 .21 1 .52 32
1 .84 13,215 0 .42 0 .21 1 .13 20
( 18 .63 ) 742,366 0 .31 0 .31 1 .12 25
50 .39 1,095,078 0 .30 0 .30 0 .75 33
( 0 .16 ) 791,714 0 .30 0 .30 0 .92 32
f
4 .72 791,066 0 .31 0 .31 1 .33 32
1 .75 689,246 0 .31 0 .31 1 .12 20

Financial highlights
TIAA-CREF Funds
See notes to financial statements
216
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
4.6
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class: 10/31/22 $ 13 .20 $ 0 .32 $ ( 4 .32 ) $ ( 4 .00 ) $ ( 0 .29 ) $ — $ ( 0 .29 ) $ 8 .91
10/31/21 11 .64 0 .27 1 .56 1 .83 ( 0 .27 ) — ( 0 .27 ) 13 .20
10/31/20 11 .05 0 .23 0 .68 0 .91 ( 0 .32 ) — ( 0 .32 ) 11 .64
10/31/19 10 .14 0 .30 0 .85 1 .15 ( 0 .24 ) — ( 0 .24 ) 11 .05
10/31/18 11 .86 0 .28 ( 1 .76 ) ( 1 .48 ) ( 0 .24 ) — ( 0 .24 ) 10 .14
Advisor Class: 10/31/22 13 .23 0 .33 ( 4 .36 ) ( 4 .03 ) ( 0 .27 ) — ( 0 .27 ) 8 .93
10/31/21 11 .65 0 .24 1 .57 1 .81 ( 0 .23 ) — ( 0 .23 ) 13 .23
10/31/20 11 .06 0 .18 0 .71 0 .89 ( 0 .30 ) — ( 0 .30 ) 11 .65
10/31/19 10 .13 0 .35 0 .80 1 .15 ( 0 .22 ) — ( 0 .22 ) 11 .06
10/31/18 11 .85 0 .37 ( 1 .87 ) ( 1 .50 ) ( 0 .22 ) — ( 0 .22 ) 10 .13
Premier Class: 10/31/22 13 .15 0 .31 ( 4 .32 ) ( 4 .01 ) ( 0 .26 ) — ( 0 .26 ) 8 .88
10/31/21 11 .60 0 .25 1 .55 1 .80 ( 0 .25 ) — ( 0 .25 ) 13 .15
10/31/20 11 .02 0 .21 0 .67 0 .88 ( 0 .30 ) — ( 0 .30 ) 11 .60
10/31/19 10 .10 0 .32 0 .82 1 .14 ( 0 .22 ) — ( 0 .22 ) 11 .02
10/31/18 11 .82 0 .23 ( 1 .73 ) ( 1 .50 ) ( 0 .22 ) — ( 0 .22 ) 10 .10
Retirement Class: 10/31/22 13 .12 0 .29 ( 4 .30 ) ( 4 .01 ) ( 0 .25 ) — ( 0 .25 ) 8 .86
10/31/21 11 .57 0 .24 1 .55 1 .79 ( 0 .24 ) — ( 0 .24 ) 13 .12
10/31/20 11 .00 0 .20 0 .67 0 .87 ( 0 .30 ) — ( 0 .30 ) 11 .57
10/31/19 10 .08 0 .32 0 .81 1 .13 ( 0 .21 ) — ( 0 .21 ) 11 .00
10/31/18 11 .80 0 .24 ( 1 .75 ) ( 1 .51 ) ( 0 .21 ) — ( 0 .21 ) 10 .08
Retail Class: 10/31/22 13 .13 0 .28 ( 4 .30 ) ( 4 .02 ) ( 0 .24 ) — ( 0 .24 ) 8 .87
10/31/21 11 .59 0 .22 1 .55 1 .77 ( 0 .23 ) — ( 0 .23 ) 13 .13
10/31/20 11 .00 0 .19 0 .68 0 .87 ( 0 .28 ) — ( 0 .28 ) 11 .59
10/31/19 10 .09 0 .29 0 .82 1 .11 ( 0 .20 ) — ( 0 .20 ) 11 .00
10/31/18 11 .81 0 .23 ( 1 .75 ) ( 1 .52 ) ( 0 .20 ) — ( 0 .20 ) 10 .09
Class W: 10/31/22 13 .23 0 .34 ( 4 .33 ) ( 3 .99 ) ( 0 .30 ) — ( 0 .30 ) 8 .94
10/31/21 11 .66 0 .29 1 .57 1 .86 ( 0 .29 ) — ( 0 .29 ) 13 .23
10/31/20 11 .07 0 .26 0 .67 0 .93 ( 0 .34 ) — ( 0 .34 ) 11 .66
10/31/19 10 .14 0 .37 0 .81 1 .18 ( 0 .25 ) — ( 0 .25 ) 11 .07
10/31/18
†
11 .06 0 .02 ( 0 .94 ) ( 0 .92 ) — — — 10 .14
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 30 .98 ) % $ 1,010,505 0 .19% 0 .19% 2 .91% 7%
15 .77 1,165,241 0 .18 0 .18 1 .96 33
f
8 .43 921,818 0 .20 0 .20 2 .13 36
11 .60 824,509 0 .20 0 .20 2 .80 53
( 12 .75 ) 1,256,129 0 .20 0 .20 2 .34 27
( 31 .08 ) 6,895 0 .33 0 .33 3 .01 7
15 .61 4,300 0 .32 0 .32 1 .77 33
f
8 .28 2,449 0 .34 0 .34 1 .62 36
11 .52 12,105 0 .34 0 .34 3 .34 53
( 12 .86 ) 1,511 0 .34 0 .34 3 .19 27
( 31 .06 ) 22,113 0 .34 0 .34 2 .74 7
15 .58 28,510 0 .33 0 .33 1 .80 33
f
8 .21 25,218 0 .35 0 .35 1 .90 36
11 .52 26,772 0 .35 0 .35 3 .00 53
( 12 .89 ) 24,852 0 .35 0 .35 1 .99 27
( 31 .12 ) 438,986 0 .44 0 .44 2 .64 7
15 .55 556,244 0 .43 0 .43 1 .74 33
f
8 .06 428,964 0 .45 0 .45 1 .89 36
11 .43 325,179 0 .45 0 .45 2 .97 53
( 12 .99 ) 233,463 0 .45 0 .45 2 .03 27
( 31 .19 ) 16,002 0 .53 0 .50 2 .51 7
15 .32 23,317 0 .56 0 .56 1 .65 33
f
8 .07 15,221 0 .57 0 .57 1 .73 36
11 .16 14,225 0 .57 0 .57 2 .74 53
( 13 .07 ) 13,357 0 .57 0 .57 1 .92 27
( 30 .81 ) 3,053,793 0 .19 0.00 3 .07 7
16 .00 3,377,750 0 .18 0.00 2 .17 33
f
8 .60 2,131,058 0 .20 0 .01 2 .37 36
11 .86 1,399,712 0 .20 0.00 3 .50 53
( 8 .32 )
b
889,002 0 .22
c
0.00
c
2 .27
c
27

Financial highlights
TIAA-CREF Funds
See notes to financial statements
218
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
4.7
INTERNATIONAL EQUITY INDEX FUND
Institutional Class: 10/31/22 $ 23 .56 $ 0 .64 $ ( 5 .91 ) $ ( 5 .27 ) $ ( 0 .69 ) $ — $ ( 0 .69 ) $ 17 .60
10/31/21 17 .93 0 .61 5 .44 6 .05 ( 0 .42 ) — ( 0 .42 ) 23 .56
10/31/20 19 .77 0 .45 ( 1 .67 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .93
10/31/19 18 .37 0 .61 1 .37 1 .98 ( 0 .58 ) — ( 0 .58 ) 19 .77
10/31/18 20 .32 0 .61 ( 2 .00 ) ( 1 .39 ) ( 0 .56 ) — ( 0 .56 ) 18 .37
Advisor Class: 10/31/22 23 .51 0 .61 ( 5 .89 ) ( 5 .28 ) ( 0 .67 ) — ( 0 .67 ) 17 .56
10/31/21 17 .90 0 .59 5 .42 6 .01 ( 0 .40 ) — ( 0 .40 ) 23 .51
10/31/20 19 .75 0 .43 ( 1 .68 ) ( 1 .25 ) ( 0 .60 ) — ( 0 .60 ) 17 .90
10/31/19 18 .34 0 .58 1 .38 1 .96 ( 0 .55 ) — ( 0 .55 ) 19 .75
10/31/18 20 .29 0 .60 ( 2 .01 ) ( 1 .41 ) ( 0 .54 ) — ( 0 .54 ) 18 .34
Premier Class: 10/31/22 23 .48 0 .59 ( 5 .87 ) ( 5 .28 ) ( 0 .65 ) — ( 0 .65 ) 17 .55
10/31/21 17 .87 0 .58 5 .42 6 .00 ( 0 .39 ) — ( 0 .39 ) 23 .48
10/31/20 19 .71 0 .42 ( 1 .67 ) ( 1 .25 ) ( 0 .59 ) — ( 0 .59 ) 17 .87
10/31/19 18 .31 0 .59 1 .36 1 .95 ( 0 .55 ) — ( 0 .55 ) 19 .71
10/31/18 20 .26 0 .56 ( 1 .98 ) ( 1 .42 ) ( 0 .53 ) — ( 0 .53 ) 18 .31
Retirement Class: 10/31/22 24 .08 0 .60 ( 6 .05 ) ( 5 .45 ) ( 0 .63 ) — ( 0 .63 ) 18 .00
10/31/21 18 .32 0 .57 5 .56 6 .13 ( 0 .37 ) — ( 0 .37 ) 24 .08
10/31/20 20 .20 0 .41 ( 1 .72 ) ( 1 .31 ) ( 0 .57 ) — ( 0 .57 ) 18 .32
10/31/19 18 .74 0 .59 1 .40 1 .99 ( 0 .53 ) — ( 0 .53 ) 20 .20
10/31/18 20 .73 0 .57 ( 2 .04 ) ( 1 .47 ) ( 0 .52 ) — ( 0 .52 ) 18 .74
Class W: 10/31/22 23 .57 0 .65 ( 5 .91 ) ( 5 .26 ) ( 0 .70 ) — ( 0 .70 ) 17 .61
10/31/21 17 .94 0 .63 5 .43 6 .06 ( 0 .43 ) — ( 0 .43 ) 23 .57
10/31/20 19 .78 0 .46 ( 1 .68 ) ( 1 .22 ) ( 0 .62 ) — ( 0 .62 ) 17 .94
10/31/19 18 .37 0 .63 1 .36 1 .99 ( 0 .58 ) — ( 0 .58 ) 19 .78
10/31/18
†
19 .95 0 .02 ( 1 .60 ) ( 1 .58 ) — — — 18 .37
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
f
Does not include in-kind transactions.

See notes to financial statements

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 23 .00 ) % $ 8,366,604 0 .05% 0 .05% 3 .14% 5%
34 .05 9,784,831 0 .05 0 .05 2 .72 5
f
( 6 .45 ) 7,675,874 0 .05 0 .05 2 .46 4
11 .23 7,842,042 0 .06 0 .06 3 .28 10
( 7 .04 ) 7,702,594 0 .06 0 .06 3 .06 4
f
( 23 .10 ) 135,488 0 .17 0 .17 3 .03 5
33 .86 156,717 0 .17 0 .17 2 .65 5
f
( 6 .58 ) 111,950 0 .17 0 .17 2 .32 4
11 .15 118,307 0 .19 0 .19 3 .15 10
( 7 .16 ) 28,194 0 .20 0 .20 3 .00 4
f
( 23 .10 ) 138,009 0 .20 0 .20 2 .91 5
33 .87 235,696 0 .20 0 .20 2 .60 5
f
( 6 .61 ) 201,339 0 .20 0 .20 2 .26 4
11 .06 240,884 0 .21 0 .21 3 .18 10
( 7 .18 ) 215,656 0 .21 0 .21 2 .80 4
f
( 23 .20 ) 1,025,583 0 .30 0 .30 2 .86 5
33 .74 1,409,903 0 .30 0 .30 2 .50 5
f
( 6 .73 ) 1,140,317 0 .30 0 .30 2 .20 4
11 .01 1,175,682 0 .31 0 .31 3 .09 10
( 7 .29 ) 965,816 0 .31 0 .31 2 .78 4
f
( 22 .96 ) 7,066,985 0 .05 0.00 3 .21 5
34 .09 7,359,293 0 .05 0.00 2 .80 5
f
( 6 .40 ) 4,288,389 0 .05 0.00 2 .53 4
11 .30 3,612,733 0 .06 0.00 3 .42 10
( 7 .92 )
b
2,478,430 0 .06
c
0.00
c
1 .15
c
4
f

TIAA-CREF Funds

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Notes to financial statements
Note 1—organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index
Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund
(collectively the “Funds” or individually, the “Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen
Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer up to six share classes, although any one Fund may not necessarily offer all six classes. The Funds may offer
Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The  Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The  net asset value  (“NAV”) for financial reporting purposes may differ from the  NAV for processing transactions.
The  NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the  NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds .
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund.
Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments”
on the Statements of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) of total investments” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’
normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:

Notes to financial statements

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Investments in registered investment companies: Investments in investment companies are valued at their respective NAVs on the valuation date and are generally classified as Level 1.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Futures contracts: Futures contracts are valued using the closing settlement price or, in the absence of such a price, the last traded price and are generally classified as Level 1.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.
The following table summarizes the market value of the Funds’ investments as of October 31, 2022, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Equity Index
Common stocks $32,664,324,042 $— $197,268 $32,664,521,310
Rights/Warrants — — 276 276
Short-term investments 231,212,889 254,906,612 — 486,119,501
Futures contracts* 2,176,704 — — 2,176,704
Total $32,897,713,635 $254,906,612 $197,544 $33,152,817,791
1 1 1 1 1
Large-Cap Growth Index
Common stocks $8,884,794,744 $— $— $8,884,794,744
Short-term investments 24,413,256 4,670,000 — 29,083,256
Total $8,909,208,000 $4,670,000 $— $8,913,878,000
1 1 1 1 1
Large-Cap Value Index
Common stocks $7,956,380,532 $— $115,462 $7,956,495,994
Short-term investments 22,144,655 — — 22,144,655
Total $7,978,525,187 $— $115,462 $7,978,640,649
1 1 1 1 1
S&P 500 Index
Common stocks $6,786,901,898 $— $— $6,786,901,898
Short-term investments 4,174,123 53,839,271 — 58,013,394
Futures contracts* 1,819,016 — — 1,819,016
Total $6,792,895,037 $53,839,271 $— $6,846,734,308
1 1 1 1 1

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
Note 4—investments
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of October 31, 2022, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of October 31, 2022, the total value of securities on loan and the total value of collateral received were as follows:
Fund Level 1 Level 2 Level 3 Total
Small-Cap Blend Index
Common stocks $3,283,954,957 $— $56,467 $3,284,011,424
Rights/Warrants 106 — 561 667
Short-term investments 175,032,594 19,475,000 — 194,507,594
Futures contracts* 1,201,432 — — 1,201,432
Total $3,460,189,089 $19,475,000 $57,028 $3,479,721,117
1 1 1 1 1
Emerging Markets Equity Index
Corporate bonds $— $19,277 $— $19,277
Common stocks 568,903,150 3,904,906,383 485,180 4,474,294,713
Rights/Warrants — 47,323 1 47,324
Short-term investments 7,347,100 77,419,487 — 84,766,587
Futures contracts* (1,868,056) — — (1,868,056)
Total $574,382,194 $3,982,392,470 $485,181 $4,557,259,845
1 1 1 1 1
International Equity Index
Common stocks $98,723,941 $16,336,355,543 $1 $16,435,079,485
Short-term investments 156,184,198 166,985,966 — 323,170,164
Futures contracts* 4,524,301 — — 4,524,301
Total $259,432,440 $16,503,341,509 $1 $16,762,773,950
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.

Notes to financial statements

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-
delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods;
interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period.
The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended
October 31, 2022 were as follows:
Note 5—derivative investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
At October 31, 2022, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:
* Value represents the cumulative unrealized appreciation (depreciation) of cleared derivative contracts as reported in the Fund's
Portfolio of investments. The Statements of assets and liabilities only reflects the current day variation margin receivable/payable from/to brokers on open cleared derivative contracts.
Aggregate value of
securities on loan
Fund
Equity
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
Equity Index $266,030,201 $231,212,889 $45,783,540 $276,996,429
Large-Cap Growth Index 27,079,303 24,413,256 3,538,276 27,951,532
Large-Cap Value Index 28,982,453 22,144,655 7,685,893 29,830,548
S&P 500 Index 4,313,106 4,174,122 238,127 4,412,249
Small-Cap Blend Index 205,568,720 175,032,594 39,081,544 214,114,138
Emerging Markets Equity Index 32,362,752 7,347,100 30,786,234 38,133,334
International Equity Index 232,842,524 156,184,198 96,842,442 253,026,640
*May include cash and investment of cash collateral
Fund
Non-U.S. government
purchases
Non-U.S. government
sales
4.1
Equity Index $ 6,225,842,991 $ 2,241,655,201
4.2
Large-Cap Growth Index 3,436,227,850 4,728,917,368
4.3
Large-Cap Value Index 1,799,320,974 2,064,173,288
4.4
S&P 500 Index 338,681,212 802,623,100
4.5
Small-Cap Blend Index 954,854,387 1,434,308,038
4.6
Emerging Markets Equity Index 1,633,232,879 350,095,426
4.7
International Equity Index 3,721,288,171 788,119,624
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
Equity Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
$ 2,176,704 - $ –
1 1 1 1 1 1 1 1
S&P 500 Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,819,016 - –
1 1 1 1 1 1 1 1
Small-Cap Blend Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
1,201,432 - –
1 1 1 1 1 1 1 1
Emerging Markets Equity Index Fund
Futures contracts Equity - – Unrealized depreciation
on futures contracts
*
(1,868,056)
1 1 1 1 1 1 1 1
International Equity Index Fund
Futures contracts Equity Unrealized appreciation
on futures contracts
*
4,524,301 - –
1 1 1 1 1 1 1 1

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
For the year ended October 31, 2022, the effect of derivative contracts on the Funds' Statements of operations was as follows:
Futures contracts:  Certain Funds are subject to equity price and interest rate risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity and bond markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs.
A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Upon execution of a futures contract, the Fund is obligated to deposit cash or eligible securities, also known as “initial margin,” into an account at its clearing broker equal to a specified percentage of the contract amount. Securities deposited for initial margin, if any, are identified in the Portfolio of investments and cash deposited for initial margin, if any, is reflected on the Statements of assets and liabilities.
During the period the futures contract is open, changes in the market value of the contract are recognized as an unrealized gain or loss by “marking-to-market” on a daily basis. The Fund and the clearing broker are obligated to settle monies on a daily basis representing the changes in the value of the contracts. These daily cash settlements are known as “variation margin” which are recognized on the Statements of assets and liabilities as a receivable or payable for variation margin on futures contracts. When the contract is closed or expired, the Fund records a realized gain or loss equal to the difference between the value of the contract on the closing date and value of the contract when originally entered into. The net realized gain or loss and the change in unrealized appreciation (depreciation) on futures contracts held during the period is included on the Statement of operations.
Risks of investments in futures contracts include the possible adverse movement in the price of the securities or indices underlying the contracts, the possibility that there may not be a liquid secondary market for the contracts and/or that a change in the value of the contract may not correlate with a change in the value of the underlying securities or indices.
The average notional amount of futures contracts outstanding during the current fiscal period ended October 31, 2022 was as follows:
Note 6—income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
4.1
Equity Index Fund
Futures contracts Equity $ (15,451,667) $ 1,500,378
4.4
S&P 500 Index Fund
Futures contracts Equity (10,614,225) 880,630
4.5
Small-Cap Blend Index Fund
Futures contracts Equity (2,053,974) 1,201,432
4.6
Emerging Markets Equity Index Fund
Futures contracts Equity (30,225,120) (1,950,600)
4.7
International Equity Index Fund
Futures contracts Equity (37,977,150) (2,454,906)
Fund Average notional amount of futures contracts outstanding*
4.1
Equity Index $ 103,953,486
4.4
S&P 500 Index 38,015,843
4.5
Small-Cap Blend Index 3,336,004
4.6
Emerging Markets Equity Index 69,035,157
4.7
International Equity Index 253,843,872
* The average notional amount is calculated based on the absolute aggregate notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to financial statements

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, investments in partnerships, investments in passive foreign investment companies, redemptions in-kind, return of capital and long-term capital gain distributions received from portfolio investments, and tax equalization. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
4.1
Equity Index $19,553,481,334 $15,054,553,022 $(1,455,216,565) $13,599,336,457
4.2
Large-Cap Growth Index 4,675,412,933 4,518,547,883 (280,082,816) 4,238,465,067
4.3
Large-Cap Value Index 6,194,544,900 2,387,765,500 (603,669,751) 1,784,095,749
4.4
S&P 500 Index 3,382,120,466 3,684,530,373 (219,916,531) 3,464,613,842
4.5
Small-Cap Blend Index 2,854,829,082 1,156,316,384 (531,424,349) 624,892,035
4.6
Emerging Markets Equity Index 5,123,228,558 481,303,512 (1,047,272,225) (565,968,713)
4.7
International Equity Index 17,449,472,998 2,060,011,118 (2,751,234,467) (691,223,349)
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
4.1
Equity Index $396,547,441 $79,482,822 $13,599,336,457 $– $– $(753,814) $14,074,612,906
4.2
Large-Cap Growth Index 65,089,036 770,138,335 4,238,465,067 – – (221,073) 5,073,471,365
4.3
Large-Cap Value Index 182,202,557 126,051,146 1,784,095,749 – – (226,338) 2,092,123,114
4.4
S&P 500 Index 83,304,229 17,047,909 3,464,613,842 – – (241,264) 3,564,724,716
4.5
Small-Cap Blend Index 32,678,468 11,115,154 624,892,035 – – (119,409) 668,566,248
4.6
Emerging Markets Equity Index 113,462,711 – (587,265,375) (558,551,209) – (88,158) (1,032,442,031)
4.7
International Equity Index 444,801,956 – (696,444,322) (592,112,923) – (490,412) (844,245,701)
10/31/2022 10/31/2021
Fund
Ordinary
income
Long-term
capital gains
Ordinary
income
Long-term
capital gains
4.1
Equity Index $ 539,694,530 $ 196,389,865 $ 432,818,371 $ –
4.2
Large-Cap Growth Index 472,020,962 446,939,500 130,103,218 102,136,763
4.3
Large-Cap Value Index 314,938,457 17,152,381 167,207,722 –
4.4
S&P 500 Index 116,004,674 33,515,398 104,175,005 –
4.5
Small-Cap Blend Index 108,305,564 261,768,341 45,496,626 58,018,148
4.6
Emerging Markets Equity Index 120,649,410 – 84,704,644 –
4.7
International Equity Index 566,098,699 – 308,920,472 –

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
continued
A Fund may accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended October 31, 2022, the Funds received the following amounts from in-kind purchase transactions:
In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-
kind redemption). For federal income tax purposes, the gain is not taxable and therefore will not be distributed to shareholders. The gain was reclassified from total distributable earnings (loss) to paid-in-capital in the Statements of Assets and Liabilities.
During the year ended October 31, 2022, the Funds received the following amounts from net capital gains and in-kind redemptions transactions:
Note 7—investment adviser and other transactions with affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of
October 31, 2022 , the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Short-term Long-term Total
4.1
Equity Index $ – $ – $ –
4.2
Large-Cap Growth Index – – –
4.3
Large-Cap Value Index – – –
4.4
S&P 500 Index – – –
4.5
Small-Cap Blend Index – – –
4.6
Emerging Markets Equity Index 164,397,398 394,153,811 558,551,209
4.7
International Equity Index 193,210,655 398,902,268 592,112,923
Fund In-kind purchases
4.1
Equity Index $587,449,114
Fund Net capital gains In-kind redemptions
4.4
S&P 500 Index $ 440,709,075 $ 587,449,114
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
4.1
Equity Index 0 .040% 0 .090% 0 .240% 0 .240% 0 .340% 0 .480% 0 .090%
4.2
Large-Cap Growth Index 0 .040 0 .090 0 .240 – 0 .340 – 0 .090
4.3
Large-Cap Value Index 0 .040 0 .090 0 .240 – 0 .340 – 0 .090
4.4
S&P 500 Index 0 .040 0 .090 0 .240 – 0 .340 – 0 .090
4.5
Small-Cap Blend Index 0 .040 0 .090 0 .240 – 0 .340 – –
4.6
Emerging Markets Equity Index 0 .115 0 .210 0 .360 0 .360 0 .460 0 .600 0 .210
4.7
International Equity Index 0 .040 0 .150 0 .300 0 .300 0 .400 – 0 .150

Notes to financial statements

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
Prior to August 1, 2022, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended
October 31, 2022, the Funds engaged in the following security transactions with affiliated entities:
A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.
The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of October 31, 2022:
Note 8—emerging markets risks
The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Note 9—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended October 31, 2022, there were no inter-fund borrowing or lending transactions.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2023. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management
fee-effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
4.6
Emerging Markets Equity Index 0 .120% 0 .230% 0 .380% 0 .380% 0 .480% 0 .620% 0 .230%
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Fund Purchases Sales Realized gain (loss)
Equity Index $ 549,067,730 $ 13,436,742 $ 137,691
Large-Cap Growth Index 196,866,482 40,433,091 1,387,126
Large-Cap Value Index 53,637,223 11,149,369 609,827
S&P 500 Index 78,544,315 3,469,489 (101,813)
Small-Cap Blend Index 7,233,473 3,710,659 (249,211)
Emerging Markets Equity Index 94,884,647 5,604,113 (5,241,902)
International Equity Index 373,746,151 6,463,580 (1,257,034)
Underlying Fund
TIAA-CREF
Lifecycle Index
Funds
TIAA-CREF
Lifestyle Funds
TIAA-CREF
Managed
Allocation Fund TIAA Access Total
4.1
Equity Index 55% – % – % 1% 56%
4.2
Large-Cap Growth Index – 2 1 5 8
4.3
Large-Cap Value Index – 1 1 8 10
4.4
S&P 500 Index – – – 11 11
4.5
Small-Cap Blend Index – – – 18 18
4.6
Emerging Markets Equity Index 64 1 1 1 67
4.7
International Equity Index 40 1 1 5 47

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
concluded
Note 10—line of credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2022, there were no borrowings under this credit facility by the Funds.

Report of Independent Registered Public Accounting Firm

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Equity Index Fund, TIAA-CREF Large-Cap Growth
Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-CREF Small-Cap Blend Index Fund,
TIAA-CREF Emerging Markets Equity Index Fund and TIAA-CREF International Equity Index Fund:
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Equity
Index Fund, TIAA-CREF Large-Cap Growth Index Fund, TIAA-CREF Large-Cap Value Index Fund, TIAA-CREF S&P 500 Index Fund, TIAA-
CREF Small-Cap Blend Index Fund, TIAA-CREF Emerging Markets Equity Index Fund, and TIAA-CREF International Equity Index Fund
(seven of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2022, the related statements of operations for the year ended October 31, 2022, the statements of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated
therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
December 22, 2022
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Important tax information
(unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-term capital gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends received deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified dividend income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign source income and foreign tax credit pass through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net long-term
capital gains
4.1
Equity Index $ 211,070,506
4.2
Large-Cap Growth Index 567,747,305
4.3
Large-Cap Value Index 30,011,099
4.4
S&P 500 Index 37,012,886
4.5
Small-Cap Blend Index 261,795,368
4.6
Emerging Markets Equity Index –
4.7
International Equity Index –
Fund Percentage
4.1
Equity Index 74 .4%
4.2
Large-Cap Growth Index 19 .1
4.3
Large-Cap Value Index 49 .3
4.4
S&P 500 Index 88 .1
4.5
Small-Cap Blend Index 36 .0
4.6
Emerging Markets Equity Index 0 .2
4.7
International Equity Index –
Fund Percentage
4.1
Equity Index 76 .2%
4.2
Large-Cap Growth Index 19 .4
4.3
Large-Cap Value Index 50 .6
4.4
S&P 500 Index 90 .6
4.5
Small-Cap Blend Index 36 .6
4.6
Emerging Markets Equity Index 43 .0
4.7
International Equity Index 71 .5
Fund
Foreign
source income
Foreign
source income
per share
Qualifying
foreign
taxes paid
Qualifying
foreign taxes
paid per share
4.1
Equity Index $ – $ – $ – $ –
4.2
Large-Cap Growth Index – – – –
4.3
Large-Cap Value Index – – – –
4.4
S&P 500 Index – – – –
4.5
Small-Cap Blend Index – – – –
4.6
Emerging Markets Equity Index 146,002,611 0.28643 16,582,923 0.03253
4.7
International Equity Index 550,186,095 0.57963 32,696,674 0.03445

Additional fund information

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

Trustees and officers
(unaudited)
TIAA-CREF Funds October 31, 2022
233
TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management),
and member of asset allocation portfolio management
team, GMO (2003–2005).
Mr. Berkley has particular experience in investment
management, global operations and finance, as
well as experience with non-profit organizations and
foundations.
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). Director of U.S. Pension Plans, Johnson &
Johnson (2002–2006).
Mr. Boateng has particular experience in investments,
pensions, and public finance.
88 Board Member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Chair, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the Treasury (2011–2013).
Prof. Eberly has particular experience in education,
finance and public economic policy.
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
Ms. Eckl has particular experience in investment
management, mutual funds, pension plan management,
finance, accounting and operations. Ms. Eckl is licensed
as a certified public accountant in the State of Texas.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
Mr. Forrester has particular experience in investment
management, institutional marketing and product
development, operations management, alternative
investments and experience with non-profit
organizations.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
James S. Reid, Jr. Professor of Law (since 2004), Senior
Adviser to President and Provost (2010–2012), Acting
Dean (2009), Vice Dean for Budget (2003–2006) and
on the faculty (since 1989) of Harvard Law School.
Prof. Jackson has particular experience in law, including
financial regulation, federal securities laws, consumer
protection, finance, federal budget policy, pensions and
Social Security, and organizational management and
education.
88 Director, Build Commonwealth (non-profit
organization).

Trustees and officers
(unaudited)
TIAA-CREF Funds October 31, 2022
234
2022 Annual Report TIAA-CREF Funds: Equity Index Funds
continued
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002–2010), Goldman Sachs Asset Management.
Mr. Kenny has particular experience in investment
management of mutual funds and alternative
investments, finance, and operations management,
as well as experience on non-profit boards. He is
designated as an audit committee financial expert.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare; Member, University
of California at Santa Barbara Arts and
Lectures Advisory Council.
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
Prof. Poterba has particular experience in education,
economics, finance, tax, and organizational
development.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
Mr. Starr has particular experience in finance, investment
management of mutual funds, exchange-traded funds
and other alternative investments, corporate strategy
and development and regulatory change management.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.

TIAA-CREF Funds: Equity Index Funds 2022 Annual Report
concluded
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer, Office of the Chief
Operating Officer. Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive
Officer of CREF and TIAA Separate Account VA-1.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen.
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds.
Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex.  Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.

Additional information about index providers
(unaudited)

2022 Annual Report TIAA-CREF Funds: Equity Index Funds
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2022. FTSE
Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
Standard & Poor's Index
The S&P 500® Index is a product of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and has been licensed for use by the S&P 500 Index Fund. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial
Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow
Jones”). It is not possible to invest directly in an index. The fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow
Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the fund or any member of the public regarding the advisability of investing in securities generally or in the fund particularly or the ability of the S&P 500 Index to track general market performance.
Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the fund with respect to the S&P 500 Index is the licensing of the Index and certain trademarks, service marks and/or trade names of
S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to the fund. S&P Dow Jones Indices has no obligation to take the needs of the fund or the owners of the fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the fund or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY
COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT
BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS
ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY
FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES
BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF
THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS
OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUND, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI Parties”) expressly disclaims all warranties
(including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI
Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)

How to reach us
©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

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Fixed-Income Funds
TIAA-CREF International
Annual
Report
TIAA-CREF
Funds
October 31,
2022
The annual report contains the audited financial statements.
Fund name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Emerging Markets Debt Fund TEDNX TEDHX TEDPX TEDTX TEDLX TEDVX
International Bond Fund TIBWX TIBNX TIBLX TIBVX TIBEX TIBUX

Contents
Understanding this report 3
Letter to investors 4
About the funds’ benchmarks 6
Fund performance
Portfolio managers’ comments 7
Emerging Markets Debt Fund 9
International Bond Fund 11
Expense examples 13
Portfolio of investments 15
Audited financial statements
Statements of assets and liabilities 43
Statements of operations 44
Statements of changes in net assets 45
Financial highlights 46
Notes to financial statements 50
Report of Independent Registered Public Accounting Firm 59
Important tax information 60
Additional fund information 61
Trustees and officers 62
How to reach us Inside back cover

3
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
Understanding this report
For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.
This annual report contains information about certain TIAA-CREF Funds and describes their results for the twelve months ended October 31, 2022 . The report contains four main sections:
A letter from Brad Finkle, Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
The fund performance section compares each fund’s investment returns with those of its benchmark index.
The portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of
October 31, 2022 .
The financial statements provide detailed information about the operations and financial condition of each fund.
The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report.
They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in any fund, please read the latest prospectus.
As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our websites at TIAA.org or nuveen.com, or call 800-842-
2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

4
2022 Annual Report TIAA-CREF International Fixed-Income Funds
Letter to investors
Brad Finkle
International fixed-income securities posted losses for the twelve months ended
October 31, 2022. Foreign investment-grade fixed-rate bonds and emerging-
markets debt both declined as global central banks tightened their monetary policies in response to rising inflation. For the twelve months:
International investment-grade fixed-rate bonds hedged to the U.S. dollar returned −9.0%, as measured by the Bloomberg Global Aggregate Ex-USD Index
(Hedged).
Emerging-markets debt securities returned −24.2%, as measured by the J.P.
Morgan Emerging Markets Bond Index (EMBI) Global Diversified. Please see
page 6 for benchmark definitions.
The TIAA-CREF International Bond Fund (Institutional Class) returned −12.7%, trailing its benchmark. The TIAA-CREF Emerging Markets Debt Fund (Institutional
Class) returned −22.1%, outperforming its benchmark.
Early in the period, international investment-grade bonds were rattled by the
Omicron COVID-19 variant and Russia’s invasion of Ukraine. Central banks moved to tighten monetary policies as persistent global inflation became a pressing concern. The European Central Bank raised its benchmark interest rates in
July, September and October of 2022, and the Bank of England increased its benchmark rate to 2.25%. Furthermore, the economy of the 19-nation euro area expanded in each calendar quarter during the period.
Emerging-markets debt securities also struggled with the impact of the Omicron variant early in the period, as well as the effects of slower economic growth in
China. Inflation, higher interest rates and a strong U.S. dollar created greater headwinds as the period progressed.
Foreign bonds recorded mixed results versus U.S. bonds
For the twelve months, foreign bonds registered mixed results when compared with the performance of U.S. bonds. International investment-grade securities outperformed the −15.7% return of U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg U.S. Aggregate Bond Index. Emerging-markets debt trailed the −10.9% return of U.S. high-yield bonds, as measured by the ICE BofA
BB-B U.S. Cash Pay High Yield Constrained Index.
A diversified approach to market uncertainty
Persistent inflation and higher interest rates are affecting financial markets around the world for the first time in many years. Furthermore, geopolitical events have added an element of uncertainty to the market environment and may continue to pose a challenge. As such, it is difficult to anticipate how these factors will impact markets going forward, but we believe a portfolio diversified by geography and asset class may be a prudent way to help balance the risk and opportunities ahead. International fixed-income securities, professionally managed in a mutual fund or group of funds, can play a valuable role in helping investors stay on track to reach their long-term financial goals. Keep in mind, diversification may reduce volatility, but it does not provide a guarantee against market losses.

5
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
If you have any questions about your investment in the TIAA-CREF International Fixed-Income Funds, please reach out to your financial advisor or call a TIAA financial consultant at 800-842-2252. We would be happy to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

About the funds’ benchmarks
6
2022 Annual Report TIAA-CREF International Fixed-Income Funds
Emerging Markets Debt Fund
The J.P. Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-
weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.
International Bond Fund
The Bloomberg Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-
markets issuers, in 24 local currencies. Securities are SEC registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment grade using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not guarantee its completeness or accuracy. The J.P. Morgan Emerging Markets Bond Index
(EMBI) Global Diversified (EMBI-GD Index) is used with permission. The EMBI-GD Index may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright
2022, J.P. Morgan Chase & Co. All rights reserved.
Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or
Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Portfolio managers’ comments
7
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
Emerging Markets Debt Fund
Performance for the twelve months ended October 31, 2022
The Emerging Markets Debt Fund returned -22.07% for the Institutional Class, compared with the -24.19% return of its benchmark, the J.P. Morgan Emerging Markets Bond Index (EMBI) Global Diversified. The performance table shows returns for all share classes of the Fund.
Emerging-markets debt declined amid rising global interest rates and geopolitical conflict
Emerging-markets (EM) debt, as measured by the J.P. Morgan index, posted a loss in the first half of the period as the onset of the highly transmissible Omicron variant of COVID rattled markets. Concerns about global price pressures and issues related to slower growth in China contributed to the losses. Inflation spikes and U.S. interest-rate increases also weighed heavily on the longer-duration nature of the asset class. These concerns were further exacerbated by the Russian invasion of Ukraine.
As the period progressed, major central banks aggressively shifted toward fighting inflation with further rate increases by both the Federal Reserve and European Central Bank. Amid a strong U.S. dollar and higher interest rates, all segments of EM debt fell. Furthermore, Russia was officially removed from market indices.
Fund surpassed its benchmark
For the period, the Fund declined but outperformed its benchmark, primarily due to an overweight in EM corporate credit at the expense of EM sovereigns. In a market of rising interest rates and risk-off sentiment, EM corporates outperformed due to their shorter-duration, higher-quality tilt. Local market positions also contributed, along with the Fund’s elevated cash level, as the latter mitigated downside volatility.
Within corporates, the Fund’s positions in Russia, with no exposure to Russian quasi-sovereign issuers, were better insulated from the fallout in Ukraine and were less impacted by U.S. sanctions. The Fund’s overweight positions in Brazil,
Turkey and South Africa were also strong positive drivers. In addition to Russian positions, security selections in Israel,
Ukraine and Peru also contributed. Within sovereigns, an underweight to and positions within Russia were the most significant drivers of positive relative returns. A zero-weight in Belarus was also beneficial. Within local markets, Russia rebounded from a sharp selloff and was a substantial contributor to the Fund’s relative return. Brazilian and Uzbekistani local bonds delivered positive absolute returns for the period.
By contrast, the Fund’s performance was hurt by an underweight in China quasi-sovereigns and holdings in out-of-benchmark
Chinese property names, which were pressured by tightening liquidity and rising defaults. Country allocations within the Fund’s
EM sovereign exposure further hindered relative results, primarily in Ukraine, Pakistan and Zambia. Security selection within corporates also detracted from relative performance, particularly within Colombia, India and Turkey.
International Bond Fund
Performance for the twelve months ended October 31, 2022
The International Bond Fund returned -12.72% for the Institutional Class, compared with the -9.02% return of its benchmark, the Bloomberg Global Aggregate ex-USD Index (Hedged). The performance table shows returns for all share classes of the
Fund.
International fixed-income markets declined as interest rates rose
Global fixed-income markets were volatile during the period, struggling against inflation, rising interest rates and concerns about a global economic slowdown. In the first three months, international bonds were slightly negative with the emergence of the Omicron variant and higher inflation—the latter driving central banks to shift their interest-rate stance in December 2021.
In the spring and summer of 2022, international bonds posted larger declines as Russia’s invasion of Ukraine, along with a spike in oil prices and other inflationary pressures, drove central banks to focus on monetary tightening.
As inflation persisted through the end of the period, global central banks continued policies of aggressive monetary tightening, causing concern among investors about the possibility of a recession. The Federal Reserve increased the federal funds target rate five times to 3.00%–3.25% during the twelve months ended October 31, 2022, while the European Central
Bank raised its benchmark rates three times for an overall increase of 2.00 percentage points. The Bank of England increased its benchmark rate to 2.25%.

Portfolio managers’ comments
8
2022 Annual Report TIAA-CREF International Fixed-Income Funds
concluded
Fund trailed its benchmark
For the twelve-month period, the Fund underperformed its benchmark. The primary detractors were asset allocation within government credit and agency debt, especially in emerging markets (EM)—most notably in Eastern Europe (Ukraine and
Serbia). The Fund’s exposure to select African issuers (Ghana, Nigeria and Kenya) and exposure to Ecuador and El Salvador in Latin America also detracted. Many of these EM countries are not included in the benchmark. The Fund’s overweight to corporate credit also hurt relative performance. Foreign exchange exposure detracted further as the U.S. dollar rose—
particularly the Chinese yuan, Egyptian pound, Russian ruble and Malaysian ringgit.
On the positive side, yield curve positioning in select markets contributed positively to the Fund’s relative return. In particular, shorter-duration positions in the euro area and the United Kingdom, along with longer-duration positions in Japan and Canada, provided substantial benefits. A lack of exposure to duration in Switzerland also contributed.

Emerging Markets Debt Fund
9
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception September 26, 2014)
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
Emerging Markets Debt Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 9/26/14 - 22 .07% - 1 .55% 1 .45% 0 .61% 0 .61%
Advisor Class 12/4/15 - 22 .17 - 1 .60 1 .42
†
0 .69 0 .69
Premier Class 9/26/14 - 22 .21 - 1 .70 1 .29 0 .80 0 .80
Retirement Class 9/26/14 - 22 .21 - 1 .75 1 .22 0 .86 0 .86
Retail Class 9/26/14 - 22 .32 - 1 .85 1 .12 0 .94 0 .94
Class W 9/28/18 - 21 .65 - 1 .05
†
1 .77
†
0 .61 0 .00
J.P. Morgan Emerging Markets Bond Index (EMBI)
Global Diversified – - 24 .19 - 2 .66 0 .64
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least February 28, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for the Advisor Class and Class W that is prior to their respective inception dates is based on the performance of the Institutional Class. The performance for these periods has not been restated to reflect the actual expenses of the Advisor Class and Class W. If these actual expenses had been reflected, the performance of these two classes shown for these periods would have been different because the Advisor Class and Class W have different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.

Emerging Markets Debt Fund
10
2022 Annual Report TIAA-CREF International Fixed-Income Funds
concluded
Fund profile Portfolio composition
Holdings by country
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the J.P
Morgan methodology, which uses the middle rating
of the S&P, Moody's and Fitch ratings to determine an
instrument's rating category. When a rating from only two
agencies is available, the lower is used; when only one
agency rates a bond, that rating is used.
as of 10/31/2022
Net assets $
506.84
million
Portfolio turnover rate 37%
Number of issues 336
Option-adjusted duration
‡
5.98 years
Average maturity
§
10.73 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
Sector
% of net assets
as of 10/31/2022
Corporate bonds
50.6
Government bonds
44.3
Common stocks
0.7
Structured assets
0.5
Bank loan obligations
0.3
Short-term investments,
other assets & liabilities, net 3.6
Total 100.0
% of portfolio investments
as of 10/31/2022
Mexico 9.4
South Africa 5.4
Brazil 5.3
Indonesia 5.0
Turkey 3.9
Israel 3.3
Peru 3.3
Chile 3.3
India 3.2
Dominican Republic 3.1
59 other nations 49.6
Short-term investments 5.2
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2022
Less than 1 year 3.1
1-3 years 6.4
3-5 years 16.9
5-10 years 44.2
Over 10 years 29.4
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2022
Aaa/AAA 0.3
A/A 9.3
Baa/BBB 28.8
Ba/BB 28.9
B/B 21.6
Below B/B 4.6
Non-rated 6.5
Total 100.0

International Bond Fund
11
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
Performance as of October 31, 2022
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance and 30-day SEC yield information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 invested at Fund's inception
Institutional Class (inception August 5, 2016)
Ending amounts are as of October 31, 2022. For the purpose of comparison, the graph also shows the change in the value of the Fund's benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*
International Bond Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 8/5/16 -12.72% -0.08% 0.18% 0.61% 0.60%
Advisor Class 8/5/16 -12.61 -0.14 0.15 0.71 0.71
Premier Class 8/5/16 -12.89 -0.26 0.03 0.82 0.75
Retirement Class 8/5/16 -12.97 -0.36 -0.07 0.85 0.85
Retail Class 8/5/16 -13.01 -0.45 -0.16 1.51 0.95
Class W 9/28/18 -12.23 0.39
†
0.57
†
0.60 0.00
Bloomberg Global Aggregate ex-USD Index
(Hedged) – -9.02 0.67 0.59
‡
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least July 31, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
†
The performance shown for Class W that is prior to its inception date is based on the performance of the Institutional Class. The performance for these periods has not been restated
to reflect the actual expenses of Class W. If these actual expenses had been reflected, the performance of Class W shown for these periods would have been different because Class
W has different expenses than the Institutional Class.
‡
Performance is calculated from the inception date of the Institutional Class.

International Bond Fund
12
2022 Annual Report TIAA-CREF International Fixed-Income Funds
concluded
Fund profile Portfolio composition
Holdings by country
Holdings by maturity
Holdings by credit quality
Credit quality ratings are based on the Bloomberg
Barclays methodology, which uses the median rating
of those compiled by the Moody's, Standard & Poor's
and Fitch ratings agencies. If ratings are available from
only two of these agencies, the lower rating is used. When
only one rating is available, that one is used. These ratings are subject to change without notice.
as of 10/31/2022
Net assets $
376.05
million
Portfolio turnover rate 39%
Number of issues 398
Option-adjusted duration
‡
5.92 years
Average maturity
§
7.29 years
‡
Option-adjusted duration estimates how much the
value of a bond portfolio would be affected by a
change in prevailing interest rates, taking into account
the options embedded in the individual securities. The
longer a portfolio’s duration, the more sensitive it is to
changes in interest rates.
§
Average maturity is a simple average of the maturities
of all the bonds in a fund's portfolio. The maturity of a
bond is the amount of time until the bond’s principal
becomes due or payable.
Sector
% of net assets
as of 10/31/2022
Government bonds
62.2
Corporate bonds
21.4
Structured assets
4.9
Bank loan obligations
0.4
Short-term investments,
other assets & liabilities, net 11.1
Total 100.0
% of portfolio investments
as of 10/31/2022
United States 13.1
China 11.6
Japan 10.0
Canada 4.6
United Kingdom 4.5
France 3.9
Germany 3.7
Korea, Republic of 3.2
Spain 3.2
Belgium 2.6
61 other nations 33.7
Short-term investments 5.9
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2022
Less than 1 year 5.2
1-3 years 20.8
3-5 years 19.7
5-10 years 32.2
Over 10 years 22.1
Total 100.0
% of fixed-income investments
(excluding short-term investments)
as of 10/31/2022
Aaa/AAA 12.2
Aa/AA 14.3
A/A 35.4
Baa/BBB 22.3
Ba/BB 8.7
B/B 5.2
Below B/B 0.5
Non-rated 1.4
Total 100.0

13
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
Expense examples
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only
(in U.S. dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( May 1, 2022 – October 31, 2022 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
6.1
Emerging Markets Debt Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$889.80 $888.66 $889.12 $888.92 $888.40 $892.67
Expenses incurred during the period*
$2.98 $3.33 $3.72 $3.93 $4.20 $0.01
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.05 $1,021.68 $1,021.27 $1,021.05 $1,020.76 $1,025.20
Expenses incurred during the period*
$3.19 $3.56 $3.98 $4.20 $4.49 $0.01
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.63% for
Institutional Class, 0.70% for Advisor Class, 0.78% for Premier Class, 0.83% for Retirement Class, 0.88% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense examples
14
2022 Annual Report TIAA-CREF International Fixed-Income Funds
concluded
–
International Bond Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Class
W
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$941.45 $941.55 $940.01 $940.08 $939.76 $943.36
Expenses incurred during the period*
$2.92 $3.32 $3.68 $4.17 $4.65 $0.02
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.19 $1,021.79 $1,021.42 $1,020.90 $1,020.41 $1,025.19
Expenses incurred during the period*
$3.04 $3.45 $3.83 $4.35 $4.84 $0.02
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2022. The Fund's annualized six-month expense ratios for that period were 0.60% for
Institutional Class, 0.68% for Advisor Class, 0.75% for Premier Class, 0.85% for Retirement Class, 0.95% for Retail Class and 0.00% for Class W. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
15
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.3%
CHILE - 0 .3%
$ 1,840,000 i Coral-US Co-Borrower LLC LIBOR 1 M + 3.000% 5 .818% 10/15/29 $ 1,785,453
TOTAL CHILE 1,785,453
TOTAL BANK LOAN OBLIGATIONS 1,785,453
(Cost $1,826,371)
BONDS - 95.4%
CORPORATE BONDS - 50 .6%
ARGENTINA - 0 .2%
1,950,000 g YPF S.A. 6 .950 07/21/27 1,182,675
TOTAL ARGENTINA 1,182,675
BRAZIL - 3 .8%
2,550,000 g Arcos Dorados BV 6 .125 05/27/29 2,346,000
3,000,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 2,390,340
2,500,000 g Banco BTG Pactual S.A. 2 .750 01/11/26 2,187,500
2,750,000 g Itau Unibanco Holding S.A. 4 .625 N/A‡ 2,111,312
2,250,000 g JSM Global Sarl 4 .750 10/20/30 1,558,125
1,925,000 e,g Natura &Co Luxembourg Holdings Sarl 6 .000 04/19/29 1,604,074
57,284 g Odebrecht Offshore Drilling Finance Ltd 6 .720 12/01/22 55,737
4,512,059 †,g,o Odebrecht Offshore Drilling Finance Ltd 7 .720 12/01/26 1,003,933
527,012 †,g Odebrecht Oil & Gas Finance Ltd 0 .000 N/A‡ 791
714,000 o Oi S.A. 10 .000 07/27/25 185,678
2,000,000 Petrobras Global Finance BV 6 .900 03/19/49 1,652,000
600,000 e Petrobras Global Finance BV 5 .500 06/10/51 424,248
1,702,400 g Rio Oil Finance Trust 8 .200 04/06/28 1,702,400
3,000,000 e,g Rumo Luxembourg Sarl 4 .200 01/18/32 2,272,500
TOTAL BRAZIL 19,494,638
CHILE - 3 .0%
2,391,251 g Alfa Desarrollo S.p.A 4 .550 09/27/51 1,529,900
2,000,000 g Banco del Estado de Chile 2 .704 01/09/25 1,862,500
2,325,000 g Celulosa Arauco y Constitucion S.A. 5 .150 01/29/50 1,693,149
2,250,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 1,805,625
2,000,000 g Colbun S.A. 3 .150 01/19/32 1,540,000
2,150,000 g Corp Nacional del Cobre de Chile 4 .375 02/05/49 1,583,680
1,675,000 g Corp Nacional del Cobre de Chile 3 .150 01/15/51 1,016,090
2,075,000 g Embotelladora Andina S.A. 3 .950 01/21/50 1,522,235
2,000,000 e,g Empresa de los Ferrocarriles del Estado 3 .068 08/18/50 1,102,752
1,775,000 g Empresa Nacional del Petroleo 3 .450 09/16/31 1,379,636
TOTAL CHILE 15,035,567
CHINA - 0 .7%
2,500,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 2,034,386
2,050,000 e,g Lenovo Group Ltd 3 .421 11/02/30 1,406,851
1,000,000 †,q Shimao Group Holdings Ltd 4 .750 07/03/23 45,233
2,600,000 † Shimao Group Holdings Ltd 5 .200 01/30/25 123,500
TOTAL CHINA 3,609,970
COLOMBIA - 2 .2%
1,675,000 Bancolombia S.A. 4 .625 12/18/29 1,360,937
1,375,000 Ecopetrol S.A. 4 .625 11/02/31 947,599
2,700,000 Ecopetrol S.A. 5 .875 11/02/51 1,604,907
2,000,000 g Empresas Publicas de Medellin ESP 4 .250 07/18/29 1,426,418
1,000,000 g Empresas Publicas de Medellin ESP 4 .375 02/15/31 677,740

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
16
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
COLOMBIA—continued
$ 3,000,000 g EnfraGen Energia Sur S.A. 5 .375% 12/30/30 $ 1,530,000
2,075,000 g Grupo Aval Ltd 4 .375 02/04/30 1,438,888
725,000 g Millicom International Cellular S.A. 4 .500 04/27/31 543,510
2,200,000 g SierraCol Energy Andina LLC 6 .000 06/15/28 1,472,900
TOTAL COLOMBIA 11,002,899
COSTA RICA - 0 .7%
2,073,812 g Autopistas del Sol S.A. 7 .375 12/30/30 1,834,709
1,800,000 g Instituto Costarricense de Electricidad 6 .750 10/07/31 1,575,208
TOTAL COSTA RICA 3,409,917
DOMINICAN REPUBLIC - 0 .9%
2,500,000 g Aeropuertos Dominicanos Siglo XXI S.A. 6 .750 03/30/29 2,197,225
2,975,000 g AES Andres BV 5 .700 05/04/28 2,392,128
TOTAL DOMINICAN REPUBLIC 4,589,353
GHANA - 0 .6%
1,000,000 g Kosmos Energy Ltd 7 .750 05/01/27 807,500
1,000,000 g Tullow Oil plc 7 .000 03/01/25 650,000
1,887,000 g Tullow Oil plc 10 .250 05/15/26 1,605,875
TOTAL GHANA 3,063,375
GUATEMALA - 0 .8%
1,830,000 g CNTL AMR BOTTLING CORP 5 .250 04/27/29 1,609,727
1,225,000 g CT Trust 5 .125 02/03/32 978,564
1,650,000 g Investment Energy Resources Ltd 6 .250 04/26/29 1,388,327
TOTAL GUATEMALA 3,976,618
INDIA - 2 .9%
2,100,000 g Adani Ports & Special Economic Zone Ltd 4 .375 07/03/29 1,559,673
1,800,000 g Adani Ports & Special Economic Zone Ltd 3 .100 02/02/31 1,156,661
1,237,565 g Azure Power Energy Ltd 3 .575 08/19/26 893,916
6,425,000 g Indian Railway Finance Corp Ltd 3 .570 01/21/32 4,998,948
3,000,000 e,g Network i2i Ltd 3 .975 N/A‡ 2,373,930
2,700,000 g ReNew Wind Energy AP2 4 .500 07/14/28 1,997,523
2,075,000 e,g UltraTech Cement Ltd 2 .800 02/16/31 1,533,761
TOTAL INDIA 14,514,412
INDONESIA - 4 .2%
200,000 Bank Mandiri Persero Tbk PT 3 .750 04/11/24 192,955
3,860,000 g Freeport Indonesia PT 5 .315 04/14/32 3,247,225
2,000,000 g Freeport Indonesia PT 6 .200 04/14/52 1,507,200
2,000,000 g Medco Laurel Tree Pte Ltd 6 .950 11/12/28 1,534,053
1,000,000 g Medco Platinum Road Pte Ltd 6 .750 01/30/25 955,000
1,000,000 g Pelabuhan Indonesia II PT 4 .250 05/05/25 953,000
2,000,000 g Pelabuhan Indonesia II PT 5 .375 05/05/45 1,740,000
3,000,000 g Pertamina Persero PT 3 .100 08/27/30 2,427,916
1,250,000 g Pertamina Persero PT 4 .700 07/30/49 897,614
2,000,000 g Perusahaan Listrik Negara PT 5 .250 10/24/42 1,453,890
2,000,000 g Perusahaan Listrik Negara PT 6 .150 05/21/48 1,575,000
985,000 g Perusahaan Penerbit SBSN Indonesia III 4 .400 06/06/27 939,713
4,250,000 g Saka Energi Indonesia PT 4 .450 05/05/24 3,954,555
TOTAL INDONESIA 21,378,121
ISRAEL - 3 .4%
3,000,000 g Bank Hapoalim BM 3 .255 01/21/32 2,458,950
2,125,000 g Bank Leumi Le-Israel BM 5 .125 07/27/27 2,059,946
3,141,000 g Energean Israel Finance Ltd 5 .375 03/30/28 2,755,276
2,000,000 g Israel Chemicals Ltd 6 .375 05/31/38 1,871,152
2,750,000 g Israel Electric Corp Ltd 3 .750 02/22/32 2,288,765

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
17
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL—continued
$ 2,600,000 g Leviathan Bond Ltd 6 .750% 06/30/30 $ 2,321,924
EUR 2,750,000 Teva Pharmaceutical Finance Netherlands II BV 4 .375 05/09/30 2,183,691
1,335,000 e Teva Pharmaceutical Finance Netherlands III BV 5 .125 05/09/29 1,145,697
TOTAL ISRAEL 17,085,401
JAMAICA - 0 .0%
456,719 g,o Digicel Group 0.5 Ltd 7 .000 N/A‡ 31,970
TOTAL JAMAICA 31,970
KAZAKHSTAN - 2 .0%
KZT 453,000,000 g Development Bank of Kazakhstan JSC 8 .950 05/04/23 913,586
2,200,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 2,181,793
1,800,000 g KazMunayGas National Co JSC 4 .750 04/19/27 1,557,380
1,550,000 g KazMunayGas National Co JSC 6 .375 10/24/48 1,112,649
2,475,000 g KazTransGas JSC 4 .375 09/26/27 2,029,346
2,800,000 g Tengizchevroil Finance Co International Ltd 4 .000 08/15/26 2,246,800
TOTAL KAZAKHSTAN 10,041,554
KOREA, REPUBLIC OF - 0 .3%
1,800,000 e,g Shinhan Bank Co Ltd 4 .375 04/13/32 1,532,575
TOTAL KOREA, REPUBLIC OF 1,532,575
MACAU - 0 .3%
2,000,000 Sands China Ltd 3 .750 08/08/31 1,308,600
TOTAL MACAU 1,308,600
MALAYSIA - 2 .0%
3,000,000 1MDB Global Investments Ltd 4 .400 03/09/23 2,939,411
3,000,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 1,802,085
4,045,000 g Misc Capital Two Labuan Ltd 3 .750 04/06/27 3,672,239
2,000,000 g Petronas Capital Ltd 3 .500 04/21/30 1,779,276
TOTAL MALAYSIA 10,193,011
MEXICO - 7 .4%
800,000 g BBVA Bancomer S.A. 5 .350 11/12/29 754,000
2,000,000 g BBVA Bancomer S.A. 5 .125 01/18/33 1,617,625
1,875,000 g Cemex SAB de C.V. 3 .875 07/11/31 1,427,184
2,025,000 g Cemex SAB de C.V. 5 .125 N/A‡ 1,671,739
2,500,000 g Comision Federal de Electricidad 4 .688 05/15/29 2,109,375
2,000,000 e,g Comision Federal de Electricidad 3 .348 02/09/31 1,477,558
1,300,000 g Electricidad Firme de Mexico Holdings S.A. de C.V. 4 .900 11/20/26 1,033,540
8,833,000 g Grupo Aeromexico SAB de C.V. 8 .500 03/17/27 7,265,142
3,350,000 g Grupo Axo SAPI de C.V. 5 .750 06/08/26 2,657,320
1,000,000 g Mexico City Airport Trust 3 .875 04/30/28 845,000
3,630,000 g Mexico Remittances Funding Fiduciary Estate
Management Sarl
4 .875 01/15/28 2,972,036
2,800,000 g Nemak SAB de C.V. 3 .625 06/28/31 2,037,000
2,000,000 Petroleos Mexicanos 4 .250 01/15/25 1,860,160
4,647,000 Petroleos Mexicanos 6 .840 01/23/30 3,708,910
6,219,000 Petroleos Mexicanos 6 .700 02/16/32 4,703,119
2,075,000 Petroleos Mexicanos 6 .350 02/12/48 1,190,677
TOTAL MEXICO 37,330,385
MOROCCO - 0 .6%
650,000 g OCP S.A. 3 .750 06/23/31 484,906
4,450,000 g OCP S.A. 5 .125 06/23/51 2,706,988
TOTAL MOROCCO 3,191,894

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
18
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NETHERLANDS - 0 .1%
RUB 158,400,000 †,g VEON Holdings BV 8 .125% 09/16/26 $ 382,917
TOTAL NETHERLANDS 382,917
NIGERIA - 0 .3%
$ 1,775,000 g Access Bank plc 6 .125 09/21/26 1,295,136
TOTAL NIGERIA 1,295,136
OMAN - 0 .4%
2,500,000 g OQ SAOC 5 .125 05/06/28 2,252,259
TOTAL OMAN 2,252,259
PANAMA - 0 .7%
2,400,000 g Aeropuerto Internacional de Tocumen S.A. 5 .125 08/11/61 1,623,321
1,175,000 g Cable Onda S.A. 4 .500 01/30/30 961,150
1,569,573 g UEP Penonome II S.A. 6 .500 10/01/38 1,161,484
TOTAL PANAMA 3,745,955
PERU - 2 .1%
PEN 9,000,000 g Alicorp SAA 6 .875 04/17/27 2,090,212
1,225,000 g Cia de Minas Buenaventura SAA 5 .500 07/23/26 1,014,892
1,900,000 g Consorcio Transmantaro S.A. 5 .200 04/11/38 1,634,000
1,305,000 g Inkia Energy Ltd 5 .875 11/09/27 1,162,674
903,442 g Lima Metro Line 2 Finance Ltd 4 .350 04/05/36 743,081
2,000,000 g Peru LNG Srl 5 .375 03/22/30 1,572,600
2,750,000 g Petroleos del Peru S.A. 5 .625 06/19/47 1,763,933
534,000 g Volcan Cia Minera SAA 4 .375 02/11/26 448,170
TOTAL PERU 10,429,562
QATAR - 0 .2%
1,000,000 g Qatar Petroleum 1 .375 09/12/26 879,161
500,000 g Qatar Petroleum 2 .250 07/12/31 400,702
TOTAL QATAR 1,279,863
SAUDI ARABIA - 1 .1%
2,500,000 g EIG Pearl Holdings Sarl 4 .387 11/30/46 1,697,802
300,000 g KSA Sukuk Ltd 5 .268 10/25/28 302,060
2,500,000 e,g Saudi Arabian Oil Co 4 .375 04/16/49 1,945,260
3,000,000 g Saudi Arabian Oil Co 3 .250 11/24/50 1,880,660
TOTAL SAUDI ARABIA 5,825,782
SINGAPORE - 0 .5%
2,800,000 g United Overseas Bank Ltd 3 .059 04/07/25 2,674,567
TOTAL SINGAPORE 2,674,567
SOUTH AFRICA - 3 .3%
1,725,000 AngloGold Ashanti Holdings plc 3 .375 11/01/28 1,393,125
3,050,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 2,338,398
3,000,000 g Eskom Holdings SOC Ltd 6 .750 08/06/23 2,929,724
2,000,000 g Eskom Holdings SOC Ltd 7 .125 02/11/25 1,862,811
2,875,000 g Eskom Holdings SOC Ltd 6 .350 08/10/28 2,574,133
1,600,000 g Eskom Holdings SOC Ltd 8 .450 08/10/28 1,399,973
2,300,000 g Gold Fields Orogen Holdings BVI Ltd 6 .125 05/15/29 2,150,306
2,000,000 g MTN Mauritius Investment Ltd 6 .500 10/13/26 1,906,271
TOTAL SOUTH AFRICA 16,554,741
THAILAND - 0 .4%
2,600,000 g Bangkok Bank PCL 3 .466 09/23/36 1,811,049
TOTAL THAILAND 1,811,049

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
19
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TRINIDAD AND TOBAGO - 0 .7%
$ 2,600,000 g Heritage Petroleum Co Ltd 9 .000% 08/12/29 $ 2,735,200
850,000 g National Gas Company of Trinidad and Tobago Limited 6 .050 01/15/36 777,750
TOTAL TRINIDAD AND TOBAGO 3,512,950
TURKEY - 2 .1%
2,000,000 g Akbank T.A.S. 6 .800 02/06/26 1,808,703
500,000 g Akbank T.A.S. 6 .797 04/27/28 448,706
4,100,000 g Anadolu Efes Biracilik Ve Malt Sanayii AS. 3 .375 06/29/28 2,897,090
2,000,000 g Turkiye Garanti Bankasi AS. 7 .177 05/24/27 1,706,004
2,550,000 g Turkiye Vakiflar Bankasi TAO 5 .500 10/01/26 2,132,462
2,325,000 g Ulker Biskuvi Sanayi AS. 6 .950 10/30/25 1,622,269
TOTAL TURKEY 10,615,234
UKRAINE - 0 .1%
2,000,000 †,g NAK Naftogaz Ukraine via Kondor Finance plc 7 .625 11/08/26 312,668
109,375 Ukreximbank Via Biz Finance plc 9 .750 01/22/25 35,547
750,000 †,g Ukreximbank Via Biz Finance plc 9 .750 01/22/25 243,750
TOTAL UKRAINE 591,965
UNITED ARAB EMIRATES - 1 .7%
1,975,000 g Abu Dhabi Crude Oil Pipeline LLC 4 .600 11/02/47 1,692,999
1,325,000 g DAE Funding LLC 3 .375 03/20/28 1,115,824
2,100,000 g DP World Ltd 5 .625 09/25/48 1,732,571
2,773,980 g Galaxy Pipeline Assets Bidco Ltd 2 .160 03/31/34 2,257,006
2,483,025 g Sweihan PV Power Co PJSC 3 .625 01/31/49 1,886,864
TOTAL UNITED ARAB EMIRATES 8,685,264
UNITED STATES - 0 .6%
1,650,000 g GCC SAB de C.V. 3 .614 04/20/32 1,299,375
2,500,000 g Sempra Infrastructure Partners LP 3 .250 01/15/32 1,956,713
TOTAL UNITED STATES 3,256,088
ZAMBIA - 0 .3%
1,700,000 g First Quantum Minerals Ltd 6 .875 10/15/27 1,580,707
TOTAL ZAMBIA 1,580,707
TOTAL CORPORATE BONDS 256,466,974
(Cost $324,611,782)
GOVERNMENT BONDS - 44 .3%
ANGOLA - 1 .5%
2,250,000 g Angolan Government International Bond 8 .250 05/09/28 1,895,317
1,775,000 g Angolan Government International Bond 8 .000 11/26/29 1,442,731
3,125,000 g Angolan Government International Bond 8 .750 04/14/32 2,517,649
2,500,000 g Angolan Government International Bond 9 .375 05/08/48 1,898,011
TOTAL ANGOLA 7,753,708
ARGENTINA - 0 .4%
1,300,000 Argentine Republic Government International Bond 3 .875 01/09/38 336,359
5,134,989 Argentine Republic Government International Bond
(Step Bond)
1 .500 07/09/35 1,019,152
2,949,981 g Provincia de Buenos Aires (Step Bond) 3 .900 09/01/37 888,376
TOTAL ARGENTINA 2,243,887
AZERBAIJAN - 0 .5%
2,500,000 g Southern Gas Corridor CJSC 6 .875 03/24/26 2,458,246
TOTAL AZERBAIJAN 2,458,246

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
20
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BAHRAIN - 0 .3%
$ 1,000,000 g Bahrain Government International Bond 7 .375% 05/14/30 $ 951,494
1,000,000 g Bahrain Government International Bond 7 .500 09/20/47 796,661
TOTAL BAHRAIN 1,748,155
BARBADOS - 0 .4%
2,314,800 g Barbados Government International Bond 6 .500 10/01/29 2,072,171
TOTAL BARBADOS 2,072,171
BENIN - 0 .1%
EUR 1,125,000 g Benin Government International Bond 6 .875 01/19/52 693,996
TOTAL BENIN 693,996
BERMUDA - 0 .6%
1,175,000 g Bermuda Government International Bond 4 .750 02/15/29 1,117,514
2,300,000 g Bermuda Government International Bond 2 .375 08/20/30 1,814,241
TOTAL BERMUDA 2,931,755
BRAZIL - 1 .6%
BRL 2,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/23 480,924
BRL 5,000,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/25 935,497
BRL 5,982,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,097,488
3,100,000 e Brazilian Government International Bond 3 .875 06/12/30 2,609,884
1,100,000 Brazilian Government International Bond 5 .000 01/27/45 789,586
1,025,000 Brazilian Government International Bond 5 .625 02/21/47 777,384
2,000,000 Brazilian Government International Bond 4 .750 01/14/50 1,336,067
TOTAL BRAZIL 8,026,830
CAMEROON - 0 .1%
EUR 1,000,000 g Republic of Cameroon International Bond 5 .950 07/07/32 647,145
TOTAL CAMEROON 647,145
CHINA - 0 .6%
CNY 17,000,000 China Government Bond 3 .120 12/05/26 2,395,896
CNY 3,200,000 China Government Bond 3 .270 11/19/30 456,316
TOTAL CHINA 2,852,212
COLOMBIA - 0 .9%
2,000,000 Colombia Government International Bond 3 .000 01/30/30 1,410,928
2,925,000 Colombia Government International Bond 3 .250 04/22/32 1,941,179
1,300,000 Colombia Government International Bond 5 .625 02/26/44 841,850
950,000 Colombia Government International Bond 5 .200 05/15/49 575,979
TOTAL COLOMBIA 4,769,936
COSTA RICA - 0 .6%
2,500,000 g Costa Rica Government International Bond 5 .625 04/30/43 1,812,792
1,500,000 g Costa Rica Government International Bond 7 .000 04/04/44 1,273,618
TOTAL COSTA RICA 3,086,410
COTE D'IVOIRE - 0 .6%
3,636,281 g Ivory Coast Government International Bond (Step
Bond)
5 .750 12/31/32 3,217,157
TOTAL COTE D'IVOIRE 3,217,157
DOMINICAN REPUBLIC - 2 .2%
2,050,000 g Dominican Republic Government International Bond 6 .875 01/29/26 2,009,295
DOP 22,500,000 g Dominican Republic Government International Bond 9 .750 06/05/26 397,708
DOP 27,000,000 g Dominican Republic Government International Bond 11 .250 02/05/27 481,990
DOP 74,000,000 g Dominican Republic Government International Bond 10 .375 01/11/30 1,233,333
4,000,000 g Dominican Republic Government International Bond 4 .875 09/23/32 3,082,022
3,060,000 g Dominican Republic Government International Bond 7 .450 04/30/44 2,563,470

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
21
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
DOMINICAN REPUBLIC—continued
$ 1,720,000 g Dominican Republic International Bond 5 .500% 02/22/29 $ 1,501,791
TOTAL DOMINICAN REPUBLIC 11,269,609
ECUADOR - 0 .8%
744,229 g Ecuador Government International Bond 0 .000 07/31/30 231,330
3,634,600 g Ecuador Government International Bond (Step Bond) 5 .500 07/31/30 1,929,817
4,637,020 g Ecuador Government International Bond (Step Bond) 2 .500 07/31/35 1,694,809
TOTAL ECUADOR 3,855,956
EGYPT - 2 .2%
525,000 g Egypt Government International Bond 4 .550 11/20/23 508,235
1,500,000 g Egypt Government International Bond 5 .800 09/30/27 1,092,382
4,275,000 g Egypt Government International Bond 7 .600 03/01/29 3,066,885
4,575,000 g Egypt Government International Bond 7 .053 01/15/32 2,902,682
4,725,000 g Egypt Government International Bond 8 .500 01/31/47 2,791,530
1,000,000 g Egypt Government International Bond 8 .150 11/20/59 579,902
TOTAL EGYPT 10,941,616
EL SALVADOR - 0 .4%
2,000,000 g El Salvador Government International Bond 7 .650 06/15/35 710,126
3,100,000 g El Salvador Government International Bond 7 .625 02/01/41 1,063,087
TOTAL EL SALVADOR 1,773,213
GHANA - 0 .5%
3,325,000 g Ghana Government International Bond 0 .000 04/07/25 947,625
3,325,000 g Ghana Government International Bond 7 .750 04/07/29 959,395
2,025,000 g Ghana Government International Bond 8 .750 03/11/61 573,075
TOTAL GHANA 2,480,095
GUATEMALA - 0 .6%
525,000 g Guatemala Government Bond 4 .900 06/01/30 476,494
2,000,000 g Guatemala Government Bond 3 .700 10/07/33 1,514,419
1,500,000 g Guatemala Government Bond 6 .125 06/01/50 1,287,123
TOTAL GUATEMALA 3,278,036
HONDURAS - 0 .1%
775,000 g Honduras Government International Bond 6 .250 01/19/27 609,501
TOTAL HONDURAS 609,501
HUNGARY - 0 .8%
2,375,000 g Hungary Government International Bond 5 .250 06/16/29 2,185,705
1,850,000 g Hungary Government International Bond 2 .125 09/22/31 1,322,491
750,000 g Hungary Government International Bond 3 .125 09/21/51 409,153
TOTAL HUNGARY 3,917,349
INDIA - 0 .4%
2,700,000 g Export-Import Bank of India 2 .250 01/13/31 1,978,162
TOTAL INDIA 1,978,162
INDONESIA - 0 .8%
1,000,000 g Indonesia Government International Bond 4 .625 04/15/43 838,315
3,600,000 g Perusahaan Penerbit SBSN Indonesia III 4 .700 06/06/32 3,363,597
TOTAL INDONESIA 4,201,912
IRAQ - 0 .9%
2,325,000 g Iraq Government International Bond 6 .752 03/09/23 2,284,421
2,801,563 g Iraq Government International Bond 5 .800 01/15/28 2,378,211
TOTAL IRAQ 4,662,632

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
22
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
JAMAICA - 1 .0%
$ 2,725,000 Jamaica Government International Bond 8 .000% 03/15/39 $ 3,000,549
1,810,000 Jamaica Government International Bond 7 .875 07/28/45 1,929,146
TOTAL JAMAICA 4,929,695
JORDAN - 1 .0%
2,550,000 e,g Jordan Government International Bond 4 .950 07/07/25 2,379,866
1,500,000 g Jordan Government International Bond 5 .850 07/07/30 1,241,611
2,000,000 g Jordan Government International Bond 7 .375 10/10/47 1,492,221
TOTAL JORDAN 5,113,698
KAZAKHSTAN - 0 .2%
1,250,000 g Kazakhstan Government International Bond 6 .500 07/21/45 1,105,160
TOTAL KAZAKHSTAN 1,105,160
KENYA - 0 .6%
1,950,000 g Kenya Government International Bond 6 .875 06/24/24 1,694,583
1,125,000 g Kenya Government International Bond 6 .300 01/23/34 712,801
1,325,000 g Kenya Government International Bond 8 .250 02/28/48 843,938
TOTAL KENYA 3,251,322
KOREA, REPUBLIC OF - 0 .4%
3,102,000 e Export-Import Bank of Korea 2 .500 06/29/41 2,041,395
TOTAL KOREA, REPUBLIC OF 2,041,395
LEBANON - 0 .1%
3,200,000 †,q Lebanon Government International Bond 6 .250 11/04/24 188,672
3,800,000 †,q Lebanon Government International Bond 6 .850 03/23/27 225,264
TOTAL LEBANON 413,936
MALAYSIA - 0 .3%
MYR 7,100,000 Malaysia Government Bond 3 .582 07/15/32 1,408,435
TOTAL MALAYSIA 1,408,435
MEXICO - 1 .7%
MXN 38,600,000 Mexican Bonos 7 .500 06/03/27 1,782,503
MXN 39,900,000 Mexican Bonos 8 .500 11/18/38 1,773,165
1,675,000 e Mexico Government International Bond 3 .250 04/16/30 1,407,877
3,500,000 Mexico Government International Bond 4 .280 08/14/41 2,532,561
1,850,000 Mexico Government International Bond 4 .400 02/12/52 1,262,295
TOTAL MEXICO 8,758,401
MONGOLIA - 0 .4%
2,425,000 g Mongolia Government International Bond 5 .125 04/07/26 1,854,246
550,000 e,g Mongolia Government International Bond 4 .450 07/07/31 347,736
TOTAL MONGOLIA 2,201,982
MOROCCO - 0 .7%
1,575,000 g Morocco Government International Bond 2 .375 12/15/27 1,294,728
1,775,000 g Morocco Government International Bond 3 .000 12/15/32 1,280,031
1,450,000 g Morocco Government International Bond 5 .500 12/11/42 1,090,805
TOTAL MOROCCO 3,665,564
NAMIBIA - 0 .3%
1,700,000 g Namibia Government International Bond 5 .250 10/29/25 1,521,442
TOTAL NAMIBIA 1,521,442
NIGERIA - 1 .2%
1,550,000 g Nigeria Government International Bond 6 .500 11/28/27 1,098,548
2,075,000 g Nigeria Government International Bond 8 .375 03/24/29 1,501,265
1,850,000 g Nigeria Government International Bond 7 .875 02/16/32 1,192,756

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
23
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
NIGERIA—continued
$ 1,500,000 g Nigeria Government International Bond 7 .375% 09/28/33 $ 903,832
2,000,000 g Nigeria Government International Bond 7 .696 02/23/38 1,168,633
TOTAL NIGERIA 5,865,034
OMAN - 1 .6%
1,900,000 g Oman Government International Bond 5 .375 03/08/27 1,812,689
2,550,000 g Oman Government International Bond 6 .750 10/28/27 2,556,474
500,000 g Oman Government International Bond 6 .000 08/01/29 474,419
1,500,000 g Oman Government International Bond 6 .250 01/25/31 1,429,049
1,200,000 g Oman Government International Bond 6 .500 03/08/47 985,238
1,025,000 g Oman Government International Bond 6 .750 01/17/48 858,249
TOTAL OMAN 8,116,118
PAKISTAN - 0 .6%
1,110,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 568,875
3,200,000 g Pakistan Government International Bond 6 .875 12/05/27 1,000,000
1,700,000 g Pakistan Government International Bond 7 .375 04/08/31 528,972
1,000,000 g Pakistan Government International Bond 8 .875 04/08/51 304,250
2,000,000 Pakistan Water & Power Development Authority 7 .500 06/04/31 606,000
TOTAL PAKISTAN 3,008,097
PANAMA - 0 .5%
2,850,000 Panama Notas del Tesoro 3 .750 04/17/26 2,669,025
TOTAL PANAMA 2,669,025
PARAGUAY - 0 .4%
2,425,000 g Paraguay Government International Bond 2 .739 01/29/33 1,804,905
525,000 g Republic of Paraguay 6 .100 08/11/44 453,936
TOTAL PARAGUAY 2,258,841
PERU - 1 .3%
3,000,000 g Fondo MIVIVIENDA S.A. 4 .625 04/12/27 2,772,878
PEN 2,025,000 g Peru Government International Bond 0 .062 08/12/32 432,790
1,645,000 Peruvian Government International Bond 3 .000 01/15/34 1,227,736
PEN 4,150,000 g Peruvian Government International Bond 5 .400 08/12/34 792,828
1,800,000 Peruvian Government International Bond 3 .300 03/11/41 1,210,530
TOTAL PERU 6,436,762
PHILIPPINES - 0 .3%
1,975,000 Philippine Government International Bond 4 .200 03/29/47 1,532,120
TOTAL PHILIPPINES 1,532,120
POLAND - 0 .3%
1,525,000 Poland Government International Bond 3 .250 04/06/26 1,430,013
TOTAL POLAND 1,430,013
QATAR - 0 .9%
2,000,000 g Qatar Government International Bond 3 .750 04/16/30 1,857,344
925,000 g Qatar Government International Bond 5 .103 04/23/48 857,215
2,200,000 g Qatar Government International Bond 4 .400 04/16/50 1,842,150
TOTAL QATAR 4,556,709
REPUBLIC OF SERBIA - 0 .2%
1,675,000 g Serbia International Bond 2 .125 12/01/30 1,157,746
TOTAL REPUBLIC OF SERBIA 1,157,746
ROMANIA - 0 .9%
RON 7,000,000 Romania Government Bond 4 .150 01/26/28 1,118,028
1,870,000 g Romanian Government International Bond 3 .000 02/27/27 1,603,557
1,080,000 g Romanian Government International Bond 3 .000 02/14/31 796,805

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
24
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ROMANIA—continued
$ 1,400,000 g Romanian Government International Bond 4 .000% 02/14/51 $ 818,268
TOTAL ROMANIA 4,336,658
RWANDA - 0 .6%
3,825,000 g Rwanda International Government Bond 5 .500 08/09/31 2,819,376
TOTAL RWANDA 2,819,376
SAUDI ARABIA - 1 .2%
1,950,000 g Saudi Government International Bond 3 .250 10/26/26 1,831,624
1,865,000 g Saudi Government International Bond 2 .250 02/02/33 1,431,143
1,000,000 g Saudi Government International Bond 3 .250 11/17/51 641,715
2,000,000 g Saudi Government International Bond 3 .750 01/21/55 1,386,993
1,500,000 g Saudi Government International Bond 3 .450 02/02/61 958,175
TOTAL SAUDI ARABIA 6,249,650
SENEGAL - 0 .5%
1,600,000 g Senegal Government International Bond 6 .250 05/23/33 1,198,568
1,900,000 g Senegal Government International Bond 6 .750 03/13/48 1,202,071
TOTAL SENEGAL 2,400,639
SOUTH AFRICA - 2 .0%
1,625,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 1,388,484
ZAR 9,050,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 401,090
1,025,000 Republic of South Africa Government International
Bond
5 .650 09/27/47 681,661
1,500,000 Republic of South Africa Government International
Bond
5 .750 09/30/49 994,547
1,000,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 782,636
3,000,000 South Africa Government International Bond 4 .300 10/12/28 2,563,003
ZAR 59,300,000 South Africa Government International Bond 7 .000 02/28/31 2,497,962
1,250,000 e South Africa Government International Bond 5 .375 07/24/44 832,862
TOTAL SOUTH AFRICA 10,142,245
SRI LANKA - 0 .2%
800,000 g Sri Lanka Government International Bond 5 .750 04/18/23 179,744
1,000,000 †,g Sri Lanka Government International Bond 6 .825 07/18/26 225,059
1,650,000 †,g Sri Lanka Government International Bond 7 .550 03/28/30 364,435
TOTAL SRI LANKA 769,238
SUPRANATIONAL - 0 .8%
975,000 g African Export-Import Bank 2 .634 05/17/26 808,873
INR 48,600,000 Asian Development Bank 6 .150 02/25/30 541,609
INR 57,100,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 609,963
2,375,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 1,789,127
478,406 † European Bank for Reconstruction & Development 10 .000 02/28/23 397,919
TOTAL SUPRANATIONAL 4,147,491
THAILAND - 0 .2%
THB 47,000,000 Thailand Government International Bond 2 .875 12/17/28 1,233,220
TOTAL THAILAND 1,233,220
TRINIDAD AND TOBAGO - 0 .2%
1,100,000 g Trinidad & Tobago Government International Bond 4 .500 06/26/30 995,859
TOTAL TRINIDAD AND TOBAGO 995,859
TURKEY - 1 .9%
2,675,000 Turkey Government International Bond 5 .125 02/17/28 2,159,945
1,500,000 Turkey Government International Bond 6 .500 09/20/33 1,126,712

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
25
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
TURKEY—continued
$ 4,350,000 Turkey Government International Bond 4 .875% 04/16/43 $ 2,544,760
2,500,000 g Turkiye Ihracat Kredi Bankasi AS. 5 .750 07/06/26 2,091,969
1,500,000 g Turkiye Ihracat Kredit Bankasi 5 .375 10/24/23 1,459,891
TOTAL TURKEY 9,383,277
UGANDA - 0 .3%
UGX 6,750,000,000 Republic of Uganda Government Bonds 14 .250 08/23/29 1,549,998
TOTAL UGANDA 1,549,998
UKRAINE - 0 .5%
2,225,000 †,g NPC Ukrenergo 6 .875 11/09/28 320,491
UAH 37,000,000 † Ukraine Government International Bond 15 .840 02/26/25 439,595
1,925,000 g Ukraine Government International Bond 7 .750 09/01/27 324,362
1,450,000 g Ukraine Government International Bond 9 .750 11/01/30 267,351
EUR 525,000 g Ukraine Government International Bond 4 .375 01/27/32 76,013
3,000,000 g Ukraine Government International Bond 7 .253 03/15/35 457,431
2,320,000 g,i Ukraine Government International Bond 0 .000 08/01/41 575,360
TOTAL UKRAINE 2,460,603
UNITED ARAB EMIRATES - 0 .8%
2,650,000 g Abu Dhabi Government International Bond 3 .125 09/30/49 1,775,576
3,325,000 † Emirate of Dubai Government International Bonds 3 .900 09/09/50 2,159,193
TOTAL UNITED ARAB EMIRATES 3,934,769
URUGUAY - 0 .8%
1,770,000 Uruguay Government International Bond 4 .375 01/23/31 1,684,025
UYU 61,000,000 Uruguay Government International Bond 8 .250 05/21/31 1,243,103
600,000 Uruguay Government International Bond 5 .750 10/28/34 610,829
500,000 Uruguay Government International Bond 4 .125 11/20/45 421,461
TOTAL URUGUAY 3,959,418
UZBEKISTAN - 0 .7%
UZS 7,990,000,000 g Republic of Uzbekistan Bond 14 .500 11/25/23 711,753
1,000,000 g Republic of Uzbekistan Bond 3 .700 11/25/30 720,088
1,975,000 g Republic of Uzbekistan Government International Bond 5 .375 02/20/29 1,657,732
UZS 5,708,925,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 495,993
TOTAL UZBEKISTAN 3,585,566
VIETNAM - 0 .4%
1,975,000 g Vietnam Government International Bond 4 .800 11/19/24 1,895,816
TOTAL VIETNAM 1,895,816
ZAMBIA - 0 .4%
3,900,000 †,g Zambia Government International Bond 8 .500 04/14/24 1,550,250
750,000 †,g Zambia Government International Bond 8 .970 07/30/27 294,375
TOTAL ZAMBIA 1,844,625
TOTAL GOVERNMENT BONDS 224,619,632
(Cost $313,154,480)

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
26
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
STRUCTURED ASSETS - 0 .5%
CAYMAN ISLANDS - 0 .5%
$ 3,000,000 †,g Industrial DPR Funding Ltd 5 .380% 04/15/34 $ 2,501,970
Series - 2022 1A (Class 1)
TOTAL CAYMAN ISLANDS 2,501,970
TOTAL STRUCTURED ASSETS 2,501,970
(Cost $3,000,000)
TOTAL BONDS 483,588,576
(Cost $640,766,262)
SHARES COMPANY
COMMON STOCKS - 0.7%
MEXICO - 0 .5%
270,981 *,e Grupo Aeromexico SAB de C.V. 2,474,704
TOTAL MEXICO 2,474,704
SOUTH AFRICA - 0 .2%
729,619 * Petra Diamonds Ltd 955,698
TOTAL SOUTH AFRICA 955,698
TOTAL COMMON STOCKS 3,430,402
(Cost $5,779,535)
PRINCIPAL ISSUER
REFERENCERATE & SPREAD
RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS - 5.3%
REPURCHASE AGREEMENT - 2 .0%
9,925,000 r Fixed Income Clearing Corp (FICC) 3 .000 11/01/22 9,925,000
TOTAL REPURCHASE AGREEMENT 9,925,000
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3 .3%
16,938,710 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 16,938,710
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 16,938,710
TOTAL SHORT-TERM INVESTMENTS 26,863,710
(Cost $26,863,710)
TOTAL INVESTMENTS - 101.7% 515,668,141
(Cost $675,235,878)
OTHER ASSETS & LIABILITIES, NET - (1.7)% (8,824,524)
NET ASSETS - 100.0% $ 506,843,617

Portfolio of investments
Emerging Markets Debt Fund October 31, 2022
27
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
concluded
Principal denominated in U.S. Dollars, unless otherwise noted.
BRL Brazilian Real
CNY Chinese Yuan
DOP Dominican Republic Peso
EUR Euro
INR Indian Rupee
KZT Kazakhstani Tenge
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
PEN Peruvian Sol
RON Romanian Leu
RUB Russian Ruble
THB Thai Baht
UAH Ukrainian Hryvnia
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
*
Non-income producing
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $17,857,738.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 3.000% dated 10/31/22 to be repurchased at $9,925,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.000% and maturity date 2/15/25, valued at $10,123,520.

International Bond Fund October 31, 2022
Consolidated portfolio of investments
28
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
BANK LOAN OBLIGATIONS - 0.4%
IRELAND - 0 .1%
$ 261,086 i Avolon TLB Borrower US LLC LIBOR 3 M + 1.750% 5 .239% 01/15/25 $ 256,534
341,250 i Avolon TLB Borrower US LLC LIBOR 1 M + 1.500% 3 .805 02/12/27 333,572
TOTAL IRELAND 590,106
UNITED STATES - 0 .3%
332,921 i American Airlines, Inc LIBOR 3 M + 2.000% 5 .412 12/15/23 331,996
218,166 i Jazz Financing Lux Sarl LIBOR 1 M + 3.500% 7 .254 05/05/28 215,934
246,880 i Phoenix Newco, Inc LIBOR 1 M + 3.500% 7 .004 11/15/28 238,333
160,792 i Sabre GLBL, Inc LIBOR 3 M + 2.000% 5 .754 02/22/24 158,029
128,349 i Team Health Holdings, Inc SOFR 1M + 5.250% 8 .979 03/02/27 107,492
TOTAL UNITED STATES 1,051,784
TOTAL BANK LOAN OBLIGATIONS 1,641,890
(Cost $1,690,992)
BONDS - 88.5%
CORPORATE BONDS - 21 .4%
AUSTRIA - 0 .1%
EUR 600,000 Erste Group Bank AG. 4 .250 N/A‡ 441,394
TOTAL AUSTRIA 441,394
BELGIUM - 0 .2%
EUR 300,000 z Argenta Spaarbank NV 1 .375 02/08/29 239,403
EUR 800,000 z Proximus SADP 0 .750 11/17/36 525,498
TOTAL BELGIUM 764,901
BRAZIL - 0 .2%
300,000 g B3 S.A.-Brasil Bolsa Balcao 4 .125 09/20/31 239,034
200,000 g Natura Cosmeticos S.A. 4 .125 05/03/28 155,744
500,000 Suzano Austria GmbH 3 .125 01/15/32 368,750
TOTAL BRAZIL 763,528
CANADA - 0 .9%
500,000 Enbridge, Inc 5 .750 07/15/80 441,805
EUR 250,000 g Fairfax Financial Holdings Ltd 2 .750 03/29/28 215,161
750,000 g GFL Environmental, Inc 4 .250 06/01/25 716,070
1,275,000 g MEG Energy Corp 5 .875 02/01/29 1,217,179
500,000 g Nova Chemicals Corp 4 .875 06/01/24 486,250
315,000 g Parkland Corp 4 .625 05/01/30 262,022
TOTAL CANADA 3,338,487
CHILE - 0 .5%
398,542 g Alfa Desarrollo S.p.A 4 .550 09/27/51 254,983
300,000 Celulosa Arauco y Constitucion S.A. 3 .875 11/02/27 265,500
250,000 g Celulosa Arauco y Constitucion S.A. 4 .250 04/30/29 216,004
200,000 g Cia Cervecerias Unidas S.A. 3 .350 01/19/32 160,500
275,000 g Colbun S.A. 3 .150 01/19/32 211,750
200,000 g Corp Nacional del Cobre de Chile 3 .625 08/01/27 182,525
325,000 g Corp Nacional del Cobre de Chile 3 .150 01/15/51 197,152
325,000 g Empresa Nacional de Telecomunicaciones S.A. 3 .050 09/14/32 237,403
300,000 g Sociedad Quimica y Minera de Chile S.A. 3 .500 09/10/51 191,962
TOTAL CHILE 1,917,779
CHINA - 0 .1%
300,000 g ENN Clean Energy International Investment Ltd 3 .375 05/12/26 244,126

Consolidated portfolio of investments
International Bond Fund October 31, 2022
29
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CHINA—continued
$ 300,000 g ENN Energy Holdings Ltd 2 .625% 09/17/30 $ 228,606
TOTAL CHINA 472,732
COLOMBIA - 0 .2%
350,000 Bancolombia S.A. 3 .000 01/29/25 313,775
300,000 Ecopetrol S.A. 5 .375 06/26/26 272,580
75,000 Ecopetrol S.A. 6 .875 04/29/30 61,717
225,000 Ecopetrol S.A. 4 .625 11/02/31 155,062
TOTAL COLOMBIA 803,134
CZECH REPUBLIC - 0 .1%
EUR 300,000 z CPI Property Group S.A. 1 .750 01/14/30 184,747
TOTAL CZECH REPUBLIC 184,747
FRANCE - 1 .3%
EUR 500,000 z BNP Paribas S.A. 2 .100 04/07/32 393,968
EUR 800,000 BPCE S.A. 0 .500 09/15/27 678,379
EUR 500,000 Credit Agricole Assurances S.A. 1 .500 10/06/31 350,119
EUR 600,000 Electricite de France S.A. 2 .000 10/02/30 488,893
EUR 500,000 z Electricite de France S.A. 4 .750 10/12/34 480,849
EUR 500,000 z Engie S.A. 1 .875 N/A‡ 345,888
EUR 500,000 g Iliad Holding SAS 5 .125 10/15/26 458,901
EUR 300,000 z La Poste S.A. 0 .625 01/18/36 193,905
GBP 700,000 z Societe Generale S.A. 1 .250 12/07/27 624,647
EUR 500,000 z Societe Generale S.A. 0 .500 06/12/29 389,455
EUR 600,000 z Suez SACA 2 .375 05/24/30 504,286
TOTAL FRANCE 4,909,290
GERMANY - 0 .9%
900,000 Deutsche Bank AG. 3 .742 01/07/33 612,702
EUR 750,000 g,o IHO Verwaltungs GmbH 3 .750 09/15/26 614,154
EUR 500,000 Muenchener Rueckversicherungs-Gesellschaft AG. in
Muenchen
1 .000 05/26/42 331,301
EUR 600,000 Volkswagen Bank GmbH 2 .500 07/31/26 558,689
GBP 800,000 Volkswagen International Finance NV 3 .375 11/16/26 826,226
EUR 800,000 Vonovia SE 0 .625 12/14/29 564,535
TOTAL GERMANY 3,507,607
INDIA - 0 .3%
300,000 g Adani Electricity Mumbai Ltd 3 .867 07/22/31 182,554
425,000 g Bharti Airtel Ltd 3 .250 06/03/31 329,143
200,000 g CA Magnum Holdings 5 .375 10/31/26 167,516
200,000 g Indian Railway Finance Corp Ltd 3 .249 02/13/30 159,124
250,000 z Power Finance Corp Ltd 3 .350 05/16/31 187,946
225,000 g UltraTech Cement Ltd 2 .800 02/16/31 166,311
TOTAL INDIA 1,192,594
INDONESIA - 0 .1%
200,000 g Pertamina Persero PT 3 .650 07/30/29 169,848
225,000 g Perusahaan Listrik Negara PT 4 .875 07/17/49 150,889
TOTAL INDONESIA 320,737
IRELAND - 0 .2%
EUR 1,000,000 z Bank of Ireland Group plc 0 .375 05/10/27 836,318
TOTAL IRELAND 836,318
ISRAEL - 0 .3%
500,000 g Bank Hapoalim BM 3 .255 01/21/32 409,825
300,000 g Bank Leumi Le-Israel BM 3 .275 01/29/31 256,875

Consolidated portfolio of investments
International Bond Fund October 31, 2022
30
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ISRAEL—continued
$ 625,000 g Israel Electric Corp Ltd 4 .250% 08/14/28 $ 570,180
TOTAL ISRAEL 1,236,880
ITALY - 0 .0%
200,000 g Intesa Sanpaolo S.p.A 4 .198 06/01/32 135,387
TOTAL ITALY 135,387
JAPAN - 0 .5%
EUR 550,000 z Mitsubishi UFJ Financial Group, Inc 2 .264 06/14/25 527,268
EUR 500,000 z ORIX Corp 1 .919 04/20/26 459,791
EUR 500,000 Takeda Pharmaceutical Co Ltd 1 .375 07/09/32 391,116
EUR 500,000 Takeda Pharmaceutical Co Ltd 2 .000 07/09/40 352,057
TOTAL JAPAN 1,730,232
KAZAKHSTAN - 0 .3%
225,000 g Development Bank of Kazakhstan JSC 5 .750 05/12/25 223,138
475,000 g KazTransGas JSC 4 .375 09/26/27 389,470
400,000 g Tengizchevroil Finance Co International Ltd 2 .625 08/15/25 318,885
TOTAL KAZAKHSTAN 931,493
KOREA, REPUBLIC OF - 0 .1%
250,000 g Kia Corp 2 .750 02/14/27 216,498
200,000 g Korea East-West Power Co Ltd 3 .600 05/06/25 191,581
TOTAL KOREA, REPUBLIC OF 408,079
KUWAIT - 0 .1%
375,000 g NBK SPC Ltd 1 .625 09/15/27 318,293
TOTAL KUWAIT 318,293
LUXEMBOURG - 0 .5%
EUR 1,000,000 g Albion Financing 1 SARL 5 .250 10/15/26 846,509
EUR 250,000 z Czech Gas Networks Investments Sarl 0 .450 09/08/29 156,806
EUR 400,000 z ProLogis International Funding II S.A. 3 .625 03/07/30 366,621
EUR 500,000 z ProLogis International Funding II S.A. 2 .375 11/14/30 415,880
TOTAL LUXEMBOURG 1,785,816
MALAYSIA - 0 .1%
300,000 g CIMB Bank Bhd 2 .125 07/20/27 257,440
400,000 g Genm Capital Labuan Ltd 3 .882 04/19/31 240,278
TOTAL MALAYSIA 497,718
MEXICO - 0 .3%
210,000 America Movil SAB de C.V. 4 .700 07/21/32 192,436
375,000 g Becle SAB de C.V. 2 .500 10/14/31 281,014
375,000 g Orbia Advance Corp SAB de C.V. 1 .875 05/11/26 313,125
500,000 g Sigma Alimentos S.A. de C.V. 4 .125 05/02/26 460,440
TOTAL MEXICO 1,247,015
NETHERLANDS - 0 .5%
EUR 600,000 Cooperatieve Rabobank UA 3 .250 N/A‡ 486,693
EUR 500,000 ING Groep NV 1 .250 02/16/27 444,505
EUR 1,300,000 g VZ Secured Financing BV 3 .500 01/15/32 988,574
TOTAL NETHERLANDS 1,919,772
NIGERIA - 0 .2%
EUR 1,000,000 g BOI Finance BV 7 .500 02/16/27 751,127
TOTAL NIGERIA 751,127
PANAMA - 0 .1%
200,000 g Aeropuerto Internacional de Tocumen S.A. 4 .000 08/11/41 141,359

Consolidated portfolio of investments
International Bond Fund October 31, 2022
31
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
PANAMA—continued
$ 300,000 g Banco General S.A. 4 .125% 08/07/27 $ 274,611
TOTAL PANAMA 415,970
PERU - 0 .0%
200,000 g Kallpa Generacion SA 4 .125 08/16/27 175,485
TOTAL PERU 175,485
POLAND - 0 .1%
EUR 150,000 z GTC Aurora Luxembourg S.A. 2 .250 06/23/26 97,908
EUR 300,000 z mBank S.A. 0 .966 09/21/27 223,253
EUR 250,000 z Polski Koncern Naftowy ORLEN S.A. 1 .125 05/27/28 192,285
TOTAL POLAND 513,446
PORTUGAL - 0 .1%
GBP 200,000 y EDP Finance BV 8 .625 01/04/24 238,816
TOTAL PORTUGAL 238,816
QATAR - 0 .6%
CNY 16,000,000 QNB Finance Ltd 3 .150 02/04/26 2,090,164
TOTAL QATAR 2,090,164
ROMANIA - 0 .0%
EUR 250,000 z NE Property BV 2 .000 01/20/30 162,670
TOTAL ROMANIA 162,670
SINGAPORE - 0 .2%
EUR 200,000 z Temasek Financial I Ltd 0 .500 11/20/31 151,234
500,000 g United Overseas Bank Ltd 2 .000 10/14/31 423,550
TOTAL SINGAPORE 574,784
SOUTH AFRICA - 0 .4%
450,000 AngloGold Ashanti Holdings plc 3 .750 10/01/30 345,009
1,250,000 z Eskom Holdings SOC Ltd 4 .314 07/23/27 1,045,583
TOTAL SOUTH AFRICA 1,390,592
SPAIN - 0 .4%
EUR 800,000 Banco Santander S.A. 0 .200 02/11/28 652,692
800,000 Banco Santander S.A. 7 .500 N/A‡ 757,711
TOTAL SPAIN 1,410,403
SWITZERLAND - 0 .4%
EUR 750,000 z Cloverie plc for Zurich Insurance Co Ltd 1 .500 12/15/28 648,938
GBP 500,000 Credit Suisse Group AG. 2 .250 06/09/28 455,942
EUR 600,000 z UBS Group AG 0 .250 11/05/28 478,101
TOTAL SWITZERLAND 1,582,981
TAIWAN - 0 .1%
300,000 TSMC Arizona Corp 4 .125 04/22/29 277,218
TOTAL TAIWAN 277,218
THAILAND - 0 .1%
430,000 g Bangkok Bank PCL 3 .466 09/23/36 299,520
300,000 g Thaioil Treasury Center Co Ltd 2 .500 06/18/30 217,650
TOTAL THAILAND 517,170
TURKEY - 0 .1%
EUR 250,000 z Arcelik AS. 3 .000 05/27/26 205,206
TOTAL TURKEY 205,206

Consolidated portfolio of investments
International Bond Fund October 31, 2022
32
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED ARAB EMIRATES - 0 .3%
$ 200,000 g DAE Funding LLC 3 .375% 03/20/28 $ 168,426
600,000 z First Abu Dhabi Bank PJSC 5 .125 10/13/27 592,129
297,963 g Sweihan PV Power Co PJSC 3 .625 01/31/49 226,424
TOTAL UNITED ARAB EMIRATES 986,979
UNITED KINGDOM - 1 .8%
EUR 800,000 z Barclays plc 0 .625 11/14/23 789,936
EUR 800,000 z Barclays plc 0 .877 01/28/28 661,479
EUR 1,000,000 BP Capital Markets plc 1 .231 05/08/31 792,538
UGX 3,000,000,000 †,g ICBC Standard Bank plc 14 .250 06/26/34 603,955
GBP 750,000 Lloyds Banking Group plc 1 .985 12/15/31 705,153
EUR 750,000 Natwest Group plc 1 .750 03/02/26 692,325
EUR 500,000 Reckitt Benckiser Treasury Services Nederland BV 0 .750 05/19/30 404,805
EUR 700,000 z Standard Chartered plc 1 .200 09/23/31 562,933
GBP 400,000 Tesco Corporate Treasury Services plc 2 .750 04/27/30 360,591
GBP 700,000 Virgin Money UK plc 3 .375 04/24/26 721,524
GBP 600,000 g Vmed O2 UK Financing I plc 4 .500 07/15/31 533,951
TOTAL UNITED KINGDOM 6,829,190
UNITED STATES - 8 .7%
EUR 1,200,000 AbbVie, Inc 1 .250 06/01/24 1,149,245
JPY 100,000,000 Aflac, Inc 0 .550 03/12/30 644,896
EUR 250,000 g Allied Universal Holdco LLC 3 .625 06/01/28 196,734
EUR 575,000 American Honda Finance Corp 1 .950 10/18/24 555,964
EUR 500,000 American Medical Systems Europe BV 1 .625 03/08/31 414,040
EUR 300,000 American Tower Corp 1 .375 04/04/25 278,523
EUR 450,000 American Tower Corp 0 .450 01/15/27 375,224
EUR 500,000 Aptiv plc 1 .500 03/10/25 464,781
EUR 250,000 g Ardagh Metal Packaging Finance USA LLC 2 .000 09/01/28 189,829
EUR 750,000 g Ardagh Metal Packaging Finance USA LLC 3 .000 09/01/29 529,144
EUR 500,000 AT&T, Inc 2 .350 09/05/29 449,768
EUR 750,000 g Avantor Funding, Inc 3 .875 07/15/28 646,646
EUR 500,000 z Bank of America Corp 1 .662 04/25/28 438,542
EUR 500,000 z Bank of America Corp 0 .654 10/26/31 364,819
EUR 500,000 z Bank of America Corp 2 .824 04/27/33 425,404
EUR 700,000 Becton Dickinson & Co 1 .401 05/24/23 686,367
EUR 600,000 z Blackstone Private Credit Fund 1 .750 11/30/26 482,683
EUR 700,000 Capital One Financial Corp 0 .800 06/12/24 653,280
EUR 400,000 Celanese US Holdings LLC 0 .625 09/10/28 269,441
EUR 750,000 Chubb INA Holdings, Inc 1 .550 03/15/28 651,604
EUR 350,000 Chubb INA Holdings, Inc 1 .400 06/15/31 272,360
EUR 1,250,000 z Citigroup, Inc 1 .250 07/06/26 1,144,336
EUR 700,000 Comcast Corp 0 .250 05/20/27 599,805
EUR 750,000 g Coty, Inc 3 .875 04/15/26 675,205
EUR 500,000 g Dana Financing Luxembourg Sarl 3 .000 07/15/29 392,048
GBP 600,000 Digital Stout Holding LLC 3 .750 10/17/30 560,346
GBP 200,000 Discovery Communications LLC 2 .500 09/20/24 215,248
EUR 800,000 Dow Chemical Co 0 .500 03/15/27 669,825
EUR 500,000 Equinix, Inc 1 .000 03/15/33 343,394
EUR 500,000 FedEx Corp 1 .625 01/11/27 449,385
EUR 375,000 Fidelity National Information Services, Inc 1 .100 07/15/24 356,322
EUR 750,000 z General Motors Financial Co, Inc 0 .600 05/20/27 611,543
EUR 500,000 i,z Goldman Sachs Group, Inc EURIBOR 3 M + 1.000% 1 .269 02/07/25 492,262
EUR 750,000 z Goldman Sachs Group, Inc 0 .250 01/26/28 600,730
EUR 295,000 g Goodyear Europe BV 2 .750 08/15/28 233,401
EUR 500,000 Highland Holdings Sarl 0 .318 12/15/26 424,166
EUR 1,000,000 Honeywell International, Inc 0 .000 03/10/24 944,082
EUR 600,000 International Business Machines Corp 0 .650 02/11/32 452,896
EUR 400,000 International Flavors & Fragrances, Inc 1 .800 09/25/26 345,229
EUR 500,000 g International Game Technology plc 3 .500 06/15/26 465,779

Consolidated portfolio of investments
International Bond Fund October 31, 2022
33
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES—continued
EUR 500,000 g IQVIA, Inc 1 .750% 03/15/26 $ 451,391
EUR 450,000 g Liberty Mutual Group, Inc 2 .750 05/04/26 426,370
EUR 650,000 Liberty Mutual Group, Inc 2 .750 05/04/26 615,868
GBP 600,000 McKesson Corp 3 .125 02/17/29 581,893
EUR 400,000 z Metropolitan Life Global Funding I 1 .750 05/25/25 377,367
GBP 600,000 z Metropolitan Life Global Funding I 4 .125 09/02/25 673,702
EUR 600,000 z Mondelez International Holdings Netherlands BV 1 .250 09/09/41 351,714
EUR 670,000 Morgan Stanley 1 .342 10/23/26 607,528
EUR 500,000 Morgan Stanley 2 .950 05/07/32 433,791
EUR 500,000 g Olympus Water US Holding Corp 3 .875 10/01/28 368,412
EUR 100,000 g Organon Finance   LLC 2 .875 04/30/28 83,135
$ 1,250,000 g Organon Finance   LLC 5 .125 04/30/31 1,061,587
GBP 500,000 Pfizer, Inc 2 .735 06/15/43 418,344
EUR 540,000 ProLogis Euro Finance LLC 0 .375 02/06/28 438,021
EUR 500,000 Raytheon Technologies Corp 2 .150 05/18/30 431,070
EUR 700,000 Southern Co 1 .875 09/15/81 496,036
EUR 450,000 Stryker Corp 2 .625 11/30/30 400,182
EUR 700,000 The Procter & Gamble Company 0 .625 10/30/24 664,491
EUR 500,000 The Procter & Gamble Company 1 .875 10/30/38 404,642
EUR 1,100,000 Thermo Fisher Scientific Finance I BV 0 .800 10/18/30 882,919
GBP 600,000 Time Warner Cable LLC 5 .750 06/02/31 634,071
EUR 400,000 Verizon Communications, Inc 1 .875 10/26/29 348,310
EUR 600,000 Walmart, Inc 2 .550 04/08/26 579,447
EUR 1,000,000 Whirlpool EMEA Finance Sarl 0 .500 02/20/28 806,777
TOTAL UNITED STATES 32,652,364
TOTAL CORPORATE BONDS 80,438,498
(Cost $106,038,318)
GOVERNMENT BONDS - 62 .2%
ANGOLA - 0 .3%
1,550,000 g Angolan Government International Bond 8 .750 04/14/32 1,248,754
TOTAL ANGOLA 1,248,754
AUSTRALIA - 2 .0%
AUD 3,650,000 Australia Government Bond 0 .250 11/21/25 2,125,577
AUD 3,765,000 z Australia Government Bond 2 .250 05/21/28 2,250,967
AUD 1,660,000 z Australia Government Bond 3 .000 11/21/33 989,758
AUD 2,550,000 †,z Australia Government Bond 1 .750 06/21/51 992,608
AUD 1,685,000 New South Wales Treasury Corp 3 .000 04/20/29 1,003,397
TOTAL AUSTRALIA 7,362,307
BELGIUM - 2 .3%
EUR 2,125,000 g Kingdom of Belgium Government Bond 0 .000 10/22/27 1,871,034
EUR 3,825,000 g Kingdom of Belgium Government Bond 0 .350 06/22/32 3,023,567
EUR 525,000 g Kingdom of Belgium Government Bond 1 .450 06/22/37 419,575
EUR 5,150,000 g Kingdom of Belgium Government Bond 0 .400 06/22/40 3,198,607
TOTAL BELGIUM 8,512,783
BENIN - 0 .2%
EUR 1,275,000 †,g Benin Government International Bond 4 .950 01/22/35 777,064
TOTAL BENIN 777,064
BRAZIL - 0 .3%
BRL 5,500,000 Brazil Notas do Tesouro Nacional Serie F 10 .000 01/01/27 1,009,057
TOTAL BRAZIL 1,009,057

Consolidated portfolio of investments
International Bond Fund October 31, 2022
34
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
CAMEROON - 0 .1%
EUR 650,000 g Republic of Cameroon International Bond 5 .950% 07/07/32 $ 420,645
TOTAL CAMEROON 420,645
CANADA - 3 .4%
CAD 3,050,000 g Canada Housing Trust No 1 .100 12/15/26 2,011,632
CAD 1,800,000 Canadian Government International Bond 2 .000 09/01/23 1,297,438
CAD 2,625,000 Canadian Government International Bond 2 .000 06/01/28 1,799,436
CAD 2,275,000 Canadian Government International Bond 2 .000 06/01/32 1,495,821
CAD 1,300,000 Canadian Government International Bond 5 .000 06/01/37 1,125,852
CAD 1,350,000 Hydro-Quebec 4 .000 02/15/55 936,087
CAD 1,600,000 Province of British Columbia Canada 2 .550 06/18/27 1,111,855
CAD 1,600,000 Province of New Brunswick Canada 3 .100 08/14/28 1,125,267
CAD 1,300,000 Province of Ontario Canada 2 .150 06/02/31 825,536
CAD 1,100,000 Province of Ontario Canada 1 .900 12/02/51 484,102
CAD 1,000,000 Province of Quebec Canada 2 .750 09/01/27 699,394
TOTAL CANADA 12,912,420
CHINA - 10 .9%
CNY 83,560,000 China Government Bond 2 .880 11/05/23 11,554,105
CNY 49,600,000 China Government Bond 2 .940 10/17/24 6,918,556
CNY 60,500,000 China Government Bond 3 .120 12/05/26 8,526,571
CNY 6,750,000 China Government Bond 2 .500 07/25/27 927,892
CNY 14,900,000 China Government Bond 2 .910 10/14/28 2,080,746
CNY 14,500,000 China Government Bond 3 .270 11/19/30 2,067,683
CNY 18,900,000 China Government Bond 3 .860 07/22/49 2,909,868
CNY 15,000,000 China Government Bond 3 .390 03/16/50 2,137,207
CNY 12,700,000 China Government Bond 3 .810 09/14/50 1,952,613
CNY 12,400,000 China Government Bond 3 .720 04/12/51 1,882,082
TOTAL CHINA 40,957,323
COTE D'IVOIRE - 0 .2%
EUR 1,000,000 g Ivory Coast Government International Bond 5 .875 10/17/31 748,097
EUR 100,000 g Ivory Coast Government International Bond 4 .875 01/30/32 69,230
TOTAL COTE D'IVOIRE 817,327
CYPRUS - 1 .1%
EUR 1,300,000 z Cyprus Government International Bond 2 .375 09/25/28 1,181,946
EUR 1,100,000 z Cyprus Government International Bond 0 .625 01/21/30 848,906
EUR 1,550,000 z Cyprus Government International Bond 0 .950 01/20/32 1,156,833
EUR 575,000 z Cyprus Government International Bond 2 .750 02/26/34 491,487
EUR 500,000 z Cyprus Government International Bond 2 .750 05/03/49 386,653
TOTAL CYPRUS 4,065,825
DOMINICAN REPUBLIC - 0 .2%
DOP 15,000,000 g Dominican Republic Government International Bond 9 .750 06/05/26 265,139
$ 750,000 g Dominican Republic Government International Bond 4 .875 09/23/32 577,879
TOTAL DOMINICAN REPUBLIC 843,018
ECUADOR - 0 .1%
78,000 g Ecuador Government International Bond 0 .000 07/31/30 24,245
441,250 g Ecuador Government International Bond (Step Bond) 5 .500 07/31/30 234,285
309,125 g Ecuador Government International Bond (Step Bond) 2 .500 07/31/35 112,983
TOTAL ECUADOR 371,513
EGYPT - 0 .8%
850,000 g Egypt Government International Bond 5 .750 05/29/24 802,207
EGP 16,250,000 Egypt Government International Bond 15 .900 07/02/24 632,238
525,000 g Egypt Government International Bond 7 .600 03/01/29 376,635
EUR 900,000 g Egypt Government International Bond 6 .375 04/11/31 534,329
300,000 g Egypt Government International Bond 7 .053 01/15/32 190,340

Consolidated portfolio of investments
International Bond Fund October 31, 2022
35
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
EGYPT—continued
$ 675,000 g Egypt Government International Bond 8 .500% 01/31/47 $ 398,790
TOTAL EGYPT 2,934,539
EL SALVADOR - 0 .1%
1,000,000 g El Salvador Government International Bond 6 .375 01/18/27 388,127
TOTAL EL SALVADOR 388,127
FRANCE - 2 .3%
EUR 2,500,000 French Republic Government Bond OAT 0 .500 05/25/25 2,369,617
EUR 3,775,000 French Republic Government Bond OAT 0 .750 11/25/28 3,397,969
EUR 1,250,000 g French Republic Government Bond OAT 0 .500 05/25/40 812,810
EUR 910,000 French Republic Government Bond OAT 0 .750 05/25/52 509,530
EUR 2,500,000 z UNEDIC ASSEO 0 .250 07/16/35 1,709,992
TOTAL FRANCE 8,799,918
GERMANY - 2 .5%
EUR 4,100,000 Bundesrepublik Deutschland 0 .500 08/15/27 3,787,261
EUR 500,000 Bundesrepublik Deutschland 0 .000 08/15/29 429,981
EUR 4,500,000 Bundesrepublik Deutschland 1 .000 05/15/38 3,673,445
EUR 310,000 Bundesrepublik Deutschland 1 .250 08/15/48 250,171
EUR 1,695,000 † Bundesrepublik Deutschland 0 .000 08/15/52 892,032
MXN 11,000,000 Kreditanstalt fuer Wiederaufbau 4 .400 07/25/25 476,071
TOTAL GERMANY 9,508,961
GHANA - 0 .2%
500,000 g Ghana Government International Bond 7 .750 04/07/29 144,270
825,000 g Ghana Government International Bond 8 .125 03/26/32 237,229
1,000,000 g Ghana Government International Bond 8 .627 06/16/49 274,780
TOTAL GHANA 656,279
GREECE - 1 .1%
EUR 575,000 g Hellenic Republic Government International Bond 3 .875 03/12/29 555,612
EUR 2,300,000 g Hellenic Republic Government International Bond 1 .500 06/18/30 1,843,433
EUR 1,300,000 g Hellenic Republic Government International Bond 0 .750 06/18/31 938,774
EUR 1,100,000 g Hellenic Republic Government International Bond 1 .750 06/18/32 849,928
TOTAL GREECE 4,187,747
GUATEMALA - 0 .2%
775,000 g Guatemala Government Bond 6 .125 06/01/50 665,013
TOTAL GUATEMALA 665,013
HUNGARY - 0 .4%
HUF 504,050,000 Hungary Government International Bond 3 .000 06/26/24 1,035,599
EUR 600,000 z Hungary Government International Bond 1 .750 06/05/35 361,611
TOTAL HUNGARY 1,397,210
INDIA - 0 .0%
250,000 g Export-Import Bank of India 2 .250 01/13/31 183,163
TOTAL INDIA 183,163
INDONESIA - 0 .5%
IDR 13,000,000,000 Indonesia Treasury Bond 8 .125 05/15/24 848,653
IDR 17,000,000,000 Indonesia Treasury Bond 6 .375 04/15/32 1,006,020
TOTAL INDONESIA 1,854,673
ISRAEL - 0 .8%
ILS 5,250,000 Israel Government International Bond 5 .500 01/31/42 1,910,257
ILS 3,200,000 Israel Government International Bond 3 .750 03/31/47 931,153
TOTAL ISRAEL 2,841,410

Consolidated portfolio of investments
International Bond Fund October 31, 2022
36
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ITALY - 1 .8%
EUR 2,575,000 Italy Buoni Poliennali Del Tesoro 1 .250% 12/01/26 $ 2,345,622
EUR 2,625,000 Italy Buoni Poliennali Del Tesoro 0 .950 09/15/27 2,303,005
EUR 2,400,000 g Italy Buoni Poliennali Del Tesoro 0 .950 03/01/37 1,533,910
EUR 950,000 †,g Italy Buoni Poliennali Del Tesoro 1 .700 09/01/51 549,131
TOTAL ITALY 6,731,668
JAPAN - 9 .0%
JPY 13,000,000 Japan Finance Organization for Municipalities 0 .440 08/15/25 88,377
JPY 21,000,000 Japan Finance Organization for Municipalities 0 .320 01/19/26 142,446
JPY 30,000,000 Japan Finance Organization for Municipalities 0 .145 02/16/26 202,343
JPY 14,000,000 Japan Finance Organization for Municipalities 0 .020 05/22/26 93,990
JPY 268,000,000 Japan Government Five Year Bond 0 .005 09/20/26 1,802,454
JPY 322,000,000 Japan Government Ten Year Bond 0 .100 09/20/29 2,153,610
JPY 325,000,000 Japan Government Ten Year Bond 0 .100 12/20/29 2,168,133
JPY 210,000,000 Japan Government Ten Year Bond 0 .100 03/20/30 1,399,968
JPY 425,000,000 Japan Government Ten Year Bond 0 .100 06/20/30 2,824,405
JPY 513,000,000 Japan Government Ten Year Bond 0 .100 09/20/30 3,411,361
JPY 457,700,000 Japan Government Thirty Year Bond 0 .500 09/20/46 2,618,674
JPY 73,000,000 Japan Government Thirty Year Bond 0 .600 09/20/50 403,072
JPY 278,000,000 Japan Government Thirty Year Bond 0 .700 09/20/51 1,563,662
JPY 270,000,000 Japan Government Thirty Year Bond 1 .300 06/20/52 1,770,064
JPY 340,000,000 Japan Government Twenty Year Bond 2 .100 03/20/26 2,457,338
JPY 278,000,000 Japan Government Twenty Year Bond 0 .600 12/20/36 1,860,235
JPY 256,000,000 Japan Government Twenty Year Bond 0 .500 06/20/38 1,648,618
JPY 660,000,000 Japan Government Twenty Year Bond 0 .700 09/20/38 4,394,373
JPY 185,000,000 Japan Government Twenty Year Bond 0 .300 06/20/39 1,131,631
JPY 266,000,000 Japan Government Two Year Bond 0 .005 07/01/24 1,791,495
TOTAL JAPAN 33,926,249
JORDAN - 0 .3%
$ 1,000,000 g Jordan Government International Bond 7 .750 01/15/28 967,260
TOTAL JORDAN 967,260
KENYA - 0 .4%
1,200,000 g Kenya Government International Bond 7 .000 05/22/27 952,232
575,000 g Kenya Government International Bond 6 .300 01/23/34 364,321
TOTAL KENYA 1,316,553
KOREA, REPUBLIC OF - 2 .9%
200,000 Export-Import Bank of Korea 3 .000 11/01/22 200,000
KRW 2,700,000,000 Korea Treasury Bond 2 .875 06/10/24 1,858,019
KRW 1,900,000,000 Korea Treasury Bond 2 .250 06/10/25 1,268,670
KRW 1,200,000,000 Korea Treasury Bond 1 .375 12/10/29 698,952
KRW 7,440,000,000 Korea Treasury Bond 2 .000 06/10/31 4,411,195
KRW 1,175,000,000 Korea Treasury Bond 2 .375 12/10/31 717,073
KRW 1,940,000,000 Korea Treasury Bond 2 .375 09/10/38 1,078,108
KRW 800,000,000 Korea Treasury Bond 1 .875 09/10/41 393,439
KRW 730,000,000 Korea Treasury Bond 2 .500 03/10/52 374,099
TOTAL KOREA, REPUBLIC OF 10,999,555
LEBANON - 0 .0%
1,400,000 †,q,z Lebanon Government International Bond 6 .850 03/23/27 82,992
TOTAL LEBANON 82,992
MALAYSIA - 0 .3%
MYR 5,400,000 Malaysia Government Bond 3 .757 05/22/40 985,936
TOTAL MALAYSIA 985,936
MEXICO - 0 .8%
MXN 30,800,000 Mexican Bonos 5 .750 03/05/26 1,370,594

Consolidated portfolio of investments
International Bond Fund October 31, 2022
37
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
MEXICO—continued
MXN 34,100,000 Mexican Bonos 8 .500% 11/18/38 $ 1,515,411
TOTAL MEXICO 2,886,005
MONGOLIA - 0 .1%
$ 550,000 g Mongolia Government International Bond 4 .450 07/07/31 347,735
TOTAL MONGOLIA 347,735
MOROCCO - 0 .4%
EUR 850,000 g Morocco Government International Bond 1 .375 03/30/26 740,408
EUR 1,100,000 g Morocco Government International Bond 1 .500 11/27/31 723,051
TOTAL MOROCCO 1,463,459
NETHERLANDS - 0 .4%
EUR 550,000 g Netherlands Government International Bond 2 .750 01/15/47 565,634
EUR 2,200,000 †,g Netherlands Government International Bond 0 .000 01/15/52 1,107,164
TOTAL NETHERLANDS 1,672,798
NEW ZEALAND - 0 .9%
NZD 3,720,000 New Zealand Government International Bond 0 .500 05/15/24 2,040,195
NZD 1,000,000 New Zealand Government International Bond 4 .500 04/15/27 587,214
NZD 1,185,000 New Zealand Government International Bond 2 .000 05/15/32 569,813
TOTAL NEW ZEALAND 3,197,222
NIGERIA - 0 .3%
400,000 g Nigeria Government International Bond 6 .500 11/28/27 283,496
925,000 g Nigeria Government International Bond 8 .375 03/24/29 669,239
TOTAL NIGERIA 952,735
NORWAY - 1 .0%
NOK 9,000,000 City of Oslo Norway 2 .050 10/31/24 828,513
NOK 34,375,000 g Norway Government International Bond 2 .000 04/26/28 3,051,601
TOTAL NORWAY 3,880,114
PAKISTAN - 0 .1%
450,000 e,g Pakistan Global Sukuk Programme Co Ltd 7 .950 01/31/29 230,625
1,000,000 g Pakistan Government International Bond 6 .000 04/08/26 325,000
TOTAL PAKISTAN 555,625
PARAGUAY - 0 .2%
925,000 g Paraguay Government International Bond 5 .400 03/30/50 709,215
TOTAL PARAGUAY 709,215
PERU - 0 .3%
PEN 6,201,000 g Peruvian Government International Bond 5 .400 08/12/34 1,184,657
TOTAL PERU 1,184,657
PHILIPPINES - 0 .1%
PHP 13,000,000 Philippine Government International Bond 6 .250 01/14/36 203,540
TOTAL PHILIPPINES 203,540
REPUBLIC OF SERBIA - 0 .8%
EUR 1,700,000 g Serbia Government International Bond 1 .500 06/26/29 1,173,316
EUR 725,000 g Serbia Government International Bond 2 .050 09/23/36 392,131
RSD 120,000,000 Serbia Treasury Bonds 5 .875 02/08/28 935,169
RSD 101,500,000 Serbia Treasury Bonds 4 .500 08/20/32 649,822
TOTAL REPUBLIC OF SERBIA 3,150,438
ROMANIA - 0 .8%
RON 8,150,000 Romanian Government International Bond 4 .000 10/25/23 1,571,504
660,000 g Romanian Government International Bond 3 .000 02/27/27 565,961

Consolidated portfolio of investments
International Bond Fund October 31, 2022
38
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
ROMANIA—continued
EUR 800,000 g Romanian Government International Bond 2 .000% 01/28/32 $ 506,041
EUR 850,000 g Romanian Government International Bond 2 .000 04/14/33 510,323
TOTAL ROMANIA 3,153,829
RWANDA - 0 .5%
$ 2,450,000 g Rwanda International Government Bond 5 .500 08/09/31 1,805,875
TOTAL RWANDA 1,805,875
SENEGAL - 0 .3%
EUR 1,000,000 g Senegal Government International Bond 4 .750 03/13/28 806,288
EUR 825,000 g Senegal Government International Bond 5 .375 06/08/37 496,101
TOTAL SENEGAL 1,302,389
SINGAPORE - 0 .8%
SGD 1,300,000 Singapore Government Bond 3 .500 03/01/27 928,552
SGD 3,525,000 Singapore Government Bond 1 .625 07/01/31 2,153,806
TOTAL SINGAPORE 3,082,358
SOUTH AFRICA - 0 .7%
475,000 Republic of South Africa Government International
Bond
5 .875 04/20/32 405,864
ZAR 20,900,000 Republic of South Africa Government International
Bond
8 .875 02/28/35 926,274
500,000 Republic of South Africa Government International
Bond
7 .300 04/20/52 391,318
ZAR 16,500,000 South Africa Government International Bond 7 .000 02/28/31 695,049
ZAR 7,800,000 South Africa Government International Bond 8 .750 01/31/44 321,951
TOTAL SOUTH AFRICA 2,740,456
SPAIN - 2 .6%
EUR 4,600,000 g Spain Government International Bond 2 .750 10/31/24 4,595,354
EUR 1,095,000 g Spain Government International Bond 1 .400 07/30/28 1,005,614
EUR 1,875,000 g Spain Government International Bond 0 .600 10/31/29 1,592,050
EUR 1,250,000 g Spain Government International Bond 0 .100 04/30/31 968,330
EUR 2,650,000 g Spain Government International Bond 1 .200 10/31/40 1,787,827
TOTAL SPAIN 9,949,175
SUPRANATIONAL - 1 .8%
GBP 695,000 African Development Bank 0 .500 06/22/26 700,749
INR 52,500,000 Asian Development Bank 6 .200 10/06/26 603,090
INR 41,700,000 Asian Infrastructure Investment Bank 6 .000 12/08/31 445,454
1,250,000 g Banque Ouest Africaine de Developpement 4 .700 10/22/31 941,646
EUR 650,000 g Banque Ouest Africaine de Developpement 2 .750 01/22/33 446,418
AUD 2,150,000 Inter-American Development Bank 4 .750 08/27/24 1,389,004
CAD 1,600,000 International Bank for Reconstruction & Development 1 .900 01/16/25 1,119,783
GBP 700,000 International Finance Corp 0 .250 12/15/25 716,818
GBP 400,000 z International Finance Facility for Immunisation Co 2 .750 06/07/25 441,319
TOTAL SUPRANATIONAL 6,804,281
THAILAND - 0 .7%
THB 30,000,000 Thailand Government International Bond 1 .450 12/17/24 779,980
THB 27,700,000 Thailand Government International Bond 2 .875 12/17/28 726,813
THB 27,500,000 Thailand Government International Bond 3 .300 06/17/38 672,179
THB 29,000,000 Thailand Government International Bond 2 .000 06/17/42 554,399
TOTAL THAILAND 2,733,371
UKRAINE - 0 .1%
EUR 1,000,000 g Ukraine Government International Bond 6 .750 06/20/28 142,061
EUR 425,000 g Ukraine Government International Bond 4 .375 01/27/32 61,534
TOTAL UKRAINE 203,595

Consolidated portfolio of investments
International Bond Fund October 31, 2022
39
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED ARAB EMIRATES - 0 .0%
$ 250,000 †,z Emirate of Dubai Government International Bonds 3 .900% 09/09/50 $ 162,345
TOTAL UNITED ARAB EMIRATES 162,345
UNITED KINGDOM - 2 .5%
GBP 1,130,000 United Kingdom Gilt 0 .250 01/31/25 1,203,690
GBP 900,000 United Kingdom Gilt 1 .625 10/22/28 922,040
GBP 650,000 United Kingdom Gilt 0 .500 01/31/29 612,924
GBP 450,000 United Kingdom Gilt 0 .250 07/31/31 387,793
GBP 3,350,000 United Kingdom Gilt 1 .750 09/07/37 2,921,673
GBP 1,450,000 United Kingdom Gilt 1 .250 10/22/41 1,092,310
GBP 900,000 United Kingdom Gilt 0 .875 01/31/46 571,449
GBP 2,760,000 United Kingdom Gilt 0 .625 10/22/50 1,515,450
TOTAL UNITED KINGDOM 9,227,329
UNITED STATES - 0 .8%
3,133,787 g,i Freddie Mac STACR REMIC Trust 4 .647 01/25/34 3,050,910
TOTAL UNITED STATES 3,050,910
URUGUAY - 0 .3%
UYU 21,800,000 g Uruguay Government International Bond 8 .500 03/15/28 473,537
UYU 40,600,000 Uruguay Government International Bond 8 .250 05/21/31 827,376
TOTAL URUGUAY 1,300,913
UZBEKISTAN - 0 .2%
UZS 7,600,000,000 g Republic of Uzbekistan International Bond 14 .000 07/19/24 660,290
TOTAL UZBEKISTAN 660,290
TOTAL GOVERNMENT BONDS 234,105,948
(Cost $307,513,529)
STRUCTURED ASSETS - 4 .9%
IRELAND - 2 .0%
1,035,732 g,i Atom Mortgage Securities DAC SONIA Interest Rate Benchmark
+ 1.900%
4 .698 07/22/31 1,029,284
Series - 2021 1A (Class D)
1,227,845 g,i Bruegel 2021 DAC EURIBOR 3 M + 2.470% 2 .861 05/22/31 1,142,151
Series - 2021 1A (Class D)
1,900,000 g,i Frost CMBS DAC SONIA Interest Rate Benchmark
+ 2.900%
5 .838 11/20/33 1,990,449
Series - 2021 1A (Class GBD)
895,985 g,i Last Mile Logistics Pan Euro Finance DAC EURIBOR 3 M + 2.700% 1 .000 08/17/33 796,397
Series - 2021 1A (Class E)
1,079,778 g,i Last Mile Securities PE 2021 DAC EURIBOR 3 M + 2.350% 2 .689 08/17/31 951,803
Series - 2021 1A (Class D)
347,448 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.300%
3 .259 05/17/31 379,839
Series - 2021 UK1A (Class B)
1,035,395 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 1.650%
3 .609 05/17/31 1,119,112
Series - 2021 UK1A (Class C)
297,813 g,i Taurus UK DAC SONIA Interest Rate Benchmark
+ 2.600%
4 .559 05/17/31 320,767
Series - 2021 UK1A (Class D)
TOTAL IRELAND 7,729,802
ITALY - 0 .2%
893,385 g,i Cassia SRL EURIBOR 3 M + 3.500% 5 .321 05/22/34 815,000
Series - 2022 1A (Class B)
TOTAL ITALY 815,000

Consolidated portfolio of investments
International Bond Fund October 31, 2022
40
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
continued
PRINCIPAL ISSUER
REFERENCE
RATE & SPREAD RATE
MATURITY
DATE VALUE
UNITED STATES - 2 .7%
$ 2,000,000 g,i Alen Mortgage Trust LIBOR 1 M + 2.250% 5 .662% 04/15/34 $ 1,855,082
Series - 2021 ACEN (Class C)
1,500,000 Carvana Auto Receivables Trust 1 .270 03/10/28 1,401,007
Series - 2021 N2 (Class D)
1,500,000 i COMM Mortgage Trust 4 .434 08/10/48 1,352,119
Series - 2015 CR24 (Class C)
683,163 g Diamond Resorts Owner Trust 2 .700 11/21/33 619,926
Series - 2021 1A (Class C)
1,500,000 g,i ELP Commercial Mortgage Trust LIBOR 1 M + 2.667% 6 .080 11/15/38 1,354,604
Series - 2021 ELP (Class F)
305,710 g MVW LLC 1 .940 01/22/41 269,567
Series - 2021 1WA (Class C)
1,000,000 g,i NCMF Trust 6 .711 03/15/39 955,490
Series - 2022 MFP (Class D)
500,000 g Oportun Issuance Trust 1 .960 05/08/31 430,789
Series - 2021 B (Class B)
500,000 g Oportun Issuance Trust 3 .650 05/08/31 412,890
Series - 2021 B (Class C)
1,250,000 g Purchasing Power Funding LLC 4 .370 10/15/25 1,178,356
Series - 2021 A (Class D)
TOTAL UNITED STATES 9,829,830
TOTAL STRUCTURED ASSETS 18,374,632
(Cost $21,441,452)
TOTAL BONDS 332,919,078
(Cost $434,993,299)
REFERENCERATE & SPREAD
SHORT-TERM INVESTMENTS - 5.6%
REPURCHASE AGREEMENT - 3 .8%
14,220,000 r Fixed Income Clearing Corp (FICC) 3 .030 11/01/22 14,220,000
TOTAL REPURCHASE AGREEMENT 14,220,000
TREASURY DEBT - 1 .7%
JPY 970,000,000 Japan Treasury Discount Bill 0 .000 11/28/22 6,524,146
TOTAL TREASURY DEBT 6,524,146
SHARES COMPANY
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0 .1%
180,062 c State Street Navigator Securities Lending Government
Money Market Portfolio
3 .120 180,062
TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES 180,062
TOTAL SHORT-TERM INVESTMENTS 20,924,208
(Cost $21,392,489)
TOTAL INVESTMENTS - 94.5% 355,485,176
(Cost $458,076,780)
OTHER ASSETS & LIABILITIES, NET - 5.5% 20,562,730
NET ASSETS - 100.0% $ 376,047,906

Consolidated portfolio of investments
International Bond Fund October 31, 2022
41
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
See notes to financial statements
continued
Principal denominated in U.S. Dollars, unless otherwise noted.
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CNY Chinese Yuan
DOP Dominican Republic Peso
EGP Egyptian Pound
EUR Euro
EURIBOR EURO Interbank Offer Rate
GBP Pound Sterling
HUF Hungary Forint
IDR Indonesian Rupiah
ILS Israeli New Shekel
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
LIBOR London Interbank Offered Rate
M Month
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
PHP Philippines Peso
REMIC Real Estate Mortgage Investment Conduit
RON Romanian Leu
RSD Serbian Dinar
SGD Singapore Dollar
SOFR Secure Overnight Financing Rate
SONIA Sterling Overnight Interbank Average Rate
THB Thai Baht
UGX Ugandan Shilling
UYU Uruguayan Peso
UZS Uzbekistani Som
ZAR South African Rand
†
For fair value measurement disclosure purposes, investment classified as Level 3.
‡
Perpetual security
c
Investments made with cash collateral received from securities on loan.
e
All or a portion of these securities are out on loan. The aggregate value of securities on loan is $228,063.
g Security is exempt from registration under Rule 144(A) of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
i Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
o
Payment in Kind Bond
q
In default
r Agreement with Fixed Income Clearing Corp (FICC), 3.030% dated 10/31/22 to be repurchased at $14,220,000 on 11/1/22, collateralized by Government Agency
Securities, with coupon rate 2.000% and maturity date 2/15/25, valued at $14,504,484.
y
All or a portion of this security is owned by TIAA-CREF International Bond Taxable Offshore Limited which is a 100% owned subsidiary of the fund.
z
All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Consolidated portfolio of investments
International Bond Fund October 31, 2022
42
2022 Annual Report TIAA-CREF International Fixed-Income Funds
See notes to financial statements
concluded
Forward foreign currency contracts outstanding as of October 31, 2022 were as follows:
Currency
to be
purchased Receive
Currency to
be sold Deliver Counterparty Settlement date
Unrealized
appreciation
(depreciation)
$ 3,134,330 NZD 5,362,183 Australia and New Zealand Banking Group 01/31/23   $ 12,241
$ 257,781 GBP 222,009 Bank of America 01/31/23   $ 1,393
$ 594,523 PEN 2,392,954 Citibank N.A. 02/02/23   $ (514)
JPY 280,708 $ 1,917 Citibank N.A. 11/28/22 (24)
JPY 960,237,449 $ 6,627,239 Citibank N.A. 01/31/23 (89,901)
KRW 927,551,741 $ 647,049 Citibank N.A. 12/02/22 2,950
Total   $ (87,489)
$ 800,877 RON 3,965,566 Goldman Sachs 01/31/23   $ 10,013
$ 117,786,357 EUR 116,844,903 Morgan Stanley 01/31/23   $ 1,433,172
$ 513,418 HUF 219,293,922 Morgan Stanley 11/02/22 (15,600)
$ 517,976 HUF 218,031,531 Morgan Stanley 01/31/23 5,921
$ 1,462,459 ILS 5,087,163 Morgan Stanley 01/31/23 10,901
$ 7,078,529 JPY 970,280,708 Morgan Stanley 11/28/22 532,871
$ 3,952,507 NOK 40,440,760 Morgan Stanley 01/31/23 50,108
$ 1,366,639 THB 51,124,725 Morgan Stanley 01/31/23 11,803
$ 503,962 ZAR 9,092,982 Morgan Stanley 01/31/23 12,300
Total   $ 2,041,476
$ 13,013,965 CAD 17,599,956 Standard Chartered Bank 01/31/23   $ 78,813
EUR 243,550 $ 242,574 Standard Chartered Bank 01/31/23 (49)
Total   $ 78,764
$ 8,603,854 AUD 13,195,022 Toronto Dominion Bank 01/31/23   $ 137,031
$ 38,694,251 CNY 279,132,928 Toronto Dominion Bank 02/02/23 295,084
$ 24,323,507 GBP 20,956,767 Toronto Dominion Bank 01/31/23 215,481
$ 41,082,563 JPY 5,959,372,979 Toronto Dominion Bank 01/31/23 510,899
$ 12,227,891 KRW 16,264,439,862 Toronto Dominion Bank 12/02/22 830,283
GBP 495,335 $ 574,302 Toronto Dominion Bank 01/31/23 (4,485)
Total   $ 1,984,293
Total   $ 4,040,691
AUD Australian Dollar
CAD Canadian Dollar
CNY Chinese Yuan
EUR Euro
GBP Pound Sterling
HUF Hungary Forint
ILS Israeli New Shekel
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
NZD New Zealand Dollar
PEN Peruvian Sol
RON Romanian Leu
THB Thai Baht
ZAR South African Rand

43
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
TIAA-CREF Funds October 31, 2022
Statements of assets and liabilities
See notes to financial statements
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
ASSETS
Portfolio investments, at value
*†
$ 515,668,141 $ 355,485,175
Cash 1,115 –
Cash - foreign
^
163,220 1,363,508
Receivable from securities transactions – 266,994
Receivable from Fund shares sold 1,387,128 12,692,335
Dividends and interest receivable 8,933,831 3,363,345
Due from affiliates 217,203 252,756
Unrealized appreciation on forward foreign currency contracts – 4,151,264
Other 12,144 7,279
Total assets 526,382,782 377,582,656
LIABILITIES
Management fees payable 237,040 156,925
Service agreement fees payable 6,299 1,026
Distribution fees payable 2,048 336
Due to affiliates 7,652 648
Overdraft payable – 934,767
Payable for collateral for securities loaned 16,938,710 180,062
Payable for securities transactions 524,892 6,560
Payable for Fund shares redeemed 1,706,387 6,173
Payable for trustee compensation 10,901 6,658
Unrealized depreciation on forward foreign currency contracts – 110,573
Accrued expenses and other payables 105,236 131,022
Total liabilities 19,539,165 1,534,750
NET ASSETS $ 506,843,617 $ 376,047,906
NET ASSETS CONSIST OF:
Paid-in-capital $ 674,715,466 $ 477,677,088
Total distributable earnings (loss) (167,871,849) (101,629,182)
NET ASSETS $ 506,843,617 $ 376,047,906
INSTITUTIONAL CLASS:
Net assets $ 35,532,714 $ 629,924
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 4,838,522 79,175
Net asset value per share $ 7 .34 $ 7 .96
ADVISOR CLASS:
Net assets $ 17,890,492 $ 105,825
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 2,429,565 13,283
Net asset value per share $ 7 .36 $ 7 .97
PREMIER CLASS:
Net assets $ 186,712 $ 82,383
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 25,434 10,285
Net asset value per share $ 7 .34 $ 8 .01
RETIREMENT CLASS:
Net assets $ 13,771,043 $ 4,434,852
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 1,876,811 557,786
Net asset value per share $ 7 .34 $ 7 .95
RETAIL CLASS:
Net assets $ 8,721,943 $ 1,448,048
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 1,187,658 181,993
Net asset value per share $ 7 .34 $ 7 .96
CLASS W:
Net assets $ 430,740,713 $ 369,346,874
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value) 58,649,239 46,394,170
Net asset value per share $ 7 .34 $ 7 .96
§
Consolidated statement of assets and liabilities (see Note 2)
*
Includes securities loaned of $ 17,857,738 $ 228,063
†
Portfolio investments, cost $ 675,235,878 $ 458,076,780
^
Foreign cash, cost $ 189,237 $ 1,596,192

44
2022 Annual Report TIAA-CREF International Fixed-Income Funds
TIAA-CREF Funds For the year ended October 31, 2022
Statements of operations
See notes to financial statements
6.1
Emerging Markets Debt
Fund
6.2
International Bond
Fund
§
INVESTMENT INCOME
Interest* $ 36,701,604 $ 11,973,339
Total income 36,701,604 11,973,339
EXPENSES
Management fees 3,041,975 2,297,494
Shareholder servicing — Institutional Class 1,177 40
Shareholder servicing — Advisor Class 13,766 274
Shareholder servicing — Premier Class 28 18
Shareholder servicing — Retirement Class 41,284 12,982
Shareholder servicing — Retail Class 8,692 3,975
Shareholder servicing — Class W 758 2,382
Distribution fees — Premier Class 329 140
Distribution fees — Retail Class 33,465 4,102
Administrative service fees 84,800 83,738
Trustee fees and expenses 6,764 5,758
Other expenses 280,276 409,433
Total expenses 3,513,314 2,820,336
Less: Expenses reimbursed by the investment adviser (2,831,628) (2,741,138)
Less: Fee waiver by investment adviser and Nuveen Securities – (808)
Net expenses 681,686 78,390
Net investment income (loss) 36,019,918 11,894,949
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments (12,373,446) (12,540,697)
Forward foreign currency contracts (132,753) 54,067,682
Foreign currency transactions (1,615,218) (12,714,785)
Net realized gain (loss) on total investments (14,121,417) 28,812,200
Change in unrealized appreciation (depreciation) on:
Portfolio investments
‡
(155,307,966) (103,769,183)
Forward foreign currency contracts 71,594 2,821,118
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies (24,769) (384,237)
Net change in unrealized appreciation (depreciation) on total investments (155,261,141) (101,332,302)
Net realized and unrealized gain (loss) on total investments (169,382,558) (72,520,102)
Net increase (decrease) in net assets from operations $ (133,362,640) $ (60,625,153)
§
Consolidated statement of operations (see Note 2)
*   Net of foreign withholding taxes of $ 106,005 $ 159,736
‡
Includes net change in unrealized foreign capital gains taxes $ 16,863 $ –

45
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
TIAA-CREF Funds For the year ended
Statements of changes in net assets
See notes to financial statements
6.1
Emerging Markets Debt Fund
6.2
International Bond Fund
§
October 31, 2022 October 31, 2021 October 31, 2022 October 31, 2021
OPERATIONS
Net investment income (loss) $ 36,019,918 $ 32,955,966 $ 11,894,949 $ 10,299,909
Net realized gain (loss) on total investments (14,121,417) 3,627,198 28,812,200 8,999,332
Net change in unrealized appreciation (depreciation) on total investments (155,261,141) 14,337,165 (101,332,302) (18,656,563)
Net increase (decrease) in net assets from operations (133,362,640) 50,920,329 (60,625,153) 642,678
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Institutional Class
Institutional Class (2,562,552) (2,801,324) (58,285) (24,626)
Advisor Class
Advisor Class (980,991) (885,555) (24,223) (3,221)
Premier Class
Premier Class (12,046) (17,541) (7,463) (2,701)
Retirement Class
Retirement Class (899,765) (828,970) (397,067) (212,350)
Retail Class
Retail Class (760,240) (798,780) (126,081) (45,719)
Class W
Class W (28,691,134) (25,831,466) (41,868,656) (14,770,167)
Total distributions (33,906,728) (31,163,636) (42,481,775) (15,058,784)
SHAREHOLDER TRANSACTIONS
Subscriptions: Institutional Class 24,070,494 39,940,984 108,013 132,566
Advisor Class
Advisor Class 13,453,882 8,024,249 2,222,292 938
Premier Class
Premier Class 654 950,351 – –
Retirement Class
Retirement Class 2,442,759 5,143,604 663,466 924,606
Retail Class
Retail Class 28,247,943 38,414,089 136,282 335,439
Class W
Class W 182,749,480 121,940,374 98,208,491 167,042,654
Reinvestments of distributions: Institutional Class 2,488,331 2,769,318 57,534 24,347
Advisor Class
Advisor Class 974,329 879,601 15,563 14
Premier Class
Premier Class 193 6,876 – –
Retirement Class
Retirement Class 899,292 828,550 396,274 212,062
Retail Class
Retail Class 749,791 794,022 124,685 45,120
Class W
Class W – – 4,061,058 4,197,582
Redemptions: Institutional Class (54,216,258) (13,465,364) (102,231) (279,803)
Advisor Class
Advisor Class (10,450,767) (10,865,753) (2,169,777) (12,513)
Premier Class
Premier Class – (950,080) – –
Retirement Class
Retirement Class (3,715,544) (5,145,963) (1,188,367) (3,254,737)
Retail Class
Retail Class (32,186,716) (44,010,220) (186,770) (430,222)
Class W
Class W (83,967,139) (142,352,264) (148,162,366) (68,365,571)
Net increase (decrease) from shareholder transactions 71,540,724 2,902,374 (45,815,853) 100,572,482
Net increase (decrease) in net assets (95,728,644) 22,659,067 (148,922,781) 86,156,376
NET ASSETS
Beginning of period 602,572,261 579,913,194 524,970,687 438,814,311
End of period $ 506,843,617 $ 602,572,261 $ 376,047,906 $ 524,970,687
CHANGE IN FUND SHARES
Shares sold: Institutional Class 2,769,736 3,936,543 10,579 13,055
Advisor Class
Advisor Class 1,650,967 790,673 248,625 94
Premier Class
Premier Class 69 95,130 – –
Retirement Class
Retirement Class 269,859 506,475 70,321 90,898
Retail Class
Retail Class 3,356,330 3,803,134 15,027 33,021
Class W
Class W 21,570,782 12,072,225 10,945,962 16,475,567
Shares reinvested: Institutional Class 289,085 273,789 6,699 2,398
Advisor Class
Advisor Class 114,535 86,744 1,937 1
Premier Class
Premier Class 23 694 – –
Retirement Class
Retirement Class 105,150 81,938 46,285 20,913
Retail Class
Retail Class 85,814 78,796 14,628 4,445
Class W
Class W – – 414,817 413,555
Shares redeemed: Institutional Class (5,982,255) (1,345,820) (11,751) (28,009)
Advisor Class
Advisor Class (1,262,730) (1,070,239) (249,055) (1,217)
Premier Class
Premier Class – (95,775) – –
Retirement Class
Retirement Class (425,603) (511,433) (132,140) (325,540)
Retail Class
Retail Class (3,829,112) (4,364,829) (22,354) (42,835)
Class W
Class W (10,092,773) (14,038,199) (16,672,825) (6,755,942)
Net increase (decrease) from shareholder transactions 8,619,877 299,846 (5,313,245) 9,900,404
§
Consolidated statement of changes in net assets (see Note 2)

TIAA-CREF Funds
Financial highlights
See notes to financial statements
46
2022 Annual Report TIAA-CREF International Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
6.1
EMERGING MARKETS DEBT FUND
Institutional Class: 10/31/22 $ 9 .97 $ 0 .52 $ ( 2 .66 ) $ ( 2 .14 ) $ ( 0 .49 ) $ — $ ( 0 .49 ) $ 7 .34
10/31/21 9 .65 0 .47 0 .29 0 .76 ( 0 .44 ) — ( 0 .44 ) 9 .97
10/31/20 10 .10 0 .50 ( 0 .48 ) 0 .02 ( 0 .47 ) — ( 0 .47 ) 9 .65
10/31/19 9 .18 0 .58 0 .85 1 .43 ( 0 .51 ) — ( 0 .51 ) 10 .10
10/31/18 10 .47 0 .58 ( 1 .13 ) ( 0 .55 ) ( 0 .53 ) ( 0 .21 ) ( 0 .74 ) 9 .18
Advisor Class: 10/31/22 10 .00 0 .51 ( 2 .67 ) ( 2 .16 ) ( 0 .48 ) — ( 0 .48 ) 7 .36
10/31/21 9 .67 0 .46 0 .30 0 .76 ( 0 .43 ) — ( 0 .43 ) 10 .00
10/31/20 10 .13 0 .51 ( 0 .51 ) 0 .00
d
( 0 .46 ) — ( 0 .46 ) 9 .67
10/31/19 9 .20 0 .57 0 .87 1 .44 ( 0 .51 ) — ( 0 .51 ) 10 .13
10/31/18 10 .48 0 .59 ( 1 .14 ) ( 0 .55 ) ( 0 .52 ) ( 0 .21 ) ( 0 .73 ) 9 .20
Premier Class: 10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .65 0 .47 0 .28 0 .75 ( 0 .43 ) — ( 0 .43 ) 9 .97
10/31/20 10 .09 0 .51 ( 0 .50 ) 0 .01 ( 0 .45 ) — ( 0 .45 ) 9 .65
10/31/19 9 .17 0 .57 0 .85 1 .42 ( 0 .50 ) — ( 0 .50 ) 10 .09
10/31/18 10 .46 0 .55 ( 1 .11 ) ( 0 .56 ) ( 0 .52 ) ( 0 .21 ) ( 0 .73 ) 9 .17
Retirement Class: 10/31/22 9 .97 0 .50 ( 2 .66 ) ( 2 .16 ) ( 0 .47 ) — ( 0 .47 ) 7 .34
10/31/21 9 .64 0 .45 0 .30 0 .75 ( 0 .42 ) — ( 0 .42 ) 9 .97
10/31/20 10 .09 0 .49 ( 0 .50 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .84 1 .40 ( 0 .49 ) — ( 0 .49 ) 10 .09
10/31/18 10 .46 0 .55 ( 1 .11 ) ( 0 .56 ) ( 0 .51 ) ( 0 .21 ) ( 0 .72 ) 9 .18
Retail Class: 10/31/22 9 .97 0 .50 ( 2 .67 ) ( 2 .17 ) ( 0 .46 ) — ( 0 .46 ) 7 .34
10/31/21 9 .64 0 .43 0 .30 0 .73 ( 0 .40 ) — ( 0 .40 ) 9 .97
10/31/20 10 .09 0 .48 ( 0 .49 ) ( 0 .01 ) ( 0 .44 ) — ( 0 .44 ) 9 .64
10/31/19 9 .18 0 .56 0 .83 1 .39 ( 0 .48 ) — ( 0 .48 ) 10 .09
10/31/18 10 .46 0 .55 ( 1 .12 ) ( 0 .57 ) ( 0 .50 ) ( 0 .21 ) ( 0 .71 ) 9 .18
Class W: 10/31/22 9 .98 0 .57 ( 2 .67 ) ( 2 .10 ) ( 0 .54 ) — ( 0 .54 ) 7 .34
10/31/21 9 .65 0 .53 0 .30 0 .83 ( 0 .50 ) — ( 0 .50 ) 9 .98
10/31/20 10 .11 0 .57 ( 0 .50 ) 0 .07 ( 0 .53 ) — ( 0 .53 ) 9 .65
10/31/19 9 .19 0 .65 0 .84 1 .49 ( 0 .57 ) — ( 0 .57 ) 10 .11
10/31/18
†
9 .37 0 .05 ( 0 .23 ) ( 0 .18 ) — — — 9 .19
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.

See notes to financial statements
47
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 22 .07 ) % $ 35,533 0 .62% 0 .62% 5 .93% 37%
7 .90 77,422 0 .61 0 .61 4 .67 57
0 .44 47,256 0 .62 0 .62 5 .22 77
16 .00 40,886 0 .63 0 .63 6 .01 78
( 5 .58 ) 16,835 0 .65 0 .65 5 .82 75
( 22 .17 ) 17,890 0 .69 0 .69 5 .96 37
7 .91 19,272 0 .69 0 .69 4 .55 57
0 .26 20,506 0 .69 0 .69 5 .29 77
16 .00 18,116 0 .71 0 .71 5 .82 78
( 5 .56 ) 2,330 0 .71 0 .71 5 .94 75
( 22 .21 ) 187 0 .78 0 .78 5 .86 37
7 .74 253 0 .80 0 .80 4 .61 57
0 .29 244 0 .78 0 .78 5 .19 77
15 .84 882 0 .79 0 .79 5 .91 78
( 5 .72 ) 1,040 0 .80 0 .80 5 .74 75
( 22 .21 ) 13,771 0 .87 0 .80 5 .84 37
7 .78 19,212 0 .86 0 .82 4 .44 57
0 .18 17,840 0 .87 0 .87 5 .07 77
15 .61 19,204 0 .88 0 .88 5 .79 78
( 5 .73 ) 14,626 0 .90 0 .90 5 .55 75
( 22 .32 ) 8,722 0 .93 0 .93 5 .68 37
7 .61 15,698 0 .94 0 .94 4 .30 57
0 .12 19,832 0 .93 0 .93 5 .01 77
15 .55 22,567 0 .92 0 .92 5 .77 78
( 5 .79 ) 6,326 0 .99 0 .99 5 .63 75
( 21 .65 ) 430,741 0 .62 0.00 6 .64 37
8 .66 470,716 0 .61 0.00 5 .24 57
0 .98 474,236 0 .62 0.00 5 .89 77
16 .72 433,771 0 .63 0.00 6 .68 78
( 1 .92 )
b
401,249 0 .64
c
0.00
c
6 .37
c
75

Financial highlights
TIAA-CREF Funds
See notes to financial statements
48
2022 Annual Report TIAA-CREF International Fixed-Income Funds
Selected per share data
Gain (loss) from investment operations Less distributions from
For the
period
or year
ended
Net asset
value,
beginning
of period
Net
investment
income
(loss)
a
Net realized
and unrealized
gain (loss)
on total
investments
Total gain
(loss) from
investment
operations
Net
investment
income
Net
realized
gains
Total
dividends
and
distributions
Net asset
value,
end of
period
–
INTERNATIONAL BOND FUND
§
Institutional Class: 10/31/22 $ 9 .94 $ 0 .18 $ ( 1 .41 ) $ ( 1 .23 ) $ ( 0 .67 ) $ ( 0 .08 ) $ ( 0 .75 ) $ 7 .96
10/31/21 10 .24 0 .15 ( 0 .17 ) ( 0 .02 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .94
10/31/20 10 .27 0 .14 0 .10 0 .24 ( 0 .27 ) — ( 0 .27 ) 10 .24
10/31/19 9 .71 0 .19 0 .91 1 .10 ( 0 .54 ) — ( 0 .54 ) 10 .27
10/31/18 9 .89 0 .19 ( 0 .18 ) 0 .01 ( 0 .19 ) — ( 0 .19 ) 9 .71
Advisor Class: 10/31/22 9 .92 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 7 .97
10/31/21 10 .23 0 .14 ( 0 .17 ) ( 0 .03 ) ( 0 .18 ) ( 0 .10 ) ( 0 .28 ) 9 .92
10/31/20 10 .27 0 .14 0 .09 0 .23 ( 0 .27 ) — ( 0 .27 ) 10 .23
10/31/19 9 .71 0 .18 0 .91 1 .09 ( 0 .53 ) — ( 0 .53 ) 10 .27
10/31/18 9 .90 0 .18 ( 0 .18 ) 0 .00
d
( 0 .19 ) — ( 0 .19 ) 9 .71
Premier Class: 10/31/22 9 .99 0 .17 ( 1 .42 ) ( 1 .25 ) ( 0 .65 ) ( 0 .08 ) ( 0 .73 ) 8 .01
10/31/21 10 .29 0 .13 ( 0 .16 ) ( 0 .03 ) ( 0 .17 ) ( 0 .10 ) ( 0 .27 ) 9 .99
10/31/20 10 .34 0 .13 0 .08 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .29
10/31/19 9 .77 0 .17 0 .92 1 .09 ( 0 .52 ) — ( 0 .52 ) 10 .34
10/31/18 9 .89 0 .17 ( 0 .17 ) 0 .00
d
( 0 .12 ) — ( 0 .12 ) 9 .77
Retirement Class: 10/31/22 9 .91 0 .16 ( 1 .41 ) ( 1 .25 ) ( 0 .63 ) ( 0 .08 ) ( 0 .71 ) 7 .95
10/31/21 10 .22 0 .12 ( 0 .17 ) ( 0 .05 ) ( 0 .16 ) ( 0 .10 ) ( 0 .26 ) 9 .91
10/31/20 10 .27 0 .12 0 .09 0 .21 ( 0 .26 ) — ( 0 .26 ) 10 .22
10/31/19 9 .71 0 .16 0 .91 1 .07 ( 0 .51 ) — ( 0 .51 ) 10 .27
10/31/18 9 .88 0 .16 ( 0 .18 ) ( 0 .02 ) ( 0 .15 ) — ( 0 .15 ) 9 .71
Retail Class: 10/31/22 9 .91 0 .15 ( 1 .41 ) ( 1 .26 ) ( 0 .61 ) ( 0 .08 ) ( 0 .69 ) 7 .96
10/31/21 10 .22 0 .11 ( 0 .17 ) ( 0 .06 ) ( 0 .15 ) ( 0 .10 ) ( 0 .25 ) 9 .91
10/31/20 10 .28 0 .11 0 .09 0 .20 ( 0 .26 ) — ( 0 .26 ) 10 .22
10/31/19 9 .71 0 .15 0 .92 1 .07 ( 0 .50 ) — ( 0 .50 ) 10 .28
10/31/18 9 .88 0 .15 ( 0 .18 ) ( 0 .03 ) ( 0 .14 ) — ( 0 .14 ) 9 .71
Class W: 10/31/22 9 .99 0 .24 ( 1 .42 ) ( 1 .18 ) ( 0 .77 ) ( 0 .08 ) ( 0 .85 ) 7 .96
10/31/21 10 .29 0 .21 ( 0 .17 ) 0 .04 ( 0 .24 ) ( 0 .10 ) ( 0 .34 ) 9 .99
10/31/20 10 .28 0 .21 0 .08 0 .29 ( 0 .28 ) — ( 0 .28 ) 10 .29
10/31/19 9 .71 0 .25 0 .92 1 .17 ( 0 .60 ) — ( 0 .60 ) 10 .28
10/31/18
†
9 .74 0 .02 ( 0 .05 ) ( 0 .03 ) — — — 9 .71
§
Consolidated financial highlights (see Note 2)
†
Class W commenced operations on September 28, 2018.
a
Based on average shares outstanding.
b
The percentages shown for this period are not annualized.
c
The percentages shown for this period are annualized.
d
Amount represents less than $0.01 per share.

See notes to financial statements
49
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
concluded
Ratios and supplemental data
Ratios to average net assets
Total
return
Net assets at
end of period
(in thousands)
Gross
expenses
Net
expenses
Net
investment
income (loss)
Portfolio
turnover
rate
( 12 .72 ) % $ 630 0 .61% 0 .59% 2 .03% 39%
( 0 .26 ) 732 0 .60 0 .60 1 .46 37
2 .39 883 0 .62 0 .60 1 .43 50
11 .63 717 0 .67 0 .62 1 .87 51
0 .07 487 0 .70 0 .65 1 .87 62
( 12 .61 ) 106 0 .69 0 .67 2 .10 39
( 0 .39 ) 117 0 .68 0 .68 1 .38 37
2 .30 132 0 .64 0 .62 1 .42 50
11 .60 106 0 .70 0 .65 1 .85 51
( 0 .06 ) 102 0 .71 0 .66 1 .83 62
( 12 .89 ) 82 0 .78 0 .75 1 .86 39
( 0 .42 ) 103 0 .80 0 .75 1 .31 37
2 .14 106 0 .80 0 .77 1 .28 50
11 .48 106 0 .83 0 .79 1 .71 51
( 0 .04 ) 100 0 .86 0 .80 1 .69 62
( 12 .97 ) 4,435 0 .86 0 .84 1 .77 39
( 0 .58 ) 5,682 0 .84 0 .84 1 .21 37
2 .13 8,041 0 .87 0 .85 1 .18 50
11 .36 5,903 0 .91 0 .87 1 .62 51
( 0 .18 ) 4,326 0 .95 0 .90 1 .61 62
( 13 .01 ) 1,448 1 .10 0 .94 1 .68 39
( 0 .68 ) 1,731 1 .49 0 .94 1 .12 37
1 .98 1,840 1 .09 0 .96 1 .08 50
11 .36 1,297 1 .17 0 .99 1 .50 51
( 0 .36 ) 1,077 1 .13 1 .00 1 .50 62
( 12 .23 ) 369,347 0 .61 0.00 2 .60 39
0 .29 516,606 0 .59 0.00 2 .07 37
2 .95 427,813 0 .62 0.00 2 .05 50
12 .44 404,046 0 .66 0.00 2 .49 51
( 0 .31 )
b
336,319 0 .67
c
0.00
c
2 .98
c
62

TIAA-CREF Funds
50
2022 Annual Report TIAA-CREF International Fixed-Income Funds
Notes to financial statements
Note 1—organization
TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”).
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Funds offer six share classes: Institutional Class, Advisor Class, Premier Class, Retirement Class, Retail Class and Class W
shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
Note 2—significant accounting policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The  Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The  net asset value  (“NAV”) for financial reporting purposes may differ from the  NAV for processing transactions.
The  NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the  NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds .
Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass operations and allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund.
Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.
Distributions to shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Foreign currency transactions and translation: The books and records of the Funds are maintained in U.S. dollars. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollars at the end of each day. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized foreign currency gains and losses resulting from changes in exchange rates associated with (i) foreign currency,
(ii) investments and (iii) derivatives include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amounts actually received and are recognized as a component of “Net realized gain (loss) on total investments”
on the Statements of operations, when applicable.
The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with (i) investments and (ii) other assets and liabilities are recognized as a component of “Net change in unrealized appreciation (depreciation) of total investments” on the Statements of operations, when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with investments in derivatives are recognized as a component of the respective derivative’s related “Net change in unrealized appreciation (depreciation) on total investments” on the Statements of operations, when applicable.
Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

51
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
continued
Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying
Statements of assets and liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the
Statements of operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.
Other matters: The outbreak of the novel coronavirus (“COVID-19”) and subsequent global pandemic began significantly impacting the U.S. and global financial markets and economies during the calendar quarter ended March 31, 2020. The worldwide spread of COVID-19 has created significant uncertainty in the global economy. The duration and extent of COVID-19 over the long term cannot be reasonably estimated at this time. The ultimate impact of COVID-19 and the extent to which COVID-19 impacts the Funds’
normal course of business, results of operations, investments, and cash flows will depend on future developments, which are highly uncertain and difficult to predict. Management continues to monitor and evaluate this situation.
Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund
Offshore Limited (the “Regulation S Subsidiary”) and the TIAA-CREF International Bond Fund Taxable Offshore Limited (the “TEFRA
Bond Subsidiary”). Both the Regulation S Subsidiary and TEFRA Bond Subsidiary (the “Subsidiaries”) are wholly owned subsidiaries of the International Bond Fund organized under the laws of the Cayman Islands. The Regulation S Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the SEC pursuant to
Regulation S under the Securities Act of 1933, as amended. The TEFRA Bond Subsidiary commenced operations on September 1,
2022 and is intended to provide the Fund with exposure to TEFRA fixed income securities. TEFRA securities are securities that are sold subject to selling restrictions generally designed to restrict the purchase of such bonds to non-U.S. persons (as defined for applicable U.S. federal income tax purposes). Both Subsidiaries are advised by the Adviser and have the same investment objective as the Fund (except that the Regulation S Subsidiary may invest without limitation in Regulation S securities and the TEFRA Bond
Subsidiary may invest without limitation in TEFRA bonds). All inter-company transactions and balances have been eliminated.
Select financial information related to the Subsidiary is as follows:
New accounting pronouncement: In March 2020, FASB issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate
Reform: Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The main objective of the new guidance is to provide relief to companies that will be impacted by the expected change in benchmark interest rates, when participating banks will no longer be required to submit London Interbank Offered Rate (LIBOR) quotes by the UK Financial Conduct Authority (FCA). The new guidance allows companies to, provided the only changes to existing contracts are a change to an approved benchmark interest rate, account for modifications as a continuance of the existing contract without additional analysis. For new and existing contracts, the Funds may elect to apply the amendments as of March 12, 2020 through December 31, 2022. Management has not yet elected to apply the amendments, is continuously evaluating the potential effect a discontinuation of LIBOR could have on the Funds’
investments and has currently determined that it is unlikely the ASU’s adoption will have a significant impact on the Funds' financial statements and various filings.
New accounting pronouncement:  In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value
Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual sale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance.
Management is currently assessing the impact of these provisions on the Funds' financial statements.
Regulation S Subsidiary TEFRA Bond Subsidiary
Total market value of investments $27,700,617 $238,816
Net assets 27,956,881 405,688
Net investment income (loss) 584,363 (48,457)
Net realized gain (loss) (1,984,757) (9,329)
Net change in unrealized appreciation (depreciation) (11,373,702) 5,384
% of Fund's consolidated net assets 7% 0%

Notes to financial statements
52
2022 Annual Report TIAA-CREF International Fixed-Income Funds
continued
New rule issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
Note 3—valuation of investments
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to the review and oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Debt securities: Prices of fixed-income securities are provided by independent pricing services (“pricing services”) approved by the
Adviser, which is subject to review by the Adviser and oversight of the Board. Pricing services establish a security’s fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant.
In pricing certain securities, particularly less liquid and lower quality securities, pricing services may consider information about a security, its issuer or market activity provided by the Adviser. These securities are generally classified as Level 2.
Exchange-traded equity securities, common and preferred stock: Equity securities and exchange-traded funds listed or traded on a national market or exchange are valued based on their last reported sales price or official closing price of such market or exchange on the valuation date. Foreign equity securities and registered investment companies that trade on a foreign exchange are valued at the last reported sales price or official closing price on the principal exchange where traded, and converted to U.S. dollars at the prevailing rates of exchange on the valuation date. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds' net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Adviser, subject to the oversight of the Board. To the extent these securities are actively traded and no valuation adjustments are applied, they are generally classified as Level 1. When valuation adjustments are applied to the most recent last sales price or official closing price, these securities are generally classified as Level 2.
Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate which is derived from quotes provided by the pricing service using the procedures approved by the Board and are classified as Level 2.
Repurchase agreements: Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
For any portfolio security or derivative for which market quotations are not readily available or for which the Adviser deems the valuations derived using the valuation procedures described above not to reflect fair value, the Adviser will determine a fair value in good faith using alternative procedures approved by the Adviser, subject to the oversight of the Board. As a general principle, the fair value of a security is the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor’s credit characteristics considered relevant. To the extent the inputs are observable and timely, the values would be classified as Level 2; otherwise they would be classified as Level 3.

53
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
continued
For the year ended October 31, 2022, the Emerging Markets Debt Fund had material transfers from Level 2 to Level 3 as a result of various market related factors. Please refer to the Level 3 reconciliation below.
The following table summarizes the market value of the Funds’ investments as of October 31, 2022, based on the inputs used to value them:
The following table is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in the determining value:
The following table summarizes the significant unobservable inputs used to value Level 3 investments as of October 31, 2022 :
* Single source broker quote.
§
Unobservable inputs were weighted by the relative fair value of the instruments.
Fund Level 1 Level 2 Level 3 Total
Emerging Markets Debt
Bank loan obligations $— $1,785,453 $— $1,785,453
Corporate bonds — 254,354,182 2,112,792 256,466,974
Government bonds — 218,454,379 6,165,253 224,619,632
Structured assets — — 2,501,970 2,501,970
Common stocks 2,474,704 955,698 — 3,430,402
Short-term investments 16,938,710 9,925,000 — 26,863,710
Total $19,413,414 $485,474,712 $10,780,015 $515,668,141
1 1 1 1 1
International Bond
Bank loan obligations $— $1,641,890 $— $1,641,890
Corporate bonds — 79,834,543 603,955 80,438,498
Government bonds — 229,542,612 4,563,336 234,105,948
Structured assets — 18,374,632 — 18,374,632
Short-term investments 180,062 20,744,146 — 20,924,208
Forward foreign currency contracts* — 4,040,691 — 4,040,691
Total $180,062 $354,178,514 $5,167,291 $359,525,867
1 1 1 1 1
* Derivative instruments are not reflected in the market value of portfolio investments.
Fund Investments
Emerging Markets Debt
Balance as of October 31, 2021 $16,627,202
Purchases 3,652,222
Sales (14,603,574)
Gains (losses) (287,733)
Change in unrealized appreciation (depreciation) (703,844)
Transfers out of Level 3 -
Transfers into Level 3 6,095,742
Balance as of October 31, 2022 $10,780,015
International Bond
Balance as of October 31, 2021 $2,482,100
Purchases 2,083,887
Sales (1,416,316)
Gains (losses) (228,154)
Change in unrealized appreciation (depreciation) (235,374)
Transfers out of Level 3 -
Transfers into Level 3 2,481,148
Balance as of October 31, 2022 $5,167,291
Fund Fair value Valuation technique Unobservable input Range (weighted average)
§
Emerging Markets Debt
Corporate bonds 2,112,792 Recent market transaction Discount 67.5%-99.8% (82.9%)
Government bonds 397,919 Broker quote *
Government bonds 5,767,334 Recent market transaction Discount 35.1%-98.8% (59.4%)
Structured assets 2,501,970 Broker quote *
Total $10,780,015
International Bond
Corporate bonds $603,955 Broker quote *
Government bonds 4,563,336 Recent market transaction Discount 35.1%-94.1% (49.3%)
Total $5,167,291

Notes to financial statements
54
2022 Annual Report TIAA-CREF International Fixed-Income Funds
continued
Note 4—investments
Repurchase agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.
Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A
Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral.
The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of assets and liabilities. Non-cash collateral is not disclosed in the Funds’ Statements of assets and liabilities as it is held by the Agent or by a third party bank engaged by the Agent as a special "tri-party" custodian on behalf of the Funds, and the Funds do not have the ability to sell or re-hypothecate those securities.
As of October 31, 2022, securities lending transactions are for equity and fixed income securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the
Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.
As of October 31, 2022, the total value of securities on loan and the total value of collateral received were as follows:
Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-
delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may have extended settlement periods;
interest income is not accrued until settlement date. Any securities so purchased are subject to market fluctuation during this period.
The Funds have segregated securities in their portfolios with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments.
Zero coupon securities: A zero coupon security does not pay a regular interest coupon to its holders during the life of the security.
Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.
Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended
October 31, 2022 were as follows:
Note 5—derivative investments
Each Fund is authorized to invest in certain derivative instruments. As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables.
Aggregate value of securities on loan
Fund
Equity
Securities
Fixed Income
Securities
Cash collateral
received*
Non-cash collateral
received
Total collateral
received
Emerging Markets Debt $67,068 $17,790,670 $16,938,710 $1,704,390 $18,643,100
International Bond – 228,063 180,062 82,106 262,168
*May include cash and investment of cash collateral.
Fund
Non-U.S. government
purchases
U.S. government
purchases
Non-U.S. government
sales
U.S. government
sales
6.1
Emerging Markets Debt $ 272,029,065 $ – $ 195,103,836 $ –
6.2
International Bond 164,884,851 4,414,694 194,825,082 8,767,372

55
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
continued
At October 31, 2022, the following Funds have invested in derivative contracts which are reflected in the Statements of assets and liabilities as follows:
For the year ended October 31, 2022, the effect of derivative contracts on the Funds' Statements of operations was as follows:
Forward foreign currency contracts: Certain Funds may use forward foreign currency contracts ("forward contracts") to hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies in the normal course of pursuing their investment objectives.
A forward contract is an agreement between two parties to purchase or sell a specified quantity of a currency at or before a specified date in the future at a specified price. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. Forward contracts are typically traded in the over-the-counter (“OTC”) markets and all details of the contract are negotiated between the counterparties to the agreement. Forward contracts are marked-to-market daily and any resulting unrealized gains or losses are reflected as appreciation or depreciation on the Statements of assets and liabilities.
The Funds realize gains and losses at the time the forward contracts are closed and are included on the Statement of operations.
Risks may arise upon entering into forward contracts from unanticipated movements in the value of a foreign currency relative to the
U.S. dollar; and that losses may exceed amounts recognized on the Statements of assets and liabilities.
The average notional amount of forward contracts outstanding during the current fiscal period ended October 31, 2022 was as follows:
Note 6—income tax information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, foreign currency transactions, foreign taxes paid, and tax treatment of earnings and profits from the TEFRA Bond
Subsidiary. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Asset Derivatives Liability Derivatives
Derivative Instrument Risk Exposure Location Value Location Value
International Bond Fund
Forward foreign currency contracts Foreign currency
exchange rate
Unrealized appreciation
on forward contracts
$ 4,151,264 Unrealized depreciation
on forward contracts
$ (110,573)
1 1 1 1 1 1 1 1
Derivative Instrument Risk Exposure
Net Realized Gain
(Loss)
Change in Unrealized
Appreciation
(Depreciation)
6.1
Emerging Markets Debt Fund
Forward contracts Foreign currency exchange rate $ (132,753) $ 71,594
6.2
International Bond Fund
Forward contracts Foreign currency exchange rate 54,067,682 2,821,118
Fund Average notional amount of forward contracts outstanding*
6.1
Emerging Markets Debt $ 404,868
6.2
International Bond 321,693,940
* The average notional amount is calculated based on the outstanding notional amount of contracts at the beginning of the current fiscal period and at the end of each fiscal quarter within the current fiscal period.

Notes to financial statements
56
2022 Annual Report TIAA-CREF International Fixed-Income Funds
continued
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
Note 7—investment adviser and other transactions with affiliates
Under the terms of the Investment Management Agreement with respect to each Fund, the Adviser provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with the
Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Each Subsidiary has entered into an investment management agreement with the Adviser. Under these agreements, the Adviser provides the same management services to the Subsidiaries as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiaries for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiaries. The Fund bears all operating expenses of the Regulation S Subsidiary. The TEFRA Bond
Subsidiary bears all of its operating expenses, which the Fund indirectly bears through its investments in the TEFRA Bond Subsidiary.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has contractually agreed to waive and/or reimburse Class W’s shares’ Management fees and Other expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses, trustee expenses and extraordinary expenses) in their entirety. The Adviser expects this waiver and/or reimbursement to remain in effect indefinitely, unless changed or terminated with approval of the Board. The Management fees and Other expenses of Class W shares that have been waived by the Adviser may be incurred directly or indirectly, all or in part, by investors in Class W shares.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions or other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of
Fund Tax cost
Gross unrealized
appreciation
Gross unrealized
(depreciation)
Net unrealized
appreciation
(depreciation)
6.1
Emerging Markets Debt $675,335,016 $522,601 $(160,235,345) $(159,712,744)
6.2
International Bond 462,494,070 163,376 (102,959,178) (102,795,802)
Fund
Undistributed
ordinary
income
Undistributed
long-term
capital gains
Unrealized
appreciation
(depreciation)
Capital loss
carryforwards
Late-year
loss deferrals
Other
book-to-tax
differences Total
6.1
Emerging Markets Debt $5,371,779 $– $(159,712,744) $(13,519,387) $– $(11,497) $(167,871,849)
6.2
International Bond 15,399,959 – (103,142,777) (13,879,279) – (7,085) (101,629,182)
10/31/2022 10/31/2021
Fund
Ordinary
income
Long-term
capital gains
Ordinary
income
Long-term
capital gains
6.1
Emerging Markets Debt $ 33,906,728 $ – $ 31,163,636 $ –
6.2
International Bond 39,488,304 2,993,471 14,610,210 448,574
Fund Short-term Long-term Total
6.1
Emerging Markets Debt $ 4,504,487 $ 9,014,900 $ 13,519,387
6.2
International Bond 8,575,552 5,303,727 13,879,279

57
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
continued
October 31, 2022 , the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2022, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2022, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waiver) were equal to the following noted annual percentage of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended
October 31, 2022, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds' shares owned by affiliates as of October 31, 2022:
Note 8—emerging markets risks
The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.
Investment
management fee
range
Investment
management fee-
effective rate Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.1
Emerging Markets Debt* 0 .450% — 0 .550% 0 .550% 0 .650% 0 .800% 0 .800% 0 .900% 1 .000% 0 .650%
6.2
International Bond* 0 .400% — 0 .500% 0 .500 0 .600 0 .750 0 .750 0 .850 0 .950 0 .600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2023 for the Emerging Markets Debt Fund and July 31, 2023
for the International Bond Fund. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.1
Emerging Markets Debt* 0 .450% — 0 .550% 0 .650% 0 .800% 0 .800% 0 .825% 1 .000% 0 .650%
6.2
International Bond* 0 .400% — 0 .500% 0 .585 0 .750 0 .750 0 .850 0 .950 0 .585
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
management fee
range Maximum expense amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class Class W
6.1
Emerging Markets Debt* 0 .450% — 0 .550% 0 .650% 0 .800% 0 .800% 0 .780% 1 .000% 0 .650%
6.2
International Bond* 0 .400% — 0 .500% 0 .600 0 .750 0 .750 0 .850 0 .930 0 .600
* This Fund is subject to a breakpoint schedule on its investment management fee, which reduces this fee as the Fund’s net assets increase.
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Underlying Fund
TIAA-CREF
Lifecycle Funds Total
6.1
Emerging Markets Debt 84% 84%
6.2
International Bond 98 98

Notes to financial statements
58
2022 Annual Report TIAA-CREF International Fixed-Income Funds
concluded
Note 9—inter-fund lending program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the year ended October 31, 2022, there were no inter-fund borrowing or lending transactions.
Note 10—line of credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 14, 2022 expiring on June 13, 2023, replacing the previous facility, which expired June 2022. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2022, there were no borrowings under this credit facility by the Funds.

Report of Independent Registered Public Accounting Firm
59
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Emerging Markets Debt Fund and TIAA-CREF International
Bond Fund
Opinions on the Financial Statements
We have audited (i) the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF
Emerging Markets Debt Fund as of October 31, 2022, the related statement of operations for the year ended October 31, 2022, the statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the financial highlights for each of the periods indicated therein, and (ii) the accompanying consolidated statement of assets and liabilities, including the consolidated portfolio of investments, of TIAA-CREF International Bond Fund as of October 31, 2022, the
related consolidated statement of operations for the year ended October 31, 2022, the consolidated statement of changes in net assets for each of the two years in the period ended October 31, 2022, including the related notes, and the consolidated financial highlights for each of the periods indicated therein (two of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2022, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended October 31, 2022 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of October 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PriceWaterhouseCoopers LLP
Charlotte, North Carolina
December 22, 2022
We have served as the auditor of one or more investment companies in TIAA-CREF Funds’ investment company group since 2005.

Important tax information
(unaudited)
60
2022 Annual Report TIAA-CREF International Fixed-Income Funds
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-term capital gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Qualified interest income (QII)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified interest income and/or short-term capital gain dividends pursuant to Section 871(k) of the Internal Revenue Code:
163(j)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary dividends treated as Section
163(j) interest dividends pursuant to Section 163(j) of the Internal Revenue Code:
Fund
Net long-term
capital gains
6.1
Emerging Markets Debt $ –
6.2
International Bond 2,993,471
Fund
Prior Year End to 12/31
Percentage
1/1 to Current Year End
Percentage
6.1
Emerging Markets Debt 2 .1% 7 .9%
6.2
International Bond 10 .2 4 .1
Fund Percentage
6.1
Emerging Markets Debt 100 .0%
6.2
International Bond 100 .0

61
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
Additional fund information
Portfolio holdings
Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our website at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-PORT or Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-PORT or Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds October 31, 2022
Trustees and officers
(unaudited)
62
2022 Annual Report TIAA-CREF International Fixed-Income Funds
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management),
and member of asset allocation portfolio management
team, GMO (2003–2005).
Mr. Berkley has particular experience in investment
management, global operations and finance, as
well as experience with non-profit organizations and
foundations.
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007). Director of U.S. Pension Plans, Johnson &
Johnson (2002–2006).
Mr. Boateng has particular experience in investments,
pensions, and public finance.
88 Board Member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Chair, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the Treasury (2011–2013).
Prof. Eberly has particular experience in education,
finance and public economic policy.
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
Ms. Eckl has particular experience in investment
management, mutual funds, pension plan management,
finance, accounting and operations. Ms. Eckl is licensed
as a certified public accountant in the State of Texas.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
Mr. Forrester has particular experience in investment
management, institutional marketing and product
development, operations management, alternative
investments and experience with non-profit
organizations.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
James S. Reid, Jr. Professor of Law (since 2004), Senior
Adviser to President and Provost (2010–2012), Acting
Dean (2009), Vice Dean for Budget (2003–2006) and
on the faculty (since 1989) of Harvard Law School.
Prof. Jackson has particular experience in law, including
financial regulation, federal securities laws, consumer
protection, finance, federal budget policy, pensions and
Social Security, and organizational management and
education.
88 Director, Build Commonwealth (non-profit
organization).

63
TIAA-CREF International Fixed-Income Funds 2022 Annual Report
continued
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002–2010), Goldman Sachs Asset Management.
Mr. Kenny has particular experience in investment
management of mutual funds and alternative
investments, finance, and operations management,
as well as experience on non-profit boards. He is
designated as an audit committee financial expert.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare; Member, University
of California at Santa Barbara Arts and
Lectures Advisory Council.
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
Prof. Poterba has particular experience in education,
economics, finance, tax, and organizational
development.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
Mr. Starr has particular experience in finance, investment
management of mutual funds, exchange-traded funds
and other alternative investments, corporate strategy
and development and regulatory change management.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
Trustees—concluded

Trustees and officers
(unaudited)
TIAA-CREF Funds October 31, 2022
64
2022 Annual Report TIAA-CREF International Fixed-Income Funds
concluded
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer, Office of the Chief
Operating Officer. Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive
Officer of CREF and TIAA Separate Account VA-1.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen.
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head, Public Investment Finance, Nuveen. Principal Financial Officer, Principal Accounting
Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of the Nuveen Funds.
Formerly, Managing Director, Head, TC Fund Administration, Nuveen.
Sean N. Woodroffe
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex.  Prior to joining TIAA, Mr. Woodroffe served as Chief People Officer at National Life Group.
Officers—concluded

How to reach us
©2022 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2554527
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A15653 (12/22)

2554527
A15653 (12/22)

2554527
A15653 (12/22)

Item 2. Code of Conduct.

2(a)    The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)    No response required.

2(c)    During the reporting period, there were no amendments to the code of conduct.

2(d)    During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)    Not applicable.

2(f)    A copy of the current code of conduct is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)        The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)        Thomas J. Kenny is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended October 31, 2021 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended October 31, 2021 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the October 31, 2021 Form N-CSR.

4(a)	Audit Fees.

For the fiscal years ended October 31, 2022 and October 31, 2021, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,050,541 and $1,047,635, respectively.

4(b)	Audit Related Fees.

For the fiscal years ended October 31, 2022 and October 31, 2021, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended October 31, 2022 and October 31, 2021, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $13,500 and $0, respectively.

4(c)	Tax Fees.

For the fiscal years ended October 31, 2022 and October 31, 2021, PwC’s aggregate fees for tax services billed to the Registrant were $150,565 and $181,177, respectively.

For the fiscal years ended October 31, 2022 and October 31, 2021, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)	All Other Fees.

For the fiscal years ended October 31, 2022 and October 31, 2021, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended October 31, 2022 and October 31, 2021, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2022 and October 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2022 and October 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2022 and October 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2022 and October 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2022 and October 31, 2021 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2022 and October 31, 2021 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)      The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)      Non-Audit Fees for Related Entities.

For the fiscal years ended October 31, 2022 and October 31, 2021, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,012,526 and $1,117,211 respectively.

4(h)      The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S- X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

11(a)    An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

11(b)    There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

13(a)(1) Copy of current SOX code of conduct for Senior Financial Officers

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: February 1, 2023	TIAA-CREF FUNDS By: /s/Bradley Finkle Bradley Finkle Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 1, 2023	By: /s/Bradley Finkle Bradley Finkle Principal Executive Officer and President (principal executive officer)

Dated: February 1, 2023	By: /s/E. Scott Wickerham E. Scott Wickerham Principal Financial Officer, Principal Accounting Officer and Treasurer (principal financial officer)